UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Helge Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-5242

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

# BridgeBuilder™

MUTUAL FUNDS

## Annual Report
June 30, 2019

Beginning on February 22, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your Edward Jones financial advisor or from the Fund. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Edward Jones clients investing in a Fund through Edward Jones Advisory Solutions® may elect to receive shareholder reports and other communications from the Fund electronically by contacting their Edward Jones financial advisor. If you are one of the few direct Fund investors, you may elect to receive shareholder reports and other communications from a Fund electronically by sending an email request to bridgebuilder30e3@edwardjones.com.

You may elect to receive all future reports in paper free of charge. If you are an Edward Jones client investing in a Fund through Edward Jones Advisory Solutions®, you should contact your Edward Jones financial advisor to request that you continue to receive paper copies of your shareholder reports, and your election to receive reports in paper will apply to all funds held within your Edward Jones account, including the Bridge Builder Mutual Funds. If you are one of the few direct Fund investors, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by sending an email request to bridgebuilder30e3@edwardjones.com, and your election to receive reports in paper will apply only to all of the Bridge Builder Mutual Funds.

*Bridge Builder Core Bond Fund*

*Bridge Builder Core Plus Bond Fund*

*Bridge Builder Municipal Bond Fund*

*Bridge Builder Large Cap Growth Fund*

*Bridge Builder Large Cap Value Fund*

*Bridge Builder Small/Mid Cap Growth Fund*

*Bridge Builder Small/Mid Cap Value Fund*

*Bridge Builder International Equity Fund*

Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds annual report for the fiscal year ended June 30, 2019. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each fund.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager sub-advised structure, where several leading asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. The Bridge Builder Mutual Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

Over the course of the past 12-months, there have been multiple additions to the Bridge Builder lineup of sub-advisers. BlackRock Investment Management, LLC was added as a sub-adviser to the Bridge Builder Municipal Bond Fund, effective in October of 2018. MFS Investment Management and Diamond Hill Capital Management, Inc. were added as sub-advisers to the Bridge Builder Small/Mid Cap Value Fund, effective in January of 2019.

All of the Bridge Builder Mutual Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William H. Broderick, III Chairman, Bridge Builder Trust

Ryan T. Robson President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment Advisory

Annual Report • June 30, 2019	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 8.18% during the fiscal year ended June 30, 2019. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 7.87% during the same period.

The U.S. economy continued to show signs of resilience as unemployment remained low, although growth decelerated, and inflation expectations moderated during the last 12 months. Monetary policy in the U.S. shifted from a tightening mode to a pause in rate hikes after the volatility seen at the end of 2018. Market expectations of future rate cuts became evident as rates continued to decline in 2019. More accommodative monetary policy, and consequently lower rates, led to strong performance of both safer U.S. Treasury bonds and investment-grade corporate bonds, as well as riskier high-yield corporate bonds. On a relative basis, bonds with longer maturities and lower coupons such as longer-dated U.S. Treasury bonds and investment-grade corporate bonds outperformed due to their higher sensitivity to changes in interest rates. Securitized bonds, which include both mortgage and asset-backed securities, were also positive during the period. Foreign bonds posted positive absolute performance but lagged the U.S. universe somewhat due to a very modest appreciation of the U.S. dollar relative to other major developed-market currencies. Going forward, we continue to expect some market volatility due to uncertainty surrounding geopolitical headlines, trade tensions, and continued evolution of central bank monetary policy around the globe.

The Fund’s outperformance compared to the benchmark was primarily driven by an overweight to investment-grade bonds as spreads between yields on investment grade bonds and Treasury bonds have narrowed. Security selection was also an important contributor to outperformance within both credit and securitized markets. During the period, the Fund remained largely neutral in terms of its broad exposure to interest rates.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2019

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Bond Fund from its inception (October 28, 2013) to June 30, 2019 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2019

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	8.18%	3.32%	3.44%
Bloomberg Barclays U.S. Aggregate Bond Index	7.87%	2.95%	3.11%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.36%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	35.5%
Corporate Bonds	29.8
Government Related	18.4
Asset-Backed Obligations	12.6
Short-Term Investments	3.7
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2019	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 8.66% during the fiscal year ended June 30, 2019. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 7.87% during the same period.

The U.S. economy continued to show signs of resilience as unemployment remained low, although growth decelerated, and inflation expectations moderated during the last 12 months. Monetary policy in the U.S. shifted from a tightening mode to a pause in rate hikes after the volatility seen at the end of 2018. Market expectations of future rate cuts became evident as rates continued to decline in 2019. More accommodative monetary policy, and consequently lower rates, led to strong performance of both safer U.S. Treasury bonds and investment-grade corporate bonds, as well as riskier high-yield corporate bonds. On a relative basis, bonds with longer maturities and lower coupons such as longer-dated U.S. Treasury bonds and investment-grade corporate bonds outperformed due to their higher sensitivity to changes in interest rates. Securitized bonds, which include both mortgage and asset-backed securities, were also positive during the period. Foreign bonds posted positive absolute performance but lagged the U.S. universe somewhat due to a very modest appreciation of the U.S. dollar relative to other major developed-market currencies. Going forward, we continue to expect some market volatility due to uncertainty surrounding geopolitical headlines, trade tensions, and continued evolution of central bank monetary policy around the globe.

The Fund’s overweight to investment grade and high-yield bonds throughout most of the period were positive contributors to performance. Within credit, security selection has also added a significant portion of the outperformance. Allocations within securitized markets were also a modest positive contributor. The Fund’s underweight to duration throughout most of the period modestly detracted from performance as interest rates fell and longer-duration instruments rallied.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forward foreign currency exchange contracts or swap contracts.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top- down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

4	Annual Report • June 30, 2019

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Plus Bond Fund from its inception (July 13, 2015) to June 30, 2019 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns of June 30, 2019

	1 Year	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	8.66%	3.76%
Bloomberg Barclays U.S. Aggregate Bond Index	7.87%	3.34%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.42%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	31.5%
Mortgage-Backed Obligations	25.8
Government Related	23.3
Asset-Backed Obligations	11.6
Short-Term Investments	5.3
Bank Loans	2.1
Convertible Securities	0.2
Common Stocks	0.1
Warrants	0.1
Convertible Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2019	5

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for investors subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 6.42% during the fiscal year ended June 30, 2019. The Fund outperformed its benchmark, the Bloomberg Barclays Municipal 1-15 Year Index, which returned 6.12% during the same period.

The U.S. economy continued to show signs of resilience as unemployment remained low, although growth decelerated, and inflation expectations moderated during the last 12 months. Monetary policy in the U.S. shifted from a tightening mode to a pause in rate hikes after the volatility seen at the end of 2018. Market expectations of future rate cuts became evident as rates continued to decline in 2019. More accommodative monetary policy, and consequently lower rates, led the municipal bond market to exhibit strong performance particularly for bonds with longer maturities and lower coupons. Bonds with relatively lower credit ratings or high-yield bonds outperformed higher-quality issues or those with investment-grade ratings. In addition, revenue bonds generally outperformed general obligation securities. The interest rate environment led more interest-rate sensitive bonds, those with longer duration profiles, to outperform shorter-term issues. When interest rates fall, bond prices rise, and longer-term bonds generally increase in price to a greater degree than shorter-term bonds. Additionally, high-demand coupled with limited supply of bonds in both the investment-grade and high-yield municipal markets supported positive returns.

The Fund’s credit and interest rate positioning relative to the benchmark were major performance drivers. The dedicated high-yield sleeve within the Fund drove performance due to higher coupon payments compared to investment-grade quality paper. Additionally, the Fund’s overall longer duration compared to the benchmark and how the portfolio was allocated along different maturity points of the yield curve were additive to relative performance. Strong security selection within various sectors of the municipal market also contributed positively.

Investment Sub-advisers

FlAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FlAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields and credit quality of various municipal securities.	Wells Capital Management, Inc. starts its investment process with a top-down, macroeconomic outlook. Wells Capital Management’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.	BlackRock Investment Management, LLC takes a top- down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

6	Annual Report • June 30, 2019

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal Bond Fund from its inception (September 14, 2015) to June 30, 2019 as compared with the Bloomberg Barclays Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Bloomberg Barclays Municipal 1-15 Year Index

Average Annual Total Returns as of June 30, 2019

	1 Year	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	6.42%	3.43%
Bloomberg Barclays Municipal 1-15 Year Index	6.12%	3.23%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.39%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	26.7%
General Obligation	21.3
Healthcare	15.4
Transportation	14.2
Utilities	8.9
Education	8.6
Housing	3.7
Short-Term Investments	1.2

Breakdown by State	(% of Long-Term Investments)
Texas	12.0%
Illinois	10.7
New York	9.6
Florida	6.3
Pennsylvania	4.8
Arizona	3.4
Michigan	3.2
California	3.1
New Jersey	3.0
Connecticut	2.8
Other	41.1

Annual Report • June 30, 2019	7

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2019, the Fund returned 13.76%, outperforming its benchmark, the Russell 1000® Growth Index, which returned 11.56%. Strong stock selection was the primary driver of outperformance over the past year. Selection was most positive within technology, healthcare and consumer staples. Headwinds to relative performance for the year included an overweight position in energy and poor stock selection within financials.

For the year, within large-capitalization growth stocks, real estate, technology, and consumer staples led the broad market. Conversely, energy and communication services were the worst-performing sectors. In addition, within the overall large-capitalization portion of the market, growth stocks outperformed value stocks for the one-year period.

Looking forward, we believe the economy in the U.S. to be supportive of equity returns. We continue to see a strong labor market, a healthy consumer and rising corporate profits, albeit at a lower rate of growth than in 2018. We view the possibility of lower interest rates for a longer period to be an additional positive factor for stock performance due to the Federal Reserve’s dovish shift in monetary policy. At the same time, we believe that short-term market volatility will likely continue as ongoing geopolitical tensions remain unresolved.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

8	Annual Report • June 30, 2019

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2019 as compared with the Russell 1000® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Russell 1000® Growth Index

Average Annual Total Returns as of June 30, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	13.76%	11.47%
Russell 1000® Growth Index	11.56%	12.89%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.25%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	29.4%
Healthcare	17.3
Consumer Discretionary	15.7
Communication Services	10.4
Consumer Staples	6.4
Industrials	5.6
Financials	5.1
Materials	3.2
Short-Term Investments	2.4
Real Estate	2.3
Energy	2.2

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	5.2%
Visa, Inc. – Class A	3.5
Amazon.com, Inc.	3.2
Alphabet, Inc. – Class A	2.3
Salesforce.com, Inc.	2.3
Apple, Inc.	2.3
Alphabet, Inc. – Class C	2.2
Facebook, Inc. – Class A	2.0
Walt Disney Co.	1.9
Estee Lauder Companies, Inc. – Class A	1.7

Annual Report • June 30, 2019	9

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2019, the Fund returned 8.46%, matching its benchmark, the Russell 1000® Value Index. Compared to the benchmark, tailwinds for the Fund’s relative performance were driven by strong stock selection in consumer discretionary, information technology and materials as well as an underweight to energy. Performance detractors for the year included poor stock selection within healthcare, industrials and energy as well as an underweight to utilities.

For the year, within large-capitalization value stocks, utilities, healthcare, communication services and information technology led the broad market. Conversely, consumer discretionary and financials were the worst-performing sectors. In addition, within the overall large-capitalization portion of the market, growth stocks outperformed value stocks for the one-year period.

Looking forward, we believe the economy in the U.S. to be supportive of equity returns. We continue to see a strong labor market, a healthy consumer and rising corporate profits, albeit at a lower rate of growth than in 2018. We view the possibility of lower interest rates for a longer period to be an additional positive factor for stock performance due to the Federal Reserve’s dovish shift in monetary policy. At the same time, we believe that short-term market volatility will likely continue as ongoing geopolitical tensions remain unresolved.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

10	Annual Report • June 30, 2019

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value Fund from its inception (April 27, 2015) to June 30, 2019 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Russell 1000® Value Index

Average Annual Total Returns as of June 30, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	8.46%	8.34%
Russell 1000® Value Index	8.46%	7.61%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.48%(1) and 0.28%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	18.5%
Industrials	14.4
Consumer Discretionary	11.9
Healthcare	11.5
Information Technology	10.9
Consumer Staples	6.7
Materials	6.7
Energy	6.1
Communication Services	5.0
Real Estate	3.3
Short-Term Investments	3.3
Utilities	1.7

Top Ten Equity Holdings	(% of Net Assets)
Medtronic Plc	2.3%
Berkshire Hathaway, Inc. – Class B	1.9
Chubb Ltd.	1.9
Microsoft Corp.	1.6
Comcast Corp. – Class A	1.5
Linde Plc	1.5
American Express Co.	1.4
UnitedHealth Group, Inc.	1.4
McDonald’s Corp.	1.3
Coca-Cola Co.	1.2

Annual Report • June 30, 2019	11

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small-and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2019, the Fund returned 11.66%, while its benchmark, the Russell 2500® Growth Index, returned 6.13% for the period, which resulted in overall outperformance. Compared to its benchmark, outperformance was driven by both strong stock selection as well as an overweight to mid-cap stocks. Stock selection was strongest within the consumer discretionary, healthcare and consumer staples sectors. The largest detractors included an overweight position and poor stock selection within financials.

For the year, small-capitalization stocks underperformed mid-capitalization stocks. Strongest contributors to returns included utilities, real estate and information technology sectors. The energy, consumer discretionary and materials sectors were headwinds to performance. Within both the mid-capitalization and small-capitalization segments of the market, growth stocks outperformed value stocks.

Looking forward, we believe the economy in the U.S. to be supportive of equity returns. We continue to see a strong labor market, a healthy consumer and rising corporate profits, albeit at a lower rate of growth than in 2018. We view the possibility of lower interest rates for a longer period to be an additional positive factor for stock performance due to the Federal Reserve’s dovish shift in monetary policy. At the same time, we believe that short-term market volatility will likely continue as ongoing geopolitical tensions remain unresolved.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small- capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid- capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small- capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

12	Annual Report • June 30, 2019

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Growth Fund from its inception (April 27, 2015) to June 30, 2019 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Russell 2500® Growth Index

Average Annual Total Returns as of June 30, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	11.66%	10.82%
Russell 2500® Growth Index	6.13%	9.31%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.68%(1) and 0.42%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.1%
Healthcare	20.6
Industrials	15.6
Consumer Discretionary	12.3
Financials	8.7
Consumer Staples	5.4
Materials	4.0
Real Estate	3.2
Communication Services	2.9
Short-Term Investments	2.3
Energy	0.8
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
Splunk, Inc.	1.6%
Workday, Inc. – Class A	1.6
IDEX Corp.	1.4
Rockwell Automation, Inc.	1.3
Palo Alto Networks, Inc.	1.3
ServiceNow, Inc.	1.3
SBA Communications Corp. – Class A	1.2
Aspen Technology, Inc.	1.2
Atlassian Corp. Plc – Class A	1.1
Advance Auto Parts, Inc.	1.0

Annual Report • June 30, 2019	13

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small-and mid-capitalization companies, which are defined as those companies whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2019, the Fund returned 1.22%, outperforming its benchmark, the Russell 2500® Value Index, which returned -1.92% for the period. Compared to its benchmark, outperformance was driven by positive stock selection as well as the Fund’s relative overweight to mid-cap stocks. Stock selection was strongest for the year within industrials, consumer discretionary and communication services. Attribution was positive across almost all sectors, with the underweight to real estate being the largest headwind.

For the year, small-capitalization stocks significantly underperformed mid-capitalization stocks. Within sectors, utilities, real estate and information technology led the broader market. Energy, consumer discretionary and consumer staples underperformed the broader market. Within both the mid-capitalization and small-capitalization segments of the market, growth stocks outperformed value stocks.

Looking forward, we believe the economy in the U.S. to be supportive of equity returns. We continue to see a strong labor market, a healthy consumer and rising corporate profits, albeit at a lower rate of growth than in 2018. We view the possibility of lower interest rates for a longer period to be an additional positive factor for stock performance due to the Federal Reserve’s dovish shift in monetary policy. At the same time, we believe that short-term market volatility will likely continue as ongoing geopolitical tensions remain unresolved.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom- up value-oriented investment process. Vaughan Nelson seeks companies than typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium- capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small- capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.
BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization- weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

LSV Asset Management

primarily invests in medium- capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Diamond Hill Capital Management, Inc. focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value. Diamond Hill concentrates on the fundamental economic drivers of the business. The primary focus is on bottom-up analysis, which takes into consideration earnings, revenue growth, operating margins, and other economic factors.

MFS Investment Management

primary invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their Financial condition, and market, economic, political, and regulatory conditions.

14	Annual Report • June 30, 2019

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Value Fund from its inception (April 27, 2015) to June 30, 2019 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

Russell 2500® Value Index

Average Annual Total Returns as of June 30, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	1.22%	5.38%
Russell 2500® Value Index	-1.92%	6.11%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.72%(1) and 0.50%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	23.6%
Industrials	15.6
Information Technology	12.2
Consumer Discretionary	9.2
Real Estate	8.0
Utilities	6.9
Healthcare	6.2
Materials	5.3
Energy	4.3
Short-Term Investments	3.2
Communication Services	2.8
Consumer Staples	2.7

Top Ten Equity Holdings	(% of Net Assets)
Reinsurance Group of America, Inc. – Class A	0.9%
Fidelity National Information Services, Inc.	0.9
Brink’s Co.	0.9
Cannae Holdings, Inc.	0.8
Allstate Corp.	0.8
IQVIA Holdings, Inc.	0.7
Discover Financial Services	0.7
AMETEK, Inc.	0.7
TriMas Corp.	0.7
The Howard Hughes Corp.	0.6

Annual Report • June 30, 2019	15

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2019, the Fund returned 1.57%, while its benchmark, the MSCI EAFE Index, returned 1.08%, which resulted in relative outperformance of 0.49%.

Select Eurozone and Asian countries such as Germany, U.K. and Japan underperformed the broader market, while France most notably outperformed. The U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from returns of international securities for U.S. investors. More defensive sectors, such as utilities, healthcare, and consumer staples, outperformed the broader market, while cyclical sectors such as energy, consumer discretionary and financials lagged. Emerging markets performed marginally better than developed markets. In developed markets, growth stocks outperformed value stocks, and large-capitalization stocks outperformed small-capitalization stocks.

Compared to its benchmark, the Fund’s relative return was aided by underweights to financials and materials, an overweight to technology, and an allocation to emerging markets. Underweights to real estate and utilities were headwinds to performance for the year. Positive stock selection, particularly in information technology and financials supported relative returns and offset the negative stock selection in the energy and consumer discretionary sectors.

We view the possibility of lower interest rates for a longer period to be a positive factor for international stock performance due to global central banks’ continued dovish stance in monetary policy. At the same time, we believe that short-term market volatility will likely continue as ongoing geopolitical tensions remain unresolved.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value- oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long. term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations and for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited employs an active, value- oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

16	Annual Report • June 30, 2019

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder International Equity Fund from its inception (July 6, 2015) to June 30, 2019 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2019

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2019

	1 Year	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	1.57%	5.20%
MSCI EAFE Index	1.08%	4.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.39%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Annual Report • June 30, 2019	17

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	16.8%
Industrials	13.1
Healthcare	12.7
Consumer Discretionary	11.6
Information Technology	10.5
Communication Services	10.1
Consumer Staples	9.3
Energy	6.0
Short-Term Investments	3.4
Materials	3.3
Utilities	2.6
Real Estate	0.6

Country Breakdown	(% of Long-Term Investments)
United Kingdom	15.7%
Japan	15.6
Switzerland	8.9
France	8.2
Germany	6.1
Hong Kong	5.5
Netherlands	4.4
China	3.9
Spain	3.4
Canada	3.2
Other	25.1

Top Ten Equity Holdings	(% of Net Assets)
Tesco Plc	1.5%
Novartis AG	1.4
Roche Holding AG	1.3
Sanofi	1.3
ENI SpA	1.2
BP Plc	1.2
Shopify, Inc. – Class A	1.2
China Mobile Ltd.	1.1
AIA Group Ltd.	1.1
Keyence Corp.	1.1

18	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)

Olive Street has contractually agreed, until at least October 28, 2020, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.

(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

Annual Report • June 30, 2019	19

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

20	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annual expense ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund				0.14%
	Actual	$1,000.00	$1,063.60		$0.72
	Hypothetical	1,000.00	1,024.10		0.70
Bridge Builder Core Plus Bond Fund				0.25
	Actual	1,000.00	1,069.20		1.28
	Hypothetical	1,000.00	1,023.55		1.25
Bridge Builder Municipal Bond Fund				0.17
	Actual	1,000.00	1,048.80		0.86
	Hypothetical	1,000.00	1,023.95		0.85
Bridge Builder Large Cap Growth Fund				0.22
	Actual	1,000.00	1,207.90		1.20
	Hypothetical	1,000.00	1,023.70		1.10
Bridge Builder Large Cap Value Fund				0.25
	Actual	1,000.00	1,180.30		1.35
	Hypothetical	1,000.00	1,023.55		1.25
Bridge Builder Small/Mid Cap Growth Fund				0.39
	Actual	1,000.00	1,230.60		2.16
	Hypothetical	1,000.00	1,022.86		1.96
Bridge Builder Small/Mid Cap Value Fund				0.43
	Actual	1,000.00	1,181.00		2.33
	Hypothetical	1,000.00	1,022.66		2.16
Bridge Builder International Equity Fund				0.36
	Actual	1,000.00	1,142.60		1.91
	Hypothetical	1,000.00	1,023.01		1.81

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

Annual Report • June 30, 2019	21

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2019

	Principal Amount	Value
BONDS & NOTES – 97.67%
Asset-Backed Obligations – 12.74%
Zais CLO 8 Ltd., 3.55%, (3 Month LIBOR USD + 0.95%), Apr. 2029 (1)(2)	$40,000,000	$39,653,000
Other Securities (1)(2)(3)(4)(5)(14)	1,884,439,799	1,892,620,074

Total Asset-Backed Obligations		1,932,273,074

Corporate Bonds – 30.23%
Basic Materials – 1.28%
Various Securities (1)(2)(6)	178,999,000	193,657,441

Total Basic Materials		193,657,441

Communications – 2.17%
Various Securities (1)	300,426,000	328,633,896

Total Communications		328,633,896

Consumer, Cyclical – 1.48%
Various Securities (1)(2)	218,593,860	224,453,731

Total Consumer, Cyclical		224,453,731

Consumer, Non-cyclical – 3.72%
Cigna Corp., 4.38%, Oct. 2028 (1)	30,325,000	32,705,038
Other Securities (1)(2)	506,183,762	531,010,946

Total Consumer, Non-cyclical		563,715,984

Diversified – 0.06%
Various Securities (1)	8,927,000	8,964,940

Total Diversified		8,964,940

Energy – 3.39%
Various Securities (1)(2)	479,992,000	513,755,071

Total Energy		513,755,071

Financials – 12.43%
Bank of America Corp., 2.37-7.75%, Apr. 2021-May 2038 (2)	145,452,000	151,965,581
Other Securities (1)(2)(3)(5)	1,662,841,271	1,733,204,453

Total Financials		1,885,170,034

Industrials – 1.32%
Various Securities (1)(3)	190,821,000	200,396,658

Total Industrials		200,396,658

Technology – 1.41%
Various Securities (1)	203,807,000	213,872,029

Total Technology		213,872,029

Utilities – 2.96%
Various Securities (1)(3)	424,860,893	450,038,320

Total Utilities		450,038,320

Total Corporate Bonds		4,582,658,104

Government Related – 18.65%
Other Government Related – 2.10%
Various Securities (1)(2)(7)	292,303,000	318,806,697

Total Other Government Related		318,806,697

U.S. Treasury – 16.55%
U.S. Treasury Inflation Indexed Bonds, 0.88%, Jan. 2029 (8)	25,579,817	26,928,033
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	30,000,000	30,009,375
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	125,350,000	125,389,172
U.S. Treasury Note/Bond, 1.88%, Mar. 2022	61,600,000	61,855,062
U.S. Treasury Note/Bond, 2.00%, May 2024	45,110,000	45,617,488

The accompanying notes are an integral part of these financial statements.

22	Annual Report • June 30, 2019

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount	Value
U.S. Treasury – 16.55% – (continued)
U.S. Treasury Note/Bond, 2.13%, Dec. 2022	$45,602,000	$46,209,433
U.S. Treasury Note/Bond, 2.13%, May 2025	37,000,000	37,604,140
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	106,336,000	108,836,557
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	41,050,000	42,000,885
U.S. Treasury Note/Bond, 2.38%, Feb. 2024	37,449,000	38,486,162
U.S. Treasury Note/Bond, 2.50%, Jan. 2024	29,914,000	30,882,699
U.S. Treasury Note/Bond, 2.50%, May 2024	88,213,000	91,197,080
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	64,350,000	64,033,277
U.S. Treasury Note/Bond, 2.63%, Feb. 2023	31,103,000	32,073,754
U.S. Treasury Note/Bond, 2.63%, Feb. 2029	30,326,000	31,961,945
U.S. Treasury Note/Bond, 2.75%, May 2023	26,626,000	27,633,836
U.S. Treasury Note/Bond, 2.88%, May 2043	162,075,000	173,186,001
U.S. Treasury Note/Bond, 3.00%, Feb. 2048	24,378,000	26,666,294
U.S. Treasury Note/Bond, 3.00%, Feb. 2049	30,183,000	33,102,262
U.S. Treasury Note/Bond, 3.13%, Nov. 2028	36,550,000	40,067,938
U.S. Treasury Note/Bond, 3.13%, May 2048	28,116,400	31,506,843
U.S. Treasury Note/Bond, 3.38%, Nov. 2048	30,304,000	35,621,405
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	58,719,100	69,685,351
U.S. Treasury Note/Bond, 3.63%, Feb. 2044	40,750,000	49,196,074
U.S. Treasury Note/Bond, 3.75%, Nov. 2043	48,150,000	59,222,619
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	37,619,000	51,471,903
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	34,113,000	33,401,100
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	32,364,370
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	57,722,022
U.S. Treasury Strip Coupon, 0.00%, May 2023	30,855,000	28,786,547
U.S. Treasury Note/Bond, 1.13%-8.75%, May 2020-May 2049	605,255,900	641,538,215
U.S. Treasury Strip Coupon, 0.00%, Feb. 2021-Aug. 2041 (7)	360,432,000	297,192,934
Other Securities (8)	6,231,571	6,869,294

Total U.S. Treasury		2,508,320,070

Total Government Related		2,827,126,767

Mortgage-Backed Obligations – 36.05%
Fannie Mae, 2.50%, Jul. 2034 (9)	29,245,000	29,434,635
Fannie Mae, 3.50%, Jul. 2049 (9)	32,840,000	33,563,506
Fannie Mae Pool, 3.50%, Feb. 2048	26,406,589	27,127,265
Fannie Mae Pool, 3.50%, Jul. 2042	25,760,950	26,735,728
Fannie Mae Pool, 4.00%, Jan. 2048	54,866,923	57,263,770
Fannie Mae-Aces, 2.67%, Dec. 2026 (4)	43,307,000	43,633,929
Fannie Mae-Aces, 3.06%, May 2027 (4)	29,130,000	30,290,193
Fannie Mae-Aces, 3.50%, Jul. 2028 (4)	43,207,455	46,091,127
Freddie Mac Gold Pool, 3.50%, Oct. 2047	39,232,048	40,396,709
Freddie Mac Multifamily Structured Pass Through Certificates, 3.19%, Sep. 2027 (4)	35,150,000	37,064,789
Freddie Mac Multifamily Structured Pass Through Certificates, 3.36%, Dec. 2026 (4)	27,000,000	28,622,220
Ginnie Mae, 3.00%, Aug. 2049 (9)	40,125,000	40,921,230
Ginnie Mae, 3.50%, Jul. 2049 (9)	41,865,000	43,232,154
Ginnie Mae II Pool, 3.50%, Apr. 2046	25,748,457	26,638,505
Ginnie Mae II Pool, 4.00%, Sep. 2047	39,255,116	40,925,250
GS Mortgage Securities Corp. II, 4.26%, Jul. 2051 (4)	28,521,000	30,950,342
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, 3.45%, Jul. 2050	27,200,000	28,483,718
New Residential Mortgage Loan Trust 2018-RPL1, 3.50%, Dec. 2057 (1)(4)	26,823,247	27,414,230
Fannie Mae, 3.00%-4.50%, Jul. 2034-Jul. 2049 (9)	89,300,000	91,760,844
Fannie Mae Pool, 2.00%-10.00%, Jul. 2019-Mar. 2049 (2)	1,420,604,989	1,482,152,236
Fannie Mae-Aces, 2.28%-4.33%, Mar. 2020-Aug. 2030 (2)(4)	153,459,396	159,934,827
Freddie Mac Gold Pool, 2.00%-10.00%, Sep. 2019-May 2049	728,449,171	756,149,942
Freddie Mac Multifamily Structured Pass Through Certificates, 0.95%-4.05%, Jun. 2020-Oct. 2033 (2)(4)	504,288,473	382,832,801
Ginnie Mae, 4.00%, Jul. 2049 (9)	5,745,000	5,955,276
Ginnie Mae II Pool, 2.50%-8.50%, Mar. 2025-May 2063 (4)	444,418,651	463,987,135
Ginnie Mae, 0.00%, Dec. 2032-Dec. 2040	2,033,636	1,813,749

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	23

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount	Value
Mortgage-Backed Obligations – 36.05% – (continued)
Ginnie Mae, 1.65%-17.76%, Apr. 2023-Aug. 2067 (2)(4)	$194,092,095	$159,077,338
Other Securities (1)(2)(3)(4)(5)(10)	1,365,138,743	1,322,362,960

Total Mortgage-Backed Obligations		5,464,816,408

Total Bonds & Notes (Cost: $14,305,624,165)		14,806,874,353

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Co., 5.35%	95,000	2,512,750

Total Preferred Stocks (Cost: $2,375,000)		2,512,750

SHORT-TERM INVESTMENTS – 3.78%
Money Market Funds – 3.77%
Fidelity Institutional Money Market Government Fund – Class I, 2.29% (11)(12)	571,520,227	571,520,227

Total Money Market Funds		571,520,227

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 2.52%, Feb. 2020 (7)	$1,250,000	1,233,775

Total U.S. Treasury Bills		1,233,775

Time Deposits – 0.00% (13)
Citibank, New York, 1.91% due 7/1/2019	81,823	81,823

Total Time Deposits		81,823

Total Short-Term Investments (Cost: $572,831,423)		572,835,825

TOTAL INVESTMENTS IN SECURITIES – 101.47% (Cost: $14,880,830,588)		15,382,222,928
LIABILITIES IN EXCESS OF OTHER ASSETS – (1.47)%		(222,668,861)

TOTAL NET ASSETS – 100.00%		$15,159,554,067

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,796,499,816, which represents 18.45% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2019.

(4)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2019.

(5)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $60,573,172 or 0.40% of the Fund’s net assets.

(6)	Includes securities in default as of June 30, 2019. The value of these securities total $426,249, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

24	Annual Report • June 30, 2019

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

(7)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $7,568,408, which represents 0.05% of total net assets.

(8)	Inflation protected security or includes inflation protected securities. The value of these securities total $33,298,343, which represents 0.22% of total net assets.

(9)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $244,867,645, which represents 1.62% of total net assets.

(10)	Inverse floating rate security or includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(11)	Partially assigned as collateral for certain delayed delivery securities.

(12)	Represents annualized seven-day yield as of the close of the reporting period.

(13)	Amount calculated is less than 0.005%.

(14)	Includes a security that is restricted at June 30, 2019. The value of the restricted security totals $960,918, which represents 0.01% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
895	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2019	$191,583,821	$192,585,821	$1,002,000
1,953	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2019	228,057,356	230,759,156	2,701,800
349	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2019	44,584,036	44,661,094	77,058
1,464	U.S. Ultra Long-Term Bond Future	J.P. Morgan	Sep. 2019	247,967,128	259,951,500	11,984,372

						15,765,230

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(266)	U.S. Long Bond Future	J.P. Morgan	Sep. 2019	$(39,768,602)	$(41,387,938)	$(1,619,336)

						(1,619,336)

						$14,145,894

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.49%	U.S. Federal Funds Effective Rate Index	Received	Annually	10/31/2025	$250,315,000	$(1,154,811)	$(13,052,454)	$(14,207,265)

						$(1,154,811)	$(13,052,454)	$(14,207,265)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019

	Principal Amount		Value
BONDS & NOTES – 95.19%
Asset-Backed Obligations – 12.05%
Countrywide Asset-Backed Certificates, 2.58%, (1 Month LIBOR USD + 0.18%, 0.18% Floor), Jun. 2047 (1)		$44,988,514	$43,174,811
Saxon Asset Securities Trust 2007-3, 2.71%, (1 Month LIBOR USD + 0.31%, 0.31% Floor), Sep. 2047 (1)		32,344,935	31,423,916
St Paul’s CLO VI DAC, 0.85%, (3 Month EURIBOR + 0.85%, 0.85% Floor), Aug. 2030 (1)(2)	EUR	38,000,000	43,455,531
Other Securities *(1)(2)(3)(4)(5)		2,111,701,480	2,046,290,441

Total Asset-Backed Obligations			2,164,344,699

Corporate Bonds – 32.45%
Basic Materials – 0.77%
Various Securities *(2)		132,790,000	138,435,338

Total Basic Materials			138,435,338

Communications – 4.33%
Various Securities *(1)(2)(6)		740,952,531	778,678,730

Total Communications			778,678,730

Consumer, Cyclical – 2.84%
General Motors Financial Co., Inc., 3.55%, Apr. 2021		$30,950,000	31,427,251
Other Securities *(1)(2)(4)		468,177,193	479,261,336

Total Consumer, Cyclical			510,688,587

Consumer, Non-cyclical – 5.90%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, Jul. 2021		43,040,000	40,834,200
Other Securities *(1)(2)(7)		976,415,679	1,018,225,508

Total Consumer, Non-cyclical			1,059,059,708

Diversified – 0.03%
Hutchison Whampoa International 14 Ltd., 3.63%, Oct. 2024		4,700,000	4,908,659

Total Diversified			4,908,659

Energy – 2.86%
Various Securities *(2)(8)		501,037,746	514,433,432

Total Energy			514,433,432

Financials – 10.36%
GE Capital International Funding Co. Unlimited Co., 4.42%, Nov. 2035		55,350,000	54,583,937
Other Securities *(1)(2)(4)(5)		1,719,943,492	1,806,868,094

Total Financials			1,861,452,031

Industrials – 1.96%
Various Securities *(1)(2)(4)		339,903,890	352,167,218

Total Industrials			352,167,218

Technology – 1.63%
Various Securities *(1)(2)		285,794,000	292,961,124

Total Technology			292,961,124

Utilities – 1.77%
Various Securities (1)(2)(8)		$306,854,000	317,205,551

Total Utilities			317,205,551

Total Corporate Bonds			5,829,990,378

Convertible Securities – 0.23%
Communications – 0.08%
Various Securities		15,709,615	14,893,898

Total Communications			14,893,898

The accompanying notes are an integral part of these financial statements.

26	Annual Report • June 30, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount		Value
Consumer, Cyclical – 0.02%
Caesars Entertainment Corp., 5.00%, Oct. 2024		$1,634,430	$2,797,614

Total Consumer, Cyclical			2,797,614

Consumer, Non-cyclical – 0.02%
Various Securities		3,895,000	4,057,213

Total Consumer, Non-cyclical			4,057,213

Diversified – 0.01%
RWT Holdings, Inc., 5.63%, Nov. 2019		1,460,000	1,468,883

Total Diversified			1,468,883

Energy – 0.06%
Various Securities		15,045,000	11,491,112

Total Energy			11,491,112

Industrials – 0.01%
Greenbrier Cos, Inc., 2.88%, Feb. 2024		1,993,000	1,915,040

Total Industrials			1,915,040

Technology – 0.03%
Nuance Communications, Inc., 1.00%, Dec. 2035		5,850,000	5,490,656

Total Technology			5,490,656

Total Convertible Securities			42,114,416

Government Related – 23.99%
Other Government Related – 2.64%
Argentina POM Politica Monetaria, 63.70%, (Argentina Blended Historical Policy Rate + 0.00%), Jun. 2020 (1)	ARS	1,920,855,000	44,088,988
Colombia Government International Bond, 4.00%, Feb. 2024		$42,755,000	44,743,108
Other Securities *(1)(2)(3)(8)		4,677,051,689	384,829,793

Total Other Government Related			473,661,889

U.S. Treasury – 21.35%
U.S. Treasury Inflation Indexed Bonds, 0.88%, Jan. 2029 (9)		$38,448,159	40,474,618
U.S. Treasury Inflation Indexed Bonds, 1.00%, Feb. 2048 (9)		37,521,314	39,481,545
U.S. Treasury Note/Bond, 1.75%, Jun. 2024		301,005,000	300,734,565
U.S. Treasury Note/Bond, 2.00%, May 2024		180,850,000	182,884,563
U.S. Treasury Note/Bond, 2.00%, Nov. 2026 (10)		44,737,000	45,049,810
U.S. Treasury Note/Bond, 2.13%, May 2021		213,480,000	214,872,624
U.S. Treasury Note/Bond, 2.13%, May 2026		145,770,000	148,110,292
U.S. Treasury Note/Bond, 2.25%, Apr. 2021		89,910,000	90,647,543
U.S. Treasury Note/Bond, 2.25%, Feb. 2027 (10)		141,695,000	145,115,605
U.S. Treasury Note/Bond, 2.38%, May 2029 (11)		111,695,000	115,359,992
U.S. Treasury Note/Bond, 2.50%, Feb. 2045		62,700,000	62,391,398
U.S. Treasury Note/Bond, 2.63%, Aug. 2020		46,770,000	47,148,179
U.S. Treasury Note/Bond, 2.63%, Feb. 2029 (11)		108,400,000	114,247,672
U.S. Treasury Note/Bond, 2.75%, Sep. 2020		62,290,000	62,937,232
U.S. Treasury Note/Bond, 2.75%, Jun. 2025		484,600,000	509,700,768
U.S. Treasury Note/Bond, 2.75%, Feb. 2028 (10)		40,500,000	43,039,160
U.S. Treasury Note/Bond, 2.88%, Nov. 2023		36,785,000	38,535,161
U.S. Treasury Note/Bond, 2.88%, May 2025		467,200,000	494,429,000
U.S. Treasury Note/Bond, 2.88%, Aug. 2028		44,165,000	47,435,970
U.S. Treasury Note/Bond, 2.88%, May 2049		419,896,900	449,748,945
U.S. Treasury Note/Bond, 3.00%, May 2045		30,000,000	32,769,141
U.S. Treasury Note/Bond, 3.00%, Feb. 2048		58,795,000	64,313,921
U.S. Treasury Note/Bond, 3.00%, Aug. 2048		91,040,000	99,695,912
U.S. Treasury Note/Bond, 3.00%, Feb. 2049 (11)		124,310,000	136,333,108
U.S. Treasury Note/Bond, 3.88%, Aug. 2040		53,670,000	66,974,290
U.S. Treasury Note/Bond, 4.25%, Nov. 2040		64,100,000	84,031,094

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount		Value
U.S. Treasury – 21.35% – (continued)
U.S. Treasury Note/Bond, 1.63%-4.63%, Jun. 2021-May 2048 (9)		$102,925,000	$113,484,785
Other Securities (9)		44,300,646	45,629,641

Total U.S. Treasury			3,835,576,534

Total Government Related			4,309,238,423

Mortgage-Backed Obligations – 26.47%
Fannie Mae Pool, 3.00%, Jan. 2047		52,301,168	52,933,003
Fannie Mae Pool, 3.50%, Jan. 2047		34,083,562	35,150,853
Fannie Mae Pool, 4.00%, Dec. 2048		203,005,774	210,467,973
Fannie Mae Pool, 4.00%, Mar. 2049		221,481,379	228,918,578
Fannie Mae Pool, 4.50%, May 2048		55,437,812	58,492,246
Freddie Mac Gold Pool, 3.50%, Aug. 2046		34,620,049	35,924,360
Freddie Mac Gold Pool, 3.50%, Dec. 2047		41,033,266	42,709,396
Freddie Mac Gold Pool, 3.50%, Mar. 2048		120,821,930	124,985,737
Freddie Mac Gold Pool, 4.00%, Nov. 2048		53,528,922	56,646,535
Freddie Mac Strips, 3.00%, Sep. 2044		92,138,195	93,781,312
Ginnie Mae II Pool, 3.00%, Aug. 2046		36,918,523	37,774,356
Ginnie Mae II Pool, 3.50%, Jan. 2048		31,432,142	32,475,094
Towd Point Mortgage Funding 2019-Granite4 Plc, 1.85%, Oct. 2051 (2)(5)	GBP	35,850,000	45,606,678
Fannie Mae Pool, 2.50%-6.50%, Dec. 2026-Jun. 2049		$883,065,572	917,574,981
Freddie Mac Gold Pool, 2.50%-8.00%, Jul. 2030-Nov. 2048		480,838,012	496,791,056
Ginnie Mae, 4.50%, Jul. 2049-Sep. 2049 (12)		40,245,000	41,920,065
Ginnie Mae II Pool, 3.00%-5.50%, Jul. 2036-Apr. 2049		520,880,053	541,613,025
Other Securities *(1)(2)(3)(5)(12)		1,979,581,544	1,700,995,610

Total Mortgage-Backed Obligations			4,754,760,858

Total Bonds & Notes (Cost: $16,660,606,804)			17,100,448,774

BANK LOANS – 2.19%
Various Securities *(1)(6)		397,945,717	392,787,029

Total Bank Loans (Cost: $395,554,175)			392,787,029

	Shares		Value
COMMON STOCKS – 0.09%
Communications – 0.07%
Various Securities (6)(13)		2,198,357	11,831,845

Total Communications			11,831,845

Consumer, Cyclical – 0.02%
Caesars Entertainment Corp. (13)		338,983	4,006,779

Total Consumer, Cyclical			4,006,779

Total Common Stocks (Cost: $15,755,094)			15,838,624

CONVERTIBLE PREFERRED STOCKS – 0.04%
Consumer, Non-cyclical – 0.04%
Bunge Ltd., 4.88%		68,719	6,810,053

Total Consumer, Non-cyclical			6,810,053

Total Convertible Preferred Stocks (Cost: $7,282,070)			6,810,053

The accompanying notes are an integral part of these financial statements.

28	Annual Report • June 30, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Shares		Value
WARRANTS – 0.06%
iHeartMedia, Inc., expires 5/1/2039 (6)		720,277	$10,840,169

Total Warrants (Cost: $14,478,742)			10,840,169

SHORT-TERM INVESTMENTS – 5.43%
Money Market Funds – 3.41%
Fidelity Institutional Money Market Government Fund – Class I, 2.29% (14)(15)		612,938,759	612,938,759

Total Money Market Funds			612,938,759

	Principal Amount		Value
Banker’s Acceptances – 0.87%
Bank of Montreal, 0.00%, Jul. 2019	CAD	79,257,000	60,440,520
Royal Bank of Canada, 0.00%, Jul. 2019		43,852,000	33,451,556
Other securities		80,992,000	61,795,842

Total Banker’s Acceptances			155,687,918

Certificate of Deposit – 0.00% (16)
Barclays Bank Plc, 2.98% (3 Month LIBOR + 0.40%), Oct. 2019 (1)		$250,000	250,241

Total Certificate of Deposit			250,241

Commercial Paper – 0.03%
Various Securities		5,740,000	5,733,471

Total Commercial Paper			5,733,471

U.S. Treasury Bills – 0.94%
U.S. Treasury Bill, 0.00%, Jul. 2019-Apr. 2020 (10)		168,963,000	168,255,659

Total U.S. Treasury Bills			168,255,659

Time Deposits – 0.18%
ANZ, London, 1.91% due 7/1/2019		8,184,209	8,184,209
Banco Santander, Frankfurt, 1.91% due 7/1/2019		558,967	558,967
BNP Paribas, Paris, -0.58% due 7/1/2019	EUR	242,885	276,185
Brown Brothers Harriman, -1.58% due 7/1/2019	CHF	121,813	124,783
Brown Brothers Harriman, -0.50% due 7/1/2019	SEK	689,175	74,215
Brown Brothers Harriman, -0.27% due 7/1/2019	JPY	7,329	68
Brown Brothers Harriman, 0.52% due 7/1/2019	AUD	2,057,950	1,444,783
Brown Brothers Harriman, 0.65% due 7/1/2019	NZD	294	197
Brown Brothers Harriman, 1.91% due 7/1/2019		$557	557
Citibank, London, 0.36% due 7/1/2019	GBP	5,863,118	7,445,867
Royal Bank of Canada, Toronto, 0.86% due 7/2/2019	CAD	18,005,042	13,749,030

Total Time Deposits			31,858,861

Total Short-Term Investments (Cost: $973,530,376)			974,724,909

TOTAL INVESTMENTS IN SECURITIES – 103.00% (Cost: $18,067,207,261)			18,501,449,558
LIABILITIES IN EXCESS OF OTHER ASSETS – (3.00)%			(538,106,182)

TOTAL NET ASSETS – 100.00%			$17,963,343,376

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

ARS	Argentine Peso

AUD	Australian Dollar

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	29

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

(1)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $3,697,186,102, which represents 20.58% of total net assets.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2019.

(4)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2019.

(6)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $11,074,561 or 0.06% of the Fund’s net assets.

(7)	Includes payment in-kind securities for which part of the income earned may be paid as additional principal.

(8)	Includes securities in default as of June 30, 2019. The value of these securities total $42,402,010, which represents 0.24% of total net assets.

(9)	Inflation protected security or includes inflation protected securities. The value of these securities total $125,585,804, which represents 0.70% of total net assets.

(10)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $46,015,764, which represents 0.26% of total net assets.

(11)	All or a portion of these U.S. Treasuries were purchased in a sale-buyback transaction. The value of these securities total $178,966,986, which represents 1.00% of total net assets.

(12)	Delayed delivery purchase commitment securities or includes delayed delivery purchase commitment securities. The value of these securities total $65,125,242, which represents 0.36% of total net assets.

(13)	Non-income producing security or includes securities that are non-income producing.

(14)	Partially assigned as collateral for certain delayed delivery securities.

(15)	Represents annualized seven-day yield as of the close of the reporting period.

(16)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Sep. 2019	AUD	39,237,473	$27,733,631	$186,964
2,042	U.S. 2 Year Note Future	Citigroup Global Markets	Sep. 2019		$436,217,511	439,396,923	3,179,412
8,132	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2019		1,740,969,864	1,749,841,223	8,871,359
3,726	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2019		432,339,023	440,250,187	7,911,164
5,797	U.S. 5 Year Note Future	Goldman Sachs	Sep. 2019		680,150,122	684,951,782	4,801,660
8,008	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2019		1,004,497,750	1,024,773,750	20,276,000
136	U.S. Long Bond Future	Goldman Sachs	Sep. 2019		20,592,313	21,160,750	568,437
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Sep. 2019		505,429	532,687	27,258

							45,822,254

The accompanying notes are an integral part of these financial statements.

30	Annual Report • June 30, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Open Futures Contracts (Continued)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(240)	Euro-Bobl Future	Citigroup Global Markets	Sep. 2019	EUR	(32,118,210)	$(36,689,212)	$(167,597)
(9)	U.S. Long Bond Future	Goldman Sachs	Sep. 2019		$(1,336,993)	(1,400,344)	(63,351)
(1,535)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sep. 2019		(206,354,799)	(212,021,875)	(5,667,076)

							(5,898,024)

							$39,924,230

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,114,000	USD	1,463,632	07/02/19	J.P. Morgan	$20,501
AUD	24,534,242	USD	17,073,109	08/23/19	HSBC Bank	180,808
AUD	37,389,375	USD	25,999,450	08/23/19	Morgan Stanley	294,951
CAD	6,325,000	USD	4,719,656	07/26/19	Citigroup Global Markets	113,082
CAD	28,720,000	USD	21,277,075	08/15/19	BNP Paribas	674,993
CAD	1,410,000	USD	1,051,194	08/15/19	Morgan Stanley	26,537
CAD	52,587,473	USD	39,272,326	09/20/19	Canadian Imperial Bank of Commerce	943,939
EUR	241,872,000	USD	274,958,120	07/02/19	BNP Paribas	74,571
EUR	6,564,000	USD	7,405,461	07/02/19	J.P. Morgan	58,464
GBP	201,310,000	USD	255,261,836	07/02/19	BNP Paribas	391,662
GBP	10,424,000	USD	13,203,394	07/02/19	J.P. Morgan	34,558
GBP	22,949,000	USD	29,172,078	08/02/19	Morgan Stanley	18,587
IDR*	1,475,948,000	USD	101,934	09/18/19	BNP Paribas	1,495
MXN	844,845,000	USD	43,670,561	08/14/19	BNP Paribas	22,906
PEN*	28,785,047	USD	8,733,327	07/17/19	BNP Paribas	2,863
RUB	3,067,075,789	USD	46,562,559	08/15/19	J.P. Morgan	1,644,568
RUB	249,817,460	USD	3,775,337	09/16/19	Morgan Stanley	132,945
SEK	71,721,254	USD	7,730,291	08/16/19	J.P. Morgan	19,728
TRY	104,077,286	USD	17,581,905	07/02/19	BNP Paribas	391,894
USD	6,664,740	ARS*	345,899,999	02/27/20	Deutsche Bank	723,411
USD	2,030,610	EUR	1,780,000	08/02/19	J.P. Morgan	1,213
USD	2,746,011	EUR	2,403,081	08/23/19	Morgan Stanley	1,634
USD	1,406,684	ILS	4,994,430	08/15/19	UBS	3,294
USD	5,713,009	JPY	613,600,000	08/02/19	Morgan Stanley	7,703
USD	10,144,672	KRW*	11,500,000,000	07/12/19	J.P. Morgan	210,008
USD	13,638,653	TRY	78,902,093	07/02/19	BNP Paribas	12,525

			Total Unrealized Appreciation			6,008,840

ARS*	345,899,999	USD	6,221,223	02/27/20	J.P. Morgan	(279,894)
EUR	1,115,000	USD	1,270,023	07/02/19	BNP Paribas	(2,157)
JPY	613,600,000	USD	5,699,477	07/02/19	Morgan Stanley	(8,247)
SEK	47,764,063	USD	5,172,518	08/16/19	Bank of America	(11,253)
SEK	31,891,489	USD	3,460,023	08/16/19	HSBC Bank	(13,909)
SEK	37,645,689	USD	4,073,988	08/16/19	UBS	(6,090)
TRY	79,346,713	USD	13,638,653	07/12/19	BNP Paribas	(11,824)
USD	47,594,118	AUD	68,576,654	07/02/19	Deutsche Bank	(550,121)
USD	46,623,751	AUD	66,462,654	08/02/19	Morgan Stanley	(88,530)
USD	44,393,632	AUD	64,290,612	08/23/19	Bank of America	(819,295)
USD	22,190,176	AUD	32,145,000	08/23/19	Citigroup Global Markets	(416,073)
USD	2,966,241	AUD	4,281,000	08/23/19	HSBC Bank	(44,409)
USD	5,700,029	AUD	8,180,000	09/20/19	Bank of America	(56,756)
USD	22,914,437	CAD	30,190,000	07/02/19	BNP Paribas	(139,284)
USD	288,436	CAD	380,000	07/16/19	BNP Paribas	(1,839)
USD	637,642	CAD	840,000	07/19/19	BNP Paribas	(4,067)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	31

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	5,345,587	CAD	7,040,000	07/19/19	Morgan Stanley	$(32,544)
USD	3,977,913	CAD	5,240,000	07/22/19	J.P. Morgan	(25,418)
USD	13,144,644	CAD	17,310,000	07/22/19	Morgan Stanley	(80,100)
USD	265,707	CAD	350,000	07/23/19	J.P. Morgan	(1,698)
USD	1,869,033	CAD	2,450,000	07/24/19	Morgan Stanley	(2,845)
USD	5,985,431	CAD	7,880,000	07/25/19	Morgan Stanley	(35,287)
USD	4,087,188	CAD	5,350,000	07/26/19	BNP Paribas	(582)
USD	4,697,817	CAD	6,325,000	07/26/19	Citigroup Global Markets	(134,921)
USD	569,415	CAD	750,000	07/26/19	J.P. Morgan	(3,637)
USD	4,676,614	CAD	6,130,000	07/26/19	Morgan Stanley	(7,130)
USD	36,965,786	CAD	48,380,000	07/31/19	J.P. Morgan	(4,401)
USD	9,424,913	CAD	12,416,000	08/15/19	BNP Paribas	(65,229)
USD	86,685,539	CAD	115,327,000	08/15/19	J.P. Morgan	(1,464,394)
USD	448,929	CAD	602,000	08/15/19	Morgan Stanley	(11,209)
USD	10,266,355	CAD	13,690,000	09/18/19	Bank of America	(202,783)
USD	16,281,904	CAD	21,645,000	09/20/19	Canadian Imperial Bank of Commerce	(271,108)
USD	16,285,269	CAD	21,645,000	09/20/19	Morgan Stanley	(267,743)
USD	18,223,324	CAD	24,228,000	09/20/19	Royal Bank of Canada	(305,037)
USD	16,277,337	CAD	21,645,000	09/20/19	State Street	(275,675)
USD	4,200,622	EUR	3,705,000	07/02/19	BNP Paribas	(12,334)
USD	365,695	EUR	322,000	07/02/19	J.P. Morgan	(451)
USD	274,544,937	EUR	245,524,000	07/02/19	Morgan Stanley	(4,640,444)
USD	271,028,086	EUR	237,765,000	08/02/19	BNP Paribas	(50,276)
USD	3,351,797	EUR	2,938,265	08/23/19	Bank of America	(3,774)
USD	2,444,615	EUR	2,166,000	08/23/19	Citigroup Global Markets	(29,010)
USD	3,770,183	EUR	3,365,450	08/23/19	HSBC Bank	(73,242)
USD	7,343,342	EUR	6,497,077	08/23/19	State Street	(76,479)
USD	2,185,397	EUR	1,942,063	08/23/19	UBS	(32,487)
USD	238,618,954	GBP	188,785,000	07/02/19	Morgan Stanley	(1,128,428)
USD	218,793,397	GBP	172,238,000	08/02/19	BNP Paribas	(289,861)
USD	2,614,585	ILS	9,361,000	07/17/19	Bank of America	(10,865)
USD	2,613,252	ILS	9,360,144	07/17/19	Citigroup Global Markets	(11,959)
USD	2,616,266	ILS	9,361,000	07/17/19	HSBC Bank	(9,185)
USD	2,616,266	ILS	9,361,000	07/17/19	J.P. Morgan	(9,185)
USD	2,802,953	ILS	9,990,000	08/15/19	Bank of America	(4,147)
USD	1,397,222	ILS	4,995,000	08/15/19	Citigroup Global Markets	(6,328)
USD	2,802,370	ILS	9,990,000	08/15/19	J.P. Morgan	(4,730)
USD	1,401,948	ILS	4,995,000	08/15/19	State Street	(1,602)
USD	1,401,201	ILS	4,995,000	08/15/19	UBS	(2,349)
USD	5,629,653	JPY	613,600,000	07/02/19	J.P. Morgan	(61,578)
USD	12,417,712	KRW*	14,635,515,000	10/11/19	Bank of America	(266,048)
USD	21,904,220	NZD	33,217,000	08/15/19	Morgan Stanley	(432,333)
USD	10,738,289	NZD	16,220,000	09/30/19	HSBC Bank	(176,391)
USD	11,711,597	NZD	17,703,000	09/30/19	Morgan Stanley	(201,016)
USD	8,699,806	PEN*	28,785,047	07/17/19	Deutsche Bank	(36,384)
USD	8,707,701	PEN*	28,785,047	09/17/19	BNP Paribas	(5,232)
USD	14,436,285	SEK	137,824,927	08/16/19	Citigroup Global Markets	(456,731)
USD	18,909,942	SEK	178,753,000	08/16/19	J.P. Morgan	(405,658)
USD	7,231,759	SEK	68,913,000	08/16/19	State Street	(214,807)

			Total Unrealized Depreciation			(14,298,803)

			Net Unrealized Depreciation			$(8,289,963)

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

*	Non-deliverable forward (See Note 3)

ARS	Argentine Peso

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli New Shekel

JPY	Japanese Yen
KRW	Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	1.35%		$9,894,000	$(277,068)	$166,225	$(110,843)
CDX.EM.29	1.00	6/20/2023	1.56		2,000,000	(32,772)	(8,328)	(41,100)
CDX.EM.30	1.00	12/20/2023	1.69		10,500,000	(432,342)	134,089	(298,253)
CDX.EM.31	1.00	6/20/2024	1.69		30,600,000	(1,013,403)	58,993	(954,410)
CDX.NA.IG.32	1.00	6/20/2024	0.55		127,700,000	2,124,645	633,392	2,758,037
Deutsche Bank	1.00	12/20/2019	0.57	EUR	5,100,000	10,000	3,117	13,117
General Electric Company	1.00	12/20/2023	0.81		$700,000	(29,276)	35,223	5,947

						$349,784	$1,022,711	$1,372,495

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Campbell Soup	1.00%	6/20/2024	0.85%	$2,200,000	$(15,303)	$(6,425)	$(21,728)

						$(15,303)	$(6,425)	$(21,728)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Argentine Republic	5.00%	6/20/2023	9.87%		$200,000	$1,168	$(30,329)	$(29,161)
J.P. Morgan	Barclays Bank	1.00	6/20/2024	0.59	EUR	1,000,000	12,566	11,178	23,744
Deutsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.38		$16,450,000	(272,865)	404,808	131,943
J.P. Morgan	Devon Energy	1.00	6/20/2024	0.87		1,050,000	8,158	(1,515)	6,643
Goldman Sachs	Federative Republic of Brazil	1.00	6/20/2024	1.50		3,900,000	(120,312)	31,478	(88,834)
Morgan Stanley	HP	1.00	6/20/2024	0.58		2,200,000	35,559	14,738	50,297
Bank of America	Republic of Colombia	1.00	6/20/2024	0.91		10,335,000	(64,965)	111,295	46,330
Goldman Sachs	Republic of Colombia	1.00	6/20/2024	0.91		49,785,000	(210,563)	560,967	350,404
Goldman Sachs	Republic of Indonesia	1.00	6/20/2024	0.90		21,300,000	15,735	139,429	155,164

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	33

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Republic of Indonesia	1.00%	6/20/2024	0.90%	$18,875,000	$(31,593)	$120,856	$89,263
Morgan Stanley	Republic of Indonesia	1.00	6/20/2024	0.90	17,025,000	(28,094)	152,116	124,022
Bank of America	Republic of South Africa	1.00	6/20/2024	1.68	9,654,762	(420,831)	122,961	(297,870)
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	1.68	44,100,000	(1,763,082)	515,203	(1,247,879)
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	1.68	4,700,000	(189,841)	44,836	(145,005)
J.P. Morgan	Republic of South Africa	1.00	6/20/2023	1.39	9,400,000	(521,054)	385,689	(135,365)
J.P. Morgan	Republic of Turkey	1.00	6/20/2024	3.99	300,000	(49,593)	11,659	(37,934)
Morgan Stanley	Republic of Turkey	1.00	6/20/2024	3.99	2,400,000	(357,854)	54,383	(303,471)
Goldman Sachs	Russia Emerging Markets	1.00	12/20/2022	0.88	1,500,000	(22,016)	28,502	6,486
Goldman Sachs	Russia Emerging Markets	1.00	12/20/2023	1.05	300,000	(4,099)	3,514	(585)
Goldman Sachs	Russia Emerging Markets	1.00	6/20/2024	1.14	26,300,000	(403,669)	241,517	(162,152)
J.P. Morgan	Russia Emerging Markets	1.00	6/20/2023	0.95	18,200,000	(423,777)	466,658	42,881
Deutsche Bank	United Mexican States	1.00	12/20/2023	1.00	1,700,000	(29,790)	30,170	380
Goldman Sachs	United Mexican States	1.00	6/20/2023	0.87	29,900,000	(187,013)	349,090	162,077
Goldman Sachs	United Mexican States	1.00	12/20/2023	1.00	10,200,000	(173,480)	175,760	2,280
J.P. Morgan	United Mexican States	1.00	12/20/2023	1.00	5,400,000	(100,898)	102,105	1,207
J.P. Morgan	United Mexican States	1.00	6/20/2024	1.11	800,000	(12,262)	8,381	(3,881)
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.77	3,800,000	3,109	26,750	29,859

						$(5,311,356)	$4,082,199	$(1,229,157)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.50%	3 Month USD LIBOR	Paid	Quarterly	12/20/2027	$94,300,000	$1,915,333	$2,596,627	$4,511,960
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027	107,900,000	(1,216,040)	6,378,717	5,162,677
2.54	3 Month USD LIBOR	Received	Quarterly	2/5/2024	12,000,000	—	(495,993)	(495,993)
2.55	3 Month USD LIBOR	Received	Quarterly	2/5/2024	12,000,000	—	(500,031)	(500,031)
2.56	3 Month USD LIBOR	Received	Quarterly	2/5/2024	12,000,000	—	(505,366)	(505,366)
2.57	3 Month USD LIBOR	Received	Quarterly	2/5/2024	6,000,000	—	(256,215)	(256,215)
2.58	3 Month USD LIBOR	Received	Quarterly	2/5/2024	17,900,000	—	(771,691)	(771,691)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024	18,000,000	—	(798,282)	(798,282)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024	6,000,000	—	(266,454)	(266,454)
3.00	3 Month USD LIBOR	Received	Quarterly	12/19/2048	47,200,000	(855,304)	(7,325,070)	(8,180,374)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029	47,200,000	3,691,029	810,587	4,501,616

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.00%	6 Month AUD BBSW	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	$690,522	$8,406,108	$9,096,630
0.75	6 Month EURIBOR	Received	Semi-Annual	9/18/2029	EUR	16,100,000	(138,550)	(886,081)	(1,024,631)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	9/18/2029	GBP	18,700,000	(129,186)	(891,471)	(1,020,657)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	9/18/2049		6,000,000	(65,830)	(455,242)	(521,072)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(19,340)	(5,676)	(25,016)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,386	(947)	2,439
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,105)	(12,722)	(14,827)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,773	(1,381)	3,392
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	158,401	(279,607)	(121,206)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	1,079	1,079
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	2,438	2,438
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(428)	2,938	2,510
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	3,238	3,238
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	1,898	1,898
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	11,549	23,626	35,175
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(1,165)	(1,165)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(24)	(5,581)	(5,605)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(173)	(173)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,795)	(26,087)	(35,882)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	13	(2,963)	(2,950)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	645	(5,236)	(4,591)

							$4,039,049	$4,733,822	$8,772,871

Over-the-Counter Total Return Swap Contracts – Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	12/20/2019	$2,700,000	$(16,388)	$57,452	$41,064

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	35

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	6/26/2019	8/26/2019	2.55%	$32,235,106
Goldman Sachs	6/24/2019	7/1/2019	2.61	17,774,288
Goldman Sachs	6/26/2019	7/3/2019	2.89	53,662,483
Goldman Sachs	6/28/2019	7/2/2019	2.33	51,748,955
Goldman Sachs	6/28/2019	7/2/2019	2.33	3,001,439
Goldman Sachs	6/28/2019	7/1/2019	2.94	21,254,272

				$179,676,543

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2019

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2019

	Principal Amount	Value
MUNICIPAL BONDS – 98.69%
Education – 8.61%
Connecticut State Health & Educational Facilities Authority, 1.00%, Jul. 2042 (1)(2)	$28,000,000	$28,000,000
New York State Dormitory Authority, 5.00%, Oct. 2041 (2)	13,205,000	14,016,711
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000,000	29,137,750
Connecticut State Health & Educational Facilities Authority, 1.80%-5.00%, Nov. 2023-Jul. 2049 (1)(2)	19,635,000	20,559,530
District of Columbia, 5.00%, Jun. 2046 (2)	3,370,000	3,749,024
Illinois Finance Authority, 5.00%, Aug. 2021-Aug. 2049 (2)	5,570,000	6,618,704
New York State Dormitory Authority, 5.00%, Oct. 2028-Oct. 2030 (2)	5,075,000	6,373,039
Other Securities (1)(3)	302,340,000	343,668,296

Total Education		452,123,054

General Obligation – 21.33%
Commonwealth of Massachusetts, 5.00%, Jul. 2036	12,630,000	14,747,546
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,202,272
County of Travis TX, 5.00%, Mar. 2038	12,555,000	15,488,601
District of Columbia, 5.00%, Jun. 2034 (2)	13,100,000	15,221,161
State of Connecticut, 5.00%, Aug. 2019	20,380,000	20,439,713
State of Hawaii, 5.00%, Jan. 2030	15,500,000	19,435,605
State of Illinois, 5.00%, Nov. 2025 (2)	13,240,000	15,052,026
State of Texas, 5.00%, Apr. 2039 (2)	20,000,000	22,764,200
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, Jun. 2035	12,780,000	15,519,649
District of Columbia, 5.00%, Jun. 2031-Jun. 2035 (2)	17,580,000	21,185,576
Illinois Finance Authority, 3.00%, Jul. 2035 (2)	2,250,000	2,223,112
State of Illinois, 4.00%-5.50%, Nov. 2020-Jul. 2038 (2)	72,515,000	80,300,731
State of Texas, 1.85%-5.50%, Aug. 2021-Apr. 2042 (1)(2)(4)	40,280,000	44,298,059
Other Securities (1)(3)(4)	725,100,000	819,513,167

Total General Obligation		1,120,391,418

General Revenue – 26.66%
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (1)	14,600,000	16,751,310
East Baton Rouge Parish Industrial Development Board, Inc., 1.99%, Aug. 2035 (1)	28,740,000	28,740,000
Illinois Finance Authority, 5.25%, Jul. 2035 (2)	20,085,000	25,482,844
Indianapolis Local Public Improvement Bond Bank, 5.00%, Feb. 2044	12,000,000	14,557,080
Industrial Development Authority of the City of Phoenix 1.90%, Dec. 2035 (1)	14,000,000	14,004,060
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (1)	21,620,000	23,832,123
Louisiana Public Facilities Authority, 1.95%, May 2042 (1)	13,525,000	13,525,000
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (1)	17,670,000	19,601,508
Mission Economic Development Corp., 1.75%, Jan. 2020 (1)	13,180,000	13,180,000
Mississippi Business Finance Corp., 2.00%, Dec. 2030 (1)	17,000,000	17,000,000
New York State Dormitory Authority, 5.00%, Mar. 2035 (2)	18,190,000	22,580,338
New York State Dormitory Authority, 5.25%, Mar. 2037 (2)	13,815,000	17,330,641
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (1)	38,245,000	41,881,717
Southeast Alabama Gas Supply District 4.00%, Jun. 2049 (1)	11,010,000	11,984,715
State of Texas, 4.00%, Aug. 2019 (2)	14,100,000	14,154,567
Tennergy Corp./TN, 5.00%, Feb. 2050 (1)	11,590,000	13,389,116
District of Columbia, 5.00%, Dec. 2022-Dec. 2036 (2)	9,440,000	9,965,502
Illinois Finance Authority, 4.00%-8.00%, May 2023-May 2047 (2)	5,500,000	5,752,649
Indiana Finance Authority, 1.93%-6.00%, Dec. 2026-Jan. 2051 (1)(2)	19,110,000	20,475,214
Main Street Natural Gas, Inc., 2.39%-5.00%, May 2027-Aug. 2048 (1)(4)	33,320,000	36,767,908
Metropolitan Transportation Authority, 2.35% (SIFMA Municipal Swap Index + 0.45%), Nov. 2026 (2)(4)	2,910,000	2,904,791
New York State Dormitory Authority, 5.00%-5.25%, Dec. 2023-Mar. 2038 (2)	15,130,000	18,054,380
State of Illinois, 5.00%, Jun. 2024-Jun. 2025 (2)	6,395,000	6,983,366
Other Securities (1)(3)(4)	941,026,000	991,047,572

Total General Revenue		1,399,946,401

Healthcare – 15.37%
Arizona Health Facilities Authority, 1.95%, Jan. 2046 (1)	27,100,000	27,100,000
Charlotte-Mecklenburg Hospital Authority 1.93%, Jan. 2048 (1)	13,260,000	13,260,000
County of Franklin OH, 5.00%, Nov. 2033 (1)	12,790,000	14,377,367

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	37

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount	Value
Healthcare – 15.37% – (continued)
Michigan State Hospital Finance Authority, 4.00%, Nov. 2047 (1)	$14,255,000	$15,670,958
Washington Health Care Facilities Authority, 5.00%, Oct. 2038	11,320,000	12,661,194
Connecticut State Health & Educational Facilities Authority, 1.80%-5.00%, Jul. 2021-Jul. 2049 (1)(2)(3)	8,945,000	9,386,014
District of Columbia, 1.94%-5.00%, Aug. 2038-Jul. 2052 (1)(2)	4,145,000	4,240,998
Illinois Finance Authority, 1.75%-5.25%, Feb. 2022-May 2054 (1)(2)	74,625,000	84,143,998
Illinois Finance Authority, 5.00%, May 2028 (2)	12,620,000	15,536,356
Illinois Finance Authority, 5.00%, Jul. 2057 (1)(2)	10,905,000	12,176,305
Indiana Finance Authority, 1.65%-5.00%, May 2026-Dec. 2058 (1)(2)	14,905,000	17,107,282
New York State Dormitory Authority, 4.00%-5.00%, Dec. 2019-Jul. 2025 (2)(3)	7,020,000	8,036,856
Other Securities (1)(3)	519,031,250	573,868,875

Total Healthcare		807,566,203

Housing – 3.65%
Alamito Public Facility Corp., 2.50%, Nov. 2021 (1)	15,000,000	15,234,450
District of Columbia Housing Finance Agency, 2.45%, Nov. 2021 (1)	13,750,000	13,904,963
Kentucky Housing Corp., 2.45%, Apr. 2021 (1)	13,000,000	13,130,260
Macon-Bibb County Housing Authority, 2.04%, Apr. 2021 (1)	15,000,000	15,054,900
Other Securities (1)(3)(4)	129,835,000	134,309,093

Total Housing		191,633,666

Transportation – 14.22%
Chicago O’Hare International Airport, 5.00%, Jan. 2032	12,665,000	14,582,985
City of Phoenix Civic Improvement Corp., 5.00%, Jul. 2029	12,865,000	14,494,996
Hillsborough County Aviation Authority, 5.00%, Oct. 2040	12,500,000	14,267,125
Metropolitan Transportation Authority, 5.00%, Sep. 2021 (2)	25,000,000	26,870,500
Triborough Bridge & Tunnel Authority, 2.12% (Secured Overnight Financing Rate + 0.50%), Nov. 2038	20,000,000	20,004,200
Indiana Finance Authority, 5.00%, Dec. 2024% (2)	3,000,000	3,561,990
Metropolitan Transportation Authority, 0.00%-5.25% May 2020-Nov. 2045 (1)(2)(4)	31,525,000	33,525,052
Other Securities (1)(4)	543,900,000	619,870,776

Total Transportation		747,177,624

Utilities – 8.85%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	14,595,000	16,874,885
City of Gainesville FL Utilities System Revenue, 2.03%, Oct. 2047 (1)	12,800,000	12,800,000
Indiana Finance Authority, 5.25%, Oct. 2038 (2)	15,010,000	16,173,125
Louisville & Jefferson County Metropolitan Government, 1.85%, Oct. 2033 (1)	15,900,000	15,992,697
New York City Water & Sewer System, 1.95%, Jun. 2044 (1)(2)	20,000,000	20,000,000
Utility Debt Securitization Authority, 5.00%, Dec. 2033	12,000,000	14,394,720
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2031 (2)	4,070,000	4,854,554
New York City Water & Sewer System, 1.98%-5.00%, Jun. 2031-Jun. 2044 (1)(2)	43,570,000	50,000,545
Other Securities (1)(4)	282,085,000	314,007,191

Total Utilities		465,097,717

Total Municipal Bonds (Cost: $4,996,772,366)		5,183,936,083

	Shares	Value
SHORT-TERM INVESTMENTS – 1.21%
Money Market Funds – 1.07%
Fidelity Institutional Money Market Government Fund-Class I, 2.29% (5)	55,961,048	55,961,048

Total Money Market Funds		55,961,048

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2019

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount	Value
Time Deposits – 0.14%
Citibank, New York, 1.91% due 7/1/2019	$7,396,577	$7,396,577
J.P. Morgan, New York, 1.91% due 7/1/2019	200,866	200,866

Total Time Deposits		7,597,443

Total Short-Term Investments (Cost: $63,558,491)		63,558,491

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $5,060,330,857)		5,247,494,574
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		5,260,772

TOTAL NET ASSETS – 100.00%		$5,252,755,346

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2019.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $127,251,225, which represents 2.42% of total net assets.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(600)	U.S. 10 Year Note Future	Merrill Lynch	Sep. 2019	$(75,795,312)	$(76,781,249)	$(985,937)

						$(985,937)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	39

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

State/U.S. Territory	Percentage of Net Assets
Alabama	1.03%
Alaska	0.09
Arizona	3.40
Arkansas	0.07
California	3.07
Colorado	2.33
Connecticut	2.75
Delaware	0.27
District of Columbia	2.05
Florida	6.26
Georgia	2.30
Guam	0.03
Hawaii	0.66
Idaho	0.07
Illinois	10.57
Indiana	2.12
Iowa	0.61
Kansas	0.18
Kentucky	2.08
Louisiana	1.76
Maine	0.13
Maryland	2.68
Massachusetts	2.40
Michigan	3.16
Minnesota	0.54
Mississippi	0.53
Missouri	0.89
Montana	0.03
Nebraska	0.20
Nevada	1.23

State/U.S. Territory (Continued)	Percentage of Net Assets
New Hampshire	0.45%
New Jersey	2.94
New Mexico	0.39
New York	9.44
North Carolina	1.19
North Dakota	0.02
Ohio	1.79
Oklahoma	0.91
Oregon	0.60
Pennsylvania	4.69
Puerto Rico	0.64
Rhode Island	0.21
South Carolina	1.48
South Dakota	0.09
Tennessee	1.74
Texas	11.85
Utah	0.28
Vermont	0.09
Virgin Islands	0.06
Virginia	1.57
Washington	2.45
West Virginia	0.24
Wisconsin	2.08

Total Municipal Bonds	98.69

SHORT-TERM INVESTMENTS	1.21

TOTAL INVESTMENTS IN SECURITIES	99.90
OTHER ASSETS IN EXCESS OF LIABILITIES	0.10

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2019

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS – 97.49%
Communication Services – 10.43%
Alphabet, Inc. – Class A (1)	147,346	$159,546,249
Alphabet, Inc. – Class C (1)	139,957	151,280,921
Facebook, Inc. – Class A (1)	707,302	136,509,286
Netflix, Inc. (1)	172,177	63,244,056
Walt Disney Co.	946,393	132,154,319
Other Securities (1)	1,693,482	87,493,511

Total Communication Services		730,228,342

Consumer Discretionary – 15.69%
Amazon.com, Inc. (1)	119,107	225,544,588
Booking Holdings, Inc. (1)	42,975	80,565,662
Lowes Companies, Inc.	1,042,931	105,242,167
McDonald’s Corp.	413,075	85,779,155
Nike, Inc. – Class B	1,375,058	115,436,119
TJX Companies, Inc.	1,718,171	90,856,882
Yum! Brands, Inc.	1,089,812	120,609,494
Other Securities (1)	2,259,797	274,342,174

Total Consumer Discretionary		1,098,376,241

Consumer Staples – 6.38%
Coca Cola Co.	1,912,148	97,366,576
Estee Lauder Companies, Inc. – Class A	665,392	121,839,929
Mondelez International, Inc. – Class A	1,951,711	105,197,223
Procter & Gamble Co.	630,480	69,132,132
Other Securities (1)	336,785	52,877,336

Total Consumer Staples		446,413,196

Energy – 2.17%
Chevron Corp.	666,005	82,877,662
Other Securities (1)	924,284	68,747,723

Total Energy		151,625,385

Financials – 5.13%
Aon Plc	265,938	51,320,715
Bank of America Corp.	2,870,964	83,257,956
Intercontinental Exchange, Inc.	1,008,605	86,679,514
JPMorgan Chase & Co.	388,150	43,395,170
Other Securities (1)	1,493,520	94,647,242

Total Financials		359,300,597

Healthcare – 17.24%
Abbott Laboratories	1,275,206	107,244,825
Becton Dickinson & Co.	323,970	81,643,680
Danaher Corp.	687,190	98,213,195
Johnson & Johnson	660,893	92,049,177
Medtronic Plc	896,755	87,334,969
Novo Nordisk A/S-ADR	1,450,138	74,015,044
Pfizer, Inc.	1,119,950	48,516,234
Regeneron Pharmaceuticals, Inc. (1)	208,941	65,398,533
UnitedHealth Group, Inc.	467,535	114,083,215
Other Securities (1)	3,963,586	438,178,007

Total Healthcare		1,206,676,879

Industrials – 5.60%
Boeing Co.	134,778	49,060,540
Deere & Co.	265,606	44,013,570

	Shares	Value
Honeywell International, Inc.	462,720	$80,786,285
Other Securities (1)	1,578,482	218,393,336

Total Industrials		392,253,731

Information Technology – 29.40%
Adobe Systems, Inc. (1)	194,611	57,342,131
Analog Devices, Inc.	465,672	52,560,399
Apple, Inc.	798,536	158,046,245
Autodesk, Inc. (1)	605,500	98,635,950
Automatic Data Processing, Inc.	469,500	77,622,435
Cisco Systems, Inc.	1,649,470	90,275,493
FleetCor Technologies, Inc. (1)	323,026	90,721,852
Intuit, Inc.	360,906	94,315,565
Mastercard, Inc. – Class A	263,883	69,804,970
Microsoft Corp.	2,727,945	365,435,512
PayPal Holdings, Inc. (1)	1,058,070	121,106,692
Salesforce.com, Inc. (1)	1,049,733	159,275,988
Visa, Inc. – Class A	1,399,775	242,930,951
Workday, Inc. – Class A (1)	237,310	48,786,190
Other Securities (1)(2)	2,618,721	329,732,172

Total Information Technology		2,056,592,545

Materials – 3.16%
Ecolab, Inc.	548,254	108,247,270
Linde Plc	416,703	83,673,962
Other Securities (1)	228,150	29,454,254

Total Materials		221,375,486

Real Estate – 2.29%
Equinix, Inc.	207,383	104,581,173
Other Securities (1)	622,771	55,377,386

Total Real Estate		159,958,559

Total Common Stocks (Cost: $5,003,286,879)		6,822,800,961

RIGHTS – 0.00% (3)
Consumer Staples – 0.00% (3)
Herbalife Ltd., expires 8/21/2019-CVR (1)(4)	93,853	—

Total Rights (Cost: $0)		—

SHORT-TERM INVESTMENTS – 2.35%
Money Market Funds – 2.32%
Goldman Sachs Financial Square Government Fund-Class I, 2.25% (5)	162,234,466	162,234,466

Total Money Market Funds		162,234,466

	Principal Amount	Value
Time Deposits – 0.03%
ANZ, London, 1.91% due 7/1/2019	$705,574	705,574
Banco Santander, Frankfurt, 1.91% due 7/1/2019	484,629	484,629
J.P. Morgan, New York, 1.91% due 7/1/2019	890,396	890,396

Total Time Deposits		2,080,599

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	41

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Value
Total Short-Term Investments (Cost: $164,315,066)	$164,315,065

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $5,167,601,945)	6,987,116,026
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%	11,314,584

TOTAL NET ASSETS – 100.00%	$6,998,430,610

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $14,119,441, which represents 0.20% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2019

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS – 96.14%
Communication Services – 4.93%
Alphabet, Inc. – Class C (1)	84,853	$91,718,456
Comcast Corp. – Class A	3,103,177	131,202,324
Facebook, Inc. – Class A (1)	358,644	69,218,292
Other Securities (1)	2,759,944	138,481,758

Total Communication Services		430,620,830

Consumer Discretionary – 11.82%
Booking Holdings, Inc. (1)	38,693	72,538,154
Dollar General Corp.	459,775	62,143,189
McDonald’s Corp.	558,535	115,985,378
Michelin	514,958	65,112,058
NIKE, Inc. – Class B	907,497	76,184,373
TJX Companies, Inc.	1,418,092	74,988,705
Other Securities (1)	10,595,632	564,686,122

Total Consumer Discretionary		1,031,637,979

Consumer Staples – 6.67%
Coca Cola Co.	2,007,613	102,227,654
Colgate Palmolive Co.	1,054,141	75,550,285
Costco Wholesale Corp.	266,799	70,504,304
Diageo Plc – ADR	379,380	65,374,762
PepsiCo, Inc.	662,475	86,870,347
Procter & Gamble Co.	581,450	63,755,993
Other Securities (1)	1,921,276	118,250,563

Total Consumer Staples		582,533,908

Energy – 6.06%
EOG Resources, Inc.	734,969	68,469,712
Exxon Mobil Corp.	804,778	61,670,138
Other Securities (1)	14,554,246	399,019,898

Total Energy		529,159,748

Financials – 18.38%
American Express Co.	1,006,362	124,225,325
Berkshire Hathaway, Inc. – Class B (1)	781,908	166,679,328
Chubb Ltd.	1,125,237	165,736,158
Citigroup, Inc.	1,322,497	92,614,465
JPMorgan Chase & Co.	685,457	76,634,093
Marsh & McLennan Companies, Inc.	670,762	66,908,509
PNC Financial Services Group, Inc.	477,354	65,531,157
Synchrony Financial	2,005,675	69,536,752
Wells Fargo & Co.	1,855,506	87,802,544
Other Securities (1)	20,195,313	688,899,862

Total Financials		1,604,568,193

Healthcare – 11.44%
Baxter International, Inc.	885,826	72,549,149
Danaher Corp.	574,534	82,112,399
Johnson & Johnson	681,333	94,896,060
Medtronic Plc	2,031,705	197,867,750
Merck & Co., Inc.	897,769	75,277,931
Sanofi – ADR	1,956,378	84,652,476
UnitedHealth Group, Inc.	505,658	123,385,609
Other Securities (1)	3,072,926	268,017,164

Total Healthcare		998,758,538

Industrials – 14.34%
Air Lease Corp. – Class A	1,860,498	76,912,987
General Dynamics Corp.	409,299	74,418,744

	Shares		Value
Jacobs Engineering Group, Inc.		1,088,189	$91,832,270
Union Pacific Corp.		425,326	71,926,880
United Technologies Corp.		754,388	98,221,318
Other Securities (1)		13,196,416	838,763,922

Total Industrials			1,252,076,121

Information Technology – 10.89%
Apple, Inc.		442,743	87,627,695
Cisco Systems, Inc.		1,262,610	69,102,645
Microsoft Corp.		1,029,031	137,848,993
NXP Semiconductors NV		745,574	72,775,478
Oracle Corp.		1,376,348	78,410,546
Visa, Inc. – Class A		405,530	70,379,732
Other Securities (1)		6,893,650	434,421,347

Total Information Technology			950,566,436

Materials – 6.62%
Air Products & Chemicals, Inc.		287,362	65,050,136
DowDuPont, Inc.		881,702	66,189,369
Ecolab, Inc.		346,754	68,463,110
Linde Plc		645,074	129,530,859
Other Securities (1)		6,766,769	249,022,583

Total Materials			578,256,057

Real Estate – 3.29%
American Tower Corp.		430,235	87,961,546
Public Storage		297,141	70,770,072
Other Securities (1)		3,205,932	128,518,810

Total Real Estate			287,250,428

Utilities – 1.70%
Various Securities (1)		2,444,856	148,262,840

Total Utilities			148,262,840

Total Common Stocks (Cost: $7,129,057,082)			8,393,691,078

SHORT-TERM INVESTMENTS – 3.33%
Money Market Funds – 3.30%
Goldman Sachs Financial Square Government Fund – Class I, 2.25% (2)		287,806,943	287,806,943

Total Money Market Funds			287,806,943

	Principal Amount		Value
Time Deposits – 0.03%
ANZ, London, 1.91% due 7/1/2019		$207,480	207,480
Banco Santander, Frankfurt 1.91% due 7/1/2019		945,963	945,963
BNP Paribas, Paris, -0.58% due 7/1/2019	EUR	276,159	314,021
Brown Brothers Harriman, 1.91% due 7/1/2019		$6,028	6,028
J.P. Morgan, New York, 1.91% due 7/1/2019		1,429,971	1,429,971

Total Time Deposits			2,903,463

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	43

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

Value
Total Short-Term Investments (Cost: $290,710,405)	$290,710,406

TOTAL INVESTMENTS IN SECURITIES – 99.47% (Cost: $7,419,767,487)	8,684,401,484
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.53%	46,674,813

TOTAL NET ASSETS – 100.00%	$8,731,076,297

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2019

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS – 97.51%
Communication Services – 2.86%
Live Nation Entertainment, Inc. (1)	599,982	$39,748,808
Other Securities (1)	3,813,343	75,262,988

Total Communication Services		115,011,796

Consumer Discretionary – 12.29%
Advance Auto Parts, Inc.	270,931	41,761,304
Aptiv Plc	276,618	22,359,033
Expedia Group, Inc.	287,206	38,207,014
GrubHub, Inc. (1)	417,902	32,592,177
MercadoLibre, Inc. (1)	66,240	40,523,645
Ross Stores, Inc.	370,772	36,750,921
Tractor Supply Co.	245,020	26,658,176
Ulta Beauty, Inc. (1)	88,220	30,602,636
Other Securities (1)	4,519,539	225,233,830

Total Consumer Discretionary		494,688,736

Consumer Staples – 5.44%
Flowers Foods, Inc.	1,040,000	24,200,800
The J.M. Smucker Co.	198,000	22,807,620
Other Securities (1)	2,945,749	171,725,832

Total Consumer Staples		218,734,252

Energy – 0.79%
Various Securities (1)	1,793,966	31,692,891

Total Energy		31,692,891

Financials – 8.69%
Arthur J. Gallagher & Co.	365,596	32,022,554
Everest Re Group Ltd.	150,476	37,194,658
Northern Trust Corp.	275,000	24,750,000
The Progressive Corp.	298,520	23,860,704
Other Securities (1)	3,880,310	231,816,351

Total Financials		349,644,267

Healthcare – 20.52%
BioMarin Pharmaceutical, Inc. (1)	306,893	26,285,385
Bio-Techne Corp.	155,835	32,490,039
Cantel Medical Corp.	315,891	25,473,450
Catalent, Inc. (1)	657,869	35,663,078
Dentsply Sirona, Inc.	462,000	26,962,320
Edwards Lifesciences Corp. (1)	127,000	23,461,980
IDEXX Laboratories, Inc. (1)	141,665	39,004,624
Integra LifeSciences Holdings Corp. (1)	691,846	38,639,599
Mettler-Toledo International, Inc. (1)	49,698	41,746,320
The Cooper Companies, Inc.	65,469	22,055,851
Veeva Systems, Inc. – Class A (1)	158,494	25,693,462
Waters Corp. (1)	143,584	30,905,020
Other Securities (1)	9,100,294	457,433,855

Total Healthcare		825,814,983

Industrials – 15.57%
AMETEK, Inc.	287,958	26,158,105
Copart, Inc. (1)	305,514	22,834,116
CoStar Group, Inc. (1)	62,689	34,733,467
Fortive Corp.	339,484	27,674,736
IDEX Corp.	316,939	54,557,879
Nordson Corp.	215,452	30,445,522
RBC Bearings, Inc. (1)	135,072	22,531,360

	Shares	Value
Rockwell Automation, Inc.	316,001	$51,770,444
Verisk Analytics, Inc. – Class A	203,407	29,790,989
Other Securities (1)	7,463,218	326,160,654

Total Industrials		626,657,272

Information Technology – 24.01%
Arista Networks, Inc. (1)	89,088	23,129,027
Aspen Technology, Inc. (1)	391,268	48,626,787
Atlassian Corp. Plc – Class A (1)	347,842	45,511,647
Blackbaud, Inc.	279,778	23,361,463
Fortinet, Inc. (1)	368,520	28,313,392
LogMeIn, Inc.	305,007	22,472,916
Palo Alto Networks, Inc. (1)	251,732	51,292,912
ServiceNow, Inc. (1)	184,630	50,693,859
Splunk, Inc. (1)	520,405	65,440,929
Workday, Inc. – Class A (1)	313,350	64,418,493
Other Securities (1)	9,315,080	542,932,103

Total Information Technology		966,193,528

Materials – 4.01%
AptarGroup, Inc.	289,969	36,054,745
Martin Marietta Materials, Inc.	139,195	32,030,161
Other Securities (1)	2,372,528	93,361,314

Total Materials		161,446,220

Real Estate – 3.18%
Jones Lang LaSalle, Inc.	172,074	24,209,091
SBA Communications Corp. – Class A (1)	220,578	49,594,758
Other Securities (1)	1,335,567	54,262,513

Total Real Estate		128,066,362

Utilities – 0.15%
Various Securities (1)	148,912	5,960,505

Total Utilities		5,960,505

Total Common Stocks (Cost: $3,001,228,756)		3,923,910,812

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Various Securities (1)(3)	7,820	1,752

Total Healthcare		1,752

Materials – 0.00% (2)
A. Schulman, Inc. – CVR (1)(3)	9,002	3,508

Total Materials		3,508

Total Rights (Cost: $0)		5,260

SHORT-TERM INVESTMENTS – 2.31%
Money Market Funds – 2.22%
Goldman Sachs Financial Square Government Fund – Class I, 2.25% (4)	89,434,695	89,434,695

Total Money Market Funds		89,434,695

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	45

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Principal Amount	Value
Time Deposits – 0.09%
ANZ, London, 1.91% due 7/1/2019	$1,638,895	$1,638,895
Banco Santander, Frankfurt, 1.91% due 7/1/2019	955,363	955,363
BBVA, Madrid, 1.91% due 7/1/2019	979,436	979,436

Total Time Deposits		3,573,694

Total Short-Term Investments (Cost: $93,008,389)		93,008,389

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $3,094,237,145)		4,016,924,461
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.18%		7,148,459

TOTAL NET ASSETS – 100.00%		$4,024,072,920

Percentages are stated as a percent of net assets.

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $5,260, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2019

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS – 96.57%
Communication Services – 2.79%
Cable One, Inc.	19,150	$22,424,458
Nexstar Media Group, Inc. – Class A	263,184	26,581,584
Other Securities (1)	2,685,202	85,336,507

Total Communication Services		134,342,549

Consumer Discretionary – 9.18%
Core-Mark Holding Co., Inc.	624,461	24,803,591
eBay, Inc.	483,092	19,082,134
Jack in the Box, Inc.	240,445	19,569,819
Other Securities (1)	10,520,377	377,935,577

Total Consumer Discretionary		441,391,121

Consumer Staples – 2.65%
Various Securities (1)	2,651,862	127,249,203

Total Consumer Staples		127,249,203

Energy – 4.26%
WPX Energy, Inc. (1)	1,910,458	21,989,372
Other Securities (1)	10,805,850	182,750,719

Total Energy		204,740,091

Financials – 23.60%
Alleghany Corp. (1)	39,938	27,202,171
Allstate Corp.	355,089	36,109,000
Aon Plc	111,256	21,470,183
Arthur J. Gallagher & Co.	226,200	19,812,858
Cannae Holdings, Inc. (1)	1,297,389	37,598,333
Chemical Financial Corp.	489,146	20,108,792
Discover Financial Services	443,166	34,385,250
Everest Re Group Ltd.	80,025	19,780,580
Fifth Third Bancorp	766,564	21,387,136
Hanover Insurance Group, Inc.	155,115	19,901,255
Huntington Bancshares, Inc.	1,404,933	19,416,174
KeyCorp	1,146,267	20,346,239
Reinsurance Group of America, Inc. – Class A	279,416	43,597,278
SunTrust Banks, Inc.	379,658	23,861,505
TD Ameritrade Holding Corp.	387,337	19,335,863
Other Securities (1)(3)	25,900,151	750,663,156

Total Financials		1,134,975,773

Healthcare – 6.14%
Centene Corp. (1)	418,495	21,945,878
IQVIA Holdings, Inc. (1)	220,730	35,515,457
Other Securities (1)	5,464,504	237,994,435

Total Healthcare		295,455,770

Industrials – 15.59%
Allison Transmission Holdings, Inc.	435,390	20,180,326
AMETEK, Inc.	363,835	33,050,771
Armstrong World Industries, Inc.	196,455	19,095,426
Brink’s Co.	516,243	41,908,607
Dover Corp.	204,825	20,523,465
Fortune Brands Home & Security, Inc.	369,375	21,102,394
IAA, Inc. (1)	522,890	20,277,674
TriMas Corp. (1)	1,022,469	31,665,865

	Shares	Value
Other Securities (1)	11,895,705	$541,991,783

Total Industrials		749,796,311

Information Technology – 12.16%
Avnet, Inc.	611,734	27,693,198
CACI International, Inc. – Class A (1)	122,578	25,078,233
Fidelity National Information Services, Inc.	352,581	43,254,637
Fiserv, Inc. (1)	203,150	18,519,154
Global Payments, Inc.	167,242	26,780,461
TE Connectivity Ltd.	233,688	22,382,637
Other Securities (1)	10,891,442	421,303,728

Total Information Technology		585,012,048

Materials – 5.27%
Avery Dennison Corp.	186,235	21,543,665
Crown Holdings, Inc. (1)	353,923	21,624,695
FMC Corp.	339,593	28,169,239
Other Securities (1)	7,441,045	182,393,595

Total Materials		253,731,194

Real Estate – 7.99%
Boston Properties, Inc.	163,689	21,115,881
STORE Capital Corp.	576,028	19,118,369
The Howard Hughes Corp. (1)	238,884	29,583,395
Other Securities (1)	11,816,059	314,524,027

Total Real Estate		384,341,672

Utilities – 6.94%
Ameren Corp.	272,456	20,464,170
CMS Energy Corp.	350,539	20,299,713
Entergy Corp.	227,508	23,417,398
Evergy, Inc.	485,497	29,202,645
Eversource Energy	286,481	21,703,801
Vistra Energy Corp.	1,172,246	26,539,649
WEC Energy Group, Inc.	259,171	21,607,086
Other Securities (1)	3,235,297	170,394,078

Total Utilities		333,628,540

Total Common Stocks (Cost: $4,144,994,136)		4,644,664,272

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Corium International, Inc., expires 3/31/2020 – CVR (1)(3)	1,051	189

Total Healthcare		189

Industrials – 0.00% (2)
Babcock & Wilcox Enterprises, Inc., expires 7/18/2019 – CVR (1)	8,525	242
Hertz Global Holdings, Inc., expires 7/12/2019 – CVR (1)	15,852	30,912

Total Industrials		31,154

Total Rights (Cost: $27,942)		31,343

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	47

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.24%
Money Market Funds – 3.14%
Goldman Sachs Financial Square Government Fund – Class I, 2.25% (4)	150,996,306	$150,996,306

Total Money Market Funds		150,996,306

	Principal Amount	Value
Time Deposits – 0.10%
ANZ, London, 1.91% due 7/1/2019	$1,598,947	1,598,947
Banco Santander, Frankfurt, 1.91% due 7/1/2019	1,367,109	1,367,109
Citibank, New York, 1.91% due 7/1/2019	115,476	115,476
J.P. Morgan, New York, 1.91% due 7/1/2019	1,815,637	1,815,637

Total Time Deposits		4,897,169

Total Short-Term Investments (Cost: $155,893,475)		155,893,475

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $4,300,915,553)		4,800,589,090
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.19%		9,054,917

TOTAL NET ASSETS – 100.00%		$4,809,644,007

Percentages are stated as a percent of net assets.

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $189, which represents 0.00% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2019

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS – 95.92%
Communication Services – 10.01%
China Mobile Ltd.	13,025,500	$118,579,802
Orange SA	5,071,136	79,987,533
Singapore Telecommunications Ltd.	38,508,200	99,671,403
Telefonica SA	8,279,807	68,087,353
Tencent Holdings Ltd.	2,008,216	90,850,525
Vodafone Group Plc	57,729,300	94,621,985
Other Securities (1)(2)	57,328,737	513,643,632

Total Communication Services		1,065,442,233

Consumer Discretionary – 11.38%
Adidas AG	323,111	99,960,877
Alibaba Group Holding Ltd. – ADR (1)	375,562	63,638,981
EssilorLuxottica SA	443,114	57,798,399
Honda Motor Co. Ltd.	2,945,900	76,177,403
LVMH Moet Hennessy Louis Vuitton SE	173,028	73,558,617
Naspers Ltd. – Class N	252,440	61,103,167
Panasonic Corp.	7,926,600	66,212,123
Other Securities (1)(2)	50,627,187	712,814,806

Total Consumer Discretionary		1,211,264,373

Consumer Staples – 9.20%
Nestle SA	1,060,319	109,766,601
Tesco Plc	54,635,316	157,495,839
Other Securities (1)(2)	101,195,364	712,313,356

Total Consumer Staples		979,575,796

Energy – 6.00%
BP Plc	18,150,760	126,452,127
Eni SpA	7,722,707	128,407,963
Royal Dutch Shell Plc – Class A	2,789,601	90,860,343
Royal Dutch Shell Plc – Class B	1,627,559	53,329,742
TOTAL SA	1,330,461	74,630,584
Other Securities	14,642,832	164,983,076

Total Energy		638,663,835

Financials – 16.70%
AIA Group Ltd.	10,784,185	116,457,366
BNP Paribas SA	1,276,638	60,519,394
DBS Group Holdings Ltd.	3,720,700	71,474,873
HDFC Bank Ltd. – ADR	489,866	63,702,175
HSBC Holdings Plc	9,298,496	77,607,721
ING Groep NV	7,229,313	83,742,501
Sumitomo Mitsui Financial Group, Inc.	2,302,600	81,617,249
United Overseas Bank Ltd.	4,548,025	87,923,058
Other Securities (1)(2)	171,616,965	1,134,579,162

Total Financials		1,777,623,499

Healthcare – 12.67%
Alcon, Inc. (1)	1,210,278	74,759,164
AstraZeneca Plc	1,145,043	93,609,203
Bayer AG	818,273	56,755,659
CSL Ltd.	470,921	71,308,690
Mettler-Toledo International, Inc. (1)	130,344	109,488,960
Novartis AG	1,607,013	146,707,073

	Shares	Value
Novartis AG – ADR	227,920	$20,811,375
Roche Holding AG	488,539	137,371,237
Sanofi SA	1,558,509	134,689,936
Other Securities (1)(2)	36,675,417	503,443,704

Total Healthcare		1,348,945,001

Industrials – 13.01%
Adecco Group AG	993,751	59,721,838
Atlas Copco AB – Class A	2,170,621	69,558,959
Canadian Pacific Railway Ltd.	292,216	68,740,892
CK Hutchison Holdings Ltd.	11,123,500	109,719,419
East Japan Railway Co.	799,000	74,821,384
Experian Plc	2,252,214	68,218,593
Other Securities (1)(2)	49,247,451	934,155,327

Total Industrials		1,384,936,412

Information Technology – 10.44%
Accenture Plc – Class A	365,949	67,616,397
Keyence Corp.	182,354	112,461,814
Lenovo Group Ltd.	106,798,000	82,692,006
Nokia OYJ	11,485,095	57,204,871
Samsung SDI Co. Ltd.	298,524	61,246,470
Shopify, Inc. – Class A(1)	409,919	123,037,188
Taiwan Semiconductor Manufacturing Co. Ltd.	4,958,000	37,920,688
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2,570,074	100,669,799
Other Securities (1)(2)	23,207,734	468,801,873

Total Information Technology		1,111,651,106

Materials – 3.28%
Various Securities (1)(2)	16,673,463	349,134,549

Total Materials		349,134,549

Real Estate – 0.65%
Various Securities (1)	6,680,074	69,025,096

Total Real Estate		69,025,096

Utilities – 2.58%
E.ON SE	5,321,603	57,740,018
Enel SpA	11,354,159	79,203,773
Other Securities (1)(2)	25,965,372	137,536,873

Total Utilities		274,480,664

Total Common Stocks (Cost: $9,648,920,704)		10,210,742,564

PREFERRED STOCKS – 0.23%
Consumer Discretionary – 0.22%
Various Securities	144,295	23,497,627

Total Consumer Discretionary		23,497,627

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	6,549	640,619

Total Consumer Staples		640,619

Healthcare – 0.00% (3)
Sartorius AG	1,289	264,354

Total Healthcare		264,354

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	49

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

	Shares		Value
Materials – 0.00% (3)
Fuchs Petrolub SE		2,393	$93,950

Total Materials			93,950

Total Preferred Stocks (Cost: $21,885,301)			24,496,550

RIGHTS – 0.00% (3)
Energy – 0.00% (3)
Repsol S.A., expires 7/8/2019 (1)		53,959	29,930

Total Energy			29,930

Industrials – 0.00%(3)
ACS Actividades de Construccion y Servicios S.A., expires 7/18/2019 (1)		10,017	15,719

Total Industrials			15,719

Total Rights (Cost: $47,057)			45,649

SHORT-TERM INVESTMENTS – 3.38%
Money Market Funds – 3.18%
Goldman Sachs Financial Square Government Fund – Class I, 2.25% (4)		338,830,906	338,830,906

Total Money Market Funds			338,830,906

	Principal Amount		Value
Time Deposits – 0.20%
ANZ, London, 1.91% due 7/1/2019		$3,899,708	3,899,708
Banco Santander, Frankfurt, 1.91% due 7/1/2019		613,070	613,070
Bank of Montreal, London, 1.91% due 7/1/2019		670,725	670,725
BNP Paribas, Paris, -0.58% due 7/1/2019	EUR	2,932,216	3,334,222
Brown Brothers Harriman, -1.58% due 7/1/2019	CHF	1,589,098	1,627,840
Brown Brothers Harriman, -0.85% due 7/1/2019	DKK	94,417	14,384
Brown Brothers Harriman, -0.50% due 7/1/2019	SEK	2,154,418	232,003
Brown Brothers Harriman, 0.36% due 7/1/2019	GBP	99,256	126,051
Brown Brothers Harriman, 0.52% due 7/1/2019	NOK	156,896	18,392
Brown Brothers Harriman, 0.52% due 7/1/2019	AUD	266,013	186,755
Brown Brothers Harriman, 0.60% due 7/1/2019	SGD	17,607	13,013
Brown Brothers Harriman, 0.65% due 7/1/2019	NZD	60,597	40,709
Brown Brothers Harriman, 2.35% due 7/2/2019	HKD	130,413	16,695
Citibank, London, -0.58% due 7/1/2019	EUR	911,245	1,036,177

	Principal Amount		Value
Citibank, London, 0.36% due 7/1/2019	GBP	4,847,259	$6,155,777
Hong Kong & Shanghai Bank, 0.60% due 7/1/2019	SGD	39,613	29,278
Hong Kong & Shanghai Bank, 2.35% due 7/2/2019	HKD	11,725,207	1,500,980
JP Morgan, New York, 1.91% due 7/1/2019		$370,619	370,619
Royal Bank of Canada, Toronto, 0.86% due 7/2/2019	CAD	63,001	48,109
Sumitomo, Tokyo, -0.27% due 7/1/2019	JPY	100,870,106	935,585

Total Time Deposits			20,870,092

Total Short-Term Investments (Cost: $359,700,998)			359,700,998

TOTAL INVESTMENTS IN SECURITIES – 99.53% (Cost: $10,030,554,060)			10,594,985,761
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.47%			50,370,609

TOTAL NET ASSETS – 100.00%			$10,645,356,370

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2019

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2019 (Continued)

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $163,498,591, which represents 1.54% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

COUNTRY	Percentage of Net Assets
Argentina	0.05%
Australia	2.17
Austria	0.01
Belgium	0.82
Bermuda	0.11
Brazil	0.45
Canada	3.10
China	3.79
Denmark	1.54
Finland	0.84
France	7.91
Germany	5.83
Hong Kong	5.32
India	1.73
Ireland	1.82
Israel	0.03
Italy	2.36
Japan	14.97
Luxembourg	0.01
Macau	0.01
Malaysia	0.19
Mexico	0.76
Netherlands	4.27

COUNTRY (Continued)	Percentage of Net Assets
New Zealand	0.01%
Norway	0.03
Portugal	0.26
Singapore	2.89
South Africa	0.58
South Korea	1.11
Spain	3.25
Sweden	2.49
Switzerland	8.51
Taiwan	1.64
Thailand	0.11
United Kingdom	15.10
United States	2.08
Other (individually each country is less than 0.005%)	0.00

Total Country	96.15

SHORT-TERM INVESTMENTS	3.38

TOTAL INVESTMENTS IN SECURITIES	99.53
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	51

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2019

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$15,382,222,928	$18,501,449,558	$5,247,494,574	$6,987,116,026
Foreign currency, at value (2)	—	424,270	—	—
Cash	—	—	23,051	3,035
Over-the-counter credit default swap contracts, at value	—	1,222,980	—	—
Over-the-counter total return swap contracts, at value	—	41,064	—	—
Receivable for investments sold	607,003,132	42,045,272	10,465,849	92,529,882
Receivable for fund shares sold	29,244,785	42,260,399	17,747,477	14,621,665
Unrealized appreciation on forward foreign currency exchange contracts	—	6,008,840	—	—
Unrealized appreciation on unfunded loan commitments	—	19,554	—	—
Receivable for swap contracts	—	140,093	—	—
Dividend and interest receivable	82,867,566	117,406,480	53,582,423	3,406,054
Tax reclaim receivable	—	—	—	742,938
Deposits at broker for futures contracts	—	—	637,000	—
Variation margin on futures contracts	—	1,754,346	—	—
Deposits at broker for centrally cleared swap contracts	—	1,761,000	—	—
Variation margin on centrally cleared swap contracts	134,400	4,050,592	—	—
Prepaid expenses and other assets	133,128	184,341	64,886	83,621
Total Assets	16,101,605,939	18,718,768,789	5,330,015,260	7,098,503,221

Liabilities
Over-the-counter credit default swap contracts, at value	—	2,473,865	—	—
Variation margin on futures contracts	275,795	—	18,750	—
Due to broker for swap contracts	—	420,000	—	—
Due to broker for forward foreign currency exchange contracts	—	2,830,000	—	—
Due to Custodian	9,782,102	3,015,214	—	—
Payable for investments purchased	915,572,086	532,076,064	70,060,651	90,867,740
Payable for fund shares redeemed	14,095,143	16,542,260	6,105,659	7,733,861
Interest payable	—	285,297	—	—
Payable for sale-buyback transactions	—	179,676,543	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	14,298,803	—	—
Payable to Custodian	151,760	199,102	15,980	35,578
Payable to Sub-advisers for Investment advisory fee	1,399,203	1,935,171	606,821	1,142,385
Payable to Trustees	10,497	57,761	3,485	4,403
Accrued expenses and other liabilities	765,286	1,615,333	448,568	288,644
Total Liabilities	942,051,872	755,425,413	77,259,914	100,072,611
Net Assets	$15,159,554,067	$17,963,343,376	$5,252,755,346	$6,998,430,610

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$14,732,984,389	$17,439,210,897	$5,080,656,459	$5,165,156,062
Total distributable earnings/(loss)	426,569,678	524,132,479	172,098,887	1,833,274,548
Net Assets	$15,159,554,067	$17,963,343,376	$5,252,755,346	$6,998,430,610
Net Assets	$15,159,554,067	$17,963,343,376	$5,252,755,346	$6,998,430,610
Shares Outstanding	1,465,655,895	1,749,665,169	502,003,522	478,108,620
Net Asset Value	$10.34	$10.27	$10.46	$14.64

(1) Cost of investments	$14,880,830,588	$18,067,207,261	$5,060,330,857	$5,167,601,945
(2) Cost of foreign currency	—	449,962	—	—

The accompanying notes are an integral part of these financial statements.

52	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2019 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$8,684,401,484	$4,016,924,461	$4,800,589,090	$10,594,985,761
Foreign currency, at value (2)	—	—	—	195,349
Cash	3,663	4,447	6,733	2,693
Receivable for investments sold	154,343,636	136,152,796	86,011,815	17,495,611
Receivable for fund shares sold	19,797,690	8,547,438	10,970,691	28,574,853
Dividend and interest receivable	9,724,842	1,290,904	6,423,108	22,274,833
Tax reclaim receivable	909,371	—	9,726	19,445,591
Prepaid expenses and other assets	109,981	64,055	69,454	120,559
Total Assets	8,869,290,667	4,162,984,101	4,904,080,617	10,683,095,250

Liabilities
Payable for investments purchased	127,045,747	133,024,612	88,263,683	23,134,889
Payable for fund shares redeemed	9,033,658	4,397,996	4,200,742	10,680,285
Payable to Custodian	112,064	78,033	111,203	528,013
Payable to Sub-advisers for Investment advisory fee	1,581,368	1,178,659	1,551,181	2,638,279
Payable to Trustees	5,552	2,558	3,051	6,351
Accrued expenses and other liabilities	435,981	229,323	306,750	751,063
Total Liabilities	138,214,370	138,911,181	94,436,610	37,738,880
Net Assets	$8,731,076,297	$4,024,072,920	$4,809,644,007	10,645,356,370

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$7,535,186,984	$2,987,588,386	$4,374,877,311	$10,038,854,306
Total distributable earnings/(loss)	1,195,889,313	1,036,484,534	434,766,696	606,502,064
Net Assets	$8,731,076,297	$4,024,072,920	$4,809,644,007	$10,645,356,370
Net Assets	$8,731,076,297	$4,024,072,920	$4,809,644,007	$10,645,356,370
Shares Outstanding	686,911,070	282,304,411	416,449,124	935,579,086
Net Asset Value	$12.71	$14.25	$11.55	$11.38

(1) Cost of investments	$7,419,767,487	$3,094,237,145	$4,300,915,553	$10,030,554,060
(2) Cost of foreign currency	—	—	—	122,532

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	53

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2019

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$1,908,756	$2,014,927	$199,523	$81,082,798
Less: Foreign taxes withheld and issuance fees	—	(11)	—	(991,220)
Interest	515,362,309	570,139,858	121,177,514	3,237,689
Other Income	—	(3,692)	—	—
Total investment income	517,271,065	572,151,082	121,377,037	83,329,267
Expenses
Investment advisory fee	50,291,945	55,046,741	15,503,504	28,353,761
Professional fees	313,314	449,983	157,881	146,961
Administration fee	1,108,213	1,007,729	322,601	453,749
Fund accounting fees	1,175,619	801,747	250,213	67,883
Transfer agent fees and expenses	32,101	32,041	22,666	25,029
Trustee fees and expenses	206,102	253,616	57,137	85,617
Printing and mailing expense	91,079	101,535	29,045	87,906
Custody fees	415,848	660,753	53,052	102,160
Insurance expenses	68,966	54,576	15,621	25,955
Interest expense	—	11,753,038	—	—
Registration fees	264,393	1,061,975	308,837	234,039
Other expenses	156,081	372,487	35,298	56,002
Total expenses before fee waivers	54,123,661	71,596,221	16,755,855	29,639,062
Fee waivers by Adviser	(32,497,044)	(34,517,773)	(9,278,655)	(15,205,355)
Net expenses	21,626,617	37,078,448	7,477,200	14,433,707
Net Investment Income	495,644,448	535,072,634	113,899,837	68,895,560

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	12,259,799	93,978,511	(4,146,176)	40,315,605
Forward foreign currency exchange contracts	—	42,579,084	—	—
Foreign currency transactions	(53,015)	1,476,550	—	24,938
Futures contracts	26,332,526	68,554,182	(2,500,621)	—
Swap contracts	547,897	(3,914,612)	—	—
Net realized gain/(loss)	39,087,207	202,673,715	(6,646,797)	40,340,543
Net change in unrealized appreciation/(depreciation) on:
Investments	688,128,764	548,867,186	187,928,914	740,240,208
Forward foreign currency exchange contracts	—	(16,154,108)	—	—
Foreign currency transactions	—	(300,572)	—	(1,809)
Futures contracts	8,250,697	35,219,859	(985,937)	—
Swap contracts	(13,052,454)	20,879,372	—	—
Unfunded loan commitments	—	19,554	—	—
Net change in unrealized appreciation/(depreciation)	683,327,007	588,531,291	186,942,977	740,238,399
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	722,414,214	791,205,006	180,296,180	780,578,942
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,218,058,662	$1,326,277,640	$294,196,017	$849,474,502

The accompanying notes are an integral part of these financial statements.

54	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2019 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$171,780,323	$28,053,759	$82,675,258	$269,784,315
Less: Foreign taxes withheld and issuance fees	(2,368,512)	(125,389)	(93,967)	(24,004,816)
Interest	5,335,668	1,682,446	2,216,970	5,993,321
Other Income	—	—	—	92,027
Total investment income	174,747,479	29,610,816	84,798,261	251,864,847
Expenses
Investment advisory fee	34,998,124	23,657,392	28,441,421	53,055,436
Professional fees	163,152	112,421	129,411	214,698
Administration fee	556,011	332,491	406,796	676,844
Fund accounting fees	85,339	81,166	99,919	239,458
Transfer agent fees and expenses	26,169	22,815	23,408	26,210
Trustee fees and expenses	105,695	50,613	60,335	113,788
Printing and mailing expense	63,268	54,951	67,359	86,856
Custody fees	238,535	160,338	216,777	1,679,247
Insurance expenses	31,922	14,813	18,296	33,479
Registration fees	369,272	130,074	199,006	622,030
Other expenses	67,283	32,394	39,586	91,525
Total expenses before fee waivers	36,704,770	24,649,468	29,702,314	56,839,571
Fee waivers by Adviser	(16,738,785)	(10,051,367)	(10,391,134)	(24,983,572)
Net expenses	19,965,985	14,598,101	19,311,180	31,855,999
Net Investment Income	154,781,494	15,012,715	65,487,081	220,008,848

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	41,946,495	157,518,302	(35,002,147)	(70,218,925)
Foreign currency transactions	(17,380)	—	931	(598,431)
Net realized gain/(loss)	41,929,115	157,518,302	(35,001,216)	(70,817,356)
Net change in unrealized appreciation/(depreciation) on:
Investments	464,420,277	252,730,487	30,935,083	51,213,251
Foreign currency transactions	(14,903)	—	2,221	390,805
Net change in unrealized appreciation/(depreciation)	464,405,374	252,730,487	30,937,304	51,604,056
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	506,334,489	410,248,789	(4,063,912)	(19,213,300)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$661,115,983	$425,261,504	$61,423,169	$200,795,548

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	55

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations
Net investment income	$495,644,448	$395,655,525	$535,072,634	$228,562,580
Net realized gain/(loss)	39,087,207	(54,644,155)	202,673,715	(80,577,316)
Net change in unrealized appreciation/(depreciation)	683,327,007	(371,011,267)	588,531,291	(141,175,294)
Net increase/(decrease) in net assets resulting from operations	1,218,058,662	(29,999,897)	1,326,277,640	6,809,970
Distributions to Shareholders
From total distributable earnings	(507,218,573)	(415,158,732)	(570,931,619)	(234,531,198)
Total distributions (1)	(507,218,573)	(415,158,732)	(570,931,619)	(234,531,198)
Capital Transactions
Proceeds from shares sold	2,324,777,474	3,545,308,796	8,247,855,226	5,311,139,071
Reinvestment of dividends	507,218,573	415,158,732	570,931,619	234,531,198
Cost of shares redeemed	(4,188,593,514)	(1,305,825,159)	(2,673,327,221)	(678,884,257)
Net increase/(decrease) from capital transactions	(1,356,597,467)	2,654,642,369	6,145,459,624	4,866,786,012
Net increase/(decrease) in net assets	(645,757,378)	2,209,483,740	6,900,805,645	4,639,064,784
Net Assets
Beginning of period	15,805,311,445	13,595,827,705	11,062,537,731	6,423,472,947
End of period	$15,159,554,067	$15,805,311,445	$17,963,343,376	$11,062,537,731

Change in Shares Outstanding
Shares outstanding, beginning of period	1,601,019,411	1,336,731,909	1,127,345,265	636,526,505
Shares sold	234,039,906	352,961,173	835,453,422	535,354,890
Shares issued to holders in reinvestments of dividends	50,835,229	41,215,788	57,581,068	23,508,603
Shares redeemed	(420,238,651)	(129,889,459)	(270,714,586)	(68,044,733)
Shares outstanding, end of period	1,465,655,895	1,601,019,411	1,749,665,169	1,127,345,265

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.c of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

56	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations
Net investment income	$113,899,837	$63,853,651	$68,895,560	$52,740,854
Net realized gain/(loss)	(6,646,797)	(2,318,641)	40,340,543	261,526,478
Net change in unrealized appreciation/(depreciation)	186,942,977	(15,252,326)	740,238,399	509,504,020
Net increase/(decrease) in net assets resulting from operations	294,196,017	46,282,684	849,474,502	823,771,352
Distributions to Shareholders
From total distributable earnings	(114,260,331)	(64,129,188)	(292,945,669)	(41,291,958)
Total distributions (1)	(114,260,331)	(64,129,188)	(292,945,669)	(41,291,958)
Capital Transactions
Proceeds from shares sold	2,213,263,379	1,234,303,647	1,671,695,810	2,004,039,632
Reinvestment of dividends	114,260,331	64,129,188	292,945,669	41,291,958
Cost of shares redeemed	(729,020,439)	(370,843,444)	(1,658,826,246)	(894,199,577)
Net increase/(decrease) from capital transactions	1,598,503,271	927,589,391	305,815,233	1,151,132,013
Net increase/(decrease) in net assets	1,778,438,957	909,742,887	862,344,066	1,933,611,407
Net Assets
Beginning of period	3,474,316,389	2,564,573,502	6,136,086,544	4,202,475,137
End of period	$5,252,755,346	$3,474,316,389	$6,998,430,610	$6,136,086,544

Change in Shares Outstanding
Shares outstanding, beginning of period	344,193,751	252,850,046	453,379,922	362,586,427
Shares sold	218,300,194	121,606,723	120,575,375	156,582,440
Shares issued to holders in reinvestments of dividends	11,172,557	6,323,121	23,452,719	3,228,456
Shares redeemed	(71,662,980)	(36,586,139)	(119,299,396)	(69,017,401)
Shares outstanding, end of period	502,003,522	344,193,751	478,108,620	453,379,922

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.c of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	57

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations
Net investment income	$154,781,494	$103,862,675	$15,012,715	$11,440,192
Net realized gain/(loss)	41,929,115	46,946,050	157,518,302	153,454,262
Net change in unrealized appreciation/(depreciation)	464,405,374	335,759,128	252,730,487	354,212,538
Net increase/(decrease) in net assets resulting from operations	661,115,983	486,567,853	425,261,504	519,106,992
Distributions to Shareholders
From total distributable earnings	(261,262,694)	(144,634,837)	(188,711,939)	(32,756,706)
Total distributions (1)	(261,262,694)	(144,634,837)	(188,711,939)	(32,756,706)
Capital Transactions
Proceeds from shares sold	2,113,925,665	2,275,283,424	712,366,764	1,050,467,075
Reinvestment of dividends	261,262,694	144,634,837	188,711,939	32,756,706
Cost of shares redeemed	(1,146,111,437)	(698,707,515)	(735,635,960)	(477,310,876)
Net increase/(decrease) from capital transactions	1,229,076,922	1,721,210,746	165,442,743	605,912,905
Net increase/(decrease) in net assets	1,628,930,211	2,063,143,762	401,992,308	1,092,263,191
Net Assets
Beginning of period	7,102,146,086	5,039,002,324	3,622,080,612	2,529,817,421
End of period	$8,731,076,297	$7,102,146,086	$4,024,072,920	$3,622,080,612

Change in Shares Outstanding
Shares outstanding, beginning of period	585,931,695	442,683,533	267,895,333	220,163,036
Shares sold	172,651,795	189,183,062	52,748,730	82,516,711
Shares issued to holders in reinvestments of dividends	22,201,836	12,011,218	15,753,297	2,616,348
Shares redeemed	(93,874,256)	(57,946,118)	(54,092,949)	(37,400,762)
Shares outstanding, end of period	686,911,070	585,931,695	282,304,411	267,895,333

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.c of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

58	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations
Net investment income	$65,487,081	$49,019,954	$220,008,848	$141,339,445
Net realized gain/(loss)	(35,001,216)	114,793,913	(70,817,356)	130,908,674
Net change in unrealized appreciation/(depreciation)	30,937,304	130,875,407	51,604,056	75,464,693
Net increase/(decrease) in net assets resulting from operations	61,423,169	294,689,274	200,795,548	347,712,812
Distributions to Shareholders
From total distributable earnings	(188,494,227)	(44,383,013)	(274,598,118)	(128,887,027)
Total distributions (1)	(188,494,227)	(44,383,013)	(274,598,118)	(128,887,027)
Capital Transactions
Proceeds from shares sold	1,169,018,286	1,069,899,734	3,914,930,395	2,880,468,866
Reinvestment of dividends	188,494,227	44,383,013	274,598,118	128,887,027
Cost of shares redeemed	(606,616,491)	(423,934,563)	(1,005,677,864)	(856,446,347)
Net increase/(decrease) from capital transactions	750,896,022	690,348,184	3,183,850,649	2,152,909,546
Net increase/(decrease) in net assets	623,824,964	940,654,445	3,110,048,079	2,371,735,331
Net Assets
Beginning of period	4,185,819,043	3,245,164,598	7,535,308,291	5,163,572,960
End of period	$4,809,644,007	$4,185,819,043	$10,645,356,370	$7,535,308,291

Change in Shares Outstanding
Shares outstanding, beginning of period	349,571,673	291,066,611	649,332,631	466,636,919
Shares sold	101,075,626	90,735,297	350,104,118	244,205,595
Shares issued to holders in reinvestments of dividends	18,620,999	3,681,101	27,294,795	10,841,805
Shares redeemed	(52,819,174)	(35,911,336)	(91,152,458)	(72,351,688)
Shares outstanding, end of period	416,449,124	349,571,673	935,579,086	649,332,631

(1)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. See Note 12.c of Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	59

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2019(8)	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)	(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—	(0.24)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2019(8)	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
For the period 7/13/15(6) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)	(0.25)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2019(8)	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
For the period 9/14/15(6) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)	(0.16)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2019(8)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—	(0.05)
For the period 4/27/15(6) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—	—
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2019(8)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	0.00 (7)	(0.17)
For the period 4/27/15(6) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2019(8)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)
For the period 4/27/15(6) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—	—
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2019(8)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)	(0.07)
For the period 4/27/15(6) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—	—
Bridge Builder International Equity Fund
For the year ended June 30, 2019(8)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)
For the period 7/6/15(6) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—	(0.04)

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized for periods less than one year.

(6)	Inception Date.

(7)	Less than $0.005.

(8)	Per share amounts based on average number of shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

60	Annual Report • June 30, 2019

	Ratios/Supplemental Data
			Ratios to Average Net Assets of: (1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate(5)

$10.34	8.18%	$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%

$10.27	8.66%	$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.46	6.42%	$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$14.64	13.76%	$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$12.71	8.46%	$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$14.25	11.66%	$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$11.55	1.22%	$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$11.38	1.57%	$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2019	61

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2019, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for federal income tax is recorded in the financial statements.

62	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2019, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the

Annual Report • June 30, 2019	63

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

64	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract,

Annual Report • June 30, 2019	65

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments.

Total Return Swap Contracts – Certain Funds may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the

66	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes the Fund’s unfunded loan positions as of June 30, 2019.

Fund	Borrower	Unfunded Bank Loan Commitment	Value of Underlying Bank Loan Commitment	Unrealized Appreciation/ (Depreciation)
Core Plus Bond Fund	Pacific Gas and Electric Company	$4,676,136	$4,695,690	$19,554

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Adviser has determined, the restricted securities held by the following Fund at June 30, 2019 to be liquid and illiquid pursuant to the Fund’s liquidity risk management program.

	Restricted Securities
Fund	Illiquid	Liquid
Core Bond Fund	$—	$960,918

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

As of June 30, 2019, the Core Plus Bond Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions were $179,676,543, with an average amount borrowed of $516,533,650 and incurred interest expense of $11,770,311 with a weighted average interest rate of 2.53%.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

Annual Report • June 30, 2019	67

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

During the period, the Core Plus Bond Fund participated in buy-saleback transactions. As of June 30, 2019, there were no outstanding buy-saleback transactions. The average amount loaned was $56,833,131 and the received interest income was $1,474,737 with a weighted average interest rate of 2.64%.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

68	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Annual Report • June 30, 2019	69

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

70	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,887,593,716	$44,679,358	$1,932,273,074
Corporate Bonds
Basic Materials	—	193,657,441	—	193,657,441
Communications	—	328,633,896	—	328,633,896
Consumer, Cyclical	—	224,453,731	—	224,453,731
Consumer, Non-cyclical	—	563,715,984	—	563,715,984
Diversified	—	8,964,940	—	8,964,940
Energy	—	513,755,071	—	513,755,071
Financials	—	1,885,147,986	22,048	1,885,170,034
Industrials	—	200,396,658	—	200,396,658
Technology	—	213,872,029	—	213,872,029
Utilities	—	450,038,320	—	450,038,320
Government Related	—	2,827,126,767	—	2,827,126,767
Mortgage-Backed Obligations	—	5,448,944,642	15,871,766	5,464,816,408
Preferred Stocks
Financials	2,512,750	—	—	2,512,750
Short-Term Investments
Money Market Funds	571,520,227	—	—	571,520,227
U.S. Treasury Bills	—	1,233,775	—	1,233,775
Time Deposits	—	81,823	—	81,823
Futures Contracts (1)	15,765,230	—	—	15,765,230
Total Assets	$589,798,207	$14,747,616,779	$60,573,172	$15,397,988,158
Liabilities
Futures Contracts (1)	$(1,619,336)	$—	$—	$(1,619,336)
Swap Contracts (1)	—	(14,207,265)	—	(14,207,265)
Total Liabilities	$(1,619,336)	$(14,207,265)	$—	$(15,826,601)

Annual Report • June 30, 2019	71

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,164,344,699	$—	$2,164,344,699
Corporate Bonds
Basic Materials	—	138,435,338	—	138,435,338
Communications	—	778,669,142	9,588	778,678,730
Consumer, Cyclical	—	510,688,587	—	510,688,587
Consumer, Non-cyclical	—	1,059,059,708	—	1,059,059,708
Diversified	—	4,908,659	—	4,908,659
Energy	—	514,433,432	—	514,433,432
Financials	—	1,861,452,031	—	1,861,452,031
Industrials	—	352,167,218	—	352,167,218
Technology	—	292,961,124	—	292,961,124
Utilities	—	317,205,551	—	317,205,551
Convertible Securities
Communications	—	14,893,898	—	14,893,898
Consumer, Cyclical	—	2,797,614	—	2,797,614
Consumer, Non-cyclical	—	4,057,213	—	4,057,213
Diversified	—	1,468,883	—	1,468,883
Energy	—	11,491,112	—	11,491,112
Industrials	—	1,915,040	—	1,915,040
Technology	—	5,490,656	—	5,490,656
Government Related	—	4,309,238,423	—	4,309,238,423
Mortgage-Backed Obligations	—	4,754,760,858	—	4,754,760,858
Bank Loans	—	392,589,029	198,000	392,787,029
Common Stocks
Communications	11,805,041	—	26,804	11,831,845
Consumer, Cyclical	4,006,779	—	—	4,006,779
Convertible Preferred Stocks
Consumer, Non-cyclical	6,810,053	—	—	6,810,053
Warrants	—	—	10,840,169	10,840,169
Short-Term Investments
Money Market Funds	612,938,759	—	—	612,938,759
Banker’s Acceptances	—	155,687,918	—	155,687,918
Certificate of Deposit	—	250,241	—	250,241
Commercial Paper	—	5,733,471	—	5,733,471
U.S. Treasury Bills	—	168,255,659	—	168,255,659
Time Deposits	—	31,858,861	—	31,858,861
Futures Contracts (1)	45,822,254	—	—	45,822,254
Forward Foreign Currency Exchange Contracts (1)	—	6,008,840	—	6,008,840
Swap Contracts (1)	—	27,382,585	—	27,382,585
Total Assets	$681,382,886	$17,888,205,790	$11,074,561	$18,580,663,237
Liabilities
Futures Contracts (1)	$(5,898,024)	$—	$—	$(5,898,024)
Forward Foreign Currency Exchange Contracts (1)	—	(14,298,803)	—	(14,298,803)
Swap Contracts (1)	—	(18,430,652)	—	(18,430,652)
Total Liabilities	$(5,898,024)	$(32,729,455)	$—	$(38,627,479)

72	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Municipal Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Municipal Bonds
Education	$—	$452,123,054	$—		$452,123,054
General Obligation	—	1,120,391,418	—		1,120,391,418
General Revenue	—	1,399,946,401	—		1,399,946,401
Healthcare	—	807,566,203	—		807,566,203
Housing	—	191,633,666	—		191,633,666
Transportation	—	747,177,624	—		747,177,624
Utilities	—	465,097,717	—		465,097,717
Short-Term Investments
Money Market Funds	55,961,048	—	—		55,961,048
Time Deposits	—	7,597,443	—		7,597,443
Total Assets	$55,961,048	$5,191,533,526	$—		$5,247,494,574
Liabilities
Futures Contracts (1)	$(985,937)	$—	$—		$(985,937)
Total Liabilities	$(985,937)	$—	$—		$(985,937)

Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$730,228,342	$—	$—		$730,228,342
Consumer Discretionary	1,077,727,880	20,648,361	—		1,098,376,241
Consumer Staples	446,413,196	—	—		446,413,196
Energy	151,625,385	—	—		151,625,385
Financials	359,300,597	—	—		359,300,597
Healthcare	1,206,676,879	—	—		1,206,676,879
Industrials	349,756,572	42,497,159	—		392,253,731
Information Technology	2,042,473,105	14,119,440	—		2,056,592,545
Materials	221,375,486	—	—		221,375,486
Real Estate	159,958,559	—	—		159,958,559
Rights
Consumer Staples	—	—	—	(2)	—
Short-Term Investments
Money Market Funds	162,234,466	—	—		162,234,466
Time Deposits	—	2,080,599	—		2,080,599
Total Assets	$6,907,770,467	$79,345,559	$—		$6,987,116,026

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$430,620,830	$—	$—		$430,620,830
Consumer Discretionary	966,525,921	65,112,058	—		1,031,637,979
Consumer Staples	582,533,908	—	—		582,533,908
Energy	529,159,748	—	—		529,159,748
Financials	1,604,568,193	—	—		1,604,568,193
Healthcare	998,758,538	—	—		998,758,538
Industrials	1,252,076,121	—	—		1,252,076,121
Information Technology	891,087,617	59,478,819	—		950,566,436
Materials	578,256,057	—	—		578,256,057
Real Estate	287,250,428	—	—		287,250,428
Utilities	148,262,840	—	—		148,262,840
Short-Term Investments
Money Market Funds	287,806,943	—	—		287,806,943
Time Deposits	—	2,903,463	—		2,903,463
Total Assets	$8,556,907,144	$127,494,340	$—		$8,684,401,484

Annual Report • June 30, 2019	73

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$115,011,796	$—	$—		$115,011,796
Consumer Discretionary	494,688,736	—	—		494,688,736
Consumer Staples	218,734,252	—	—		218,734,252
Energy	31,692,891	—	—		31,692,891
Financials	349,644,267	—	—		349,644,267
Healthcare	825,814,983	—	—		825,814,983
Industrials	626,657,272	—	—		626,657,272
Information Technology	966,193,528	—	—		966,193,528
Materials	161,446,220	—	—		161,446,220
Real Estate	128,066,362	—	—		128,066,362
Utilities	5,960,505	—	—		5,960,505
Rights
Healthcare	—	—	1,752		1,752
Materials	—	—	3,508		3,508
Short-Term Investments
Money Market Funds	89,434,695	—	—		89,434,695
Time Deposits	—	3,573,694	—		3,573,694
Total Assets	$4,013,345,507	$3,573,694	$5,260		$4,016,924,461

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$134,342,549	$—	$—		$134,342,549
Consumer Discretionary	441,391,121	—	—		441,391,121
Consumer Staples	127,249,203	—	—		127,249,203
Energy	204,740,091	—	—		204,740,091
Financials	1,134,975,773	—	—	(2)	1,134,975,773
Healthcare	295,455,770	—	—		295,455,770
Industrials	749,796,311	—	—		749,796,311
Information Technology	585,012,048	—	—		585,012,048
Materials	253,731,194	—	—		253,731,194
Real Estate	384,341,672	—	—		384,341,672
Utilities	333,628,540	—	—		333,628,540
Rights
Healthcare	—	—	189		189
Industrials	30,912	242	—		31,154
Short-Term Investments
Money Market Funds	150,996,306	—	—		150,996,306
Time Deposits	—	4,897,169	—		4,897,169
Total Assets	$4,795,691,490	$4,897,411	$189		$4,800,589,090

74	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$104,900,068	$960,542,165	$—	$1,065,442,233
Consumer Discretionary	204,509,411	1,006,754,962	—	1,211,264,373
Consumer Staples	138,812,071	840,763,725	—	979,575,796
Energy	86,298,834	552,365,001	—	638,663,835
Financials	159,332,485	1,618,291,014	—	1,777,623,499
Healthcare	379,379,885	969,565,116	—	1,348,945,001
Industrials	129,759,471	1,255,176,941	—	1,384,936,412
Information Technology	343,203,426	768,447,680	—	1,111,651,106
Materials	23,778,447	325,356,102	—	349,134,549
Real Estate	786,068	68,239,028	—	69,025,096
Utilities	235,630	274,245,034	—	274,480,664
Preferred Stocks
Consumer Discretionary	—	23,497,627	—	23,497,627
Consumer Staples	—	640,619	—	640,619
Healthcare	—	264,354	—	264,354
Materials	—	93,950	—	93,950
Rights
Energy	29,930	—	—	29,930
Industrials	15,719	—	—	15,719
Short-Term Investments
Money Market Funds	338,830,906	—	—	338,830,906
Time Deposits	—	20,870,092	—	20,870,092
Total Assets	$1,909,872,351	$8,685,113,410	$—	$10,594,985,761

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

Annual Report • June 30, 2019	75

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$15,765,230	$—	$—	$(1,619,336)	$(14,207,265)	$—
Core Plus Bond Fund	45,822,254	23,366,116	—	(5,898,024)	(14,552,181)	—
Municipal Bond Fund	—	—	—	(985,937)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	6,008,840	—	—	(14,298,803)
Credit Risk:
Core Plus Bond Fund	—	4,000,081	—	—	(3,878,471)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended June 30, 2019.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$26,332,526	$—	$547,897	$8,250,697	$—	$(13,052,454)
Core Plus Bond Fund	68,554,182	—	545,765	35,219,859	—	16,239,980
Municipal Bond Fund	(2,500,621)	—	—	(985,937)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	42,579,084	—	—	(16,154,108)	—
Credit Risk:
Core Plus Bond Fund	—	—	(4,460,377)	—	—	4,639,392

76	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2019:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Bank of America	Credit Default Swap Contracts	$46,330	$(46,330)	$—	$—	$—	$—
BNP Paribas	Forward Foreign Currency Exchange Contracts	1,572,909	(582,685)	990,224	—	(930,000)	60,224
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	943,939	(271,108)	672,831	—	—	672,831
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	113,082	(113,082)	—	—	—	—
Deutsche Bank	Credit Default Swap Contracts	132,323	—	132,323	—	(132,323)	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	723,411	(586,505)	136,906	—	(136,906)	—
Goldman Sachs	Credit Default Swap Contracts	676,411	(676,411)	—	—	—	—
HSBC	Forward Foreign Currency Exchange Contracts	180,808	(180,808)	—	—	—	—
J.P. Morgan	Credit Default Swap Contracts	163,738	(163,738)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	1,989,040	(1,989,040)	—	—	—	—
J.P. Morgan	Total Return Swap Contracts	41,064	—	41,064	—	—	41,064

Annual Report • June 30, 2019	77

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund (Continued)
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Morgan Stanley	Credit Default Swap Contracts	$204,178	$(204,178)	$—	$—	$—	$—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	482,357	(482,357)	—	—	—	—
UBS	Forward Foreign Currency Exchange Contracts	3,294	(3,294)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		7,272,884	(5,299,536)	1,973,348	—	(1,199,229)	774,119

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged (1)
Bank of America	Credit Default Swap Contracts	$297,870	$(46,330)	$251,540	$—	$—	$251,540
Bank of America	Forward Foreign Currency Exchange Contracts	1,374,921	—	1,374,921	—	—	1,374,921
BNP Paribas	Forward Foreign Currency Exchange Contracts	582,685	(582,685)	—	—	—	—
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	271,108	(271,108)	—	—	—	—
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	1,055,022	(113,082)	941,940	—	—	941,940
Deutsche Bank	Forward Foreign Currency Exchange Contracts	586,505	(586,505)	—	—	—	—

78	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund (Continued)

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged (1)
Goldman Sachs	Credit Default Swap Contracts	$1,666,183	$(676,411)	$989,772	$—	$—	$989,772
HSBC	Forward Foreign Currency Exchange Contracts	317,136	(180,808)	136,328	—	—	136,328
J.P. Morgan	Credit Default Swap Contracts	206,341	(163,738)	42,603	—	—	42,603
J.P. Morgan	Forward Foreign Currency Exchange Contracts	2,261,044	(1,989,040)	272,004	—	—	272,004
Morgan Stanley	Credit Default Swap Contracts	303,471	(204,178)	99,293	—	—	99,293
Morgan Stanley	Forward Foreign Currency Exchange Contracts	6,935,856	(482,357)	6,453,499	—	—	6,453,499
Royal Bank of Canada	Forward Foreign Currency Exchange Contracts	305,037	—	305,037	—	—	305,037
State Street	Forward Foreign Currency Exchange Contracts	568,563	—	568,563	—	—	568,563
UBS	Forward Foreign Currency Exchange Contracts	40,926	(3,294)	37,632	—	—	37,632
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		16,772,668	(5,299,536)	11,473,132	—	—	11,473,132

(1)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty.

Annual Report • June 30, 2019	79

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds’ average monthly notional amount of derivatives during the period ended June 30, 2019 were as follows:

	Core Bond Fund	Core Plus Bond Fund*	Municipal Bond Fund
Futures Contracts
Average Notional Balance – Long	$743,934,639	$2,785,956,099	$—
Average Notional Balance – Short	(134,617,678)	(232,557,844)	(36,756,775)
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,127,086,225	—
Average Amounts – Sold	—	(393,024,234)	—
Credit Default Swaps
Average Amounts – Buy Protection	—	34,494,462	—
Average Amounts – Sell Protection	—	(281,256,299)	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	122,889,231	331,315,385	—
Average Amounts – Receives Fixed Rate	—	(503,823,077)	—
Total Return Swaps
Average Amounts – Long	—	80,280,536	—
Average Amounts – Short	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2019 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(32,497,044)
Core Plus Bond Fund	0.36	(34,517,773)
Municipal Bond Fund	0.36	(9,278,655)
Large Cap Growth Fund	0.44	(15,205,355)
Large Cap Value Fund	0.44	(16,738,785)
Small/Mid Cap Growth Fund	0.64	(10,051,367)
Small/Mid Cap Value Fund	0.64	(10,391,134)
International Equity Fund	0.60	(24,983,572)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

80	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc. BlackRock Investment Management, LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

International Equity Fund

Baillie Gifford Overseas Limited

Edinburgh Partners Limited

Manning & Napier Advisors, LLC

Mondrian Investment Partners Limited

WCM Investment Management

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2020, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Annual Report • June 30, 2019	81

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended June 30, 2019, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations. Prior to May 17, 2019, U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, served as Administrator to the Trust.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations. Prior to May 17, 2019 U.S. Bank National Association was the Custodian for the Trust.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the

82	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2019, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Core Bond Fund	$—	$—
Core Plus Bond Fund	2,982,853	—
Municipal Bond Fund	—	—
Large Cap Growth Fund	14,296,026	6,332,205
Large Cap Value Fund	47,508,479	2,568,775
Small/Mid Cap Growth Fund	4,251,899	7,000,035
Small/Mid Cap Value Fund	7,019,452	4,053,944
International Equity Fund	15,161,772	19,846,849

7. LINE OF CREDIT ARRANGEMENT

The Trust was party to an unsecured, uncommitted line of credit agreement with U.S. Bank, N.A., that expired June 28, 2019. The arrangement allowed the Funds to borrow for temporary purposes to meet large or unexpected redemptions. The Funds collectively could borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds are not subject to any commitment fees under this arrangement. The Funds did not have any outstanding borrowings under this agreement through the expiration of June 28, 2019.

BBH in its capacity as the Funds’ Custodian, will generally provide overdraft protection to the Funds in the event of a cash shortfall. Overdraft protection is provided on an uncommitted basis.

8. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2019, the Funds have yet to lend under this agreement.

9. INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$18,653,322,162	$35,407,539,690	$—	$—	$—	$—	$—	$—
Other	4,816,827,976	7,507,380,402	3,475,930,522	2,113,369,389	2,998,584,960	885,519,899	2,268,334,189	4,405,318,100
Sales:
U.S. Government	19,395,268,051	32,236,962,165	—	—	—	—	—	—
Other	5,292,832,633	4,252,642,125	1,781,305,028	1,961,695,496	1,858,907,690	847,222,730	1,659,738,071	1,396,399,269

10. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the period ended June 30, 2019, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations and difference between book and tax accretion methods for market premium.

Annual Report • June 30, 2019	83

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

For the year ended June 30, 2019, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss)	Paid-In Capital
Core Bond Fund	$(5,670)	$5,670
Core Plus Bond Fund	—	—
Municipal Bond Fund	22,022	(22,022)
Large Cap Growth Fund	47	(47)
Large Cap Value Fund	(235)	235
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	(988)	988

At June 30, 2019, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Tax cost of Portfolio	$14,914,710,680	$18,121,530,168	$5,059,440,278	$5,180,994,351	$7,473,084,641	$3,108,244,189	$4,340,164,972	$10,102,151,201

Gross Unrealized Appreciation	535,428,175	605,370,659	190,486,678	1,862,512,772	1,503,354,345	1,067,147,715	716,130,633	1,338,555,656
Gross Unrealized Depreciation	(67,977,298)	(184,860,171)	(3,418,319)	(56,392,710)	(292,038,891)	(158,467,443)	(255,704,267)	(845,569,182)

Net Unrealized Appreciation/ (Depreciation)	$467,450,877	$420,510,488	$187,068,359	$1,806,120,062	$1,211,315,454	$908,680,272	$460,426,366	$492,986,474

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis and the amortization of premiums.

As of June 30, 2019, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Other Losses (1)	$(34,528,730)	$—	$(14,947,150)	$(7,374,479)	$(18,823,126)	$—	$(58,196,901)	$(59,015,712)
Other Gains /(Losses) (2)	(7,362,192)	(9,672,893)	(22,322)	(3,686)	(2,328)	(227)	—	(17,038)
Undistributed Net Ordinary Income	1,009,723	92,697,422	—	34,527,086	3,399,313	22,438,433	32,537,231	172,548,340
Undistributed Long Term Capital Gain	—	20,597,462	—	5,565	—	105,366,056	—	—
Unrealized Appreciation/ (Depreciation)	467,450,877	420,510,488	187,068,359	1,806,120,062	1,211,315,454	908,680,272	460,426,366	492,986,474

Total Distributable Earnings/ (Losses)	$426,569,678	$524,132,479	$172,098,887	$1,833,274,548	$1,195,889,313	$1,036,484,534	$434,766,696	$606,502,064

(1)	Includes capital loss carryforwards and late year loss deferrals.
(2)	Includes straddle loss deferrals and organizational costs.

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2019, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

84	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Short-Term	$16,947,333	$—	$6,489,970	$—	$—	$—	$—	$19,006,006
Long-Term	17,581,397	—	8,457,180	—	—	—	—	40,009,706

	$34,528,730	$—	$14,947,150	$—	$—	$—	$—	$59,015,712

At June 30, 2019 the Large Cap Growth, Large Cap Value and Small/Mid Cap Value Funds deferred, on a tax basis, post-October capital losses of $7,374,479, $18,823,126 and $58,196,901, respectively. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of a Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2019 and June 30, 2018 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2019	2018	2019	2018	2019	2018	2019	2018
Distributions paid from:
Net Ordinary Income (1)	$507,218,573	$415,158,732	$570,931,619	$234,531,198	$1,838,066	$828,001	$89,835,036	$41,291,958
Tax Exempt Income	—	—	—	—	112,422,265	63,301,187	—	—
Net Long-term Capital Gains	—	—	—	—	—	—	203,110,633	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$507,218,573	$415,158,732	$570,931,619	$234,531,198	$114,260,331	$64,129,188	$292,945,669	$41,291,958

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2019	2018	2019	2018	2019	2018	2019	2018
Distributions paid from:
Net Ordinary Income (1)	$162,988,789	$114,323,830	$53,634,791	$18,817,616	$64,175,282	$42,170,781	$199,914,003	$104,606,458
Tax Exempt Income	—	—	—	—	—	—	—	—
Net Long-term Capital Gains	98,273,905	30,311,007	135,077,148	13,939,090	124,318,945	2,212,232	74,684,115	24,280,569
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$261,262,694	$144,634,837	$188,711,939	$32,756,706	$188,494,227	$44,383,013	$274,598,118	$128,887,027

(1)	Net Ordinary Income includes net short-term capital gains, if any.

11. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will

Annual Report • June 30, 2019	85

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices

86	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

Annual Report • June 30, 2019	87

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

12. NEW ACCOUNTING PRONOUNCEMENTS

a) During March 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU. The implementation of the ASU did not have a material impact on the Funds’ Financial Statements.

b) In August 2018, the FASB issued Accounting Standards Update No. 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the changes in unrealized gains and losses for recurring Level 3 fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the impact of this change in guidance, and due to the permissibility of early adoption, modified the Funds’ fair value disclosures (see Note 4) for the period ended June 30, 2019.

c) In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, distributable earnings on the balance sheet rather than the components of net assets. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income. Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release became effective November 5, 2018.

In accordance with new reporting requirements pursuant to Regulation S-X of the Securities and Exchange Commission, presentation of certain amounts on the Statements of Changes in Net Assets, for the year ended June 30, 2018 have been conformed to meet the new disclosure requirements.

The following is a summary of the previously disclosed distribution amounts, as reported at June 30, 2018:

	Distributions to Shareholders		Undistributed (Distribution in Excess of) Net Investment Income
	Net Investment Income	Net Realized Gains
Bridge Builder Core Bond Fund	$(415,158,732)	$—	$(3,003,586)
Bridge Builder Core Plus Bond Fund	(234,531,198)	—	1,211,827
Bridge Builder Municipal Bond Fund	(64,129,188)	—	316,151
Bridge Builder Large Cap Growth Fund	(41,291,958)	—	31,167,482
Bridge Builder Large Cap Value Fund	(101,268,620)	(43,366,217)	1,982,407
Bridge Builder Small/Mid Cap Growth Fund	(9,884,986)	(22,871,720)	5,199,297
Bridge Builder Small/Mid Cap Value Fund	(42,170,781)	(2,212,232)	21,236,156
Bridge Builder International Equity Fund	(102,713,544)	(26,173,483)	96,879,695

13. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

88	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (eight of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2019, the related statements of operations for the year ended June 30, 2019, the statements of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2019 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 28, 2019

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

Annual Report • June 30, 2019	89

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Trustee, Brandes U.S. registered mutual funds (ten funds).
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Retired (2016-2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)	9	None.
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank; Inside Director, Ameriprise Bank, FSB.
William N. Scheffel (Born: 1953)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro (Born: 1952)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Director; Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (seven funds).

90	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired (since 2017); Chief Executive Officer, Victory Wireline, LLC (2015-2017); Retired (2013-2015); Principal, Investment Advisory, Edward Jones Client Strategies Group (1986-2012)	9	None.
William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones Client Strategies Group (1994-Present)	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Ryan T. Robson* (Born: 1978)	President	Indefinite Term; Since July 2016	Principal, Edward Jones Client Strategies Group (since 2013); Director, PricewaterhouseCoopers LLP (2010-2013)
Julius A. Drelick, III* (Born: 1966)	Vice President	Indefinite Term; Since May 2017	Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2015	Principal, Edward Jones Compliance (since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Helge K. Lee (Born: 1946)	Secretary	Indefinite Term; Since July 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)
Evan S. Posner (Born: 1979)	Assistant Secretary	Indefinite Term; Since February 2019	Associate General Counsel at Edward Jones (since October 2018); Previously, Vice President, Counsel at Voya Investment Management (March 2012-September 2018)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is not included in this Annual Report, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

*

Effective 8/28/2019, the Board accepted the resignation of Ryan T. Robson from his position as President of the Trust and the resignation of Julius A. Drelick, III from his position as Vice President of the Trust, and appointed Mr. Drelick as President of the Trust.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Annual Report • June 30, 2019	91

Bridge Builder Trust

Board Considerations of the Investment Advisory Agreement and Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At an in-person meeting held on May 14-15, 2019 (the “May Meeting”), the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with the Adviser for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement and collectively, the “Sub-advisory Agreements”) with each of the following Fund sub-advisers: Robert W. Baird & Co. Inc. (“Baird”), J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), PGIM, Inc. (“PGIM”), Pacific Investment Management Company LLC (“PIMCO”), Metropolitan West Asset Management, LLC (“MetWest”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Fidelity Institutional Asset Management, LLC (“FIAM”), Wells Capital Management, Incorporated. (“Wells Cap”), BlackRock Investment Management, LLC (“BlackRock”), Lazard Asset Management, LLC (“Lazard”), Sustainable Growth Advisers, LP (“SGA”), Jennison Associates, LLC (“Jennison”), Artisan Partners, LP (“Artisan”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Wellington Management Company, LLP (“Wellington”), Eagle Asset Management, Inc. (“Eagle”), Champlain Investment Partners, LLC (“Champlain”), ClearBridge Investments, LLC (“ClearBridge”), Stephens Investment Management Group, LLC (“Stephens”), Advisory Research, Inc. (“Advisory Research”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), Boston Partners Global Investors, Inc. (“Boston Partners”), Silvercrest Asset Management Group, LLC (“Silvercrest”), LSV Asset Management (“LSV”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Edinburgh Partners Limited (“Edinburgh”), Pzena Investment Management, LLC (“Pzena”), Manning & Napier Advisors, LLC (“Manning & Napier”), Mondrian Investment Partners Limited (“Mondrian”), and WCM Investment Management (“WCM”) (collectively, the “Sub-advisers”).

In connection with the annual review process and in advance of the May Meeting, the Adviser and the Sub-advisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-advisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Sub-adviser; (iii) the Adviser’s and the Sub-advisers’ personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Sub-advisers in managing the Funds; (v) the advisory fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Sub-adviser; (vii) the Adviser’s and the Sub-advisers’ compliance policies and procedures; and (viii) other “fall-out” benefits the Adviser and/or its affiliates and the Sub-advisers may receive based on their relationships with the Funds. At a telephonic Board meeting held on May 7, 2019 and at the May Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Sub-advisers

92	Annual Report • June 30, 2019

Bridge Builder Trust

Board Considerations of the Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

furnished reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Adviser and the Sub-advisers, and compliance and operations matters related to the Trust, the Funds, the Adviser, and the Sub-advisers.

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of advisory arrangements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Sub-advisers, to discuss the Agreements and the services provided by the Adviser and the Sub-advisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board considered not only the specific information presented in connection with the May Meetings, but also the knowledge gained over time through previous interactions with the Adviser and the Sub-advisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services provided by the Adviser and the Sub-advisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-adviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Sub-advisers, and the Sub-advisers’ roles in the day-to-day management of each Fund’s portfolio. The Board considered the Adviser’s assumption of business, entrepreneurial and overall managerial risks by advising the Funds. The Board also evaluated the Adviser’s oversight of the Sub-advisers, which includes continuous analysis of, and regular discussions with each Sub-adviser about, the investment strategies and performance of the portion of a Fund’s assets allocated to a particular Sub-adviser, and periodic on-site and other meetings with the Sub-advisers. The Board also considered the Adviser’s processes relating to Sub-adviser selection, monitoring, termination and allocation adjustments and the impact of the Adviser’s services on the Fund’s investment performance. The Board also took into account the Adviser’s oversight of the Funds’ other service providers.

The Board considered the Adviser’s and each Sub-adviser’s operations, including resources devoted to supporting such operations. The Board noted key additions to the Adviser’s and certain Sub-adviser’s personnel. The Board considered the Adviser’s and each Sub-adviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Sub-advisers. The Board also noted the compliance programs and compliance experience of the Adviser and the Sub-advisers. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical tools the Adviser employs to help mitigate the Funds’ risks.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s advisory fees and gross and net expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected category and peer group of mutual funds. The Board noted that, except for Core Plus Bond Fund, each of the Fund’s advisory fees and net expenses were below their respective peer group medians. The Board noted that the advisory fee for the Core Plus Bond Fund was higher than the peer group median, but the net expenses were lower than its peer group median. The Board observed that the Adviser had no similarly managed separate accounts for purposes of comparison. The Board reviewed the information provided by certain of the Sub-advisers regarding fees charged to other similarly managed accounts, if any. To the extent provided, the Board

Annual Report • June 30, 2019	93

Bridge Builder Trust

Board Considerations of the Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such similarly managed accounts and the portion of the Fund’s assets allocated to the particular Sub-adviser.

The Board noted that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees payable to the Adviser exceed the sub-advisory fees paid to a Sub-adviser for management of its allocated portion of a Fund or Funds. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing at least ninety (90) days’ prior written notice of such termination. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2020.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Sub-advisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge.

The Board observed that the Core Bond Fund outperformed its peer group median and benchmark index for the one-, three- and five-year periods ended March 31, 2019. The Board also reviewed the investment performance of each Sub-adviser of the Core Bond Fund, noting that each outperformed its benchmark index for the one-, three- and five-year periods.

The Board observed that the Core Plus Bond Fund outperformed its peer group median and benchmark index for the one-year period ended March 31, 2019. For the three-year period ended March 31, 2019, the Board noted that the Core Plus Bond Fund underperformed its peer group median and outperformed its benchmark index. The Board also reviewed the investment performance of each Sub-adviser of the Core Plus Bond Fund, noting that MetWest and T. Rowe Price outperformed their benchmark indices for the one- and three-year periods and Loomis outperformed its benchmark index for the three-year period, but underperformed its benchmark index for the one-year period. Finally, the Board observed that PIMCO outperformed its benchmark index for the one-year period and noted that PIMCO’s performance information for the three-year period was unavailable as PIMCO had not been managing its sleeve of the Fund for three years.

The Board reviewed the performance of the Municipal Bond Fund. In doing so, the Board observed that the Municipal Bond Fund outperformed its peer group median but underperformed its benchmark index for the one-year period ended March 31, 2019. For the three-year period ended March 31, 2019, the Board observed that the Municipal Bond Fund outperformed its peer group median and benchmark index. In reviewing the investment performance of each Sub-adviser of the Municipal Bond Fund, the Board observed that each of FIAM and Wells Cap outperformed its benchmark index for the three-year period, but underperformed its benchmark index for the one-year period. The Board also observed that T. Rowe Price underperformed its benchmark index for the one- and three-year periods. Finally, the Board observed that BlackRock’s performance information for the one- and three-year periods was unavailable as BlackRock had not been managing its sleeve of the Fund for a year.

In reviewing the investment performance of the Large Cap Growth Fund, the Board observed that the Fund outperformed its peer group median and benchmark index for the one-year period ended March 31, 2019, but underperformed its peer group median and benchmark index for the three-year period ended March 31, 2019. In reviewing the investment performance of each Sub-adviser of the Large Cap Growth Fund, the Board noted that SGA outperformed its benchmark index for the one- and three-year periods and Lazard and BlackRock underperformed their benchmark indices for the one- and three-year periods. The Board also observed that Jennison outperformed its benchmark index for the three-year period, but underperformed its benchmark index for the one-year period.

94	Annual Report • June 30, 2019

Bridge Builder Trust

Board Considerations of the Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

The Board considered the performance of the Large Cap Value Fund. In doing so, the Board noted that the Large Cap Value Fund outperformed its peer group median and benchmark index for the one- and three-year periods ended March 31, 2019. In reviewing the investment performance of each Sub-adviser of the Large Cap Value Fund, the Board noted that Barrow Hanley and Artisan outperformed their benchmark indices for the three-year period, but underperformed their benchmark indices for the one-year period. The Board also observed that Wellington underperformed its benchmark index for the three-year period, but outperformed its benchmark index for the one-year period. Finally, the Board noted that BlackRock underperformed its benchmark index for the three-year period and matched its benchmark index for the one-year period.

In reviewing the investment performance of the Small/Mid Cap Growth Fund, the Board observed that the Fund outperformed its peer group median and benchmark index for the one-year period ended March 31, 2019. For the three-year period ended March 31, 2019, the Board noted that the Small/Mid Cap Growth Fund underperformed its peer group median and outperformed its benchmark index. In reviewing the investment performance of each Sub-adviser of the Small/Mid Cap Growth Fund, the Board observed that Champlain and Stephens outperformed their benchmark indices for the one- and three-year periods and ClearBridge and both BlackRock sleeves underperformed their benchmark indices for the one- and three-year periods. Finally, the Board noted that Eagle underperformed its benchmark index for the three-year period, but outperformed its benchmark index for the one-year period.

The Board reviewed the performance of the Small/Mid Cap Value Fund, observing that it underperformed its peer group median and benchmark index for the one- and three-year periods ended March 31, 2019. The Board reviewed the performance of each Sub-adviser as well, noting that one BlackRock sleeve outperformed its benchmark index for the one- and three-year periods. The Board also observed that each of Boston Partners, Silvercrest and Vaughan Nelson underperformed its benchmark index for the one- and three-year periods. The Board further observed that Advisory Research and the other BlackRock sleeve underperformed their benchmark indices for the three-year period, but outperformed their benchmark indices for the one-year period. In addition, the Board noted that LSV underperformed its benchmark index for the one-year period, and observed that LSV’s performance information for the three-year period was unavailable as LSV had not been managing its sleeve of the Fund for three years.

Finally, the Board observed that the International Equity Fund outperformed its peer group median and its benchmark index for the one- and three-year periods ended March 31, 2019. In reviewing the performance of each Sub-adviser of the International Equity Fund, the Board noted that each of WCM, Edinburgh, and Mondrian outperformed its benchmark index for the one- and three-year periods and Manning and Napier and Baillie Gifford underperformed their benchmark indices for the one- and three-year periods. Finally the Board observed that Pzena and both BlackRock sleeves underperformed their benchmark indices for the one-year period, and observed that performance information for the three-year period was unavailable for Pzena and both BlackRock sleeves as each had been managing its respective sleeve of the Fund for less than three years.

Taking into account the performance information above and other performance information deemed relevant by the Board, the Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or that any steps being taken by the Adviser and Sub-advisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to a Sub-adviser for management of its allocated portion of a Fund or Funds. Therefore, the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Sub-advisers. In addition, the Board did not consider the profitability of the Sub-advisers to be a material factor in their determination, given that the Sub-advisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous

Annual Report • June 30, 2019	95

Bridge Builder Trust

Board Considerations of the Investment Advisory Agreement and Sub-advisory Agreements (Unaudited) (Continued)

sub-advisory fee negotiation process. The Board also considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Sub-advisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of the Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board noted that Fund shares are available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board received and considered information about asset-based fees received by Edward Jones from participants in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Sub-adviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Sub-advisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Sub-advisers to the extent they use the research generated from such trading activities across their client base.

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees with one Independent Trustee participating by telephone, unanimously approved the continuation of the Agreements for an additional year.

96	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2019, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	—%	—%
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Large Cap Growth Fund	87.18	82.75
Large Cap Value Fund	95.78	77.65
Small/Mid Cap Growth Fund	49.69	45.35
Small/Mid Cap Value Fund	93.25	87.96
International Equity Fund	83.83	1.31

Annual Report • June 30, 2019	97

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2019, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c), respectively.

% of Ordinary Income Distributions
Fund	Short-Term Capital Gain Distributions
Core Bond Fund	—%
Core Plus Bond Fund	—
Municipal Bond Fund	—
Large Cap Growth Fund	24.34
Large Cap Value Fund	4.69
Small/Mid Cap Growth Fund	75.48
Small/Mid Cap Value Fund	15.32
International Equity Fund	15.60

For the fiscal year ended June 30, 2019, the International Equity Fund earned foreign source income of $267,815,167 which amounts to $0.29 per share, and paid foreign taxes of $21,798,534 which amounts to $0.02 per share, which it intends to pass through to its shareholders pursuant Section 853 of the Internal Revenue Code.

98	Annual Report • June 30, 2019

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

Revised August 2019

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2019	99

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

BBH & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

## Bridge Builder Mutual Funds

Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

**Enroll in e-delivery**

Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2019	FYE 6/30/2018
Audit Fees	$525,300	$482,530
Audit-Related Fees
Tax Fees	$59,574	$59,504
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2019	FYE 6/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2019	FYE 6/30/2018
Registrant	$59,574	$59,504
Registrant’s Investment Adviser	$0	$0

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.	INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2019

	Principal Amount	Value
BONDS & NOTES—97.67%
Asset-Backed Obligations—12.74%
ABFC 2005-AQ1 Trust
4.74%, 01/25/2034(1)	$262,934	$268,660
ABFC 2006-OPT1 Trust
2.55% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036(2)	3,228,794	3,173,048
Academic Loan Funding Trust 2013-1
3.20% (1 Month LIBOR USD + 0.80%), 12/26/2044(2)(3)	825,037	822,113
AJAX Mortgage Loan Trust
3.47%, 04/25/2057(1)(3)	858,284	859,508
Allegro CLO VII Ltd.
3.70% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031(2)(3)	12,000,000	11,902,932
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023(3)	509,440	509,631
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023(3)	3,426,710	3,426,804
3.69%, 06/12/2023(3)	3,660,000	3,696,739
American Credit Acceptance Receivables Trust 2018-2
2.94%, 01/10/2022(3)	1,124,409	1,124,760
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021(3)	3,003,218	3,004,611
3.49%, 06/13/2022(3)	1,533,000	1,540,195
American Credit Acceptance Receivables Trust 2019-2
2.85%, 07/12/2022(3)	4,824,707	4,832,892
American Express Credit Account Master Trust
1.93%, 09/15/2022	24,490,000	24,439,357
2.04%, 05/15/2023	14,026,000	14,017,120
2.87%, 10/15/2024	8,664,000	8,854,371
2.67%, 11/15/2024	8,155,000	8,291,936
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036(3)	3,814,125	3,992,111
4.29%, 10/17/2036(3)	300,000	317,134
6.23%, 10/17/2036(3)	1,000,000	1,120,272
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036(3)	600,000	642,721
6.42%, 12/17/2036(3)	1,000,000	1,132,647
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052(3)	2,079,197	2,144,934
5.64%, 04/17/2052(3)	3,900,000	4,276,167
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052(3)	1,806,173	1,892,345
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	897,108
AmeriCredit Automobile Receivables Trust 2017-1
2.30%, 02/18/2022	1,153,000	1,151,602
2.71%, 08/18/2022	618,000	620,097
3.13%, 01/18/2023	1,387,000	1,402,674
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,091,374
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	613,119	612,369
2.36%, 12/19/2022	5,355,000	5,360,142
Americredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	2,840,954	2,842,565
3.50%, 01/18/2024	6,000,000	6,160,003
Americredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,801,245
Americredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025	3,400,000	3,462,716
3.36%, 02/18/2025	3,500,000	3,584,929

Amortizing Residential Collateral Trust 2002-BC5
3.44% (1 Month LIBOR USD + 1.04%, 1.03% Floor), 07/25/2032(2)	2,269,610	2,259,031
Anchor Assets IX LLC
5.13%, 02/15/2020(3)(4)	2,478,562	2,478,562
Anchorage Capital CLO 2013-1 Ltd.
3.85% (3 Month LIBOR USD + 1.25%), 10/13/2030(2)(3)	2,500,000	2,499,082
Apidos CLO XXIII
3.42% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027(2)(3)	10,000,000	9,961,660
Argent Securities, Inc. Asset Back Pass Thr Certs Series 2004-W5
3.44% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 04/25/2034(2)	3,667,317	3,706,683
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
2.74% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035(2)	1,985,818	1,988,774
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
3.08% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033(2)	1,862,969	1,830,263
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
2.62% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(2)	3,224,899	3,217,705
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
2.57% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036(2)	1,433,405	1,428,600
Asset-Backed Pass-Through Certificates Series 2004-R2
3.18% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 04/25/2034(2)	253,518	253,552
Atlas Senior Loan Fund III Ltd.
3.36% (3 Month LIBOR USD + 0.83%), 11/17/2027(2)(3)	6,500,000	6,474,325
Atlas Senior Loan Fund Ltd.
3.90% (3 Month LIBOR USD + 1.30%), 01/16/2030(2)(3)	3,750,000	3,741,244
Atlas Senior Loan Fund V Ltd.
3.86% (3 Month LIBOR USD + 1.26%), 07/16/2029(2)(3)	4,250,000	4,247,922
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020(3)	1,716,667	1,716,626
2.50%, 07/20/2021(3)	6,300,000	6,305,425
2.63%, 12/20/2021(3)	6,600,000	6,616,265
3.70%, 09/20/2024(3)	6,200,000	6,460,604
4.00%, 03/20/2025(3)	5,800,000	6,127,496
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021(3)	175,656	175,501
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048(3)	146,071	145,471
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048(3)	1,345,338	1,346,544
BA Credit Card Trust
1.95%, 08/15/2022	9,255,000	9,236,037
Bain Capital Credit CLO 2018-1
3.55% (3 Month LIBOR USD + 0.96%), 04/23/2031(2)(3)	10,000,000	9,867,150
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047(1)	179,424	172,128
Bayview Opportunity Master Fund IIIa Trust 2018-RN8
4.07%, 09/28/2033(1)(3)	773,366	779,574
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(1)(3)	3,068,939	3,093,512
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034(1)(3)	1,218,978	1,238,943
BCC Funding XIII LLC
2.20%, 12/20/2021(3)	101,778	101,737
Bear Stearns Asset Backed Securities Trust 2003-2
3.90% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043(2)	3,940,991	3,969,078
BlueMountain CLO 2015-1 Ltd.
3.93% (3 Month LIBOR USD + 1.33%), 04/13/2027(2)(3)	775,000	775,154
BMW Floorplan Master Owner Trust
2.71% (1 Month LIBOR USD + 0.32%), 05/15/2023(2)(3)	6,407,000	6,411,387
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034(3)	10,440,000	10,492,200

Business Jet Securities LLC
4.34%, 02/15/2033(3)	4,001,061	4,043,332
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033(3)	6,639,770	6,735,710
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027(3)	129,058	128,977
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(4)	5,013,062	5,002,096
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022(3)	9,415,000	9,436,955
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	8,389,000	8,375,056
1.99%, 07/17/2023	4,469,000	4,462,665
2.97% (1 Month LIBOR USD + 0.58%), 07/15/2027(2)	6,734,000	6,770,288
Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.56% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031(2)(3)	12,000,000	11,860,896
Carlyle US Clo 2017-1 Ltd.
3.82% (3 Month LIBOR USD + 1.23%), 04/20/2031(2)(3)	5,500,000	5,505,109
Carlyle US Clo 2017-2 Ltd.
3.81% (3 Month LIBOR USD + 1.22%), 07/20/2031(2)(3)	3,000,000	2,992,464
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,705,707
Carmax Auto Owner Trust 2019-1
3.26%, 08/15/2024	9,831,000	10,163,591
Carmax Auto Owner Trust 2019-2
2.77%, 12/16/2024	3,659,000	3,729,430
Carrington Mortgage Loan Trust Series 2006-OPT1
2.58% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 02/25/2036(2)	79,360	79,344
Catamaran CLO 2014-2 Ltd.
4.00% (3 Month LIBOR USD + 1.40%), 10/18/2026(2)(3)	823,987	824,882
Chase Funding Trust Series 2003-4
5.19%, 05/25/2033(1)	138,792	142,679
Chase Funding Trust Series 2003-6
5.03%, 11/25/2034(1)	193,067	203,162
5.03%, 11/25/2034(1)	328,722	343,603
CIFC Funding 2018-II Ltd.
3.63% (3 Month LIBOR USD + 1.04%), 04/20/2031(2)(3)	10,000,000	9,887,890
Citibank Credit Card Issuance Trust
2.78% (1 Month LIBOR USD + 0.37%), 08/08/2024(2)	9,847,000	9,869,624
2.71% (1 Month LIBOR USD + 0.33%), 01/20/2025(2)	8,712,000	8,705,848
3.02% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026(2)	8,600,000	8,654,920
3.96%, 10/13/2030	23,300,000	25,858,312
Citigroup Global Markets Mortgage Securities VII, Inc.
3.95%, 04/25/2032(1)(3)	9,865	9,866
Citigroup Mortgage Loan Trust, Inc.
3.16% (1 Month LIBOR USD + 0.76%, 0.76% Floor), 12/25/2033(2)	7,954	7,959
CLUB Credit Trust
3.82%, 01/15/2026(3)	5,327,488	5,376,805
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024(3)	1,061,943	1,059,776
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048(3)	949,774	949,266
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042(3)	9,204,931	9,208,136
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044(3)	6,939,123	7,073,975
Commonbond Student Loan Trust 2018-C-GS
3.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/25/2046(2)(3)	3,506,099	3,488,955
3.87%, 02/25/2046(3)	2,857,763	2,966,265

Conseco Finance Corp.
6.24%, 12/01/2028	8,281	8,361
6.22%, 03/01/2030	45,991	47,851
6.18%, 04/01/2030	14,482	14,977
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026(3)	4,075,000	4,076,980
COOF Securitization Trust 2014-1 Ltd.
2.71%, 06/25/2040(3)(5)	958,853	88,010
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052(3)	4,860,000	5,015,847
Countrywide Asset-Backed Certificates
5.43%, 02/25/2033(5)	53,769	50,384
5.12%, 02/25/2035(1)	26,432	26,660
4.45%, 02/25/2036(5)	76,462	78,494
5.97%, 09/25/2046(5)	65,087	61,151
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020(3)	156,228	156,402
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020(3)	248,920	249,851
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021(3)	334,699	336,135
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021(3)	1,817,043	1,832,370
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021(3)	1,376,000	1,391,766
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022(3)	606,493	607,684
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022(3)	1,441,000	1,441,492
3.95%, 03/15/2023(3)	3,485,000	3,535,916
CPS Auto Receivables Trust 2017-C
2.86%, 06/15/2023(3)	2,300,000	2,302,744
3.79%, 06/15/2023(3)	791,000	801,990
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021(3)	1,106,138	1,105,524
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022(3)	5,620,961	5,637,338
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022(3)	7,576,832	7,612,863
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022(3)	1,946,808	1,950,472
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025(3)	1,120,778	1,120,779
3.04%, 12/15/2025(3)	871,000	872,935
3.48%, 02/17/2026(3)	730,000	732,340
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026(3)	811,000	816,532
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027(3)	6,684,000	6,720,875
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027(3)	3,090,000	3,145,389
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028(3)	7,351,000	7,507,772
CSMC 2016-RPL1 Trust
5.59% (1 Month LIBOR USD + 3.15%, 3.15% Floor), 12/26/2046(2)(3)	8,057,123	8,095,452
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058(3)(5)	7,170,562	7,264,447
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035(5)	4,482	4,510
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035(5)	11,456	11,657

CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036(5)	21,566	21,715
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.13%, 01/25/2034(5)	19,676	20,218
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
3.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2033(2)	482,376	479,169
CWABS, Inc. Asset-Backed Certificates Series 2004-1
3.15% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034(2)	31,598	31,769
3.23% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034(2)	7,326	7,310
2.96% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034(2)	1,112	1,075
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
3.30% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034(2)	12,449	12,417
3.18% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034(2)	639,595	643,467
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	1,103,310	1,161,036
Diamond Resorts Owner Trust
3.27%, 10/22/2029(3)	1,765,707	1,781,472
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031(3)	4,330,516	4,391,355
Drive Auto Receivables Trust
3.36%, 10/17/2022	6,753,000	6,782,777
3.66%, 11/15/2024	7,634,000	7,738,030
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022(3)	1,267,341	1,268,415
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021(3)	612,066	613,670
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021(3)	326,901	327,492
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024(3)	2,996,000	3,042,983
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	1,804,738	1,806,217
3.84%, 03/15/2023	5,373,000	5,437,605
Drive Auto Receivables Trust 2017-2
2.75%, 09/15/2023	3,127,174	3,129,075
Drive Auto Receivables Trust 2017-3
2.80%, 07/15/2022	1,848,650	1,850,932
3.53%, 12/15/2023(3)	12,000,000	12,127,718
Drive Auto Receivables Trust 2017-A
2.98%, 01/18/2022(3)	571,245	571,755
4.16%, 05/15/2024(3)	1,724,000	1,753,527
Drive Auto Receivables Trust 2017-B
2.61%, 08/16/2021(3)	302,326	302,322
3.72%, 10/17/2022(3)	2,982,000	2,999,758
Drive Auto Receivables Trust 2018-1
2.88%, 02/15/2022	2,788,662	2,789,064
Drive Auto Receivables Trust 2018-2
3.22%, 04/15/2022	19,088,736	19,122,670
Drive Auto Receivables Trust 2019-1
3.08%, 09/15/2021	6,705,717	6,717,238
4.09%, 06/15/2026	2,645,000	2,736,774
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023	4,747,000	4,816,432
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024	4,200,000	4,214,546
DT Auto Owner Trust 2016-4
2.74%, 10/17/2022(3)	87,291	87,293
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(3)	4,869,000	4,898,173

DT Auto Owner Trust 2017-2
3.03%, 01/17/2023(3)	1,486,162	1,486,847
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023(3)	1,662,000	1,677,026
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022(3)	7,437,193	7,475,802
3.67%, 03/15/2024(3)	8,250,000	8,376,824
DT Auto Owner Trust 2018-3
3.02%, 02/15/2022(3)	7,144,963	7,164,408
DT Auto Owner Trust 2019-1
3.08%, 09/15/2022(3)	8,830,480	8,862,384
DT Auto Owner Trust 2019-2
2.85%, 09/15/2022(3)	3,117,182	3,127,437
DTAT Asset Trust 2017-B
5.84%, 12/16/2020(3)(4)	3,400,000	3,399,999
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022(3)	320,415	320,515
Exeter Automobile Receivables Trust 2016-1
5.52%, 10/15/2021(3)	1,750,256	1,763,938
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022(3)	835,000	846,792
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022(3)	5,270,374	5,274,471
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021(3)	306,948	306,672
3.68%, 07/17/2023(3)	3,836,000	3,908,948
Exeter Automobile Receivables Trust 2018-3
2.90%, 01/18/2022(3)	2,246,757	2,248,612
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022(3)	2,743,000	2,775,078
Exeter Automobile Receivables Trust 2019-2
2.93%, 07/15/2022(3)	4,154,712	4,166,056
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021(3)	280,000	282,925
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023(3)	2,767,000	2,767,936
3.60%, 04/17/2023(3)	2,847,000	2,887,751
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022(3)	1,737,277	1,738,946
Flagship Credit Auto Trust 2015-3
3.68%, 03/15/2022(3)	324,788	325,563
4.65%, 03/15/2022(3)	567,000	577,213
Flagship Credit Auto Trust 2016-1
6.22%, 06/15/2022(3)	3,000,000	3,104,653
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022(3)	1,743,000	1,746,794
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023(3)	5,195,000	5,215,729
3.62%, 07/15/2023(3)	2,995,000	3,036,108
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024(3)	7,710,000	7,922,577
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023(3)	9,321,262	9,396,052
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023(3)	14,205,221	14,281,927
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027(3)	7,000,000	7,022,976
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027(3)	10,000,000	9,969,836
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,170,213

Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031(3)	13,944,000	14,364,255
Ford Credit Auto Owner Trust 2019-A
2.85%, 08/15/2024	4,688,000	4,786,322
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(3)	2,150,000	2,247,450
FORT CRE 2018-1 LLC
5.23% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/21/2035(2)(3)	11,800,000	11,914,047
Foundation Finance Trust 2017-1
3.30%, 07/15/2033(3)	2,416,025	2,424,964
Foundation Finance Trust 2019-1
3.86%, 11/15/2034(3)	4,404,075	4,456,653
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022(3)	4,000,000	4,018,640
FREED ABS TRUST 2018-1
3.61%, 07/18/2024(3)	2,471,812	2,484,992
FREED ABS TRUST 2018-2
3.99%, 10/20/2025(3)	5,398,944	5,451,914
Galaxy XXIX CLO Ltd.
3.31% (3 Month LIBOR USD + 0.79%), 11/15/2026(2)(3)	5,850,020	5,835,734
GCAT 2017-2 LLC
3.50%, 04/25/2047(1)(3)	643,586	644,226
GCAT 2018-1 LLC
3.84%, 06/25/2048(1)(3)	1,753,967	1,763,863
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	26	26
6.71%, 04/25/2029(5)	25,028	21,274
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021(3)	5,259,541	5,245,515
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	5,307,000	5,316,066
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024	1,400,000	1,442,673
GMAT 2013-1 Trust
6.97%, 11/25/2043(1)(3)	24,017	24,032
GMF Floorplan Owner Revolving Trust
2.90%, 04/15/2026(3)	17,200,000	17,560,263
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031(3)	378,706	378,809
Golden Bear 2016-R LLC
5.65%, 09/20/2047(3)	1,763,185	1,801,546
Goodgreen 2017-1 Trust
3.74%, 10/15/2052(3)	1,555,732	1,608,611
Goodgreen 2017-2 Trust
3.26%, 10/15/2053(3)	4,230,321	4,297,494
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(5)	7,385,410	7,294,226
Greenwood Park CLO Ltd.
3.61% (3 Month LIBOR USD + 1.01%), 04/15/2031(2)(3)	23,000,000	22,777,452
Greywolf CLO VI Ltd.
3.62% (3 Month LIBOR USD + 1.03%), 04/26/2031(2)(3)	14,000,000	13,844,040
GSAA Home Equity Trust 2005-8
2.67% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2035(2)	57,497	57,528
GSAMP Trust 2005-WMC2
3.02% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 11/25/2035(2)	1,475,597	1,479,902
GSAMP Trust 2006-HE7
2.63% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046(2)	1,248,514	1,244,884
Headlands Residential 2018-RPL1 LLC
4.25%, 06/25/2023(1)(3)	8,245,000	8,288,063

Hero Funding 2017-3
3.95%, 09/20/2048(3)	3,865,177	4,030,773
HERO Funding II 2016-3B
5.24%, 09/20/2042(3)	971,372	986,647
HERO Funding Trust 2016-2
3.75%, 09/20/2041(3)	2,246,695	2,346,924
HERO Funding Trust 2016-3
3.08%, 09/20/2042(3)	976,115	992,132
HERO Funding Trust 2016-4A
3.57%, 09/20/2047(3)	2,980,559	3,093,745
HERO Funding Trust 2017-1A
4.46%, 09/20/2047(3)	5,122,369	5,403,514
HERO Funding Trust 2017-2
3.28%, 09/20/2048(3)	4,876,478	4,926,874
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(3)	1,511,250	1,519,164
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.60% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036(2)	36,105	35,638
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,436,560	4,430,708
Hyundai Auto Receivables Trust 2019-A
2.66%, 06/15/2023	3,452,000	3,488,041
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	58	58
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.53% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036(2)	898,330	896,890
Kabbage Funding LLC
3.83%, 03/15/2024(3)	10,490,000	10,636,640
KGS-Alpha SBA COOF Trust
0.61%, 05/25/2039(3)(5)	2,663,996	41,945
KGS-Alpha SBA COOF Trust 2012-2
0.82%, 08/25/2038(3)(5)	3,708,255	89,525
KGS-Alpha SBA COOF Trust 2014-2
3.16%, 04/25/2040(3)(5)	993,359	81,873
KKR CLO 11 Ltd.
3.78% (3 Month LIBOR USD + 1.18%), 01/15/2031(2)(3)	6,250,000	6,206,475
KVK CLO 2018-1 Ltd.
3.45% (3 Month LIBOR USD + 0.93%), 05/20/2029(2)(3)	25,000,000	24,878,275
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042(3)	5,999,233	6,065,917
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043(3)	10,200,000	10,445,606
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(1)(3)	4,574,495	4,607,672
Lendmark Funding Trust 2017-1
2.83%, 12/22/2025(3)	2,434,297	2,427,581
5.41%, 12/22/2025(3)	3,500,000	3,578,738
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026(3)	1,900,000	1,946,824
Long Beach Mortgage Loan Trust 2004-1
3.15% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034(2)	740,552	738,276
Long Beach Mortgage Loan Trust 2004-3
3.26% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034(2)	39,170	38,918
LV Tower 52 Issuer 2013-1
5.75%, 07/15/2019(3)(4)	3,645,554	3,664,438
7.75%, 07/15/2019(3)(4)	1,379,875	1,387,023
Magnetite XVI Ltd.
3.40% (3 Month LIBOR USD + 0.80%), 01/18/2028(2)(3)	12,000,000	11,957,868
Man GLG US CLO 2018-2 Ltd.
3.84% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028(2)(3)	8,000,000	8,004,808

Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029(3)	1,767,485	1,772,569
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032(3)	5,235,000	5,233,926
Marlette Funding Trust 2018-1
2.61%, 03/15/2028(3)	912,199	911,818
Marlette Funding Trust 2018-2
3.06%, 07/17/2028(3)	2,042,953	2,045,158
MASTR Asset Backed Securities Trust 2006-NC1
3.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036(2)	1,349,608	1,352,099
MidOcean Credit CLO III
3.71% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031(2)(3)	15,400,000	15,221,144
Midocean Credit CLO IX
3.74% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031(2)(3)	4,000,000	3,958,008
Midocean Credit Clo VIII
3.67% (3 Month LIBOR USD + 1.15%), 02/20/2031(2)(3)	18,000,000	17,823,438
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040(3)	720,897	802,504
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045(3)	232,017	237,875
5.25%, 12/15/2045(3)	417,506	437,243
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8
3.32% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 09/25/2034(2)	4,716,456	4,736,453
Mountain View CLO 2015-9 Ltd.
3.72% (3 Month LIBOR USD + 1.12%), 07/15/2031(2)(3)	20,000,000	19,763,480
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(3)	15,200,000	15,439,146
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(3)	5,700,000	5,851,887
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(3)	6,600,000	6,736,772
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(3)	6,200,000	6,539,120
New Century Home Equity Loan Trust Series 2003-5
5.05%, 11/25/2033(1)	176,082	180,574
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057(3)(5)	9,236,877	9,575,146
Nissan Auto Receivables 2019-A Owner Trust
2.82%, 01/18/2022	9,000,000	9,041,371
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.63% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035(2)	9,355,377	9,301,131
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057(1)(3)	2,154,531	2,155,615
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057(1)(3)	1,590,674	1,587,724
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	1,716	1,747
OCP CLO 2017-13 Ltd.
3.86% (3 Month LIBOR USD + 1.26%), 07/15/2030(2)(3)	4,250,000	4,249,601
Ocwen Master Advance Receivables Trust
3.81%, 08/16/2049(3)	1,500,000	1,496,024
Ocwen Master Advance Receivables Trust Series 2018-T1
3.65%, 08/15/2049(3)	6,300,000	6,301,392
OL SP 2018-B LLC
4.16%, 02/09/2030	2,932,893	2,971,320
4.61%, 02/09/2030	637,586	648,164
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022(3)	5,796,000	5,834,827
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020(3)	236,261	236,184

OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023(3)	17,900,000	17,872,894
2.82%, 07/15/2024(3)	4,300,000	4,305,879
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024(3)	19,400,000	19,670,849
OneMain Financial Issuance Trust 2015-1
3.85%, 03/18/2026(3)	296,344	296,821
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029(3)	1,420,978	1,427,000
6.00%, 02/20/2029(3)	1,900,000	1,955,384
OneMain Financial Issuance Trust 2017-1
3.20% (1 Month LIBOR USD + 0.80%), 09/14/2032(2)(3)	10,975,000	10,997,672
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029(3)	3,060,000	3,099,220
Oportun Funding VI LLC
3.23%, 06/08/2023(3)	1,957,000	1,956,195
3.97%, 06/08/2023(3)(5)	5,150,000	5,153,576
Oportun Funding VII LLC
3.22%, 10/10/2023(3)	1,691,000	1,691,699
Oportun Funding VIII LLC
3.61%, 03/08/2024(3)	2,978,000	3,007,981
Oportun Funding X LLC
4.10%, 10/08/2024(3)	5,900,000	6,049,990
Oportun Funding XII LLC
4.15%, 12/09/2024(3)	4,200,000	4,318,296
Option One Mortgage Loan Trust 2004-3
3.30% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034(2)	1,691,802	1,603,960
OZLM Funding IV Ltd.
3.84% (3 Month LIBOR USD + 1.25%), 10/22/2030(2)(3)	10,000,000	9,970,000
OZLM XI Ltd.
3.83% (3 Month LIBOR USD + 1.25%), 10/30/2030(2)(3)	5,000,000	5,008,525
OZLM XV Ltd.
4.08% (3 Month LIBOR USD + 1.49%), 01/20/2029(2)(3)	7,750,000	7,760,215
OZLM XXII Ltd.
3.66% (3 Month LIBOR USD + 1.07%), 01/17/2031(2)(3)	7,000,000	6,937,672
Palmer Square CLO 2014-1 Ltd.
3.72% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031(2)(3)	4,000,000	3,977,876
Palmer Square CLO 2015-2 Ltd.
3.86% (3 Month LIBOR USD + 1.27%), 07/20/2030(2)(3)	13,925,000	13,917,815
Palmer Square CLO 2018-2 Ltd.
3.70% (3 Month LIBOR USD + 1.10%), 07/16/2031(2)(3)	20,000,000	19,841,120
Park Avenue Funding Trust 2019
0.00%, 11/27/2020(3)(5)	9,160,000	9,160,000
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.87% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031(2)(3)	21,500,000	21,412,388
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
3.24% (1 Month LIBOR USD + 0.84%, 0.84% Floor), 01/25/2036(2)	1,471,233	1,472,977
Pretium Mortgage Credit Partners I 2018-NPL4 LLC
4.83%, 09/25/2058(1)(3)	5,075,185	5,135,592
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032(3)	3,342,653	3,339,637
3.14%, 06/12/2032(3)	2,012,000	2,009,621
3.44%, 06/12/2032(3)	2,138,000	2,138,290
4.43%, 06/12/2032(3)	892,000	892,065
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032(3)	5,197,983	5,200,359
4.67%, 11/12/2032(3)	295,000	296,651
5.66%, 11/12/2032(3)	1,000,000	1,008,580
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034(3)	2,000,000	2,009,104

Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035(3)	2,390,000	2,478,167
4.66%, 08/17/2035(3)	3,853,000	3,992,526
PRPM 2017-2 LLC
3.47%, 09/25/2022(1)(3)	2,082,388	2,089,116
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022(3)	10,875,000	10,902,501
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	1,659	1,668
RASC Series 2005-KS6 Trust
3.33% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035(2)	155,991	156,207
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023(1)(3)	7,228,102	7,257,712
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027(3)	3,100,000	3,145,636
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037(1)	299,422	133,796
Renew 2017-1
3.67%, 09/20/2052(3)	2,036,154	2,124,293
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041(3)	3,649,735	3,670,103
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023(3)	9,500,000	9,581,291
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	197,910	197,837
2.58%, 05/16/2022	3,957,000	3,956,372
3.17%, 04/17/2023	5,074,000	5,114,090
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,168,382
3.49%, 07/17/2023	1,633,000	1,650,764
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	4,800,000	4,845,012
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024	8,470,000	8,644,878
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023	5,212,000	5,296,845
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021(3)	4,433,000	4,459,100
SART 2017-1
4.75%, 07/15/2024(4)	10,526,729	10,732,000
SART 2018-1
4.76%, 06/15/2025(4)	12,387,284	12,615,211
Saxon Asset Securities Trust 2003-1
4.66%, 06/25/2033(1)	24,517	24,932
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.36%, 01/25/2036(1)	62,613	54,589
Silvermore CLO Ltd.
3.69% (3 Month LIBOR USD + 1.17%), 05/15/2026(2)(3)	5,771,376	5,773,777
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025(3)	368,070	369,435
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027(3)	9,150,000	9,234,520
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028(3)	6,196,000	6,227,549
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041(3)	18,200,000	18,388,576
SoFi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047(3)	6,004,697	6,018,226
3.34%, 08/25/2047(3)	6,200,000	6,362,003
Sound Point CLO II Ltd.
3.66% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031(2)(3)	9,000,000	8,901,891

Sound Point Clo XVI Ltd.
3.86% (3 Month LIBOR USD + 1.28%), 07/25/2030(2)(3)	7,750,000	7,766,027
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
3.07% (1 Month LIBOR USD + 0.67%, 0.67% Floor), 10/25/2035(2)	171,631	171,338
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(3)	9,900,000	9,920,019
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035(1)	2,072	2,124
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034(1)	110,198	113,001
6.05%, 03/25/2034(1)	88,130	90,370
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032	29,746	29,041
3.45%, 02/25/2032	66,083	64,509
Synchrony Card Funding LLC
2.95%, 03/15/2025	12,384,000	12,649,492
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,642,897
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(3)(5)	6,579,334	6,589,860
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(3)(5)	5,559,532	5,600,834
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058(3)(5)	7,967,227	8,050,011
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(3)(5)	9,162,413	9,564,497
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031(3)	22,018,000	22,265,024
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022(3)	12,666,667	12,926,755
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020(3)	2,820,113	2,845,080
Trinitas CLO IV Ltd.
3.78% (3 Month LIBOR USD + 1.18%), 10/18/2031(2)(3)	7,500,000	7,469,355
Upgrade Receivables Trust 2018-1
3.76%, 11/15/2024(3)	1,664,807	1,672,749
Upstart Securitization Trust 2018-2
3.33%, 12/22/2025(3)	4,845,947	4,852,942
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023(3)	5,056,157	5,171,717
USASF Receivables 2017-A LLC
5.75%, 09/15/2030(3)	1,298,367	1,292,623
Venture 32 CLO Ltd.
3.70% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031(2)(3)	6,000,000	5,951,586
Verizon Owner Trust 2016-1
1.42%, 01/20/2021(3)	30,802	30,776
Verizon Owner Trust 2017-2
1.92%, 12/20/2021(3)	6,485,000	6,472,094
Verizon Owner Trust 2017-3
2.06%, 04/20/2022(3)	5,612,000	5,605,909
Verizon Owner Trust 2019-A
2.93%, 09/20/2023	5,473,000	5,568,730
Verizon Owner Trust 2019-B
2.33%, 12/20/2023	10,525,000	10,555,278
Vm DEBT LLC
7.00%, 10/02/2024(3)(4)	5,400,030	5,400,030
Volt 2018-FTI
3.13%, 03/29/2021(6)	967,642	960,918
Volt LXIV LLC
3.38%, 10/25/2047(1)(3)	5,127,737	5,143,765

Volt LXIX LLC
4.21%, 08/25/2048(1)(3)	3,275,668	3,306,798
Volt LXVI
4.34%, 05/25/2048(1)(3)	3,575,989	3,608,112
Volt LXVII LLC
4.38%, 06/25/2048(1)(3)	4,243,795	4,274,812
Volt LXVIII LLC
4.34%, 07/27/2048(1)(3)	7,667,248	7,728,684
Volt LXX LLC
4.11%, 09/25/2048(1)(3)	10,658,803	10,759,953
Volt LXXI LLC
3.97%, 09/25/2048(1)(3)	2,880,607	2,902,627
Volt LXXII LLC
4.21%, 10/26/2048(1)(3)	10,249,218	10,312,831
VOLT LXXIV LLC
5.07%, 11/25/2048(1)(3)	15,825,000	16,086,467
Volt LXXV LLC
4.34%, 01/25/2049(1)(3)	12,337,885	12,504,245
Voya CLO 2015-1 Ltd.
3.50% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029(2)(3)	6,000,000	5,961,612
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036(3)	2,864,790	2,984,157
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030(3)	1,058,425	1,059,323
4.05%, 12/20/2030(3)	1,883,765	1,893,632
Westlake Automobile Receivables Trust 2016-2
4.10%, 06/15/2021(3)	274,342	275,225
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022(3)	759,329	759,210
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022(3)	950,326	950,629
3.46%, 10/17/2022(3)	1,202,000	1,208,989
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022(3)	772,000	772,310
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022(3)	11,966,000	12,026,784
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	5,660,000	5,801,548
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,305,968
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024	6,018,000	6,082,986
Zais Clo 7 Ltd.
3.89% (3 Month LIBOR USD + 1.29%), 04/15/2030(2)(3)	9,600,000	9,630,442
Zais CLO 8 Ltd.
3.55% (3 Month LIBOR USD + 0.95%), 04/15/2029(2)(3)	40,000,000	39,653,000

Total Asset-Backed Obligations (Cost: $1,916,341,290)		1,932,273,074

Corporate Bonds—30.23%
Basic Materials—1.28%
Air Liquide Finance S.A.
2.25%, 09/27/2023(3)	$550,000	$546,820
Albemarle Corp.
5.45%, 12/01/2044	600,000	643,393
Anglo American Capital Plc
3.63%, 09/11/2024(3)	630,000	643,200
4.00%, 09/11/2027(3)	1,020,000	1,023,479
ArcelorMittal
6.25%, 02/25/2022	6,500,000	7,051,898
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	246,614

Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,592,233
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075(2)(3)	985,000	1,025,631
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,913,112
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026(3)	530,000	548,535
3.70%, 06/01/2028(3)	1,200,000	1,256,223
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,330,468
Dow Chemical Co.
4.13%, 11/15/2021	470,000	486,279
4.55%, 11/30/2025(3)	6,660,000	7,250,511
4.25%, 10/01/2034	339,000	351,943
5.55%, 11/30/2048(3)	3,005,000	3,572,379
DuPont de Nemours, Inc.
4.49%, 11/15/2025	1,600,000	1,769,457
5.32%, 11/15/2038	3,865,000	4,534,176
5.42%, 11/15/2048	2,954,000	3,591,285
Eastman Chemical Co.
4.50%, 01/15/2021	352,000	360,883
4.65%, 10/15/2044	2,575,000	2,661,637
Ecolab, Inc.
3.25%, 01/14/2023	452,000	464,238
3.25%, 12/01/2027	646,000	672,218
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,777,922
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	5,025,000	5,031,281
Georgia-Pacific LLC
3.73%, 07/15/2023(3)	5,380,000	5,628,337
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,228,215
Glencore Funding LLC
4.13%, 05/30/2023(3)	54,000	56,142
4.63%, 04/29/2024(3)	1,500,000	1,583,600
4.00%, 03/27/2027(3)	6,300,000	6,358,947
3.88%, 10/27/2027(3)	875,000	872,743
Huntsman International LLC
5.13%, 11/15/2022	239,000	252,601
4.50%, 05/01/2029	6,791,000	7,005,531
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(3)	3,414,000	3,591,808
5.71%, 11/15/2023(3)	3,478,000	3,814,011
6.76%, 11/15/2048(3)	797,000	979,238
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	786,437
5.00%, 09/26/2048	782,000	867,642
International Paper Co.
3.00%, 02/15/2027	714,000	706,994
5.00%, 09/15/2035	200,000	220,516
8.70%, 06/15/2038	350,000	500,090
7.30%, 11/15/2039	500,000	650,903
6.00%, 11/15/2041	3,150,000	3,688,972
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,866,295
4.63%, 02/26/2055	610,000	615,970
Mexichem SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,592,859

Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,046,853
5.45%, 11/15/2033	814,000	921,213
4.88%, 11/15/2041	52,000	52,285
5.63%, 11/15/2043	4,055,000	4,457,719
Newmont Goldcorp Corp.
3.63%, 06/09/2021(3)	1,810,000	1,842,619
Nucor Corp.
4.00%, 08/01/2023	176,000	186,367
6.40%, 12/01/2037	800,000	1,050,499
Nutrien Ltd.
3.15%, 10/01/2022	875,000	889,298
3.38%, 03/15/2025	430,000	440,546
3.00%, 04/01/2025	800,000	804,580
4.20%, 04/01/2029	420,000	453,229
4.13%, 03/15/2035	1,960,000	1,943,364
6.13%, 01/15/2041	2,850,000	3,485,448
5.25%, 01/15/2045	1,900,000	2,102,427
5.00%, 04/01/2049	3,388,000	3,841,736
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	67,343
Samarco Mineracao S.A.
5.75%, 10/24/2023(3)(7)	537,000	426,249
SASOL Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,519,221
6.50%, 09/27/2028	1,555,000	1,744,674
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	407,715
Solvay Finance America LLC
3.40%, 12/03/2020(3)	4,000,000	4,037,725
4.45%, 12/03/2025(3)	7,000,000	7,450,328
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,095,544
Suzano Austria GmbH
7.00%, 03/16/2047(3)	2,991,000	3,402,263
Syngenta Finance NV
4.44%, 04/24/2023(3)	2,501,000	2,598,907
4.89%, 04/24/2025(3)	8,370,000	8,730,760
5.68%, 04/24/2048(3)	791,000	785,355
Teck Resources Ltd.
6.25%, 07/15/2041	2,755,000	3,083,336
5.20%, 03/01/2042	1,631,000	1,649,864
Union Carbide Corp.
7.50%, 06/01/2025	624,000	752,062
7.75%, 10/01/2096	681,000	928,592
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	975,418
Vale Overseas Ltd.
4.38%, 01/11/2022	1,968,000	2,027,552
6.25%, 08/10/2026	5,237,000	5,948,970
8.25%, 01/17/2034	984,000	1,285,350
6.88%, 11/21/2036	767,000	921,359
6.88%, 11/10/2039	2,107,000	2,528,820
Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	558,185

		193,657,441

Communications—2.17%
Amazon.com, Inc.
4.80%, 12/05/2034	854,000	1,047,338
3.88%, 08/22/2037	1,700,000	1,873,912

America Movil SAB de CV
3.13%, 07/16/2022	374,000	382,160
3.63%, 04/22/2029	1,935,000	2,003,305
6.13%, 03/30/2040	283,000	369,879
4.38%, 04/22/2049	964,000	1,036,984
AT&T, Inc.
3.20%, 03/01/2022	11,089,000	11,324,228
3.90%, 03/11/2024	3,750,000	3,954,999
3.55%, 06/01/2024	2,300,000	2,391,466
3.95%, 01/15/2025	811,000	856,479
3.40%, 05/15/2025	9,533,000	9,794,662
3.60%, 07/15/2025	7,809,000	8,093,043
4.13%, 02/17/2026	3,541,000	3,765,349
2.95%, 07/15/2026	2,000,000	1,985,214
3.80%, 02/15/2027	2,850,000	2,960,927
4.30%, 02/15/2030	3,227,000	3,445,957
4.50%, 05/15/2035	6,175,000	6,465,694
5.25%, 03/01/2037	10,408,000	11,671,293
4.90%, 08/15/2037	4,694,000	5,070,034
4.85%, 03/01/2039	15,360,000	16,474,725
6.00%, 08/15/2040	2,106,000	2,500,767
5.35%, 09/01/2040	1,543,000	1,740,027
6.38%, 03/01/2041	8,157,000	10,163,708
5.38%, 10/15/2041	181,000	200,832
5.15%, 03/15/2042	40,000	43,679
4.30%, 12/15/2042	444,000	438,600
4.65%, 06/01/2044	2,145,000	2,203,070
4.80%, 06/15/2044	915,000	965,353
4.35%, 06/15/2045	511,000	508,639
5.15%, 11/15/2046	5,722,000	6,320,309
Baidu, Inc.
4.38%, 05/14/2024	1,314,000	1,392,486
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	868,697
3.55%, 03/15/2028	1,500,000	1,562,684
British Telecommunications Plc
9.63%, 12/15/2030	101,000	152,144
CBS Corp.
3.70%, 08/15/2024	848,000	877,438
4.00%, 01/15/2026	1,000,000	1,048,185
3.70%, 06/01/2028	870,000	886,834
4.90%, 08/15/2044	315,000	334,412
Centel Capital Corp.
9.00%, 10/15/2019	464,000	472,127
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	11,061,000	12,001,750
5.38%, 04/01/2038	835,000	893,423
5.38%, 05/01/2047	4,610,000	4,850,737
6.83%, 10/23/2055	1,745,000	2,070,556
Cisco Systems, Inc.
2.95%, 02/28/2026	467,000	481,258
5.90%, 02/15/2039	515,000	703,084
5.50%, 01/15/2040	481,000	634,528
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	222,786
Comcast Corp.
3.60%, 03/01/2024	542,000	571,260
3.95%, 10/15/2025	1,614,000	1,740,291
3.15%, 03/01/2026	1,716,000	1,772,650
3.15%, 02/15/2028	1,500,000	1,539,065

3.55%, 05/01/2028	886,000	932,440
4.25%, 01/15/2033	3,795,000	4,249,238
4.20%, 08/15/2034	555,000	614,886
6.50%, 11/15/2035	2,370,000	3,209,437
3.90%, 03/01/2038	455,000	479,408
4.60%, 10/15/2038	3,293,000	3,767,169
3.97%, 11/01/2047	154,000	161,846
4.70%, 10/15/2048	7,049,000	8,260,489
4.00%, 11/01/2049	638,000	671,502
4.05%, 11/01/2052	1,211,000	1,284,175
4.95%, 10/15/2058	4,495,000	5,478,412
Cox Communications, Inc.
3.25%, 12/15/2022(3)	348,000	355,073
3.85%, 02/01/2025(3)	1,250,000	1,306,025
3.35%, 09/15/2026(3)	369,000	372,845
4.80%, 02/01/2035(3)	7,150,000	7,238,913
8.38%, 03/01/2039(3)	1,500,000	2,051,309
4.60%, 08/15/2047(3)	588,000	595,106
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	595,401
3.66%, 05/15/2025(3)	955,000	991,051
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	209,114
2.23%, 01/17/2020(3)	4,602,000	4,590,013
3.60%, 01/19/2027(3)	508,000	520,579
8.75%, 06/15/2030	49,000	70,523
4.88%, 03/06/2042(3)	240,000	265,405
Discovery Communications LLC
4.38%, 06/15/2021	752,000	778,188
3.95%, 03/20/2028	631,000	650,315
6.35%, 06/01/2040	1,161,000	1,362,186
Fox Corp.
4.71%, 01/25/2029(3)	1,040,000	1,160,222
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	442,700
NBCUniversal Media LLC
5.95%, 04/01/2041	527,000	691,421
4.45%, 01/15/2043	15,000	16,439
Qwest Corp.
6.75%, 12/01/2021	3,866,000	4,151,118
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,442,002
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	304,810
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	177,989
Telecom Italia Capital S.A.
7.20%, 07/18/2036	1,644,000	1,812,510
Telefonica Emisiones S.A.
5.13%, 04/27/2020	500,000	510,197
5.46%, 02/16/2021	233,000	244,014
4.10%, 03/08/2027	5,417,000	5,752,124
4.67%, 03/06/2038	1,175,000	1,220,122
4.90%, 03/06/2048	1,075,000	1,140,355
Tencent Holdings Ltd.
2.88%, 02/11/2020(3)	4,517,000	4,526,592
2.99%, 01/19/2023(3)	1,794,000	1,807,734
3.28%, 04/11/2024(3)	5,242,000	5,349,116
Time Warner Cable LLC
6.55%, 05/01/2037	375,000	432,937

7.30%, 07/01/2038	1,023,000	1,240,585
6.75%, 06/15/2039	539,000	624,747
5.88%, 11/15/2040	475,000	513,364
5.50%, 09/01/2041	6,815,000	7,138,533
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	712,478
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,000,000	1,043,694
1.85%, 07/30/2026	959,000	928,981
3.00%, 07/30/2046	160,000	150,319
Verizon Communications, Inc.
4.13%, 03/16/2027	2,800,000	3,047,975
4.33%, 09/21/2028	4,057,000	4,486,374
3.88%, 02/08/2029	765,000	820,140
4.02%, 12/03/2029(3)	1,057,000	1,144,859
4.50%, 08/10/2033	7,079,000	7,969,489
4.40%, 11/01/2034	4,843,000	5,365,217
4.27%, 01/15/2036	6,190,000	6,698,698
5.25%, 03/16/2037	731,000	873,624
4.81%, 03/15/2039	7,941,000	9,137,193
4.86%, 08/21/2046	10,285,000	11,970,008
4.52%, 09/15/2048	1,065,000	1,189,492
4.67%, 03/15/2055	975,000	1,102,919
Viacom, Inc.
6.88%, 04/30/2036	750,000	949,555
4.38%, 03/15/2043	1,370,000	1,338,763
Vodafone Group Plc
4.13%, 05/30/2025	945,000	1,006,539
6.15%, 02/27/2037	4,600,000	5,583,533
5.00%, 05/30/2038	2,522,000	2,741,021
5.25%, 05/30/2048	938,000	1,037,039
4.88%, 06/19/2049	6,518,000	6,834,718
Walt Disney Co.
8.88%, 04/26/2023(3)	108,000	132,275
9.50%, 07/15/2024(3)	175,000	233,021
3.70%, 10/15/2025(3)	380,000	406,943
7.63%, 11/30/2028(3)	310,000	418,990
6.20%, 12/15/2034(3)	150,000	203,236
6.40%, 12/15/2035(3)	2,231,000	3,057,506
6.65%, 11/15/2037(3)	310,000	445,060
6.90%, 08/15/2039(3)	155,000	228,237
6.15%, 02/15/2041(3)	350,000	486,294

		328,633,896

Consumer, Cyclical—1.48%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,676,749	1,762,767
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	755,659	778,253
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,218,852	1,273,335
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,877,403	2,888,294
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,642,838	1,654,462
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	68,565	70,649
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	902,438	939,980
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	2,626,582	2,753,972

American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	375,960	388,292
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,399,780	3,456,216
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	609,124	628,982
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	213,988	218,225
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,333,040	1,343,304
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,500,775	2,493,746
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,094,300	2,169,352
American Honda Finance Corp.
2.90%, 02/16/2024	300,000	305,344
2.30%, 09/09/2026	185,000	179,587
BMW US Capital LLC
3.01% (3 Month LIBOR USD + 0.41%), 04/12/2021(2)(3)	1,675,000	1,676,184
3.10%, 04/12/2021(3)	2,230,000	2,255,533
2.25%, 09/15/2023(3)	894,000	883,292
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,644,995	2,758,729
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,252,677	1,313,432
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,680,780
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	2,716	2,781
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,031,379	5,336,783
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,162,734	1,217,499
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,808,749	5,023,220
Daimler Finance North America LLC
2.25%, 07/31/2019(3)	3,250,000	3,248,620
2.25%, 03/02/2020(3)	3,575,000	3,570,645
3.10%, 05/04/2020(3)	2,350,000	2,362,399
2.88%, 03/10/2021(3)	700,000	703,332
3.35%, 02/22/2023(3)	1,000,000	1,023,274
3.30%, 05/19/2025(3)	1,490,000	1,523,825
3.45%, 01/06/2027(3)	1,750,000	1,796,463
8.50%, 01/18/2031	155,000	230,684
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,716,137	4,089,609
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	155,285	157,893
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,209,717
Dollar General Corp.
4.13%, 05/01/2028	835,000	888,263
Ford Motor Co.
5.29%, 12/08/2046	280,000	260,613
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	1,000,000	999,438
3.16%, 08/04/2020	1,000,000	1,003,587
3.34%, 03/18/2021	4,321,000	4,339,427
5.88%, 08/02/2021	4,100,000	4,322,049
3.81%, 10/12/2021	6,200,000	6,286,643

3.34%, 03/28/2022	3,000,000	3,010,834
4.25%, 09/20/2022	3,800,000	3,895,949
General Motors Co.
4.00%, 04/01/2025	1,765,000	1,797,043
6.60%, 04/01/2036	685,000	758,298
5.15%, 04/01/2038	500,000	493,670
6.25%, 10/02/2043	1,795,000	1,909,066
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,299,647
2.45%, 11/06/2020	2,000,000	1,993,006
3.44% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,588,361
3.55%, 04/09/2021	2,725,000	2,767,020
4.38%, 09/25/2021	5,000,000	5,161,004
3.45%, 01/14/2022	6,500,000	6,596,070
3.45%, 04/10/2022	6,502,000	6,594,553
3.70%, 05/09/2023	5,249,000	5,325,320
3.95%, 04/13/2024	7,785,000	7,950,043
3.50%, 11/07/2024	1,230,000	1,227,582
4.00%, 01/15/2025	1,140,000	1,157,134
4.35%, 04/09/2025	1,355,000	1,397,797
4.30%, 07/13/2025	580,000	597,833
Home Depot, Inc.
4.20%, 04/01/2043	655,000	727,252
4.40%, 03/15/2045	268,000	309,811
Hyundai Capital America
2.00%, 07/01/2019(3)	301,000	301,000
2.75%, 09/18/2020(3)	4,000,000	4,002,447
3.45%, 03/12/2021(3)	4,170,000	4,215,307
3.10%, 04/05/2022(3)	2,500,000	2,512,295
3.40%, 06/20/2024(3)	1,500,000	1,506,659
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,736,862
Lowe’s Cos, Inc.
3.65%, 04/05/2029	1,701,000	1,776,984
4.65%, 04/15/2042	449,000	478,975
4.55%, 04/05/2049	6,859,000	7,391,316
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,734,697
McDonald’s Corp.
4.70%, 12/09/2035	216,000	246,279
6.30%, 10/15/2037	679,000	885,067
4.45%, 03/01/2047	360,000	394,329
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021(3)	314,000	308,255
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	408,544
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	515,352
3.60%, 09/01/2027	802,000	824,256
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	933,721	955,246
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	622,054	661,048
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	873,975	917,674
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	812,193	827,681
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	7,357,580	7,387,312

United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	449,861	449,978
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,657,273	1,641,031
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,331,412	1,347,286
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,483,992	2,536,934
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	567,341	588,424
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	2,300,000	2,470,356
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,635,000	2,825,761
US Airways 2012-1 Class A Pass Through Trust
5.90%, 10/01/2024	402,732	443,850
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020(3)	3,795,000	3,874,891
4.00%, 11/12/2021(3)	5,045,000	5,205,424
Walgreen Co.
4.40%, 09/15/2042	400,000	378,776
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	6,402,000	6,580,112
Walmart, Inc.
3.30%, 04/22/2024	3,820,000	4,014,028
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,082,528

		224,453,731

Consumer, Non-cyclical—3.72%
Abbott Laboratories
2.90%, 11/30/2021	19,294,000	19,607,830
3.88%, 09/15/2025	748,000	806,188
4.75%, 11/30/2036	5,000,000	5,925,843
AbbVie, Inc.
2.85%, 05/14/2023	4,900,000	4,933,207
3.60%, 05/14/2025	12,060,000	12,474,380
4.88%, 11/14/2048	5,331,000	5,608,316
Aetna, Inc.
2.80%, 06/15/2023	599,000	602,369
6.75%, 12/15/2037	341,000	428,410
4.50%, 05/15/2042	205,000	202,860
4.75%, 03/15/2044	1,800,000	1,833,019
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,132,760
Allergan Finance LLC
3.25%, 10/01/2022	4,000,000	4,065,192
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,263,642
3.85%, 06/15/2024	1,198,000	1,243,590
3.80%, 03/15/2025	3,000,000	3,111,815
4.55%, 03/15/2035	5,425,000	5,473,272
Allergan Sales LLC
5.00%, 12/15/2021(3)	3,500,000	3,658,933
Allergan, Inc.
2.80%, 03/15/2023	971,000	967,998
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,046,564
Amgen, Inc.
2.70%, 05/01/2022	5,600,000	5,651,592
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	11,582,000	12,736,337

4.90%, 02/01/2046	2,818,000	3,132,111
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	3,575,000	4,049,631
4.38%, 04/15/2038	2,240,000	2,371,305
5.45%, 01/23/2039	1,200,000	1,425,564
4.95%, 01/15/2042	2,735,000	3,039,502
4.44%, 10/06/2048	590,000	619,174
4.75%, 04/15/2058	1,345,000	1,420,576
Anthem, Inc.
3.13%, 05/15/2022	484,000	492,678
3.30%, 01/15/2023	271,000	277,922
3.50%, 08/15/2024	694,000	720,377
4.10%, 03/01/2028	920,000	981,559
4.63%, 05/15/2042	400,000	434,981
4.65%, 01/15/2043	391,000	426,060
5.10%, 01/15/2044	1,690,000	1,940,863
4.65%, 08/15/2044	395,000	432,069
4.38%, 12/01/2047	4,500,000	4,788,998
AstraZeneca Plc
6.45%, 09/15/2037	500,000	682,486
BAT Capital Corp.
2.30%, 08/14/2020	5,434,000	5,421,237
3.22%, 08/15/2024	7,145,000	7,202,934
4.39%, 08/15/2037	822,000	781,342
Baxalta, Inc.
3.60%, 06/23/2022	110,000	112,842
5.25%, 06/23/2045	50,000	60,074
Bayer US Finance II LLC
2.98% (3 Month LIBOR USD + 0.63%), 06/25/2021(2)(3)	4,135,000	4,107,235
3.50%, 06/25/2021(3)	1,650,000	1,673,455
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,976,773
3.97%, 11/15/2046	3,700,000	3,881,516
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,067,462
Boston Scientific Corp.
3.75%, 03/01/2026	765,000	813,177
4.00%, 03/01/2029	2,545,000	2,751,374
4.55%, 03/01/2039	725,000	800,200
Bristol-Myers Squibb Co.
3.20%, 06/15/2026(3)	2,246,000	2,330,330
3.40%, 07/26/2029(3)	2,468,000	2,581,222
4.13%, 06/15/2039(3)	4,066,000	4,404,310
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	285,582
Campbell Soup Co.
3.95%, 03/15/2025	1,360,000	1,413,981
Cardinal Health, Inc.
4.63%, 12/15/2020	1,805,000	1,856,554
Cargill, Inc.
3.30%, 03/01/2022(3)	800,000	818,661
3.25%, 03/01/2023(3)	345,000	355,095
Celgene Corp.
3.25%, 02/20/2023	2,000,000	2,049,166
5.70%, 10/15/2040	302,000	371,789
4.63%, 05/15/2044	2,640,000	3,006,585
4.35%, 11/15/2047	7,950,000	8,765,814
Cigna Corp.
3.40%, 09/17/2021(3)	9,818,000	10,006,342
4.13%, 11/15/2025(3)	4,763,000	5,058,389

4.38%, 10/15/2028(3)	30,325,000	32,705,038
4.90%, 12/15/2048(3)	2,887,000	3,139,493
Cigna Holding Co.
3.25%, 04/15/2025	970,000	985,826
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	550,000	576,593
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	41,010
9.75%, 03/01/2021	1,750,000	1,923,187
4.60%, 11/01/2025	685,000	745,262
7.00%, 10/01/2028	3,250,000	4,009,443
5.30%, 11/01/2038	1,530,000	1,661,612
5.40%, 11/01/2048	4,667,000	5,116,442
Constellation Brands, Inc.
4.40%, 11/15/2025	760,000	827,286
4.65%, 11/15/2028	4,780,000	5,336,036
5.25%, 11/15/2048	460,000	532,259
CVS Health Corp.
4.00%, 12/05/2023	6,401,000	6,696,630
4.10%, 03/25/2025	2,061,000	2,172,554
4.30%, 03/25/2028	1,693,000	1,784,303
4.88%, 07/20/2035	2,515,000	2,630,850
4.78%, 03/25/2038	4,305,000	4,486,977
5.30%, 12/05/2043	3,260,000	3,530,429
5.13%, 07/20/2045	4,430,000	4,724,425
5.05%, 03/25/2048	11,072,000	11,775,785
CVS Pass-Through Trust
8.35%, 07/10/2031(3)	896,264	1,126,115
7.51%, 01/10/2032(3)	887,938	1,072,082
5.77%, 01/10/2033(3)	799,506	891,517
5.93%, 01/10/2034(3)	592,181	672,721
4.70%, 01/10/2036(3)	923,934	979,575
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,685,521	2,694,738
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	604,613
DP World Plc
6.85%, 07/02/2037(3)	1,733,000	2,174,915
5.63%, 09/25/2048(3)	1,864,000	2,063,679
Eli Lilly & Co.
4.15%, 03/15/2059	400,000	438,459
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	416,860
6.70%, 06/01/2034(3)	508,000	677,944
5.63%, 03/15/2042(3)	357,000	431,035
4.50%, 02/15/2045(3)	300,000	316,574
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,198,462
3.05%, 11/30/2022	9,105,000	9,238,653
3.00%, 07/15/2023	178,000	180,114
3.50%, 06/15/2024	897,000	923,336
4.50%, 02/25/2026	755,000	816,176
4.80%, 07/15/2046	218,000	231,441
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	568,392
General Mills, Inc.
4.00%, 04/17/2025	925,000	983,289
4.20%, 04/17/2028	585,000	630,094
4.55%, 04/17/2038	3,250,000	3,457,684
4.70%, 04/17/2048	1,248,000	1,344,990

Gilead Sciences, Inc.
4.60%, 09/01/2035	4,558,000	5,127,412
4.00%, 09/01/2036	313,000	329,632
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,156,928
4.70%, 11/10/2047(3)	4,500,000	4,610,655
HCA, Inc.
5.25%, 06/15/2026	2,000,000	2,213,629
5.13%, 06/15/2039	1,315,000	1,365,909
5.25%, 06/15/2049	5,020,000	5,219,344
Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,419,302
JM Smucker Co.
3.00%, 03/15/2022	4,750,000	4,803,331
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,256,137
3.40%, 01/15/2038	1,852,000	1,928,229
Kellogg Co.
3.40%, 11/15/2027	1,200,000	1,221,466
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	4,575,000	4,801,304
3.13%, 12/15/2023	925,000	938,651
4.42%, 05/25/2025	447,000	478,805
3.43%, 06/15/2027	1,802,000	1,818,316
4.99%, 05/25/2038	646,000	707,759
4.42%, 12/15/2046	7,350,000	7,272,481
Kimberly-Clark Corp.
2.40%, 03/01/2022	140,000	140,582
Kraft Heinz Foods Co.
2.80%, 07/02/2020	3,775,000	3,779,802
3.50%, 06/06/2022	2,953,000	3,031,321
4.00%, 06/15/2023	138,000	144,334
3.00%, 06/01/2026	3,625,000	3,526,035
5.00%, 07/15/2035	4,415,000	4,627,598
6.88%, 01/26/2039	749,000	904,358
5.00%, 06/04/2042	505,000	518,303
4.38%, 06/01/2046	5,760,000	5,466,708
Kroger Co.
5.40%, 07/15/2040	95,000	102,709
4.45%, 02/01/2047	1,010,000	985,142
Laboratory Corp. of America Holdings
4.63%, 11/15/2020	6,630,000	6,784,870
3.20%, 02/01/2022	1,127,000	1,145,484
Magellan Health, Inc.
4.90%, 09/22/2024	1,917,000	1,895,913
Mars, Inc.
3.95%, 04/01/2049(3)	5,320,000	5,716,828
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	2,076,731
3.89%, 07/01/2116	2,906,000	3,098,840
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	305,194
3.40%, 08/15/2027	594,000	606,832
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	963,561
Medtronic, Inc.
3.13%, 03/15/2022	333,000	342,160
3.50%, 03/15/2025	12,461,000	13,209,212
4.38%, 03/15/2035	924,000	1,063,179

Merck & Co., Inc.
3.70%, 02/10/2045	70,000	73,953
4.00%, 03/07/2049	4,810,000	5,340,002
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,016,238
Mylan NV
3.15%, 06/15/2021	4,415,000	4,414,691
3.95%, 06/15/2026	532,000	513,378
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	4,857,212
4.55%, 04/15/2028	700,000	686,030
5.20%, 04/15/2048	715,000	659,567
New York & Presbyterian Hospital
4.02%, 08/01/2045	125,000	138,371
Novartis Capital Corp.
3.00%, 11/20/2025	922,000	951,154
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,762,639
PepsiCo, Inc.
4.60%, 07/17/2045	196,000	235,936
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,552,829
3.00%, 12/15/2026	1,125,000	1,160,095
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,304,805
3.38%, 08/15/2029	1,264,000	1,302,226
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,532,538
Procter & Gamble—Esop
9.36%, 01/01/2021	68,418	72,201
Procter & Gamble Co.
2.70%, 02/02/2026	750,000	763,664
2.45%, 11/03/2026	450,000	450,863
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,195,320
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,970,856
3.45%, 06/01/2026	223,000	228,387
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,198,021
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,299,132
5.70%, 08/15/2035	1,100,000	1,207,966
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	13,107,723
2.88%, 09/23/2023	668,000	674,254
3.20%, 09/23/2026	3,626,000	3,661,614
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	13,960,940
Sysco Corp.
3.55%, 03/15/2025	345,000	361,376
3.75%, 10/01/2025	277,000	293,968
3.25%, 07/15/2027	1,350,000	1,376,148
4.45%, 03/15/2048	200,000	218,527
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,122,703
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	232,690
2.95%, 09/19/2026	476,000	479,179
Tyson Foods, Inc.
2.25%, 08/23/2021	3,600,000	3,589,084

4.50%, 06/15/2022	2,485,000	2,624,269
3.95%, 08/15/2024	1,100,000	1,165,807
4.88%, 08/15/2034	400,000	455,790
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	836,335
UnitedHealth Group, Inc.
3.38%, 11/15/2021	685,000	701,017
2.75%, 02/15/2023	520,000	526,718
2.88%, 03/15/2023	310,000	315,844
3.10%, 03/15/2026	550,000	566,227
4.63%, 07/15/2035	427,000	490,834
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,470,788
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,712,443
3.70%, 03/19/2023	407,000	419,840
3.55%, 04/01/2025	6,000,000	6,182,015
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,678,479

		563,715,984

Diversified—0.06%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	396,830
2.75%, 10/03/2026(3)	600,000	588,474
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	502,362
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	807,602
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019(3)	6,175,000	6,210,444
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	459,228

		8,964,940

Energy—3.39%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	4,865,000	5,338,491
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	273,049
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	202,953
Anadarko Petroleum Corp.
4.85%, 03/15/2021	2,621,000	2,712,581
5.55%, 03/15/2026	6,601,000	7,416,314
6.45%, 09/15/2036	2,685,000	3,298,459
0.00%, 10/10/2036	4,000,000	1,887,537
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	5,103,000	5,398,778
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	388,865
Apache Corp.
3.25%, 04/15/2022	40,000	40,647
5.10%, 09/01/2040	600,000	606,718
4.75%, 04/15/2043	416,000	405,298
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,201,735
4.25%, 07/15/2027(3)	1,098,000	1,151,253
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	600,000	660,180
Boardwalk Pipelines LP
4.80%, 05/03/2029	960,000	1,001,450

BP Capital Markets America, Inc.
3.25%, 05/06/2022	262,000	269,810
3.79%, 02/06/2024	9,145,000	9,690,653
3.22%, 04/14/2024	2,262,000	2,341,257
3.02%, 01/16/2027	1,052,000	1,073,968
BP Capital Markets Plc
3.81%, 02/10/2024	1,615,000	1,712,547
3.54%, 11/04/2024	700,000	738,013
3.51%, 03/17/2025	45,000	47,312
3.28%, 09/19/2027	1,101,000	1,137,161
Buckeye Partners LP
4.88%, 02/01/2021	704,000	715,107
3.95%, 12/01/2026	112,000	99,165
5.85%, 11/15/2043	591,000	494,956
5.60%, 10/15/2044	2,000,000	1,646,414
Cameron International Corp.
3.60%, 04/30/2022	5,900,000	6,040,208
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	54,271
6.45%, 06/30/2033	1,153,000	1,404,463
5.85%, 02/01/2035	200,000	232,108
6.50%, 02/15/2037	118,000	147,092
6.75%, 02/01/2039	206,000	264,259
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,512,338
6.75%, 11/15/2039	1,168,000	1,381,270
5.40%, 06/15/2047	2,217,000	2,397,433
Chevron Corp.
2.36%, 12/05/2022	315,000	317,549
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,000,000	2,017,838
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,585,358
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,167,352
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	682,766
Devon Energy Corp.
4.00%, 07/15/2021	2,781,000	2,852,176
Ecopetrol S.A.
5.88%, 09/18/2023	395,000	437,462
4.13%, 01/16/2025	383,000	396,405
5.38%, 06/26/2026	537,000	591,452
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	906,715
4.95%, 05/15/2028	615,000	645,187
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,723,864
7.50%, 04/15/2038	1,000,000	1,404,008
Enbridge, Inc.
3.70%, 07/15/2027	538,000	555,414
4.50%, 06/10/2044	500,000	529,639
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078(2)	950,000	961,362
Encana Corp.
8.13%, 09/15/2030	400,000	531,186
7.20%, 11/01/2031	500,000	637,492
7.38%, 11/01/2031	274,000	351,345
6.50%, 08/15/2034	268,000	331,172
Energy Transfer Operating LP
3.60%, 02/01/2023	229,000	233,966

5.88%, 01/15/2024	12,277,000	13,644,401
4.05%, 03/15/2025	682,000	710,792
4.75%, 01/15/2026	497,000	532,319
7.50%, 07/01/2038	1,500,000	1,905,880
6.05%, 06/01/2041	500,000	559,327
6.50%, 02/01/2042	1,240,000	1,464,529
6.25%, 04/15/2049	4,176,000	4,943,005
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,361,757
5.00%, 10/01/2022	3,300,000	3,507,286
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	2,981,443
5.70%, 10/01/2040(3)	557,000	647,643
ENI USA, Inc.
7.30%, 11/15/2027	400,000	504,986
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	980,000
Enterprise Products Operating LLC
3.90%, 02/15/2024	3,400,000	3,603,019
3.75%, 02/15/2025	515,000	544,538
3.70%, 02/15/2026	304,000	321,666
6.88%, 03/01/2033	1,200,000	1,606,717
6.65%, 10/15/2034	672,000	887,597
5.75%, 03/01/2035	1,075,000	1,207,525
5.95%, 02/01/2041	201,000	246,236
4.85%, 08/15/2042	4,000,000	4,364,235
5.10%, 02/15/2045	4,660,000	5,329,575
4.95%, 10/15/2054	177,000	193,115
EOG Resources, Inc.
4.10%, 02/01/2021	547,000	562,895
2.63%, 03/15/2023	249,000	251,789
EQM Midstream Partners LP
4.75%, 07/15/2023	5,000,000	5,182,203
4.00%, 08/01/2024	2,000,000	1,993,413
EQT Corp.
3.90%, 10/01/2027	805,000	760,947
Equinor ASA
3.15%, 01/23/2022	237,000	242,497
2.45%, 01/17/2023	280,000	281,581
2.65%, 01/15/2024	663,000	671,852
3.25%, 11/10/2024	508,000	530,798
Gazprom OAO Via Gaz Capital S.A.
6.51%, 03/07/2022(3)	1,140,000	1,231,164
4.95%, 07/19/2022(3)	610,000	639,353
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,313,968
4.85%, 11/15/2035	200,000	213,116
7.45%, 09/15/2039	521,000	715,478
7.60%, 08/15/2096(3)	258,000	348,600
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	4,983,768
Hess Corp.
7.88%, 10/01/2029	1,909,000	2,413,854
7.30%, 08/15/2031	668,000	819,589
7.13%, 03/15/2033	2,898,000	3,549,883
Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	2,658,106
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,695,144

Kerr-McGee Corp.
6.95%, 07/01/2024	127,000	148,769
7.88%, 09/15/2031	900,000	1,231,237
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	4,875,000	5,110,440
4.30%, 05/01/2024	3,700,000	3,931,797
7.30%, 08/15/2033	1,650,000	2,173,064
6.95%, 01/15/2038	2,242,000	2,872,292
7.50%, 11/15/2040	483,000	645,669
Kinder Morgan, Inc.
4.30%, 03/01/2028	2,000,000	2,141,382
7.80%, 08/01/2031	4,600,000	6,185,207
5.20%, 03/01/2048	600,000	677,258
Magellan Midstream Partners LP
4.25%, 02/01/2021	502,000	515,785
3.20%, 03/15/2025	386,000	390,023
4.20%, 12/01/2042	417,000	406,896
5.15%, 10/15/2043	441,000	499,722
4.20%, 03/15/2045	5,725,000	5,520,640
4.20%, 10/03/2047	1,050,000	1,060,826
Marathon Oil Corp.
2.80%, 11/01/2022	700,000	702,968
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,569,897
3.63%, 09/15/2024	1,241,000	1,286,585
4.50%, 04/01/2048	3,000,000	3,011,213
MPLX LP
4.88%, 12/01/2024	3,000,000	3,264,134
4.13%, 03/01/2027	622,000	650,839
4.80%, 02/15/2029	1,393,000	1,533,498
4.50%, 04/15/2038	5,293,000	5,339,154
5.20%, 03/01/2047	1,573,000	1,704,508
5.50%, 02/15/2049	950,000	1,074,852
Newfield Exploration Co.
5.75%, 01/30/2022	10,124,000	10,832,564
5.38%, 01/01/2026	11,187,000	12,254,168
Nexen, Inc.
6.40%, 05/15/2037	4,408,000	5,862,040
Noble Energy, Inc.
6.00%, 03/01/2041	2,739,000	3,131,467
5.25%, 11/15/2043	3,975,000	4,278,919
5.05%, 11/15/2044	3,740,000	3,974,218
Occidental Petroleum Corp.
4.63%, 06/15/2045	158,000	168,631
4.20%, 03/15/2048	800,000	807,699
Oleoducto Central S.A.
4.00%, 05/07/2021(3)	225,000	228,602
ONEOK Partners LP
3.38%, 10/01/2022	151,000	153,376
5.00%, 09/15/2023	3,923,000	4,236,206
4.90%, 03/15/2025	1,500,000	1,629,790
6.65%, 10/01/2036	1,050,000	1,285,278
6.20%, 09/15/2043	2,500,000	2,954,940
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,953,721
Pertamina Persero PT
5.25%, 05/23/2021(3)	755,000	790,439
6.50%, 11/07/2048(3)	820,000	1,013,614
Petro-Canada
7.88%, 06/15/2026	543,000	680,589
5.95%, 05/15/2035	350,000	435,406

6.80%, 05/15/2038	423,000	577,899
Petroleos Mexicanos
5.50%, 01/21/2021	5,220,000	5,280,030
6.38%, 02/04/2021	448,000	459,648
4.88%, 01/24/2022	3,500,000	3,487,750
5.38%, 03/13/2022	1,130,000	1,138,532
4.63%, 09/21/2023	1,292,000	1,262,930
4.88%, 01/18/2024	363,000	356,103
6.88%, 08/04/2026	3,480,000	3,516,540
6.50%, 03/13/2027	4,000,000	3,944,800
5.35%, 02/12/2028	847,000	770,855
6.50%, 01/23/2029	970,000	938,475
6.63%, 06/15/2035	1,647,000	1,521,416
6.50%, 06/02/2041	2,870,000	2,545,690
6.38%, 01/23/2045	1,002,000	861,720
6.75%, 09/21/2047	10,531,000	9,377,856
6.35%, 02/12/2048	9,495,000	8,151,458
Phillips 66
4.30%, 04/01/2022	136,000	143,194
3.90%, 03/15/2028	710,000	745,696
5.88%, 05/01/2042	3,000,000	3,709,531
4.88%, 11/15/2044	70,000	78,281
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,650,202
3.61%, 02/15/2025	560,000	576,733
3.55%, 10/01/2026	190,000	193,375
4.90%, 10/01/2046	412,000	438,524
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,050,000	1,064,400
4.65%, 10/15/2025	19,252,000	20,494,080
5.15%, 06/01/2042	1,540,000	1,533,006
4.70%, 06/15/2044	2,500,000	2,406,386
4.90%, 02/15/2045	436,000	433,222
Reliance Holding USA, Inc.
5.40%, 02/14/2022(3)	1,115,000	1,184,432
Rockies Express Pipeline LLC
5.63%, 04/15/2020(3)	215,000	218,494
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	10,628,036
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	11,423,317
Saudi Arabian Oil Co.
2.88%, 04/16/2024(3)	4,803,000	4,831,796
4.38%, 04/16/2049(3)	917,000	928,836
Schlumberger Holdings Corp.
3.00%, 12/21/2020(3)	5,431,000	5,474,460
3.75%, 05/01/2024(3)	780,000	813,678
3.90%, 05/17/2028(3)	852,000	885,345
Schlumberger Investment S.A.
3.30%, 09/14/2021(3)	2,362,000	2,408,184
Shell International Finance BV
4.13%, 05/11/2035	1,244,000	1,381,729
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020(3)	8,000,000	7,999,445
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026(3)	2,000,000	2,048,912
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	623,840
4.80%, 03/15/2047(3)	428,000	447,867

Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	807,420
5.95%, 09/25/2043	207,000	257,155
4.50%, 03/15/2045	3,000,000	3,166,064
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,347,933
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	416,818
5.95%, 12/01/2025	1,033,000	1,175,850
4.95%, 01/15/2043	1,482,000	1,440,100
5.30%, 04/01/2044	200,000	206,649
5.35%, 05/15/2045	633,000	657,638
5.40%, 10/01/2047	1,500,000	1,593,542
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,915,289
3.90%, 05/25/2027	5,457,000	5,571,639
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	712,788
3.50%, 01/15/2028(3)	450,000	457,080
Total Capital International S.A.
2.70%, 01/25/2023	144,000	146,133
3.70%, 01/15/2024	350,000	371,211
3.75%, 04/10/2024	229,000	244,063
3.46%, 02/19/2029	1,400,000	1,490,307
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	792,000	873,809
6.20%, 10/15/2037	573,000	717,831
4.75%, 05/15/2038	1,000,000	1,095,308
Valero Energy Corp.
4.35%, 06/01/2028	1,553,000	1,661,424
7.50%, 04/15/2032	250,000	340,277
6.63%, 06/15/2037	5,000,000	6,319,627
Williams Cos, Inc.
4.30%, 03/04/2024	2,500,000	2,654,224
3.90%, 01/15/2025	700,000	733,744
8.75%, 03/15/2032	8,778,000	12,487,302
6.30%, 04/15/2040	333,000	404,153
5.40%, 03/04/2044	2,750,000	3,033,010
5.75%, 06/24/2044	2,500,000	2,914,825
4.90%, 01/15/2045	7,000,000	7,372,211
4.85%, 03/01/2048	3,890,000	4,155,859
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,385,353

		513,755,071

Financials—12.44%
ABN AMRO Bank NV
2.45%, 06/04/2020(3)	1,594,000	1,594,281
2.65%, 01/19/2021(3)	1,000,000	1,003,432
4.75%, 07/28/2025(3)	6,031,000	6,455,221
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	2,915,000	3,005,181
3.30%, 01/23/2023	701,000	706,971
3.50%, 01/15/2025	1,500,000	1,507,979
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,658,916
3.90%, 04/06/2028(3)	1,000,000	1,061,099
3.60%, 04/09/2029(3)	795,000	828,547
AIB Group Plc
4.75%, 10/12/2023(3)	3,500,000	3,677,956
AIG Global Funding
1.95%, 10/18/2019(3)	6,666,000	6,655,379

AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,314,371
Air Lease Corp.
3.25%, 03/01/2025	710,000	714,014
Aircastle Ltd.
4.40%, 09/25/2023	1,480,000	1,536,465
4.25%, 06/15/2026	9,257,000	9,336,120
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	338,000	355,095
American Express Co.
3.70%, 11/05/2021	14,490,000	14,925,227
2.75%, 05/20/2022	11,129,000	11,261,201
4.20%, 11/06/2025	1,400,000	1,528,146
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,443,131
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,383,212
4.13%, 02/15/2024	879,000	930,845
3.75%, 07/10/2025	444,000	464,597
3.90%, 04/01/2026	1,370,000	1,433,236
3.88%, 01/15/2035	376,000	374,421
4.50%, 07/16/2044	6,129,000	6,471,443
8.18% (3 Month LIBOR USD + 4.20%), 05/15/2058(2)	107,000	136,960
American Tower Corp.
2.25%, 01/15/2022	600,000	597,274
3.50%, 01/31/2023	341,000	351,900
3.38%, 10/15/2026	506,000	514,523
3.80%, 08/15/2029	8,171,000	8,422,114
American Tower Trust #1
3.07%, 03/15/2023(3)	2,900,000	2,946,270
Ameriprise Financial, Inc.
2.88%, 09/15/2026	1,015,000	1,019,339
AmSouth Bancorp
6.75%, 11/01/2025	527,000	624,785
ANZ New Zealand Int’l Ltd.
2.60%, 09/23/2019(3)	3,000,000	3,002,204
2.85%, 08/06/2020(3)	250,000	251,497
3.45%, 01/21/2028(3)	500,000	516,596
Aon Plc
4.00%, 11/27/2023	5,000,000	5,262,800
3.50%, 06/14/2024	815,000	848,523
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,088,616
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,258,115
Athene Global Funding
2.75%, 04/20/2020(3)	1,407,000	1,409,935
4.00%, 01/25/2022(3)	1,104,000	1,141,799
3.00%, 07/01/2022(3)	800,000	809,236
Athene Holding Ltd.
4.13%, 01/12/2028	690,000	695,333
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021(3)	296,000	307,472
4.50%, 03/19/2024(3)	9,000,000	9,519,913
4.40%, 05/19/2026(3)	226,000	238,180
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	608,298
3.20%, 01/15/2028	500,000	516,555
3.90%, 10/15/2046	214,000	224,450

Banco del Estado de Chile
2.67%, 01/08/2021(3)	9,493,000	9,493,095
Banco Santander S.A.
3.50%, 04/11/2022	5,000,000	5,128,344
3.13%, 02/23/2023	2,200,000	2,230,803
3.72% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	995,794
3.85%, 04/12/2023	2,400,000	2,490,499
5.18%, 11/19/2025	1,500,000	1,630,465
Bank of America Corp.
2.63%, 04/19/2021	6,205,000	6,242,839
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021(2)	2,500,000	2,496,900
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(2)	24,477,000	24,960,712
2.50%, 10/21/2022	931,000	932,707
3.30%, 01/11/2023	3,800,000	3,917,274
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023(2)	951,000	965,915
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023(2)	1,640,000	1,660,151
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	10,960,000	11,156,588
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	1,985,000	2,055,816
4.00%, 04/01/2024	2,390,000	2,545,632
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	4,717,000	4,947,785
4.20%, 08/26/2024	1,750,000	1,860,532
4.00%, 01/22/2025	7,336,000	7,711,924
3.46% (3 Month LIBOR USD + 0.97%), 03/15/2025(2)	700,000	726,195
3.95%, 04/21/2025	5,201,000	5,450,584
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,055,000	5,177,036
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,546,995
4.45%, 03/03/2026	7,140,000	7,698,634
4.25%, 10/22/2026	544,000	580,945
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	13,393,000	13,950,939
3.25%, 10/21/2027	5,800,000	5,940,153
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	6,750,000	7,142,665
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	4,726,090
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,129,009
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)	700,000	720,841
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029(2)	3,900,000	4,169,037
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,637,495
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	7,610,000	8,150,142
6.11%, 01/29/2037	3,580,000	4,562,018
7.75%, 05/14/2038	137,000	202,028
Bank of Montreal
2.90%, 03/26/2022	12,696,000	12,895,991
2.35%, 09/11/2022	1,378,000	1,378,008
3.30%, 02/05/2024	1,200,000	1,244,113
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	7,268,126
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,020,375
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(2)	355,000	357,806
3.25%, 09/11/2024	650,000	673,870
3.00%, 02/24/2025	5,360,000	5,509,147
2.80%, 05/04/2026	305,000	307,875
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	983,451
Bank of Nova Scotia
2.70%, 03/07/2022	800,000	810,443
2.45%, 09/19/2022	500,000	504,344
Banque Federative du Credit Mutuel S.A.
3.75%, 07/20/2023(3)	1,650,000	1,728,937
Barclays Plc
3.68%, 01/10/2023	12,364,000	12,522,716
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,383,410
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024(2)	7,909,000	8,166,067

3.65%, 03/16/2025	2,522,000	2,534,711
5.20%, 05/12/2026	500,000	524,285
4.34%, 01/10/2028	2,360,000	2,415,720
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,611,913
BB&T Corp.
3.20%, 09/03/2021	11,800,000	12,007,623
3.05%, 06/20/2022	17,098,000	17,470,015
2.85%, 10/26/2024	1,000,000	1,024,459
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	176,385
4.40%, 05/15/2042	1,524,000	1,711,373
4.30%, 05/15/2043	322,000	358,778
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	8,130,000	8,443,313
BlackRock, Inc.
3.50%, 03/18/2024	405,000	430,174
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021(3)	1,445,000	1,524,583
4.45%, 07/15/2045(3)	170,000	178,521
BNP Paribas S.A.
3.50%, 03/01/2023(3)	430,000	442,163
3.25%, 03/03/2023	1,390,000	1,437,098
3.80%, 01/10/2024(3)	1,600,000	1,660,744
3.38%, 01/09/2025(3)	10,725,000	10,906,220
4.40%, 08/14/2028(3)	725,000	785,101
BNZ International Funding Ltd.
2.10%, 09/14/2021(3)	400,000	396,596
2.65%, 11/03/2022(3)	10,091,000	10,113,983
3.38%, 03/01/2023(3)	6,000,000	6,187,159
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,507,404
2.75%, 09/18/2022(3)	780,000	778,415
Boston Properties LP
3.13%, 09/01/2023	300,000	307,570
3.20%, 01/15/2025	1,139,000	1,162,120
3.65%, 02/01/2026	557,000	579,244
BPCE S.A.
2.50%, 07/15/2019	1,300,000	1,299,896
2.75%, 01/11/2023(3)	1,000,000	1,006,027
5.70%, 10/22/2023(3)	3,645,000	3,984,049
4.63%, 07/11/2024(3)	1,300,000	1,372,527
5.15%, 07/21/2024(3)	4,800,000	5,190,054
3.38%, 12/02/2026	500,000	514,093
3.25%, 01/11/2028(3)	7,815,000	7,956,928
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,132,798
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	784,780
4.85%, 03/29/2029	1,905,000	2,082,541
4.70%, 09/20/2047	769,000	803,007
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	800,000	836,848
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,118,056
Capital One Financial Corp.
3.45%, 04/30/2021	9,525,000	9,695,575
3.90%, 01/29/2024	7,627,000	8,007,788
3.75%, 04/24/2024	824,000	864,107
3.20%, 02/05/2025	726,000	739,884
4.25%, 04/30/2025	5,325,000	5,703,262

4.20%, 10/29/2025	400,000	419,957
3.75%, 07/28/2026	960,000	976,564
Capital One N.A.
2.95%, 07/23/2021	4,120,000	4,162,943
2.25%, 09/13/2021	7,005,000	6,977,945
Carlyle Investment Management LLC
4.79%, 07/15/2019(4)	22,271	22,048
Charles Schwab Corp.
3.23%, 09/01/2022	165,000	169,206
3.20%, 03/02/2027	1,700,000	1,750,219
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	934,000	975,217
3.35%, 05/03/2026	250,000	261,978
Citibank N.A.
3.05%, 05/01/2020	21,800,000	21,917,148
Citigroup, Inc.
2.40%, 02/18/2020	2,000,000	1,999,940
2.35%, 08/02/2021	269,000	268,748
2.75%, 04/25/2022	13,420,000	13,549,027
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	1,111,000	1,129,273
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	15,799,000	15,992,984
4.40%, 06/10/2025	12,181,000	12,999,688
3.70%, 01/12/2026	10,750,000	11,312,289
3.40%, 05/01/2026	1,000,000	1,034,809
3.20%, 10/21/2026	905,000	923,404
4.30%, 11/20/2026	1,570,000	1,666,633
4.45%, 09/29/2027	16,618,000	17,907,798
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	4,100,000	4,335,839
6.63%, 01/15/2028	387,000	479,376
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	3,300,000	3,442,371
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	7,000,000	7,220,290
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039(2)	500,000	518,433
8.13%, 07/15/2039	164,000	262,113
5.88%, 01/30/2042	212,000	279,638
4.75%, 05/18/2046	1,200,000	1,359,673
4.65%, 07/23/2048	1,209,000	1,405,889
Citizens Bank N.A./Providence RI
2.45%, 12/04/2019	8,000,000	7,999,473
3.70%, 03/29/2023	1,370,000	1,428,659
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	187,803
4.30%, 12/03/2025	343,000	362,691
CME Group, Inc.
5.30%, 09/15/2043	115,000	147,055
CNA Financial Corp.
7.25%, 11/15/2023	7,470,000	8,757,365
3.95%, 05/15/2024	303,000	319,599
3.45%, 08/15/2027	820,000	831,883
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,010,414
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,040,104
Commonwealth Bank of Australia
2.00%, 09/06/2021(3)	450,000	447,038
2.50%, 09/18/2022(3)	800,000	804,556
3.45%, 03/16/2023(3)	1,300,000	1,349,311
4.50%, 12/09/2025(3)	778,000	828,325
2.85%, 05/18/2026(3)	1,300,000	1,306,100
Compass Bank
2.75%, 09/29/2019	5,000,000	4,999,522

3.88%, 04/10/2025	7,840,000	8,117,821
Cooperatieve Rabobank UA
3.88%, 02/08/2022	5,323,000	5,534,777
3.88%, 09/26/2023(3)	1,400,000	1,476,199
4.63%, 12/01/2023	6,665,000	7,136,590
4.38%, 08/04/2025	1,265,000	1,349,234
5.80%, 09/30/2110(3)	361,000	488,104
Credit Agricole S.A.
3.75%, 04/24/2023(3)	575,000	596,586
4.38%, 03/17/2025(3)	305,000	319,146
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,053,781
Credit Suisse AG
5.30%, 08/13/2019	169,000	169,537
3.63%, 09/09/2024	560,000	589,227
Credit Suisse Group AG
3.57%, 01/09/2023(3)	3,216,000	3,282,433
4.28%, 01/09/2028(3)	3,973,000	4,191,554
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,499,000	2,575,105
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	541,825
3.80%, 06/09/2023	8,500,000	8,811,652
3.75%, 03/26/2025	1,900,000	1,983,241
4.55%, 04/17/2026	1,500,000	1,630,737
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,182,291
5.25%, 01/15/2023	400,000	435,391
4.00%, 03/01/2027	261,000	273,823
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2168(2)(3)	1,179,000	1,192,264
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	865,838
Danske Bank
2.00%, 09/08/2021(3)	558,000	549,096
2.70%, 03/02/2022(3)	542,000	543,234
Deutsche Bank AG
3.15%, 01/22/2021	5,000,000	4,965,011
4.25%, 10/14/2021	4,165,000	4,219,699
3.30%, 11/16/2022	3,000,000	2,947,900
3.70%, 05/30/2024	850,000	831,770
3.70%, 05/30/2024	2,063,000	2,034,420
Dexia Credit Local S.A.
1.88%, 09/15/2021(3)	1,750,000	1,744,844
3.25%, 09/26/2023(3)	500,000	523,109
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	474,613
3.60%, 07/01/2029	9,672,000	9,789,470
Discover Bank
3.10%, 06/04/2020	8,000,000	8,038,286
3.35%, 02/06/2023	2,000,000	2,046,042
4.20%, 08/08/2023	7,156,000	7,590,892
3.45%, 07/27/2026	1,951,000	1,984,102
4.65%, 09/13/2028	4,000,000	4,374,006
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,017,772
Duke Realty LP
3.63%, 04/15/2023	7,744,000	8,007,695
3.25%, 06/30/2026	203,000	206,246
EPR Properties
4.95%, 04/15/2028	184,000	197,828

ERP Operating LP
2.38%, 07/01/2019	646,000	646,000
3.00%, 04/15/2023	200,000	204,832
2.85%, 11/01/2026	542,000	547,711
3.50%, 03/01/2028	614,000	646,796
Fifth Third Bancorp
2.88%, 07/27/2020	2,000,000	2,008,900
3.65%, 01/25/2024	1,420,000	1,492,063
3.95%, 03/14/2028	1,000,000	1,077,216
First Tennessee Bank N.A.
2.95%, 12/01/2019	5,000,000	5,005,682
FMR LLC
4.95%, 02/01/2033(3)	250,000	297,668
6.45%, 11/15/2039(3)	258,000	348,379
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	997,456
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,160,376
4.42%, 11/15/2035	7,510,000	7,406,059
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	159,539
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	1,000,000	1,000,362
5.38%, 03/15/2020	2,985,000	3,046,353
2.60%, 04/23/2020	5,030,000	5,039,426
2.35%, 11/15/2021	4,192,000	4,184,037
5.75%, 01/24/2022	12,000,000	12,963,074
3.00%, 04/26/2022	1,653,000	1,667,166
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	5,373,000	5,415,692
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023(2)	3,076,000	3,109,015
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	8,773,000	8,854,682
3.50%, 01/23/2025	6,509,000	6,730,461
3.75%, 05/22/2025	1,305,000	1,364,252
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	5,717,829
3.75%, 02/25/2026	9,005,000	9,396,128
3.50%, 11/16/2026	1,700,000	1,741,659
3.85%, 01/26/2027	2,975,000	3,109,687
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	3,488,000	3,602,174
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	17,469,000	18,724,312
6.75%, 10/01/2037	2,170,000	2,839,949
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	6,226,000	6,729,152
5.15%, 05/22/2045	4,000,000	4,571,178
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	206,822
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	871,415
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	731,390
GTP Acquisition Partners I LLC
2.35%, 06/15/2020(3)	271,000	270,098
3.48%, 06/16/2025(3)	1,824,000	1,880,953
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,854,000	6,604,766
Harborwalk Funding Trust
5.08% (3 Month LIBOR USD + 3.19%), 02/15/2069(2)(3)	2,400,000	2,745,840
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	4,118,000	4,207,701
5.13%, 04/15/2022	5,500,000	5,895,926
4.30%, 04/15/2043	1,080,000	1,140,690
HCP, Inc.
4.20%, 03/01/2024	241,000	254,947

3.88%, 08/15/2024	1,981,000	2,075,903
3.40%, 02/01/2025	662,000	676,455
3.25%, 07/15/2026	7,668,000	7,698,073
3.50%, 07/15/2029	4,115,000	4,132,768
HSBC Holdings Plc
5.10%, 04/05/2021	4,650,000	4,858,356
3.12% (3 Month LIBOR USD + 0.60%), 05/18/2021(2)	7,250,000	7,255,728
2.65%, 01/05/2022	2,618,000	2,627,389
4.00%, 03/30/2022	780,000	813,128
3.60%, 05/25/2023	2,301,000	2,392,957
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023(2)	1,784,000	1,805,675
4.25%, 03/14/2024	2,795,000	2,949,326
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	2,857,000	2,987,936
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	16,021,000	16,684,746
4.25%, 08/18/2025	1,009,000	1,061,734
4.30%, 03/08/2026	1,000,000	1,073,679
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,442,386
4.38%, 11/23/2026	559,000	590,727
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	1,533,000	1,609,665
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	5,910,000	6,166,168
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,088,331
9.13%, 05/15/2021	75,000	83,393
Huntington Bancshares, Inc.
3.15%, 03/14/2021	225,000	227,736
2.30%, 01/14/2022	4,220,000	4,216,178
Huntington National Bank
2.88%, 08/20/2020	4,534,000	4,560,245
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,144,294
ING Bank NV
2.50%, 10/01/2019(3)	1,150,000	1,150,217
2.45%, 03/16/2020(3)	2,000,000	2,001,941
5.80%, 09/25/2023(3)	4,800,000	5,307,748
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,071,562
4.10%, 10/02/2023	3,175,000	3,352,606
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	578,000	614,506
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,369,436
5.88%, 08/15/2022	438,000	476,964
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,061,880
3.75%, 01/15/2026	4,249,000	4,429,943
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	802,933
3.25%, 01/30/2024(3)	460,000	473,580
3.05%, 04/29/2026(3)	473,000	478,988
Jefferies Group LLC
5.13%, 01/20/2023	2,600,000	2,783,799
6.45%, 06/08/2027	428,000	484,466
6.25%, 01/15/2036	155,000	166,923
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	859,982
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,999,340
2.30%, 08/15/2021	3,600,000	3,599,033
4.35%, 08/15/2021	10,000,000	10,398,618
3.38%, 05/01/2023	3,800,000	3,905,521

3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,291,005
3.13%, 01/23/2025	4,000,000	4,107,616
3.30%, 04/01/2026	1,870,000	1,938,374
3.20%, 06/15/2026	11,090,000	11,408,666
2.95%, 10/01/2026	5,000,000	5,087,705
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,501,440
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	10,743,519
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	5,670,992
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	9,794,000	10,371,160
JPMorgan Chase Bank N.A.
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021(2)	21,250,000	21,361,051
KeyBank N.A.
3.18%, 05/22/2022	567,000	577,191
KeyCorp
5.10%, 03/24/2021	211,000	220,583
4.15%, 10/29/2025	950,000	1,028,564
Kimco Realty Corp.
2.80%, 10/01/2026	6,177,000	6,028,886
4.45%, 09/01/2047	1,624,000	1,696,914
Liberty Mutual Group, Inc.
4.25%, 06/15/2023(3)	72,000	76,085
4.57%, 02/01/2029(3)	2,301,000	2,527,886
6.50%, 03/15/2035(3)	4,500,000	5,726,753
6.50%, 05/01/2042(3)	2,000,000	2,648,704
10.75% (3 Month LIBOR USD + 7.12%), 06/15/2058(2)(3)	269,000	411,570
Liberty Mutual Insurance Co.
8.50%, 05/15/2025(3)	700,000	882,344
7.70%, 10/15/2097(3)	100,000	144,336
Liberty Property LP
3.25%, 10/01/2026	303,000	302,663
Life Storage LP
4.00%, 06/15/2029	1,831,000	1,882,144
Lincoln National Corp.
4.20%, 03/15/2022	873,000	913,478
3.80%, 03/01/2028	900,000	944,337
7.00%, 06/15/2040	1,715,000	2,362,952
Lloyds Bank Plc
5.80%, 01/13/2020(3)	172,000	175,066
2.40%, 03/17/2020	1,200,000	1,199,314
3.30%, 05/07/2021	11,200,000	11,360,377
Lloyds Banking Group Plc
4.05%, 08/16/2023	3,000,000	3,130,268
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	8,941,253
4.45%, 05/08/2025	855,000	909,777
4.58%, 12/10/2025	550,000	573,564
3.75%, 01/11/2027	2,000,000	2,037,307
4.38%, 03/22/2028	949,000	1,007,787
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	999,468
Macquarie Bank Ltd.
2.40%, 01/21/2020(3)	1,600,000	1,599,729
2.85%, 07/29/2020(3)	400,000	402,356
4.00%, 07/29/2025(3)	500,000	526,743
Macquarie Group Ltd.
6.00%, 01/14/2020(3)	1,975,000	2,011,722
6.25%, 01/14/2021(3)	1,111,000	1,170,656
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,071,341
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,084,245
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	2,565,000	2,603,116
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	4,914,835

Manulife Financial Corp.
4.90%, 09/17/2020	225,000	231,806
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	1,948,550
Markel Corp.
7.13%, 09/30/2019	3,780,000	3,816,866
3.63%, 03/30/2023	400,000	412,785
5.00%, 04/05/2046	1,265,000	1,351,720
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,767,068
4.80%, 07/15/2021	5,000,000	5,197,418
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023(3)	550,000	639,409
8.88%, 06/01/2039(3)	1,760,000	2,884,825
5.38%, 12/01/2041(3)	203,000	245,623
4.90%, 04/01/2077(3)	5,000,000	5,834,499
MassMutual Global Funding II
2.50%, 10/17/2022(3)	386,000	388,878
2.75%, 06/22/2024(3)	700,000	713,098
MBIA Insurance Corp.
13.86% (3 Month LIBOR USD + 11.26%), 01/15/2033(3)	86,000	60,093
MetLife, Inc.
6.40%, 12/15/2036	5,236,000	5,986,790
4.88%, 11/13/2043	3,000,000	3,574,902
Metropolitan Life Global Funding I
3.88%, 04/11/2022(3)	1,480,000	1,542,926
3.00%, 01/10/2023(3)	407,000	415,033
3.00%, 09/19/2027(3)	1,180,000	1,199,206
Mid-America Apartments LP
4.00%, 11/15/2025	1,500,000	1,589,788
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	332,900
3.00%, 02/22/2022	206,000	209,164
3.22%, 03/07/2022	2,034,000	2,076,271
2.67%, 07/25/2022	800,000	804,395
3.46%, 03/02/2023	4,000,000	4,110,869
2.53%, 09/13/2023	481,000	479,794
3.41%, 03/07/2024	2,520,000	2,614,170
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	764,040
3.96%, 09/19/2023(3)	2,730,000	2,854,030
Mizuho Bank Ltd.
2.65%, 09/25/2019(3)	3,000,000	3,001,766
2.40%, 03/26/2020(3)	5,000,000	5,002,962
3.60%, 09/25/2024(3)	1,250,000	1,313,911
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,022,340
2.60%, 09/11/2022	3,500,000	3,496,603
Morgan Stanley
2.38%, 07/23/2019	450,000	449,978
5.63%, 09/23/2019	834,000	839,784
5.50%, 07/24/2020	360,000	371,550
5.75%, 01/25/2021	10,000,000	10,500,992
2.50%, 04/21/2021	2,000,000	2,003,394
5.50%, 07/28/2021	2,692,000	2,858,518
2.63%, 11/17/2021	3,860,000	3,883,381
2.75%, 05/19/2022	8,390,000	8,477,091
3.13%, 01/23/2023	1,735,000	1,773,513
3.75%, 02/25/2023	1,882,000	1,964,569
4.10%, 05/22/2023	3,460,000	3,640,810
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,530,176
3.88%, 04/29/2024	2,050,000	2,172,832

3.70%, 10/23/2024	1,167,000	1,230,727
4.00%, 07/23/2025	5,039,000	5,394,168
5.00%, 11/24/2025	4,959,000	5,486,734
3.88%, 01/27/2026	3,125,000	3,320,668
4.35%, 09/08/2026	930,000	996,866
3.63%, 01/20/2027	9,804,000	10,297,639
3.95%, 04/23/2027	14,190,000	14,835,945
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,121,874
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,605,178
4.30%, 01/27/2045	459,000	502,650
MUFG Bank Ltd.
4.10%, 09/09/2023(3)	239,000	253,525
3.75%, 03/10/2024(3)	3,215,000	3,381,516
National Australia Bank Ltd.
2.50%, 01/12/2021	2,000,000	2,006,647
3.70%, 11/04/2021	4,705,000	4,853,157
3.38%, 01/14/2026	2,768,000	2,881,814
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	719,627
3.50%, 10/15/2027	400,000	408,247
Nationwide Building Society
6.25%, 02/25/2020(3)	1,000,000	1,023,841
4.00%, 09/14/2026(3)	7,250,000	7,248,328
Nationwide Financial Services, Inc.
5.38%, 03/25/2021(3)	2,000,000	2,081,947
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	11,686,273
NatWest Markets Plc
3.63%, 09/29/2022(3)	3,360,000	3,430,382
New York Life Global Funding
3.25%, 08/06/2021(3)	7,451,000	7,616,698
3.00%, 01/10/2028(3)	2,022,000	2,066,877
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	4,650,945
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,000,000	5,140,485
Nordea Bank Abp
2.50%, 09/17/2020(3)	450,000	450,998
4.25%, 09/21/2022(3)	12,865,000	13,398,861
3.75%, 08/30/2023(3)	4,000,000	4,161,864
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	414,328
Office Properties Income Trust
3.75%, 08/15/2019	4,410,000	4,411,347
3.60%, 02/01/2020	2,400,000	2,407,561
4.00%, 07/15/2022	1,255,000	1,268,304
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,551,078
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,022,387
3.88%, 03/20/2027(3)	1,044,000	1,099,205
ORIX Corp.
2.90%, 07/18/2022	604,000	612,980
3.25%, 12/04/2024	1,500,000	1,546,815
3.70%, 07/18/2027	700,000	735,956
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	727,620
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,524,714

PNC Bank N.A.
2.95%, 01/30/2023	6,500,000	6,627,552
4.20%, 11/01/2025	322,000	349,785
PNC Financial Services Group, Inc.
2.85%, 11/09/2022(1)	575,000	584,999
3.90%, 04/29/2024	2,090,000	2,199,565
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	383,657
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,027,005
Private Export Funding Corp.
2.65%, 02/16/2021(3)	6,750,000	6,814,358
2.80%, 05/15/2022	1,200,000	1,233,755
3.55%, 01/15/2024	2,489,000	2,648,927
3.25%, 06/15/2025	1,280,000	1,359,645
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2167(2)	780,000	801,489
Protective Life Corp.
7.38%, 10/15/2019	854,000	865,384
4.30%, 09/30/2028(3)	4,500,000	4,737,728
Protective Life Global Funding
2.70%, 11/25/2020(3)	5,000,000	5,027,671
2.00%, 09/14/2021(3)	1,100,000	1,089,316
Prudential Financial, Inc.
6.63%, 06/21/2040	5,995,000	8,403,280
3.91%, 12/07/2047	1,231,000	1,284,427
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,179,717
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,528,160
3.88%, 04/15/2025	1,055,000	1,121,884
Regions Financial Corp.
3.20%, 02/08/2021	5,000,000	5,053,264
2.75%, 08/14/2022	326,000	328,234
Reliance Standard Life Global Funding II
2.38%, 05/04/2020(3)	6,000,000	5,992,259
3.05%, 01/20/2021(3)	528,000	532,330
3.85%, 09/19/2023(3)	1,775,000	1,841,925
Royal Bank of Canada
3.20%, 04/30/2021	1,600,000	1,627,993
4.65%, 01/27/2026	531,000	579,368
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	577,826
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,490,000	2,657,711
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	7,588,260
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,555,955
Santander Holdings USA, Inc.
3.50%, 06/07/2024	9,213,000	9,353,255
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	309,414
4.75%, 09/15/2025(3)	1,810,000	1,876,693
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	808,092
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,376,786
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,420,721
Senior Housing Properties Trust
6.75%, 04/15/2020	600,000	606,367
4.75%, 02/15/2028	1,300,000	1,261,685
SITE Centers Corp.
4.70%, 06/01/2027	368,000	394,382

Skandinaviska Enskilda Banken AB
2.45%, 05/27/2020(3)	3,000,000	3,003,534
Societe Generale S.A.
3.25%, 01/12/2022(3)	7,000,000	7,098,105
3.88%, 03/28/2024(3)	1,000,000	1,033,935
4.25%, 04/14/2025(3)	800,000	819,934
SouthTrust Bank
7.69%, 05/15/2025	253,000	312,786
Standard Chartered Plc
2.10%, 08/19/2019(3)	2,500,000	2,497,925
2.40%, 09/08/2019(3)	7,650,000	7,648,394
3.05%, 01/15/2021(3)	800,000	805,355
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,332,457
5.20%, 01/26/2024(3)	609,000	652,324
4.87% (3 Month LIBOR USD + 1.97%), 03/15/2033(2)(3)	800,000	834,800
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,766,308
State Street Corp.
3.10%, 05/15/2023	321,000	329,452
3.78% (3 Month LIBOR USD + 0.77%), 12/03/2024(2)	1,000,000	1,053,495
3.55%, 08/18/2025	247,000	260,430
Stifel Financial Corp.
3.50%, 12/01/2020	5,000,000	5,053,882
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,012,500
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/2020	2,725,000	2,725,529
3.95%, 07/19/2023	250,000	264,166
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	565,492
2.44%, 10/19/2021	531,000	531,834
2.85%, 01/11/2022	1,100,000	1,111,796
2.78%, 07/12/2022	1,500,000	1,518,976
2.78%, 10/18/2022	6,718,000	6,781,779
3.10%, 01/17/2023	1,033,000	1,051,055
2.63%, 07/14/2026	644,000	640,943
3.01%, 10/19/2026	297,000	300,512
SunTrust Bank
3.30%, 05/15/2026	1,000,000	1,017,865
SunTrust Banks, Inc.
2.90%, 03/03/2021	324,000	326,764
2.70%, 01/27/2022	4,210,000	4,239,477
4.00%, 05/01/2025	424,000	453,762
Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	2,002,080
2.45%, 03/30/2021	550,000	551,566
3.90%, 11/20/2023	5,642,000	5,975,404
Synchrony Financial
3.00%, 08/15/2019	2,595,000	2,595,387
2.70%, 02/03/2020	1,017,000	1,017,063
3.75%, 08/15/2021	6,000,000	6,112,632
4.50%, 07/23/2025	4,000,000	4,197,016
3.70%, 08/04/2026	1,100,000	1,091,419
3.95%, 12/01/2027	1,500,000	1,497,585
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039(3)	218,000	308,713
4.90%, 09/15/2044(3)	200,000	233,783
4.27%, 05/15/2047(3)	3,360,000	3,633,880
Torchmark Corp.
4.55%, 09/15/2028	4,145,000	4,531,161

Toronto-Dominion Bank
2.65%, 06/12/2024	9,314,000	9,392,951
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,445,473
6.13%, 08/15/2043	5,000,000	5,993,739
UBS AG
2.45%, 12/01/2020(3)	7,151,000	7,157,495
UBS Group Funding Switzerland AG
2.95%, 09/24/2020(3)	1,250,000	1,258,091
3.49%, 05/23/2023(3)	9,790,000	10,033,521
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,434,143
4.13%, 09/24/2025(3)	800,000	853,309
4.13%, 04/15/2026(3)	602,000	642,879
4.25%, 03/23/2028(3)	3,000,000	3,220,709
UDR, Inc.
2.95%, 09/01/2026	276,000	274,285
3.20%, 01/15/2030	1,565,000	1,557,340
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	777,894
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,732,524
3.75%, 05/01/2024	382,000	400,275
3.50%, 02/01/2025	251,000	259,734
4.13%, 01/15/2026	449,000	474,933
3.85%, 04/01/2027	677,000	703,060
Vornado Realty LP
3.50%, 01/15/2025	800,000	816,129
Voya Financial, Inc.
3.13%, 07/15/2024	1,600,000	1,625,791
3.65%, 06/15/2026	200,000	204,855
WEA Finance LLC
3.15%, 04/05/2022(3)	6,874,000	6,985,651
3.50%, 06/15/2029(3)	4,123,000	4,161,499
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020(3)	6,000,000	6,056,324
3.75%, 09/17/2024(3)	5,024,000	5,253,744
Wells Fargo & Co.
2.50%, 03/04/2021	7,909,000	7,924,375
3.50%, 03/08/2022	1,929,000	1,984,125
3.07%, 01/24/2023	2,655,000	2,695,317
3.75%, 01/24/2024	1,690,000	1,776,103
3.30%, 09/09/2024	1,900,000	1,965,031
3.55%, 09/29/2025	700,000	730,351
3.00%, 04/22/2026	7,375,000	7,457,676
4.10%, 06/03/2026	3,749,000	3,971,853
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	3,145,000	3,204,565
4.30%, 07/22/2027	729,000	787,155
5.38%, 11/02/2043	317,000	383,108
4.65%, 11/04/2044	675,000	750,748
4.90%, 11/17/2045	3,642,000	4,225,125
4.75%, 12/07/2046	669,000	761,290
Welltower, Inc.
4.50%, 01/15/2024	461,000	494,836
4.00%, 06/01/2025	400,000	421,215
4.25%, 04/15/2028	500,000	534,435
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,333,399
Westpac Banking Corp.
2.75%, 01/11/2023	1,000,000	1,012,680
2.85%, 05/13/2026	1,200,000	1,210,060

4.32% (5 Year 1100 Run ICE Swap Rate USD + 2.24%), 11/23/2031(2)	1,500,000	1,552,372
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	698,817
Willis North America, Inc.
7.00%, 09/29/2019	537,000	542,288
5.05%, 09/15/2048	7,500,000	8,283,623
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	3,731,246
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,264,483

		1,885,170,034

Industrials—1.32%
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	457,473
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	380,456
Airbus SE
3.15%, 04/10/2027(3)	736,000	760,089
3.95%, 04/10/2047(3)	150,000	162,270
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,022,490
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,332,795
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	980,412
4.50%, 03/01/2023	183,000	191,609
3.25%, 09/08/2024	219,000	216,828
3.88%, 01/12/2028	221,000	219,042
Aviation Capital Group LLC
3.88%, 05/01/2023(3)	780,000	805,306
3.50%, 11/01/2027(3)	700,000	700,086
Avolon Holdings Funding Ltd.
5.25%, 05/15/2024(3)	1,220,000	1,300,398
4.38%, 05/01/2026(3)	790,000	813,068
BAE Systems Holdings, Inc.
3.80%, 10/07/2024(3)	770,000	805,585
BAE Systems Plc
5.80%, 10/11/2041(3)	400,000	496,739
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	215,000	220,177
3.05%, 03/15/2022	440,000	450,508
3.00%, 03/15/2023	206,000	211,138
6.70%, 08/01/2028	62,000	80,922
7.29%, 06/01/2036	134,000	193,603
6.15%, 05/01/2037	320,000	429,833
5.75%, 05/01/2040	373,000	491,211
5.40%, 06/01/2041	542,000	684,866
4.38%, 09/01/2042	462,000	522,816
5.15%, 09/01/2043	389,000	482,894
4.05%, 06/15/2048	1,000,000	1,101,953
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,259,725
2.90%, 02/01/2025	644,000	661,131
7.13%, 10/15/2031	155,000	215,069
6.13%, 09/15/2115	678,000	927,613
Carlisle Cos, Inc.
3.50%, 12/01/2024	3,025,000	3,093,524
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	420,000	423,438
1.93%, 10/01/2021	445,000	441,409

2.85%, 06/01/2022	446,000	454,216
3.45%, 05/15/2023	650,000	679,032
3.75%, 11/24/2023	2,175,000	2,313,172
3.25%, 12/01/2024	1,429,000	1,487,603
2.40%, 08/09/2026	700,000	683,934
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	222,143
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,424,087
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	199,500
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	370,072
5.13%, 05/18/2045(3)	230,000	246,139
CSX Corp.
4.25%, 06/01/2021	205,000	211,776
3.40%, 08/01/2024	300,000	313,827
4.25%, 03/15/2029	770,000	857,202
5.50%, 04/15/2041	402,000	485,505
4.75%, 05/30/2042	175,000	198,927
4.65%, 03/01/2068	2,000,000	2,154,839
Eaton Corp.
7.63%, 04/01/2024	206,000	242,460
4.00%, 11/02/2032	143,000	158,740
5.80%, 03/15/2037	500,000	596,806
Embraer Netherlands Finance BV
5.05%, 06/15/2025	3,475,000	3,748,656
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,375,000
FedEx Corp.
4.10%, 02/01/2045	979,000	933,572
4.95%, 10/17/2048	3,000,000	3,272,441
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	3,053,776
General Electric Co.
6.00%, 08/07/2019	157,000	157,515
2.10%, 12/11/2019	152,000	151,353
5.50%, 01/08/2020	581,000	589,241
2.20%, 01/09/2020	161,000	160,563
5.55%, 05/04/2020	191,000	195,396
4.38%, 09/16/2020	5,743,000	5,866,423
5.30%, 02/11/2021	184,000	190,845
4.65%, 10/17/2021	514,000	535,368
3.15%, 09/07/2022	7,800,000	7,899,710
2.70%, 10/09/2022	2,341,000	2,337,504
5.55%, 01/05/2026	1,384,000	1,545,088
5.88%, 01/14/2038	289,000	327,243
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,913,360
4.85%, 04/27/2035	1,000,000	1,109,961
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019(3)	148,000	150,033
Illinois Tool Works, Inc.
4.88%, 09/15/2041	87,000	105,320
3.90%, 09/01/2042	1,267,000	1,380,435
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/2020	360,000	360,179
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	679,463
3.88%, 03/01/2026	1,380,000	1,443,964

John Deere Capital Corp.
2.45%, 09/11/2020	335,000	335,896
3.15%, 10/15/2021	257,000	262,818
2.70%, 01/06/2023	619,000	630,543
2.80%, 01/27/2023	373,000	379,262
2.65%, 06/24/2024	1,000,000	1,012,261
2.80%, 09/08/2027	700,000	709,562
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,301
4.95%, 07/02/2064(1)	928,000	910,380
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,550,376
Lockheed Martin Corp.
2.50%, 11/23/2020	103,000	103,394
3.10%, 01/15/2023	346,000	355,005
4.07%, 12/15/2042	462,000	511,303
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,809,102
3.45%, 06/01/2027	811,000	806,416
3.50%, 12/15/2027	6,165,000	6,151,759
6.25%, 05/01/2037	107,000	122,875
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,462,415
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	3,826,958
5.50%, 07/31/2047(3)	2,102,000	2,094,118
Norfolk Southern Corp.
3.25%, 12/01/2021	570,000	581,049
2.90%, 02/15/2023	294,000	299,869
5.59%, 05/17/2025	6,000	6,829
7.80%, 05/15/2027	1,705,000	2,255,013
3.95%, 10/01/2042	332,000	342,020
4.80%, 08/15/2043	1,273,000	1,430,586
4.05%, 08/15/2052	1,100,000	1,151,878
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	870,778
3.25%, 01/15/2028	250,000	256,509
3.85%, 04/15/2045	195,000	200,726
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	206,000	294,192
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,681,393
Pactiv LLC
7.95%, 12/15/2025	34,000	37,103
Parker-Hannifin Corp.
3.30%, 11/21/2024	149,000	154,640
4.45%, 11/21/2044	333,000	370,898
4.10%, 03/01/2047	583,000	614,101
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023(3)	220,000	219,827
4.13%, 08/01/2023(3)	2,011,000	2,113,963
3.95%, 03/10/2025(3)	7,000,000	7,342,688
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	80,631
4.38%, 06/15/2045	415,000	469,519
Republic Services, Inc.
3.55%, 06/01/2022	496,000	511,735
2.90%, 07/01/2026	245,000	246,208
Rockwell Collins, Inc.
3.20%, 03/15/2024	409,000	420,923

4.35%, 04/15/2047	259,000	282,689
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	209,463
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,019,607
2.88%, 09/01/2020	345,000	346,703
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022(3)	553,000	562,140
3.13%, 03/16/2024(3)	800,000	829,832
2.35%, 10/15/2026(3)	700,000	683,312
4.40%, 05/27/2045(3)	513,000	579,811
3.30%, 09/15/2046(3)	980,000	928,108
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,809,745
3.65%, 03/15/2027	4,975,000	5,093,538
Timken Co.
3.88%, 09/01/2024	1,000,000	1,032,462
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,101,334
Union Pacific Corp.
4.10%, 09/15/2067	200,000	199,173
United Parcel Service, Inc.
4.25%, 03/15/2049	4,845,000	5,305,826
United Technologies Corp.
3.65%, 08/16/2023	524,000	548,559
3.95%, 08/16/2025	2,455,000	2,646,350
6.13%, 07/15/2038	2,000,000	2,650,183
4.45%, 11/16/2038	455,000	510,072
4.50%, 06/01/2042	1,823,000	2,058,190
4.15%, 05/15/2045	785,000	843,730
3.75%, 11/01/2046	1,130,000	1,148,951
Vinci S.A.
3.75%, 04/10/2029(3)	900,000	966,593
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,011,496
Wabtec Corp.
4.38%, 08/15/2023	322,000	333,429
3.45%, 11/15/2026	5,000,000	4,883,795
Waste Management, Inc.
3.45%, 06/15/2029	940,000	988,606
WestRock MWV LLC
9.75%, 06/15/2020	17,000	18,089
8.20%, 01/15/2030	537,000	723,451
WRKCo, Inc.
3.00%, 09/15/2024	1,200,000	1,210,957
3.75%, 03/15/2025	1,300,000	1,352,025
Xylem, Inc.
3.25%, 11/01/2026	1,192,000	1,199,752

		200,396,658

Technology—1.41%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	486,986
4.50%, 12/05/2036	1,020,000	1,046,332
Apple, Inc.
3.45%, 05/06/2024	795,000	840,310
2.85%, 05/11/2024	1,333,000	1,372,463
2.75%, 01/13/2025	1,000,000	1,021,773
3.20%, 05/13/2025	1,010,000	1,055,164
2.45%, 08/04/2026	1,111,000	1,108,629
3.35%, 02/09/2027	2,020,000	2,121,523

3.20%, 05/11/2027	743,000	774,340
3.00%, 06/20/2027	1,462,000	1,497,603
2.90%, 09/12/2027	1,643,000	1,680,496
4.50%, 02/23/2036	723,000	849,030
3.45%, 02/09/2045	500,000	498,138
3.85%, 08/04/2046	776,000	826,046
3.75%, 09/12/2047	2,300,000	2,406,908
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	3,011,548
3.63%, 01/15/2024	1,988,000	2,008,171
3.13%, 01/15/2025	7,000,000	6,837,446
3.88%, 01/15/2027	1,200,000	1,176,448
Broadcom, Inc.
3.13%, 04/15/2021(3)	5,120,000	5,153,118
3.13%, 10/15/2022(3)	3,945,000	3,966,571
4.75%, 04/15/2029(3)	4,880,000	5,000,410
Dell International LLC / EMC Corp.
5.45%, 06/15/2023(3)	5,000,000	5,389,019
6.02%, 06/15/2026(3)	2,361,000	2,603,679
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	9,881,856
4.75%, 04/15/2027	1,500,000	1,595,239
7.45%, 10/15/2029	250,000	317,625
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,263,579
3.50%, 04/15/2023	1,281,000	1,323,657
3.88%, 06/05/2024	582,000	614,971
3.00%, 08/15/2026	1,300,000	1,314,875
3.75%, 05/21/2029	1,554,000	1,649,917
Fiserv, Inc.
4.75%, 06/15/2021	5,231,000	5,461,455
2.75%, 07/01/2024	3,002,000	3,021,862
3.85%, 06/01/2025	5,000,000	5,289,286
3.20%, 07/01/2026	890,000	907,793
4.40%, 07/01/2049	5,327,000	5,576,712
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,908,430
IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,206,359
3.00%, 02/06/2023	1,700,000	1,738,595
International Business Machines Corp.
2.25%, 02/19/2021	1,670,000	1,670,394
3.30%, 05/15/2026	14,769,000	15,291,576
6.50%, 01/15/2028	120,000	151,867
3.50%, 05/15/2029	18,710,000	19,558,449
Lam Research Corp.
3.75%, 03/15/2026	10,412,000	10,927,515
4.88%, 03/15/2049	2,737,000	3,030,151
Microsoft Corp.
2.40%, 08/08/2026	600,000	602,590
3.30%, 02/06/2027	892,000	945,194
3.50%, 02/12/2035	318,000	338,466
4.20%, 11/03/2035	231,000	264,670
4.10%, 02/06/2037	1,468,000	1,674,177
4.50%, 10/01/2040	125,000	149,780
3.75%, 02/12/2045	7,945,000	8,651,523
4.45%, 11/03/2045	1,385,000	1,659,047
4.00%, 02/12/2055	1,513,000	1,698,467
3.95%, 08/08/2056	713,000	788,504
4.50%, 02/06/2057	1,286,000	1,572,289

NXP BV / NXP Funding LLC
5.35%, 03/01/2026(3)	6,656,000	7,370,921
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029(3)	4,360,000	4,496,961
Oracle Corp.
2.80%, 07/08/2021	766,000	776,097
2.40%, 09/15/2023	757,000	757,733
2.95%, 11/15/2024	1,500,000	1,544,551
2.95%, 05/15/2025	2,000,000	2,056,943
4.30%, 07/08/2034	3,581,000	4,076,464
3.90%, 05/15/2035	2,000,000	2,163,459
3.80%, 11/15/2037	600,000	634,719
6.13%, 07/08/2039	265,000	362,946
4.00%, 11/15/2047	5,550,000	5,957,521
4.38%, 05/15/2055	400,000	449,926
QUALCOMM, Inc.
4.30%, 05/20/2047	6,000,000	6,297,223
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,547,307
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,338,832
Xerox Corp.
2.75%, 09/01/2020	1,268,000	1,261,405

		213,872,029

Utilities—2.96%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,757,135
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,111,063
3.75%, 12/01/2047	2,600,000	2,667,306
4.25%, 09/15/2048	4,790,000	5,249,849
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,033,804
6.13%, 05/15/2038	219,000	291,352
4.10%, 01/15/2042	233,000	240,145
4.15%, 08/15/2044	205,000	220,891
3.75%, 03/01/2045	182,000	186,769
American Electric Power Co., Inc.
4.30%, 12/01/2028	6,085,000	6,664,540
American Water Capital Corp.
3.85%, 03/01/2024	500,000	526,133
3.40%, 03/01/2025	592,000	615,346
6.59%, 10/15/2037	386,000	527,529
4.00%, 12/01/2046	2,350,000	2,395,299
Appalachian Power Co.
6.70%, 08/15/2037	430,000	560,632
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	699,601
5.05%, 09/01/2041	349,000	411,816
3.75%, 05/15/2046	2,290,000	2,296,043
Atmos Energy Corp.
4.15%, 01/15/2043	830,000	896,468
4.13%, 10/15/2044	1,860,000	2,034,360
4.13%, 03/15/2049	1,600,000	1,764,995
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	10,919,702
Avangrid, Inc.
3.15%, 12/01/2024	610,000	621,688
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	515,321

3.50%, 08/15/2046	375,000	371,547
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	625,000	659,157
6.13%, 04/01/2036	366,000	489,341
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	278,244
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,209,001
4.50%, 03/10/2046(3)	2,000,000	2,241,536
4.27%, 03/15/2048(3)	1,100,000	1,192,763
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	771,733
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	158,000	162,461
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	1,971,391
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,352,723
CMS Energy Corp.
3.88%, 03/01/2024	550,000	575,841
3.00%, 05/15/2026	110,000	110,246
2.95%, 02/15/2027	348,000	343,317
3.45%, 08/15/2027	350,000	359,561
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	566,158
4.88%, 01/15/2024(3)	322,000	332,629
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	369,390
3.75%, 08/15/2047	1,000,000	1,035,105
4.00%, 03/01/2048	4,615,000	5,001,595
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	617,859
4.00%, 04/01/2048	472,000	515,386
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	399,576
3.85%, 06/15/2046	2,940,000	3,024,014
4.65%, 12/01/2048	5,900,000	6,875,321
4.30%, 12/01/2056	3,050,000	3,277,818
4.50%, 05/15/2058	538,000	599,200
Consumers Energy Co.
2.85%, 05/15/2022	155,000	157,826
3.25%, 08/15/2046	190,000	181,515
4.35%, 08/31/2064	191,000	211,993
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	174,997
4.15%, 05/15/2045	1,600,000	1,716,738
Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,526,728
2.80%, 11/15/2020	264,000	265,202
4.60%, 12/15/2044	1,300,000	1,452,473
Dominion Energy, Inc.
2.96%, 07/01/2019(1)	6,539,000	6,539,000
2.72%, 08/15/2021(1)	1,186,000	1,187,325
2.75%, 09/15/2022	529,000	533,230
3.07%, 08/15/2024(1)	5,264,000	5,300,551
2.85%, 08/15/2026	304,000	301,369
5.25%, 08/01/2033	1,161,000	1,363,628
5.95%, 06/15/2035	3,306,000	4,060,752
7.00%, 06/15/2038	124,000	167,617
4.90%, 08/01/2041	212,000	238,904

DTE Electric Co.
2.65%, 06/15/2022	194,000	196,274
3.70%, 03/15/2045	463,000	479,825
DTE Energy Co.
2.40%, 12/01/2019	278,000	277,967
Duke Energy Carolinas LLC
6.00%, 12/01/2028	235,000	290,991
6.00%, 01/15/2038	161,000	213,354
4.25%, 12/15/2041	141,000	155,024
Duke Energy Corp.
3.55%, 09/15/2021	306,000	312,740
3.75%, 09/01/2046	5,300,000	5,182,117
3.95%, 08/15/2047	6,740,000	6,801,533
Duke Energy Florida LLC
2.10%, 12/15/2019	941,000	939,430
Duke Energy Indiana LLC
6.35%, 08/15/2038	320,000	440,440
3.75%, 05/15/2046	600,000	606,650
Duke Energy Progress LLC
3.25%, 08/15/2025	158,000	164,082
4.10%, 05/15/2042	217,000	232,394
4.10%, 03/15/2043	181,000	194,167
4.38%, 03/30/2044	132,000	147,219
4.15%, 12/01/2044	129,000	139,472
4.20%, 08/15/2045	325,000	355,531
3.70%, 10/15/2046	506,000	513,430
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027(3)	1,675,000	1,683,652
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	719,464
Electricite de France S.A.
4.75%, 10/13/2035(3)	5,000,000	5,457,655
6.00%, 01/22/2114(3)	1,035,000	1,199,788
Emera US Finance LP
2.70%, 06/15/2021	1,720,000	1,725,425
3.55%, 06/15/2026	3,895,000	3,985,108
Enel Finance International NV
4.63%, 09/14/2025(3)	530,000	568,608
3.63%, 05/25/2027(3)	12,505,000	12,556,545
3.50%, 04/06/2028(3)	5,710,000	5,626,434
4.88%, 06/14/2029(3)	330,000	360,483
6.00%, 10/07/2039(3)	307,000	363,726
4.75%, 05/25/2047(3)	5,575,000	5,794,604
Entergy Arkansas LLC
3.50%, 04/01/2026	307,000	320,209
Entergy Corp.
2.95%, 09/01/2026	310,000	309,951
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	635,128
3.12%, 09/01/2027	370,000	377,979
3.05%, 06/01/2031	440,000	443,433
4.00%, 03/15/2033	2,610,000	2,877,656
Entergy Mississippi LLC
2.85%, 06/01/2028	497,000	498,020
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	12,255,939
Evergy, Inc.
4.85%, 06/01/2021	156,000	161,536
Eversource Energy
2.75%, 03/15/2022	13,829,000	13,990,479

Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,431,754
4.95%, 06/15/2035	1,500,000	1,677,064
5.10%, 06/15/2045	3,635,000	4,181,321
Exelon Generation Co. LLC
5.20%, 10/01/2019	4,525,000	4,552,405
3.40%, 03/15/2022	1,180,000	1,208,748
4.25%, 06/15/2022	313,000	327,627
6.25%, 10/01/2039	2,243,000	2,650,114
5.75%, 10/01/2041	192,000	212,761
FirstEnergy Corp.
4.85%, 07/15/2047	263,000	298,623
FirstEnergy Transmission LLC
5.45%, 07/15/2044(3)	4,430,000	5,258,020
4.55%, 04/01/2049(3)	1,029,000	1,124,022
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	845,313
5.95%, 02/01/2038	103,000	139,027
Fortis, Inc.
2.10%, 10/04/2021	3,217,000	3,188,459
3.06%, 10/04/2026	2,291,000	2,273,196
Georgia Power Co.
4.30%, 03/15/2042	1,904,000	2,015,941
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,017,181
Israel Electric Corp. Ltd.
9.38%, 01/28/2020(3)	4,648,000	4,824,531
ITC Holdings Corp.
2.70%, 11/15/2022	5,240,000	5,264,079
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	794,343
6.15%, 06/01/2037	400,000	491,551
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	437,156	515,434
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	385,909
5.30%, 10/01/2041	1,032,000	1,241,911
4.20%, 03/15/2048	500,000	546,874
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	530,585
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	643,759
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	613,257
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	333,710
4.25%, 07/15/2049	3,839,000	4,364,898
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	10,535,426
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	341,000	349,632
3.05%, 04/25/2027	462,000	473,575
3.40%, 02/07/2028	1,500,000	1,571,549
8.00%, 03/01/2032	791,000	1,150,625
Nevada Power Co.
3.70%, 05/01/2029	1,790,000	1,911,417
5.38%, 09/15/2040	261,000	310,621
5.45%, 05/15/2041	386,000	461,525
New England Power Co.
3.80%, 12/05/2047(3)	6,995,000	7,074,792

New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	821,613
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/2020	15,940,000	16,118,749
2.90%, 04/01/2022	3,652,000	3,714,135
3.55%, 05/01/2027	403,000	420,538
Niagara Mohawk Power Corp.
3.51%, 10/01/2024(3)	258,000	270,067
NiSource, Inc.
3.85%, 02/15/2023	283,000	292,542
6.25%, 12/15/2040	550,000	718,702
5.80%, 02/01/2042	3,455,000	4,221,921
3.95%, 03/30/2048	4,480,000	4,492,612
Northern States Power Co.
6.25%, 06/01/2036	458,000	618,882
4.13%, 05/15/2044	1,480,000	1,609,415
3.60%, 09/15/2047	2,395,000	2,439,780
NRG Energy, Inc.
4.45%, 06/15/2029(3)	1,155,000	1,201,149
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,297,877
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	124,000	153,211
PECO Energy Co.
2.38%, 09/15/2022	578,000	580,824
4.15%, 10/01/2044	353,000	383,775
3.70%, 09/15/2047	2,120,000	2,182,024
3.90%, 03/01/2048	5,235,000	5,557,102
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,387,547
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	299,210
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,945,791
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	166,551
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	186,790
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	193,617
PPL Electric Utilities Corp.
2.50%, 09/01/2022	178,000	178,682
4.13%, 06/15/2044	208,000	227,353
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	400,046
3.15%, 04/01/2022	389,000	396,187
7.75%, 03/01/2031	3,023,000	4,230,697
PSEG Power LLC
5.13%, 04/15/2020	430,000	438,808
3.00%, 06/15/2021	2,310,000	2,333,780
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	345,442
4.10%, 06/15/2048	2,515,000	2,770,998
Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	208,619
6.63%, 11/15/2037	649,000	858,407
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,034,679
5.38%, 11/01/2039	117,000	144,752
3.60%, 12/01/2047	1,605,000	1,644,594

Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,227,837
RGS I&M Funding Corp.
9.82%, 06/07/2022	85,737	95,460
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	244,923
5.35%, 05/15/2040	3,430,000	3,936,208
3.95%, 11/15/2041	310,000	298,654
4.30%, 04/01/2042	2,045,000	2,070,192
4.15%, 05/15/2048	2,341,000	2,436,363
Sempra Energy
4.05%, 12/01/2023	10,325,000	10,867,109
3.40%, 02/01/2028	983,000	980,075
6.00%, 10/15/2039	4,463,000	5,408,782
Southern California Edison Co.
1.85%, 02/01/2022	144,000	141,445
3.50%, 10/01/2023	328,000	337,398
3.65%, 03/01/2028	1,200,000	1,228,051
6.05%, 03/15/2039	253,000	304,662
3.90%, 12/01/2041	392,000	367,675
4.13%, 03/01/2048	3,278,000	3,300,977
4.88%, 03/01/2049	4,655,000	5,229,479
Southern Co.
3.25%, 07/01/2026	218,000	221,312
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	541,905
2.45%, 10/01/2023	230,000	229,290
3.25%, 06/15/2026	225,000	226,782
5.88%, 03/15/2041	1,210,000	1,481,695
4.40%, 06/01/2043	160,000	168,371
3.95%, 10/01/2046	282,000	276,809
Southern Power Co.
5.15%, 09/15/2041	746,000	815,089
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	495,507
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	387,705
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	743,589
Tampa Electric Co.
4.45%, 06/15/2049	2,500,000	2,784,696
Toledo Edison Co.
6.15%, 05/15/2037	680,000	870,474
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	394,262
Union Electric Co.
2.95%, 06/15/2027	715,000	724,535
3.65%, 04/15/2045	1,370,000	1,401,835
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	161,199
3.45%, 02/15/2024	191,000	198,899
3.50%, 03/15/2027	4,955,000	5,218,491
3.80%, 04/01/2028	1,370,000	1,467,935
4.65%, 08/15/2043	3,500,000	4,023,483
4.45%, 02/15/2044	126,000	140,187
4.60%, 12/01/2048	1,705,000	1,961,479
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	7,028,000	7,065,914
4.30%, 07/15/2029(3)	7,829,000	7,941,931

WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	907,845
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,459,969
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	290,804
Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,405,330
3.35%, 12/01/2026	5,105,000	5,259,863
6.50%, 07/01/2036	131,000	171,788

		450,038,320

Total Corporate Bonds (Cost: $4,396,168,701)		4,582,658,104

Government Related—18.65%
African Development Bank
8.80%, 09/01/2019	2,720,000	2,748,778
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	669,652
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,113,735
Atlanta Independent School System
5.56%, 03/01/2026	535,000	633,269
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,473,944
Caisse d’Amortissement de la Dette Sociale
2.00%, 03/22/2021(3)	2,940,000	2,942,014
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	973,253
CDP Financial, Inc.
4.40%, 11/25/2019(3)	310,000	312,409
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,997,389
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,215,554
Clark County School District
5.51%, 06/15/2024	3,000,000	3,303,210
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,033,760
4.00%, 02/26/2024	737,000	771,270
4.50%, 01/28/2026	1,192,000	1,286,764
7.38%, 09/18/2037	2,150,000	2,924,021
5.63%, 02/26/2044	200,000	236,700
5.00%, 06/15/2045	842,000	929,147
Corp. Andina de Fomento
2.13%, 09/27/2021	4,945,000	4,900,149
3.25%, 02/11/2022	1,230,000	1,252,005
4.38%, 06/15/2022	2,735,000	2,877,822
2.75%, 01/06/2023	1,125,000	1,133,089
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	118,754
CPPIB Capital, Inc.
2.75%, 11/02/2027(3)	750,000	777,756
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,119,422
Eaton Community City School District
5.39%, 08/25/2027	275,000	279,535
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,571,625
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,799,568
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	704,589

Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,293,896
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649,000	5,235,746
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	725,436
2.25%, 04/12/2022	6,542,000	6,622,007
2.38%, 01/19/2023	3,040,000	3,098,777
2.50%, 02/05/2024	3,495,000	3,598,485
2.63%, 09/06/2024	5,221,000	5,416,318
1.88%, 09/24/2026	845,000	836,025
6.25%, 05/15/2029(8)	1,285,000	1,735,251
7.13%, 01/15/2030(8)	1,500,000	2,174,535
6.63%, 11/15/2030(8)	2,300,000	3,286,889
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	607,952
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,829,715
Hydro-Quebec
9.40%, 02/01/2021	186,000	206,455
8.40%, 01/15/2022	826,000	952,092
8.05%, 07/07/2024	638,000	811,609
Indonesia Government International Bond
5.88%, 01/15/2024(3)	1,300,000	1,457,100
4.45%, 02/11/2024	1,130,000	1,199,901
4.13%, 01/15/2025(3)	1,325,000	1,391,956
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	675,000	684,571
Israel Government AID Bond
0.00%, 11/01/2019	345,000	342,437
0.00%, 09/15/2023	1,837,000	1,680,280
5.50%, 09/18/2023	4,475,000	5,112,532
0.00%, 11/01/2023	413,000	376,771
0.00%, 08/15/2024	1,500,000	1,342,287
0.00%, 11/01/2024	1,000,000	890,576
0.00%, 11/01/2024	17,739,000	15,802,109
0.00%, 11/15/2024	2,299,000	2,046,160
0.00%, 08/15/2025	2,500,000	2,181,342
0.00%, 11/15/2026	258,000	217,091
5.50%, 09/18/2033	619,000	840,260
Japan Bank for International Cooperation
3.38%, 10/31/2023	1,400,000	1,472,534
Japan Finance Organization for Municipalities
2.00%, 09/08/2020(3)	1,600,000	1,595,795
2.13%, 04/13/2021(3)	800,000	799,094
2.63%, 04/20/2022(3)	6,000,000	6,074,532
3.25%, 04/24/2023(3)	1,000,000	1,038,206
2.13%, 10/25/2023(3)	3,400,000	3,387,606
Korea Gas Corp.
4.25%, 11/02/2020(3)	279,000	285,819
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	3,779,184
Mexico Government International Bond
3.60%, 01/30/2025	868,000	888,398
4.13%, 01/21/2026	1,014,000	1,060,644
3.75%, 01/11/2028	3,517,000	3,582,944
4.75%, 03/08/2044	450,000	469,800
5.55%, 01/21/2045	1,494,000	1,740,510
4.35%, 01/15/2047	42,000	41,633
4.60%, 02/10/2048	2,805,000	2,896,162

5.75%, 10/12/2110	588,000	642,396
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	96,257
3.75%, 07/01/2034	110,000	111,922
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,010,000	5,765,458
6.56%, 12/15/2040	1,425,000	1,926,144
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,834,996
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	332,855
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,510,920
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,530,154
2.40%, 10/26/2022	2,595,000	2,601,433
North Carolina Housing Finance Agency
3.00%, 01/01/2033	2,720,000	2,735,314
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)	8,600,000	8,660,630
Ohio State University
4.05%, 12/01/2056	406,000	456,445
4.80%, 06/01/2111	1,102,000	1,354,369
Ontario Teachers’ Finance Trust
2.75%, 04/16/2021(3)	1,000,000	1,013,390
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,805,229
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	261,727
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,666,111
5.65%, 11/01/2040	435,000	575,205
4.46%, 10/01/2062	2,065,000	2,470,958
Province of Alberta Canada
2.20%, 07/26/2022	1,170,000	1,177,063
3.30%, 03/15/2028	4,955,000	5,296,250
Province of Manitoba Canada
2.60%, 04/16/2024	205,000	210,028
2.13%, 06/22/2026	400,000	396,295
Province of Ontario Canada
3.40%, 10/17/2023	2,085,000	2,201,073
Province of Quebec Canada
2.75%, 04/12/2027	2,160,000	2,242,882
Qatar Government International Bond
5.10%, 04/23/2048(3)	3,140,000	3,740,525
4.82%, 03/14/2049(3)	4,080,000	4,675,843
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	441,381
Residual Funding Corp. Principal Strip
0.00%, 10/15/2019	1,377,000	1,367,807
0.00%, 01/15/2021	5,455,000	5,289,221
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,262,505
0.00%, 10/15/2027	1,295,000	1,070,917
Rhode Island Housing & Mortgage Finance Corp.
4.00%, 10/01/2023	3,460,000	3,580,166
Romanian Government International Bond
6.75%, 02/07/2022	250,000	274,500
5.13%, 06/15/2048(3)	5,000,000	5,583,000

Saudi Government International Bond
2.88%, 03/04/2023(3)	5,560,000	5,622,550
4.00%, 04/17/2025(3)	3,200,000	3,404,000
5.25%, 01/16/2050(3)	5,710,000	6,489,872
State of California
7.50%, 04/01/2034	5,540,000	8,362,076
7.30%, 10/01/2039	275,000	413,366
State of Illinois
5.00%, 10/01/2022	685,000	748,041
5.00%, 11/01/2022	10,340,000	11,314,338
5.10%, 06/01/2033	8,520,000	8,972,242
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	626,991
7.13%, 05/01/2030	1,615,000	2,328,642
5.88%, 04/01/2036	2,967,000	4,086,265
5.50%, 06/15/2038	57,000	77,296
4.63%, 09/15/2060	1,308,000	1,736,947
4.25%, 09/15/2065	1,720,000	2,161,922
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,586,495
0.00%, 03/15/2032	1,514,000	1,067,955
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,596,744
0.00%, 06/15/2035	258,000	155,791
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,978
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,390,203
2.50%, 06/08/2022(3)	5,000,000	5,045,203
3.25%, 06/01/2023(3)	1,200,000	1,248,213
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	3,998,210
U.S. Treasury Inflation Indexed Bonds
1.38%, 01/15/2020(10)	350,980	350,236
0.13%, 01/15/2022(10)	2,508,794	2,492,873
1.75%, 01/15/2028(10)	731,892	820,470
3.63%, 04/15/2028(10)	1,647,930	2,115,346
0.88%, 01/15/2029(10)	25,579,817	26,928,033
2.50%, 01/15/2029(10)	491,577	591,385
U.S. Treasury Note/Bond
3.50%, 05/15/2020	1,300,000	1,316,605
1.50%, 05/31/2020	2,375,000	2,363,867
2.63%, 08/15/2020	3,709,000	3,737,832
8.75%, 08/15/2020	6,304,000	6,778,524
1.38%, 08/31/2020	10,000,000	9,937,109
1.38%, 10/31/2020	1,050,000	1,043,068
2.63%, 11/15/2020	4,596,000	4,642,678
2.00%, 11/30/2020	1,000,000	1,001,953
1.13%, 02/28/2021	8,000,000	7,908,125
1.38%, 04/30/2021	15,000,000	14,886,328
2.25%, 04/30/2021	1,800,000	1,814,766
2.63%, 05/15/2021	5,277,800	5,357,998
3.13%, 05/15/2021	4,592,000	4,703,751
8.13%, 05/15/2021	1,718,000	1,915,637
2.13%, 05/31/2021	876,000	881,715
2.13%, 08/15/2021	2,805,000	2,825,599
8.00%, 11/15/2021	4,414,000	5,045,754
1.50%, 01/31/2022	1,250,000	1,242,676
1.75%, 02/28/2022	30,000,000	30,009,375
1.75%, 03/31/2022	125,350,000	125,389,172
1.88%, 03/31/2022	61,600,000	61,855,062

1.88%, 04/30/2022	2,000,000	2,007,422
1.75%, 06/15/2022	6,249,000	6,255,591
2.13%, 12/31/2022	45,602,000	46,209,433
1.75%, 01/31/2023	12,000,000	12,004,219
2.63%, 02/28/2023	31,103,000	32,073,754
2.50%, 03/31/2023	22,082,000	22,689,255
1.75%, 05/15/2023	17,221,000	17,224,363
2.75%, 05/31/2023	26,626,000	27,633,836
2.63%, 06/30/2023	22,753,000	23,525,358
2.75%, 07/31/2023	22,957,000	23,857,345
1.38%, 08/31/2023	12,000,000	11,820,937
2.75%, 08/31/2023	20,436,000	21,253,440
2.88%, 09/30/2023	19,620,000	20,517,462
1.63%, 10/31/2023	25,000,000	24,865,234
2.88%, 10/31/2023	16,040,000	16,785,609
2.63%, 12/31/2023	14,830,000	15,381,491
2.50%, 01/31/2024	29,914,000	30,882,699
2.75%, 02/15/2024	1,000,000	1,043,750
2.13%, 02/29/2024	10,842,000	11,015,641
2.38%, 02/29/2024	37,449,000	38,486,162
2.13%, 03/31/2024	23,758,000	24,143,139
2.25%, 04/30/2024	12,723,000	13,005,789
2.50%, 05/15/2024	88,213,000	91,197,080
2.00%, 05/31/2024	45,110,000	45,617,488
1.75%, 06/30/2024	3,909,000	3,905,488
2.00%, 06/30/2024	543,000	548,600
2.38%, 08/15/2024	20,000,000	20,574,219
2.25%, 11/15/2024	20,529,000	20,997,318
2.88%, 04/30/2025	840,000	888,530
2.13%, 05/15/2025	37,000,000	37,604,140
2.88%, 05/31/2025	5,392,000	5,706,252
2.00%, 08/15/2025	150,100	151,460
2.25%, 11/15/2025	106,336,000	108,836,557
2.13%, 05/31/2026	8,937,000	9,080,481
2.25%, 11/15/2027	41,050,000	42,000,885
3.13%, 11/15/2028	36,550,000	40,067,938
2.63%, 02/15/2029	30,326,000	31,961,945
2.38%, 05/15/2029	19,695,000	20,341,242
4.75%, 02/15/2037	37,619,000	51,471,903
5.00%, 05/15/2037	8,604,000	12,121,557
3.50%, 02/15/2039	58,719,100	69,685,351
4.38%, 11/15/2039	19,354,000	25,709,823
4.63%, 02/15/2040	3,000,000	4,115,391
4.38%, 05/15/2040	7,600,000	10,112,156
3.88%, 08/15/2040	4,380,000	5,465,761
4.25%, 11/15/2040	4,500,000	5,899,219
4.75%, 02/15/2041	3,500,000	4,893,164
4.38%, 05/15/2041	1,500,000	2,001,270
2.75%, 08/15/2042	293,000	307,135
2.75%, 11/15/2042	1,200,000	1,256,859
3.13%, 02/15/2043	18,100,000	20,165,238
2.88%, 05/15/2043	162,075,000	173,186,001
3.63%, 08/15/2043	20,800,000	25,085,938
3.75%, 11/15/2043	48,150,000	59,222,619
3.63%, 02/15/2044	40,750,000	49,196,074
2.50%, 02/15/2045	64,350,000	64,033,277
2.88%, 08/15/2045	7,800,000	8,327,414
2.25%, 08/15/2046	27,475,000	25,922,018
3.00%, 05/15/2047	13,861,000	15,164,259
2.75%, 08/15/2047	16,887,000	17,598,761

2.75%, 11/15/2047	16,648,000	17,351,638
3.00%, 02/15/2048	24,378,000	26,666,294
3.13%, 05/15/2048	28,116,400	31,506,843
3.38%, 11/15/2048	30,304,000	35,621,405
3.00%, 02/15/2049	30,183,000	33,102,262
2.88%, 05/15/2049	12,181,000	13,046,994
U.S. Treasury Strip Coupon
0.00%, 08/15/2020	34,113,000	33,401,100
0.00%, 02/15/2021	14,550,000	14,122,619
0.00%, 05/15/2021	14,843,000	14,345,134
0.00%, 08/15/2021	9,469,000	9,113,124
0.00%, 11/15/2021	11,144,000	10,679,785
0.00%, 02/15/2022	33,917,000	32,364,370
0.00%, 05/15/2022	18,154,000	17,246,004
0.00%, 08/15/2022	8,510,000	8,050,193
0.00%, 11/15/2022	17,400,000	16,390,051
0.00%, 02/15/2023	61,562,000	57,722,022
0.00%, 05/15/2023	30,855,000	28,786,547
0.00%, 08/15/2023	22,550,000	20,940,501
0.00%, 11/15/2023	9,300,000	8,592,635
0.00%, 02/15/2024	6,124,000	5,630,860
0.00%, 05/15/2024	1,322,000	1,208,911
0.00%, 08/15/2024	1,834,000	1,668,289
0.00%, 11/15/2024	6,105,000	5,524,270
0.00%, 02/15/2025	799,000	718,717
0.00%, 05/15/2025	3,279,000	2,932,777
0.00%, 08/15/2027	4,314,000	3,660,065
0.00%, 11/15/2027	4,607,000	3,886,979
0.00%, 08/15/2030	2,210,000	1,736,615
0.00%, 11/15/2030	14,469,000	11,289,076
0.00%, 02/15/2031(8)	16,390,000	12,696,612
0.00%, 05/15/2031	19,225,000	14,796,526
0.00%, 08/15/2031	16,262,000	12,419,113
0.00%, 11/15/2031	13,399,000	10,170,125
0.00%, 02/15/2032	20,909,000	15,762,446
0.00%, 08/15/2032	10,925,000	8,120,208
0.00%, 02/15/2033	10,000,000	7,324,103
0.00%, 08/15/2033	4,212,000	3,042,244
0.00%, 11/15/2033	13,216,000	9,480,617
0.00%, 02/15/2034	17,759,000	12,638,756
0.00%, 05/15/2034	31,500,000	22,267,435
0.00%, 08/15/2034	6,895,000	4,833,742
0.00%, 11/15/2034	3,492,000	2,432,081
0.00%, 02/15/2035	1,824,000	1,260,970
0.00%, 05/15/2035	1,920,000	1,317,778
0.00%, 08/15/2035	175,000	119,229
0.00%, 05/15/2036	121,000	80,633
0.00%, 08/15/2041	1,225,000	693,711
U.S. Treasury Strip Principal
0.00%, 08/15/2019	400	398
0.00%, 08/15/2019	500,000	498,586
University of Missouri
5.96%, 11/01/2039	3,445,000	4,429,443
University of Virginia
4.18%, 09/01/2117	1,540,000	1,745,682
Uruguay Government International Bond
5.10%, 06/18/2050	1,600,000	1,798,016
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	286,410
Westlake City School District
5.23%, 12/01/2026	430,000	447,832

Total Government Related (Cost: $2,677,742,539)		2,827,126,767

Mortgage-Backed Obligations—36.05%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035(3)(5)	5,204,000	5,194,600
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(4)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,290,225	2,321,260
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	591,830	631,714
Alternative Loan Trust 2004-8CB
2.67% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034(2)	1,222,812	1,226,181
Alternative Loan Trust 2005-1CB
4.70% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035(2)(9)	173,915	24,333
Alternative Loan Trust 2005-20CB
2.35% (1 Month LIBOR USD + 4.75%, 4.75% Floor), 07/25/2035(2)(9)	580,189	61,648
Alternative Loan Trust 2005-22T1
2.67% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035(2)(9)	689,480	85,827
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	247,774	246,625
6.00%, 08/25/2035	8,246	5,901
Alternative Loan Trust 2005-37T1
2.65% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035(2)(9)	2,209,849	276,175
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	11,541	11,567
Alternative Loan Trust 2005-54CB
2.45% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035(2)(9)	946,033	113,864
5.50%, 11/25/2035	3,283	3,288
5.50%, 11/25/2035	239,457	228,160
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	101,667	100,714
Alternative Loan Trust 2005-J1
2.70% (1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035(2)(9)	50,453	636
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	72,252	56,710
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	7,863	7,888
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	51,694	51,061
Alternative Loan Trust 2006-J5
4.13%, 07/25/2021(5)	19,971	19,239
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035(3)(5)	4,926	5,125
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022(3)	13,580,000	13,665,960
Arivo 2018-1 A FRN
5.17%, 09/15/2019(4)	5,924,059	5,924,059
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036(3)	193,139	139,756
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049(3)	9,100,000	9,114,366
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030(3)	809,000	831,356
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046(3)(5)	1,200,000	1,170,172
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022(3)	4,000,000	3,373,294
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045(3)	6,300,000	5,322,262

Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019	990	839
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	4,470	4,478
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	11,491	11,270
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	37,734	37,762
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	17,098	17,364
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	37,303	36,250
Banc of America Alternative Loan Trust 2007-1
5.40%, 04/25/2022(5)	30,530	30,387
Banc of America Commercial Mortgage Trust 2006-5
0.93%, 09/10/2047(3)(5)	164,772	137
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	28,625	25,103
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,317,174	2,500,710
Banc of America Funding 2004-C Trust
4.96%, 12/20/2034(5)	41,875	42,341
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	28,649	27,865
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	27,457	23,565
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	9,414	7,302
Banc of America Funding 2005-C Trust
2.62% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035(2)	2,277,121	2,267,098
Banc of America Funding 2005-E Trust
4.70%, 03/20/2035(5)	23,465	23,712
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	16,742	12,341
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.00%, 10/10/2045(3)(5)	137,919	1
Banc of America Mortgage 2003-C Trust
5.12%, 04/25/2033(5)	12,023	12,346
BANK 2017-BNK4
3.63%, 05/15/2050	6,790,000	7,233,354
BANK 2017-BNK8
3.49%, 11/15/2050	12,745,000	13,476,631
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	6,474,735
BANK 2018-BNK13
4.22%, 08/15/2061(5)	3,497,000	3,901,833
BANK 2019-BNK18
3.58%, 05/15/2062	3,947,000	4,211,777
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	21,997,514
BB-UBS Trust
2.89%, 06/05/2030(3)	568,000	567,404
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036(3)	4,602,000	4,819,043
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034(3)(5)	82,929	83,883
BCAP LLC 2010-RR7 Trust
4.27%, 07/26/2045(3)(5)	324,558	325,610
Bear Stearns ALT-A Trust 2005-7
2.94% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap), 08/25/2035(2)	860,087	863,148

Bear Stearns ARM Trust 2003-2
4.73%, 01/25/2033(3)(5)	112,213	116,335
Bear Stearns ARM Trust 2003-7
4.51%, 10/25/2033(5)	9,800	9,962
Bear Stearns ARM Trust 2004-2
4.52%, 05/25/2034(5)	54,789	55,130
Bear Stearns ARM Trust 2006-1
4.91% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036(2)	188,573	193,059
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	19,305	19,949
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.50%, 12/11/2038(3)(5)	628,603	1,352
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.02%, 01/12/2045(3)(5)	12,174,726	5,453
Bellemeade Re 2018-1 Ltd.
4.00% (1 Month LIBOR USD + 1.60%), 04/25/2028(2)(3)	4,420,000	4,435,963
Bellemeade Re 2018-2 Ltd.
3.35% (1 Month LIBOR USD + 0.95%), 08/25/2028(2)(3)	2,254,024	2,256,244
3.75% (1 Month LIBOR USD + 1.35%), 08/25/2028(2)(3)	1,200,000	1,199,999
4.00% (1 Month LIBOR USD + 1.60%), 08/25/2028(2)(3)	1,350,000	1,348,381
Bellemeade Re 2018-3 Ltd.
3.60% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 10/25/2027(2)(3)	2,220,000	2,219,998
4.25% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2027(2)(3)	3,360,000	3,365,033
Bellemeade Re 2019-2 Ltd.
3.40% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/25/2029(2)(3)	7,970,000	7,979,140
CD 2006-CD3 Mortgage Trust
0.79%, 10/15/2048(3)(5)	2,485,161	20,131
CD 2007-CD4 Commercial Mortgage Trust
0.73%, 12/11/2049(3)(5)	69,903	764
Chase Mortgage Finance Trust Series 2006-A1
4.35%, 09/25/2036(5)	132,490	126,410
Chase Mortgage Finance Trust Series 2007-A1
4.53%, 02/25/2037(5)	12,381	12,681
4.67%, 02/25/2037(5)	45,449	45,773
4.72%, 02/25/2037(5)	78,598	81,620
4.79%, 02/25/2037(5)	43,756	44,841
Chase Mortgage Finance Trust Series 2007-A2
4.50%, 07/25/2037(5)	59,714	61,681
4.80%, 07/25/2037(5)	39,576	40,522
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	12,522	11,749
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	29,881	30,932
5.75%, 04/25/2034	20,359	21,025
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	141,936	145,617
CHL Mortgage Pass-Through Trust 2004-7
4.63%, 06/25/2034(5)	8,319	8,663
CHL Mortgage Pass-Through Trust 2004-HYB1
4.19%, 05/20/2034(5)	12,530	12,688
CHL Mortgage Pass-Through Trust 2004-HYB3
3.94%, 06/20/2034(5)	75,608	78,016
CHL Mortgage Pass-Through Trust 2004-HYB6
4.27%, 11/20/2034(5)	41,336	42,323
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	23,654	21,101
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	12,120	11,253
CHL Mortgage Pass-Through Trust 2005-22
4.01%, 11/25/2035(5)	168,035	151,264

CIM Trust 2017-6
3.02%, 06/25/2057(3)(5)	4,825,873	4,824,890
CIM Trust 2017-8
3.00%, 12/25/2065(3)(5)	9,377,385	9,355,427
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	3,663	3,883
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	58,577	59,826
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	3,953,470	4,178,205
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	3,503,684	3,668,492
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	11,500,466	11,965,195
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,283,767
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	717,000	765,091
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049	10,100,000	10,320,839
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049	2,764,000	2,855,379
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	14,152,479
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049(5)	2,783,000	2,985,284
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	16,839,421
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	21,751,380
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	23,688,878
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018	146	127
7.00%, 06/25/2033(1)	16,808	17,188
4.74%, 09/25/2033(5)	57,289	58,433
Citigroup Mortgage Loan Trust 2009-10
4.35%, 09/25/2033(3)(5)	227,898	232,804
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058(3)(5)	449,441	478,916
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(3)(5)	2,228,529	2,257,804
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033	4,539	4,328
7.00%, 09/25/2033	3,447	3,520
0.00%, 10/25/2033	4,355	3,871
5.25%, 10/25/2033	24,410	25,226
4.51%, 08/25/2034(5)	27,551	27,252
3.40%, 02/25/2035(5)	25,193	21,946
5.50%, 05/25/2035	117,346	123,778
3.85%, 08/25/2035(5)	71,842	58,398
5.50%, 11/25/2035	4,217	4,226
6.00%, 11/25/2035	2,708,409	2,801,361
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.00%, 08/15/2048(5)	660,395	3,705
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,875,562
COMM 2012-CCRE2 Mortgage Trust
1.81%, 08/15/2045(5)	2,730,934	113,327
3.15%, 08/15/2045	9,614,464	9,815,172

COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(3)	516,000	552,151
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,113,981	4,355,900
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050	8,100,000	8,704,938
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,777,000	10,264,496
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,890,942	1,944,737
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,553,729	3,771,827
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035(3)(5)	708,000	725,043
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	1,799,555	1,798,214
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,535,000	2,712,417
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,769,300	18,909,602
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,504,318
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	4,790,686	4,788,001
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,858,233
3.70%, 08/10/2048	770,833	821,109
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,913,547
3.76%, 08/10/2048	2,437,000	2,602,005
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,324,496
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033(3)(5)	8,245,000	8,828,001
Commercial Mortgage Pass Through Certificates
3.76%, 02/10/2049	4,205,375	4,492,064
Commercial Mortgage Trust 2006-GG7
5.83%, 07/10/2038(5)	75,810	76,232
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049(3)(5)	1,972,227	3
Credit Suisse First Boston Mortgage Securities Corp.
5.25%, 08/25/2019	9,388	8,819
6.74%, 02/25/2033(5)	71,874	77,297
4.50%, 06/25/2033(5)	26,326	26,590
5.25%, 07/25/2033	1,837,979	1,880,384
5.25%, 09/25/2033	62,706	65,779
0.00%, 10/25/2033	46,695	40,115
4.54%, 03/25/2034(5)	1,186,513	1,218,451
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,880,914
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	1,882,000	1,966,706
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,876,405
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	2,653,000	2,749,651
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033	74,661	76,766
5.25%, 11/25/2033	39,375	40,810
5.75%, 11/25/2033	255,410	266,661

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034	48,617	52,513
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034	100,383	106,651
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035	8,893	6,393
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035	18,786	15,180
5.50%, 10/25/2035	197,264	2,403
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(3)	3,000,000	2,956,603
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(3)	3,652,646	3,702,151
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057(3)(5)	14,128,714	14,598,024
CSMC Series 2010-17R
4.54%, 06/26/2036(3)(5)	35,711	35,928
CSMCM 2018-RPL4 Trust
3.75%, 05/25/2058(3)	4,193,409	4,299,678
CSMCM 2018-RPL9 Trust
3.91%, 10/25/2058(3)(4)	3,560,983	3,432,706
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	15,419,133
DBUBS 2011-LC2 Mortgage Trust
1.23%, 07/10/2044(3)(5)	2,293,085	35,328
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046(3)(5)	411,752	413,432
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.35%, 02/25/2020(5)	15,611	15,643
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.30%, 06/25/2020(5)	37,470	37,243
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034(1)	223	227
Eagle RE 2018-1 Ltd.
4.10% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028(2)(3)	4,400,000	4,399,996
Eagle RE 2019-1 Ltd.
3.65% (1 Month LIBOR USD + 1.25%), 04/25/2029(2)(3)	1,200,000	1,200,735
4.20% (1 Month LIBOR USD + 1.80%), 04/25/2029(2)(3)	1,050,000	1,050,830
Fannie Mae
2.50%, 07/01/2034(11)	29,245,000	29,434,635
3.00%, 07/01/2034(11)	9,355,000	9,536,307
3.50%, 07/01/2034(11)	9,920,000	10,238,772
3.00%, 07/01/2046(11)	25,785,000	25,993,188
3.50%, 07/01/2049(11)	32,840,000	33,563,506
4.00%, 07/01/2049(11)	20,080,000	20,748,680
4.50%, 07/01/2049(11)	24,160,000	25,243,897
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039(5)	74,151	80,668
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	120,472	135,613
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	124,708	145,796
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	25,745	29,391
Fannie Mae Grantor Trust 2004-T2
4.61%, 07/25/2043(5)	113,843	120,055
7.50%, 11/25/2043	218,812	253,338
Fannie Mae Grantor Trust 2004-T3
10.49%, 01/25/2044(5)	25,398	30,623
6.50%, 02/25/2044	321,527	367,910

7.00%, 02/25/2044	131,749	153,118
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,537,952	6,676,856
Fannie Mae Interest Strip
4.50%, 11/25/2020	211	3
7.50%, 04/25/2023	641	68
9.00%, 03/25/2024	509	569
0.00%, 09/25/2024	50,936	48,698
0.00%, 01/25/2033	9,339	8,556
5.00%, 12/25/2033(5)	12,786	2,145
5.50%, 05/25/2036	48,728	10,858
5.50%, 08/25/2036	33,085	6,375
5.50%, 04/25/2037	15,126	2,493
6.00%, 01/25/2038	32,357	6,465
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042(2)	720,140	722,424
2.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042(2)	1,804,896	1,821,384
Fannie Mae Pool
5.50%, 07/01/2019	11	11
5.50%, 08/01/2019	387	386
5.00%, 09/01/2019	27	27
5.50%, 09/01/2019	1,523	1,522
5.00%, 10/01/2019	34	35
6.00%, 10/01/2019	31	31
4.50%, 11/01/2019	593	605
4.50%, 11/01/2019	700	714
4.48%, 12/01/2019	589,308	588,608
4.50%, 12/01/2019	309	316
4.28%, 01/01/2020	87,731	88,157
5.50%, 01/01/2020	1,037	1,037
4.37%, 02/01/2020	474,887	477,829
4.40%, 02/01/2020	556,228	561,855
5.50%, 03/01/2020	57	57
6.00%, 03/01/2020	539	539
4.38%, 04/01/2020	1,164,904	1,182,135
2.01%, 06/01/2020	9,288,000	9,255,749
5.50%, 06/01/2020	1,022	1,025
5.50%, 06/01/2020	19	19
3.74%, 07/01/2020	524,773	528,736
3.93%, 07/01/2020	1,379,277	1,391,198
4.07%, 07/01/2020	2,929,375	2,971,904
5.50%, 07/01/2020	41	41
6.50%, 08/01/2020	301	301
3.59%, 10/01/2020	925,169	935,046
2.00%, 12/01/2020	1,548,000	1,545,993
3.54%, 12/01/2020	279,814	284,864
3.62%, 12/01/2020	794,933	794,143
3.70%, 12/01/2020	348,258	353,333
3.56%, 01/01/2021	1,000,033	1,018,836
3.87%, 01/01/2021	1,114,679	1,134,851
4.05%, 01/01/2021	482,000	491,723
4.28%, 01/01/2021	448,894	463,622
4.33%, 02/01/2021	467,817	479,534
6.00%, 03/01/2021	6,361	6,465
8.00%, 03/01/2021	23	23
4.25%, 04/01/2021	784,000	806,412
4.25%, 04/01/2021	1,032,000	1,062,802
4.30%, 04/01/2021	281,520	289,628
4.33%, 04/01/2021	678,799	698,533
6.00%, 04/01/2021	2,698	2,723
6.00%, 04/01/2021	2,125	2,152

4.36%, 05/01/2021	1,431,603	1,476,992
3.97%, 06/01/2021	595,722	612,389
4.02%, 06/01/2021	691,000	711,280
4.10%, 06/01/2021	637,558	656,592
4.19%, 06/01/2021	515,162	531,305
4.26%, 06/01/2021	607,756	631,333
4.30%, 06/01/2021	1,182,968	1,228,936
4.34%, 06/01/2021	1,858,000	1,921,506
3.86%, 07/01/2021	894,417	919,659
3.94%, 07/01/2021	1,032,000	1,068,677
3.99%, 07/01/2021	230,306	237,226
4.06%, 07/01/2021	953,298	983,293
4.26%, 07/01/2021	2,157,071	2,231,784
4.31%, 07/01/2021	688,849	716,913
6.00%, 07/01/2021	415	416
4.05%, 08/01/2021	160,125	165,366
4.50%, 08/01/2021	2,838,000	2,954,591
6.00%, 08/01/2021	12,569	12,764
3.85%, 09/01/2021	807,331	832,680
3.92%, 09/01/2021	616,491	636,503
3.95%, 09/01/2021	619,641	643,581
3.40%, 10/01/2021	325,691	333,836
3.43%, 11/01/2021	932,621	958,003
5.00%, 11/01/2021	3,334	3,412
3.03%, 12/01/2021	883,448	900,224
3.31%, 12/01/2021	360,440	370,981
3.83%, 12/01/2021	1,548,000	1,617,952
6.00%, 12/01/2021	5,924	6,016
2.97%, 01/01/2022	709,283	724,990
3.03%, 01/01/2022	789,728	807,961
3.09%, 01/01/2022	1,240,450	1,271,495
3.20%, 01/01/2022	793,497	815,791
3.06%, 02/01/2022	863,000	885,801
3.14%, 02/01/2022	445,132	457,264
2.75%, 03/01/2022	161,571	164,301
3.08%, 03/01/2022	389,406	399,717
3.14%, 03/01/2022	277,440	285,227
3.21%, 03/01/2022	310,000	319,666
3.28% (1 Month LIBOR USD + 0.80%), 03/01/2022(2)	882,627	882,363
2.70%, 04/01/2022	1,464,648	1,489,768
3.08%, 04/01/2022	953,679	976,618
6.50%, 04/01/2022	8,790	8,941
2.86%, 05/01/2022	1,346,627	1,371,459
2.94%, 05/01/2022	986,305	1,006,602
3.02%, 05/01/2022	626,474	640,759
6.50%, 05/01/2022	2,228	2,471
2.60%, 06/01/2022	788,355	797,723
2.76%, 06/01/2022	1,605,000	1,628,433
2.67%, 07/01/2022	624,000	633,480
2.69%, 07/01/2022	946,612	960,962
2.71%, 07/01/2022	966,082	981,381
2.82%, 07/01/2022	1,016,010	1,034,874
2.65%, 08/01/2022	1,032,000	1,047,571
4.03%, 09/01/2022	1,162,946	1,225,982
2.39%, 10/01/2022	607,851	612,257
2.64%, 10/01/2022	637,382	646,883
2.37%, 11/01/2022	449,414	452,509
2.38%, 11/01/2022	817,756	823,663
2.41%, 11/01/2022	147,589	148,792
2.44%, 11/01/2022	775,552	782,591

2.45%, 11/01/2022	1,401,000	1,405,849
2.55%, 11/01/2022	378,636	383,385
2.55%, 11/01/2022	1,185,332	1,200,200
7.50%, 11/01/2022	609	613
2.28%, 12/01/2022	971,404	975,532
2.32%, 12/01/2022	356,962	358,909
2.34%, 12/01/2022	2,240,871	2,254,645
2.38%, 12/01/2022	470,911	474,429
2.39%, 12/01/2022	998,956	1,006,677
2.42%, 12/01/2022	1,109,197	1,118,900
6.50%, 12/01/2022	7,779	8,628
2.33%, 01/01/2023	1,622,537	1,632,389
2.34%, 01/01/2023	1,294,892	1,303,169
2.37%, 01/01/2023	1,035,401	1,041,719
2.45%, 01/01/2023	694,853	701,779
2.83% (1 Month LIBOR USD + 0.35%), 01/01/2023(2)	2,712,796	2,703,961
2.45%, 02/01/2023	1,290,000	1,302,646
6.00%, 02/01/2023	101,163	104,653
2.49%, 03/01/2023	761,313	769,545
2.50%, 04/01/2023	1,445,000	1,462,412
2.64%, 04/01/2023	337,456	342,963
2.71%, 04/01/2023	574,544	585,156
2.52%, 05/01/2023	3,302,000	3,345,178
5.00%, 05/01/2023	7,987	8,176
2.42%, 06/01/2023	850,146	857,802
2.77%, 06/01/2023	1,471,432	1,502,327
2.77%, 06/01/2023	913,924	934,341
2.64%, 07/01/2023	413,000	420,552
3.67%, 07/01/2023	4,850,000	5,132,836
3.74%, 07/01/2023	545,365	577,619
3.59%, 08/01/2023	1,135,000	1,198,878
3.38%, 12/01/2023	2,440,262	2,561,440
3.50%, 12/01/2023	2,218,007	2,341,047
3.45%, 01/01/2024	1,733,256	1,825,700
6.00%, 01/01/2024	88,180	92,005
6.00%, 01/01/2024	30,591	31,895
7.00%, 01/01/2024	275	297
6.50%, 02/01/2024	42,897	45,174
10.00%, 02/01/2024	53	53
3.76%, 03/01/2024	1,265,000	1,351,184
8.00%, 05/01/2024	261	278
6.00%, 07/01/2024	21,617	22,598
6.50%, 07/01/2024	18,200	20,186
8.50%, 07/01/2024	891	970
5.00%, 08/01/2024	31,852	32,785
2.91% (1 Month LIBOR USD + 0.48%), 09/01/2024(2)	3,517,681	3,498,998
7.50%, 10/01/2024	368	392
2.90%, 12/01/2024	2,000,000	2,068,020
2.92%, 12/01/2024	1,000,000	1,034,551
3.08%, 12/01/2024	1,880,153	1,959,643
3.11%, 12/01/2024	2,500,000	2,610,519
2.93%, 01/01/2025	1,891,993	1,957,375
3.64%, 01/01/2025	544,069	581,530
3.07%, 02/01/2025	4,995,000	5,198,070
2.70%, 04/01/2025	4,892,650	5,008,579
2.81%, 04/01/2025	2,900,000	2,985,171
6.50%, 04/01/2025	2,279	2,527
2.68%, 05/01/2025	1,857,124	1,898,967
8.50%, 05/01/2025	60	60
5.50%, 07/01/2025	45,696	48,705

3.10%, 09/01/2025	4,945,017	5,179,668
3.77%, 12/01/2025	3,472,966	3,747,343
3.50%, 01/01/2026	271,769	282,923
7.00%, 04/01/2026	4,629	4,763
6.00%, 07/01/2026	29,216	31,979
3.29%, 08/01/2026	3,000,000	3,180,807
3.29%, 08/01/2026	1,500,000	1,589,595
4.55%, 08/01/2026	909,335	1,011,251
4.76%, 08/01/2026	997,434	1,122,523
4.77%, 08/01/2026	634,543	714,274
6.50%, 08/01/2026	51,247	56,839
3.25%, 09/01/2026	1,480,970	1,565,422
3.68%, 09/01/2026	3,451,000	3,731,785
2.29%, 10/01/2026	10,219,161	10,209,354
3.24%, 10/01/2026	1,836,409	1,942,012
3.12%, 11/01/2026	974,103	1,021,770
3.14%, 12/01/2026	1,834,930	1,925,984
3.24%, 12/01/2026	1,500,000	1,587,222
3.26%, 12/01/2026	958,013	1,013,594
4.66%, 12/01/2026	1,085,782	1,204,616
3.25%, 02/01/2027	5,755,074	6,069,606
3.34%, 02/01/2027	1,500,000	1,594,340
2.91%, 03/01/2027	9,958,527	10,307,508
3.13%, 03/01/2027	6,835,000	7,185,801
3.50%, 03/01/2027	1,738,928	1,798,013
3.66%, 03/01/2027	2,318,888	2,503,863
8.00%, 03/01/2027	6,072	6,635
3.00%, 04/01/2027	531,188	543,481
3.03%, 04/01/2027	1,500,000	1,565,664
2.79%, 05/01/2027	2,000,000	2,054,294
2.81%, 05/01/2027	1,961,796	2,017,269
2.83%, 05/01/2027	8,000,000	8,240,840
3.00%, 05/01/2027	3,118,941	3,191,148
3.00%, 06/01/2027	2,000,000	2,084,599
8.00%, 06/01/2027	5,008	5,485
3.50%, 07/01/2027	2,343,305	2,435,687
6.00%, 07/01/2027	39,089	42,785
4.00%, 08/01/2027	3,948,337	4,107,130
2.50%, 09/01/2027	456,618	460,452
2.84% (11th District Cost of Funds Index + 1.25%), 09/01/2027(2)	3,459	3,480
7.00%, 09/01/2027	674	762
6.00%, 11/01/2027	18,136	19,850
2.50%, 12/01/2027	970,023	978,173
2.91%, 12/01/2027	9,400,000	9,740,630
6.00%, 12/01/2027	54,519	59,675
3.08%, 01/01/2028	8,000,000	8,372,987
3.10%, 01/01/2028	6,750,000	7,073,146
6.00%, 01/01/2028	94,666	103,617
2.50%, 04/01/2028	4,148,029	4,182,907
3.61%, 04/01/2028	3,002,918	3,248,924
5.00%, 05/01/2028	19,281	20,374
2.97%, 06/01/2028	3,114,366	3,222,719
3.57%, 06/01/2028	8,361,000	9,037,623
3.59%, 06/01/2028	8,000,000	8,660,318
8.00%, 06/01/2028	3,116	3,389
3.57%, 07/01/2028	9,898,641	10,655,941
9.50%, 07/01/2028	65	65
2.57%, 08/01/2028	5,400,000	5,429,624
2.64%, 08/01/2028	3,398,841	3,435,667
3.00%, 08/01/2028	1,345,918	1,375,470

3.53%, 08/01/2028	4,700,000	5,063,608
2.58%, 09/01/2028	3,830,000	3,852,524
2.59%, 09/01/2028	7,552,000	7,600,812
3.00%, 09/01/2028	2,028,225	2,073,884
8.00%, 09/01/2028	9,878	11,092
2.55%, 10/01/2028	9,300,000	9,332,827
2.62%, 10/01/2028	9,471,445	9,578,965
6.00%, 10/01/2028	70,356	77,008
8.00%, 11/01/2028	22,634	26,025
2.69%, 12/01/2028	4,567,000	4,629,969
3.00%, 12/01/2028	780,521	797,645
3.81%, 12/01/2028	7,000,000	7,705,204
6.00%, 12/01/2028	2,567	2,813
6.00%, 01/01/2029	3,545	3,946
7.00%, 01/01/2029	5,706	6,194
3.22%, 02/01/2029	9,000,000	9,507,215
3.28%, 02/01/2029	8,200,000	8,648,886
3.21%, 03/01/2029	10,000,000	10,608,967
3.30%, 03/01/2029	4,000,000	4,235,926
3.32%, 03/01/2029	2,895,058	3,067,374
4.05% (11th District Cost of Funds Index + 1.25%), 03/01/2029(2)	2,522	2,547
6.50%, 03/01/2029	14,160	15,753
3.26%, 04/01/2029	13,520,000	14,302,232
3.34%, 04/01/2029	5,024,443	5,332,700
3.20%, 06/01/2029	3,500,000	3,691,867
2.99%, 07/01/2029	9,527,000	9,899,613
3.02%, 07/01/2029	8,200,000	8,542,203
2.99%, 08/01/2029	7,240,000	7,523,211
4.50%, 08/01/2029	158,006	165,522
3.09%, 09/01/2029	7,484,000	7,845,777
4.50%, 09/01/2029	182,044	190,697
6.00%, 09/01/2029	48,136	52,688
2.90%, 10/01/2029	3,482,627	3,591,844
3.63%, 10/01/2029	1,397,325	1,510,904
6.50%, 11/01/2029	481,000	543,883
3.50%, 12/01/2029	3,672,024	3,820,559
3.23%, 01/01/2030	4,539,332	4,788,174
3.23%, 01/01/2030	7,590,000	8,015,402
4.50%, 01/01/2030	283,149	301,410
3.55%, 02/01/2030	1,500,000	1,612,812
2.50%, 04/01/2030	2,200,241	2,217,334
3.03%, 04/01/2030	3,500,000	3,610,895
3.08%, 04/01/2030	1,959,976	2,030,998
2.50%, 05/01/2030	2,694,034	2,714,267
2.92%, 05/01/2030	4,000,000	4,088,319
2.94%, 05/01/2030	2,500,000	2,558,426
3.00%, 05/01/2030	2,069,784	2,114,038
3.50%, 05/01/2030	684,519	709,342
2.96%, 06/01/2030	1,911,143	1,970,755
3.13%, 06/01/2030	1,000,000	1,042,085
3.20%, 06/01/2030	1,000,000	1,046,946
3.30%, 07/01/2030	1,005,000	1,062,738
3.34%, 07/01/2030	1,500,000	1,590,060
3.56%, 07/01/2030	8,484,000	9,182,925
3.68%, 07/01/2030	3,355,000	3,663,585
3.82%, 07/01/2030	8,317,000	9,183,630
3.85%, 07/01/2030	13,900,000	15,373,846
3.39%, 09/01/2030	1,872,832	1,986,757
3.26%, 10/01/2030	4,913,371	5,166,353
3.50%, 12/01/2030	2,120,365	2,196,996

3.00%, 02/01/2031	4,632,171	4,733,802
5.00%, 04/01/2031	119,419	126,778
2.00%, 08/01/2031	2,855,067	2,826,102
6.50%, 08/01/2031	10,197	11,771
2.50%, 11/01/2031	3,594,412	3,621,426
4.00%, 11/01/2031	4,848,669	5,064,002
6.50%, 02/01/2032	57,047	64,327
3.00%, 04/01/2032	131,494	134,384
3.32%, 04/01/2032	6,097,209	6,454,686
3.00%, 05/01/2032	852,256	870,997
3.00%, 06/01/2032	857,662	876,555
7.00%, 06/01/2032	5,012	5,296
3.00%, 07/01/2032	302,308	308,960
3.50%, 07/01/2032	137,862	142,943
3.22%, 09/01/2032	6,000,000	6,232,510
3.50%, 11/01/2032	945,307	984,141
5.50%, 11/01/2032	54,070	59,728
3.50%, 12/01/2032	14,253,498	14,859,179
3.50%, 12/01/2032	317,855	327,391
5.00%, 12/01/2032	622	633
6.00%, 12/01/2032	148,083	167,880
6.00%, 12/01/2032	23,979	26,685
3.19%, 01/01/2033	4,747,022	5,014,957
3.50%, 02/01/2033	727,774	752,144
3.50%, 02/01/2033	577,707	595,073
5.50%, 02/01/2033	1,887	2,072
7.00%, 02/01/2033	1,443	1,512
3.00%, 03/01/2033	9,310,673	9,495,625
3.50%, 03/01/2033	3,255,133	3,383,227
5.50%, 03/01/2033	77,851	85,965
6.00%, 03/01/2033	1,178	1,289
6.00%, 03/01/2033	4,216	4,686
6.00%, 03/01/2033	7,298	8,069
6.00%, 03/01/2033	4,930	5,589
6.00%, 03/01/2033	3,923	4,336
3.00%, 04/01/2033	7,393,540	7,540,233
5.50%, 04/01/2033	52,787	58,203
6.00%, 05/01/2033	20,354	23,129
3.50%, 06/01/2033	228,989	235,897
4.00%, 06/01/2033	1,551,837	1,617,623
5.00%, 06/01/2033	15,665	16,988
7.00%, 06/01/2033	89,086	104,922
3.72%, 07/01/2033	11,178,000	12,120,778
5.00%, 07/01/2033	15,410	16,729
5.00%, 07/01/2033	18,136	19,690
5.50%, 07/01/2033	13,783	15,300
4.38% (1 Year LIBOR USD + 1.60%), 08/01/2033(2)	28,477	29,694
6.00%, 08/01/2033	5,963	6,572
4.25% (6 Month LIBOR USD + 1.41%), 09/01/2033(2)	46,225	47,534
4.69% (1 Year LIBOR USD + 1.81%), 09/01/2033(2)	11,110	11,708
5.50%, 09/01/2033	201,334	218,196
6.00%, 09/01/2033	14,216	15,574
6.00%, 09/01/2033	10,257	11,550
3.50%, 10/01/2033	10,550,473	10,939,265
4.50%, 10/01/2033	4,684,739	5,002,638
4.39% (1 Year LIBOR USD + 1.51%), 11/01/2033(2)	35,240	36,861
4.50%, 11/01/2033	16,524	17,641
5.00%, 11/01/2033	3,414,081	3,708,672
5.00%, 11/01/2033	43,499	47,229
5.00%, 11/01/2033	5,046	5,487

5.50%, 11/01/2033	3,614	3,941
4.00%, 12/01/2033	51,369	53,294
5.50%, 12/01/2033	81,399	90,896
4.00%, 01/01/2034	2,330,301	2,446,227
4.61% (1 Year LIBOR USD + 1.67%), 01/01/2034(2)	11,733	12,275
5.50%, 01/01/2034	7,491	8,359
5.50%, 03/01/2034	7,933	8,637
5.00%, 04/01/2034	102,343	112,090
5.00%, 05/01/2034	33,782	36,927
4.80% (1 Year CMT Index + 2.30%), 06/01/2034(2)	34,172	36,195
4.48% (1 Year CMT Index + 2.05%), 07/01/2034(2)	2,736	2,786
4.07% (6 Month LIBOR USD + 1.20%), 08/01/2034(2)	32,938	33,664
4.37% (1 Year LIBOR USD + 1.62%), 08/01/2034(2)	14,942	15,561
4.50% (1 Year LIBOR USD + 1.75%), 08/01/2034(2)	8,230	8,622
4.34% (1 Year LIBOR USD + 1.59%), 09/01/2034(2)	1,512	1,580
4.50%, 09/01/2034	29,817	31,555
5.50%, 09/01/2034	18,191	20,206
4.24% (1 Year LIBOR USD + 1.48%), 10/01/2034(2)	13,179	13,629
4.65% (1 Year CMT Index + 2.38%), 10/01/2034(2)	34,921	37,007
5.50%, 10/01/2034	31,609	33,281
3.57%, 11/01/2034	1,338,555	1,438,957
3.61%, 11/01/2034	1,384,409	1,504,917
4.47% (1 Year CMT Index + 2.00%), 11/01/2034(2)	6,043	6,365
4.61% (1 Year LIBOR USD + 1.73%), 11/01/2034(2)	7,517	7,920
6.00%, 11/01/2034	4,926	5,585
5.00%, 12/01/2034	27,839	30,345
4.20% (6 Month LIBOR USD + 1.51%), 01/01/2035(2)	194,404	200,939
4.63% (1 Year LIBOR USD + 1.50%), 01/01/2035(2)	10,164	10,590
5.00%, 01/01/2035	20,740	22,099
7.50%, 01/01/2035	39,759	47,125
4.42% (6 Month LIBOR USD + 1.54%), 02/01/2035(2)	7,908	8,165
5.00%, 02/01/2035	583,401	633,249
5.00%, 02/01/2035	3,026,608	3,296,401
5.50%, 02/01/2035	62,115	68,999
4.46% (1 Year LIBOR USD + 1.53%), 03/01/2035(2)	41,780	43,533
7.50%, 03/01/2035	45,722	53,999
3.45%, 04/01/2035	1,868,393	2,013,764
4.71% (1 Year CMT Index + 2.22%), 04/01/2035(2)	37,781	39,869
6.00%, 04/01/2035	92,197	104,507
4.24% (1 Year LIBOR USD + 1.36%), 05/01/2035(2)	18,260	18,861
4.52% (1 Year LIBOR USD + 1.60%), 05/01/2035(2)	5,953	6,230
3.12%, 06/01/2035	3,400,000	3,510,328
5.00%, 06/01/2035	528,395	577,492
4.35% (1 Year CMT Index + 1.88%), 07/01/2035(2)	11,499	11,904
5.00%, 07/01/2035	2,856,978	3,121,912
5.00%, 07/01/2035	15,834	17,291
5.00%, 07/01/2035	2,520,787	2,737,488
4.14% (1 Year LIBOR USD + 1.39%), 08/01/2035(2)	1,992	2,045
4.36% (1 Year LIBOR USD + 1.55%), 09/01/2035(2)	21,116	22,158
5.00%, 09/01/2035	57,565	63,129
4.85% (1 Year CMT Index + 2.47%), 10/01/2035(2)	48,758	51,533
5.00%, 10/01/2035	261,637	286,003
5.00%, 11/01/2035	592,072	647,004
5.50%, 12/01/2035	25,010	26,828
4.42% (12 Month U.S. Treasury Average + 1.99%), 01/01/2036(2)	102,065	105,867
4.81% (1 Year CMT Index + 2.23%), 01/01/2036(2)	31,049	32,739
5.00%, 01/01/2036	49,163	53,754
6.50%, 01/01/2036	282,946	324,245
5.00%, 02/01/2036	39,146	42,796
5.20% (6 Month LIBOR USD + 2.50%), 02/01/2036(2)	8,334	8,772

6.00%, 02/01/2036	4,634	5,040
7.00%, 02/01/2036	47,458	55,427
3.19%, 03/01/2036	2,629,333	2,761,308
5.25% (6 Month LIBOR USD + 2.50%), 03/01/2036(2)	301,557	322,303
7.00%, 03/01/2036	2,101	2,374
5.50%, 04/01/2036	69,681	77,393
6.50%, 04/01/2036	993	1,000
4.70% (1 Year LIBOR USD + 1.83%), 05/01/2036(2)	18,996	20,089
5.50%, 05/01/2036	94,506	104,689
5.50%, 05/01/2036	58,975	65,514
4.42% (1 Year LIBOR USD + 1.55%), 06/01/2036(2)	7,703	8,052
4.61% (1 Year LIBOR USD + 1.84%), 06/01/2036(2)	146,581	155,019
4.76% (1 Year LIBOR USD + 1.95%), 06/01/2036(2)	29,161	30,877
4.52% (1 Year LIBOR USD + 1.77%), 07/01/2036(2)	43,262	45,402
6.50%, 07/01/2036	4,986	5,675
4.34% (1 Year CMT Index + 2.12%), 08/01/2036(2)	21,909	22,987
4.61% (1 Year LIBOR USD + 1.86%), 08/01/2036(2)	59,511	62,875
4.63% (1 Year LIBOR USD + 1.88%), 08/01/2036(2)	17,452	17,668
6.50%, 08/01/2036	173,200	197,723
4.08% (6 Month LIBOR USD + 1.28%), 09/01/2036(2)	145,789	149,543
4.35% (6 Month LIBOR USD + 1.60%), 09/01/2036(2)	33,512	34,789
4.38% (1 Year LIBOR USD + 1.63%), 09/01/2036(2)	44,309	46,061
4.42% (1 Year LIBOR USD + 1.67%), 09/01/2036(2)	94,102	98,231
4.70% (1 Year LIBOR USD + 1.82%), 09/01/2036(2)	37,371	39,320
6.00%, 09/01/2036	344,883	390,741
4.59% (1 Year LIBOR USD + 1.77%), 10/01/2036(2)	29,478	30,781
4.83% (1 Year LIBOR USD + 2.08%), 10/01/2036(2)	67,137	71,252
4.84% (1 Year LIBOR USD + 2.08%), 10/01/2036(2)	74,199	78,640
6.50%, 10/01/2036	38,376	44,479
3.00%, 11/01/2036	7,567,366	7,703,415
4.73% (1 Year LIBOR USD + 1.86%), 11/01/2036(2)	6,994	7,345
5.07% (1 Year LIBOR USD + 2.22%), 11/01/2036(2)	18,166	19,242
5.50%, 11/01/2036	22,769	25,294
6.00%, 11/01/2036	57,787	65,454
2.50%, 12/01/2036	4,590,300	4,597,016
4.64% (1 Year LIBOR USD + 1.77%), 12/01/2036(2)	102,484	107,941
4.81% (1 Year LIBOR USD + 1.94%), 12/01/2036(2)	22,688	23,856
7.00%, 12/01/2036	7,636	8,426
4.15% (6 Month LIBOR USD + 1.41%), 01/01/2037(2)	52,208	53,856
4.97% (1 Year LIBOR USD + 1.93%), 01/01/2037(2)	32,836	34,799
6.50%, 01/01/2037	97,885	112,803
4.36% (6 Month LIBOR USD + 1.50%), 02/01/2037(2)	53,501	55,327
4.86% (6 Month LIBOR USD + 2.03%), 02/01/2037(2)	48,960	51,627
5.50%, 03/01/2037	458,452	509,192
6.00%, 03/01/2037	83,011	92,182
7.00%, 03/01/2037	7,223	7,781
4.67% (1 Year LIBOR USD + 1.62%), 04/01/2037(2)	60,192	63,079
5.50%, 04/01/2037	150,274	165,335
7.00%, 04/01/2037	9,637	10,750
4.00%, 05/01/2037	11,938,140	12,479,783
5.50%, 05/01/2037	192,077	212,369
7.50%, 05/01/2037	31,918	38,745
4.11% (6 Month LIBOR USD + 1.28%), 07/01/2037(2)	66,248	67,981
4.22% (1 Year LIBOR USD + 1.47%), 07/01/2037(2)	8,142	8,474
4.41% (1 Year LIBOR USD + 1.65%), 07/01/2037(2)	153,725	161,338
4.61% (1 Year LIBOR USD + 1.80%), 07/01/2037(2)	34,831	36,852
5.00%, 07/01/2037	729,467	791,964
5.13% (1 Year LIBOR USD + 2.37%), 08/01/2037(2)	59,552	63,498
6.50%, 08/01/2037	29,706	34,712
6.50%, 08/01/2037	29,872	33,557

4.21% (1 Year LIBOR USD + 1.46%), 09/01/2037(2)	30,793	32,199
4.53% (1 Year LIBOR USD + 1.78%), 09/01/2037(2)	10,120	10,288
4.64% (1 Year LIBOR USD + 1.89%), 09/01/2037(2)	29,315	30,466
4.67% (1 Year CMT Index + 2.32%), 09/01/2037(2)	15,151	16,073
6.00%, 09/01/2037	80,608	91,297
7.00%, 09/01/2037	45,006	51,942
4.00%, 10/01/2037	2,342,615	2,442,222
6.50%, 10/01/2037	68,607	78,922
7.50%, 10/01/2037	161,080	197,481
4.17% (1 Year LIBOR USD + 1.40%), 11/01/2037(2)	114,808	119,143
4.33% (1 Year CMT Index + 2.06%), 11/01/2037(2)	62,211	65,284
7.50%, 11/01/2037	52,263	63,147
8.00%, 11/01/2037	9,527	10,085
4.68% (1 Year CMT Index + 2.26%), 12/01/2037(2)	94,136	99,043
4.91% (1 Year LIBOR USD + 1.79%), 01/01/2038(2)	18,138	18,739
5.50%, 01/01/2038	134,341	149,100
8.00%, 01/01/2038	4,220	4,766
6.00%, 04/01/2038	26,080	28,647
5.50%, 05/01/2038	20,656	22,203
6.00%, 05/01/2038	231,379	262,386
5.50%, 06/01/2038	132,004	146,567
5.50%, 06/01/2038	932,765	1,012,208
5.50%, 06/01/2038	1,759	1,932
3.50%, 09/01/2038	3,625,017	3,728,225
5.50%, 09/01/2038	800,814	889,438
7.00%, 09/01/2038	53,489	66,113
6.50%, 10/01/2038	326,841	384,055
6.50%, 10/01/2038	83,950	98,448
7.00%, 10/01/2038	91,113	112,220
6.00%, 11/01/2038	63,401	72,306
7.00%, 11/01/2038	66,651	80,609
7.50%, 11/01/2038	42,189	51,470
7.00%, 12/01/2038	163,637	202,926
5.00%, 01/01/2039	2,323,446	2,517,971
7.00%, 01/01/2039	275,679	329,524
7.50%, 04/01/2039	159,843	202,050
5.50%, 06/01/2039	18,449	19,356
5.00%, 09/01/2039	118,551	128,776
5.50%, 09/01/2039	95,368	102,319
4.50%, 11/01/2039	25,952	27,856
5.50%, 12/01/2039	82,722	88,630
6.00%, 12/01/2039	1,124,341	1,275,021
5.50%, 01/01/2040	635,859	697,721
5.00%, 04/01/2040	297,565	323,297
4.00%, 07/01/2040	5,328,938	5,616,747
4.00%, 08/01/2040	185,229	195,297
4.50%, 08/01/2040	3,879,901	4,166,862
4.50%, 08/01/2040	3,872,373	4,158,725
5.00%, 08/01/2040	663,088	720,438
5.00%, 08/01/2040	333,801	363,287
4.00%, 09/01/2040	1,366,704	1,441,067
4.00%, 10/01/2040	1,559,072	1,643,645
6.00%, 10/01/2040	1,531,014	1,734,337
3.50%, 12/01/2040	119,909	123,668
4.00%, 12/01/2040	1,383,670	1,458,952
4.00%, 12/01/2040	281,212	296,515
4.50%, 12/01/2040	1,691,780	1,816,919
4.50%, 12/01/2040	5,715,009	6,137,673
4.00%, 01/01/2041	1,889,971	1,992,785
4.00%, 01/01/2041	1,099,880	1,159,726

4.00%, 01/01/2041	829,026	874,140
4.00%, 01/01/2041	1,684,239	1,775,871
4.00%, 01/01/2041	1,859,192	1,960,344
4.00%, 01/01/2041	267,872	282,442
4.00%, 01/01/2041	549,988	579,912
3.50%, 02/01/2041	10,012,772	10,332,687
4.00%, 02/01/2041	1,542,057	1,625,963
4.00%, 02/01/2041	2,484,545	2,619,736
4.00%, 02/01/2041	59,686	62,934
4.00%, 03/01/2041	8,120,735	8,562,574
4.50%, 03/01/2041	1,261,111	1,354,385
4.50%, 04/01/2041	1,066,689	1,145,594
4.50%, 05/01/2041	6,752,872	7,251,623
4.50%, 05/01/2041	1,663,741	1,786,771
5.00%, 05/01/2041	136,329	148,120
4.50%, 07/01/2041	404,051	433,941
6.00%, 07/01/2041	3,955,202	4,479,437
4.50%, 08/01/2041	2,541,390	2,723,900
4.00%, 09/01/2041	289,182	304,911
4.00%, 10/01/2041	1,192,644	1,257,518
4.00%, 10/01/2041	687,533	724,951
3.50%, 11/01/2041	416,726	432,509
3.50%, 11/01/2041	4,134,137	4,290,719
3.50%, 12/01/2041	797,422	827,624
3.50%, 12/01/2041	7,896,081	8,195,136
3.50%, 12/01/2041	300,030	311,357
4.00%, 12/01/2041	1,572,322	1,657,779
4.00%, 12/01/2041	2,383,987	2,513,725
4.00%, 01/01/2042	3,325,651	3,510,338
4.50%, 01/01/2042	851,186	914,823
4.50%, 01/01/2042	2,628,045	2,822,160
3.50%, 02/01/2042	276,241	286,704
3.50%, 02/01/2042	499,123	517,957
4.00%, 03/01/2042	157,316	161,954
3.50%, 04/01/2042	310,585	322,348
3.00%, 05/01/2042	604,336	614,471
3.50%, 05/01/2042	8,349,937	8,665,393
5.00%, 05/01/2042	2,293,130	2,489,458
3.50%, 06/01/2042	1,868,627	1,939,406
3.50%, 07/01/2042	4,262,177	4,423,511
3.50%, 07/01/2042	20,193,142	20,957,129
3.50%, 07/01/2042	1,305,631	1,355,087
4.00%, 07/01/2042	481,413	507,630
4.00%, 07/01/2042	770,709	812,576
4.00%, 07/01/2042	406,262	428,366
4.00%, 07/01/2042	474,258	499,937
3.50%, 08/01/2042	789,397	819,299
4.00%, 08/01/2042	6,347,696	6,701,005
3.50%, 09/01/2042	5,673,641	5,888,553
3.50%, 09/01/2042	719,990	747,264
3.50%, 09/01/2042	991,561	1,026,894
3.50%, 09/01/2042	977,084	1,014,096
3.00%, 10/01/2042	5,506,193	5,598,539
3.50%, 10/01/2042	437,320	453,886
3.50%, 10/01/2042	497,429	516,272
3.50%, 10/01/2042	1,404,366	1,457,563
3.50%, 10/01/2042	729,560	757,196
3.00%, 11/01/2042	2,200,212	2,237,116
3.50%, 11/01/2042	3,012,504	3,127,553
3.50%, 11/01/2042	7,758,992	8,052,914

4.50%, 11/01/2042	8,930,945	9,589,608
3.00%, 12/01/2042	121,650	123,686
3.00%, 12/01/2042	1,289,354	1,310,980
4.00%, 12/01/2042	529,485	558,306
2.50%, 01/01/2043	2,684,789	2,675,441
3.00%, 01/01/2043	1,765,222	1,794,829
3.00%, 01/01/2043	1,116,321	1,135,044
3.00%, 01/01/2043	1,909,131	1,941,152
3.00%, 01/01/2043	1,585,084	1,606,902
3.50%, 01/01/2043	806,438	835,116
3.50%, 01/01/2043	1,143,348	1,186,642
2.50%, 02/01/2043	1,199,405	1,195,228
3.00%, 02/01/2043	877,239	889,271
3.50%, 02/01/2043	72,299	75,033
3.50%, 02/01/2043	66,695	69,221
3.50%, 03/01/2043	4,647,337	4,822,863
3.50%, 03/01/2043	1,647,615	1,710,003
3.50%, 03/01/2043	581,606	602,341
3.00%, 04/01/2043	3,066,895	3,118,337
3.00%, 04/01/2043	1,328,441	1,350,725
3.50%, 04/01/2043	5,032,674	5,223,238
3.50%, 04/01/2043	2,073,280	2,152,432
4.00%, 04/01/2043	6,936,219	7,411,513
3.00%, 05/01/2043	388,083	394,583
3.00%, 05/01/2043	127,475	129,614
3.00%, 05/01/2043	11,352,606	11,542,974
3.50%, 05/01/2043	2,078,150	2,152,255
3.50%, 05/01/2043	1,553,825	1,609,200
3.50%, 05/01/2043	87,390	90,975
3.50%, 05/01/2043	732,234	758,196
3.00%, 06/01/2043	2,757,170	2,811,944
3.00%, 06/01/2043	7,788,454	7,919,100
3.00%, 06/01/2043	288,895	293,741
3.00%, 06/01/2043	101,276	102,975
3.00%, 06/01/2043	756,835	769,529
3.50%, 06/01/2043	1,874,029	1,940,855
3.00%, 07/01/2043	418,505	425,526
3.00%, 07/01/2043	8,312,648	8,456,198
3.00%, 07/01/2043	426,221	433,371
3.00%, 07/01/2043	89,602	91,105
3.00%, 07/01/2043	1,674,077	1,702,162
3.50%, 07/01/2043	9,970,132	10,347,663
4.00%, 07/01/2043	1,072,391	1,130,408
3.00%, 08/01/2043	4,077,801	4,146,179
3.00%, 08/01/2043	1,003,237	1,020,064
5.00%, 09/01/2043	1,270,337	1,378,584
2.50%, 10/01/2043	2,457,248	2,448,690
3.00%, 10/01/2043	100,994	102,687
4.00%, 11/01/2043	4,103,031	4,314,494
4.00%, 12/01/2043	175,145	183,901
4.00%, 12/01/2043	1,688,452	1,786,488
3.00%, 02/01/2044	7,604,284	7,731,767
4.00%, 06/01/2044	5,325,485	5,612,817
4.00%, 07/01/2044	2,782,627	2,929,270
4.00%, 08/01/2044	7,300,659	7,685,954
4.00%, 09/01/2044	1,556,008	1,628,805
4.00%, 01/01/2045	10,981,783	11,483,804
3.50%, 02/01/2045	8,560,388	8,883,982
3.00%, 04/01/2045	8,491,137	8,628,194
3.50%, 04/01/2045	14,304,363	14,748,405

3.50%, 06/01/2045	3,207,754	3,307,338
3.50%, 06/01/2045	11,391,190	11,744,820
4.00%, 07/01/2045	8,392,845	8,782,946
4.00%, 10/01/2045	7,855,467	8,224,649
4.00%, 10/01/2045	1,126,467	1,177,961
3.50%, 11/01/2045	3,473,631	3,581,469
3.50%, 12/01/2045	819,169	843,043
4.00%, 12/01/2045	1,639,084	1,714,009
4.00%, 12/01/2045	7,438,015	7,778,015
4.00%, 12/01/2045	954,427	999,740
3.50%, 01/01/2046	11,520,568	11,878,146
4.00%, 01/01/2046	4,579,858	4,789,210
4.00%, 02/01/2046	4,033,925	4,226,781
4.50%, 02/01/2046	9,411,829	10,104,084
2.50%, 05/01/2046	1,558,483	1,546,783
2.50%, 07/01/2046	3,226,101	3,201,882
4.50%, 07/01/2046	369,415	389,724
3.50%, 08/01/2046	7,727,336	7,960,056
4.00%, 08/01/2046	7,624,110	7,981,957
3.50%, 09/01/2046	3,197,688	3,296,499
2.50%, 10/01/2046	1,160,164	1,151,453
3.50%, 11/01/2046	1,073,790	1,109,440
3.50%, 11/01/2046	15,574,066	16,057,397
3.50%, 12/01/2046	7,820,260	8,097,247
3.50%, 12/01/2046	4,218,166	4,341,945
3.00%, 01/01/2047	6,249,432	6,322,108
3.50%, 01/01/2047	5,636,185	5,800,599
4.00%, 02/01/2047	12,637,708	13,163,842
3.50%, 03/01/2047	651,732	670,945
3.50%, 03/01/2047	8,474,537	8,774,515
4.00%, 03/01/2047	9,294,494	9,787,197
4.00%, 03/01/2047	475,930	498,379
3.50%, 04/01/2047	3,717,031	3,848,606
3.50%, 04/01/2047	2,396,547	2,481,376
3.50%, 06/01/2047	834,516	862,204
4.00%, 06/01/2047	3,448,884	3,631,734
4.00%, 08/01/2047	12,629,885	13,185,361
4.50%, 08/01/2047	2,087,062	2,197,210
3.50%, 09/01/2047	22,914,280	23,583,023
3.50%, 10/01/2047	1,675,785	1,724,674
3.50%, 11/01/2047	1,984,752	2,042,654
4.00%, 11/01/2047	688,601	716,639
4.00%, 12/01/2047	5,746,550	5,979,071
4.00%, 01/01/2048	33,951,809	35,338,487
4.00%, 01/01/2048	8,584,799	9,036,836
4.00%, 01/01/2048	8,476,032	8,879,195
4.00%, 01/01/2048	3,854,283	4,009,252
5.00%, 01/01/2048	1,498,349	1,585,095
3.50%, 02/01/2048	874,562	896,039
3.50%, 02/01/2048	25,532,026	26,231,226
4.00%, 02/01/2048	557,093	583,192
4.00%, 03/01/2048	4,581,390	4,765,273
4.00%, 03/01/2048	10,518,799	11,124,056
3.50%, 04/01/2048	297,567	304,836
4.00%, 04/01/2048	4,210,158	4,376,322
4.00%, 04/01/2048	7,502,316	7,827,688
4.50%, 05/01/2048	6,685,343	7,099,472
5.00%, 05/01/2048	5,373,074	5,691,115
4.50%, 06/01/2048	12,004,648	12,556,699
4.00%, 07/01/2048	1,323,727	1,375,842

4.50%, 07/01/2048	770,800	836,172
4.50%, 07/01/2048	575,695	621,711
4.50%, 07/01/2048	494,551	538,907
4.50%, 08/01/2048	791,957	859,120
4.50%, 08/01/2048	2,267,250	2,440,876
4.50%, 08/01/2048	9,394,385	9,868,420
4.00%, 09/01/2048	16,160,799	16,788,867
4.50%, 09/01/2048	598,013	648,719
4.50%, 09/01/2048	508,448	551,571
4.50%, 09/01/2048	701,796	764,735
4.50%, 09/01/2048	3,301,026	3,495,444
4.00%, 10/01/2048	318,741	330,783
4.50%, 10/01/2048	3,360,103	3,552,862
4.50%, 10/01/2048	483,136	507,466
4.00%, 11/01/2048	1,003,087	1,043,655
4.50%, 11/01/2048	3,021,028	3,189,185
6.00%, 11/01/2048	37,741	40,030
4.00%, 12/01/2048	19,126,509	19,776,033
5.00%, 01/01/2049	7,463,543	8,003,237
4.00%, 03/01/2049	12,543,947	13,116,592
Fannie Mae REMIC Trust 2003-W1
5.35%, 12/25/2042(5)	107,204	116,222
5.86%, 12/25/2042(5)	28,652	31,613
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042(5)	14,255	16,209
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	657,267	729,538
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	80,892	94,262
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	150,335	174,453
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	119,926	138,199
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047(5)	15,248	16,876
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	31,625	35,092
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	28,932	26,056
Fannie Mae REMIC Trust 2007-W7
24.60% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037(2)(9)	21,781	36,883
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	578,417	660,095
Fannie Mae REMICS
8.00%, 07/25/2019	1	1
8.00%, 10/25/2019	11	11
8.50%, 11/25/2019	38	38
9.00%, 11/25/2019	14	14
9.40%, 11/25/2019	39	39
7.50%, 12/25/2019	67	67
8.50%, 01/25/2020	23	23
8.80%, 01/25/2020	12	12
7.00%, 05/25/2020	20	20
5.50%, 06/25/2020	14	14
9.50%, 06/25/2020	57	58
7.00%, 07/25/2020	208	210
5.50%, 08/25/2020	38	38
6.50%, 08/25/2020	591	599
6.50%, 09/25/2020	193	195
7.00%, 09/25/2020	52	52

9.00%, 10/25/2020	187	189
17.99% (1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020(2)(9)	33	35
7.00%, 01/25/2021	100	102
5.00%, 03/25/2021	115	115
7.00%, 03/25/2021	3,535	3,586
13.47% (1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021(2)(9)	66	70
8.50%, 06/25/2021	68	71
8.75%, 06/25/2021	280	288
6.50%, 07/25/2021	424	436
6.50%, 09/25/2021	33,095	33,914
12.70% (1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021(2)(9)	15	15
8.75%, 10/25/2021	412	420
24.04% (7 Year Treasury + 30.01%, 29.59% Cap), 12/25/2021(2)(9)	35	41
6.00%, 02/25/2022	33,782	34,671
6.50%, 02/25/2022	5,952	6,116
0.00%, 03/25/2022	12,877	12,549
7.50%, 06/25/2022	60	64
7.00%, 07/25/2022	455	468
7.50%, 07/25/2022	5,638	5,912
8.00%, 07/25/2022	7,240	7,694
8.00%, 07/25/2022	332	347
6.00%, 08/25/2022	1,272	1,323
6.50%, 08/25/2022	1,551	1,622
2.45% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022(2)	563	564
5.50%, 09/25/2022	729	751
6.00%, 09/25/2022	50,587	52,213
7.50%, 09/25/2022	3,613	3,765
7.75%, 09/25/2022	2,457	2,609
8.00%, 09/25/2022	8,267	8,777
0.00%, 10/25/2022	886	861
1.80% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022(2)	494	497
7.00%, 10/25/2022	1,281	1,344
7.50%, 10/25/2022	4,600	4,862
7.90%, 01/25/2023	4,575	4,887
6.50%, 02/25/2023	2,159	2,263
7.00%, 02/25/2023	21,564	22,817
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023(2)(9)	780	952
5.50%, 03/25/2023	91,005	94,871
6.50%, 03/25/2023	1,605	1,694
7.00%, 03/25/2023	14,291	15,013
7.50%, 03/25/2023	5,276	5,613
7.70%, 03/25/2023	2,054	2,185
0.00%, 04/25/2023	890	857
5.50%, 04/25/2023	170,846	177,418
5.50%, 04/25/2023	5,651	5,860
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023(2)(9)	3,333	3,570
7.00%, 04/25/2023	4,569	4,797
17.00% (7 Year Treasury + 22.30%, 21.83% Cap), 04/25/2023(2)(9)	4,259	990
17.98% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023(2)(9)	2,192	2,514
5.50%, 05/25/2023	41,288	42,704
7.00%, 05/25/2023	51,685	54,971
4.10% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023(2)(9)	18,397	567
4.50%, 07/25/2023	63,384	66,683
6.00%, 07/25/2023(5)	21,141	22,386
6.50%, 07/25/2023	1,146	1,210
7.00%, 07/25/2023	16,341	17,251
7.00%, 07/25/2023	26,055	27,624
3.28% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023(2)	2,702	2,734
5.65% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023(2)(9)	788	64
6.88%, 08/25/2023	24,102	25,409

7.00%, 08/25/2023	42,412	44,921
8.38% (10 Year Treasury + 10.75%, 10.00% Cap), 08/25/2023(2)(9)	21,887	2,717
0.00%, 09/25/2023	724	700
0.00%, 09/25/2023	1,946	1,867
3.05% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 999999.00% Cap), 09/25/2023(2)	616	616
6.50%, 09/25/2023	2,253	2,400
12.53% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023(2)(9)	1,253	1,364
6.50%, 10/25/2023	12,700	13,498
6.50%, 10/25/2023	33,088	35,282
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023(2)(9)	698	799
16.65% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023(2)(9)	1,945	2,432
24.96% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023(2)(9)	1,047	1,262
0.00%, 11/25/2023	215	207
6.50%, 11/25/2023	12,556	13,922
3.03% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023(2)	1,053	1,061
3.40% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023(2)	2,777	2,803
6.50%, 12/25/2023	3,414	3,669
11.86% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023(2)(9)	1,292	1,456
16.08% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023(2)(9)	2,777	3,427
26.16% (11th District Cost of Funds Index + 31.01%, 31.03% Cap), 12/25/2023(2)(9)	3,414	4,158
5.00%, 02/25/2024	12,164	195
5.00%, 03/25/2024	2,019	37
5.00%, 03/25/2024	1,233	10
6.50%, 03/25/2024	10,481	11,152
6.50%, 03/25/2024	62,932	67,414
7.00%, 04/25/2024	98,376	104,809
7.00%, 04/25/2024	41,180	44,553
5.50%, 07/25/2024	10,828	11,335
5.50%, 08/25/2024	110,695	115,438
5.00%, 11/25/2024	172,910	180,359
8.50%, 01/25/2025	2,529	2,802
8.80%, 01/25/2025	3,123	3,530
5.50%, 08/25/2025	112,893	119,092
5.50%, 01/25/2026	74,297	78,882
21.23% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026(2)(9)	16,116	21,835
7.00%, 11/25/2026	23,759	25,734
1.84%, 03/25/2027(5)	3,143	80
1.84%, 03/25/2027(5)	9,524	262
7.50%, 04/18/2027	4,632	5,270
7.50%, 04/20/2027	6,763	7,698
6.50%, 04/25/2027	15,825	17,547
7.50%, 05/20/2027	29,921	33,985
6.50%, 07/18/2027	1,433	1,579
7.00%, 12/18/2027	7,303	756
6.00%, 07/18/2028	7,773	8,555
5.20% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028(2)(9)	238,840	26,806
3.00%, 12/25/2028	1,237,521	1,235,418
5.75% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028(2)(9)	6,507	395
6.00%, 12/25/2028	4,197	4,439
5.00%, 03/25/2029	202,065	211,819
5.50%, 04/18/2029	14,593	15,405
6.35%, 04/25/2029	5,389	5,877
7.50%, 12/18/2029	8,139	9,247
7.50%, 02/25/2030	47,832	54,888
6.70% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030(2)(9)	14,101	1,881
3.00%, 09/25/2030	1,034,508	1,046,992
8.50%, 01/25/2031	2,201	474
7.00%, 03/25/2031	5,158	5,965
3.50%, 04/25/2031	1,062,968	1,113,660
6.00%, 07/25/2031	29,579	5,724

7.00%, 07/25/2031	17,357	20,187
7.00%, 08/25/2031	36,514	41,647
6.50%, 09/25/2031	7,494	8,491
7.00%, 09/25/2031	43,712	50,654
7.00%, 09/25/2031	9,162	10,537
7.00%, 09/25/2031	9,735	11,302
16.08% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031(2)(9)	22,098	30,530
6.50%, 10/25/2031	5,525	6,073
15.74% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031(2)(9)	14,987	21,565
6.00%, 11/25/2031	55,776	62,695
7.00%, 11/25/2031	58,423	67,862
10.74% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031(2)(9)	16,453	21,125
11.87% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031(2)(9)	1,659	2,186
0.00%, 01/25/2032	2,124	1,978
17.37% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032(2)(9)	4,117	5,776
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032(2)(9)	53,362	2,299
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032(2)(9)	763	949
0.00%, 04/25/2032	1,779	1,586
6.00%, 04/25/2032	132,920	146,717
6.50%, 04/25/2032	24,530	27,858
6.50%, 05/25/2032	51,793	58,708
6.50%, 06/25/2032	21,307	23,935
6.50%, 07/25/2032	94,428	14,140
6.50%, 08/25/2032	61,142	69,332
3.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032(2)	279,299	282,023
5.00%, 11/25/2032	14,132	15,127
6.00%, 11/25/2032	400,815	455,723
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032(2)(9)	18,236	21,153
0.00%, 12/25/2032	11,705	10,472
5.50%, 12/25/2032	128,500	143,728
10.08% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032(2)(9)	9,610	11,878
6.50%, 02/25/2033	20,457	22,877
5.00%, 03/25/2033	22,174	2,139
4.00%, 04/25/2033	213,127	227,020
0.00%, 05/25/2033	5,813	5,149
4.00%, 05/25/2033	12,785	13,638
6.00%, 05/25/2033	164,548	178,668
6.00%, 05/25/2033	86,858	95,964
6.00%, 05/25/2033	35,452	40,187
6.00%, 05/25/2033(5)	9,502	1,936
6.50%, 05/25/2033	90,831	18,917
7.00%, 05/25/2033	159,028	19,426
4.70% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033(2)(9)	60,986	2,748
5.75%, 06/25/2033	61,451	68,146
9.39% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033(2)(9)	45,365	49,603
7.65% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033(2)(9)	24,014	28,277
9.39% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033(2)(9)	6,062	6,099
0.00%, 08/25/2033	4,736	4,418
4.21% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033(2)(9)	91,765	97,756
5.50%, 08/25/2033	106,574	119,266
5.50%, 08/25/2033	221,003	35,575
5.84% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033(2)(9)	9,385	10,728
10.94% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033(2)(9)	33,767	38,950
3.50%, 09/25/2033	1,500,000	1,594,012
8.49% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033(2)(9)	16,170	19,246
3.00%, 10/25/2033	908,000	919,300
5.50%, 10/25/2033	768,164	859,132
5.20% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033(2)(9)	116,316	20,382
0.00%, 12/25/2033	88,487	78,749
9.29% (1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033(2)(9)	4,431	4,590

3.15% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034(2)	138,390	140,871
7.91% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034(2)(9)	4,171	4,787
11.39% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034(2)(9)	12,448	13,874
0.00%, 03/25/2034	103,178	96,821
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034(2)	94,633	94,839
5.50%, 04/25/2034	226,471	256,681
12.91% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034(2)(9)	53,884	71,756
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034(2)	251,257	251,944
9.89% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034(2)(9)	14,374	17,840
12.91% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034(2)(9)	107,425	150,991
14.38% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034(2)(9)	22,784	30,995
5.50%, 07/25/2034	404,890	445,051
9.43% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034(2)(9)	15,174	18,270
2.65% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034(2)	60,246	60,304
13.19% (1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034(2)(9)	14,867	15,810
16.11% (1 Month LIBOR USD + 25.13%, 25.12% Cap), 01/25/2035(2)(9)	937	945
0.00%, 04/25/2035	32,135	31,631
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035(2)	111,823	112,144
10.99% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035(2)(9)	6,802	7,961
13.41% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035(2)(9)	112,256	137,340
13.52% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035(2)(9)	77,171	95,006
15.93% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035(2)(9)	25,769	31,748
5.00%, 06/25/2035	10,018	10,042
13.48% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035(2)(9)	33,080	49,439
4.31% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035(2)(9)	81,586	13,383
5.75%, 07/25/2035	1,663,577	1,934,184
11.36% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035(2)(9)	30,675	41,165
5.50%, 08/25/2035	617,155	639,578
5.50%, 08/25/2035	107,288	118,316
10.69% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035(2)(9)	39,824	49,710
10.86% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035(2)(9)	39,405	49,295
0.00%, 09/25/2035	13,460	12,851
14.58% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035(2)(9)	10,433	13,874
0.00%, 10/25/2035	24,607	22,623
5.75%, 10/25/2035	94,954	104,978
10.86% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035(2)(9)	42,958	55,318
15.75% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035(2)(9)	203,663	285,468
5.50%, 12/25/2035	517,496	583,654
5.50%, 12/25/2035	54,016	57,689
6.00%, 12/25/2035	616,122	638,458
6.00%, 12/25/2035	17,236	18,849
0.00%, 01/25/2036	3,886	3,817
5.50%, 01/25/2036	34,701	37,242
0.00%, 03/25/2036	188,010	160,234
0.00%, 03/25/2036	20,080	17,890
4.30% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036(2)(9)	689,370	133,700
5.50%, 03/25/2036	75,030	83,242
5.50%, 03/25/2036	266,217	292,140
5.50%, 03/25/2036	238,938	261,185
15.75% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036(2)(9)	17,485	26,554
0.00%, 04/25/2036	64,910	57,961
0.00%, 04/25/2036	52,083	47,435
0.00%, 04/25/2036	25,456	23,376
2.65% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036(2)	84,983	84,519
19.33% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036(2)(9)	20,519	31,439
0.00%, 06/25/2036	34,089	30,292
0.00%, 06/25/2036	120,658	106,132
0.00%, 06/25/2036	147,928	136,184
0.00%, 06/25/2036	52,910	46,528
0.00%, 06/25/2036	17,428	16,085

2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036(2)	39,194	38,929
4.18% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036(2)(9)	145,623	23,423
15.38% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036(2)(9)	6,259	9,293
2.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036(2)	418,056	410,396
0.00%, 07/25/2036	20,902	18,610
0.00%, 07/25/2036	39,639	35,479
0.00%, 07/25/2036	14,075	13,767
0.00%, 07/25/2036	10,858	9,557
2.69% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036(2)	324,150	323,660
2.86% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 07/25/2036(2)	33,744	33,880
4.12% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036(2)(9)	57,145	6,029
6.00%, 07/25/2036	448,552	507,141
6.50%, 07/25/2036	198,052	228,854
6.50%, 07/25/2036	262,502	305,329
19.18% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036(2)(9)	19,710	31,108
25.47% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036(2)(9)	15,085	26,312
0.00%, 08/25/2036	13,707	11,983
0.00%, 08/25/2036	71,124	65,462
0.00%, 08/25/2036	29,064	26,828
0.00%, 08/25/2036	41,083	38,641
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036(2)	122,618	122,626
4.10% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036(2)(9)	93,197	21,608
6.50%, 08/25/2036	38,122	42,878
6.50%, 08/25/2036	137,149	154,176
0.00%, 09/25/2036	34,524	31,399
0.00%, 09/25/2036	16,056	14,273
0.00%, 09/25/2036	42,156	37,748
6.50%, 09/25/2036	13,356	14,982
4.50%, 10/25/2036	179,140	193,009
16.58% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036(2)(9)	22,194	32,363
0.00%, 11/25/2036	60,995	54,004
0.00%, 11/25/2036	27,806	24,565
0.00%, 11/25/2036	9,764	8,560
2.65% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 11/25/2036(2)	1,071,826	1,070,652
0.00%, 12/25/2036	33,984	29,567
0.00%, 12/25/2036	13,954	12,616
2.54% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	70,187	69,754
2.57% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	321,040	317,677
4.25% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036(2)(9)	118,877	12,264
16.94% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036(2)(9)	5,654	8,071
0.00%, 01/25/2037	93,935	80,888
0.00%, 01/25/2037	33,644	29,359
5.50%, 01/25/2037	28,369	30,296
2.65% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037(2)	95,317	95,468
24.57% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037(2)(9)	8,374	23,430
0.00%, 03/25/2037	27,449	24,811
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037(2)	65,026	65,380
3.15% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037(2)	46,858	48,756
3.68% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037(2)(9)	3,829	140
4.04% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037(2)(9)	233,212	41,621
5.00%, 03/25/2037	5,902	6,386
6.00%, 03/25/2037	324,717	354,767
0.00%, 04/25/2037	88,111	81,973
3.70% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037(2)(9)	56,208	4,742
14.65% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037(2)(9)	45,633	65,381
0.00%, 05/25/2037	12,184	11,140
2.70% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037(2)	42,665	42,606
6.00%, 05/25/2037	151,754	169,945
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037(2)	268,176	269,647
2.85% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037(2)	21,763	22,744

3.38% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037(2)(9)	44,505	5,718
3.70% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(9)	54,109	8,648
3.70% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(9)	136,666	19,882
6.50%, 06/25/2037	26,694	29,696
0.00%, 07/25/2037	64,325	56,519
2.77% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037(2)	61,931	62,022
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037(2)	36,428	36,628
4.00% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037(2)(9)	405,472	62,593
4.22% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037(2)(9)	159,931	19,853
4.75% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037(2)(9)	663,392	154,735
5.50%, 07/25/2037	165,170	180,655
10.49% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037(2)(9)	36,565	44,174
2.85% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037(2)	123,473	123,884
5.50%, 08/25/2037	46,160	51,037
6.00%, 08/25/2037	96,241	107,479
6.00%, 08/25/2037	59,486	66,890
6.00%, 08/25/2037	75,815	83,376
6.00%, 08/25/2037	20,620	23,345
15.20% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037(2)(9)	57,199	81,734
2.85% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037(2)	738,440	740,156
4.14% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037(2)(9)	216,764	41,052
10.14% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037(2)(9)	14,400	17,976
0.00%, 10/25/2037	577,046	530,246
4.05% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037(2)(9)	178,248	28,852
4.06% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037(2)(9)	235,893	41,544
6.15%, 10/25/2037(5)	62,194	68,937
3.96% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037(2)(9)	7,066	857
4.00% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037(2)(9)	203,152	24,372
4.05% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037(2)(9)	215,462	34,429
6.50%, 12/25/2037	170,306	197,268
1.73%, 01/25/2038(5)	402,963	16,474
3.51% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038(2)(9)	191,533	29,939
3.60% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038(2)(9)	409,661	61,748
3.30% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038(2)	47,072	48,208
3.80% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038(2)(9)	47,063	5,226
3.83% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038(2)(9)	64,349	6,742
4.59% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038(2)(9)	101,303	20,117
9.19% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038(2)(9)	22,661	26,249
4.45% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038(2)(9)	42,826	4,938
4.50% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038(2)(9)	72,305	9,296
6.50%, 04/25/2038	36,432	37,440
13.49% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038(2)(9)	28,364	36,274
0.00%, 05/25/2038	1,867	1,571
2.17%, 06/25/2038(5)	144,519	8,772
4.80% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038(2)(9)	54,486	8,267
5.00%, 07/25/2038	49,890	54,901
5.00%, 07/25/2038	49,667	53,831
5.50%, 07/25/2038	201,512	224,600
3.45% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(9)	134,366	11,225
3.45% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(9)	188,310	29,054
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 12/25/2038(2)	23,004	23,020
4.00%, 02/25/2039	90,451	91,674
4.15% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039(2)(9)	141,771	25,509
4.50%, 02/25/2039	8,780	9,298
4.25% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039(2)(9)	63,076	9,276
2.85% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039(2)	246,255	246,279
5.00%, 07/25/2039	92,084	14,637
7.00%, 07/25/2039	2,963	3,370
5.00%, 08/25/2039	351,532	379,413
6.00%, 08/25/2039	410,062	466,157

5.00%, 09/25/2039	205,835	212,127
6.04%, 09/25/2039(5)	173,081	194,803
3.50% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039(2)(9)	56,580	6,419
5.50%, 10/25/2039	205,748	39,559
3.78% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039(2)(9)	72,700	9,202
4.62%, 12/25/2039(5)	216,014	229,934
6.30%, 12/25/2039(5)	319,620	358,944
0.00%, 01/25/2040	50,671	44,745
3.85% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040(2)(9)	145,898	22,511
6.22%, 02/25/2040(5)	67,590	74,847
6.21%, 03/25/2040(5)	225,676	258,475
6.44%, 03/25/2040(5)	245,048	281,235
7.85% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040(2)(9)	323,355	381,287
3.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040(2)	65,467	65,913
4.02% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040(2)(9)	95,833	13,171
9.65% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040(2)(9)	150,105	190,703
3.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040(2)	93,597	94,483
4.00% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040(2)(9)	63,787	9,357
0.00%, 06/25/2040	84,123	74,379
5.00%, 06/25/2040	655,397	708,799
5.50%, 06/25/2040	964,245	1,056,376
5.50%, 07/25/2040	385,101	434,925
5.00%, 09/25/2040	206,000	232,249
5.50%, 10/25/2040	1,551,202	1,781,125
2.04% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040(2)(9)	715,264	55,297
4.50%, 12/25/2040	5,359,402	6,039,704
2.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041(2)	158,009	159,011
4.13% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041(2)(9)	708,457	145,820
1.77%, 04/25/2041(5)	726,021	42,884
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041(2)	72,281	72,465
2.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041(2)	183,260	184,887
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041(2)	260,639	261,938
7.00%, 11/25/2041	1,130,880	1,329,908
7.00%, 11/25/2041	1,388,899	1,634,537
7.00%, 11/25/2041	1,230,688	1,419,541
4.50%, 01/25/2042	2,373,941	2,654,621
3.50%, 03/25/2042	1,000,000	1,047,514
6.50%, 06/25/2042	60,491	69,289
2.85% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042(2)	437,174	436,085
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	1,576,310	1,583,005
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	216,236	216,529
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042(2)	635,111	636,521
3.00%, 02/25/2043	1,000,000	989,729
3.50%, 02/25/2043	429,463	448,983
0.00%, 09/25/2043	1,413,797	1,191,544
0.00%, 10/25/2043	1,016,754	842,724
0.00%, 12/25/2043	2,656,969	2,292,807
3.50%, 06/25/2044	5,373,379	5,469,702
3.00%, 06/25/2045	2,190,644	2,218,259
2.50%, 11/25/2045	6,912,928	6,966,866
3.00%, 01/25/2046	2,097,727	2,139,810
3.00%, 04/25/2046	6,084,152	6,235,746
3.00%, 06/25/2046	5,593,623	5,680,247
3.70% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049(2)(9)	93,760	7,700
5.83%, 02/25/2051(5)	111,726	122,348
5.43%, 07/25/2051(5)	30,856	34,248
4.00%, 05/25/2053	4,458,158	4,719,894
Fannie Mae REMICS SER 1990-140 CL K
652.15%, 12/25/2020	3	13

Fannie Mae REMICS SER 1993-165 CL SK V/R
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023(2)(9)	1,555	1,685
Fannie Mae REMICS SER G92-35 CL G
1184.78%, 07/25/2022	2	25
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	57,210	64,253
6.50%, 07/25/2042	99,549	113,238
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	367,452	401,449
6.50%, 09/25/2042	136,615	155,425
Fannie Mae Trust 2003-W8
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042(2)	30,813	30,506
7.00%, 10/25/2042	148,125	171,635
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	227,638	260,352
Fannie Mae Trust 2004-W15
2.65% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044(2)	143,278	142,440
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	51,100	58,405
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	50,602	58,856
Fannie Mae Trust 2005-W3
2.62% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045(2)	1,145,205	1,140,668
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	63,914	71,617
Fannie Mae Trust 2006-W2
4.43%, 11/25/2045(5)	174,434	184,797
2.62% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046(2)	539,668	539,568
Fannie Mae Whole Loan
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046(2)	1,283,265	1,264,325
Fannie Mae-Aces
4.33%, 03/25/2020(5)	201,266	202,976
3.66%, 11/25/2020	142,061	143,576
3.76%, 06/25/2021	652,481	664,396
2.92%, 08/25/2021	587,513	593,813
3.37% (1 Month LIBOR USD + 0.93%), 11/25/2022(2)	840,442	840,798
2.28%, 12/27/2022	1,054,002	1,057,533
2.39%, 01/25/2023(5)	866,160	872,514
3.51%, 12/25/2023(5)	2,558,918	2,690,931
3.50%, 01/25/2024(5)	15,278,305	16,094,223
3.10%, 07/25/2024(5)	1,066,000	1,106,636
3.02%, 08/25/2024(5)	1,273,000	1,319,166
2.53%, 09/25/2024	1,390,000	1,407,027
2.72%, 10/25/2024	13,450,000	13,736,293
2.59%, 12/25/2024	1,640,000	1,664,314
3.15%, 12/25/2024(5)	2,619,767	2,706,256
2.83%, 01/25/2025(5)	1,842,139	1,898,419
2.90%, 01/25/2025(5)	2,000,000	2,060,379
3.03%, 11/25/2025(5)	8,800,000	9,110,035
2.38%, 09/25/2026	5,500,000	5,475,614
2.50%, 10/25/2026(5)	5,335,000	5,324,029
2.57%, 12/25/2026(5)	8,000,000	8,006,917
2.67%, 12/25/2026(5)	43,307,000	43,633,929
2.96%, 02/25/2027(5)	3,535,000	3,652,701
3.09%, 04/25/2027(5)	23,211,000	24,170,992
3.06%, 05/25/2027(5)	29,130,000	30,290,193
3.18%, 06/25/2027(5)	5,513,000	5,754,869
3.14%, 03/25/2028(5)	3,891,000	4,051,047
3.44%, 06/25/2028(5)	5,160,000	5,486,542
3.50%, 07/25/2028(5)	7,730,455	8,205,182
3.50%, 07/25/2028(5)	35,477,000	37,885,945

3.67%, 09/25/2028(5)	7,310,000	7,915,922
3.75%, 11/25/2028(5)	12,600,000	13,719,680
3.30%, 04/25/2029(5)	4,540,000	4,762,541
2.98%, 08/25/2029	2,200,000	2,246,675
3.19%, 02/25/2030(5)	2,791,000	2,900,664
3.78%, 08/25/2030(5)	7,611,341	8,297,349
FHLMC-GNMA
7.00%, 03/25/2023	6,607	6,918
6.25%, 11/25/2023	5,249	5,562
7.50%, 04/25/2024	36,055	38,903
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	100,756	83,137
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	12,030	11,621
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	26,726	22,028
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.25% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037(2)(9)	843,643	155,812
First Horizon Mortgage Pass-Through Trust 2005-AR1
4.81%, 04/25/2035(5)	48,566	49,367
Freddie Mac Gold Pool
6.50%, 09/01/2019	18	18
5.50%, 12/01/2019	55	55
6.00%, 02/01/2020	22	22
5.50%, 04/01/2020	124	124
5.50%, 06/01/2020	1	1
6.00%, 06/01/2020	639	641
6.00%, 08/01/2020	603	608
6.00%, 07/01/2021	1,207	1,211
6.00%, 07/01/2021	63	63
6.00%, 03/01/2022	109	109
6.50%, 03/01/2022	1,209	1,232
5.50%, 02/01/2024	6,741	6,956
8.00%, 08/01/2024	516	570
8.00%, 11/01/2024	337	360
7.50%, 08/01/2025	978	1,065
3.50%, 12/01/2025	880,113	916,066
10.00%, 03/17/2026	1,559	1,563
7.00%, 04/01/2026	1,122	1,247
4.00%, 05/01/2026	980,399	1,022,857
3.50%, 08/01/2026	1,002,513	1,043,540
3.50%, 01/01/2027	178,887	186,216
6.50%, 01/01/2028	39,794	43,782
2.50%, 03/01/2028	8,183,941	8,257,367
2.50%, 04/01/2028	2,172,716	2,192,216
2.50%, 06/01/2028	875,290	883,158
3.00%, 07/01/2028	1,697,748	1,736,019
8.50%, 07/01/2028	2,558	2,903
3.00%, 08/01/2028	935,694	958,105
3.00%, 09/01/2028	3,494,916	3,575,795
3.00%, 10/01/2028	1,431,340	1,467,531
7.00%, 12/01/2028	42,691	48,909
3.00%, 05/01/2029	1,413,575	1,449,288
6.50%, 06/01/2029	12,869	14,377
7.00%, 07/01/2029	929	1,018
6.50%, 08/01/2029	85,794	96,898
6.00%, 10/01/2029	11,677	12,856
2.50%, 03/01/2030	1,628,578	1,641,682
2.50%, 07/01/2030	3,744,017	3,774,156
10.00%, 10/01/2030	21,203	22,408

7.00%, 01/01/2031	35,147	39,913
3.00%, 04/01/2031	6,345,630	6,488,628
2.50%, 07/01/2031	3,230,277	3,256,306
2.50%, 08/01/2031	1,888,167	1,903,350
3.00%, 09/01/2031	1,429,901	1,462,088
2.00%, 01/01/2032	6,298,136	6,237,868
3.50%, 01/01/2032	570,323	591,701
7.50%, 01/01/2032	94,833	106,210
3.00%, 02/01/2032	10,059,073	10,292,210
3.00%, 02/01/2032	6,918,989	7,075,079
3.50%, 03/01/2032	234,926	243,733
7.00%, 07/01/2032	3,273	3,626
7.00%, 08/01/2032	5,079	5,839
5.50%, 01/01/2033	67,559	73,379
3.50%, 02/01/2033	161,442	166,425
6.00%, 02/01/2033	11,063	11,403
3.50%, 05/01/2033	803,489	828,224
3.50%, 05/01/2033	215,123	221,762
5.50%, 10/01/2033	39,865	44,502
6.00%, 12/01/2033	12,472	13,708
3.50%, 01/01/2034	8,546,662	8,866,157
5.00%, 01/01/2034	29,596	32,159
6.00%, 01/01/2034	11,674	12,133
6.00%, 01/01/2034	26,564	30,185
5.00%, 06/01/2034	78,845	85,825
5.00%, 09/01/2034	85,683	93,779
6.50%, 11/01/2034	10,726	12,304
6.50%, 01/01/2035	94,393	107,389
5.00%, 03/01/2035	35,586	38,512
5.50%, 07/01/2035	83,527	91,779
5.00%, 08/01/2035	1,323,405	1,449,917
4.50%, 11/01/2035	12,269	13,159
6.50%, 12/01/2035	62,156	72,057
6.50%, 12/01/2035	27,564	29,956
5.50%, 01/01/2036	19,431	21,601
5.00%, 03/01/2036	2,768,048	3,028,587
5.00%, 07/01/2036	2,566	2,808
5.00%, 11/01/2036	74,708	81,735
6.00%, 11/01/2036	9,126	9,889
6.50%, 11/01/2036	110,927	124,565
6.50%, 11/01/2036	23,228	26,723
6.50%, 11/01/2036	216,588	243,172
5.50%, 12/01/2036	36,825	40,938
6.00%, 12/01/2036	17,805	20,203
6.00%, 12/01/2036	8,088	9,159
6.50%, 12/01/2036	112,005	125,779
6.50%, 12/01/2036	262,912	301,223
7.50%, 12/01/2036	303,536	338,831
3.00%, 01/01/2037	3,100,840	3,158,506
6.50%, 01/01/2037	18,500	20,272
6.50%, 01/01/2037	6,270	6,420
6.50%, 02/01/2037	8,628	8,905
7.00%, 02/01/2037	7,814	9,307
5.00%, 03/01/2037	205,686	224,377
5.00%, 06/01/2037	237,760	258,858
6.50%, 06/01/2037	8,441	8,904
5.00%, 08/01/2037	221,080	240,526
3.50%, 11/01/2037	3,218,726	3,321,512
6.50%, 11/01/2037	42,832	49,759
3.00%, 12/01/2037	892,535	906,935

3.00%, 01/01/2038	1,326,301	1,350,976
7.50%, 01/01/2038	65,316	77,998
7.50%, 01/01/2038	35,712	42,171
5.00%, 02/01/2038	244,686	265,503
5.00%, 03/01/2038	241,037	263,197
5.00%, 03/01/2038	70,080	76,138
5.00%, 03/01/2038	256,118	278,132
5.00%, 03/01/2038	285,576	310,128
6.50%, 03/01/2038	57,867	67,407
5.00%, 04/01/2038	168,426	182,783
5.50%, 05/01/2038	60,020	65,229
5.50%, 08/01/2038	76,380	84,870
5.00%, 09/01/2038	193,364	210,009
5.00%, 09/01/2038	33,549	36,437
7.50%, 09/01/2038	30,249	35,176
5.00%, 11/01/2038	76,457	82,921
5.00%, 11/01/2038	1,414	1,535
5.00%, 12/01/2038	726	781
5.00%, 12/01/2038	228,298	247,957
5.50%, 01/01/2039	2,884,103	3,205,538
5.00%, 02/01/2039	473,928	514,756
5.00%, 05/01/2039	8,543	9,414
4.50%, 07/01/2039	213,370	229,235
4.50%, 10/01/2039	1,766,356	1,898,105
5.00%, 10/01/2039	521,809	566,736
4.50%, 11/01/2039	2,035,777	2,187,757
4.50%, 11/01/2039	2,699,140	2,899,923
5.00%, 01/01/2040	124,995	135,763
5.00%, 03/01/2040	210,864	228,223
5.00%, 03/01/2040	2,517,712	2,737,369
5.50%, 03/01/2040	26,788	29,076
4.50%, 05/01/2040	964,508	1,036,473
5.50%, 05/01/2040	1,947,143	2,128,271
4.50%, 08/01/2040	460,733	495,129
5.00%, 08/01/2040	1,363,126	1,482,059
5.00%, 08/01/2040	351,981	382,691
5.50%, 08/01/2040	803,479	874,436
4.00%, 09/01/2040	792,948	836,534
4.50%, 09/01/2040	344,158	369,854
4.50%, 09/01/2040	1,432,277	1,539,208
4.00%, 11/01/2040	41,932	44,240
4.00%, 11/01/2040	2,460,916	2,596,438
4.00%, 12/01/2040	1,194,030	1,259,778
4.00%, 12/01/2040	1,433,472	1,512,413
4.00%, 12/01/2040	434,171	458,053
4.00%, 12/01/2040	1,534,840	1,619,361
4.00%, 12/01/2040	1,006,729	1,062,165
4.00%, 01/01/2041	892,027	941,155
4.50%, 03/01/2041	276,874	297,545
5.00%, 04/01/2041	1,066,234	1,150,437
4.50%, 05/01/2041	1,951,097	2,096,720
5.00%, 06/01/2041	352,436	383,187
4.50%, 08/01/2041	718,535	772,184
4.00%, 10/01/2041	4,861,629	5,129,431
4.00%, 11/01/2041	13,377	14,114
4.00%, 01/01/2042	246,150	259,709
3.50%, 05/01/2042	970,813	1,007,423
3.50%, 05/01/2042	2,521,967	2,617,025
4.00%, 05/01/2042	15,968	16,848
3.50%, 06/01/2042	477,230	495,612

3.50%, 06/01/2042	2,823,574	2,926,106
4.00%, 06/01/2042	2,320,735	2,448,016
3.00%, 08/01/2042	2,037,339	2,072,777
3.50%, 08/01/2042	929,580	965,388
3.50%, 09/01/2042	6,317,915	6,563,242
3.50%, 09/01/2042	3,347,086	3,473,310
3.00%, 10/01/2042	5,138,451	5,227,838
3.50%, 10/01/2042	2,896,582	3,008,166
3.50%, 10/01/2042	11,648,226	12,096,919
4.00%, 10/01/2042	103,658	106,829
3.00%, 11/01/2042	6,339,843	6,465,586
3.50%, 11/01/2042	96,822	100,336
3.50%, 11/01/2042	3,275,639	3,399,168
3.50%, 11/01/2042	1,205,675	1,252,081
3.50%, 12/01/2042	3,785,137	3,930,875
3.50%, 01/01/2043	8,459,914	8,785,702
4.00%, 01/01/2043	277,847	293,250
3.00%, 02/01/2043	436,271	443,861
3.00%, 03/01/2043	5,624,698	5,722,545
3.00%, 03/01/2043	2,771,565	2,819,779
3.50%, 03/01/2043	889,473	923,726
3.00%, 04/01/2043	12,769,234	12,991,112
3.00%, 04/01/2043	100,856	102,611
3.50%, 05/01/2043	289,074	299,643
3.00%, 06/01/2043	39,205	39,887
3.50%, 06/01/2043	1,061,601	1,100,152
3.50%, 06/01/2043	1,772,228	1,840,448
4.00%, 06/01/2043	21,729	22,951
3.00%, 07/01/2043	386,131	392,840
3.00%, 07/01/2043	29,263	29,772
3.50%, 07/01/2043	607,448	630,841
3.00%, 08/01/2043	7,449,522	7,579,125
3.00%, 08/01/2043	547,056	556,535
4.00%, 09/01/2043	225,554	238,241
4.00%, 09/01/2043	7,537,663	7,951,829
3.50%, 10/01/2043	248,258	257,819
4.00%, 11/01/2043	94,905	99,913
4.00%, 11/01/2043	200,832	211,086
4.00%, 12/01/2043	252,579	265,193
4.00%, 12/01/2043	1,886,196	1,982,252
4.00%, 12/01/2043	918,567	963,599
4.50%, 12/01/2043	971,249	1,042,215
4.00%, 01/01/2044	579,525	609,122
4.00%, 01/01/2044	151,765	159,260
4.00%, 03/01/2044	3,203,878	3,360,166
4.50%, 03/01/2044	697,703	742,829
3.50%, 05/01/2044	15,885,067	16,546,019
4.00%, 05/01/2044	125,605	131,637
4.50%, 05/01/2044	1,068,381	1,137,451
4.50%, 07/01/2044	327,709	348,829
4.50%, 07/01/2044	35,980	37,720
4.50%, 09/01/2044	2,042,621	2,174,367
4.00%, 10/01/2044	8,645,652	9,110,426
3.50%, 01/01/2045	13,823,155	14,354,243
4.00%, 01/01/2045	517,552	541,631
3.00%, 05/01/2045	1,166,691	1,187,152
3.00%, 05/01/2045	2,527,225	2,577,401
3.00%, 06/01/2045	605,131	614,652
3.50%, 06/01/2045	1,604,279	1,659,315
3.00%, 10/01/2045	5,291,245	5,383,251

4.00%, 10/01/2045	767,236	802,817
4.00%, 10/01/2045	9,943,301	10,404,426
4.00%, 11/01/2045	14,566,740	15,242,266
3.50%, 12/01/2045	6,195,116	6,395,230
4.50%, 12/01/2045	1,415,229	1,506,411
3.50%, 01/01/2046	10,344,727	10,723,477
4.00%, 01/01/2046	3,752,342	3,959,117
3.00%, 03/01/2046	6,462,901	6,551,360
3.00%, 04/01/2046	4,507,276	4,568,504
3.00%, 05/01/2046	12,150,755	12,315,189
3.50%, 05/01/2046	3,933,508	4,056,311
4.00%, 05/01/2046	384,616	402,450
4.00%, 06/01/2046	11,763,687	12,309,115
3.50%, 07/01/2046	2,496,507	2,572,909
3.50%, 07/01/2046	4,512,188	4,648,891
3.50%, 08/01/2046	12,024,044	12,482,965
3.50%, 08/01/2046	8,132,671	8,469,657
4.00%, 08/01/2046	2,787,222	2,916,446
3.00%, 09/01/2046	23,436,165	23,748,504
4.50%, 09/01/2046	5,005,009	5,285,032
3.00%, 10/01/2046	22,547,966	22,996,004
3.00%, 10/01/2046	955,911	968,553
3.50%, 10/01/2046	15,826,920	16,365,274
4.50%, 10/01/2046	4,145,242	4,370,801
3.00%, 11/01/2046	5,993,863	6,065,405
4.50%, 11/01/2046	13,863,506	14,885,901
3.00%, 12/01/2046	2,386,420	2,414,780
3.50%, 12/01/2046	8,780,866	9,078,010
3.50%, 12/01/2046	457,698	471,353
3.50%, 01/01/2047	4,400,476	4,541,179
4.00%, 01/01/2047	13,157,685	13,929,035
3.00%, 03/01/2047	3,150,016	3,190,325
4.50%, 03/01/2047	1,069,626	1,137,119
4.00%, 04/01/2047	2,072,198	2,164,738
3.00%, 05/01/2047	17,348,593	17,639,708
4.50%, 07/01/2047	6,450,256	6,903,909
4.50%, 07/01/2047	2,168,829	2,284,797
3.50%, 08/01/2047	2,841,597	2,926,323
4.00%, 09/01/2047	9,215,834	9,710,481
3.50%, 10/01/2047	11,647,233	11,989,442
3.50%, 10/01/2047	1,069,120	1,100,998
3.50%, 10/01/2047	26,515,696	27,306,268
4.00%, 10/01/2047	920,119	958,571
4.50%, 10/01/2047	2,068,980	2,198,871
4.50%, 11/01/2047	1,623,883	1,710,712
5.00%, 12/01/2047	6,962,771	7,383,158
3.50%, 01/01/2048	3,846,728	3,959,746
3.50%, 01/01/2048	10,069,037	10,368,794
4.50%, 02/01/2048	3,646,121	3,836,317
5.00%, 02/01/2048	2,347,617	2,489,356
3.50%, 03/01/2048	7,474,711	7,690,714
4.00%, 04/01/2048	6,546,015	6,806,729
3.50%, 05/01/2048	12,807,450	13,155,272
4.00%, 06/01/2048	1,836,985	1,909,497
4.00%, 06/01/2048	5,919,443	6,125,694
4.00%, 07/01/2048	5,609,600	5,835,472
3.50%, 08/01/2048	539,010	552,507
4.00%, 08/01/2048	9,498,120	9,858,588
5.00%, 08/01/2048	13,973,837	14,851,579
4.50%, 09/01/2048	409,658	446,692

4.50%, 09/01/2048	581,826	631,596
4.50%, 09/01/2048	658,193	714,493
4.50%, 09/01/2048	447,414	483,504
4.00%, 10/01/2048	11,299,220	11,752,646
4.50%, 11/01/2048	8,019,977	8,422,076
4.50%, 12/01/2048	790,257	861,711
5.00%, 12/01/2048	10,139,980	10,776,937
4.00%, 02/01/2049	5,255,266	5,488,368
3.50%, 05/01/2049	9,801,264	10,023,042
Freddie Mac Multifamily Structured Pass Through Certificates
1.66%, 06/25/2020(5)	48,560,624	509,833
2.60%, 09/25/2020	234,269	234,310
1.53%, 05/25/2022(5)	51,454,952	1,752,880
2.36%, 08/25/2022	2,661,339	2,677,709
2.86%, 08/25/2022	6,965,000	7,092,446
3.07%, 08/25/2022	2,438,000	2,498,034
2.84%, 09/25/2022	2,665,000	2,710,280
3.13% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022(2)	871,962	872,819
0.95%, 10/25/2022(5)	21,340,813	509,811
2.31%, 12/25/2022	4,973,239	5,002,028
2.52%, 01/25/2023	2,000,000	2,015,945
2.62%, 01/25/2023	8,500,000	8,637,351
3.11%, 02/25/2023	13,450,000	13,910,267
3.32%, 02/25/2023	5,550,000	5,780,746
3.49%, 01/25/2024	18,300,000	19,303,389
3.10%, 02/25/2024(5)	11,250,000	11,670,108
3.39%, 03/25/2024	4,286,000	4,510,688
2.91%, 04/25/2024	9,500,000	9,810,203
3.04%, 07/25/2024	10,000,000	10,330,802
2.81%, 09/25/2024	6,287,000	6,418,347
2.77%, 05/25/2025	4,250,000	4,352,185
3.33%, 08/25/2025(5)	10,000,000	10,590,129
1.50%, 03/25/2026(5)	27,585,273	2,135,991
2.57%, 07/25/2026	10,075,000	10,228,929
3.17%, 09/25/2026(5)	7,915,000	8,300,767
3.36%, 12/25/2026(5)	27,000,000	28,622,220
3.41%, 12/25/2026	15,125,000	16,170,844
3.51%, 01/25/2027(5)	23,250,000	24,870,513
3.22%, 03/25/2027	8,625,000	9,109,778
3.24%, 04/25/2027	7,030,000	7,433,918
3.33%, 05/25/2027	1,779,000	1,884,604
3.12%, 06/25/2027	4,263,000	4,471,812
3.24%, 08/25/2027	2,846,000	3,011,527
3.19%, 09/25/2027(5)	35,150,000	37,064,789
3.25%, 09/25/2027(5)	4,900,000	5,159,464
3.30%, 11/25/2027(5)	4,589,000	4,879,582
3.36%, 11/25/2027(5)	18,922,000	20,088,208
3.36%, 12/25/2027	3,332,000	3,544,810
3.35%, 01/25/2028	5,167,000	5,508,644
3.34%, 04/25/2028(5)	12,045,000	12,585,527
3.90%, 04/25/2028	8,575,000	9,461,398
3.85%, 05/25/2028(5)	6,340,000	7,001,332
3.85%, 05/25/2028(5)	3,550,000	3,902,372
3.93%, 06/25/2028	4,761,000	5,291,923
3.90%, 08/25/2028(5)	9,874,000	10,966,093
3.92%, 09/25/2028(5)	16,096,000	17,921,203
4.05%, 09/25/2028(5)	3,480,000	3,906,911
4.03%, 10/25/2028(5)	5,600,000	6,251,320
3.92%, 12/25/2028(5)	4,100,000	4,550,687
3.76%, 01/25/2029(5)	11,600,000	12,734,757

3.08%, 01/25/2031	4,126,000	4,265,111
3.99%, 05/25/2033(5)	16,700,000	18,751,241
3.90%, 10/25/2033(5)	6,500,000	7,253,226
Freddie Mac Non Gold Pool
4.25% (1 Year CMT Index + 2.13%), 07/01/2026(2)	3,430	3,445
4.63% (1 Year CMT Index + 2.11%), 01/01/2027(2)	3,974	4,132
4.77% (1 Year CMT Index + 2.26%), 04/01/2030(2)	1,272	1,335
4.73% (1 Year CMT Index + 2.37%), 09/01/2032(2)	4,254	4,472
4.84% (1 Year CMT Index + 2.24%), 05/01/2033(2)	151,723	160,062
4.73% (1 Year CMT Index + 2.23%), 12/01/2033(2)	21,870	23,041
4.69% (1 Year LIBOR USD + 1.75%), 04/01/2034(2)	21,994	23,105
4.79% (1 Year CMT Index + 2.37%), 09/01/2034(2)	91,762	96,951
4.92% (1 Year CMT Index + 2.25%), 01/01/2035(2)	49,928	52,665
4.95% (1 Year CMT Index + 2.25%), 01/01/2035(2)	122,027	128,547
4.42% (1 Year LIBOR USD + 1.67%), 08/01/2035(2)	6,133	6,407
4.93% (6 Month LIBOR USD + 2.13%), 12/01/2035(2)	31,827	33,528
4.62% (1 Year LIBOR USD + 1.70%), 02/01/2036(2)	15,584	16,331
4.67% (1 Year CMT Index + 2.25%), 02/01/2036(2)	63,434	66,776
5.17% (1 Year LIBOR USD + 2.04%), 03/01/2036(2)	69,975	74,201
5.34% (1 Year LIBOR USD + 2.47%), 03/01/2036(2)	49,644	53,138
4.75% (1 Year CMT Index + 2.25%), 05/01/2036(2)	53,781	56,938
4.75% (1 Year CMT Index + 2.25%), 05/01/2036(2)	78,070	82,722
5.22% (1 Year LIBOR USD + 2.33%), 05/01/2036(2)	16,897	18,109
4.88% (1 Year LIBOR USD + 1.94%), 06/01/2036(2)	211,078	223,434
4.92% (1 Year LIBOR USD + 1.99%), 06/01/2036(2)	77,346	81,923
4.43% (1 Year CMT Index + 2.25%), 07/01/2036(2)	24,237	25,541
4.54% (6 Month LIBOR USD + 1.75%), 07/01/2036(2)	36,749	38,284
4.67% (1 Year CMT Index + 2.25%), 07/01/2036(2)	38,792	40,900
4.38% (6 Month LIBOR USD + 1.63%), 08/01/2036(2)	2,032	2,103
4.54% (6 Month LIBOR USD + 1.66%), 08/01/2036(2)	179,196	186,129
4.57% (6 Month LIBOR USD + 1.70%), 08/01/2036(2)	44,798	46,600
4.54% (1 Year LIBOR USD + 1.76%), 09/01/2036(2)	69,460	72,821
4.76% (1 Year LIBOR USD + 1.88%), 09/01/2036(2)	107,308	113,333
4.35% (1 Year LIBOR USD + 1.60%), 10/01/2036(2)	25,201	26,646
4.45% (6 Month LIBOR USD + 1.80%), 10/01/2036(2)	39,129	40,823
4.46% (6 Month LIBOR USD + 1.73%), 10/01/2036(2)	91,222	95,047
4.51% (6 Month LIBOR USD + 1.70%), 10/01/2036(2)	49,903	51,769
4.73% (1 Year CMT Index + 2.36%), 10/01/2036(2)	53,979	57,143
5.02% (1 Year LIBOR USD + 2.20%), 10/01/2036(2)	25,220	26,799
4.52% (1 Year LIBOR USD + 1.64%), 11/01/2036(2)	75,082	78,608
4.54% (1 Year LIBOR USD + 1.78%), 11/01/2036(2)	51,479	54,076
4.57% (1 Year CMT Index + 2.25%), 11/01/2036(2)	129,551	136,540
4.63% (1 Year LIBOR USD + 1.67%), 11/01/2036(2)	16,804	17,636
4.74% (1 Year CMT Index + 2.24%), 11/01/2036(2)	41,616	43,875
4.44% (1 Year LIBOR USD + 1.59%), 12/01/2036(2)	237,483	248,245
4.46% (1 Year LIBOR USD + 1.67%), 12/01/2036(2)	168,365	176,360
4.61% (1 Year LIBOR USD + 1.69%), 12/01/2036(2)	6,925	7,280
4.97% (1 Year LIBOR USD + 1.99%), 12/01/2036(2)	99,800	105,791
5.00% (1 Year LIBOR USD + 2.13%), 12/01/2036(2)	2,006	2,156
4.29% (6 Month LIBOR USD + 1.67%), 01/01/2037(2)	14,983	15,610
5.06% (1 Year LIBOR USD + 1.93%), 01/01/2037(2)	35,555	37,753
4.77% (1 Year LIBOR USD + 1.70%), 02/01/2037(2)	9,532	10,024
4.92% (1 Year LIBOR USD + 1.88%), 02/01/2037(2)	4,688	4,945
4.99% (6 Month LIBOR USD + 2.11%), 02/01/2037(2)	64,013	67,357
5.04% (1 Year LIBOR USD + 1.92%), 02/01/2037(2)	51,921	54,776
5.48% (1 Year LIBOR USD + 2.36%), 02/01/2037(2)	5,741	6,098
4.72% (6 Month LIBOR USD + 1.89%), 03/01/2037(2)	136,186	142,607
5.29% (1 Year LIBOR USD + 2.29%), 03/01/2037(2)	13,355	14,158
5.48% (1 Year LIBOR USD + 2.35%), 03/01/2037(2)	12,617	13,272
4.91% (1 Year LIBOR USD + 1.91%), 04/01/2037(2)	1,809	1,868

5.00% (1 Year LIBOR USD + 1.98%), 04/01/2037(2)	28,659	30,288
4.20% (6 Month LIBOR USD + 1.52%), 05/01/2037(2)	83,159	86,034
4.66% (6 Month LIBOR USD + 2.01%), 05/01/2037(2)	58,121	61,087
4.68% (6 Month LIBOR USD + 2.01%), 05/01/2037(2)	28,704	30,228
4.85% (6 Month LIBOR USD + 2.12%), 05/01/2037(2)	5,260	5,522
5.06% (1 Year LIBOR USD + 2.18%), 05/01/2037(2)	59,014	63,103
5.13% (1 Year LIBOR USD + 2.05%), 05/01/2037(2)	113,686	120,722
4.71% (1 Year LIBOR USD + 1.87%), 07/01/2037(2)	12,419	13,001
4.50% (1 Year LIBOR USD + 1.75%), 11/01/2037(2)	5,487	5,705
5.07% (1 Year LIBOR USD + 2.08%), 04/01/2038(2)	51,292	54,620
4.93% (1 Year LIBOR USD + 1.90%), 05/01/2038(2)	28,369	30,270
4.66% (1 Year LIBOR USD + 1.84%), 07/01/2040(2)	52,974	55,655
Freddie Mac Reference REMIC
6.00%, 04/15/2036	330,158	379,614
6.00%, 05/15/2036	436,537	500,257
Freddie Mac REMICS
0.00%, 02/15/2020	12,594	12,507
5.00%, 02/15/2020	3,752	34
5.00%, 02/15/2020	1,676	11
6.50%, 03/15/2020	546	550
9.00%, 10/15/2020	63	64
6.95%, 01/15/2021	20	20
9.50%, 01/15/2021	11	11
9.00%, 04/15/2021	120	125
3.34% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021(2)	44	44
5.00%, 05/15/2021	32	33
7.00%, 05/15/2021	1,482	1,516
25.86% (1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021(2)(9)	28	29
34.45% (1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021(2)(9)	31	34
6.00%, 07/15/2021(5)	197	199
5.50%, 08/15/2021	75	75
7.00%, 09/15/2021	299	301
8.50%, 09/15/2021	946	996
7.06%, 11/15/2021(5)	20,553	20,860
5.00%, 03/15/2022	43,458	43,598
7.00%, 03/15/2022	391	403
7.00%, 05/15/2022	574	599
7.50%, 08/15/2022	854	907
8.00%, 08/15/2022	2,142	2,277
3.54% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022(2)	1,416	1,434
5.50%, 10/15/2022	36,223	37,187
3.46% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022(2)(9)	1,449	1,483
5.50%, 12/15/2022	11,674	11,972
1.96% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023(2)	218	221
7.50%, 02/15/2023	12,189	12,957
5.50%, 03/15/2023	124,781	130,175
3.54% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023(2)	7,908	8,023
5.50%, 04/15/2023	147,000	153,712
7.00%, 04/15/2023	11,671	12,342
7.50%, 04/15/2023	2,427	2,584
5.00%, 05/15/2023	12,210	12,603
6.61% (3 Month Treasury + 8.90%, 8.90% Cap), 05/15/2023(2)(9)	5,407	5,787
7.00%, 05/15/2023	1,302	1,387
5.60%, 06/15/2023	25,459	26,567
1.83% (10 Year Treasury + -0.70%, 10.00% Cap), 07/15/2023(2)	5,310	5,231
6.21% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023(2)(9)	8,124	8,461
23.71% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023(2)(9)	1,115	1,342
2.60% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023(2)	296	303
6.50%, 09/15/2023	35,547	37,916
7.00%, 09/15/2023	8,880	9,478

24.17% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023(2)(9)	4,138	5,575
6.25%, 10/15/2023	5,481	5,799
14.82% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023(2)(9)	4,463	5,286
5.00%, 11/15/2023	159,907	166,903
5.50%, 11/15/2023	36,374	37,506
6.00%, 11/15/2023	13,716	14,454
5.00%, 12/15/2023	16,421	17,112
6.50%, 12/15/2023	12,036	12,771
6.50%, 12/15/2023	8,565	9,132
7.00%, 01/15/2024	4,951	5,311
0.00%, 02/15/2024	3,437	3,349
0.00%, 02/15/2024	5,959	5,664
7.00%, 02/15/2024	1,655	1,861
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024(2)(9)	2,165	2,582
13.75% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024(2)	572	686
1.52% (10 Year Treasury + -0.85%, 10.00% Cap), 03/15/2024(2)	400	398
3.04% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024(2)	904	900
7.00%, 03/15/2024	25,999	27,802
7.00%, 03/15/2024	4,527	4,842
26.51% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024(2)(9)	2,967	627
7.50%, 04/15/2024	15,271	16,367
0.00%, 05/15/2024	3,761	3,608
8.23% (10 Year Treasury + 10.60%, 10.00% Cap), 05/15/2024(2)(9)	9,004	1,327
6.00%, 06/15/2024	16,186	17,330
7.50%, 08/15/2024	4,961	5,434
4.00%, 12/15/2024	198,832	205,615
5.00%, 12/15/2024	46,778	48,820
20.66% (1 Month LIBOR USD + 33.83%, 33.82% Cap), 04/15/2025(2)(9)	14,082	17,256
4.50%, 06/15/2025	694,039	726,110
10.89% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025(2)(9)	6,688	7,689
17.49% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025(2)(9)	17,378	23,091
3.50%, 01/15/2026	1,864,380	1,931,669
5.00%, 03/15/2026	183,304	184,041
6.50%, 03/15/2026	2,144	2,282
6.50%, 07/15/2026	17,393	18,503
7.50%, 09/15/2026	2,740	3,056
8.00%, 09/15/2026	6,921	7,905
6.50%, 01/15/2027	11,832	13,114
7.50%, 01/15/2027	6,699	7,589
7.50%, 01/15/2027	18,389	20,718
3.09% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027(2)	514	521
6.00%, 05/15/2027	15,199	16,332
7.25%, 07/15/2027	767	865
7.50%, 09/15/2027	5,791	6,645
6.50%, 12/15/2027	8,737	9,616
7.00%, 03/15/2028	10,903	1,846
7.50%, 03/15/2028	33,910	38,706
7.50%, 05/15/2028	11,762	13,378
6.50%, 06/15/2028	17,390	19,449
7.00%, 06/15/2028	2,126	2,392
6.00%, 07/15/2028	8,636	9,463
6.25%, 08/15/2028	36,965	40,171
6.50%, 08/15/2028	34,530	38,427
6.00%, 09/15/2028	6,714	7,359
7.00%, 10/15/2028	13,348	1,462
6.00%, 11/15/2028	30,976	34,067
6.00%, 12/15/2028	60,740	66,800
2.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029(2)	13,347	13,468
6.00%, 01/15/2029	77,863	86,107
6.00%, 02/15/2029	16,909	18,207

6.25%, 02/15/2029	90,961	99,650
19.98% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029(2)(9)	2,142	3,250
7.00%, 04/15/2029	1,195	129
7.00%, 06/15/2029	68,762	77,573
7.50%, 06/15/2029	5,728	658
7.00%, 07/15/2029	37,378	42,697
7.00%, 08/15/2029	17,103	19,527
4.00%, 11/15/2029	109,904	4,273
7.50%, 11/15/2029	95	110
8.00%, 11/15/2029	16,096	18,262
7.00%, 01/15/2030	34,893	40,068
8.00%, 01/15/2030	9,592	11,203
8.00%, 01/15/2030	34,946	41,247
8.00%, 03/15/2030	7,731	9,107
5.00%, 04/15/2030	702,000	785,821
8.00%, 04/15/2030	10,633	12,377
7.50%, 05/15/2030	7,922	9,206
7.50%, 08/15/2030	8,282	9,487
7.25%, 09/15/2030	20,837	24,289
7.00%, 10/15/2030	23,507	27,029
7.50%, 10/15/2030	39	39
7.50%, 10/15/2030	2,277	2,665
4.00%, 12/15/2030	3,566,772	3,789,043
7.25%, 12/15/2030	25,337	29,241
7.00%, 03/15/2031	14,781	16,912
6.50%, 05/15/2031	5,776	6,562
7.00%, 06/15/2031	12,438	14,348
8.50%, 06/15/2031	28,692	34,171
6.00%, 07/15/2031	9,757	10,981
7.00%, 07/15/2031	29,387	33,836
6.50%, 08/15/2031	173,550	204,283
6.50%, 08/15/2031	18,609	20,664
6.50%, 08/15/2031	16,741	18,774
6.50%, 08/15/2031	13,612	15,380
6.50%, 10/15/2031	15,093	16,777
6.50%, 01/15/2032	25,048	28,498
6.50%, 01/15/2032	20,328	23,101
3.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032(2)	72,561	73,650
5.61% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032(2)(9)	70,422	12,623
6.26% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032(2)(9)	14,748	3,243
6.38%, 02/15/2032	17,784	19,217
6.50%, 02/15/2032	33,795	38,425
6.50%, 02/15/2032	29,562	33,623
11.31% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032(2)(9)	39,612	51,004
13.27% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032(2)(9)	35,693	49,936
5.56% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032(2)(9)	30,164	5,447
5.61% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032(2)(9)	19,678	3,436
6.50%, 03/15/2032	43,963	48,968
6.50%, 03/15/2032	45,394	52,148
7.00%, 03/15/2032	33,861	39,160
7.00%, 03/15/2032	27,170	31,273
6.50%, 04/15/2032	72,764	82,654
6.50%, 04/15/2032	99,718	111,823
6.50%, 04/15/2032	10,915	12,425
7.00%, 04/15/2032	56,918	65,344
7.00%, 04/15/2032	18,856	21,225
6.50%, 05/15/2032	32,452	37,148
7.00%, 05/15/2032	29,652	34,579
6.50%, 06/15/2032	21,506	24,091
6.50%, 06/15/2032	39,160	44,523

6.50%, 06/15/2032	29,357	32,448
6.50%, 07/15/2032	46,373	53,924
6.50%, 07/15/2032	34,406	38,935
0.00%, 09/15/2032	1,095,117	1,009,485
6.00%, 09/15/2032	42,098	47,542
0.00%, 12/15/2032	21,858	19,467
3.14% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032(2)	44,511	45,279
6.00%, 12/15/2032	45,565	51,335
6.00%, 12/15/2032	84,058	95,434
12.85% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032(2)(9)	26,242	35,534
6.00%, 01/15/2033	60,096	68,379
6.00%, 02/15/2033	43,637	49,739
6.00%, 02/15/2033	202,071	226,863
6.00%, 03/15/2033	34,881	37,674
6.50%, 03/15/2033	22,717	4,894
10.46% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033(2)(9)	81,910	101,438
5.00%, 07/15/2033	532,134	587,032
5.58% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033(2)(9)	462	535
8.50% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033(2)(9)	26,274	32,331
3.00%, 08/15/2033	495,000	505,526
10.37% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033(2)(9)	23,202	28,496
5.86% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033(2)(9)	643,641	703,770
11.23% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033(2)(9)	10,878	14,069
2.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033(2)	184,965	187,126
5.00%, 01/15/2034	284,638	315,996
5.50%, 02/15/2034	4,769	4,955
6.00%, 05/15/2034	153,548	168,376
15.71% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034(2)(9)	52,721	65,179
0.00%, 07/15/2034	118,288	105,718
4.61% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034(2)	46,021	48,608
0.00%, 02/15/2035	35,821	31,584
17.63% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035(2)(9)	46,069	60,785
0.00%, 04/15/2035	54,276	50,791
6.00%, 04/15/2035	1,057,000	1,202,953
2.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035(2)	61,096	61,100
2.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035(2)	74,588	74,274
10.73% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035(2)(9)	2,042	2,531
0.00%, 08/15/2035	7,514	6,539
3.19% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035(2)	59,762	60,906
0.00%, 09/15/2035	22,279	20,807
12.02% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035(2)(9)	34,338	47,139
6.00%, 01/15/2036	137,851	155,854
15.79% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036(2)(9)	8,612	12,292
0.00%, 02/15/2036	89,944	83,237
0.00%, 02/15/2036	29,718	26,346
0.00%, 02/15/2036	30,905	28,329
0.00%, 02/15/2036	25,854	22,898
0.00%, 03/15/2036	55,390	50,047
0.00%, 03/15/2036	51,495	47,650
0.00%, 03/15/2036	7,399	6,709
6.00%, 03/15/2036	2,471	3,716
0.00%, 04/15/2036	71,024	62,519
0.00%, 04/15/2036	130,310	116,388
0.00%, 04/15/2036	38,215	34,603
0.00%, 04/15/2036	109,821	101,948
6.00%, 04/15/2036	85,546	97,568
6.00%, 04/15/2036	716,459	818,529
6.00%, 04/15/2036	72,032	14,495
0.00%, 05/15/2036	38,511	34,130
0.00%, 05/15/2036	14,046	11,603

0.00%, 05/15/2036	10,612	9,438
0.00%, 05/15/2036	55,664	48,562
2.84% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036(2)	480,741	481,687
2.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036(2)	136,929	137,211
0.00%, 06/15/2036	108,057	99,211
6.00%, 06/15/2036	21,876	24,136
13.08% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036(2)(9)	21,083	27,718
0.00%, 07/15/2036	27,777	24,926
4.71% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036(2)(9)	10,296	602
6.50%, 07/15/2036	79,394	89,475
6.50%, 07/15/2036	109,052	122,698
0.00%, 08/15/2036	38,193	34,330
4.26% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036(2)(9)	572,084	87,503
5.50%, 08/15/2036	169,621	190,289
5.50%, 08/15/2036	60,480	65,376
0.00%, 09/15/2036	21,167	18,361
0.00%, 09/15/2036	17,382	14,095
0.00%, 10/15/2036	43,588	38,761
4.31% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036(2)(9)	58,732	8,930
7.50%, 11/15/2036	552,540	651,415
0.00%, 12/15/2036	21,900	19,302
7.00%, 12/15/2036	1,342,162	1,570,841
7.50%, 12/15/2036	482,053	578,320
0.00%, 01/15/2037	23,224	20,369
3.75% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037(2)(9)	36,457	5,913
0.00%, 02/15/2037	62,009	56,883
0.00%, 02/15/2037	6,429	5,875
2.83% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037(2)	41,645	41,716
6.00%, 02/15/2037	75,938	84,474
0.00%, 03/15/2037	11,764	11,257
4.06% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037(2)(9)	62,507	10,191
4.50%, 03/15/2037	2,000,000	2,178,664
0.00%, 04/15/2037	26,798	23,513
6.00%, 04/15/2037	64,520	73,058
0.00%, 05/15/2037	240,892	211,111
0.00%, 05/15/2037	44,028	40,901
0.00%, 05/15/2037	1,545	1,397
6.00%, 05/15/2037	75,149	76,055
0.00%, 06/15/2037	23,055	20,824
0.00%, 06/15/2037	4,694	4,237
0.00%, 07/15/2037	321,958	288,635
2.89% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037(2)	866,202	863,798
4.21% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037(2)(9)	45,788	7,202
4.00%, 08/15/2037	57,456	301
0.00%, 09/15/2037	34,081	29,492
2.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037(2)	17,065	17,228
3.07% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037(2)	664,575	673,765
4.03% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037(2)(9)	263,556	28,066
4.06% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037(2)(9)	180,542	20,205
3.61% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038(2)(9)	343,361	47,318
11.46% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038(2)(9)	12,678	14,905
5.50%, 03/15/2038	456,126	508,666
4.41% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038(2)(9)	139,974	20,099
5.50%, 05/15/2038	37,462	40,844
3.81% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038(2)(9)	142,046	21,429
6.00%, 06/15/2038	380,159	422,027
6.00%, 06/15/2038	14,053	15,766
3.46% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038(2)(9)	238,894	38,309
5.72%, 10/15/2038(5)	110,019	119,744
5.50%, 01/15/2039	198,204	221,769

3.61% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039(2)(9)	93,262	14,412
4.35%, 02/15/2039(5)	83,220	85,864
2.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039(2)	362,369	364,161
2.84% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039(2)	384,122	384,826
3.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039(2)(9)	23,911	1,425
3.91% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039(2)(9)	125,065	8,283
3.59% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039(2)	31,697	32,422
4.50%, 07/15/2039	565,765	594,327
2.84% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039(2)	94,530	94,904
3.50%, 08/15/2039	469,137	479,559
0.00%, 10/15/2039	114,122	99,524
5.00%, 10/15/2039	286,289	29,085
3.86% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039(2)(9)	110,444	14,481
0.00%, 01/15/2040	110,958	98,939
1.77%, 01/15/2040(5)	770,930	35,071
9.52% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040(2)(9)	348,469	444,955
2.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 03/15/2040(2)	447,303	448,865
4.00%, 03/15/2040	875,635	905,501
3.50%, 09/15/2040	829,408	851,148
2.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040(2)	148,496	149,325
3.61% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(9)	374,299	49,979
3.61% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(9)	507,565	76,627
2.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040(2)	1,465,318	1,474,145
3.00%, 12/15/2040	1,313,163	1,339,364
5.00%, 12/15/2040	1,233,924	1,380,172
2.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041(2)	1,108,289	1,113,595
4.50%, 05/15/2041	1,000,000	1,085,678
5.00%, 05/15/2041	1,270,780	1,519,809
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041(2)(9)	268,591	282,039
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041(2)(9)	808,394	893,629
4.00%, 07/15/2041	1,019,623	1,077,125
2.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041(2)	742,742	743,644
4.00%, 11/15/2041	612,744	647,171
4.00%, 12/15/2041	360,127	386,893
3.50%, 01/15/2042	1,700,000	1,777,422
2.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042(2)	849,707	850,139
2.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042(2)	401,603	402,508
2.84% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042(2)	2,161,999	2,153,695
2.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042(2)	792,616	787,157
3.00%, 06/15/2043	206,000	207,248
4.50%, 09/15/2043	1,000,000	1,159,094
4.00%, 05/15/2044	5,202,591	5,378,004
3.00%, 04/15/2045	2,610,809	2,668,786
3.50%, 10/15/2045	17,981,930	18,534,105
3.75%, 02/15/2046(1)	677,736	685,628
7.36%, 11/15/2046(5)	672,885	790,672
3.50%, 06/15/2048	4,073,955	4,194,525
0.00%, 10/15/2049	356,450	327,262
3.50%, 10/15/2053	9,048,480	9,358,546
Freddie Mac REMICS SER 3443 CL SY V/R
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037(2)(9)	21,177	25,234
Freddie Mac STACR Trust 2019-HRP1
3.16% (1 Month LIBOR USD + 0.75%), 02/25/2049(2)(3)	2,600,000	2,600,442
Freddie Mac Strips
4.50%, 11/15/2020	2,652	25
4.50%, 12/15/2020	2,043	29
0.00%, 04/01/2028	62,065	57,421
5.00%, 09/15/2035	131,464	22,760
5.00%, 09/15/2035	110,486	21,932
5.00%, 09/15/2035	206,978	39,478

5.31% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036(2)(9)	382,525	71,661
2.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042(2)	2,440,243	2,457,774
3.50%, 07/15/2042	5,849,821	6,100,208
2.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042(2)	1,528,436	1,538,130
2.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042(2)	1,373,942	1,386,603
3.00%, 08/15/2042	1,885,872	1,903,751
3.00%, 01/15/2043	476,597	493,116
0.00%, 09/15/2043	966,673	835,196
Freddie Mac Structured Pass-Through Certificates
5.41%, 07/25/2032(5)	58,509	64,298
4.93%, 07/25/2033(5)	171,801	185,741
2.45%, 10/25/2037(5)	1,248,332	1,339,670
7.50%, 02/25/2042	234,519	279,987
7.50%, 08/25/2042(5)	40,302	49,916
6.50%, 02/25/2043	241,653	286,805
7.00%, 02/25/2043	78,254	92,391
5.23%, 05/25/2043	553,082	610,632
0.00%, 07/25/2043	21,129	17,748
7.50%, 07/25/2043	56,329	68,724
0.00%, 09/25/2043	23,978	19,853
7.50%, 09/25/2043	304,869	360,005
0.00%, 10/25/2043	27,242	13,825
7.00%, 10/25/2043	313,520	373,378
3.70% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044(2)	525,489	530,591
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045(3)(5)	2,000,000	2,042,785
FREMF 2013-K35 Mortgage Trust
4.07%, 08/25/2023(3)(5)	2,951,000	3,072,806
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047(3)(5)	2,273,000	2,366,538
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047(3)(5)	6,000,000	6,098,151
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048(3)(5)	3,510,000	3,603,986
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048(3)(5)	2,135,000	2,193,699
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048(3)(5)	4,000,000	4,012,691
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048(3)(5)	1,500,000	1,517,527
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022(3)(5)	4,000,000	4,000,814
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049(3)(5)	4,750,000	4,964,941
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049(3)(5)	2,450,000	2,492,697
FREMF 2016-K722 Mortgage Trust
3.97%, 07/25/2049(3)(5)	1,845,000	1,896,345
Ginnie Mae
3.50%, 07/01/2049(11)	41,865,000	43,232,154
4.00%, 07/01/2049(11)	5,745,000	5,955,276
3.00%, 08/01/2049(11)	40,125,000	40,921,230
Ginnie Mae I Pool
7.50%, 11/15/2022	43	43
7.50%, 03/15/2023	183	188
7.00%, 08/15/2023	209	213
7.00%, 09/15/2023	8,343	8,727
7.00%, 11/15/2023	479	504
6.50%, 01/15/2024	2,769	3,042
7.00%, 02/15/2024	3,277	3,377

9.50%, 10/15/2024	6,100	6,294
9.00%, 11/15/2024	208	214
9.50%, 12/15/2025	777	783
7.50%, 11/15/2026	911	924
7.50%, 07/15/2027	876	881
6.50%, 03/15/2028	7,124	7,825
7.50%, 07/15/2028	655	664
8.00%, 08/15/2028	1,195	1,198
6.50%, 09/15/2028	15,078	16,564
7.50%, 09/15/2028	3,705	4,044
6.50%, 10/15/2028	907	996
6.00%, 11/15/2028	9,419	10,302
7.00%, 09/15/2031	78,893	92,629
6.50%, 01/15/2032	61,673	71,635
6.50%, 07/15/2032	2,345	2,576
6.50%, 02/15/2033	10,196	11,200
7.00%, 02/15/2033	5,690	6,352
5.50%, 04/15/2033	268,054	302,429
6.50%, 04/15/2033	6,044	6,657
5.50%, 06/15/2033	3,118	3,506
7.00%, 06/15/2033	18,174	21,655
5.50%, 12/15/2033	10,744	12,125
5.50%, 07/15/2034	6,861	7,661
5.50%, 09/15/2034	15,401	16,702
7.00%, 06/15/2035	205,844	238,786
6.50%, 12/15/2035	69,565	79,972
7.00%, 04/15/2037	33,530	38,484
7.50%, 10/15/2037	36,974	45,541
4.00%, 06/15/2039	466,640	495,399
4.50%, 04/15/2040	2,485,849	2,678,356
4.00%, 10/15/2040	255,475	271,272
3.50%, 01/15/2042	5,066,195	5,257,913
3.50%, 03/15/2043	1,204,836	1,250,437
3.50%, 04/15/2043	4,480,460	4,663,278
3.00%, 05/15/2043	647,995	663,914
3.50%, 06/15/2043	1,658,567	1,721,136
3.50%, 07/15/2043	633,157	657,097
Ginnie Mae II Pool
8.50%, 03/20/2025	219	225
8.50%, 04/20/2025	1,406	1,524
8.50%, 05/20/2025	3,066	3,308
8.00%, 12/20/2025	505	548
8.00%, 06/20/2026	1,271	1,402
8.00%, 08/20/2026	900	1,023
8.00%, 09/20/2026	1,070	1,231
8.00%, 11/20/2026	960	1,091
8.00%, 10/20/2027	2,294	2,578
8.00%, 11/20/2027	2,044	2,281
8.00%, 12/20/2027	946	1,049
7.50%, 02/20/2028	1,286	1,425
6.00%, 03/20/2028	6,137	6,852
8.00%, 06/20/2028	517	522
8.00%, 08/20/2028	126	130
7.50%, 09/20/2028	4,485	5,065
8.00%, 09/20/2028	334	342
6.50%, 07/20/2029	68,757	78,328
6.00%, 11/20/2033	4,762	5,459
5.00%, 10/20/2037	318,913	348,435
7.00%, 08/20/2038	26,121	30,135
6.00%, 09/20/2038	475,535	541,390

6.00%, 11/20/2038	5,142	5,686
6.00%, 08/20/2039	258,397	289,838
5.50%, 09/20/2039	143,171	152,528
4.50%, 06/20/2040	851,371	908,167
5.00%, 07/20/2040	214,471	235,787
4.00%, 10/20/2040	2,460,923	2,606,372
4.50%, 01/20/2041	675,420	720,601
4.50%, 03/20/2041	637,379	679,960
4.50%, 05/20/2041	318,488	339,767
4.50%, 06/20/2041	2,235,384	2,384,532
4.50%, 09/20/2041	700,116	746,963
3.00%, 06/20/2042	359,579	367,911
4.00%, 06/20/2042	3,134,079	3,318,249
3.00%, 08/20/2042	4,830,537	4,942,478
3.50%, 10/20/2042	5,446,546	5,681,738
4.00%, 10/20/2042	6,489,520	6,868,460
3.00%, 11/20/2042	2,674,669	2,736,649
3.50%, 11/20/2042	1,873,376	1,954,267
3.00%, 12/20/2042	1,359,258	1,390,756
4.00%, 12/20/2042	3,132,688	3,314,925
3.00%, 01/20/2043	1,375,980	1,407,867
4.00%, 02/20/2043	1,427,406	1,510,719
3.00%, 04/20/2043	3,468,461	3,548,842
3.50%, 05/20/2043	1,264,705	1,318,657
3.00%, 09/20/2043	1,052,841	1,077,243
4.50%, 09/20/2043	1,812,755	1,930,243
3.00%, 10/20/2043	156,227	159,848
4.00%, 10/20/2043	4,850,846	5,118,793
4.50%, 10/20/2043	3,460,596	3,681,873
4.50%, 12/20/2043	1,821,095	1,937,746
3.00%, 01/20/2044	926,215	947,682
5.00%, 06/20/2044	884,474	972,782
3.00%, 07/20/2044	430,248	440,221
5.00%, 07/20/2044	779,071	846,933
4.00%, 11/20/2044	2,669,807	2,815,038
3.00%, 12/20/2044	832,305	852,982
4.00%, 12/20/2044	1,873,173	1,975,171
3.50%, 03/20/2045	1,861,158	1,930,739
4.00%, 03/20/2045	482,136	508,398
3.00%, 04/20/2045	7,748,561	7,928,197
3.50%, 04/20/2045	14,877,833	15,426,425
3.00%, 05/20/2045	1,345,587	1,376,782
4.00%, 05/20/2045	6,293,935	6,635,618
3.00%, 07/20/2045	3,057,412	3,128,296
5.00%, 08/20/2045	982,879	1,055,509
3.00%, 10/20/2045	3,444,434	3,524,293
3.50%, 10/20/2045	12,107,006	12,575,508
3.00%, 11/20/2045	812,415	831,251
4.00%, 11/20/2045	5,243,773	5,528,755
4.00%, 01/20/2046	1,243,077	1,310,561
4.50%, 01/20/2046	3,024,788	3,203,667
4.00%, 03/20/2046	1,347,351	1,417,241
3.00%, 04/20/2046	8,342,804	8,535,923
3.50%, 04/20/2046	25,748,457	26,638,505
4.00%, 04/20/2046	3,577,925	3,753,941
3.00%, 05/20/2046	343,309	351,374
4.00%, 05/20/2046	6,149,911	6,461,709
3.50%, 06/20/2046	4,587,728	4,755,037
4.00%, 06/20/2046	2,838,569	2,983,031
3.00%, 07/20/2046	6,585,004	6,737,607

3.50%, 07/20/2046	14,534,771	15,037,213
4.50%, 07/20/2046	1,565,266	1,658,571
3.00%, 08/20/2046	7,662,652	7,840,248
3.00%, 09/20/2046	2,243,204	2,296,569
3.50%, 09/20/2046	1,586,636	1,641,485
4.50%, 09/20/2046	2,743,523	2,917,241
5.00%, 09/20/2046	2,453,346	2,696,573
4.00%, 11/20/2046	2,709,988	2,843,095
4.50%, 11/20/2046	4,858,995	5,189,291
2.50%, 12/20/2046	3,250,547	3,265,485
3.50%, 12/20/2046	10,028,106	10,374,776
3.00%, 01/20/2047	5,056,535	5,173,667
3.50%, 01/20/2047	730,045	755,208
3.00%, 02/20/2047	6,933,195	7,092,748
3.50%, 02/20/2047	9,294,776	9,615,144
4.00%, 02/20/2047	4,762,454	4,970,949
3.00%, 03/20/2047	762,535	780,559
3.50%, 03/20/2047	11,477,811	11,872,248
4.00%, 03/20/2047	10,348,596	10,823,177
4.50%, 03/20/2047	1,080,202	1,141,810
3.00%, 04/20/2047	126,124	129,006
3.00%, 05/20/2047	71,796	73,421
4.00%, 05/20/2047	889,825	928,264
3.00%, 06/20/2047	78,189	79,959
3.50%, 06/20/2047	7,164,079	7,407,341
3.00%, 07/20/2047	180,315	184,396
4.50%, 07/20/2047	11,218,413	11,778,341
3.00%, 08/20/2047	108,315	110,767
4.50%, 08/20/2047	3,038,121	3,189,761
4.00%, 09/20/2047	39,255,116	40,925,250
5.00%, 10/20/2047	568,315	605,432
3.50%, 11/20/2047	5,079,669	5,249,046
5.00%, 11/20/2047	2,520,724	2,684,995
4.25%, 12/20/2047	1,877,145	1,966,217
4.00%, 01/20/2048	2,824,590	2,941,057
4.50%, 01/20/2048	2,602,281	2,729,934
4.50%, 02/20/2048	12,413,563	13,043,921
4.50%, 03/20/2048	1,370,391	1,436,206
4.50%, 04/20/2048	2,014,162	2,132,895
4.50%, 04/20/2048	1,342,859	1,405,952
4.50%, 04/20/2048	4,574,060	4,894,931
4.50%, 04/20/2048	2,877,752	3,033,134
4.50%, 05/20/2048	6,672,359	7,140,169
4.50%, 05/20/2048	10,816,231	11,482,835
4.50%, 05/20/2048	3,027,360	3,178,450
5.00%, 06/20/2048	5,250,892	5,628,748
5.00%, 07/20/2048	1,427,493	1,532,149
5.00%, 07/20/2048	7,443,817	7,980,830
4.50%, 09/20/2048	3,654,529	3,818,832
4.00%, 11/20/2048	8,786,128	9,107,515
4.50%, 12/20/2048	13,796,763	14,383,905
5.00%, 12/20/2048	8,772,954	9,174,048
4.00%, 01/20/2049	12,983,894	13,462,246
4.50%, 01/20/2049	14,911,266	15,599,688
4.00%, 03/20/2049	15,435,437	16,009,625
4.44%, 05/20/2063(5)	309,692	314,584
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	7,765	8,101
GMACM Mortgage Loan Trust 2005-AR3
3.89%, 06/19/2035(5)	81,692	81,445

Gosforth Funding 2018-1 Plc
2.97% (3 Month LIBOR USD + 0.45%), 08/25/2060(2)(3)	6,975,618	6,975,533
Government National Mortgage Association
5.00%, 04/16/2023	16,031	16,059
6.50%, 10/16/2024	81,490	81,420
6.00%, 02/20/2029	94,856	94,776
9.00%, 10/20/2030	18,480	18,459
9.00%, 11/16/2030	1,228	1
9.00%, 11/20/2030	11,948	14,295
5.86% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031(2)(9)	14,826	182
9.00% (1 Month LIBOR USD + 66.27%, 9.00% Cap), 06/16/2032(2)(9)	1,626	1,667
6.50%, 06/20/2032	203,766	203,554
6.50%, 07/20/2032	70,004	69,942
10.31% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032(2)(9)	13,069	14,565
6.00%, 11/20/2032	142,956	151,311
0.00%, 12/20/2032	39,322	38,657
5.50%, 01/16/2033	392,599	430,701
6.50%, 01/20/2033	103,541	116,049
5.31% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033(2)(9)	41,408	2,891
0.00%, 02/17/2033	18,664	18,432
5.32% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033(2)(9)	23,182	4,145
0.00%, 03/16/2033	7,511	7,042
4.91% (1 Month LIBOR USD + 7.67%, 7.67% Cap), 03/17/2033(2)(9)	1,581	1,582
6.50%, 03/20/2033	197,512	220,504
6.50%, 03/20/2033	57,958	63,581
5.50%, 04/20/2033	218,826	237,340
6.50%, 05/20/2033	76,669	85,805
0.00%, 06/16/2033	40,445	35,932
6.00%, 09/16/2033	123,677	137,560
0.00%, 10/20/2033	6,223	5,719
5.82%, 10/20/2033(5)	148,423	167,122
4.16% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033(2)(9)	83,173	9,724
4.16% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033(2)(9)	80,508	11,489
5.50%, 03/16/2034	3,243,000	3,558,951
13.08% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034(2)(9)	39,517	55,838
11.45% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034(2)(9)	3,814	4,445
0.00%, 06/20/2034	71,382	66,475
6.00%, 06/20/2034	265,813	295,312
9.92% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034(2)(9)	27,091	29,890
5.71%, 08/20/2034(5)	79,107	88,141
4.16% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034(2)(9)	278,108	45,200
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034(2)(9)	31,189	33,727
17.76% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034(2)(9)	31,189	45,602
9.08% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034(2)(9)	3,569	3,909
15.60% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034(2)(9)	25,793	35,740
3.72% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034(2)(9)	408,394	57,144
7.43% (1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034(2)(9)	3,112	3,172
3.70% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034(2)(9)	212,007	7,565
4.37% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035(2)(9)	279,615	34,656
10.66% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035(2)(9)	100,435	119,966
4.42% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035(2)(9)	145,888	156,386
5.50%, 07/20/2035	29,194	5,920
12.85% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035(2)(9)	15,852	23,282
0.00%, 08/20/2035	170,053	150,264
13.70% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035(2)(9)	3,093	5,438
3.92% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035(2)(9)	577,553	79,085
5.50%, 09/20/2035	171,643	186,704
0.00%, 10/20/2035	37,082	32,165
0.00%, 11/20/2035	53,385	47,664
6.00%, 12/20/2035	56,084	10,115

5.75%, 02/20/2036	30,798	32,367
0.00%, 03/20/2036	46,352	41,455
0.00%, 05/20/2036	64,189	60,020
4.12% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036(2)(9)	7,890	390
0.00%, 07/20/2036	9,206	8,440
6.50%, 07/20/2036	264,685	304,695
6.50%, 08/20/2036	356,918	400,341
4.32% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036(2)(9)	87,595	15,236
5.56%, 10/20/2036	160,610	172,910
4.42% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036(2)(9)	141,595	19,160
5.87%, 02/20/2037(5)	52,479	59,778
0.00%, 03/20/2037	162,742	150,968
3.82% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037(2)(9)	149,303	20,922
0.00%, 04/16/2037	84,658	72,348
4.42% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037(2)(9)	218,178	38,769
3.82% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037(2)(9)	84,485	8,948
6.00%, 04/20/2037(5)	99,970	111,213
2.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037(2)	60,272	60,168
0.00%, 05/20/2037	13,387	11,810
3.82% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(9)	165,917	19,963
3.82% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(9)	169,555	25,764
0.00%, 06/16/2037	24,571	21,203
0.00%, 06/16/2037	244,630	219,508
4.08% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037(2)(9)	105,363	13,919
3.87% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037(2)(9)	134,100	14,034
4.26% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037(2)(9)	191,473	23,813
4.30% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037(2)(9)	189,702	25,212
4.37% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037(2)(9)	130,491	18,185
4.39% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037(2)(9)	47,400	4,947
0.00%, 09/20/2037	21,728	21,027
4.17% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037(2)(9)	128,028	18,403
13.06% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037(2)(9)	33,354	42,534
5.50%, 10/16/2037	184,314	17,670
8.63% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037(2)(9)	23,120	26,286
0.00%, 11/16/2037	261,676	236,250
4.15% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037(2)(9)	145,165	24,593
3.62% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037(2)(9)	149,360	17,913
4.12% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037(2)(9)	287,543	35,985
4.13% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037(2)(9)	165,660	19,273
4.17% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037(2)(9)	130,515	16,520
12.80% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037(2)(9)	16,325	21,616
4.17% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037(2)(9)	200,194	27,451
0.00%, 01/20/2038	9,415	8,309
5.48%, 01/20/2038(5)	701,664	795,839
3.62% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038(2)(9)	1,313,862	195,295
5.50%, 02/20/2038	32,328	4,156
5.31% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038(2)(9)	78,852	14,128
3.92% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038(2)(9)	205,867	29,342
4.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038(2)(9)	679,059	109,225
3.82% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038(2)(9)	49,117	7,548
6.00%, 06/20/2038	103,010	118,159
3.20% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038(2)	401,738	409,096
3.77% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038(2)(9)	175,995	20,159
5.75%, 07/20/2038	167,833	177,805
3.62% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038(2)(9)	62,558	8,259
5.57%, 08/20/2038(5)	254,720	290,408
3.52% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038(2)(9)	209,006	27,873
3.82% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038(2)(9)	427,457	45,175
5.22% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038(2)(9)	90,508	13,152
6.12%, 11/20/2038(5)	169,688	193,233

4.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/16/2038(2)(9)	7,580	60
3.32% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038(2)(9)	215,859	22,605
3.62% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038(2)(9)	119,044	11,173
4.92% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038(2)(9)	381,721	72,942
5.85%, 12/20/2038(5)	587,742	667,883
6.00%, 12/20/2038	44,575	3,511
5.40%, 01/20/2039(5)	784,970	867,179
3.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039(2)(9)	101,194	12,603
3.76% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039(2)(9)	156,916	14,798
3.57% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039(2)(9)	172,590	20,359
3.66% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039(2)(9)	106,726	10,202
3.92% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(9)	22,916	349
3.92% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(9)	164,691	12,482
6.50%, 03/20/2039	54,951	11,137
6.50%, 03/20/2039	125,175	28,946
3.89% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039(2)(9)	312,636	33,418
5.50%, 05/20/2039	37,476	6,387
6.00%, 05/20/2039	50,472	10,641
4.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039(2)(9)	117,950	3,431
3.57% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039(2)(9)	168,299	21,613
3.70% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039(2)(9)	237,139	28,082
3.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039(2)(9)	273,127	29,089
3.86% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039(2)(9)	263,146	35,753
7.00%, 08/16/2039	142,055	156,747
3.71% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039(2)(9)	418,405	44,878
5.50%, 09/20/2039	317,000	379,638
5.50%, 10/20/2039	939,801	1,055,567
4.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039(2)(9)	336,407	44,217
5.17%, 06/20/2040(5)	167,907	185,217
5.56%, 07/20/2040(5)	247,412	280,347
7.00%, 10/16/2040	484,530	566,727
0.00%, 12/20/2040	647,015	560,061
4.22% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041(2)(9)	330,193	52,498
4.65%, 09/20/2041(5)	377,061	410,729
4.61%, 10/20/2041(5)	679,542	737,001
4.53%, 11/16/2041(5)	397,637	439,800
3.00%, 12/20/2041	1,000,000	1,038,700
3.69%, 01/20/2042(5)	396,494	421,706
3.98%, 09/16/2042(5)	246,540	264,167
4.64%, 10/20/2042(5)	1,266,836	1,367,322
4.75%, 11/20/2042(5)	215,149	235,496
4.49%, 04/20/2043(5)	233,264	246,943
3.50%, 09/20/2046	1,266,381	1,326,519
2.50%, 07/20/2047	5,021,787	5,035,833
3.00%, 11/20/2047	8,993,492	9,119,919
2.92% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060(2)	20,083	19,976
2.90% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060(2)	108,289	108,174
5.23%, 07/20/2060(5)	431,266	442,652
2.77% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060(2)	8,195	8,186
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 5.29% Cap), 01/20/2061(2)	430,011	430,026
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061(2)	1,923,525	1,924,417
3.12% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061(2)	77,157	77,352
3.17% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061(2)	75,655	75,902
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061(2)	533,763	533,641
3.02% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061(2)	111,199	111,239
3.02% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061(2)	5,618,538	5,627,192
3.02% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062(2)	63,865	63,885
3.17% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062(2)	874,374	880,610
2.92% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062(2)	23,464	23,463
3.02% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062(2)	67,505	67,564

3.05% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062(2)	499,512	499,803
3.06% (1 Month LIBOR USD + 0.59%, 0.59% Floor, 5.50% Cap), 09/20/2062(2)	393	393
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.00% Cap), 10/20/2062(2)	11,817	11,817
2.98% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062(2)	2,476,829	2,478,637
3.07% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062(2)	173,760	173,885
2.77% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062(2)	17,559	17,527
2.81% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062(2)	2,187,560	2,179,451
1.65%, 01/20/2063	1,566,887	1,556,348
2.79% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063(2)	1,157,680	1,153,442
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063(2)	51,196	51,211
1.65%, 02/20/2063	2,101,431	2,087,513
2.89% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063(2)	227,869	227,307
2.92% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063(2)	1,273,587	1,272,613
2.88% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063(2)	969,066	967,387
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063(2)	283,908	283,840
1.65%, 04/20/2063	780,473	772,907
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063(2)	2,450,363	2,449,853
3.12% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064(2)	2,661,926	2,673,459
3.12% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064(2)	5,574,477	5,598,803
3.16% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064(2)	2,694,054	2,714,981
3.12% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064(2)	2,651,479	2,661,972
3.07% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064(2)	2,945,403	2,958,099
3.07% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064(2)	3,389,816	3,400,126
3.07% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064(2)	5,443,262	5,467,184
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064(2)	2,267,218	2,268,226
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064(2)	3,565,471	3,564,612
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	2,384,973	2,386,055
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	1,749,750	1,750,539
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064(2)	3,797,496	3,795,208
3.07% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064(2)	1,306,054	1,305,048
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064(2)	3,219,730	3,221,234
2.95% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065(2)	3,678,885	3,677,823
2.96% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065(2)	1,961,987	1,961,271
2.95% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065(2)	7,322,529	7,320,593
2.95% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065(2)	5,334,968	5,333,297
2.92% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065(2)	1,680,515	1,678,969
2.91% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065(2)	3,402,814	3,396,359
2.94% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065(2)	565,790	565,389
3.07% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065(2)	6,411,834	6,440,554
3.47% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066(2)	2,126,034	2,160,368
3.03% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067(2)	6,318,306	6,336,758
2.28% (1 Year LIBOR USD + 0.00%), 05/20/2067(2)	14,931,845	2,040,581
1.65% (1 Year LIBOR USD + 0.00%), 06/20/2067(2)	14,492,609	1,381,876
2.97% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067(2)	6,446,023	6,448,988
2.92% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067(2)	3,499,267	3,497,403
GS Mortgage Securities Corp. II
2.71%, 12/10/2027(3)	1,110,599	1,109,934
4.26%, 07/10/2051(5)	28,521,000	30,950,342
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034(3)	4,200,000	4,329,779
GS Mortgage Securities Trust 2006-GG8
1.12%, 11/10/2039(3)(5)	1,339,592	10,650
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044(3)(5)	258,000	253,875
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,098,698	13,297,083
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046(5)	5,880,000	6,184,545
GS Mortgage Securities Trust 2013-GC16
1.22%, 11/10/2046(5)	16,891,614	654,057

GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,260,000	1,294,968
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	4,486,700	4,715,591
4.07%, 01/10/2047	4,338,000	4,623,112
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,358,675
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,298,707
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049	12,000,000	12,446,402
3.44%, 11/10/2049(5)	1,317,000	1,387,794
GSMPS Mortgage Loan Trust 2004-4
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034(2)(3)	55,793	52,949
GSMPS Mortgage Loan Trust 2005-RP2
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035(2)(3)	100,774	93,418
GSMPS Mortgage Loan Trust 2005-RP3
2.07%, 09/25/2035(3)(5)	469,327	53,594
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035(2)(3)	636,579	563,078
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	22,964	24,239
GSR Mortgage Loan Trust 2003-6F
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032(2)	4,939	4,885
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	68,653	72,381
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	90,355	93,554
6.50%, 05/25/2034	56,215	60,587
GSR Mortgage Loan Trust 2005-5F
2.90% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035(2)	25,659	24,262
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	122,304	129,608
GSR Mortgage Loan Trust 2005-AR6
4.55%, 09/25/2035(5)	6,664	6,790
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	58,080	70,894
6.00%, 02/25/2036	336,829	282,074
Headlands Residential LLC
3.88%, 08/25/2022(1)(3)	6,170,000	6,146,624
3.97%, 06/25/2024(3)	9,000,000	8,999,991
Home Re 2018-1 Ltd.
3.83% (1 Month LIBOR USD + 1.60%), 10/25/2028(2)(3)	1,880,000	1,876,839
Home RE 2019-1 Ltd.
4.05% (1 Month LIBOR USD + 1.65%), 05/25/2029(2)(3)	1,860,000	1,859,998
HomeBanc Mortgage Trust 2005-3
2.64% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035(2)	442,312	440,893
Impac CMB Trust Series 2004-4
4.64%, 09/25/2034(1)	8,872	9,705
Impac CMB Trust Series 2004-7
3.14% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034(2)	926,134	935,510
Impac CMB Trust Series 2005-4
3.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 10.25% Cap), 05/25/2035(2)	97,364	97,907
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	73,379	78,392
Impac Secured Assets Trust 2006-1
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036(2)	244,314	246,180
Impac Secured Assets Trust 2006-2
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036(2)	213,330	213,467
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(3)	5,445,000	5,773,781

JP Morgan Alternative Loan Trust
4.29%, 03/25/2036(5)	31,542	29,701
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037(3)(5)	6,509,278	793
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.43%, 06/12/2043(5)	3,348,300	3,809
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051(5)	1,138,887	11
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,317,716
JP Morgan Mortgage Trust 2004-A3
4.87%, 07/25/2034(5)	19,180	19,699
JP Morgan Mortgage Trust 2004-A4
4.80%, 09/25/2034(5)	45,369	47,349
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	6,454	6,431
JP Morgan Mortgage Trust 2005-A1
4.75%, 02/25/2035(5)	96,192	99,408
JP Morgan Mortgage Trust 2005-A4
4.44%, 07/25/2035(5)	101,989	103,240
JP Morgan Mortgage Trust 2006-A2
4.63%, 11/25/2033(5)	291,405	301,542
4.70%, 08/25/2034(5)	612,363	638,338
JP Morgan Mortgage Trust 2006-A3
4.18%, 08/25/2034(5)	70,289	70,560
JP Morgan Mortgage Trust 2006-A7
4.19%, 01/25/2037(5)	66,223	63,632
4.19%, 01/25/2037(5)	116,164	111,917
JP Morgan Mortgage Trust 2007-A1
4.70%, 07/25/2035(5)	65,045	67,430
4.70%, 07/25/2035(5)	992,213	1,029,995
JP Morgan Mortgage Trust 2007-A2
4.49%, 04/25/2037(5)	242,273	227,159
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	2,288,937	2,416,057
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,053,243
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,540,318
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	2,683,375	2,683,712
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,438,809
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050	20,000,000	21,053,400
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	20,661,878
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036(3)	1,027,000	1,112,286
LB-UBS Commercial Mortgage Trust 2007-C2
0.48%, 02/15/2040(5)	409,868	43
LCCM 2017-LC26
3.29%, 07/12/2050(3)	20,300,000	20,824,051
Lehman Mortgage Trust 2006-2
5.73%, 04/25/2036(5)	53,051	46,839
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	34,992	32,851
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	334,014	229,972

Luminent Mortgage Trust 2005-1
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035(2)	1,467,409	1,447,318
MASTR Adjustable Rate Mortgages Trust 2004-13
4.84%, 04/21/2034(5)	132,625	137,262
MASTR Adjustable Rate Mortgages Trust 2004-15
4.86%, 12/25/2034(5)	38,741	38,034
MASTR Adjustable Rate Mortgages Trust 2004-3
4.19%, 04/25/2034(5)	30,386	28,718
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	29,744	31,105
6.00%, 01/25/2034	23,795	25,154
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	1,196	1,200
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	51,612	51,642
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	195,945	209,674
6.25%, 04/25/2034	42,756	45,866
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	29,718	25,196
6.00%, 07/25/2034	18,914	19,670
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	21,643	18,690
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	481	500
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	30,130	29,270
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	3,555	3,370
5.00%, 12/25/2033	10,267	10,403
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	2,182	1,895
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033	52,630	54,499
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019	37	20
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019	170	124
4.75%, 08/25/2019	163	–
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	220	219
MASTR Reperforming Loan Trust 2005-2
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035(2)(3)	883,233	637,908
MASTR Reperforming Loan Trust 2006-2
4.38%, 05/25/2036(3)(5)	106,086	102,591
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035(3)	24,744	17,893
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
3.69%, 06/25/2037(5)	81,659	81,223
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.55%, 08/25/2033(5)	40,295	42,190
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
3.02% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028(2)	87,819	88,277
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
3.04% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028(2)	106,940	106,947
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.36%, 12/25/2034(5)	80,545	81,305
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.86% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029(2)	34,449	34,273
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.82% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029(2)	61,691	61,638

Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.35%, 08/25/2034(5)	80,083	82,805
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.45%, 02/25/2035(5)	124,091	125,846
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(3)(5)	3,334,147	3,473,884
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(3)(5)	3,650,000	3,718,939
ML Trust XLVII
8.99%, 10/20/2020	37	38
ML-CFC Commercial Mortgage Trust 2006-4
0.76%, 12/12/2049(3)(5)	630,577	29
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	7,792,709	7,909,704
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
3.67%, 02/15/2047	3,733,539	3,797,660
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,540,026
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	28,483,718
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,257,168
3.73%, 05/15/2048	6,507,000	6,935,643
Morgan Stanley Capital I Trust 2006-IQ12
0.78%, 12/15/2043(3)(5)	785,954	42
Morgan Stanley Capital I Trust 2007-HQ11
0.41%, 02/12/2044(3)(5)	260,876	86
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044(3)(5)	456,998	5
Morgan Stanley Capital I Trust 2007-IQ13
0.63%, 03/15/2044(3)(5)	582,994	2,051
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	187,225	187,046
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	323,057	324,131
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029(3)	4,241,000	4,326,147
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	19,880,808
Morgan Stanley Mortgage Loan Trust 2004-3
5.62%, 04/25/2034(5)	196,599	213,208
Morgan Stanley Mortgage Loan Trust 2004-9
3.31%, 10/25/2019(5)	14,738	14,312
MortgageIT Trust 2005-2
2.92% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 05/25/2035(2)	746,064	753,971
MortgageIT Trust 2005-3
3.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 08/25/2035(2)	2,339,355	2,321,610
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.87% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 10.00% Cap), 06/15/2030(2)	215,879	214,946
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.83% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 10.00% Cap), 12/15/2030(2)	51,878	50,596
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034(3)(5)	57,527	57,987
NCUA Guaranteed Notes Trust 2010-R3
2.40%, 12/08/2020	68,547	68,690
2.98% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020(2)	1,213,071	1,215,772
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057(3)(5)	3,750,133	3,914,898
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057(3)(5)	6,319,272	6,574,131

New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057(3)(5)	4,292,748	4,484,397
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057(3)(5)	26,823,247	27,414,230
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,686
5.50%, 05/25/2033	8,988	9,560
6.00%, 05/25/2033	20,252	21,042
Oaktown Re II Ltd.
3.95% (1 Month LIBOR USD + 1.55%), 07/25/2028(2)(3)	2,650,000	2,648,063
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	3	3
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	76,386	81,527
Provident Funding Mortgage Loan Trust 2005-1
4.85%, 05/25/2035(5)	7,524	7,530
Radnor Re 2018-1 Ltd.
3.80% (1 Month LIBOR USD + 1.40%), 03/25/2028(2)(3)	4,404,071	4,415,263
RALI Series 2002-QS16 Trust
11.60% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2017(2)(9)	118	128
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	1,113	1,087
RALI Series 2005-QA6 Trust
5.27%, 05/25/2035(5)	104,312	78,448
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	16,923	16,016
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031(3)	512,000	522,498
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036(3)(5)	197,422	205,843
RBSSP Resecuritization Trust 2009-12
5.44%, 11/25/2033(3)(5)	224,995	232,488
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035(3)	7,003	6,149
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	133	108
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	3,476	3,517
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,924,518	1,971,691
Residential Asset Securitization Trust 2005-A2
2.65% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035(2)(9)	706,254	54,708
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	69,897	68,304
RFMSI Series 2005-SA4 Trust
4.05%, 09/25/2035(5)	38,130	34,976
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058	11,781,570	12,020,270
Sequoia Mortgage Trust 2004-10
3.00% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034(2)	42,787	43,109
Sequoia Mortgage Trust 2004-11
2.98% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034(2)	122,935	122,912
Sequoia Mortgage Trust 2004-12
2.62% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035(2)	114,176	108,290
Sequoia Mortgage Trust 2004-8
3.08% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034(2)	829,776	833,183
3.49% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034(2)	135,460	135,050
Series RR 2014-1 Trust
0.00%, 05/25/2047(3)	1,603,000	1,345,130

Structured Asset Mortgage Investments II Trust 2004-AR5
3.05% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034(2)	127,641	127,803
Structured Asset Mortgage Investments II Trust 2005-AR5
2.64% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035(2)	480,799	475,920
Structured Asset Mortgage Investments Trust 2003-CL1
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032(2)	285,487	279,126
Structured Asset Securities Corp.
4.46%, 12/25/2033(5)	1,342,401	1,336,027
4.53%, 12/25/2033(5)	140,992	144,198
5.21%, 02/25/2034(1)	201,031	209,813
2.75% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035(2)(3)	74,095	66,148
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
4.47%, 11/25/2033(5)	38,046	38,595
Tharaldson Hotel Portfolio Trust 2018-THPT
3.17% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034(2)(3)	1,117,101	1,116,729
Thornburg Mortgage Securities Trust 2003-4
3.04% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043(2)	571,092	576,003
Thornburg Mortgage Securities Trust 2003-5
4.37%, 10/25/2043(5)	2,814,669	2,897,712
Thornburg Mortgage Securities Trust 2004-4
4.16%, 12/25/2044(5)	326,337	333,332
Thornburg Mortgage Securities Trust 2005-1
4.62%, 04/25/2045(5)	798,154	816,009
UBS Commercial Mortgage Trust 2012-C1
2.25%, 05/10/2045(3)(5)	1,586,428	72,750
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050	10,114,000	10,499,033
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	22,225,502
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	10,428,375
UBS-BAMLL Trust
3.66%, 06/10/2030(3)	1,787,000	1,833,301
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.47%, 05/10/2063(3)(5)	5,323,133	179,379
3.53%, 05/10/2063	1,073,000	1,109,061
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	279,681
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	187,082	200,492
Vendee Mortgage Trust 1994-1
5.32%, 02/15/2024(5)	61,287	64,506
6.50%, 02/15/2024	157,886	168,600
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	98,065	109,190
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	45,162	50,177
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	147,857	165,457
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	94,441	106,838
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(3)	2,283,000	2,336,835
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029(3)	2,500,000	2,544,365
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045(3)(5)	4,021,102	25
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.33%, 10/25/2033(5)	226,879	234,359
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.22%, 08/25/2033(5)	66,385	67,709

WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.35%, 09/25/2033(5)	409,765	424,447
4.38%, 09/25/2033(5)	71,396	73,299
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	76,433	79,833
WaMu Mortgage Pass-Through Certificates Series 2003-S4
10.85% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033(2)(9)	21,908	27,202
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	3,239	2,959
5.25%, 10/25/2033	298,401	308,224
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.39%, 01/25/2035(5)	2,275,485	2,350,417
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.51%, 06/25/2034(5)	2,325,763	2,389,231
4.51%, 06/25/2034(5)	131,054	134,630
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	7	7
5.50%, 08/25/2019	30	30
6.00%, 08/25/2034	687,584	746,783
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	52	52
6.00%, 10/25/2019	240	239
6.50%, 10/25/2034	2,324,846	2,517,500
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	2,515	2,506
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	49,647	51,311
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	313,265	332,260
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	41,530	42,311
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.00%, 09/25/2036(5)	7,805	6,741
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.91%, 08/25/2046(5)	57,881	55,637
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	11,566	9,360
5.50%, 03/25/2035	92,725	94,151
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
2.60% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035(2)(9)	224,117	28,370
2.65% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035(2)(9)	695,728	77,839
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	255,037	249,873
5.50%, 06/25/2035	253,762	48,954
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	43,836	42,462
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	18,192	17,160
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	105	95
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	6,394	5,980
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	21,445	20,780
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028(3)(5)	1,548,000	1,547,661
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	334,987	334,626
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,486,877

Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,441,887
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	773,683
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,493,743
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,770,729
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,862,631	1,995,976
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	3,440,000	3,533,868
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,834,000	3,009,465
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049	20,000,000	20,005,238
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	14,257,309
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050	4,300,000	4,561,283
Wells Fargo Commercial Mortgage Trust 2019-C49
3.76%, 03/15/2052	1,085,000	1,168,008
Wells Fargo Mortgage Backed Securities 2003-K Trust
4.68%, 11/25/2033(5)	145,231	148,928
4.68%, 11/25/2033(5)	5,571	5,737
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	36,795	38,078
Wells Fargo Mortgage Backed Securities 2004-B Trust
4.96%, 02/25/2034(5)	45,954	47,172
Wells Fargo Mortgage Backed Securities 2004-EE Trust
4.84%, 12/25/2034(5)	122,141	126,303
4.84%, 12/25/2034(5)	39,868	41,303
4.96%, 12/25/2034(5)	1,554,974	1,608,081
4.96%, 12/25/2034(5)	64,079	66,854
Wells Fargo Mortgage Backed Securities 2004-I Trust
4.87%, 07/25/2034(5)	223,685	233,062
Wells Fargo Mortgage Backed Securities 2004-P Trust
4.70%, 09/25/2034(5)	456,273	473,417
Wells Fargo Mortgage Backed Securities 2004-V Trust
4.94%, 10/25/2034(5)	78,141	80,850
4.94%, 10/25/2034(5)	100,223	105,180
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035	8,571	7,918
5.50%, 12/25/2035	58,968	62,157
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
4.95%, 06/25/2035(5)	2,831,452	2,943,950
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
7.53%, 03/25/2035(5)	997,160	1,038,405
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
4.99%, 06/25/2035(5)	94,819	95,962
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	118,603	119,777
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	19,489	19,951
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044(3)	1,059,000	1,091,063
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,676,221
WFRBS Commercial Mortgage Trust 2013-C11
4.41%, 03/15/2045(3)(5)	300,000	297,568

WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,303,860
3.34%, 06/15/2046	229,750	237,938
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,392,845
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,620,638
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	3,846,000	4,061,016
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,555,730

Total Mortgage-Backed Obligations (Cost: $5,315,371,635)		5,464,816,408

Total Bonds & Notes (Cost: $14,305,624,165)		14,806,874,353

	Shares	Value
PREFERRED STOCKS—0.02%
Financials—0.02%
State Street Co., 5.35%	95,000	$2,512,750

Total Preferred Stocks (Cost: $2,375,000)		2,512,750

SHORT-TERM INVESTMENTS—3.78%
Money Market Funds—3.77%
Fidelity Institutional Money Market Government Fund—Class I, 2.29%(12)(13)	571,520,227	$571,520,227

Total Money Market Funds (Cost: $571,520,227)		571,520,227

	Principal Amount	Value
U.S. Treasury Bills—0.01%
U.S. Treasury Bill, 2.52%, 02/27/2020(8)	$1,250,000	1,233,775

Total U.S. Treasury Bills (Cost: $1,229,373)		1,233,775

Time Deposits—0.00%(14)
Citibank, New York, 1.91% due 7/1/2019	81,823	81,823

Total Time Deposits (Cost: $81,823)		81,823

Total Short-Term Investments (Cost: $572,831,423)		572,835,825

TOTAL INVESTMENTS IN SECURITIES — 101.47% (Cost: $14,880,830,588)		15,382,222,928

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.47)%		(222,668,861)

TOTAL NET ASSETS — 100.00%		$15,159,554,067

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,796,499,816, which represents 18.45% of total net assets.

(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represents $60,573,172 or 0.40% of the Fund’s net assets.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2019.
(6)	Security that is restricted at June 30, 2019. The value of the restricted security totals $960,918, which represents 0.01% of total net assets.
(7)	Security in default as of June 30, 2019. The value of this security totals $426,249, which represents 0.00% of total net assets.
(8)	Partially assigned as collateral for certain futures contracts. The value of these pledged issues total $7,568,408, which represents 0.05% of total net assets.
(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(10)	Inflation protected security. The value of these securities total $33,298,343, which represents 0.22% of total net assets.
(11)	Delayed delivery purchase commitment security. The value of these securities total $244,867,645, which represents 1.62% of total net assets.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Partially assigned as collateral for certain delayed delivery securities.
(14)	Amount calculated is less than 0.005%.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.49%	U.S. Federal Funds Effective Rate Index	Received	Annually	10/31/2025	$250,315,000	$(1,154,811)	$(13,052,454)	$(14,207,265)

						$(1,154,811)	$(13,052,454)	$(14,207,265)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
895	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2019	$191,583,821	$192,585,821	$1,002,000
1,953	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2019	228,057,356	230,759,156	2,701,800
349	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2019	44,584,036	44,661,094	77,058
1,464	U.S. Ultra Long-Term Bond Future	J.P. Morgan	Sep. 2019	247,967,128	259,951,500	11,984,372

						15,765,230

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(266)	U.S. Long Bond Future	J.P. Morgan	Sep. 2019	$(39,768,602)	$(41,387,938)	$(1,619,336)

						(1,619,336)

						$14,145,894

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2019

	Principal Amount	Value
BONDS & NOTES—95.19%
Asset-Backed Obligations—12.05%
ABFC 2005-WMC1 Trust
3.14% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035(1)	$7,005,761	$6,847,608
ABFC 2007-NC1 Trust
2.70% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037(1)(2)	7,126,814	7,002,937
ACC Trust 2018-1
3.70%, 12/21/2020(2)	151,671	151,898
Accredited Mortgage Loan Trust 2003-2
3.10% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 13.00% Cap), 10/25/2033(1)	1,633,122	1,618,811
Accredited Mortgage Loan Trust 2006-2
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036(1)	656,469	643,367
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
3.33% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034(1)	3,586,961	3,610,367
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
3.11% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035(1)	7,185,000	7,194,506
Adams Outdoor Advertising LP
5.65%, 11/15/2048(2)	1,475,000	1,570,053
Aegis Asset Backed Securities Trust 2005-5
2.65% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035(1)	3,129,069	3,127,907
Allegro CLO III Ltd.
3.42% (3 Month LIBOR USD + 0.84%), 07/25/2027(1)(2)	1,970,000	1,963,793
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022	5,510,000	5,549,611
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024	10,000,000	10,032,253
Ambac LSNI LLC
7.32% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)	4,933,358	5,013,525
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021(2)	3,664,944	3,666,643
American Express Credit Account Master Trust
1.77%, 11/15/2022	8,415,000	8,385,782
2.04%, 05/15/2023	100,000	99,938
3.06%, 02/15/2024	14,966,000	15,275,311
2.67%, 11/15/2024	2,690,000	2,735,170
2.97% (1 Month LIBOR USD + 0.58%), 02/18/2025(1)	1,675,000	1,676,338
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036(2)	515,000	576,940
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052(2)	6,400,000	7,017,300
5.89%, 04/17/2052(2)	2,378,000	2,565,060
AmeriCredit Automobile Receivables 2016-1
3.59%, 02/08/2022	916,000	926,295
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,165,000	1,170,313
AmeriCredit Automobile Receivables Trust 2016-2
3.65%, 05/09/2022	605,000	614,343
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,997,691
2.71%, 09/08/2022	3,615,000	3,626,839
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,801,671
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	345,000	346,724
Americredit Automobile Receivables Trust 2018-1
3.82%, 03/18/2024	955,000	981,974
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024	5,970,000	6,141,750
4.01%, 07/18/2024	2,940,000	3,048,948

Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024		4,310,000	4,501,688
Ameriquest Mortgage Securities Trust 2006-R2
2.58% (1 Month LIBOR USD + 0.18%, +0.18% Floor), 04/25/2036(1)		72,337	72,330
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2004-R8
3.36% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 09/25/2034(1)		486,112	486,391
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
3.14% (1 Month LIBOR USD + 0.74%), 07/25/2035(1)		4,284,043	4,279,316
Ammc Clo 19 Ltd.
4.10% (3 Month LIBOR USD + 1.50%), 10/15/2028(1)(2)		4,255,000	4,253,715
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049(2)		8,805,000	8,897,673
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
3.65% (1 Month LIBOR USD + 1.15%), 05/15/2037(1)(2)		5,000,000	5,012,463
Arbour CLO IV DAC
0.87%, 01/15/2030(2)(3)	EUR	2,400,000	2,729,040
Argent Securities, Inc. Asset Back Pass Thr Certs Series 2004-W5
3.30% (1 Month LIBOR USD + 0.90%, + 0.90% Floor), 04/25/2034(1)		$1,938,433	1,946,690
Ascentium Equipment Receivables 2017-1 Trust
2.29%, 06/10/2021(2)		123,882	123,857
Atrium XII
3.42% (3 Month LIBOR USD + 0.83%), 04/22/2027(1)(2)		5,570,000	5,558,147
Avis Budget Rental Car Funding AESOP LLC
2.63%, 12/20/2021(2)		6,270,000	6,285,451
2.72%, 11/20/2022(2)		1,545,000	1,552,697
2.97%, 03/20/2024(2)		19,773,000	20,071,610
BA Credit Card Trust
3.10%, 12/15/2023		20,675,000	21,118,866
Barings BDC Static CLO Ltd. 2019-1
3.54% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2027(1)(2)		12,170,000	12,141,632
Barings CLO Ltd. 2013-I
3.39% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028(1)(2)		5,130,000	5,111,712
Barings CLO Ltd. 2016-II
3.67% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028(1)(2)		3,710,000	3,717,587
Bayview Koitere Fund Trust 2019-RN3
3.97%, 07/28/2033(2)(4)		1,551,535	1,560,779
Bayview Opportunity Master Fund IIIa Trust 2018-RN8
4.07%, 09/28/2033(2)(4)		487,252	491,165
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057(2)(3)		177,989	180,127
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057(2)(3)		307,255	312,735
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(2)(4)		2,410,974	2,430,278
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057(2)(3)		1,055,181	1,078,080
Bayview Opportunity Master Fund IVb Trust 2018-RN9
4.21%, 10/29/2033(2)(4)		841,268	848,393
Bayview Opportunity Master Fund Trust IIb 2018-RN5
3.82%, 04/28/2033(2)(4)		139,560	139,994
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034(2)(4)		1,783,772	1,812,987
BCMSC Trust 1999-B
6.61%, 12/15/2029(3)		3,594,315	1,069,969
Bear Stearns Asset Backed Securities I Trust 2007-HE2
2.56% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037(1)		16,968,012	17,269,421
Benefit Street Partners CLO IV Ltd.
4.34% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 01/20/2029(1)(2)		4,280,000	4,275,630
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041(2)(4)		1,264,948	1,302,725

BlueMountain CLO 2013-1 Ltd.
3.82% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029(1)(2)		3,520,000	3,525,347
BlueMountain CLO 2015-2 Ltd.
3.53% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027(1)(2)		3,395,000	3,378,368
4.10% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027(1)(2)		1,915,000	1,887,225
BMW Canada Auto Trust
2.15%, 10/20/2021(2)	CAD	2,200,000	1,680,081
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033(2)		$3,192,983	3,243,976
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023		1,300,000	1,321,098
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025		2,050,000	2,131,366
CAM Mortgage Trust 2018-1
3.96%, 12/01/2065(2)(4)		145,408	145,328
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024		1,545,000	1,546,890
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023		3,135,000	3,130,556
2.05%, 08/15/2023		12,515,000	12,510,262
2.43%, 01/15/2025		8,440,000	8,514,177
Capitalsource Real Estate Loan Trust
2.97% (3 Month LIBOR USD + 0.39%), 01/20/2037(1)(2)		1,486,668	1,449,461
3.24% (3 Month LIBOR USD + 0.65%), 01/20/2037(1)(2)		3,400,000	3,139,910
3.34% (3 Month LIBOR USD + 0.75%), 01/20/2037(1)(2)		1,200,000	1,086,730
3.44% (3 Month LIBOR USD + 0.85%), 01/20/2037(1)(2)		700,000	494,914
Carlyle Global Market Strategies CLO 2015-3 Ltd.
3.58% (3 Month LIBOR USD + 1.00%), 07/28/2028(1)(2)		11,615,000	11,627,463
Carlyle Global Market Strategies Euro CLO 2016-2 DAC
0.87%, 01/18/2030(2)(3)	EUR	3,900,000	4,437,297
Carmax Auto Owner Trust 2016-3
1.90%, 04/15/2022		$3,752,000	3,737,306
CarMax Auto Owner Trust 2016-4
2.26%, 07/15/2022		265,000	264,472
CarMax Auto Owner Trust 2018-2
3.57%, 12/15/2023		1,420,000	1,457,634
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025		2,055,000	2,091,694
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042		1,021,256	1,032,171
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043(2)		6,351,934	6,402,388
CBAM 2019-9 Ltd.
4.01% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030(1)(2)		9,410,000	9,422,581
CCG Receivables Trust 2016-1
1.69%, 09/14/2022(2)		103,749	103,708
CCG Receivables Trust 2017-1
1.84%, 11/14/2023(2)		302,814	302,082
Cent CLO 24 Ltd.
3.67% (3 Month LIBOR USD + 1.07%), 10/15/2026(1)(2)		19,150,000	19,126,963
Centex Home Equity Loan Trust 2005-B
3.05% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035(1)		5,182,713	5,144,282
Chase Issuance Trust
1.84%, 04/15/2022		4,085,000	4,076,069
CHEC Loan Trust 2004-2
3.04% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034(1)		1,367,005	1,362,330
CIFC Funding 2015-IV Ltd.
3.74% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027(1)(2)		3,920,000	3,918,416
CIFC Funding 2015-V Ltd.
3.44% (3 Month LIBOR USD + 0.86%), 10/25/2027(1)(2)		2,990,000	2,978,070

Citibank Credit Card Issuance Trust
1.92%, 04/07/2022	12,310,000	12,283,685
1.86%, 08/08/2022	2,060,000	2,054,107
Citigroup Mortgage Loan Trust 2007-AHL1
2.54% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036(1)	3,536,376	3,516,349
Citigroup Mortgage Loan Trust, Inc.
3.03% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035(1)	2,877,005	2,865,258
3.30% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035(1)	7,900,000	7,936,440
3.00% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035(1)	14,327,000	12,172,095
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,243,056
2.54%, 05/15/2025	60,000	60,381
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047(2)	11,838,400	12,117,616
Cole Park CLO Ltd. 2015-1
3.64% (3 Month LIBOR USD + 1.05%), 10/20/2028(1)(2)	6,820,000	6,832,126
College Ave Student Loans 2018-A LLC
3.60% (1 Month LIBOR USD + 1.20%), 12/26/2047(1)(2)	2,565,817	2,562,580
4.13%, 12/26/2047(2)	3,498,842	3,691,844
College Avenue Student Loans LLC
4.05% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046(1)(2)	5,580,777	5,662,460
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047(2)	725,000	739,982
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029(3)	13,114,315	5,821,977
7.97%, 05/01/2032	736,156	311,066
8.31%, 05/01/2032(3)	8,530,241	3,758,257
Conseco Financial Corp.
7.70%, 05/15/2027	8,700,121	8,379,682
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	159,126	164,713
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051(2)	1,820,949	1,883,959
Countrywide Asset-Backed Certificates
2.64% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036(1)	3,081,028	2,756,477
2.79% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036(1)	1,000,000	893,533
2.82% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036(1)	2,000,000	1,899,327
2.57% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037(1)	5,222,266	4,901,490
2.58% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047(1)	44,988,514	43,174,811
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022(2)	1,985,000	2,048,725
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023(2)	1,530,000	1,551,258
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023(2)	645,000	654,151
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024(2)	1,715,000	1,772,531
CPS Auto Receivables Trust 2019-A
4.35%, 12/16/2024(2)	1,970,000	2,053,381
CPS Auto Trust
4.53%, 01/17/2023(2)	1,465,000	1,496,775
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026(2)	1,980,000	2,000,590
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027(2)	2,255,000	2,290,472
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027(2)	3,045,000	3,162,022
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027(2)	3,110,000	3,200,104
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028(2)	9,810,000	10,107,660

CVS Pass-Through Trust
6.94%, 01/10/2030		1,056,005	1,241,923
CWABS Asset-Backed Certificates Trust 2004-13
3.25% (1 Month LIBOR USD + 0.85%), 04/25/2035(1)		122,370	122,524
CWABS Asset-Backed Certificates Trust 2005-7
2.98% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 11/25/2035(1)		2,302,516	2,302,773
CWABS Asset-Backed Certificates Trust 2007-12
3.14% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047(1)		6,566,904	6,507,823
DB Master Finance LLC
4.03%, 11/20/2047(2)		1,590,775	1,619,329
4.35%, 05/20/2049(2)		3,030,000	3,132,475
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023		1,571,755	1,679,420
Denali Capital CLO X LLC
3.64% (3 Month LIBOR USD + 1.05%), 10/26/2027(1)(2)		6,500,000	6,489,021
Discover Card Execution Note Trust
1.90%, 10/17/2022		11,715,000	11,686,345
3.11%, 01/16/2024		8,520,000	8,697,777
Domino’s Pizza Master Issuer LLC
4.12%, 07/25/2047(2)		3,291,375	3,418,027
4.12%, 07/25/2048(2)		1,593,900	1,641,414
4.33%, 07/25/2048(2)		2,465,100	2,573,096
Drive Auto Receivables Trust
4.30%, 09/16/2024		3,195,000	3,290,792
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024		3,000,000	3,052,658
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024		3,215,000	3,292,301
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026		2,685,000	2,793,326
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026		3,590,000	3,714,563
Driven Brands Funding LLC
4.74%, 04/20/2048(2)		5,182,650	5,436,185
4.64%, 04/20/2049(2)		6,548,588	6,827,950
Dryden 30 Senior Loan Fund
3.34% (3 Month LIBOR USD + 0.82%), 11/15/2028(1)(2)		1,200,000	1,195,214
Dryden 35 EURO CLO 2014 BV
0.72% (6 Month EURIBOR + 0.95%), 05/17/2027(1)(2)(5)	EUR	13,318,660	15,142,814
Dryden 46 Euro CLO 2016 BV
0.88%, 01/15/2030(2)(3)		3,700,000	4,209,394
Dryden 71 CLO Ltd.
3.84% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/15/2029(1)(2)		$11,500,000	11,537,513
Dryden XXVI Senior Loan Fund
3.50% (3 Month LIBOR USD + 0.90%), 04/15/2029(1)(2)		4,500,000	4,460,787
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(2)		2,595,000	2,610,548
DT Auto Owner Trust 2017-2
3.89%, 01/15/2023(2)		4,825,000	4,860,732
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023(2)		975,000	982,179
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024(2)		1,435,000	1,474,828
ECAF I Ltd.
3.47%, 06/15/2040(2)		797,595	801,754
ECMC Group Student Loan Trust 2017-2
3.45% (1 Month LIBOR USD + 1.05%), 05/25/2067(1)(2)		9,006,263	8,991,859
Enterprise Fleet Financing LLC
2.04%, 02/22/2022(2)		2,185,000	2,179,277
2.13%, 07/20/2022(2)		101,633	101,483

1.97%, 01/20/2023(2)		395,337	394,464
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023(2)		595,000	605,527
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033(2)	CAD	9,840,000	7,591,802
Fieldstone Mortgage Investment Trust Series 2005-1
3.53% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 12.25% Cap), 03/25/2035(1)		$4,943,428	4,779,755
Fieldstone Mortgage Investment Trust Series 2006-3
2.57% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036(1)		8,687,107	7,942,291
First Franklin Mortgage Loan Trust 2004-FF7
4.58% (1 Month LIBOR USD + 2.18%, 2.17% Floor), 09/25/2034(1)		854,073	868,671
First Franklin Mortgage Loan Trust 2006-FF16
2.61% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036(1)		7,085,728	4,165,286
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021(2)		270,000	272,820
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022(2)		850,000	856,628
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021(2)		456,110	455,836
3.56%, 09/15/2023(2)		975,000	988,581
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024(2)		605,000	619,006
Five Guys Funding LLC
4.60%, 07/25/2047(2)		4,198,274	4,359,126
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022(2)		810,000	822,075
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023(2)		260,000	266,408
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024(2)		1,285,000	1,315,902
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024(2)		1,580,000	1,634,902
Flatiron CLO 2015-1 Ltd.
3.49% (3 Month LIBOR USD + 0.89%), 04/15/2027(1)(2)		5,000,000	4,996,670
Ford Auto Securitization Trust
2.20%, 03/15/2021(2)	CAD	13,444,201	10,268,945
2.55%, 09/15/2024(2)		5,725,000	4,405,043
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021		$1,090,533	1,086,483
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021		3,548,887	3,535,677
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022		1,505,000	1,502,555
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023		8,225,000	8,434,724
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(2)		9,385,000	9,810,383
Ford Credit Floorplan Master Owner Trust A
2.16%, 11/15/2021		385,000	384,472
2.25%, 05/15/2022		3,795,000	3,791,098
Fremont Home Loan Trust 2005-C
3.33% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035(1)		6,220,773	5,383,374
Galaxy XXIX CLO Ltd.
3.92% (3 Month LIBOR USD + 1.40%), 11/15/2026(1)(2)		985,000	983,990
Gallatin CLO IX 2018-1 Ltd.
3.64% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028(1)(2)		11,900,000	11,880,163
GCAT 2017-2 LLC
3.50%, 04/25/2047(2)(4)		214,877	215,090
GCAT 2018-1 LLC
3.84%, 06/25/2048(2)(4)		803,155	807,687

GE Capital Credit Card Master Note Trust
2.21%, 09/15/2022		1,700,000	1,697,880
GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021		3,500,000	3,517,467
GM Financial Automobile Leasing Trust 2018-2
3.16%, 04/20/2022		1,455,000	1,471,009
GM Financial Consumer Automobile 2017-1
2.45%, 07/17/2023(2)		100,000	99,987
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022(2)		7,804,000	7,789,712
2.33%, 03/16/2023(2)		155,000	155,268
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022		4,300,000	4,337,570
3.31%, 12/18/2023		1,615,000	1,647,568
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023		4,420,000	4,487,547
GMF Floorplan Owner Revolving Trust
3.06%, 04/15/2024(2)		3,180,000	3,221,347
3.30%, 04/15/2026(2)		6,875,000	7,019,483
GoldenTree Loan Opportunities IX Ltd.
3.69% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029(1)(2)		11,000,000	10,978,605
Golub Capital Partners CLO 39B Ltd.
3.74% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028(1)(2)		5,295,000	5,299,871
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
2.06%, 06/22/2020(2)		55,082	55,021
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020(2)		193,078	192,971
2.99%, 06/17/2024(2)		1,685,000	1,706,975
GSAMP Trust 2005-AHL
3.38% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035(1)		6,500,000	6,389,129
GSAMP Trust 2007-FM2
2.46% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037(1)		2,153,549	1,454,217
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.69% (3 Month LIBOR USD + 1.10%), 10/22/2025(1)(2)		1,153,615	1,153,021
Hardee’s Funding LLC
4.25%, 06/20/2048(2)		8,322,113	8,490,968
4.96%, 06/20/2048(2)		4,277,675	4,526,293
Harley Marine Financing LLC
5.68%, 05/15/2043(2)		964,292	796,813
Harvest SBA Loan Trust 2018-1
4.65% (1 Month LIBOR USD + 2.25%), 08/25/2044(1)(2)		10,270,758	10,296,436
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(2)		221,650	222,811
2.96%, 12/26/2028(2)		100,750	101,193
Holland Park CLO DAC
0.62% (3 Month EURIBOR + 0.93%), 05/14/2027(1)(5)	EUR	5,777,157	6,565,914
Home Equity Asset Trust 2006-3
2.60% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036(1)		$2,978,818	2,979,176
Home Equity Asset Trust 2007-1
2.51% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037(1)		6,839,475	6,810,862
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021		8,774,629	8,763,056
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022		5,140,000	5,161,795
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022		10,095,000	10,220,405
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038(2)		5,319,798	5,513,022
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039(2)		1,435,000	1,434,994

House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.28%), 11/08/2090(1)(5)	EUR	302,649	343,316
HSI Asset Securitization Corp. Trust 2006-OPT1
2.62% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 12/25/2035(1)		$300,956	300,857
Invitation Homes 2018-SFR1 Trust
4.39% (1 Month LIBOR USD + 2.00%), 03/17/2037(1)(2)		2,811,616	2,816,016
Invitation Homes 2018-SFR2 Trust
4.39% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037(1)(2)		5,355,000	5,354,983
Invitation Homes 2018-SFR3 Trust
4.39% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037(1)(2)		2,645,000	2,649,139
Invitation Homes 2018-SFR4 Trust
4.04% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038(1)(2)		615,000	612,454
Jack In The Box Funding LLC
3.98%, 08/25/2049(2)		5,030,000	4,614,436
Jamestown CLO IV Ltd.
3.29% (3 Month LIBOR USD + 0.69%), 07/15/2026(1)(2)		8,323,933	8,297,680
Jimmy Johns Funding LLC
3.61%, 07/30/2047(2)		397,913	401,844
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.83% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035(1)		7,044,106	6,250,216
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.76% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036(1)		8,467,499	7,461,962
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2.52% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036(1)		25,046,851	16,073,864
2.55% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)		22,811,339	14,719,660
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037(1)		29,750,000	29,437,795
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038(2)		3,479,463	3,537,599
KKR CLO 13 Ltd.
3.40% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028(1)(2)		2,745,000	2,725,101
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020(2)		215,483	215,126
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059(2)(4)		2,834,434	2,865,223
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(2)(4)		248,614	250,417
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026(2)		1,655,000	1,690,577
LoanCore 2019-CRE2 Issuer Ltd.
3.52% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/09/2036(1)(2)		3,600,000	3,604,500
LP Credit Card ABS Master Trust
4.05% (1 Month LIBOR USD + 1.55%), 08/20/2024(1)(2)		5,332,111	5,275,589
Madison Park Funding XVIII Ltd.
3.78% (3 Month LIBOR USD + 1.19%), 10/21/2030(1)(2)		4,815,000	4,808,278
Madison Park Funding XXXVII Ltd.
0.00% (3 Month LIBOR USD + 1.30%), 07/15/2032(1)(2)		2,965,000	2,965,000
Magnetite XVI Ltd.
3.80% (3 Month LIBOR USD + 1.20%), 01/18/2028(1)(2)		2,760,000	2,739,132
Magnetite XXI Ltd.
3.91% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030(1)(2)		6,500,000	6,500,097
MAPS 2018-1 Ltd.
4.21%, 05/15/2043(2)		5,935,156	6,080,784
MAPS 2019-1 Ltd.
4.46%, 03/15/2044(2)		1,807,795	1,867,613
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030(2)		5,575,000	5,726,536
Marlette Funding Trust 2018-3
3.20%, 09/15/2028(2)		1,413,374	1,417,404

Marlette Funding Trust 2018-4
3.71%, 12/15/2028(2)		565,461	571,216
Marlette Funding Trust 2019-1
3.44%, 04/16/2029(2)		14,838,560	14,964,162
Marlette Funding Trust 2019-2
3.13%, 07/16/2029(2)		10,185,000	10,243,783
MASTR Asset Backed Securities Trust 2004-WMC1
3.18% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034(1)		1,813,541	1,819,337
MASTR Specialized Loan Trust
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036(1)(2)		1,055,490	1,046,331
Merlin Aviation Holdings DAC
4.50%, 12/15/2032(2)(4)		295,649	301,926
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.64% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037(1)		2,904,507	2,197,556
METAL 2017-1 LLC
4.58%, 10/15/2042(2)		4,687,933	4,734,260
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057(2)(3)		275,851	275,578
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059(2)(3)		551,594	553,256
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062(2)(3)		4,747,066	4,811,820
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058(2)(3)		2,863,306	2,937,358
MMAF Equipment Finance LLC 2017-A
2.04%, 02/16/2022(2)		342,453	342,150
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025(2)		1,180,000	1,218,440
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
3.33% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035(1)		1,568,504	1,520,857
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
2.53% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036(1)		720,840	692,010
Morgan Stanley Capital I, Inc. Trust 2006-HE1
2.69% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036(1)		2,489,211	2,458,830
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036(4)		14,740,397	6,211,244
Morgan Stanley Mortgage Loan Trust 2007-8XS
2.93% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037(1)		24,952,187	12,680,457
2.94% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037(1)		2,409,489	1,224,455
Mountain View CLO 2014-1 Ltd.
3.40% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026(1)(2)		9,838,768	9,792,890
Mountain View CLO X Ltd.
3.42% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027(1)(2)		1,300,000	1,298,414
Munda CLO 1 BV
0.61% (6 Month EURIBOR + 0.85%), 12/05/2024(1)(2)(5)	EUR	5,566,535	6,295,102
MVW Owner Trust 2015-1
2.52%, 12/20/2032(2)		$500,971	500,073
MVW Owner Trust 2017-1
2.42%, 12/20/2034(2)		197,193	196,582
2.75%, 12/20/2034(2)		133,313	132,846
National Collegiate Student Loan Trust 2004-2
2.88% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033(1)		10,609,176	10,450,349
National Collegiate Student Loan Trust 2005-2
2.67% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 09/25/2029(1)		249,819	249,578
National Collegiate Student Loan Trust 2005-3
2.69% (1 Month LIBOR USD + 0.29%), 10/25/2033(1)(2)		14,837,864	14,195,919
National Collegiate Student Loan Trust 2006-3
2.67% (1 Month LIBOR USD + 0.27%), 03/26/2029(1)		2,387,206	2,375,533
National Collegiate Student Loan Trust 2007-1
2.64% (1 Month LIBOR USD + 0.24%), 07/25/2030(1)		4,475,696	4,440,161

Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058(2)	660,000	667,687
3.91%, 12/16/2058(2)	440,000	453,410
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059(2)	2,115,000	2,192,153
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(2)	1,215,000	1,247,376
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(2)	1,870,000	1,908,752
Navient Student Loan Trust 2014-2
3.07% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083(1)	818,809	806,154
Navient Student Loan Trust 2014-3
3.02% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083(1)	313,244	308,664
Navient Student Loan Trust 2016-1
3.10% (1 Month LIBOR USD + 0.70%), 02/25/2070(1)(2)	3,242,584	3,238,499
Navient Student Loan Trust 2016-2
3.90% (1 Month LIBOR USD + 1.50%), 06/25/2065(1)(2)	6,200,000	6,371,331
Navient Student Loan Trust 2017-1
3.55% (1 Month LIBOR USD + 1.15%), 07/26/2066(1)(2)	4,730,000	4,778,666
Navient Student Loan Trust 2017-3
3.45% (1 Month LIBOR USD + 1.05%), 07/26/2066(1)(2)	5,000,000	5,005,479
Navient Student Loan Trust 2018-2
3.15% (1 Month LIBOR USD + 0.75%), 03/25/2067(1)(2)	15,000,000	14,849,407
Navient Student Loan Trust 2018-4
2.65% (1 Month LIBOR USD + 0.25%), 06/27/2067(1)(2)	3,253,089	3,251,155
3.08% (1 Month LIBOR USD + 0.68%), 06/27/2067(1)(2)	3,215,000	3,187,948
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(2)	2,790,000	2,942,604
Navient Student Loan Trust 2019-2
3.40% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/27/2068(1)(2)	5,990,000	5,998,857
Nelnet Student Loan Trust 2008-3
4.17% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 11/25/2024(1)	1,575,646	1,575,440
Nelnet Student Loan Trust 2014-2
3.25% (1 Month LIBOR USD + 0.85%), 07/27/2037(1)(2)	4,250,000	4,218,119
Neuberger Berman CLO XIX Ltd.
3.75% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027(1)(2)	3,010,000	2,957,448
New Century Home Equity Loan Trust 2005-1
3.08% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035(1)	15,779,383	15,813,103
New Century Home Equity Loan Trust 2005-3
3.17% (1 Month LIBOR USD + 0.77%, 0.77% Floor, 12.50% Cap), 07/25/2035(1)	6,347,961	6,366,025
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021	2,560,000	2,552,102
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022	7,170,000	7,167,684
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,266,804
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023	5,415,000	5,502,568
Nissan Master Owner Trust Receivables
2.82% (1 Month LIBOR USD + 0.43%), 04/18/2022(1)	4,520,000	4,527,659
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.81% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036(1)	5,067,790	5,085,425
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057(2)(4)	1,112,567	1,113,127
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057(2)(4)	328,906	328,296
OCP CLO 2014-7 Ltd.
3.71% (3 Month LIBOR USD + 1.12%), 07/20/2029(1)(2)	14,635,000	14,587,114
Octagon Investment Partners XXIII Ltd.
3.45% (3 Month LIBOR USD + 0.85%), 07/15/2027(1)(2)	3,235,000	3,227,754
3.80% (3 Month LIBOR USD + 1.20%), 07/15/2027(1)(2)	1,685,000	1,641,337

OFSI Fund VII Ltd.
3.50% (3 Month LIBOR USD + 0.90%), 10/18/2026(1)(2)	3,456,681	3,447,798
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028(2)	710,000	729,391
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029(2)	1,125,000	1,143,402
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028(2)	1,108,779	1,113,064
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032(2)	1,645,000	1,649,639
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029(2)	1,220,000	1,239,969
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031(2)	3,360,000	3,469,171
Option One Mortgage Loan Trust 2005-2
3.06% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035(1)	659,891	661,168
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
2.84% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035(1)	4,173,241	4,179,866
Option One Mortgage Loan Trust 2006-1
2.62% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(1)	7,474,378	7,429,631
2.70% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 01/25/2036(1)	17,264,521	17,219,606
Option One Mortgage Loan Trust 2006-3
2.54% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037(1)	22,194,667	16,130,365
OSCAR US Funding Trust V
2.73%, 12/15/2020(2)	189,562	189,544
2.99%, 12/15/2023(2)	540,000	542,853
OZLM VII Ltd.
3.60% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029(1)(2)	7,365,000	7,313,202
OZLM VIII Ltd.
3.76% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029(1)(2)	2,915,000	2,910,348
4.39% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029(1)(2)	2,955,000	2,947,341
Palmer Square CLO 2015-1 Ltd.
4.77% (3 Month LIBOR USD + 2.25%), 05/21/2029(1)(2)	4,975,000	4,965,050
Palmer Square Loan Funding 2018-4 Ltd.
3.42% (3 Month LIBOR USD + 0.90%), 11/15/2026(1)(2)	688,616	684,636
Penarth Master Issuer Plc
2.83% (1 Month LIBOR USD + 0.45%), 09/18/2022(1)(2)	4,725,000	4,708,331
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048(2)	10,242,600	10,551,824
4.67%, 09/05/2048(2)	1,399,425	1,468,459
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024(2)	2,765,000	2,848,035
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032(2)	635,000	638,553
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035(2)	1,500,000	1,561,884
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035(2)	1,190,000	1,232,328
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036(2)	2,165,000	2,220,713
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024(2)	3,518,067	3,530,850
RASC Series 2005-KS10 Trust
2.84% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035(1)	11,150,000	11,170,025
RASC Series 2006-KS9 Trust
2.56% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036(1)	5,935,168	5,687,417
RASC Series 2007-KS3 Trust
2.74% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037(1)	31,155,046	30,239,701
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023(2)(4)	2,313,687	2,323,165

RMAT 2018-NPL1 LP
4.09%, 05/25/2048(2)(4)	10,269,526	10,337,783
RMF Buyout Issuance Trust 2018-1
3.44%, 11/25/2028(2)(3)	7,653,183	7,662,657
Santander Drive Auto Receivables Trust 2015-3
4.50%, 06/17/2023(2)	2,125,000	2,139,020
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	940,515
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	268,344	269,363
Santander Drive Auto Receivables Trust 2017-1
2.10%, 06/15/2021	10,627	10,623
2.58%, 05/16/2022	305,000	304,952
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	985,000	994,237
3.88%, 02/15/2024	2,605,000	2,668,659
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,888,657
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025	3,390,000	3,501,678
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,179,132
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025	11,435,000	11,766,980
Santander Retail Auto Lease Trust 2017-A
2.96%, 11/21/2022(2)	1,000,000	1,005,270
Santander Retail Auto Lease Trust 2019-A
2.77%, 06/20/2022(2)	4,705,000	4,770,105
Saxon Asset Securities Trust 2007-3
2.71% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2047(1)	32,344,935	31,423,916
Securitized Asset Backed Receivables LLC Trust 2004-OP1
3.17% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034(1)	6,441,476	6,381,582
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.54% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036(1)	5,598,629	4,427,230
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042(2)	250,079	256,338
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032(2)	221,431	220,752
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033(2)	207,123	206,360
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036(2)	2,850,801	2,920,216
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034(2)	142,440	143,822
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042(2)	15,764,889	16,082,823
SLC Student Loan Trust 2005-2
2.57% (3 Month LIBOR USD + 0.16%), 12/15/2039(1)	4,900,000	4,727,802
SLC Student Loan Trust 2005-3
2.56% (3 Month LIBOR USD + 0.15%), 12/15/2039(1)	5,000,000	4,742,104
SLM Private Credit Student Loan Trust 2003-B
4.30%, 03/15/2033(3)	3,504,000	3,503,059
SLM Student Loan Trust 2003-7
3.61% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033(1)(2)	10,114,993	10,095,853
SLM Student Loan Trust 2004-3
3.13% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064(1)(2)	6,300,000	6,190,420
SLM Student Loan Trust 2005-4
2.75% (3 Month LIBOR USD + 0.17%), 07/25/2040(1)	11,000,000	10,380,336
SLM Student Loan Trust 2006-2
2.75% (3 Month LIBOR USD + 0.17%), 01/25/2041(1)	3,994,376	3,878,430

SLM Student Loan Trust 2007-2
2.75% (3 Month LIBOR USD + 0.17%), 07/25/2025(1)	6,950,000	6,376,275
SLM Student Loan Trust 2007-3
2.64% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022(1)	3,979,690	3,863,079
SLM Student Loan Trust 2007-7
2.91% (3 Month LIBOR USD + 0.33%), 01/25/2022(1)	2,881,327	2,826,001
SLM Student Loan Trust 2008-2
3.33% (3 Month LIBOR USD + 0.75%), 04/25/2023(1)	9,338,285	9,285,746
SLM Student Loan Trust 2008-5
4.28% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023(1)	5,144,812	5,206,868
4.43% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073(1)	7,350,000	7,393,056
SLM Student Loan Trust 2008-6
3.68% (3 Month LIBOR USD + 1.10%), 07/25/2023(1)	14,463,483	14,463,487
SLM Student Loan Trust 2009-3
3.15% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045(1)(2)	2,214,886	2,181,613
SLM Student Loan Trust 2012-1
3.38% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028(1)	13,486,876	13,312,948
SLM Student Loan Trust 2012-2
3.10% (1 Month LIBOR USD + 0.70%), 01/25/2029(1)	15,656,404	15,332,415
SLM Student Loan Trust 2012-7
3.05% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026(1)	5,329,114	5,213,516
4.20% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043(1)	2,220,000	2,198,175
SLM Student Loan Trust 2014-1
3.00% (1 Month LIBOR USD + 0.60%), 02/26/2029(1)	3,378,044	3,286,270
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	1,224,178	1,220,056
2.05%, 12/14/2022	2,370,000	2,356,891
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026(2)	287,484	289,502
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027(2)	193,258	195,219
4.14% (1 Month LIBOR USD + 1.75%), 05/17/2032(1)(2)	1,685,000	1,731,582
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031(2)	359,062	361,199
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032(2)	1,999,769	1,994,289
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034(2)	624,880	621,276
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034(2)	1,728,577	1,748,688
SMB Private Education Loan Trust 2018-B
3.11% (1 Month LIBOR USD + 0.72%), 01/15/2037(1)(2)	2,030,000	2,023,212
3.60%, 01/15/2037(2)	6,155,000	6,454,782
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035(2)	6,835,000	7,146,269
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036(2)	2,190,000	2,270,303
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037(2)	7,675,000	7,730,562
Sofi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026(2)	4,818,543	4,827,324
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026(2)	5,660,005	5,663,910
Sofi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026(2)	1,765,000	1,799,814
Sofi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027(2)	2,210,000	2,263,136
Sofi Consumer Loan Program 2018-3 Trust
3.20%, 08/25/2027(2)	2,475,276	2,483,278
4.02%, 08/25/2027(2)	1,375,000	1,426,470

SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027(2)		2,745,000	2,858,310
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028(2)		5,690,000	5,856,757
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028(2)		10,532,039	10,599,058
3.46%, 04/25/2028(2)		3,145,000	3,209,865
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028(2)		5,965,000	6,067,509
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036(2)		361,114	360,513
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036(2)		397,246	400,475
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037(2)		865,152	874,128
Sofi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037(2)		195,000	200,090
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037(2)(3)		310,000	316,034
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039(2)(3)		490,000	491,749
Sofi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040(2)(3)		1,600,000	1,632,802
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040(2)(3)		165,000	174,021
Sofi Professional Loan Program 2017-C LLC
3.00% (1 Month LIBOR USD + 0.60%), 07/25/2040(1)(2)		3,634,969	3,623,778
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040(2)		695,000	720,946
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041(2)		1,405,000	1,436,965
Sofi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048(2)		1,875,000	1,954,246
Sofi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048(2)		9,589,164	9,667,408
3.60%, 02/25/2048(2)		5,525,000	5,765,550
SpringCastle Funding Asset-Backed Notes 2019-A
3.20%, 05/27/2036(2)		13,448,254	13,599,721
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(2)		7,900,000	7,915,975
3.86%, 07/15/2030(2)		1,270,000	1,297,320
Sprite 2017-1 Ltd.
4.25%, 12/15/2037(2)		1,013,939	1,039,088
St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030(1)(2)	EUR	38,000,000	43,455,531
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044(2)		$7,420,183	7,722,160
Stanwich Mortgage Loan Trust Series 2018-NPB1
4.02%, 05/16/2023(2)(4)		1,475,165	1,481,545
Structured Adjustable Rate Mortgage Loan Trust
4.28%, 02/25/2035(3)		7,782,532	7,892,054
Structured Asset Mortgage Investments II Trust 2007-AR3
2.59% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047(1)		13,747,165	13,453,420
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
3.40% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037(1)		651,277	655,076
Symphony CLO XVII Ltd.
3.48% (3 Month LIBOR USD + 0.88%), 04/15/2028(1)(2)		4,030,000	4,024,052
Synchrony Card Funding LLC
2.34%, 06/16/2025		11,280,000	11,312,418

Synchrony Credit Card Master Note Trust
2.56%, 06/15/2023		1,205,000	1,203,234
2.62%, 09/15/2023		650,000	650,512
3.36%, 03/15/2024		2,835,000	2,856,363
Taco Bell Funding LLC
4.32%, 11/25/2048(2)		11,427,575	11,853,709
TCI-Flatiron CLO 2016-1 Ltd.
3.81% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 07/17/2028(1)(2)		1,800,000	1,800,180
THL Credit Wind River 2016-1 CLO Ltd.
4.25% (3 Month LIBOR USD + 1.65%), 07/15/2028(1)(2)		1,320,000	1,313,286
4.70% (3 Month LIBOR USD + 2.10%), 07/15/2028(1)(2)		1,395,000	1,381,866
Tikehau CLO II BV
0.88%, 07/12/2029(2)(3)	EUR	2,300,000	2,615,330
Towd Point Mortgage Trust
2.50%, 11/25/2060(2)(3)		$2,494,643	2,494,142
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054(2)(3)		173,580	174,070
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055(2)(3)		224,411	224,764
3.75%, 04/25/2055(2)(3)		960,000	991,967
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055(2)(3)		225,238	225,687
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055(2)(3)		918,983	922,285
3.00%, 02/25/2055(2)(3)		263,678	264,482
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055(2)(3)		187,837	188,890
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056(2)(3)		284,124	282,459
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056(2)(3)		585,715	582,345
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056(2)(3)		2,051,081	2,046,920
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056(2)(3)		484,796	486,660
3.75%, 10/25/2056(2)(3)		6,315,000	6,524,101
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(2)(3)		227,804	228,168
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057(2)(3)		1,338,387	1,342,120
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057(2)(3)		10,830,721	10,878,752
Towd Point Mortgage Trust 2017-5
3.00% (1 Month LIBOR USD + 0.60%), 02/25/2057(1)(2)		740,547	738,408
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(2)(3)		1,673,631	1,686,064
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058(2)(3)		7,324,305	7,445,612
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058(2)(3)		7,381,047	7,654,213
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058(2)(3)		3,326,259	3,381,622
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058(2)(3)		4,569,077	4,617,280
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(2)(3)		5,407,248	5,644,540
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021		10,974,918	10,943,798
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021		4,600,000	4,583,666

Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,930,229
Toyota Auto Receivables 2018-C Owner Trust
3.02%, 12/15/2022	15,145,000	15,393,404
Tralee CLO V Ltd.
3.70% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028(1)(2)	2,000,000	1,997,824
Tricon American Homes 2017-SFR2 Trust
2.93%, 01/17/2036(2)	4,254,301	4,309,704
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049(2)(4)	2,027,237	2,041,880
Verizon Owner Trust 2016-2
2.36%, 05/20/2021(2)	1,245,000	1,244,566
Verizon Owner Trust 2017-3
2.53%, 04/20/2022(2)	1,360,000	1,363,046
Verizon Owner Trust 2018-1
3.20%, 09/20/2022(2)	1,105,000	1,121,794
Volt LXVIII LLC
4.34%, 07/27/2048(2)(4)	1,620,231	1,633,214
Volt LXX LLC
4.11%, 09/25/2048(2)(4)	5,480,434	5,532,442
Volt LXXI LLC
3.97%, 09/25/2048(2)(4)	489,242	492,982
Volt LXXII LLC
4.21%, 10/26/2048(2)(4)	4,820,607	4,850,527
Volt LXXV LLC
4.34%, 01/25/2049(2)(4)	2,615,540	2,650,807
Voya CLO 2014-3 Ltd.
3.30% (3 Month LIBOR USD + 0.72%), 07/25/2026(1)(2)	991,962	989,346
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.08%, 02/25/2037(3)	11,380,516	11,196,527
WAVE 2017-1 Trust
3.84%, 11/15/2042(2)	2,382,946	2,394,309
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024(2)	1,540,000	1,574,123
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023(2)	1,215,000	1,244,852
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024(2)	6,545,000	6,672,417
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048(2)	952,613	1,001,177
Zais CLO 1 Ltd.
3.75% (3 Month LIBOR USD + 1.15%), 04/15/2028(1)(2)	14,900,000	14,876,145

Total Asset-Backed Obligations (Cost: $2,156,793,602)		2,164,344,699

Corporate Bonds—32.45%
Basic Materials—0.77%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/2028	$4,800,000	$4,594,443
Anglo American Capital Plc
4.13%, 09/27/2022(2)	3,883,000	4,033,272
4.88%, 05/14/2025(2)	275,000	296,162
4.75%, 04/10/2027(2)	985,000	1,042,871
4.50%, 03/15/2028(2)	16,035,000	16,620,655
ArcelorMittal
6.13%, 06/01/2025	565,000	641,949
4.55%, 03/11/2026	7,825,000	8,266,158
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/2027	860,000	871,834
CF Industries, Inc.
4.50%, 12/01/2026(2)	5,145,000	5,347,429

Cleveland-Cliffs, Inc.
4.88%, 01/15/2024(2)		150,000	152,250
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023		4,545,000	4,747,429
DuPont de Nemours, Inc.
3.77%, 11/15/2020		6,165,000	6,281,779
Equate Petrochemical BV
3.00%, 03/03/2022		690,000	688,407
4.25%, 11/03/2026		6,910,000	7,229,325
First Quantum Minerals Ltd.
6.50%, 03/01/2024(2)		200,000	187,000
6.88%, 03/01/2026(2)		200,000	185,500
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)		1,170,000	1,226,605
Glencore Funding LLC
4.13%, 03/12/2024(2)		4,920,000	5,105,741
4.00%, 04/16/2025(2)		4,450,000	4,550,570
4.00%, 03/27/2027(2)		1,000,000	1,009,357
3.88%, 10/27/2027(2)		11,555,000	11,525,188
4.88%, 03/12/2029(2)		4,115,000	4,333,968
Huntsman International LLC
5.13%, 11/15/2022		1,630,000	1,722,757
4.50%, 05/01/2029		277,000	285,751
Incitec Pivot Finance LLC
6.00%, 12/10/2019(2)		126,000	127,669
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(2)		800,000	841,666
5.71%, 11/15/2023(2)		600,000	657,966
6.53%, 11/15/2028(2)		900,000	1,062,274
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048		7,265,000	8,060,636
Israel Chemicals Ltd.
6.38%, 05/31/2038(2)		5,400,000	6,061,500
Methanex Corp.
4.25%, 12/01/2024		575,000	585,643
Mexichem SAB de CV
4.00%, 10/04/2027(2)		1,255,000	1,248,738
Newcrest Finance Pty Ltd.
4.45%, 11/15/2021(2)		1,800,000	1,866,545
Newmont Goldcorp Corp.
3.70%, 03/15/2023(2)		3,270,000	3,390,693
SASOL Financing USA LLC
5.88%, 03/27/2024		4,300,000	4,657,633
Solvay Finance America LLC
4.45%, 12/03/2025(2)		2,400,000	2,554,398
Starfruit Finco BV / Starfruit US Holdco LLC
6.50%, 10/01/2026	EUR	400,000	459,205
Syngenta Finance NV
3.70%, 04/24/2020(2)		$2,350,000	2,366,352
3.93%, 04/23/2021(2)		7,742,000	7,880,501
4.44%, 04/24/2023(2)		200,000	207,829
4.89%, 04/24/2025(2)		550,000	573,706
5.18%, 04/24/2028(2)		500,000	519,921
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,475,599
6.88%, 11/21/2036		432,000	518,940
6.88%, 11/10/2039		316,000	379,263
Westlake Chemical Corp.
3.60%, 08/15/2026		1,925,000	1,954,549
Yara International ASA
4.75%, 06/01/2028(2)		35,000	37,712

			138,435,338

Communications—4.33%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021		4,894,000	4,968,755
3.60%, 11/28/2024		7,180,000	7,486,052
3.40%, 12/06/2027		8,360,000	8,489,386
Altice Financing S.A.
5.25%, 02/15/2023	EUR	16,785,000	19,634,951
6.63%, 02/15/2023(2)		$18,627,000	19,092,675
Altice France S.A./France
6.25%, 05/15/2024(2)		6,012,000	6,192,360
7.38%, 05/01/2026(2)		1,400,000	1,435,000
5.88%, 02/01/2027(2)	EUR	7,700,000	9,478,012
8.13%, 02/01/2027(2)		$1,100,000	1,155,000
Altice Luxembourg S.A.
7.75%, 05/15/2022(2)		224,000	227,640
AT&T, Inc.
3.40%, 05/15/2025		3,750,000	3,852,930
3.80%, 02/15/2027		3,530,000	3,667,394
5.25%, 03/01/2037		7,530,000	8,443,970
4.85%, 03/01/2039		10,680,000	11,455,082
4.80%, 06/15/2044		9,060,000	9,558,578
4.35%, 06/15/2045		7,600,000	7,564,890
4.75%, 05/15/2046		3,080,000	3,238,166
5.15%, 11/15/2046		3,055,000	3,374,440
4.50%, 03/09/2048		6,525,000	6,684,945
Axtel SAB de CV
6.38%, 11/14/2024		4,700,000	4,782,250
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	5,116,851
3.88%, 09/29/2023		11,855,000	12,283,900
4.38%, 03/29/2028		8,150,000	8,578,039
4.88%, 11/14/2028		770,000	843,294
Booking Holdings, Inc.
3.65%, 03/15/2025		1,983,000	2,094,745
3.60%, 06/01/2026		5,721,000	6,030,313
C&W Senior Financing DAC
6.88%, 09/15/2027(2)		200,000	206,520
CBS Corp.
2.50%, 02/15/2023		1,500,000	1,491,351
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(2)		1,413,000	1,462,964
5.38%, 06/01/2029(2)		665,000	686,612
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020		10,507,000	10,599,725
4.46%, 07/23/2022		9,433,000	9,908,999
4.23% (3 Month LIBOR USD + 1.65%), 02/01/2024(1)		426,000	427,752
4.50%, 02/01/2024		3,510,000	3,735,939
4.91%, 07/23/2025		11,997,000	13,017,358
6.48%, 10/23/2045		2,015,000	2,372,021
5.75%, 04/01/2048		4,575,000	5,057,183
Cisco Systems, Inc.
4.45%, 01/15/2020		2,125,000	2,148,438
Clear Channel International BV
8.75%, 12/15/2020(2)		831,000	849,697
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022		462,000	472,395
6.50%, 11/15/2022		19,629,000	19,972,507
9.25%, 02/15/2024(2)		11,074,000	12,015,290

Comcast Corp.
3.38%, 08/15/2025	4,345,000	4,541,819
3.95%, 10/15/2025	2,500,000	2,695,618
3.15%, 03/01/2026	4,440,000	4,586,576
2.35%, 01/15/2027	3,715,000	3,622,261
3.30%, 02/01/2027	12,230,000	12,720,301
4.15%, 10/15/2028	2,000,000	2,204,419
4.60%, 10/15/2038	9,723,000	11,123,043
3.97%, 11/01/2047	1,965,000	2,065,117
4.00%, 11/01/2049	1,000,000	1,052,512
Cox Communications, Inc.
3.15%, 08/15/2024(2)	3,400,000	3,445,246
4.80%, 02/01/2035(2)	8,725,000	8,833,499
4.70%, 12/15/2042(2)	810,000	805,310
4.50%, 06/30/2043(2)	950,000	910,734
Crown Castle Towers LLC
3.22%, 05/15/2022(2)	700,000	707,607
3.66%, 05/15/2025(2)	1,300,000	1,349,074
CSC Holdings LLC
7.75%, 07/15/2025(2)	3,105,000	3,359,299
5.50%, 04/15/2027(2)	2,300,000	2,415,000
6.50%, 02/01/2029(2)	3,585,000	3,912,131
Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027(2)	376,000	389,161
Deutsche Telekom International Finance BV
1.95%, 09/19/2021(2)	800,000	791,394
2.82%, 01/19/2022(2)	2,045,000	2,062,927
4.38%, 06/21/2028(2)	5,430,000	5,914,097
Discovery Communications LLC
2.80%, 06/15/2020	7,200,000	7,214,082
4.38%, 06/15/2021	380,000	393,233
3.95%, 03/20/2028	9,055,000	9,332,175
5.00%, 09/20/2037	1,270,000	1,325,491
DISH DBS Corp.
7.88%, 09/01/2019	10,840,000	10,880,650
5.13%, 05/01/2020	15,493,000	15,570,310
6.75%, 06/01/2021	4,250,000	4,462,500
eBay, Inc.
2.60%, 07/15/2022	2,279,000	2,283,137
2.75%, 01/30/2023	5,400,000	5,427,285
Expedia Group, Inc.
4.50%, 08/15/2024	7,286,000	7,747,784
5.00%, 02/15/2026	9,320,000	10,148,087
3.80%, 02/15/2028	6,510,000	6,623,412
Fox Corp.
4.71%, 01/25/2029(2)	2,585,000	2,883,821
Frontier Communications Corp.
8.00%, 04/01/2027(2)	864,000	898,560
GrubHub Holdings, Inc.
5.50%, 07/01/2027(2)	174,000	178,588
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,869,988	5,168,275
8.38%, 05/01/2027	8,826,855	9,246,307
Intelsat Connect Finance S.A.
9.50%, 02/15/2023(2)	710,000	628,350
Intelsat Jackson Holdings S.A.
9.50%, 09/30/2022(2)	1,490,000	1,738,294
5.50%, 08/01/2023	5,401,000	4,928,412
8.00%, 02/15/2024(2)	9,655,000	10,065,337
8.50%, 10/15/2024(2)	2,641,000	2,614,590
9.75%, 07/15/2025(2)	2,815,000	2,885,375

Intelsat Luxembourg S.A.
7.75%, 06/01/2021		8,455,000	8,095,662
Interpublic Group of Cos, Inc.
3.50%, 10/01/2020		1,130,000	1,144,193
3.75%, 10/01/2021		200,000	205,178
4.00%, 03/15/2022		216,000	222,926
Koninklijke KPN NV
8.38%, 10/01/2030		2,750,000	3,613,855
Level 3 Financing, Inc.
5.38%, 01/15/2024		600,000	612,750
5.38%, 05/01/2025		1,474,000	1,521,905
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026		4,200,000	4,535,126
Netflix, Inc.
5.50%, 02/15/2022		300,000	315,375
4.63%, 05/15/2029(2)	EUR	6,360,000	8,215,863
5.38%, 11/15/2029(2)		$713,000	757,341
Nexstar Escrow, Inc.
5.63%, 07/15/2027(2)		758,000	776,950
Nokia OYJ
3.38%, 06/12/2022		280,000	282,800
4.38%, 06/12/2027		4,255,000	4,366,694
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023(2)		220,000	220,000
Sky Ltd.
3.13%, 11/26/2022(2)		400,000	409,894
3.75%, 09/16/2024(2)		280,000	297,376
SoftBank Group Corp.
4.00%, 04/20/2023	EUR	1,650,000	2,035,273
Sprint Capital Corp.
8.75%, 03/15/2032		$1,900,000	2,199,250
Sprint Communications, Inc.
7.00%, 03/01/2020(2)		7,822,000	8,017,550
7.00%, 08/15/2020		12,097,000	12,535,516
11.50%, 11/15/2021		575,000	664,125
6.00%, 11/15/2022		3,070,000	3,200,475
Sprint Corp.
7.25%, 09/15/2021		13,323,000	14,155,688
7.63%, 03/01/2026		137,000	146,042
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		5,392,688	5,392,688
4.74%, 03/20/2025(2)		21,310,000	22,109,125
5.15%, 03/20/2028(2)		7,936,000	8,174,080
TBG Global Pte Ltd.
5.25%, 02/10/2022		5,300,000	5,380,918
Telefonica Emisiones S.A.
5.46%, 02/16/2021		168,000	175,941
5.52%, 03/01/2049		11,455,000	13,250,935
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028(2)		400,000	406,000
Tencent Holdings Ltd.
2.99%, 01/19/2023		10,000,000	10,076,552
3.80%, 02/11/2025		7,290,000	7,584,797
3.58%, 04/11/2026(2)		1,439,000	1,471,973
Time Warner Cable LLC
4.00%, 09/01/2021		370,000	379,671
5.88%, 11/15/2040		2,000,000	2,161,535
5.50%, 09/01/2041		9,512,000	9,963,570
4.50%, 09/15/2042		13,180,000	12,383,798

T-Mobile USA, Inc.
6.00%, 03/01/2023		876,000	895,710
6.50%, 01/15/2024		1,045,000	1,081,574
6.50%, 01/15/2024(6)		1,200,000	6,219
4.50%, 02/01/2026		658,000	673,628
4.50%, 02/01/2026(6)		658,000	1,354
4.75%, 02/01/2028		3,208,000	3,305,202
4.75%, 02/01/2028(6)		1,053,000	2,015
Turk Telekomunikasyon AS
6.88%, 02/28/2025(2)		8,000,000	8,046,432
TWDC Enterprises 18 Corp.
3.75%, 06/01/2021		460,000	473,377
United Group BV
4.38%, 07/01/2022(2)	EUR	200,000	232,511
4.38%, 07/01/2022		7,425,000	8,631,988
4.88%, 07/01/2024		9,400,000	11,089,353
4.88%, 07/01/2024(2)		200,000	235,944
Univision Communications, Inc.
5.13%, 05/15/2023(2)		$6,215,000	6,075,163
5.13%, 02/15/2025(2)		5,037,000	4,791,446
Verizon Communications, Inc.
4.02%, 12/03/2029(2)		8,760,000	9,488,139
4.50%, 08/10/2033		3,470,000	3,906,502
5.25%, 03/16/2037		2,900,000	3,465,812
4.75%, 11/01/2041		685,000	768,387
4.86%, 08/21/2046		11,925,000	13,878,692
5.01%, 04/15/2049		1,625,000	1,933,079
4.67%, 03/15/2055		1,494,000	1,690,012
Viacom, Inc.
4.25%, 09/01/2023		1,000,000	1,057,498
3.88%, 04/01/2024		5,000,000	5,207,429
ViaSat, Inc.
5.63%, 09/15/2025(2)		196,000	192,570
5.63%, 04/15/2027(2)		484,000	503,360
Virgin Media Secured Finance Plc
5.25%, 01/15/2026(2)		1,200,000	1,229,652
5.50%, 05/15/2029(2)		2,900,000	2,939,875
Vodafone Group Plc
3.75%, 01/16/2024		4,000,000	4,187,361
4.38%, 05/30/2028		8,820,000	9,525,453
5.00%, 05/30/2038		5,045,000	5,483,129
5.25%, 05/30/2048		7,980,000	8,822,569
4.88%, 06/19/2049		5,318,000	5,576,408
VTR Finance BV
6.88%, 01/15/2024		4,476,000	4,632,660
Warner Media LLC
3.88%, 01/15/2026		445,000	447,843
2.95%, 07/15/2026		380,000	373,006
3.80%, 02/15/2027		25,000	24,940
Wind Tre SpA
2.63%, 01/20/2023(2)	EUR	500,000	572,268
2.75% (3 Month EURIBOR + 2.75%), 01/20/2024(1)(2)		400,000	448,574
3.13%, 01/20/2025		200,000	226,760
Ziggo BV
5.50%, 01/15/2027(2)		$6,675,000	6,789,877

			778,678,730

Consumer, Cyclical—2.84%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022(2)		3,510,000	3,510,000
4.25%, 05/15/2024(2)		154,000	155,732

Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)	245,421	253,372
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)	1,767,595	1,845,193
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)	14,134,627	14,085,156
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022(2)	995,000	996,613
3.55%, 07/26/2027(2)	3,000,000	3,059,345
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	1,190,447	1,232,672
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,443,901	1,503,967
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	1,654,225	1,708,484
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,045,599	2,056,236
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	9,384,411	9,639,667
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	537,180	556,651
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,189,132	2,307,234
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,272,527	1,297,723
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)	3,766,496	3,860,281
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	7,290,705	7,338,514
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025	986,216	1,031,222
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	775,620	783,367
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	6,260,795	6,234,104
AutoNation, Inc.
3.35%, 01/15/2021	770,000	776,865
BMW US Capital LLC
3.25%, 08/14/2020(2)	14,250,000	14,376,516
3.10%, 04/12/2021(2)	5,495,000	5,557,918
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,225,060
Churchill Downs, Inc.
4.75%, 01/15/2028(2)	402,000	403,908
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,127,610	4,378,157
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	851,648	863,912
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,660,560	1,734,621
Cumberland Farms, Inc.
6.75%, 05/01/2025(2)	767,000	813,020
Daimler Finance North America LLC
2.30%, 01/06/2020(2)	4,000,000	3,994,426
3.00%, 02/22/2021(2)	2,210,000	2,226,906
3.88%, 09/15/2021(2)	850,000	873,827
Delta Air Lines, Inc.
2.88%, 03/13/2020	1,295,000	1,296,535
3.40%, 04/19/2021	350,000	355,179
3.63%, 03/15/2022	3,757,000	3,819,960

Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,394,000	4,525,819
Dillard’s, Inc.
7.75%, 07/15/2026		135,000	150,574
7.75%, 05/15/2027		85,000	93,338
7.00%, 12/01/2028		380,000	409,643
DR Horton, Inc.
4.38%, 09/15/2022		10,658,000	11,095,756
eG Global Finance Plc
6.75%, 02/07/2025(2)		2,701,000	2,679,932
Emirates Airline
4.50%, 02/06/2025		3,428,520	3,466,954
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	348,653
Ford Motor Credit Co. LLC
1.90%, 08/12/2019		$1,000,000	999,044
3.59% (3 Month LIBOR USD + 1.00%), 01/09/2020(1)		2,575,000	2,580,093
8.13%, 01/15/2020		2,605,000	2,678,690
2.43%, 06/12/2020		4,525,000	4,507,602
3.23% (3 Month LIBOR USD + 0.79%), 06/12/2020(1)		400,000	398,912
3.16%, 08/04/2020		2,420,000	2,428,681
2.34%, 11/02/2020		7,795,000	7,738,904
3.01% (3 Month LIBOR USD + 0.43%), 11/02/2020(1)		3,110,000	3,080,103
5.09%, 01/07/2021		1,405,000	1,447,474
3.20%, 01/15/2021		3,750,000	3,760,783
5.75%, 02/01/2021		1,290,000	1,342,914
3.34%, 03/18/2021		200,000	200,853
3.41% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		400,000	394,750
3.47%, 04/05/2021		2,915,000	2,934,636
0.12% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(5)	EUR	220,000	247,032
5.88%, 08/02/2021		$6,650,000	7,010,152
3.48% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,336,682
0.05% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(5)	EUR	610,000	678,035
5.60%, 01/07/2022		$13,892,000	14,709,486
3.34%, 03/28/2022		4,740,000	4,757,118
3.75% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	485,263
General Motors Co.
6.60%, 04/01/2036		975,000	1,079,329
6.25%, 10/02/2043		65,000	69,131
5.20%, 04/01/2045		3,485,000	3,349,896
General Motors Financial Co., Inc.
2.35%, 10/04/2019		3,000,000	2,998,365
3.15%, 01/15/2020		1,000,000	1,001,960
2.65%, 04/13/2020		1,500,000	1,499,593
3.20%, 07/13/2020		6,992,000	7,016,390
3.44% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		10,375,000	10,370,264
3.55%, 04/09/2021		30,950,000	31,427,251
0.21% (3 Month EURIBOR + 0.55%), 03/26/2022(1)(5)	EUR	450,000	504,202
5.10%, 01/17/2024		$13,185,000	14,099,512
4.35%, 04/09/2025		1,530,000	1,578,325
4.00%, 10/06/2026		1,900,000	1,915,887
Gohl Capital Ltd.
4.25%, 01/24/2027		6,600,000	6,793,895
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021(2)		3,287,000	3,292,755
2.55%, 06/09/2022(2)		1,875,000	1,861,169
Hyundai Capital America
3.20% (3 Month LIBOR USD + 0.80%), 09/18/2020(1)(2)		1,170,000	1,170,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026(2)		956,000	1,002,595
4.75%, 06/01/2027(2)		1,000,000	1,025,000

Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		2,808,524	2,835,767
Lear Corp.
5.25%, 01/15/2025		7,072,000	7,337,420
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,499,437
Magna International, Inc.
4.15%, 10/01/2025		665,000	710,032
MGM Resorts International
6.75%, 10/01/2020		6,899,000	7,209,455
7.75%, 03/15/2022		2,870,000	3,200,050
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	326,424	468,865
2.86% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		$9,978,458	9,175,506
Nissan Motor Acceptance Corp.
3.49% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		1,400,000	1,401,472
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 05/15/2026(2)		1,310,000	1,360,763
PetSmart, Inc.
5.88%, 06/01/2025(2)		206,000	199,820
QVC, Inc.
5.13%, 07/02/2022		4,255,000	4,428,750
4.38%, 03/15/2023		4,476,000	4,541,772
4.85%, 04/01/2024		4,365,000	4,514,295
4.45%, 02/15/2025		600,000	603,992
Rite Aid Corp.
6.13%, 04/01/2023(2)		4,644,000	3,918,375
Sands China Ltd.
4.60%, 08/08/2023		1,400,000	1,470,872
5.13%, 08/08/2025		1,600,000	1,715,072
5.40%, 08/08/2028		2,200,000	2,388,239
Spirit Issuer Plc
3.47% (3 Month LIBOR GBP + 2.70%), 12/28/2031(1)	GBP	810,000	1,008,112
Staples, Inc.
7.50%, 04/15/2026(2)		$1,098,000	1,091,533
10.75%, 04/15/2027(2)		548,000	545,260
Starbucks Corp.
3.80%, 08/15/2025		5,465,000	5,818,596
Tesla, Inc.
5.30%, 08/15/2025(2)		1,810,000	1,588,275
Toyota Motor Credit Corp.
1.55%, 10/18/2019		9,690,000	9,669,657
2.95%, 04/13/2021		14,545,000	14,735,856
2.65%, 04/12/2022		17,580,000	17,849,917
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026		1,540,683	1,541,084
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025		1,878,142	1,883,448
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		628,859	636,357
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		6,581,929	6,826,521
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031		2,310,000	2,481,097
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,599,215	1,800,876
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,556,724	1,638,763
VOC Escrow Ltd.
5.00%, 02/15/2028(2)		179,000	181,462

Volkswagen Bank GmbH
0.10% (3 Month EURIBOR + 0.42%), 06/15/2021(1)(5)	EUR	1,400,000	1,588,915
0.63%, 09/08/2021		7,500,000	8,608,586
1.88%, 01/31/2024		300,000	357,491
Volkswagen Group of America Finance LLC
3.31% (3 Month LIBOR USD + 0.77%), 11/13/2020(1)(2)		$8,300,000	8,333,874
3.48% (3 Month LIBOR USD + 0.94%), 11/12/2021(1)(2)		8,300,000	8,366,379
4.00%, 11/12/2021(2)		8,800,000	9,079,828
4.63%, 11/13/2025(2)		6,525,000	7,085,377
Volkswagen Leasing GmbH
0.14% (3 Month EURIBOR + 0.45%), 07/06/2021(1)(5)	EUR	400,000	453,862
1.63%, 08/15/2025		3,095,000	3,627,283
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		$2,550,000	2,651,353
4.80%, 11/18/2044		926,000	921,822
Walmart, Inc.
3.13%, 06/23/2021		19,375,000	19,793,225
WestJet Airlines Ltd.
3.50%, 06/16/2021(2)		4,540,000	4,564,264
Wyndham Destinations, Inc.
4.25%, 03/01/2022		40,000	40,600
3.90%, 03/01/2023		1,170,000	1,170,000
5.40%, 04/01/2024		72,000	75,416
6.35%, 10/01/2025		1,120,000	1,219,400
5.75%, 04/01/2027		6,035,000	6,299,031
Wynn Macau Ltd.
5.50%, 10/01/2027(2)		200,000	194,500
ZF North America Capital, Inc.
4.00%, 04/29/2020(2)		1,910,000	1,919,609
4.50%, 04/29/2022(2)		1,050,000	1,069,706
4.75%, 04/29/2025(2)		3,190,000	3,294,860

			510,688,587

Consumer, Non-cyclical—5.90%
AA Bond Co. Ltd.
4.25%, 07/31/2020	GBP	10,080,000	12,984,254
2.88%, 01/31/2022		5,547,000	6,701,913
Abbott Laboratories
2.90%, 11/30/2021		$8,535,000	8,673,827
AbbVie, Inc.
2.90%, 11/06/2022		1,476,000	1,485,262
2.85%, 05/14/2023		1,000,000	1,006,777
3.60%, 05/14/2025		7,845,000	8,114,553
4.50%, 05/14/2035		715,000	734,586
4.40%, 11/06/2042		2,400,000	2,374,254
4.70%, 05/14/2045		2,700,000	2,757,458
4.45%, 05/14/2046		1,950,000	1,912,979
4.88%, 11/14/2048		4,620,000	4,860,330
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,407,055
3.50%, 11/15/2024		3,370,000	3,472,761
Albertsons Cos LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
5.75%, 03/15/2025		2,320,000	2,337,400
7.50%, 03/15/2026(2)		1,640,000	1,750,700
Allergan Finance LLC
3.25%, 10/01/2022		9,250,000	9,400,756
Allergan Funding SCS
3.45%, 03/15/2022		380,000	387,871
3.80%, 03/15/2025		3,618,000	3,752,849
2.63%, 11/15/2028	EUR	100,000	124,930

Allergan Sales LLC
5.00%, 12/15/2021(2)	$3,000,000	3,136,228
Allied Universal Holdco LLC
6.63%, 07/15/2026(2)	524,000	532,515
Altria Group, Inc.
4.80%, 02/14/2029	9,700,000	10,462,363
5.80%, 02/14/2039	11,870,000	13,326,271
5.95%, 02/14/2049	3,230,000	3,673,279
Amgen, Inc.
2.60%, 08/19/2026	3,200,000	3,149,294
4.40%, 05/01/2045	3,441,000	3,658,834
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	7,035,000	7,819,162
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	1,145,000	1,239,116
4.00%, 04/13/2028	5,025,000	5,411,369
5.55%, 01/23/2049	10,485,000	12,785,250
Anthem, Inc.
2.50%, 11/21/2020	15,420,000	15,447,665
3.65%, 12/01/2027	2,580,000	2,680,090
4.65%, 01/15/2043	4,400,000	4,794,539
4.38%, 12/01/2047	1,000,000	1,064,222
Ascension Health
3.95%, 11/15/2046	825,000	891,565
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)	4,585,000	4,779,862
Avon International Capital Plc
6.50%, 08/15/2022(2)	276,000	278,070
B&G Foods, Inc.
5.25%, 04/01/2025	1,590,000	1,605,900
Bacardi Ltd.
4.70%, 05/15/2028(2)	2,047,000	2,188,946
5.30%, 05/15/2048(2)	2,730,000	2,870,243
BAT Capital Corp.
2.30%, 08/14/2020	8,722,000	8,701,515
2.76%, 08/15/2022	3,124,000	3,132,183
3.56%, 08/15/2027	7,240,000	7,204,312
4.54%, 08/15/2047	3,295,000	3,052,768
BAT International Finance Plc
2.75%, 06/15/2020(2)	3,619,000	3,627,304
3.25%, 06/07/2022(2)	2,978,000	3,020,038
3.50%, 06/15/2022(2)	326,000	333,318
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	2,972,000	3,267,773
Bausch Health Cos, Inc.
5.75%, 08/15/2027(2)	1,080,000	1,135,058
Baxalta, Inc.
2.88%, 06/23/2020	298,000	298,877
4.00%, 06/23/2025	2,331,000	2,476,809
Bayer US Finance II LLC
2.98% (3 Month LIBOR USD + 0.63%), 06/25/2021(1)(2)	1,500,000	1,489,928
3.50%, 06/25/2021(2)	800,000	811,372
2.75%, 07/15/2021(2)	5,312,000	5,314,220
3.88%, 12/15/2023(2)	7,420,000	7,687,686
4.38%, 12/15/2028(2)	9,120,000	9,608,696
4.88%, 06/25/2048(2)	1,100,000	1,128,298
Bayer US Finance LLC
3.00%, 10/08/2021(2)	900,000	906,386
3.38%, 10/08/2024(2)	5,000,000	5,021,025
BCPE Cycle Merger Sub II, Inc.
10.63%, 07/15/2027(2)	642,000	650,026

Becton Dickinson & Co.
2.68%, 12/15/2019		3,780,000	3,781,145
3.25%, 11/12/2020		2,100,000	2,119,712
2.89%, 06/06/2022		6,000,000	6,076,474
1.40%, 05/24/2023	EUR	1,285,000	1,515,669
3.36%, 06/06/2024		$5,185,000	5,353,649
3.73%, 12/15/2024		2,152,000	2,256,175
3.70%, 06/06/2027		13,027,000	13,606,572
7.00%, 08/01/2027		361,000	440,498
4.67%, 06/06/2047		3,490,000	3,906,209
Becton Dickinson Euro Finance Sarl
0.63%, 06/04/2023	EUR	3,370,000	3,860,043
Biogen, Inc.
2.90%, 09/15/2020		$4,000,000	4,019,404
5.20%, 09/15/2045		1,175,000	1,319,411
Boston Scientific Corp.
3.38%, 05/15/2022		600,000	616,823
BRF GmbH
4.35%, 09/29/2026(2)		6,320,000	6,098,800
Bristol-Myers Squibb Co.
3.20%, 06/15/2026(2)		2,865,000	2,972,572
3.40%, 07/26/2029(2)		625,000	653,673
4.13%, 06/15/2039(2)		1,765,000	1,911,856
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027		4,565,000	4,489,563
Campbell Soup Co.
2.91% (3 Month LIBOR USD + 0.50%), 03/16/2020(1)		420,000	420,273
3.04% (3 Month LIBOR USD + 0.63%), 03/15/2021(1)		1,786,000	1,782,390
3.30%, 03/15/2021		4,280,000	4,333,959
Celgene Corp.
3.55%, 08/15/2022		975,000	1,009,123
3.63%, 05/15/2024		6,760,000	7,094,087
3.88%, 08/15/2025		10,861,000	11,634,592
3.45%, 11/15/2027		1,600,000	1,667,267
3.90%, 02/20/2028		2,000,000	2,142,228
5.25%, 08/15/2043		1,940,000	2,325,529
4.63%, 05/15/2044		2,360,000	2,687,705
5.00%, 08/15/2045		2,850,000	3,378,647
Centene Corp.
5.63%, 02/15/2021		219,000	223,106
4.75%, 05/15/2022		383,000	391,139
6.13%, 02/15/2024		1,270,000	1,330,325
4.75%, 01/15/2025		1,511,000	1,559,669
Central Garden & Pet Co.
6.13%, 11/15/2023		880,000	913,000
5.13%, 02/01/2028		1,220,000	1,198,650
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020		700,000	703,729
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025(2)		1,206,000	1,127,610
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021		9,975,000	9,750,562
6.25%, 03/31/2023		18,290,000	17,604,125
8.63%, 01/15/2024(2)		8,120,000	8,145,253
8.00%, 03/15/2026(2)		5,303,000	5,096,342
Cigna Corp.
3.20%, 09/17/2020(2)		11,060,000	11,159,453
4.13%, 11/15/2025(2)		2,105,000	2,235,547
4.38%, 10/15/2028(2)		20,715,000	22,340,803
4.90%, 12/15/2048(2)		7,710,000	8,384,305

Cigna Holding Co.
3.05%, 10/15/2027		4,115,000	4,071,307
Cintas Corp. No 2
4.30%, 06/01/2021		165,000	170,995
Coca-Cola Co.
1.88%, 10/27/2020		3,345,000	3,336,578
3.15%, 11/15/2020		2,949,000	2,990,988
3.30%, 09/01/2021		15,247,000	15,653,163
CVS Health Corp.
4.75%, 12/01/2022(2)		56,000	59,448
3.70%, 03/09/2023		16,190,000	16,713,673
4.00%, 12/05/2023		5,000,000	5,230,925
4.10%, 03/25/2025		8,335,000	8,786,141
5.13%, 07/20/2045		425,000	453,246
5.05%, 03/25/2048		26,430,000	28,110,008
CVS Pass-Through Trust
6.04%, 12/10/2028		1,436,150	1,607,294
5.77%, 01/10/2033(2)		67,883	75,695
5.77%, 01/10/2033		2,496,665	2,783,996
4.70%, 01/10/2036(2)		4,443,283	4,710,866
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)		10,899,556	10,936,964
Danone S.A.
2.08%, 11/02/2021(2)		1,715,000	1,703,298
3.00%, 06/15/2022(2)		11,560,000	11,762,823
DP World Plc
2.38%, 09/25/2026(2)	EUR	400,000	475,854
4.25%, 09/25/2030(2)	GBP	200,000	274,771
Eagle Holding Co. II LLC
7.75%, 05/15/2022(2)(7)		$379,000	381,842
Elanco Animal Health, Inc.
4.27%, 08/28/2023(2)		4,020,000	4,217,542
4.90%, 08/28/2028(2)		8,576,000	9,573,291
Equifax, Inc.
3.60%, 08/15/2021		4,485,000	4,569,674
ERAC USA Finance LLC
2.60%, 12/01/2021(2)		1,180,000	1,182,513
3.80%, 11/01/2025(2)		4,605,000	4,873,949
Express Scripts Holding Co.
3.05%, 11/30/2022		800,000	811,743
3.50%, 06/15/2024		1,282,000	1,319,639
4.50%, 02/25/2026		11,123,000	12,024,279
3.40%, 03/01/2027		6,809,000	6,905,658
First Quality Finance Co., Inc.
5.00%, 07/01/2025(2)		518,000	521,885
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/2019(2)		5,620,000	5,630,503
4.13%, 10/15/2020(2)		114,000	115,573
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021(2)		570,000	594,510
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	115,743
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,670,110
4.70%, 04/17/2048		1,050,000	1,131,602
George Washington University
3.55%, 09/15/2046		740,000	745,282
Gilead Sciences, Inc.
3.70%, 04/01/2024		1,000,000	1,060,250
3.50%, 02/01/2025		1,251,000	1,311,791

4.60%, 09/01/2035		3,961,000	4,455,832
4.75%, 03/01/2046		375,000	425,573
4.15%, 03/01/2047		1,000,000	1,048,896
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021		8,775,000	8,923,561
Greene King Finance Plc
1.74% (3 Month LIBOR GBP + 0.95%), 06/15/2031(1)	GBP	605,627	719,026
5.11%, 03/15/2034		450,000	660,039
4.06%, 03/15/2035		3,913,515	5,334,551
HCA, Inc.
6.50%, 02/15/2020		$1,319,000	1,349,322
5.88%, 03/15/2022		2,700,000	2,950,078
5.88%, 05/01/2023		844,000	917,749
5.00%, 03/15/2024		5,011,000	5,456,702
5.25%, 04/15/2025		6,984,000	7,741,838
5.25%, 06/15/2026		3,755,000	4,156,088
4.50%, 02/15/2027		12,510,000	13,341,178
5.88%, 02/01/2029		2,741,000	3,004,821
7.50%, 11/06/2033		1,035,000	1,190,250
5.13%, 06/15/2039		3,000,000	3,116,142
5.25%, 06/15/2049		13,205,000	13,729,371
Hologic, Inc.
4.63%, 02/01/2028(2)		3,215,000	3,263,225
Humana, Inc.
3.15%, 12/01/2022		3,503,000	3,574,760
3.85%, 10/01/2024		6,639,000	6,939,875
IHS Markit Ltd.
5.00%, 11/01/2022(2)		5,186,000	5,494,567
4.75%, 02/15/2025(2)		3,900,000	4,183,140
4.00%, 03/01/2026(2)		500,000	517,340
4.75%, 08/01/2028		3,425,000	3,741,538
Imperial Brands Finance Plc
3.75%, 07/21/2022(2)		3,110,000	3,200,721
Japan Tobacco, Inc.
2.00%, 04/13/2021		5,230,000	5,183,767
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.75%, 06/15/2025(2)		3,530,000	3,671,200
6.75%, 02/15/2028(2)		2,130,000	2,313,712
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 04/15/2029(2)		735,000	798,394
Johnson & Johnson
3.40%, 01/15/2038		975,000	1,015,132
Kaiser Foundation Hospitals
3.50%, 04/01/2022		535,000	553,435
Keurig Dr Pepper, Inc.
3.55%, 05/25/2021		13,505,000	13,789,801
2.53%, 11/15/2021		970,000	968,444
3.20%, 11/15/2021		500,000	505,153
Kraft Heinz Foods Co.
5.38%, 02/10/2020		1,000,000	1,016,463
2.80%, 07/02/2020		1,006,000	1,007,280
3.12% (3 Month LIBOR USD + 0.57%), 02/10/2021(1)		450,000	449,149
3.38%, 06/15/2021		10,130,000	10,296,271
3.50%, 07/15/2022		8,640,000	8,840,609
4.88%, 02/15/2025(2)		2,200,000	2,269,100
3.95%, 07/15/2025		5,500,000	5,721,333
4.63%, 01/30/2029		4,095,000	4,404,075
5.00%, 06/04/2042		470,000	482,381
5.20%, 07/15/2045		1,000,000	1,047,570
4.38%, 06/01/2046		800,000	759,265

Kroger Co.
5.40%, 01/15/2049		4,661,000	5,175,035
Life Technologies Corp.
6.00%, 03/01/2020		1,200,000	1,225,323
Matthews International Corp.
5.25%, 12/01/2025(2)		1,064,000	1,046,710
Molina Healthcare, Inc.
5.38%, 11/15/2022		1,913,000	1,989,520
Molson Coors Brewing Co.
2.10%, 07/15/2021		470,000	467,160
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021(2)		3,120,000	3,089,848
Mylan NV
5.25%, 06/15/2046		2,030,000	1,897,495
Mylan, Inc.
5.20%, 04/15/2048		745,000	687,241
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)		4,955,000	5,210,182
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,650,880
NYU Langone Hospitals
4.43%, 07/01/2042		2,000,000	2,251,906
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
6.63%, 05/15/2022(2)		1,434,000	1,369,470
Par Pharmaceutical, Inc.
7.50%, 04/01/2027(2)		981,000	963,833
Pernod Ricard S.A.
5.75%, 04/07/2021(2)		1,100,000	1,161,193
4.45%, 01/15/2022(2)		2,000,000	2,092,122
4.25%, 07/15/2022(2)		1,600,000	1,677,861
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024		1,980,000	1,964,615
4.38%, 03/15/2026		2,490,000	2,494,093
Pfizer, Inc.
4.40%, 05/15/2044		430,000	491,568
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(2)		1,448,000	1,500,490
Post Holdings, Inc.
5.75%, 03/01/2027(2)		968,000	999,460
5.63%, 01/15/2028(2)		2,410,000	2,476,275
5.50%, 12/15/2029(2)		316,000	316,790
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026		1,968,000	1,960,324
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(2)		10,830,000	10,812,141
Refinitiv US Holdings, Inc.
4.50%, 05/15/2026	EUR	1,300,000	1,511,325
6.25%, 05/15/2026(2)		$1,190,000	1,223,915
6.88%, 11/15/2026	EUR	200,000	230,995
Reynolds American, Inc.
6.88%, 05/01/2020		$1,000,000	1,034,876
3.25%, 06/12/2020		750,000	755,055
4.00%, 06/12/2022		900,000	933,282
3.25%, 11/01/2022		1,215,000	1,226,543
4.45%, 06/12/2025		10,905,000	11,557,407
5.85%, 08/15/2045		6,085,000	6,554,768
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019		895,000	893,613
2.40%, 09/23/2021		7,182,000	7,167,085
2.88%, 09/23/2023		7,345,000	7,413,761

3.20%, 09/23/2026		4,310,000	4,352,332
Sigma Alimentos S.A. de CV
4.13%, 05/02/2026		3,300,000	3,323,958
Smithfield Foods, Inc.
4.25%, 02/01/2027(2)		1,290,000	1,312,214
Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	515,000
5.75%, 07/15/2025		2,142,000	2,225,003
Suntory Holdings Ltd.
2.55%, 06/28/2022(2)		810,000	809,480
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/2020(2)		5,150,000	5,242,398
4.00%, 11/26/2021(2)		9,350,000	9,659,029
Teleflex, Inc.
4.63%, 11/15/2027		2,272,000	2,337,320
Tenet Healthcare Corp.
4.75%, 06/01/2020		2,500,000	2,525,000
6.00%, 10/01/2020		5,158,000	5,319,188
4.50%, 04/01/2021		2,847,000	2,886,146
4.63%, 07/15/2024		1,271,000	1,286,888
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		750,000	682,411
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/2020	EUR	4,400,000	4,903,175
3.25%, 04/15/2022		1,200,000	1,342,581
1.25%, 03/31/2023		200,000	201,835
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019		$80,000	79,760
2.20%, 07/21/2021		43,040,000	40,834,200
2.80%, 07/21/2023		9,320,000	8,085,100
3.15%, 10/01/2026		5,355,000	4,163,513
Thermo Fisher Scientific, Inc.
4.70%, 05/01/2020		110,000	112,021
4.50%, 03/01/2021		900,000	931,421
3.30%, 02/15/2022		1,728,000	1,768,745
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(2)		2,635,000	2,606,974
Tyson Foods, Inc.
2.25%, 08/23/2021		300,000	299,090
4.00%, 03/01/2026		5,000,000	5,314,828
UBM Plc
5.75%, 11/03/2020(2)		2,925,000	3,028,791
Unilever Capital Corp.
3.00%, 03/07/2022		5,625,000	5,749,112
UnitedHealth Group, Inc.
3.75%, 07/15/2025		4,310,000	4,605,397
3.38%, 04/15/2027		3,105,000	3,240,801
3.85%, 06/15/2028		5,000,000	5,414,608
4.75%, 07/15/2045		1,712,000	2,034,518
4.20%, 01/15/2047		1,288,000	1,406,425
Universal Health Services, Inc.
4.75%, 08/01/2022(2)		7,595,000	7,661,456
5.00%, 06/01/2026(2)		7,497,000	7,740,653
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,122,358
WellCare Health Plans, Inc.
5.38%, 08/15/2026(2)		1,065,000	1,128,900
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020		2,125,000	2,126,732
3.17% (3 Month LIBOR USD + 0.75%), 03/19/2021(1)		970,000	968,965

3.15%, 04/01/2022	640,000	650,812
3.70%, 03/19/2023	3,145,000	3,244,223
Zoetis, Inc.
3.45%, 11/13/2020	600,000	607,502

		1,059,059,708

Diversified—0.03%
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,908,659

Energy—2.86%
Aker BP ASA
5.88%, 03/31/2025(2)	4,870,000	5,143,937
Anadarko Petroleum Corp.
5.55%, 03/15/2026	2,820,000	3,168,309
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	412,605
4.25%, 12/01/2027	5,655,000	5,970,784
Antero Resources Corp.
5.13%, 12/01/2022	1,893,000	1,817,280
5.63%, 06/01/2023	1,250,000	1,207,812
5.00%, 03/01/2025	4,942,000	4,558,995
APT Pipelines Ltd.
3.88%, 10/11/2022(2)	1,360,000	1,409,494
4.25%, 07/15/2027(2)	11,420,000	11,973,869
BG Energy Capital Plc
4.00%, 10/15/2021(2)	1,100,000	1,136,656
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	333,272
5.95%, 06/01/2026	8,415,000	9,359,138
BP Capital Markets America, Inc.
4.74%, 03/11/2021	3,025,000	3,153,481
2.11%, 09/16/2021	5,210,000	5,201,504
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,348,409
3.85%, 06/01/2027	890,000	924,048
6.25%, 03/15/2038	1,345,000	1,659,297
Cenovus Energy, Inc.
5.70%, 10/15/2019	15,385	15,503
3.80%, 09/15/2023	1,955,000	2,010,728
5.40%, 06/15/2047	2,140,000	2,314,166
Centennial Resource Production LLC
5.38%, 01/15/2026(2)	538,000	511,100
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,546,345
2.42%, 11/17/2020	1,550,000	1,556,813
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/2020	200,000	200,312
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	262,578
3.80%, 06/01/2024	15,540,000	15,971,364
4.38%, 01/15/2028	1,570,000	1,652,727
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(2)	525,000	525,000
DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	250,100
6.75%, 09/15/2037(2)	1,830,000	1,967,250
Diamondback Energy, Inc.
4.75%, 11/01/2024(2)	6,840,000	7,019,550
5.38%, 05/31/2025	7,025,000	7,376,250

Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020(2)	3,235,000	3,307,593
Energy Transfer Operating LP
4.15%, 10/01/2020	1,504,000	1,529,770
4.65%, 06/01/2021	860,000	891,850
5.88%, 01/15/2024	4,196,000	4,663,347
4.50%, 04/15/2024	985,000	1,047,682
4.05%, 03/15/2025	4,555,000	4,747,298
4.75%, 01/15/2026	4,720,000	5,055,421
5.50%, 06/01/2027	2,105,000	2,352,067
4.95%, 06/15/2028	1,460,000	1,595,512
5.25%, 04/15/2029	2,155,000	2,409,925
6.50%, 02/01/2042	1,000,000	1,181,071
5.15%, 03/15/2045	700,000	711,074
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,631,046
5.00%, 10/01/2022	1,600,000	1,700,502
ENI SpA
4.00%, 09/12/2023(2)	4,965,000	5,171,248
4.75%, 09/12/2028(2)	4,075,000	4,456,502
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	35,393
4.15%, 06/01/2025	6,795,000	6,659,100
4.85%, 07/15/2026	2,215,000	2,231,612
EQM Midstream Partners LP
5.50%, 07/15/2028	16,135,000	17,007,899
EQT Corp.
2.50%, 10/01/2020	400,000	398,884
Gazprom Neft OAO Via GPN Capital S.A.
4.38%, 09/19/2022	3,000,000	3,058,188
Gazprom OAO Via Gaz Capital S.A.
6.51%, 03/07/2022	2,045,000	2,208,535
4.95%, 07/19/2022	3,000,000	3,144,360
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	166,356
Hess Corp.
4.30%, 04/01/2027	4,305,000	4,463,647
5.60%, 02/15/2041	4,660,000	5,033,432
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,932,985
5.38%, 04/24/2030	800,000	885,760
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	150,000	159,621
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	14,500,000	15,487,153
5.30%, 12/01/2034	2,450,000	2,768,938
Marathon Oil Corp.
2.70%, 06/01/2020	1,744,000	1,745,514
2.80%, 11/01/2022	2,990,000	3,002,676
Marathon Petroleum Corp.
4.75%, 12/15/2023	1,580,000	1,703,659
5.13%, 12/15/2026	14,440,000	15,769,589
3.80%, 04/01/2028	2,245,000	2,280,761
Matador Resources Co.
5.88%, 09/15/2026	2,570,000	2,595,700
Newfield Exploration Co.
5.63%, 07/01/2024	6,745,000	7,464,292
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 04/15/2026(2)	1,850,000	1,928,625
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021	222,600	220,374

Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		53,002	50,883
ONEOK Partners LP
3.38%, 10/01/2022		1,100,000	1,117,306
ONEOK, Inc.
4.25%, 02/01/2022		470,000	486,264
ONGC Videsh Ltd.
3.25%, 07/15/2019		500,000	500,100
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(2)		300,000	307,500
5.25%, 08/15/2025(2)		338,000	343,070
5.63%, 10/15/2027(2)		250,000	261,250
Pertamina Persero PT
6.00%, 05/03/2042		480,000	550,946
Peru LNG Srl
5.38%, 03/22/2030		8,500,000	9,124,750
Petrobras Global Finance BV
6.13%, 01/17/2022		7,341,000	7,861,403
6.25%, 03/17/2024		5,050,000	5,523,690
6.25%, 12/14/2026	GBP	5,330,000	7,631,183
7.38%, 01/17/2027		$5,322,000	6,112,317
6.00%, 01/27/2028		219,000	232,797
5.75%, 02/01/2029		13,842,000	14,428,900
6.90%, 03/19/2049		1,445,000	1,538,924
Petroleos de Venezuela S.A.
9.00%, 11/17/2021(8)		200,000	46,001
6.00%, 05/16/2024(8)		2,312,000	346,801
6.00%, 11/15/2026(8)		4,600,000	690,000
5.38%, 04/12/2027(8)		2,052,000	307,800
9.75%, 05/17/2035(8)		830,000	199,200
5.50%, 04/12/2037(8)		2,500,000	387,500
Petroleos del Peru S.A.
4.75%, 06/19/2032		500,000	546,900
Petroleos Mexicanos
5.50%, 01/21/2021		3,445,000	3,484,618
4.63%, 09/21/2023		2,000,000	1,955,000
6.50%, 03/13/2027		1,410,000	1,390,542
5.35%, 02/12/2028		4,530,000	4,122,753
6.50%, 01/23/2029		10,661,000	10,314,518
6.75%, 09/21/2047		4,395,000	3,913,748
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023		1,265,000	1,259,443
3.85%, 10/15/2023		2,000,000	2,065,572
4.65%, 10/15/2025		1,500,000	1,596,775
Raizen Fuels Finance S.A.
5.30%, 01/20/2027(2)		560,000	596,400
Range Resources Corp.
5.00%, 03/15/2023		1,050,000	988,313
4.88%, 05/15/2025		884,000	775,710
Reliance Holding USA, Inc.
5.40%, 02/14/2022		3,900,000	4,142,856
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		307,752	342,759
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		253,196	290,545
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)		500,000	561,255
Rockies Express Pipeline LLC
5.63%, 04/15/2020(2)		5,046,000	5,127,998
4.95%, 07/15/2029(2)		2,700,000	2,795,930

6.88%, 04/15/2040(2)	2,535,000	2,827,564
Ruby Pipeline LLC
6.00%, 04/01/2022(2)	3,939,394	4,019,917
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	5,222,000	5,422,611
6.25%, 03/15/2022	2,600,000	2,821,410
5.75%, 05/15/2024	1,000,000	1,111,706
5.63%, 03/01/2025	4,599,000	5,148,602
5.88%, 06/30/2026	2,130,000	2,433,166
5.00%, 03/15/2027	6,115,000	6,702,189
Saudi Arabian Oil Co.
3.50%, 04/16/2029(2)	6,300,000	6,377,663
4.38%, 04/16/2049(2)	4,200,000	4,254,212
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)	12,535,000	12,064,938
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,619,654
4.38%, 05/11/2045	1,000,000	1,151,735
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/2019(2)	200,000	199,694
SM Energy Co.
6.13%, 11/15/2022	8,000	7,940
5.00%, 01/15/2024	115,000	105,513
5.63%, 06/01/2025	75,000	68,250
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	1,046,419
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027	16,730,000	17,228,051
5.40%, 10/01/2047	9,919,000	10,537,559
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029(2)	2,170,000	2,403,275
TC PipeLines LP
4.38%, 03/13/2025	6,000,000	6,319,165
3.90%, 05/25/2027	3,325,000	3,394,851
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,309,276
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)	525,918	522,106
5.75%, 09/30/2039(2)	3,569,374	3,769,361
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	5,410,000	5,643,926
4.60%, 03/15/2048	1,025,000	1,086,408
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	540,000	519,750
Transocean Guardian Ltd.
5.88%, 01/15/2024(2)	1,548,855	1,574,024
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)	70,500	75,259
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)	2,349,270	2,419,748
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)	1,000,000	1,056,875
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)	580,500	598,640
Transocean Sentry Ltd.
5.38%, 05/15/2023(2)	500,000	500,624
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	5,692,355
Williams Cos, Inc.
3.35%, 08/15/2022	1,000,000	1,018,859

3.70%, 01/15/2023	1,728,000	1,785,330
4.50%, 11/15/2023	2,595,000	2,769,982
4.30%, 03/04/2024	175,000	185,796
4.55%, 06/24/2024	6,435,000	6,929,840
3.90%, 01/15/2025	125,000	131,026
4.00%, 09/15/2025	420,000	443,548
6.30%, 04/15/2040	1,323,000	1,605,689
4.85%, 03/01/2048	1,475,000	1,575,808
Woodside Finance Ltd.
3.65%, 03/05/2025(2)	5,610,000	5,755,100
3.70%, 09/15/2026(2)	2,885,000	2,930,853
3.70%, 03/15/2028(2)	2,659,000	2,660,601
4.50%, 03/04/2029(2)	5,229,000	5,522,707

		514,433,432

Financials—10.36%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,880,000	1,927,403
4.50%, 05/15/2021	8,325,000	8,582,548
5.00%, 10/01/2021	2,200,000	2,306,728
3.95%, 02/01/2022	12,577,000	12,936,073
3.50%, 05/26/2022	2,440,000	2,487,070
4.63%, 07/01/2022	1,050,000	1,096,229
4.13%, 07/03/2023	11,600,000	12,058,846
4.88%, 01/16/2024	3,800,000	4,088,603
3.50%, 01/15/2025	1,817,000	1,826,665
4.45%, 10/01/2025	7,811,000	8,231,694
3.65%, 07/21/2027	150,000	149,139
AIA Group Ltd.
3.90%, 04/06/2028(2)	2,945,000	3,124,935
AIB Group Plc
4.75%, 10/12/2023(2)	600,000	630,507
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	8,720,000	8,974,901
Air Lease Corp.
2.13%, 01/15/2020	1,850,000	1,845,519
2.50%, 03/01/2021	3,748,000	3,750,170
3.88%, 04/01/2021	2,540,000	2,594,441
3.50%, 01/15/2022	7,120,000	7,289,005
2.63%, 07/01/2022	910,000	909,877
3.88%, 07/03/2023	4,000,000	4,167,377
4.25%, 02/01/2024	4,005,000	4,223,188
Aircastle Ltd.
7.63%, 04/15/2020	580,000	601,190
5.13%, 03/15/2021	1,060,000	1,099,110
5.00%, 04/01/2023	5,090,000	5,383,194
4.13%, 05/01/2024	5,440,000	5,569,199
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,827,726
4.60%, 04/01/2022	3,882,000	4,091,364
3.45%, 04/30/2025	2,115,000	2,175,262
4.30%, 01/15/2026	5,995,000	6,418,438
3.80%, 04/15/2026	730,000	766,921
3.95%, 01/15/2027	3,440,000	3,607,289
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,515,683
Ally Financial, Inc.
3.75%, 11/18/2019	706,000	707,412
8.00%, 03/15/2020	1,500,000	1,550,625
4.13%, 03/30/2020	700,000	706,769
4.25%, 04/15/2021	368,000	375,820
4.63%, 05/19/2022	100,000	104,250

5.13%, 09/30/2024		400,000	432,000
4.63%, 03/30/2025		16,640,000	17,555,200
8.00%, 11/01/2031		2,663,000	3,519,714
8.00%, 11/01/2031		5,000	6,550
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020		10,990,000	11,104,733
3.75%, 04/15/2023		2,000,000	2,069,261
3.30%, 07/15/2026		2,950,000	2,975,458
3.63%, 11/15/2027		3,733,000	3,806,275
American Homes 4 Rent LP
4.25%, 02/15/2028		73,000	75,618
American International Group, Inc.
3.90%, 04/01/2026		5,715,000	5,978,791
4.20%, 04/01/2028		2,522,000	2,695,361
American Tower Corp.
2.80%, 06/01/2020		1,500,000	1,503,357
3.30%, 02/15/2021		3,371,000	3,412,140
3.45%, 09/15/2021		1,847,000	1,884,709
5.90%, 11/01/2021		2,200,000	2,366,849
2.25%, 01/15/2022		722,000	718,720
3.50%, 01/31/2023		717,000	739,918
3.00%, 06/15/2023		4,215,000	4,254,186
4.40%, 02/15/2026		1,863,000	2,012,441
3.38%, 10/15/2026		3,487,000	3,545,736
Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP	1,490,000	1,731,386
8.38%, 07/15/2023(2)		1,200,000	1,394,405
Athene Holding Ltd.
4.13%, 01/12/2028		$11,794,000	11,885,159
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023		6,474,000	6,742,449
4.35%, 04/20/2028		1,994,000	2,095,872
5.00%, 04/20/2048		260,000	267,991
Banco Bilbao Vizcaya Argentaria S.A.
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2168(1)	EUR	1,600,000	1,869,225
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2168(1)(5)		1,000,000	1,266,445
Banco de Bogota S.A.
4.38%, 08/03/2027		$4,700,000	4,835,172
Banco Santander S.A.
3.50%, 04/11/2022		3,800,000	3,897,542
3.85%, 04/12/2023		200,000	207,542
5.18%, 11/19/2025		2,400,000	2,608,744
Bank of America Corp.
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022(1)		8,835,000	8,872,802
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(1)		7,500,000	7,648,214
3.00% (3 Month LIBOR USD + 0.65%), 06/25/2022(1)		1,560,000	1,564,500
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(1)		11,033,000	11,230,897
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(1)		3,800,000	3,935,567
4.00%, 04/01/2024		3,955,000	4,212,542
4.25%, 10/22/2026		17,295,000	18,469,567
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(1)		8,100,000	8,506,962
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(1)		670,000	698,261
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(1)		4,632,000	4,769,907
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		6,390,000	6,975,728
5.88% (3 Month LIBOR USD + 2.93%), 09/15/2167(1)		7,020,000	7,327,476
5.13% (3 Month LIBOR USD + 3.29%), 12/20/2167(1)		1,200,000	1,207,500
Bank of Ireland
7.38% (5 Year Swap Rate EUR + 6.96%), 06/18/2168(1)	EUR	1,700,000	2,039,354
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(1)		$6,000,000	6,047,431

3.45%, 08/11/2023		5,345,000	5,573,753
Barclays Bank Plc
5.14%, 10/14/2020		665,000	683,379
7.63%, 11/21/2022		13,550,000	14,794,974
Barclays Plc
3.20%, 08/10/2021		1,500,000	1,509,992
3.68%, 01/10/2023		7,260,000	7,353,196
3.95% (3 Month LIBOR USD + 1.43%), 02/15/2023(1)		1,000,000	994,693
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)		7,045,000	7,300,488
1.50%, 09/03/2023	EUR	2,300,000	2,679,039
3.90% (3 Month LIBOR USD + 1.38%), 05/16/2024(1)		$200,000	197,053
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024(1)		4,465,000	4,610,126
3.65%, 03/16/2025		700,000	703,528
4.38%, 01/12/2026		3,170,000	3,280,536
3.25%, 02/12/2027	GBP	6,200,000	8,028,786
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		$3,500,000	3,731,304
3.25%, 01/17/2033	GBP	600,000	741,573
6.50% (5 Year Swap Rate EUR + 5.88%), 09/15/2167(1)	EUR	6,300,000	7,235,367
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2167(1)	GBP	900,000	1,192,959
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2167(1)		2,400,000	2,954,042
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2167(1)		$4,850,000	4,971,250
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2167(1)	GBP	1,200,000	1,613,471
8.00% (5 Year Swap Rate EUR + 6.75%), 03/15/2168(1)	EUR	11,700,000	14,384,759
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2168(1)	GBP	14,283,000	18,870,991
BBVA Bancomer S.A./Texas
4.38%, 04/10/2024(2)		$2,800,000	2,920,400
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042		1,000,000	1,122,948
4.20%, 08/15/2048		5,420,000	6,055,450
Berkshire Hathaway, Inc.
2.20%, 03/15/2021		10,840,000	10,866,275
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	397,957
BNP Paribas S.A.
4.40%, 08/14/2028(2)		600,000	649,739
7.00% (5 Year Swap Rate USD + 3.98%), 02/16/2168(1)(2)		400,000	427,000
BOC Aviation Ltd.
3.00%, 03/30/2020(2)		750,000	751,742
3.63% (3 Month LIBOR USD + 1.05%), 05/02/2021(1)(2)		600,000	602,760
2.75%, 09/18/2022(2)		300,000	299,390
3.46% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		700,000	702,023
3.50%, 10/10/2024(2)		1,500,000	1,522,333
Boston Properties LP
3.85%, 02/01/2023		3,245,000	3,385,464
3.20%, 01/15/2025		12,700,000	12,957,788
2.75%, 10/01/2026		5,660,000	5,569,469
Brixmor Operating Partnership LP
3.63% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,859,959
3.65%, 06/15/2024		3,624,000	3,700,750
3.85%, 02/01/2025		1,680,000	1,730,092
4.13%, 06/15/2026		2,980,000	3,079,259
3.90%, 03/15/2027		2,553,000	2,604,860
4.13%, 05/15/2029		3,205,000	3,346,983
Brookfield Finance, Inc.
3.90%, 01/25/2028		276,000	281,298
4.70%, 09/20/2047		582,000	607,737
Capital One Bank USA N.A.
3.38%, 02/15/2023		7,443,000	7,589,449
Capital One Financial Corp.
0.80%, 06/12/2024	EUR	2,940,000	3,364,263

4.25%, 04/30/2025		$2,880,000	3,084,581
4.20%, 10/29/2025		195,000	204,729
Carlyle Holdings Finance LLC
3.88%, 02/01/2023(2)		428,000	441,292
CBL & Associates LP
5.95%, 12/15/2026		708,000	484,980
CBRE Services, Inc.
4.88%, 03/01/2026		445,000	484,344
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		3,705,000	3,869,366
CIT Group, Inc.
4.13%, 03/09/2021		198,000	201,772
5.00%, 08/15/2022		50,000	52,875
Citigroup, Inc.
2.50%, 07/29/2019		2,034,000	2,034,206
2.80% (3 Month Australian Bank Bill + 1.25%), 08/07/2019(1)	AUD	13,020,000	9,152,420
2.40%, 02/18/2020		$2,260,000	2,259,932
2.90%, 12/08/2021		4,720,000	4,767,385
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(1)		4,000,000	4,065,789
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,305,839
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(1)		3,445,000	3,593,627
4.13%, 07/25/2028		1,675,000	1,769,604
CNO Financial Group, Inc.
5.25%, 05/30/2025		4,225,000	4,552,437
5.25%, 05/30/2029		3,840,000	4,156,800
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,306,571
5.50% (5 Year Swap Rate EUR + 5.25%), 06/29/2168(1)	EUR	4,500,000	5,321,628
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2168(1)(5)		5,200,000	6,540,458
Credit Agricole S.A.
4.38%, 03/17/2025(2)		$1,717,000	1,796,638
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		13,548,000	13,693,724
Credit Agricole S.A./London
3.60% (3 Month LIBOR USD + 1.02%), 04/24/2023(1)(2)		250,000	249,365
3.75%, 04/24/2023(2)		250,000	259,385
Credit Suisse AG
6.50%, 08/08/2023(2)		900,000	990,000
Credit Suisse Group AG
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2168(1)(2)		1,400,000	1,502,998
7.25% (5 Year Swap Rate USD + 4.33%), 03/12/2168(1)(2)		600,000	645,000
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025		5,500,000	5,740,961
Crown Castle International Corp.
2.25%, 09/01/2021		1,510,000	1,502,807
4.88%, 04/15/2022		1,715,000	1,823,408
4.45%, 02/15/2026		7,275,000	7,844,503
3.65%, 09/01/2027		7,580,000	7,802,382
3.80%, 02/15/2028		3,220,000	3,342,565
4.30%, 02/15/2029		11,875,000	12,767,277
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	201,275
CubeSmart LP
4.80%, 07/15/2022		1,783,000	1,879,303
Danske Bank
2.00%, 09/08/2021(2)		5,705,000	5,613,967
5.00%, 01/12/2022(2)		7,540,000	7,884,908
2.70%, 03/02/2022(2)		2,224,000	2,229,062
3.88%, 09/12/2023(2)		2,003,000	2,040,613
5.38%, 01/12/2024(2)		9,455,000	10,215,176

Deutsche Bank AG
1.88%, 02/28/2020	GBP	500,000	634,492
0.18% (3 Month EURIBOR + 0.50%), 12/07/2020(1)(5)	EUR	4,600,000	5,167,892
Deutsche Bank AG/New York NY
3.57% (3 Month LIBOR USD + 0.97%), 07/13/2020(1)		$46,000	45,702
3.86% (3 Month LIBOR USD + 1.29%), 02/04/2021(1)		1,960,000	1,943,610
3.95%, 02/27/2023		100,000	100,300
Dexia Credit Local S.A.
2.25%, 02/18/2020(2)		7,070,000	7,067,563
Digital Realty Trust LP
3.63%, 10/01/2022		4,000,000	4,114,940
2.75%, 02/01/2023		1,445,000	1,443,027
4.75%, 10/01/2025		1,640,000	1,796,450
Discover Financial Services
5.20%, 04/27/2022		3,670,000	3,928,330
3.95%, 11/06/2024		1,455,000	1,529,878
3.75%, 03/04/2025		8,845,000	9,141,163
4.10%, 02/09/2027		4,000,000	4,164,933
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		3,373,108	3,509,925
EPR Properties
4.75%, 12/15/2026		140,000	148,285
4.95%, 04/15/2028		414,000	445,112
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	238,094
Essex Portfolio LP
3.88%, 05/01/2024		$4,200,000	4,402,063
3.63%, 05/01/2027		2,785,000	2,891,337
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028		196,000	206,563
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	320,248
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		4,000,000	4,320,000
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	2,884,230
Fidelity National Financial, Inc.
4.50%, 08/15/2028		15,455,000	16,136,607
First Abu Dhabi Bank PJSC
5.25% (5 Year Swap Rate USD + 3.35%), 12/17/2167(1)		5,500,000	5,541,250
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028(1)		5,000,000	5,222,000
GE Capital European Funding Unlimited Co.
0.00% (3 Month EURIBOR + 0.23%), 05/17/2021(1)(5)	EUR	250,000	283,718
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020		$29,315,000	29,170,156
3.37%, 11/15/2025		3,985,000	4,031,552
4.42%, 11/15/2035		55,350,000	54,583,937
GE Capital UK Funding Unlimited Co.
4.38%, 07/31/2019	GBP	28,000	35,635
5.88%, 11/04/2020		28,000	37,528
4.13%, 09/13/2023		200,000	273,722
Global Bank Corp.
4.50%, 10/20/2021(2)		$350,000	359,628
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020		3,660,000	3,723,538
4.38%, 04/15/2021		1,500,000	1,526,055
5.25%, 06/01/2025		1,508,000	1,615,671
5.38%, 04/15/2026		3,425,000	3,703,384
5.75%, 06/01/2028		4,034,000	4,445,347
5.30%, 01/15/2029		5,429,000	5,851,105

Goldman Sachs Group, Inc.
2.63%, 04/25/2021		3,964,000	3,977,278
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(1)		11,078,000	11,166,022
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(1)		1,235,000	1,246,499
4.12% (3 Month LIBOR USD + 1.60%), 11/29/2023(1)		100,000	102,680
3.50%, 01/23/2025		2,622,000	2,711,211
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)		3,700,000	3,784,610
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(1)		3,000,000	3,098,200
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029(1)		4,100,000	4,269,697
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(1)		4,760,000	5,102,051
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	468,057
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)		200,000	210,400
HCP, Inc.
4.00%, 12/01/2022		5,149,000	5,387,684
4.25%, 11/15/2023		678,000	719,804
4.20%, 03/01/2024		1,175,000	1,242,998
3.40%, 02/01/2025		2,625,000	2,682,316
4.00%, 06/01/2025		4,375,000	4,623,668
3.25%, 07/15/2026		5,975,000	5,998,433
3.50%, 07/15/2029		685,000	687,958
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023		3,356,000	3,430,786
3.63%, 01/15/2028		4,375,000	4,415,119
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022		3,335,000	3,357,589
3.70%, 04/15/2023		3,425,000	3,500,244
Highwoods Realty LP
4.13%, 03/15/2028		4,875,000	5,075,690
Hospitality Properties Trust
3.95%, 01/15/2028		5,605,000	5,279,230
Host Hotels & Resorts LP
6.00%, 10/01/2021		2,963,000	3,141,960
5.25%, 03/15/2022		2,500,000	2,638,543
3.75%, 10/15/2023		2,175,000	2,227,222
4.50%, 02/01/2026		1,600,000	1,690,465
Howard Hughes Corp.
5.38%, 03/15/2025(2)		1,777,000	1,835,996
HSBC Holdings Plc
3.12% (3 Month LIBOR USD + 0.60%), 05/18/2021(1)		1,200,000	1,200,948
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023(1)		1,585,000	1,612,383
3.52% (3 Month LIBOR USD + 1.00%), 05/18/2024(1)		400,000	401,065
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)		7,615,000	7,963,994
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		10,000,000	10,631,980
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,494,251
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		2,600,000	2,712,696
3.00%, 05/29/2030(3)	GBP	2,400,000	3,131,678
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2167(1)		$1,820,000	1,907,870
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2168(1)	GBP	6,400,000	8,530,618
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2168(1)	EUR	600,000	787,157
Hudson Pacific Properties LP
3.95%, 11/01/2027		$2,399,000	2,441,076
Hunt Cos, Inc.
6.25%, 02/15/2026(2)		82,000	77,490
ICICI Bank Ltd./Dubai
3.50%, 03/18/2020		200,000	200,787
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/2020(2)		200,000	207,301
5.75%, 11/16/2020		200,000	207,301

Industrial & Commercial Bank of China Ltd./New York NY
3.31% (3 Month LIBOR USD + 0.75%), 11/08/2020(1)	25,826,000	25,875,603
ING Bank NV
5.80%, 09/25/2023(2)	9,795,000	10,831,124
ING Groep NV
3.32% (3 Month LIBOR USD + 1.00%), 10/02/2023(1)	1,300,000	1,298,428
4.10%, 10/02/2023	2,200,000	2,323,066
4.55%, 10/02/2028	1,200,000	1,320,005
International Lease Finance Corp.
8.25%, 12/15/2020	2,500,000	2,696,740
8.63%, 01/15/2022	2,150,000	2,453,573
5.88%, 08/15/2022	170,000	185,123
Intesa Sanpaolo SpA
5.02%, 06/26/2024(2)	9,075,000	9,094,731
5.71%, 01/15/2026(2)	555,000	561,487
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.25%, 08/15/2024(2)	200,000	196,434
Jefferies Group LLC
6.45%, 06/08/2027	3,660,000	4,142,866
6.25%, 01/15/2036	1,430,000	1,539,996
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027	1,500,000	1,547,063
4.15%, 01/23/2030	7,180,000	6,879,007
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,320,152
JPMorgan Chase & Co.
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022(1)	6,380,000	6,517,957
3.81% (3 Month LIBOR USD + 1.23%), 10/24/2023(1)	2,465,000	2,502,258
3.22% (3 Month LIBOR USD + 1.16%), 03/01/2025(1)	4,555,000	4,683,931
3.90%, 07/15/2025	20,200,000	21,558,770
2.95%, 10/01/2026	2,340,000	2,381,046
3.78% (3 Month LIBOR USD + 1.34%), 02/01/2028(1)	3,079,000	3,262,690
4.20% (3 Month LIBOR USD + 1.26%), 07/23/2029(1)	10,400,000	11,365,401
Kasikornbank PCL/Cayman Islands
3.50%, 10/25/2019	1,000,000	1,003,376
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	224,000	228,480
Kilroy Realty LP
3.80%, 01/15/2023	1,200,000	1,239,359
3.45%, 12/15/2024	1,845,000	1,897,311
4.38%, 10/01/2025	2,345,000	2,504,134
Kimco Realty Corp.
2.70%, 03/01/2024	5,600,000	5,585,290
3.30%, 02/01/2025	880,000	895,625
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021(2)	1,025,000	1,040,375
5.25%, 10/01/2025(2)	4,265,000	4,275,662
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,083,767
Lloyds Bank Plc
5.80%, 01/13/2020(2)	2,000,000	2,035,648
3.06% (3 Month LIBOR USD + 0.49%), 05/07/2021(1)	800,000	799,690
3.30%, 05/07/2021	1,600,000	1,622,911
Lloyds Banking Group Plc
4.05%, 08/16/2023	2,000,000	2,086,845
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)	10,140,000	10,130,090
4.45%, 05/08/2025	4,265,000	4,538,247
4.38%, 03/22/2028	400,000	424,779
4.55%, 08/16/2028	1,800,000	1,941,351
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)	420,000	419,777

7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2167(1)		3,100,000	3,258,875
6.38% (5 Year Swap Rate EUR + 5.29%), 06/27/2168(1)	EUR	4,881,000	5,750,380
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2168(1)	GBP	1,900,000	2,624,034
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2168(1)		900,000	1,295,293
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88%, 06/01/2020(2)		$500,000	497,500
Logicor Financing Sarl
3.25%, 11/13/2028	EUR	565,000	710,884
Metropolitan Life Global Funding I
1.55%, 09/13/2019(2)		$6,965,000	6,952,124
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		1,079,000	1,162,622
Mid-America Apartments LP
3.60%, 06/01/2027		1,400,000	1,444,520
Mizuho Financial Group, Inc.
3.45% (3 Month LIBOR USD + 1.00%), 09/11/2024(1)		9,500,000	9,589,497
Morgan Stanley
5.50%, 01/26/2020		4,000,000	4,068,630
3.52% (3 Month LIBOR USD + 0.93%), 07/22/2022(1)		1,000,000	1,006,328
3.88%, 04/29/2024		14,850,000	15,739,785
4.00%, 07/23/2025		8,000,000	8,563,871
5.00%, 11/24/2025		10,320,000	11,418,249
3.13%, 07/27/2026		2,030,000	2,067,758
4.35%, 09/08/2026		8,350,000	8,950,353
3.95%, 04/23/2027		10,130,000	10,591,129
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026		2,540,000	2,647,950
5.00%, 10/15/2027		3,835,000	3,950,050
Nationwide Building Society
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,327,298
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		6,600,000	6,734,326
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,600,000	4,800,104
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,004,285
Nationwide Mutual Insurance Co.
4.70% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		1,790,000	1,789,123
NatWest Markets Plc
0.08% (3 Month EURIBOR + 0.40%), 03/02/2020(1)(5)	EUR	700,000	796,521
0.63%, 03/02/2022		5,800,000	6,622,919
3.63%, 09/29/2022(2)		$12,800,000	13,068,123
Navient Corp.
8.00%, 03/25/2020		5,503,000	5,695,605
5.00%, 10/26/2020		100,000	102,000
5.88%, 03/25/2021		9,593,000	9,946,886
6.63%, 07/26/2021		2,490,000	2,636,287
7.25%, 01/25/2022		8,300,000	8,953,625
6.50%, 06/15/2022		242,000	257,062
New York Life Global Funding
1.50%, 10/24/2019(2)		7,230,000	7,210,275
1.70%, 09/14/2021(2)		6,775,000	6,700,451
2.35%, 07/14/2026(2)		1,000,000	981,691
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	636,728
Old Republic International Corp.
4.88%, 10/01/2024		335,000	362,888
3.88%, 08/26/2026		5,155,000	5,298,077
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	5,266,391
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022		112,000	114,800

Physicians Realty LP
3.95%, 01/15/2028		177,000	178,363
PNC Bank N.A.
1.45%, 07/29/2019		2,000,000	1,998,620
Pricoa Global Funding I
3.45%, 09/01/2023(2)		11,595,000	12,096,695
Prologis LP
3.75%, 11/01/2025		1,325,000	1,420,311
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025(2)		93,000	87,420
QNB Finance Ltd.
4.17% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)		2,400,000	2,426,946
3.99% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)		3,400,000	3,391,651
Quicken Loans, Inc.
5.75%, 05/01/2025(2)		3,815,000	3,928,229
5.25%, 01/15/2028(2)		2,815,000	2,800,925
Raymond James Financial, Inc.
5.63%, 04/01/2024		1,617,000	1,828,653
4.95%, 07/15/2046		6,830,000	7,696,338
Realty Income Corp.
3.25%, 10/15/2022		6,440,000	6,604,932
Reckson Operating Partnership LP
7.75%, 03/15/2020		1,398,000	1,447,489
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,409,726
4.13%, 03/15/2028		970,000	1,036,219
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	890,653
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		120,000	129,416
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023(1)(5)	EUR	1,100,000	1,291,142
2.50%, 03/22/2023		3,900,000	4,706,235
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023(1)		$855,000	864,238
3.99% (3 Month LIBOR USD + 1.47%), 05/15/2023(1)		3,217,000	3,207,051
3.88%, 09/12/2023		10,543,000	10,813,163
5.13%, 05/28/2024		710,000	749,315
3.90% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		6,245,000	6,231,673
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		1,200,000	1,249,354
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)	EUR	400,000	472,087
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		$14,800,000	15,301,434
4.80%, 04/05/2026		200,000	213,855
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,200,000	2,348,178
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,154,646
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,190,000	4,346,302
7.50% (5 Year Swap Rate USD + 5.80%), 09/30/2167(1)		3,260,000	3,341,500
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2167(1)		6,951,000	7,515,769
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2167(1)		2,500,000	2,694,375
Santander Holdings USA, Inc.
4.45%, 12/03/2021		6,255,000	6,502,683
3.70%, 03/28/2022		122,000	124,921
3.40%, 01/18/2023		184,000	186,647
3.50%, 06/07/2024		50,000	50,761
4.40%, 07/13/2027		153,000	159,590
Santander UK Group Holdings Plc
2.88%, 10/16/2020		2,800,000	2,804,592
2.88%, 08/05/2021		11,450,000	11,456,527
3.57%, 01/10/2023		4,185,000	4,256,694
0.47% (3 Month EURIBOR + 0.78%), 05/18/2023(1)(5)	EUR	200,000	224,216
1.13%, 09/08/2023		400,000	462,628
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024(1)		$1,000,000	1,009,434
0.51% (3 Month EURIBOR + 0.85%), 03/27/2024(1)(5)	EUR	2,300,000	2,566,904

4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		$15,930,000	16,918,443
4.75%, 09/15/2025(2)		1,025,000	1,062,768
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026(1)	GBP	520,000	672,046
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		$4,990,000	5,040,475
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2167(1)	GBP	5,647,000	7,610,656
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2168(1)		5,800,000	7,683,319
Santander UK Plc
2.13%, 11/03/2020		$370,000	368,102
3.14% (3 Month LIBOR USD + 0.62%), 06/01/2021(1)		200,000	200,433
3.40%, 06/01/2021		6,795,000	6,907,168
SBA Tower Trust
2.88%, 07/09/2021(2)		3,000,000	3,005,138
3.17%, 04/11/2022(2)		2,825,000	2,845,843
3.45%, 03/15/2023(2)		600,000	616,740
3.72%, 04/11/2023(2)		3,515,000	3,624,649
3.87%, 10/08/2024(2)		10,376,000	10,708,536
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		1,140,000	1,091,550
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,935,794
4.25%, 02/01/2026		2,500,000	2,598,927
4.70%, 06/01/2027		8,000,000	8,573,526
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,077,784
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	891,811
Societe Generale S.A.
4.25%, 04/14/2025(2)		2,340,000	2,398,306
4.75%, 11/24/2025(2)		9,285,000	9,786,665
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2167(1)(2)		400,000	396,280
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2168(1)(2)		4,100,000	4,264,000
Springleaf Finance Corp.
8.25%, 12/15/2020		7,030,000	7,548,463
7.75%, 10/01/2021		5,560,000	6,081,250
6.13%, 05/15/2022		3,548,000	3,805,230
5.63%, 03/15/2023		3,700,000	3,931,250
6.13%, 03/15/2024		3,620,000	3,891,500
6.88%, 03/15/2025		363,000	397,478
6.63%, 01/15/2028		331,000	347,550
Standard Chartered Plc
3.74% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		6,475,000	6,459,849
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		7,295,000	7,526,401
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	134,330
Stichting AK Rabobank Certificaten
6.50%, 03/29/2168	EUR	200,000	277,385
STORE Capital Corp.
4.50%, 03/15/2028		$128,000	134,833
Synchrony Financial
3.00%, 08/15/2019		725,000	725,108
4.38%, 03/19/2024		3,220,000	3,370,272
4.25%, 08/15/2024		955,000	994,564
4.50%, 07/23/2025		2,778,000	2,914,828
3.70%, 08/04/2026		735,000	729,266
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		4,500,000	4,749,185
TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	132,138
UDR, Inc.
3.70%, 10/01/2020		$3,500,000	3,545,375

4.63%, 01/10/2022		21,000	21,965
UniCredit SpA
7.83%, 12/04/2023(2)		13,400,000	15,231,110
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	3,107,000	4,407,321
5.66%, 06/30/2027		3,812,384	5,393,574
Unum Group
3.88%, 11/05/2025		$4,925,000	5,091,403
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019		4,620,000	4,646,149
Ventas Realty LP
3.25%, 10/15/2026		7,052,000	7,104,575
3.85%, 04/01/2027		1,485,000	1,542,163
4.40%, 01/15/2029		3,000,000	3,256,640
VEREIT Operating Partnership LP
4.60%, 02/06/2024		3,740,000	3,969,688
4.63%, 11/01/2025		10,265,000	11,047,617
4.88%, 06/01/2026		4,800,000	5,188,728
3.95%, 08/15/2027		4,155,000	4,281,525
Voyager Aviation Holdings LLC / Voyager Finance Co.
8.50%, 08/15/2021(2)		200,000	203,000
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,048,727
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,619,775
Wells Fargo & Co.
2.60%, 07/22/2020		310,000	311,002
2.63%, 07/22/2022		2,762,000	2,783,000
3.07%, 01/24/2023		19,585,000	19,882,402
3.81% (3 Month LIBOR USD + 1.23%), 10/31/2023(1)		5,000,000	5,094,570
3.55%, 09/29/2025		1,290,000	1,345,933
3.00%, 04/22/2026		9,925,000	10,036,262
3.00%, 10/23/2026		770,000	778,151
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		200,000	203,788
Wells Fargo Bank N.A.
3.09% (3 Month LIBOR USD + 0.50%), 07/23/2021(1)		1,200,000	1,201,254
3.33% (3 Month LIBOR USD + 0.49%), 07/23/2021(1)		2,050,000	2,069,280
Welltower, Inc.
5.25%, 01/15/2022		950,000	1,010,055
3.95%, 09/01/2023		13,500,000	14,195,794
4.50%, 01/15/2024		650,000	697,708
4.00%, 06/01/2025		4,690,000	4,938,744
4.25%, 04/15/2028		269,000	287,526
WeWork Cos, Inc.
7.88%, 05/01/2025(2)		264,000	260,463
Willis North America, Inc.
3.60%, 05/15/2024		9,380,000	9,693,569
WPC Eurobond BV
2.25%, 04/09/2026	EUR	1,300,000	1,575,574
2.13%, 04/15/2027		400,000	477,155
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023		$5,200,000	5,307,261

			1,861,452,031

Industrials—1.96%
3M Co.
3.00%, 09/14/2021		4,260,000	4,339,461
Amcor Finance USA, Inc.
3.63%, 04/28/2026(2)		2,990,000	3,048,903
4.50%, 05/15/2028(2)		4,100,000	4,373,575

Arrow Electronics, Inc.
3.50%, 04/01/2022	480,000	487,666
4.50%, 03/01/2023	380,000	397,878
3.25%, 09/08/2024	83,000	82,177
4.00%, 04/01/2025	3,622,000	3,713,659
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024(2)	1,400,000	1,326,500
Aviation Capital Group LLC
2.88%, 01/20/2022(2)	8,669,000	8,728,035
4.88%, 10/01/2025(2)	2,789,000	3,008,905
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,250,699
4.88%, 12/01/2022	5,855,000	6,206,739
4.63%, 04/15/2026	10,485,000	10,962,404
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023(2)	4,025,000	4,291,052
5.13%, 10/01/2023(2)	7,056,000	7,475,550
5.25%, 05/15/2024(2)	3,176,000	3,385,298
3.95%, 07/01/2024(2)	1,230,000	1,260,233
4.38%, 05/01/2026(2)	2,625,000	2,701,650
Ball Corp.
4.38%, 12/15/2020	752,000	768,544
4.00%, 11/15/2023	750,000	775,312
Berry Global Escrow Corp.
4.88%, 07/15/2026(2)	959,000	979,379
Bombardier, Inc.
7.88%, 04/15/2027(2)	1,492,000	1,493,865
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)	4,439,000	4,436,840
3.75%, 05/01/2028(2)	3,520,000	3,530,004
Canadian Pacific Railway Co.
4.50%, 01/15/2022	110,000	115,475
Caterpillar Financial Services Corp.
3.15%, 09/07/2021	3,615,000	3,685,773
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,206,635
CCCI Treasure Ltd.
3.50% (5 Year CMT Index + 7.19%), 10/21/2167(1)(5)	200,000	199,762
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	930,000
5.13%, 07/15/2029(2)	2,319,000	2,365,380
CRCC Yupeng Ltd.
3.95% (5 Year CMT Index + 7.25%), 02/01/2168(1)(5)	200,000	200,000
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	610,000	622,200
DAE Funding LLC
4.00%, 08/01/2020(2)	3,524,000	3,524,000
5.25%, 11/15/2021(2)	2,566,000	2,665,432
4.50%, 08/01/2022(2)	183,000	185,745
5.75%, 11/15/2023(2)	4,116,000	4,321,800
5.00%, 08/01/2024(2)	7,123,000	7,416,824
Embraer Overseas Ltd.
5.70%, 09/16/2023(2)	3,575,000	3,910,156
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022(2)	4,576,000	4,753,320
6.50%, 10/01/2025(2)	1,960,000	2,018,800
Fortune Brands Home & Security, Inc.
3.00%, 06/15/2020	2,766,000	2,774,994
GATX Corp.
4.85%, 06/01/2021	220,000	228,359

General Dynamics Corp.
3.00%, 05/11/2021		5,585,000	5,676,102
General Electric Co.
2.20%, 01/09/2020		6,431,000	6,413,563
5.55%, 05/04/2020		154,000	157,544
0.00% (3 Month EURIBOR + 0.30%), 05/28/2020(1)(5)	EUR	150,000	170,474
4.63%, 01/07/2021		$5,410,000	5,566,731
4.65%, 10/17/2021		2,750,000	2,864,321
0.38%, 05/17/2022	EUR	600,000	685,291
2.70%, 10/09/2022		$200,000	199,701
3.10%, 01/09/2023		166,000	167,408
3.38%, 03/11/2024		1,920,000	1,967,593
5.55%, 01/05/2026		4,748,000	5,300,636
6.75%, 03/15/2032		2,436,000	3,005,950
6.15%, 08/07/2037		36,000	41,797
6.88%, 01/10/2039		27,000	33,954
5.00% (3 Month LIBOR USD + 3.33%), 06/15/2168(1)		6,590,000	6,321,523
Graphic Packaging International LLC
4.13%, 08/15/2024		50,000	50,750
4.75%, 07/15/2027(2)		1,500,000	1,539,375
Harris Corp.
3.06% (3 Month LIBOR USD + 0.48%), 04/30/2020(1)		100,000	99,962
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)		7,220,000	7,636,880
ICTSI Treasury BV
5.88%, 09/17/2025		5,000,000	5,374,221
Jabil, Inc.
4.70%, 09/15/2022		3,685,000	3,850,088
John Deere Capital Corp.
2.95%, 04/01/2022		9,975,000	10,172,357
2.93% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)		10,000,000	10,023,590
Keysight Technologies, Inc.
4.55%, 10/30/2024		1,374,000	1,469,759
4.60%, 04/06/2027		4,070,000	4,350,004
Komatsu Finance America, Inc.
2.12%, 09/11/2020		200,000	199,003
2.44%, 09/11/2022		860,000	857,969
L3 Technologies, Inc.
4.40%, 06/15/2028		7,324,000	7,994,803
Masco Corp.
3.50%, 04/01/2021		6,563,000	6,658,989
Northrop Grumman Corp.
3.20%, 02/01/2027		2,000,000	2,051,303
3.25%, 01/15/2028		3,730,000	3,827,115
NTT Finance Corp.
1.90%, 07/21/2021		5,400,000	5,352,217
OI European Group BV
4.00%, 03/15/2023(2)		216,000	217,080
Owens Corning
4.20%, 12/15/2022		35,000	36,413
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021(2)		451,000	454,969
5.25%, 08/15/2022(2)		17,037,000	17,984,428
4.50%, 03/15/2023(2)		7,023,000	7,265,715
5.50%, 02/15/2024(2)		2,114,000	2,278,850
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023		200,000	209,000
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 07/15/2020(2)		200,000	200,896
3.38%, 02/01/2022(2)		3,395,000	3,460,017
4.88%, 07/11/2022(2)		8,116,000	8,624,634

Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	3,014,797
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	5,712,890	5,727,172
6.10% (3 Month LIBOR USD + 3.50%), 07/15/2021(1)(2)	1,200,000	1,200,000
Sealed Air Corp.
5.25%, 04/01/2023(2)	1,000,000	1,050,000
5.50%, 09/15/2025(2)	1,545,000	1,645,425
Siemens Financieringsmaatschappij NV
3.02% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)	13,690,000	13,757,355
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)	200,000	199,873
4.13%, 07/15/2023(2)	13,215,000	13,822,036
Spirit AeroSystems, Inc.
3.21% (3 Month LIBOR USD + 0.80%), 06/15/2021(1)	3,080,000	3,059,502
Textron, Inc.
3.10% (3 Month LIBOR USD + 0.55%), 11/10/2020(1)	830,000	830,005
TransDigm, Inc.
6.25%, 03/15/2026(2)	2,115,000	2,212,819
7.50%, 03/15/2027(2)	860,000	897,625
Triumph Group, Inc.
4.88%, 04/01/2021	1,208,000	1,189,880
5.25%, 06/01/2022	482,000	472,360
Union Pacific Corp.
3.95%, 09/10/2028	4,640,000	5,079,196
United Technologies Corp.
3.17% (3 Month LIBOR USD + 0.65%), 08/16/2021(1)	820,000	820,516
3.35%, 08/16/2021	10,950,000	11,190,435
4.13%, 11/16/2028	4,200,000	4,611,846
4.50%, 06/01/2042	2,250,000	2,540,278
WRKCo, Inc.
3.00%, 09/15/2024	4,000,000	4,036,525
3.75%, 03/15/2025	815,000	847,615

		352,167,218

Technology—1.63%
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,936,177
Apple, Inc.
4.65%, 02/23/2046	1,250,000	1,480,922
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020	7,514,000	7,500,768
2.20%, 01/15/2021	115,000	113,977
3.00%, 01/15/2022	22,637,000	22,724,136
2.65%, 01/15/2023	200,000	197,098
3.63%, 01/15/2024	8,681,000	8,769,082
3.13%, 01/15/2025	1,050,000	1,025,617
3.88%, 01/15/2027	9,330,000	9,146,883
Broadcom, Inc.
3.13%, 04/15/2021(2)	23,580,000	23,732,523
3.13%, 10/15/2022(2)	19,950,000	20,059,086
4.25%, 04/15/2026(2)	4,135,000	4,189,089
4.75%, 04/15/2029(2)	12,555,000	12,864,783
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,352,723
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)	1,392,000	1,412,880
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(2)	3,215,000	3,310,981
6.02%, 06/15/2026(2)	6,790,000	7,487,919
6.02%, 06/15/2026	4,100,000	4,521,424

8.35%, 07/15/2046(2)		2,460,000	3,108,710
EMC Corp.
2.65%, 06/01/2020		6,718,000	6,680,862
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	243,750
Fidelity National Information Services Inc
2.60%, 05/21/2025	GBP	100,000	130,376
Fidelity National Information Services, Inc.
0.75%, 05/21/2023	EUR	1,870,000	2,168,522
1.50%, 05/21/2027		200,000	237,247
2.95%, 05/21/2039		300,000	377,784
Fiserv, Inc.
0.38%, 07/01/2023		1,660,000	1,899,074
2.25%, 07/01/2025	GBP	500,000	633,178
3.20%, 07/01/2026		$2,995,000	3,054,876
1.13%, 07/01/2027	EUR	1,965,000	2,263,212
1.63%, 07/01/2030		900,000	1,046,418
3.00%, 07/01/2031	GBP	600,000	772,196
4.40%, 07/01/2049		$3,455,000	3,616,959
Hewlett Packard Enterprise Co.
3.32% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		2,500,000	2,500,357
Intel Corp.
1.70%, 05/19/2021		2,215,000	2,197,514
2.70%, 12/15/2022		8,055,000	8,204,013
International Business Machines Corp.
2.25%, 02/19/2021		10,858,000	10,860,561
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	117,832
5.00%, 05/15/2027(2)		$270,000	278,775
Microchip Technology, Inc.
3.92%, 06/01/2021		1,670,000	1,699,516
4.33%, 06/01/2023		15,130,000	15,750,666
Micron Technology, Inc.
4.64%, 02/06/2024		6,512,000	6,787,512
5.33%, 02/06/2029		834,000	882,494
Microsoft Corp.
1.85%, 02/06/2020		400,000	399,133
NetApp, Inc.
3.30%, 09/29/2024		62,000	63,086
NXP BV / NXP Funding LLC
4.13%, 06/01/2021(2)		18,512,000	18,939,627
4.63%, 06/15/2022(2)		3,150,000	3,299,625
3.88%, 09/01/2022(2)		13,999,000	14,394,332
4.63%, 06/01/2023(2)		260,000	274,066
4.88%, 03/01/2024(2)		5,935,000	6,360,658
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 06/18/2026(2)		500,000	512,651
Oracle Corp.
2.80%, 07/08/2021		10,685,000	10,825,843
1.90%, 09/15/2021		15,010,000	14,926,784
Seagate HDD Cayman
4.75%, 01/01/2025		3,297,000	3,330,212
4.88%, 06/01/2027		855,000	857,620
5.75%, 12/01/2034		1,022,000	1,004,144
SS&C Technologies, Inc.
5.50%, 09/30/2027(2)		1,730,000	1,794,875
VMware, Inc.
2.30%, 08/21/2020		1,066,000	1,062,960
2.95%, 08/21/2022		2,540,000	2,559,515
3.90%, 08/21/2027		160,000	162,046

Western Digital Corp.
4.75%, 02/15/2026	872,000	855,475

		292,961,124

Utilities—1.77%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,567,863
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,599,663
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	329,203
2.95%, 12/15/2022	400,000	405,989
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	106,566
American Water Capital Corp.
4.15%, 06/01/2049	1,425,000	1,539,172
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,758,395
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	570,000	577,079
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	6,886,130
British Transco International Finance BV
0.00%, 11/04/2021	400,000	371,072
Chugoku Electric Power Co., Inc.
2.70%, 03/16/2020	900,000	900,720
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,201,109
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,650,000	1,814,114
3.88%, 03/15/2046	2,750,000	2,886,408
3.70%, 12/01/2047	2,500,000	2,550,258
Duke Energy Corp.
3.03% (3 Month LIBOR USD + 0.50%), 05/14/2021(1)(2)	546,000	547,316
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,713,590
3.70%, 09/01/2028	4,050,000	4,333,510
4.10%, 03/15/2043	900,000	965,471
4.20%, 08/15/2045	1,000,000	1,093,940
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020(2)	400,000	417,155
5.90%, 12/01/2021(2)	1,500,000	1,600,379
Emera US Finance LP
2.70%, 06/15/2021	338,000	339,066
Enel Americas S.A.
4.00%, 10/25/2026	9,422,000	9,704,660
Enel Chile S.A.
4.88%, 06/12/2028	3,820,000	4,173,350
Enel Finance International NV
2.75%, 04/06/2023(2)	8,060,000	8,035,388
3.63%, 05/25/2027(2)	3,175,000	3,188,087
Entergy Corp.
5.13%, 09/15/2020	3,022,000	3,093,959
4.00%, 07/15/2022	925,000	961,982
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028(2)	8,275,000	8,953,914
Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,986,079
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,101,770
3.90%, 07/15/2027	5,035,000	5,281,090

FirstEnergy Transmission LLC
4.35%, 01/15/2025(2)	7,535,000	8,083,062
Indiana Michigan Power Co.
3.20%, 03/15/2023	3,000,000	3,079,256
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	281,677
ITC Holdings Corp.
2.70%, 11/15/2022	610,000	612,803
4.05%, 07/01/2023	3,812,000	3,978,539
3.25%, 06/30/2026	2,000,000	2,031,673
Jersey Central Power & Light Co.
4.70%, 04/01/2024(2)	150,000	163,015
4.30%, 01/15/2026(2)	1,000,000	1,073,436
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,748,955
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,437,979
LG&E & KU Energy LLC
4.38%, 10/01/2021	500,000	518,077
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,188,616
4.30%, 01/15/2029(2)	5,000,000	5,459,975
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	1,056,144
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	793,000	792,491
3.34%, 09/01/2020	3,400,000	3,438,127
3.05% (3 Month LIBOR USD + 0.48%), 05/04/2021(1)	7,000,000	6,997,461
3.07% (3 Month LIBOR USD + 0.55%), 08/28/2021(1)	9,000,000	8,998,063
NiSource, Inc.
2.65%, 11/17/2022	750,000	754,401
Northern States Power Co.
4.00%, 08/15/2045	1,000,000	1,064,103
Northern States Power Co./MN
3.60%, 09/15/2047	1,800,000	1,833,655
NRG Energy, Inc.
3.75%, 06/15/2024(2)	700,000	718,808
7.25%, 05/15/2026	950,000	1,046,187
5.75%, 01/15/2028	230,000	246,675
4.45%, 06/15/2029(2)	2,295,000	2,386,699
Pacific Gas & Electric Co.
3.50%, 10/01/2020(8)	2,454,000	2,392,650
4.25%, 05/15/2021(8)	1,051,000	1,035,235
3.25%, 09/15/2021(8)	959,000	935,025
2.45%, 08/15/2022(8)	1,944,000	1,866,240
3.25%, 06/15/2023(8)	2,644,000	2,564,680
4.25%, 08/01/2023(2)(8)	800,000	802,000
3.85%, 11/15/2023(8)	318,000	312,435
3.75%, 02/15/2024(8)	811,000	796,807
3.40%, 08/15/2024(8)	2,476,000	2,401,720
3.50%, 06/15/2025(8)	1,913,000	1,841,263
2.95%, 03/01/2026(8)	3,053,000	2,862,188
3.30%, 03/15/2027(8)	1,252,000	1,189,400
3.30%, 12/01/2027(8)	3,700,000	3,505,750
4.65%, 08/01/2028(2)(8)	100,000	102,000
6.05%, 03/01/2034(8)	1,003,000	1,115,837
5.80%, 03/01/2037(8)	795,000	868,537
6.35%, 02/15/2038(8)	112,000	127,120
6.25%, 03/01/2039(8)	615,000	694,950
5.40%, 01/15/2040(8)	132,000	141,900

4.50%, 12/15/2041(8)	203,000	192,850
4.45%, 04/15/2042(8)	941,000	901,007
3.75%, 08/15/2042(8)	166,000	150,230
4.60%, 06/15/2043(8)	488,000	477,020
5.13%, 11/15/2043(8)	1,132,000	1,158,885
4.75%, 02/15/2044(8)	423,000	431,460
4.30%, 03/15/2045(8)	475,000	454,812
4.00%, 12/01/2046(8)	16,000	14,520
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	793,629
Perusahaan Gas Negara Tbk PT
5.13%, 05/16/2024	5,100,000	5,464,449
Perusahaan Listrik Negara PT
5.45%, 05/21/2028(2)	11,800,000	13,070,168
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021(2)	2,615,000	2,705,852
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,223,372
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	600,000	594,187
2.65%, 11/15/2022	1,526,000	1,528,897
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,062,736
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/2023(2)	30,000	30,413
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	23,020
Sempra Energy
2.40%, 03/15/2020	3,592,000	3,588,795
3.25%, 06/15/2027	8,634,000	8,629,942
3.40%, 02/01/2028	3,037,000	3,027,963
Southern California Edison Co.
2.90%, 03/01/2021	4,125,000	4,133,937
3.88%, 06/01/2021	1,470,000	1,497,589
3.65%, 03/01/2028	40,000	40,935
6.65%, 04/01/2029	192,000	219,676
6.00%, 01/15/2034	20,000	23,908
5.75%, 04/01/2035	70,000	79,673
Southern California Gas Co.
5.13%, 11/15/2040	12,000	14,014
Southern Co.
2.35%, 07/01/2021	1,425,000	1,423,535
3.25%, 07/01/2026	8,000,000	8,121,540
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,700,000	3,783,113
5.88%, 03/15/2041	1,920,000	2,351,119
4.40%, 05/30/2047	1,915,000	2,023,252
Southern Power Co.
2.94% (3 Month LIBOR USD + 0.55%), 12/20/2020(1)(2)	600,000	600,008
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	10,772,073
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,056,386
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/2024	4,300,000	4,574,566
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	1,969,000	1,974,574
3.75%, 05/02/2023(2)	4,235,000	4,405,260
Talen Energy Supply LLC
6.63%, 01/15/2028(2)	250,000	248,438

Tucson Electric Power Co.
5.15%, 11/15/2021	2,515,000	2,640,053
3.05%, 03/15/2025	3,000,000	3,032,533
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	9,784,000	9,836,782
5.50%, 09/01/2026(2)	2,730,000	2,883,563
4.30%, 07/15/2029(2)	3,095,000	3,139,644
WEC Energy Group, Inc.
3.38%, 06/15/2021	5,175,000	5,275,112

		317,205,551

Total Corporate Bonds (Cost: $5,621,838,234)		5,829,990,378

Convertible Securities—0.23%
Communications—0.08%
Ctrip.com International Ltd.
1.25%, 09/15/2022	1,925,000	1,912,326
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	6,946,716
3.38%, 08/15/2026	60,000	58,331
Finisar Corp.
0.50%, 12/15/2036	6,040,000	5,888,550
Liberty Media Corp.
2.25%, 09/30/2046	164,615	87,975

		14,893,898

Consumer, Cyclical—0.02%
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,797,614

Consumer, Non-cyclical—0.02%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	165,000	185,007
0.60%, 08/01/2024	3,730,000	3,872,206

		4,057,213

Diversified—0.01%
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,468,883

Energy—0.06%
Chesapeake Energy Corp.
5.50%, 09/15/2026	5,495,000	4,385,991
Nabors Industries, Inc.
0.75%, 01/15/2024	8,365,000	5,972,129
SM Energy Co.
1.50%, 07/01/2021	285,000	262,242
Whiting Petroleum Corp.
1.25%, 04/01/2020	900,000	870,750

		11,491,112

Industrials—0.01%
Greenbrier Cos, Inc.
2.88%, 02/01/2024	1,993,000	1,915,040

Technology—0.03%
Nuance Communications, Inc.
1.00%, 12/15/2035	5,850,000	5,490,656

Total Convertible Securities (Cost: $44,026,985)		42,114,416

Government Related—23.99%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(2)	500,000	503,555

3.13%, 10/11/2027(2)		1,200,000	1,244,796
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,097,380
Argentina Bocon
40.24% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,900,000	139,391
Argentina Bonar Bonds
53.89% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020(1)		3,000,000	67,664
52.01% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)		166,199,000	3,361,793
Argentina POM Politica Monetaria
63.70% (Argentina Blended Historical Policy Rate + 0.00%), 06/21/2020(1)		1,920,855,000	44,088,988
Argentine Republic Government International Bond
3.88%, 01/15/2022	EUR	16,200,000	15,013,130
5.63%, 01/26/2022		$445,000	375,139
4.63%, 01/11/2023		8,927,000	7,159,543
3.38%, 01/15/2023	EUR	1,100,000	971,954
7.50%, 04/22/2026		$150,000	126,226
5.00%, 01/15/2027	EUR	2,000,000	1,655,527
6.88%, 01/26/2027		$300,000	240,600
5.25%, 01/15/2028	EUR	500,000	412,040
7.82%, 12/31/2033		220,177	207,801
7.13%, 07/06/2036		$200,000	154,602
3.38%, 12/31/2038(4)	EUR	179,000	115,714
3.75%, 12/31/2038(4)		$8,696,000	5,076,377
6.25%, 11/09/2047	EUR	100,000	82,199
6.88%, 01/11/2048		$1,200,000	888,012
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR	50,000	58,388
4.90%, 09/15/2021		50,000	61,688
City of New York NY
3.55%, 12/01/2028		$3,645,000	3,882,289
Colombia Government International Bond
2.63%, 03/15/2023		440,000	437,803
4.00%, 02/26/2024		42,755,000	44,743,108
4.50%, 01/28/2026		525,000	566,737
Commonwealth of Puerto Rico
5.00%, 07/01/2021(8)		240,000	140,400
4.13%, 07/01/2022(8)		100,000	57,000
5.70%, 07/01/2023(8)		170,000	126,225
5.25%, 07/01/2026(8)		200,000	148,500
5.00%, 07/01/2028(8)		20,000	14,850
5.13%, 07/01/2028(8)		30,000	22,275
5.38%, 07/01/2030(8)		165,000	117,975
5.13%, 07/01/2031(8)		2,590,000	1,923,075
5.50%, 07/01/2032(8)		1,610,000	1,195,425
8.00%, 07/01/2035(8)		800,000	414,000
5.13%, 07/01/2037(8)		190,000	111,150
5.25%, 07/01/2037(8)		100,000	74,250
5.75%, 07/01/2038(8)		80,000	59,400
6.00%, 07/01/2038(8)		610,000	452,925
5.50%, 07/01/2039(8)		520,000	304,200
6.00%, 07/01/2039(8)		55,000	40,837
6.50%, 07/01/2040(8)		30,000	21,450
5.00%, 07/01/2041(8)		395,000	231,075
5.75%, 07/01/2041(8)		100,000	71,500
Dominican Republic International Bond
6.60%, 01/28/2024		500,000	554,380
Egypt Government International Bond
5.58%, 02/21/2023(2)		200,000	203,132
European Investment Bank
2.38%, 05/13/2021		20,185,000	20,377,712

Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,043,990
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	7,987,701
Hungary Government Bond
0.50%, 04/21/2021	HUF	3,556,080,000	12,520,414
Indonesia Government International Bond
3.70%, 01/08/2022(2)		$7,010,000	7,171,227
3.75%, 04/25/2022(2)		6,495,000	6,662,322
2.95%, 01/11/2023		1,895,000	1,905,934
4.13%, 01/15/2025		5,495,000	5,772,678
Inter-American Development Bank
2.63%, 04/19/2021		20,000,000	20,254,597
International Bank for Reconstruction & Development
2.75%, 07/23/2021		20,000,000	20,363,107
Israel Government Bond—Fixed
5.50%, 01/31/2042	ILS	54,000,000	22,729,048
Los Angeles Department of Water
6.01%, 07/01/2039		$675,000	878,317
Malaysia Government Bond
3.49%, 03/31/2020	MYR	16,000,000	3,881,288
3.66%, 10/15/2020		6,795,000	1,652,906
4.05%, 09/30/2021		51,970,000	12,773,658
Massachusetts Educational Financing Authority
3.85%, 04/25/2033		$4,725,512	5,054,928
Metropolitan Water District of Southern California
6.54%, 07/01/2039		935,000	935,000
Mexico Government International Bond
4.00%, 10/02/2023		3,516,000	3,667,188
3.60%, 01/30/2025		1,060,000	1,084,910
3.75%, 01/11/2028		250,000	254,688
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,888,184
5.27%, 05/01/2027		3,500,000	4,140,395
3.95%, 08/01/2032		1,900,000	2,044,001
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	335,702
5.95%, 06/15/2042		560,000	786,537
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,106,630
Norway Government Bond
3.75%, 05/25/2021(2)	NOK	150,115,000	18,414,179
Oman Government International Bond
5.63%, 01/17/2028(2)		$500,000	473,255
Peru Government Bond
5.94%, 02/12/2029(2)	PEN	21,282,000	7,037,124
6.95%, 08/12/2031		5,192,000	1,846,875
6.15%, 08/12/2032(2)		17,826,000	5,934,962
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024		$400,000	421,604
Peruvian Government International Bond
5.70%, 08/12/2024	PEN	4,100,000	1,352,223
8.20%, 08/12/2026(2)		11,007,000	4,148,350
6.35%, 08/12/2028(2)		11,344,000	3,866,083
5.94%, 02/12/2029		11,140,000	3,683,562
5.94%, 02/12/2029(2)		11,637,000	3,847,900
6.95%, 08/12/2031		1,183,000	420,811
6.95%, 08/12/2031(2)		4,230,000	1,504,677
6.90%, 08/12/2037(2)		879,000	311,526

Provincia de Buenos Aires/Argentina
54.50% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	246,115,000	4,567,962
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(8)		$100,000	79,125
Qatar Government International Bond
3.88%, 04/23/2023(2)		1,700,000	1,782,960
4.50%, 04/23/2028		400,000	447,298
5.10%, 04/23/2048(2)		600,000	714,750
Republic of Poland Government Bond
1.75%, 07/25/2021	PLN	47,545,000	12,764,750
Republic of South Africa Government International Bond
4.88%, 04/14/2026		$700,000	723,869
6.25%, 03/08/2041		920,000	1,020,872
5.38%, 07/24/2044		3,180,000	3,201,789
5.65%, 09/27/2047		9,090,000	9,315,068
Russian Foreign Bond—Eurobond
4.75%, 05/27/2026		600,000	638,964
Saudi Government International Bond
2.88%, 03/04/2023(2)		2,000,000	2,022,500
4.00%, 04/17/2025(2)		10,200,000	10,850,250
4.00%, 04/17/2025		6,000,000	6,382,500
3.63%, 03/04/2028		600,000	616,096
4.63%, 10/04/2047(2)		800,000	827,936
5.00%, 04/17/2049(2)		1,400,000	1,533,000
State Board of Administration Finance Corp.
2.16%, 07/01/2019		1,220,000	1,220,000
State of California
7.95%, 03/01/2036		4,085,000	4,238,759
State of Illinois
5.10%, 06/01/2033		640,000	673,971
6.73%, 04/01/2035		70,000	80,898
7.35%, 07/01/2035		55,000	64,858
Svensk Exportkredit AB
1.13%, 08/28/2019		6,925,000	6,910,804
Texas Public Finance Authority
8.25%, 07/01/2024		5,360,000	5,385,889
Turkey Government International Bond
5.63%, 03/30/2021		800,000	811,179
7.25%, 12/23/2023		10,800,000	11,157,804
4.63%, 03/31/2025	EUR	6,300,000	7,137,224
7.63%, 04/26/2029		$11,900,000	12,185,600
U.S. Treasury Inflation Indexed Bonds
0.50%, 04/15/2024(9)		14,590,656	14,772,793
0.13%, 07/15/2024(9)		1,259,201	1,257,026
0.38%, 07/15/2025(9)		10,636,011	10,752,620
0.88%, 01/15/2029(9)		38,448,159	40,474,618
1.00%, 02/15/2048(9)		37,521,314	39,481,545
1.00%, 02/15/2049(9)		17,814,778	18,847,202
U.S. Treasury Note/Bond
2.63%, 08/31/2020		46,770,000	47,148,179
2.75%, 09/30/2020		62,290,000	62,937,232
2.25%, 04/30/2021		89,910,000	90,647,543
2.13%, 05/31/2021		213,480,000	214,872,624
1.63%, 06/30/2021		13,925,000	13,888,558
2.88%, 10/31/2023		21,475,000	22,473,252
2.88%, 11/30/2023		36,785,000	38,535,161
2.38%, 02/29/2024		14,500,000	14,901,583
2.00%, 05/31/2024		180,850,000	182,884,563
1.75%, 06/30/2024		301,005,000	300,734,565
2.88%, 05/31/2025		467,200,000	494,429,000
2.75%, 06/30/2025		484,600,000	509,700,768

2.13%, 05/31/2026	145,770,000	148,110,292
2.00%, 11/15/2026(10)	44,737,000	45,049,810
2.25%, 02/15/2027(10)	141,695,000	145,115,605
2.75%, 02/15/2028(10)	40,500,000	43,039,160
2.88%, 08/15/2028	44,165,000	47,435,970
2.63%, 02/15/2029(11)	108,400,000	114,247,672
2.38%, 05/15/2029(11)	111,695,000	115,359,992
4.63%, 02/15/2040	18,930,000	25,968,115
3.88%, 08/15/2040	53,670,000	66,974,290
4.25%, 11/15/2040	64,100,000	84,031,094
2.50%, 02/15/2045	62,700,000	62,391,398
3.00%, 05/15/2045	30,000,000	32,769,141
2.50%, 05/15/2046(10)	11,105,000	11,026,484
2.88%, 11/15/2046	9,960,000	10,645,139
2.75%, 11/15/2047	250,000	260,566
3.00%, 02/15/2048	58,795,000	64,313,921
3.13%, 05/15/2048	12,780,000	14,321,088
3.00%, 08/15/2048	91,040,000	99,695,912
3.00%, 02/15/2049(11)	124,310,000	136,333,108
2.88%, 05/15/2049	419,896,900	449,748,945
Uruguay Government International Bond
4.38%, 10/27/2027	250,000	270,003
Venezuela Government International Bond
7.75%, 10/13/2019(8)	100,000	25,750
6.00%, 12/09/2020(8)	30,000	7,837
9.00%, 05/07/2023(8)	7,515,000	1,991,475
8.25%, 10/13/2024(8)	7,294,000	1,932,910
7.65%, 04/21/2025(8)	534,000	140,175
11.75%, 10/21/2026(8)	120,000	33,600
9.25%, 09/15/2027(8)	1,049,000	296,343
9.25%, 05/07/2028(8)	420,000	110,775
11.95%, 08/05/2031(8)	3,200,000	896,000
7.00%, 03/31/2038(8)	187,000	47,685

Total Government Related (Cost: $4,159,938,975)		4,309,238,423

Mortgage-Backed Obligations—26.47%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036(2)	275,000	291,266
280 Park Avenue 2017-280P Mortgage Trust
3.27% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034(1)(2)	2,670,000	2,670,841
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	710,633	738,243
6.00%, 12/25/2033	207,292	210,101
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	493,991	515,883
5.50%, 08/25/2034	590,312	616,517
Alternative Loan Trust 2005-56
4.36% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035(1)	5,858,945	5,973,008
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	13,910,022	11,778,699
Alternative Loan Trust 2006-HY12
3.94%, 08/25/2036(3)	334,433	347,568
Alternative Loan Trust 2006-OA17
2.58% (1 Month LIBOR USD + 0.20%, 0.19% Floor), 12/20/2046(1)	19,007,439	17,062,665
Alternative Loan Trust 2006-OA22
2.61% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047(1)	17,138,444	16,522,387
Alternative Loan Trust 2006-OA3
2.60% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036(1)	7,080,641	6,248,972
Alternative Loan Trust 2006-OA7
3.44% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046(1)	14,122,647	12,718,919

Alternative Loan Trust 2006-OC5
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 06/25/2046(1)	8,463,959	7,489,693
Alternative Loan Trust 2007-HY7C
2.54% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037(1)	3,532,355	3,265,302
Alternative Loan Trust 2007-OA2
2.53% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047(1)	13,616,926	11,109,478
3.34% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047(1)	31,638,972	26,819,527
Alternative Loan Trust 2007-OA4
2.57% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047(1)	2,359,837	2,243,550
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059(2)(3)	5,900,000	5,929,619
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048(2)(3)	9,396,565	9,582,926
4.02%, 11/25/2048(2)(3)	2,112,072	2,153,872
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049(2)(3)	3,607,143	3,653,409
3.78%, 03/25/2049(2)(3)	3,923,476	3,973,698
4.07%, 03/25/2049(2)(3)	3,460,000	3,564,090
AREIT 2018-CRE1 Trust
5.50% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/14/2035(1)(2)	4,800,000	4,817,419
Ashford Hospitality Trust 2018-ASHF
3.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035(1)(2)	1,302,512	1,299,242
3.64% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035(1)(2)	1,530,000	1,528,074
3.79% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035(1)(2)	715,000	714,996
Ashford Hospitality Trust 2018-KEYS
3.39% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 05/15/2035(1)(2)	6,850,000	6,854,287
Atrium Hotel Portfolio Trust 2017-ATRM
3.32% (1 Month LIBOR USD + 0.93%), 12/15/2036(1)(2)	3,120,000	3,118,002
3.89% (1 Month LIBOR USD + 1.50%), 12/15/2036(1)(2)	1,095,000	1,095,669
Aventura Mall Trust
4.25%, 07/05/2040(2)(3)	5,325,000	5,886,007
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038(2)(3)	6,575,000	7,262,476
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050(2)(3)	804,038	806,013
6.01%, 06/17/2050(2)(3)	100,000	61,855
Banc of America Commercial Mortgage Trust 2007-5
6.24%, 02/10/2051(3)	9,284,683	8,723,610
Banc of America Funding 2015-R7 Trust
2.72% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046(1)(2)	1,462,644	1,484,740
Banc of America Funding 2015-R8 Trust
3.30%, 11/26/2046(2)(3)	2,200,513	2,233,912
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	1,015,713
Bank 2017-BNK5
3.90%, 06/15/2060(3)	1,167,000	1,216,628
Bank 2019-BNK18
3.98%, 05/15/2062	4,550,000	4,824,628
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033(2)(3)	2,715,000	2,838,877
BBCMS Trust 2018-CBM
3.39% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037(1)(2)	2,945,000	2,941,362
BCAP LLC 2014-RR2
2.67% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036(1)(2)	16,754,624	15,685,276
Bear Stearns ALT-A Trust 2005-1
3.53% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035(1)	6,691,293	6,200,982
Bear Stearns ARM Trust 2003-3
5.07%, 05/25/2033(3)	669,507	689,138
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041(2)(3)	3,670,720	3,411,753

Brunel Residential Mortgage Securitisation No 1 Plc
1.04% (3 Month LIBOR GBP + 0.22%), 01/13/2039(1)	GBP	1,164,697	1,454,735
BX Commercial Mortgage Trust 2019-IMC
3.74% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034(1)(2)		$4,870,000	4,879,142
4.59% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034(1)(2)		4,215,000	4,230,824
BX Trust 2018-GW
3.19% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035(1)(2)		4,785,000	4,775,956
BXP Trust 2017-GM
3.38%, 06/13/2039(2)		6,185,000	6,472,186
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039(2)		5,010,000	5,500,589
Cantor Commercial Real Estate Lending 2019-CF1
4.18%, 05/15/2052(3)		3,445,000	3,731,258
4.35%, 05/15/2052(3)		3,220,000	3,385,985
CD 2007-CD5 Mortgage Trust
6.43%, 11/15/2044(2)(3)		9,680,000	9,715,954
CD 2018-CD7 Mortgage Trust
5.01%, 08/15/2051(3)		8,190,000	8,988,435
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028(2)		1,500,000	1,503,311
CGGS Commercial Mortgage Trust 2018-WSS
3.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/15/2037(1)(2)		3,950,000	3,942,515
3.49% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 02/15/2037(1)(2)		1,715,000	1,714,970
3.74% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/15/2037(1)(2)		1,580,000	1,580,462
4.69% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/15/2037(1)(2)		3,870,000	3,874,772
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/13/2035(2)		2,880,000	3,000,399
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037(2)		7,614,267	6,180,009
CIM Trust
4.44% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 10/25/2057(1)(2)		5,098,803	5,170,829
CIM Trust 2017-5
2.30%, 05/25/2057(2)(3)		1,023,325	1,020,829
CIM Trust 2018-R4
4.07%, 12/26/2057(2)(3)		20,019,961	20,205,034
CIM Trust 2018-R5
3.75%, 07/25/2058(2)(3)		15,817,484	16,003,284
CIM Trust 2018-R6
3.52% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058(1)(2)		19,288,703	19,058,652
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048		1,631,696	1,629,848
3.57%, 02/10/2048		430,000	447,442
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058		1,350,000	1,446,519
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049		1,225,000	1,259,448
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051(3)		1,195,000	1,261,797
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(2)(3)		1,252,994	1,269,454
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059(2)(4)		4,669,970	4,722,876
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066(2)(3)		3,545,000	3,543,745
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066(2)(3)		3,932,526	4,051,928
Civic Mortgage LLC 2018-2
4.35%, 11/25/2022(2)(4)		353,567	353,353
Clavis Securities Plc
0.96% (3 Month LIBOR GBP + 0.17%), 12/15/2032(1)	GBP	1,120,322	1,369,407

CLNS Trust 2017-IKPR
3.21% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/11/2032(1)(2)	$315,000	315,155
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047(2)(3)	251,538	251,442
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048(2)(3)	519,170	518,167
2.98%, 02/25/2048(2)(3)	148,867	148,499
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048(2)(3)	2,934,863	2,945,580
4.19%, 07/27/2048(2)(3)	1,095,000	1,112,613
COLT 2018-3 Mortgage Loan Trust
3.69%, 10/26/2048(2)(3)	7,854,499	7,962,145
3.87%, 10/26/2048(2)(3)	2,425,003	2,458,125
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048(2)(3)	5,295,612	5,388,139
4.11%, 12/28/2048(2)(3)	3,195,346	3,251,068
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049(2)(3)	9,703,131	9,854,686
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049(2)(3)	7,717,935	7,839,292
3.54%, 05/25/2049(2)(3)	5,296,990	5,379,966
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049(2)(3)	4,390,000	4,391,360
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(2)	720,000	770,444
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/2046	1,830,000	1,945,518
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035(2)(3)	1,445,000	1,479,783
COMM 2014-277P Mortgage Trust
3.73%, 08/10/2049(2)(3)	735,000	779,329
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047	1,115,000	1,173,649
Comm 2014-UBS2 Mortgage Trust
5.14%, 03/10/2047(3)	800,000	839,097
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	1,188,961	1,188,295
COMM 2014-UBS6 Mortgage Trust
4.60%, 12/10/2047(3)	1,013,000	1,033,807
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	1,990,000	2,119,793
COMM 2015-CCRE25 Mortgage Trust
4.69%, 08/10/2048(3)	5,470,000	5,846,477
4.69%, 08/10/2048(3)	964,000	1,001,923
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048	2,495,000	2,590,973
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	550,521
4.59%, 07/10/2050(3)	440,000	466,588
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036(2)	760,000	800,216
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050	3,110,000	3,279,827
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029(2)(3)	1,285,000	1,332,523
Commercial Mortgage Pass Through Certificates
4.79%, 02/10/2047(3)	5,465,000	5,602,695
Connecticut Avenue Securities Trust 2018-R07
3.15% (1 Month LIBOR USD + 0.75%), 04/25/2031(1)(2)	2,448,934	2,450,178

Connecticut Avenue Securities Trust 2019-R01
3.25% (1 Month LIBOR USD + 0.85%), 07/25/2031(1)(2)		5,020,367	5,027,622
Connecticut Avenue Securities Trust 2019-R02
3.25% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 08/25/2031(1)(2)		2,704,334	2,707,424
Connecticut Avenue Securities Trust 2019-R03
3.15% (1 Month LIBOR USD + 0.75%), 09/25/2031(1)(2)		3,781,393	3,783,096
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034(2)		3,131,564	3,203,063
Core Industrial Trust 2015-TEXW
3.08%, 02/10/2034(2)		5,725,713	5,863,239
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.83%, 08/26/2058(2)		752,573	759,619
Credit Suisse Mortgage Capital Certificates 2019-ICE4
3.99% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 05/15/2036(1)(2)		5,465,000	5,480,394
4.54% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 05/15/2036(1)(2)		2,375,000	2,383,179
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057(3)		8,560,000	9,026,273
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049		840,000	860,489
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049(3)		6,160,000	6,458,011
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052		10,970,000	11,369,647
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033		112,149	117,089
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(2)		6,175,000	6,085,675
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062(2)(4)		2,765,985	2,772,507
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(2)		1,727,411	1,750,823
CSMC Trust 2013-5R
3.24% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036(1)(2)		9,024,043	8,743,654
CSMC Trust 2015-GLPB
3.94%, 11/15/2034(2)(3)		560,000	584,714
DBCG 2017-BBG Mortgage Trust
3.09% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034(1)(2)		2,645,000	2,644,996
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050(3)		2,750,000	2,852,308
Deephave Residential Mortgage Trust 2019-2
3.56%, 04/25/2059(2)(3)		4,918,782	4,971,029
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057(2)(3)		459,671	460,819
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058(2)(3)		2,499,590	2,526,379
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059(2)(3)		4,241,514	4,291,924
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035(1)		5,584,117	5,336,951
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035(2)(3)		3,110,000	3,292,236
EOS European Loan Conduit No 35 DAC
1.00%, 04/23/2029(2)(3)	EUR	1,200,000	1,364,520
Eurosail-UK 2007-5np Plc
1.56% (3 Month LIBOR GBP + 0.77%), 09/13/2045(1)	GBP	10,897,444	13,219,185
Eurosail-UK 2007-6nc Plc
1.49% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045(1)		266,844	329,099
Fannie Mae
3.50%, 07/01/2034(12)		10,375,000	10,708,393
5.00%, 07/01/2049(12)		11,825,000	12,496,784

Fannie Mae Connecticut Avenue Securities
6.95% (1 Month LIBOR USD + 4.55%), 02/25/2025(1)	$1,116,985	1,175,284
3.55% (1 Month LIBOR USD + 1.15%), 09/25/2029(1)	479,651	481,053
4.60% (1 Month LIBOR USD + 2.20%, 2.20% Floor), 08/25/2030(1)	1,210,000	1,214,879
4.55% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 10/25/2030(1)	2,370,000	2,385,862
4.95% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 12/25/2030(1)	7,075,000	7,184,915
3.12% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/25/2031(1)	6,687,147	6,689,483
4.75% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 01/25/2031(1)	3,915,000	3,949,783
2.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 03/25/2031(1)	3,001,788	3,000,989
4.50% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 03/25/2031(1)	1,980,000	1,979,997
Fannie Mae Pool
3.47%, 12/01/2026	2,893,489	3,101,538
3.22%, 01/01/2027	3,565,000	3,768,785
2.82%, 05/01/2028	2,167,542	2,231,315
3.49%, 06/01/2028	8,500,000	9,133,008
3.00%, 10/01/2028	395,228	403,902
3.24%, 06/01/2029	5,420,000	5,723,322
3.24%, 06/01/2029	5,580,000	5,892,276
4.24%, 12/01/2029	11,645,999	13,099,321
3.00%, 02/01/2030	12,746,251	13,009,674
3.00%, 03/01/2030	12,732,176	13,026,693
3.00%, 05/01/2030	207,423	211,985
2.50%, 07/01/2030	861,144	867,605
2.50%, 07/01/2030	639,200	643,998
2.50%, 08/01/2030	1,545,159	1,556,759
3.55%, 08/01/2030	1,498,288	1,610,099
3.00%, 09/01/2030	2,386,080	2,438,445
3.00%, 12/01/2030	945,550	966,272
3.00%, 09/01/2031	841,358	859,813
2.50%, 11/01/2031	2,058,432	2,073,906
3.50%, 11/01/2031	2,932,076	3,036,603
2.50%, 01/01/2032	2,507,486	2,525,507
2.50%, 02/01/2032	6,743,880	6,791,405
3.00%, 06/01/2032	1,974,670	2,018,029
3.00%, 07/01/2032	19,420,544	19,847,894
3.25%, 07/01/2032	4,153,353	4,368,946
3.00%, 08/01/2032	5,636,954	5,760,932
3.00%, 09/01/2032	6,142,770	6,277,954
3.50%, 11/01/2032	1,993,544	2,078,032
3.00%, 12/01/2032	8,889,465	9,085,339
3.00%, 02/01/2033	20,237,876	20,678,029
3.00%, 04/01/2033	2,466,207	2,515,186
3.00%, 04/01/2033	5,101	5,142
3.00%, 06/01/2033	13,055	13,226
3.00%, 10/01/2033	2,269,433	2,310,199
3.00%, 11/01/2033	1,503,711	1,538,289
6.00%, 03/01/2034	2,105,365	2,386,406
3.45%, 05/01/2034	10,464,000	11,047,021
5.50%, 05/01/2034	1,794,026	1,992,783
5.50%, 07/01/2034	435,973	484,235
3.50%, 02/01/2035	172,280	178,625
5.00%, 07/01/2035	878,058	955,337
4.50%, 11/01/2035	380,759	408,340
3.50%, 01/01/2036	1,560,775	1,618,190
5.00%, 02/01/2036	1,421,328	1,553,837
6.00%, 06/01/2036	13,739	15,579
5.50%, 07/01/2036	169,069	187,724
3.00%, 11/01/2036	248,257	253,487
3.00%, 11/01/2036	1,737,793	1,770,107
3.00%, 11/01/2036	2,025,589	2,065,856
3.00%, 12/01/2036	312,413	318,994

3.00%, 12/01/2036	2,247,428	2,289,220
3.00%, 10/01/2037	51,494	52,420
3.21%, 11/01/2037	11,260,695	11,582,193
3.50%, 01/01/2038	8,326,925	8,587,405
3.00%, 03/01/2038	3,707,245	3,773,786
6.00%, 07/01/2038	1,385,132	1,569,310
6.00%, 10/01/2038	80,519	91,178
5.50%, 12/01/2039	369,129	400,201
5.50%, 03/01/2040	2,048,228	2,275,028
5.00%, 05/01/2040	34,762	37,737
6.50%, 05/01/2040	508,110	601,189
5.00%, 06/01/2040	11,463	12,444
4.50%, 08/01/2040	109,893	118,017
4.50%, 09/01/2040	42,101	45,213
4.00%, 11/01/2040	3,040,529	3,206,376
4.00%, 11/01/2040	390,877	412,143
4.00%, 11/01/2040	105,163	110,881
4.50%, 11/01/2040	2,783,769	2,989,680
4.00%, 12/01/2040	263,577	277,918
4.00%, 01/01/2041	191,016	201,409
4.50%, 01/01/2041	28,332	30,421
4.00%, 02/01/2041	844,235	890,171
4.00%, 02/01/2041	189,831	200,152
4.00%, 02/01/2041	615,148	648,573
4.50%, 02/01/2041	379,419	407,480
5.00%, 02/01/2041	831,634	902,568
5.50%, 06/01/2041	380,202	421,004
5.00%, 07/01/2041	1,029,859	1,125,044
6.00%, 07/01/2041	6,626,556	7,512,284
4.50%, 08/01/2041	47,676	51,198
5.00%, 08/01/2041	377,220	409,844
4.00%, 09/01/2041	377,697	398,249
4.50%, 11/01/2041	723,705	773,446
3.50%, 12/01/2041	77,848	80,912
4.00%, 01/01/2042	3,518,378	3,709,860
4.00%, 01/01/2042	54,712	57,683
4.00%, 02/01/2042	90,419	95,332
5.50%, 02/01/2042	1,492,560	1,603,084
5.50%, 02/01/2042	876,687	945,285
4.00%, 03/01/2042	3,445,015	3,649,485
5.00%, 03/01/2042	592,071	642,773
3.50%, 06/01/2042	70,128	72,630
3.50%, 06/01/2042	108,686	112,566
3.48%, 07/01/2042	4,158,992	4,361,589
3.50%, 07/01/2042	670,780	694,675
3.50%, 07/01/2042	95,012	98,397
3.50%, 08/01/2042	186,758	193,394
4.00%, 08/01/2042	3,492,537	3,682,546
3.50%, 09/01/2042	265,100	274,539
3.50%, 09/01/2042	208,228	215,648
3.50%, 10/01/2042	587,702	608,646
2.50%, 12/01/2042	279,941	278,966
3.50%, 12/01/2042	2,070,935	2,144,725
3.50%, 12/01/2042	1,291,327	1,337,414
2.50%, 01/01/2043	640,741	638,510
2.50%, 01/01/2043	868,289	865,265
3.00%, 01/01/2043	13,063	13,242
3.00%, 01/01/2043	2,824,476	2,871,777
3.50%, 01/01/2043	294,761	305,264
3.50%, 01/01/2043	118,314	122,389

2.50%, 02/01/2043	530,222	528,375
3.00%, 02/01/2043	755,104	765,437
3.00%, 02/01/2043	4,163,879	4,233,505
3.00%, 02/01/2043	15,895	16,113
3.00%, 03/01/2043	30,949	31,374
3.00%, 03/01/2043	12,789	12,947
3.00%, 03/01/2043	132,914	134,724
3.50%, 03/01/2043	1,235,349	1,279,391
2.50%, 04/01/2043	380,064	378,740
3.00%, 04/01/2043	14,417	14,615
3.00%, 04/01/2043	871,748	886,369
3.50%, 04/01/2043	107,115	111,171
3.00%, 05/01/2043	1,583,132	1,609,687
3.50%, 05/01/2043	490,666	508,163
3.00%, 06/01/2043	3,454,292	3,512,238
3.50%, 06/01/2043	1,906,908	1,979,118
3.50%, 06/01/2043	154,330	160,823
3.50%, 06/01/2043	973,698	1,010,571
3.00%, 07/01/2043	351,392	357,460
3.50%, 07/01/2043	192,113	200,218
3.50%, 07/01/2043	131,598	136,582
3.00%, 08/01/2043	316,064	320,407
3.00%, 08/01/2043	8,848,404	8,996,828
3.00%, 08/01/2043	170,987	173,537
3.50%, 08/01/2043	118,759	122,996
3.50%, 08/01/2043	129,661	134,572
3.50%, 09/01/2043	537,499	559,516
4.00%, 09/01/2043	2,037,337	2,144,134
3.50%, 10/01/2043	363,441	376,413
5.50%, 10/01/2043	682,668	760,125
4.00%, 12/01/2043	3,919,191	4,115,770
3.50%, 01/01/2044	1,174,803	1,224,942
3.50%, 01/01/2044	611,786	633,609
3.50%, 01/01/2044	8,849,034	9,165,478
3.50%, 01/01/2044	2,770,166	2,868,940
3.00%, 02/01/2044	39,133	39,717
3.00%, 03/01/2044	8,336,882	8,476,286
3.50%, 03/01/2044	247,473	258,156
5.50%, 05/01/2044	472,450	524,752
5.50%, 05/01/2044	7,315,573	8,114,506
4.50%, 06/01/2044	581,253	618,391
3.50%, 07/01/2044	866,766	899,723
4.50%, 08/01/2044	661,447	703,578
3.00%, 09/01/2044	68,561	69,502
5.00%, 11/01/2044	3,439,263	3,754,130
3.50%, 12/01/2044	430,190	445,545
3.50%, 02/01/2045	536,556	555,763
4.50%, 02/01/2045	624,356	665,201
5.00%, 02/01/2045	1,411,272	1,535,237
3.00%, 04/01/2045	31,929	32,308
3.50%, 04/01/2045	68,930	71,410
3.50%, 04/01/2045	1,721,922	1,775,377
3.00%, 05/01/2045	674,506	685,814
3.00%, 05/01/2045	1,382,947	1,405,269
3.50%, 05/01/2045	2,275,737	2,346,386
3.50%, 05/01/2045	1,944,055	2,014,000
3.50%, 06/01/2045	3,022,817	3,116,658
3.50%, 06/01/2045	2,507,380	2,597,591
4.00%, 06/01/2045	8,173,067	8,547,111
4.50%, 06/01/2045	412,364	442,375

3.00%, 07/01/2045	6,490,884	6,597,224
3.00%, 07/01/2045	1,056,738	1,071,511
3.50%, 07/01/2045	3,018,758	3,120,388
4.00%, 07/01/2045	1,147,340	1,199,782
5.00%, 07/01/2045	735,242	798,198
3.50%, 08/01/2045	66,370	68,605
3.50%, 09/01/2045	5,375,725	5,573,094
4.00%, 09/01/2045	179,151	187,340
4.00%, 09/01/2045	137,122	143,390
3.50%, 10/01/2045	417,851	431,920
4.00%, 10/01/2045	3,594,402	3,758,706
3.50%, 11/01/2045	8,168,064	8,421,656
3.50%, 11/01/2045	448,806	463,916
3.50%, 12/01/2045	1,583,031	1,632,179
3.50%, 12/01/2045	9,501,377	9,778,292
4.00%, 12/01/2045	1,216,193	1,273,660
4.00%, 12/01/2045	175,375	183,662
4.00%, 12/01/2045	705,794	738,903
4.00%, 12/01/2045	6,140,158	6,431,669
3.50%, 01/01/2046	109,178	112,567
3.50%, 01/01/2046	37,858	39,219
4.50%, 02/01/2046	3,014,549	3,205,523
3.00%, 03/01/2046	1,077,125	1,091,824
4.00%, 03/01/2046	1,824,968	1,908,366
4.50%, 03/01/2046	2,215,508	2,360,828
3.50%, 04/01/2046	701,882	723,451
3.00%, 05/01/2046	14,653,271	14,841,691
3.50%, 05/01/2046	709,449	734,748
3.00%, 06/01/2046	414,567	421,264
3.50%, 06/01/2046	2,890,244	3,026,746
3.50%, 06/01/2046	3,747,323	3,882,121
3.50%, 06/01/2046	936,518	964,722
3.50%, 06/01/2046	1,943,669	2,001,905
3.50%, 07/01/2046	1,864,565	1,920,717
3.00%, 08/01/2046	134,892	136,906
3.50%, 08/01/2046	842,298	874,253
3.00%, 09/01/2046	153,805	155,149
3.50%, 09/01/2046	7,730,485	7,954,528
4.00%, 09/01/2046	2,530,307	2,648,063
4.00%, 09/01/2046	102,763	107,459
4.50%, 09/01/2046	2,542,530	2,705,831
3.00%, 10/01/2046	5,317,561	5,393,610
3.00%, 11/01/2046	1,900,201	1,923,951
3.00%, 11/01/2046	925,304	940,254
3.00%, 11/01/2046	2,142,046	2,172,681
3.00%, 11/01/2046	696,139	704,807
3.00%, 11/01/2046	5,640,588	5,721,256
3.00%, 11/01/2046	1,230,112	1,249,169
3.00%, 11/01/2046	2,198,471	2,233,991
3.00%, 11/01/2046	2,404,836	2,443,691
3.00%, 12/01/2046	5,933,731	6,007,889
3.00%, 12/01/2046	4,841,045	4,919,258
3.50%, 12/01/2046	4,534,425	4,666,791
3.50%, 12/01/2046	2,398,292	2,468,670
4.00%, 12/01/2046	6,285,964	6,573,278
3.00%, 01/01/2047	3,020,551	3,078,696
3.00%, 01/01/2047	45,190,065	45,715,582
3.00%, 01/01/2047	4,090,552	4,138,725
3.50%, 01/01/2047	26,115,378	26,917,411
3.50%, 01/01/2047	1,810,923	1,863,750

3.50%, 01/01/2047	1,145,279	1,178,709
3.50%, 01/01/2047	5,011,982	5,190,983
3.00%, 02/01/2047	4,099,177	4,166,904
3.50%, 02/01/2047	1,310,746	1,348,984
3.50%, 02/01/2047	1,717,624	1,770,374
4.00%, 02/01/2047	3,104,475	3,245,081
4.00%, 02/01/2047	5,733,378	5,994,703
3.50%, 03/01/2047	249,851	257,140
4.00%, 03/01/2047	3,181,251	3,323,812
3.00%, 04/01/2047	2,354,187	2,392,226
3.50%, 04/01/2047	5,265,698	5,419,310
4.00%, 04/01/2047	3,549,578	3,705,742
4.00%, 05/01/2047	3,772,899	3,950,857
4.00%, 05/01/2047	5,051,556	5,271,723
3.00%, 06/01/2047	2,556,510	2,608,775
3.50%, 06/01/2047	1,906,437	1,962,055
4.00%, 06/01/2047	5,845,182	6,102,341
4.00%, 06/01/2047	1,950,360	2,034,566
4.00%, 07/01/2047	5,040,620	5,258,252
3.00%, 08/01/2047	13,166,964	13,419,900
3.50%, 08/01/2047	16,790,447	17,403,615
4.00%, 08/01/2047	4,392,712	4,585,908
4.00%, 08/01/2047	10,962,625	11,426,957
4.00%, 08/01/2047	3,300,872	3,439,331
3.50%, 09/01/2047	10,351,205	10,653,300
3.50%, 09/01/2047	4,786,964	4,926,616
3.00%, 10/01/2047	4,660,101	4,704,063
4.00%, 10/01/2047	14,945,487	15,616,919
3.00%, 11/01/2047	6,976,804	7,087,239
3.50%, 11/01/2047	22,462,545	23,131,605
4.50%, 11/01/2047	3,655,398	3,927,243
3.50%, 12/01/2047	5,310,042	5,497,709
3.50%, 12/01/2047	11,590,799	12,001,025
3.50%, 01/01/2048	4,010,644	4,159,552
3.50%, 01/01/2048	9,674,719	9,995,737
4.50%, 05/01/2048	20,028,097	21,038,657
4.50%, 05/01/2048	24,518,575	25,748,476
4.50%, 05/01/2048	10,891,140	11,705,113
5.00%, 05/01/2048	1,122,813	1,190,475
3.50%, 06/01/2048	29,130,987	29,901,129
4.00%, 06/01/2048	4,142,966	4,300,928
4.00%, 07/01/2048	8,137,230	8,425,524
4.50%, 08/01/2048	19,235,799	20,186,093
3.00%, 09/01/2048	1,295,629	1,311,280
4.00%, 09/01/2048	29,203,241	30,937,044
4.50%, 09/01/2048	1,649,874	1,731,370
4.50%, 11/01/2048	12,988,616	13,567,593
4.00%, 12/01/2048	194,184,920	201,347,568
4.00%, 12/01/2048	8,820,854	9,120,405
4.50%, 12/01/2048	11,969,546	12,521,990
5.00%, 12/01/2048	10,236,875	10,850,672
4.00%, 01/01/2049	12,121,127	12,672,147
4.00%, 02/01/2049	13,407,712	13,987,817
4.00%, 03/01/2049	204,621,422	211,391,438
4.00%, 03/01/2049	16,859,957	17,527,140
4.00%, 04/01/2049	12,057,450	12,466,825
3.50%, 06/01/2049	5,546,900	5,676,857
Fannie Mae REMICS
3.50%, 03/25/2042	4,186,507	4,385,291
4.00%, 06/25/2044	1,941,542	2,013,061

3.50%, 01/25/2047	22,039,885	22,943,762
4.00%, 05/25/2047	9,731,379	10,242,602
3.50%, 06/25/2047	20,489,507	21,149,781
2.80% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 01/25/2049(1)	2,400,705	2,394,056
Fannie Mae-Aces
3.50%, 07/25/2028(3)	5,305,000	5,665,217
Flagstar Mortgage Trust 2017-2
4.13%, 10/25/2047(2)(3)	1,318,986	1,387,010
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048(2)(3)	2,645,910	2,734,529
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,354,201	1,365,103
3.00%, 03/01/2031	826,142	844,761
2.50%, 09/01/2031	4,683,453	4,722,631
2.50%, 12/01/2031	13,172,276	13,271,537
2.50%, 12/01/2031	6,692,918	6,745,233
2.50%, 02/01/2032	9,099,285	9,179,661
8.00%, 04/01/2032	204,070	247,731
3.00%, 12/01/2032	3,149,970	3,214,431
3.50%, 05/01/2033	696,036	719,865
3.00%, 06/01/2033	1,615,314	1,648,350
3.50%, 08/01/2033	20,979,398	21,696,696
3.50%, 08/01/2033	8,801,389	9,102,085
3.50%, 11/01/2033	16,619,966	17,188,443
3.98%, 04/01/2034	9,342,903	10,163,630
3.00%, 02/01/2038	5,405,822	5,479,537
5.50%, 08/01/2041	7,073,639	7,881,554
5.00%, 11/01/2041	1,116,356	1,213,313
5.00%, 03/01/2042	402,775	443,231
4.50%, 07/01/2042	731,134	785,662
3.50%, 09/01/2042	459,790	476,485
3.50%, 11/01/2042	47,131	48,840
3.00%, 02/01/2043	90,491	91,788
3.00%, 02/01/2043	813,003	827,130
3.00%, 03/01/2043	28,905	29,318
3.00%, 03/01/2043	18,036	18,294
3.50%, 07/01/2043	415,143	430,244
3.50%, 10/01/2043	908,590	943,583
3.50%, 01/01/2044	1,091,977	1,133,971
4.50%, 05/01/2044	438,114	470,111
4.00%, 01/01/2045	2,118,783	2,245,801
4.50%, 06/01/2045	756,217	825,259
4.00%, 07/01/2045	680,801	712,372
3.50%, 10/01/2045	12,440,271	12,958,187
4.00%, 12/01/2045	4,475,114	4,737,914
4.50%, 02/01/2046	790,653	862,695
3.50%, 03/01/2046	1,131,288	1,178,374
3.00%, 04/01/2046	237,512	240,739
4.50%, 05/01/2046	837,483	913,795
3.00%, 06/01/2046	8,102,244	8,211,058
3.50%, 06/01/2046	8,321,846	8,577,809
4.50%, 06/01/2046	1,004,135	1,090,697
3.00%, 08/01/2046	9,735,040	9,865,282
3.50%, 08/01/2046	21,717,721	22,617,617
3.50%, 08/01/2046	12,902,328	13,306,743
3.00%, 09/01/2046	29,490,689	29,883,718
3.00%, 10/01/2046	9,538,549	9,664,688
3.00%, 11/01/2046	4,908,524	4,967,111
3.50%, 11/01/2046	2,826,716	2,917,137
3.00%, 12/01/2046	6,035,437	6,112,821

3.00%, 12/01/2046	6,010,705	6,082,138
3.00%, 01/01/2047	11,633,632	11,771,289
3.00%, 02/01/2047	10,653,966	10,780,882
3.50%, 02/01/2047	1,492,175	1,539,415
4.50%, 02/01/2047	749,297	817,404
3.00%, 03/01/2047	6,282,542	6,355,776
3.50%, 04/01/2047	16,674,100	17,355,165
3.50%, 04/01/2047	7,286,264	7,512,487
3.00%, 08/01/2047	28,205,237	28,517,234
3.50%, 09/01/2047	25,556,859	26,295,437
3.50%, 10/01/2047	5,462,151	5,625,012
3.50%, 11/01/2047	5,071,356	5,227,066
3.50%, 11/01/2047	3,786,627	3,899,529
3.00%, 12/01/2047	7,159,003	7,225,339
3.50%, 12/01/2047	41,033,266	42,709,396
4.50%, 12/01/2047	5,483,974	5,778,873
3.00%, 01/01/2048	357,967	361,284
3.50%, 01/01/2048	24,036,726	25,080,085
3.50%, 01/01/2048	4,383,481	4,512,269
3.50%, 02/01/2048	4,136,400	4,261,030
3.50%, 03/01/2048	40,478,182	41,763,993
3.50%, 03/01/2048	41,200,478	42,756,641
3.50%, 03/01/2048	39,143,270	40,465,103
4.00%, 03/01/2048	10,916,497	11,552,232
4.00%, 06/01/2048	26,306,824	27,709,319
4.00%, 07/01/2048	13,372,397	14,159,039
5.00%, 07/01/2048	2,940,229	3,114,397
5.00%, 08/01/2048	1,768,810	1,873,713
5.00%, 09/01/2048	969,700	1,027,050
4.50%, 10/01/2048	17,929,065	18,751,447
5.00%, 10/01/2048	4,787,960	5,074,809
4.00%, 11/01/2048	53,528,922	56,646,535
5.00%, 11/01/2048	7,714,539	8,182,661
Freddie Mac Multifamily Structured Pass Through Certificates
3.11%, 06/25/2025	14,076,047	14,669,154
2.73%, 05/25/2029	14,640,000	14,778,720
3.90%, 12/25/2030(3)	8,900,000	9,885,895
0.73%, 01/25/2031(3)	296,860,000	12,634,273
3.75%, 11/25/2032	9,650,000	10,516,973
3.75%, 04/25/2033	5,505,000	6,080,532
3.99%, 05/25/2033(3)	17,639,000	19,805,577
Freddie Mac REMICS
2.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 10/15/2048(1)	2,514,836	2,502,925
3.00%, 01/15/2049	5,360,000	5,346,600
2.84% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/15/2049(1)	2,499,410	2,497,372
3.00%, 04/15/2049	25,582,075	26,159,109
Freddie Mac Stacr Trust 2018-HQA2
3.15% (1 Month LIBOR USD + 0.75%), 10/25/2048(1)(2)	3,610,000	3,614,346
Freddie Mac Stacr Trust 2019-DNA1
3.30% (1 Month LIBOR USD + 0.90%), 01/25/2049(1)(2)	6,885,000	6,901,810
Freddie Mac Stacr Trust 2019-DNA2
4.85% (1 Month LIBOR USD + 2.45%), 03/25/2049(1)(2)	5,460,000	5,536,346
Freddie Mac Stacr Trust 2019-HQA1
3.30% (1 Month LIBOR USD + 0.90%), 02/25/2049(1)(2)	2,460,000	2,463,907
Freddie Mac Stacr Trust 2019-HQA2
3.10% (1 Month LIBOR USD + 0.70%), 04/25/2049(1)(2)	1,305,000	1,305,411
Freddie Mac Stacr Trust 2019-HRP1
3.81% (1 Month LIBOR USD + 1.40%), 02/25/2049(1)(2)	3,740,000	3,740,583
Freddie Mac Strips
3.00%, 09/15/2044	92,138,195	93,781,312

Freddie Mac Structured Agency Credit Risk Debt Notes
4.60% (1 Month LIBOR USD + 2.20%), 02/25/2024(1)	318,757	324,168
4.05% (1 Month LIBOR USD + 1.65%), 04/25/2024(1)	851,476	855,751
4.25% (1 Month LIBOR USD + 1.85%), 10/25/2027(1)	622,950	629,470
5.00% (1 Month LIBOR USD + 2.60%), 12/25/2027(1)	5,936,904	5,994,657
5.25% (1 Month LIBOR USD + 2.85%), 04/25/2028(1)	2,337,247	2,381,153
5.30% (1 Month LIBOR USD + 2.90%), 07/25/2028(1)	171,564	173,590
4.40% (1 Month LIBOR USD + 2.00%), 12/25/2028(1)	466,052	468,074
3.60% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029(1)	222,949	223,820
3.20% (1 Month LIBOR USD + 0.80%), 12/25/2029(1)	203,178	203,245
5.05% (1 Month LIBOR USD + 2.65%), 12/25/2029(1)	250,000	255,926
3.15% (1 Month LIBOR USD + 0.75%), 03/25/2030(1)	1,319,074	1,320,579
2.85% (1 Month LIBOR USD + 0.45%), 07/25/2030(1)	1,627,950	1,624,676
3.74%, 02/25/2048(2)(3)	545,000	513,905
3.82%, 05/25/2048(2)(3)	445,000	426,958
4.16%, 08/25/2048(2)(3)	4,290,000	4,209,770
4.46%, 11/25/2048(2)(3)	2,001,208	2,019,614
Freddie Mac Whole Loan Securities Trust
3.60%, 12/25/2046(2)(3)	4,222,513	4,248,311
FREMF 2018-K731 Mortgage Trust
4.04%, 02/25/2025(2)(3)	1,515,000	1,567,870
FWD Securitization Trust
2.81%, 07/25/2049(2)	300,000	299,976
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057(2)(3)	2,398,020	2,419,843
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058(2)(3)	5,680,064	5,841,346
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059(2)(3)	1,662,968	1,697,553
4.00%, 02/25/2059(2)(3)	1,653,698	1,683,131
GE Business Loan Trust 2006-2
2.57% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 11/15/2034(1)(2)	1,864,207	1,834,467
Ginnie Mae
4.50%, 07/01/2049(12)	14,395,000	15,004,257
4.50%, 09/01/2049(12)	25,850,000	26,915,808
Ginnie Mae I Pool
7.50%, 08/15/2033	300,470	343,580
5.00%, 09/15/2039	43,397	47,720
5.00%, 10/15/2039	338,373	372,286
5.00%, 12/15/2039	529,662	582,789
5.00%, 02/15/2040	72,059	79,286
5.00%, 02/15/2040	72,059	79,286
5.00%, 06/15/2040	204,116	224,494
4.50%, 05/15/2041	549,916	592,815
5.00%, 09/15/2041	159,746	175,815
3.00%, 10/15/2042	198,216	202,794
3.00%, 12/15/2042	33,168	33,931
3.50%, 12/15/2042	11,052	11,469
3.50%, 01/15/2043	15,340	15,920
3.00%, 05/15/2043	108,887	111,562
3.00%, 06/15/2043	9,626	9,862
3.00%, 06/15/2043	9,723	9,962
3.50%, 10/15/2043	70,387	73,096
5.00%, 07/15/2044	186,860	198,797
4.50%, 09/15/2045	203,952	219,906
Ginnie Mae II Pool
5.50%, 07/20/2036	104,314	114,254
5.50%, 01/20/2040	218,967	238,884
5.00%, 05/20/2040	204,768	225,256
5.00%, 06/20/2040	109,497	120,367

5.00%, 08/20/2040	83,890	92,164
5.00%, 09/20/2040	73,016	80,266
3.50%, 07/20/2042	5,598,256	5,841,649
3.50%, 08/20/2042	20,224	21,101
3.50%, 09/20/2042	3,491,788	3,642,885
3.50%, 12/20/2042	8,425	8,787
3.50%, 02/20/2043	23,027	24,016
3.50%, 05/20/2043	10,874	11,338
3.50%, 06/20/2043	5,090,574	5,306,311
3.50%, 07/20/2043	2,101,604	2,190,614
3.50%, 09/20/2043	152,033	158,348
3.50%, 10/20/2044	63,732	66,097
3.50%, 10/20/2044	512,127	531,825
3.00%, 12/20/2044	688,039	705,132
3.50%, 12/20/2044	11,916	12,370
5.00%, 12/20/2044	308,754	331,242
3.50%, 01/20/2045	2,722,924	2,815,353
3.50%, 03/20/2045	486,600	504,792
3.50%, 05/20/2045	15,731	16,243
5.50%, 06/20/2045	265,972	290,429
3.50%, 07/20/2045	650,577	673,899
4.50%, 07/20/2045	4,709,514	4,969,576
4.00%, 09/20/2045	2,630,043	2,765,126
3.50%, 10/20/2045	125,179	129,477
3.50%, 10/20/2045	92,227	95,383
4.50%, 12/20/2045	90,621	96,044
3.00%, 01/20/2046	889,122	910,836
3.50%, 01/20/2046	2,457,495	2,542,441
4.50%, 01/20/2046	777,935	823,940
3.50%, 02/20/2046	1,578,993	1,632,420
3.50%, 02/20/2046	743,049	769,478
3.50%, 03/20/2046	2,378,086	2,460,288
3.00%, 04/20/2046	668,101	683,566
3.50%, 04/20/2046	875,817	906,091
3.00%, 05/20/2046	95,054	97,371
3.00%, 05/20/2046	35,783	36,627
3.50%, 05/20/2046	11,318	11,685
3.50%, 05/20/2046	88,723	91,744
3.50%, 05/20/2046	22,611	23,380
4.00%, 05/20/2046	1,375,387	1,445,119
3.00%, 06/20/2046	200,256	204,858
3.00%, 06/20/2046	6,614,718	6,766,005
3.50%, 06/20/2046	616,045	637,341
3.50%, 06/20/2046	100,983	104,408
3.00%, 07/20/2046	93,115	95,376
3.00%, 07/20/2046	240,094	245,750
3.00%, 07/20/2046	59,338	60,737
3.00%, 07/20/2046	309,365	316,658
3.00%, 07/20/2046	152,073	155,351
3.00%, 07/20/2046	168,308	172,264
3.00%, 08/20/2046	78,904	80,715
3.00%, 08/20/2046	118,701	121,498
3.00%, 08/20/2046	129,951	133,109
3.00%, 08/20/2046	36,590,967	37,439,034
3.00%, 09/20/2046	81,688	83,618
3.00%, 09/20/2046	7,252,870	7,425,415
3.00%, 09/20/2046	68,011	69,572
3.50%, 09/20/2046	1,575,635	1,630,104
3.00%, 10/20/2046	3,031,218	3,101,503
3.00%, 12/20/2046	7,195,560	7,362,393

3.50%, 12/20/2046	5,827,195	6,028,640
3.50%, 01/20/2047	7,910,037	8,182,676
4.50%, 01/20/2047	4,127,072	4,362,329
3.00%, 03/20/2047	1,824,279	1,867,399
3.50%, 03/20/2047	8,634,249	8,930,967
4.00%, 03/20/2047	3,886,883	4,065,134
3.50%, 04/20/2047	4,048,597	4,186,899
4.00%, 04/20/2047	8,317,477	8,688,742
3.50%, 05/20/2047	543,139	561,637
4.00%, 05/20/2047	6,591,890	6,876,643
4.50%, 05/20/2047	9,826,125	10,316,550
3.50%, 06/20/2047	18,537,005	19,166,442
4.00%, 06/20/2047	3,196,231	3,333,897
4.50%, 06/20/2047	13,461,178	14,133,030
5.00%, 06/20/2047	6,610,956	7,042,229
4.00%, 07/20/2047	1,615,567	1,685,649
4.50%, 07/20/2047	1,563,688	1,641,734
5.00%, 07/20/2047	956,543	1,018,944
3.50%, 08/20/2047	8,463,144	8,747,946
4.00%, 08/20/2047	1,356,372	1,414,351
4.50%, 08/20/2047	4,357,933	4,575,448
5.00%, 08/20/2047	629,700	670,861
3.00%, 09/20/2047	20,631,900	21,098,924
3.50%, 09/20/2047	22,950,639	23,720,354
4.00%, 09/20/2047	7,037,770	7,337,196
4.50%, 09/20/2047	8,248,405	8,660,107
5.00%, 09/20/2047	6,537,110	6,963,750
3.50%, 10/20/2047	1,798,412	1,858,533
5.00%, 10/20/2047	622,636	663,301
5.50%, 10/20/2047	1,048,189	1,125,265
3.00%, 11/20/2047	7,920,594	8,099,884
3.50%, 11/20/2047	30,242,362	31,250,769
4.00%, 11/20/2047	4,976,629	5,186,697
4.50%, 11/20/2047	1,589,322	1,667,952
5.00%, 11/20/2047	1,249,930	1,331,386
4.00%, 12/20/2047	4,931,778	5,137,746
5.00%, 12/20/2047	2,481,102	2,642,798
3.00%, 01/20/2048	9,791,295	10,012,930
3.50%, 01/20/2048	31,432,142	32,475,094
4.00%, 01/20/2048	992,892	1,029,650
4.00%, 01/20/2048	7,169,474	7,465,094
4.50%, 01/20/2048	548,251	575,145
5.00%, 01/20/2048	3,376,295	3,530,657
3.50%, 02/20/2048	3,611,540	3,724,804
3.50%, 02/20/2048	8,957,340	9,240,018
5.00%, 02/20/2048	3,148,156	3,316,882
5.50%, 05/20/2048	5,172,836	5,463,298
5.00%, 06/20/2048	2,615,061	2,772,823
4.00%, 08/20/2048	9,196,616	9,539,246
4.50%, 08/20/2048	25,659,292	26,805,435
5.00%, 08/20/2048	9,898,733	10,357,546
4.00%, 09/20/2048	7,108,324	7,368,339
4.50%, 09/20/2048	2,988,496	3,122,857
4.50%, 09/20/2048	2,043,666	2,169,440
4.00%, 10/20/2048	3,631,458	3,764,293
5.00%, 10/20/2048	10,082,821	10,556,443
3.50%, 11/20/2048	3,354,451	3,465,436
4.00%, 11/20/2048	12,396,605	12,850,059
4.50%, 12/20/2048	13,788,074	14,374,847
5.00%, 12/20/2048	21,925,128	22,927,531

5.50%, 12/20/2048	1,452,425	1,533,980
5.50%, 01/20/2049	1,067,593	1,127,540
3.50%, 02/20/2049	18,177,755	18,779,179
5.50%, 03/20/2049	2,651,772	2,800,672
4.50%, 04/20/2049	15,099,702	15,750,505
Gosforth Funding 2018-1 Plc
2.97% (3 Month LIBOR USD + 0.45%), 08/25/2060(1)(2)	2,218,408	2,218,383
Government National Mortgage Association
3.50%, 03/20/2039	735,594	26,247
3.50%, 05/20/2043	275,924	43,225
3.00%, 11/20/2047	1,365,312	1,385,695
3.00%, 12/20/2047	971,776	993,423
3.50%, 08/20/2048	9,448,802	9,755,351
2.68% (1 Month LIBOR USD + 0.30%, 0.3% Floor, 6.50% Cap), 09/20/2048(1)	2,639,654	2,631,888
3.50%, 09/20/2048	5,646,660	5,824,775
3.50%, 12/20/2048	1,926,737	1,977,219
2.83% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 02/20/2049(1)	3,178,061	3,180,287
2.83% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 02/20/2049(1)	2,498,158	2,499,789
2.88% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 04/20/2049(1)	8,246,787	8,270,147
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064(2)	2,559,431	2,556,465
Great Wolf Trust 2017-WOLF
3.24% (1 Month LIBOR USD + 0.85%, 1.00% Floor), 09/15/2034(1)(2)	3,170,000	3,171,985
3.49% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 09/15/2034(1)(2)	1,625,000	1,624,979
GS Mortgage Securities Corp. Trust 2018-FBLU
3.34% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 11/15/2035(1)(2)	3,540,000	3,538,847
GS Mortgage Securities Corp. Trust 2019-SOHO
3.75% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036(1)(2)	7,090,000	7,095,247
GS Mortgage Securities Trust 2011-GC3
5.82%, 03/10/2044(2)(3)	340,000	354,890
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044(2)(3)	220,000	216,483
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046(3)	7,561,000	8,298,064
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047	905,000	951,215
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	569,095
3.91%, 10/10/2048	170,000	179,264
GS Mortgage Securities Trust 2019-GC40
3.16%, 07/10/2052	9,560,000	9,846,408
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049(2)(3)	3,855,000	3,993,583
HarborView Mortgage Loan Trust 2005-9
2.83% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035(1)	8,748,728	8,833,132
HarborView Mortgage Loan Trust 2006-10
2.59% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036(1)	11,386,634	10,374,662
HarborView Mortgage Loan Trust 2006-7
2.59% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2046(1)	5,234,951	4,810,390
HarborView Mortgage Loan Trust 2007-6
2.59% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037(1)	10,159,932	9,368,137
Hilton Orlando Trust 2018-ORL
3.16% (1 Month LIBOR USD + 0.77%), 12/15/2034(1)(2)	2,085,000	2,082,356
3.44% (1 Month LIBOR USD + 1.05%), 12/15/2034(1)(2)	350,000	349,884
Holmes Master Issuer Plc
2.96% (3 Month LIBOR USD + 0.36%), 10/15/2054(1)(2)	5,323,143	5,316,734
3.02% (3 Month LIBOR USD + 0.42%), 10/15/2054(1)(2)	6,275,000	6,255,654
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048(2)(3)	6,821,580	6,943,865
4.00%, 06/25/2048(2)(3)	5,954,140	6,044,229

Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059(2)(3)	4,017,329	4,068,721
3.61%, 01/25/2059(2)(3)	5,609,997	5,681,483
3.95%, 01/25/2059(2)(3)	4,495,000	4,560,363
HSI Asset Securitization Corp. Trust 2005-NC1
3.36% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035(1)	6,336,000	6,205,338
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039(2)	5,000,000	5,149,607
3.38%, 07/10/2039(2)(3)	3,905,000	4,022,135
3.56%, 07/10/2039(2)(3)	4,500,000	4,525,451
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034(2)	3,540,000	3,660,851
ILPT Trust 2019-SURF
4.15%, 02/11/2041(2)	7,575,000	8,405,666
Impac CMB Trust Series 2004-7
3.04% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034(1)	6,798,670	6,840,114
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(2)	3,265,000	3,462,148
3.91%, 07/10/2035(2)	2,780,000	2,934,411
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.95%, 08/25/2036(3)	12,342,317	11,520,771
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.91%, 08/25/2037(3)	5,350,271	4,643,810
InTown Hotel Portfolio Trust 2018-STAY
3.44% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033(1)(2)	430,000	429,789
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 10/06/2038(2)(3)	3,597,500	3,653,680
2.95%, 10/06/2038(2)(3)	910,000	902,546
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031(2)	394,000	399,962
4.14%, 10/05/2031(2)(3)	602,000	613,064
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039(2)	8,012,500	8,415,790
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.81%, 01/12/2043(3)	1,871,935	1,870,009
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
4.17%, 08/15/2046	6,594,258	6,796,936
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032(2)	2,478,332	2,534,998
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
2.87%, 07/15/2047	192,797	192,591
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032(2)(3)	590,000	590,796
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	2,002,401
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049(3)	565,000	571,889
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033(2)	965,000	1,031,291
JP Morgan Resecuritization Trust Series 2014-6
2.64% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046(1)(2)	983,441	984,682
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050(2)(3)	14,483,431	13,415,424
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047	1,354,649	1,353,865
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,248,333
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,969,359

JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,398,021
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050(3)	4,990,000	5,273,999
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049	4,040,000	4,138,311
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.90%, 06/15/2051(3)	1,474,000	1,619,743
Lanark Master Issuer Plc
2.71%, 12/22/2069(2)(4)	3,285,000	3,322,387
3.29% (3 Month LIBOR USD + 0.77%), 12/22/2069(1)(2)	13,035,000	13,012,404
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.22%, 04/25/2029(3)	890,577	888,860
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(2)(3)	18,301,765	19,068,805
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(2)(3)	2,583,141	2,631,930
Monarch Beach Resort Trust 2018-MBR
3.31% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 07/15/2035(1)(2)	8,985,000	8,962,382
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/15/2046	3,750,000	3,869,319
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047	1,940,000	2,066,637
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	1,030,146
4.46%, 08/15/2047(3)	1,655,000	1,754,047
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	323,218
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048(3)	190,000	201,989
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
4.75%, 01/15/2049(3)	2,033,000	2,134,832
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,266,601
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.33%, 11/15/2052(3)	845,000	878,027
Morgan Stanley Capital I Trust 2011-C2
5.67%, 06/15/2044(2)(3)	1,415,000	1,396,890
Morgan Stanley Capital I Trust 2014-MP
3.47%, 08/11/2033(2)	10,000,000	10,247,333
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/15/2050(3)	2,805,000	2,931,440
Morgan Stanley Capital I Trust 2017-JWDR
3.24% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 11/15/2034(1)(2)	4,090,000	4,082,288
3.59% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2034(1)(2)	2,830,000	2,828,196
Morgan Stanley Resecuritization Trust 2013-R10
4.07%, 01/26/2051(2)(3)	82,568	82,458
Morgan Stanley Resecuritization Trust 2013-R7
2.97% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046(1)(2)	12,557,282	12,380,817
Motel 6 Trust 2017-MTL6
3.31% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034(1)(2)	7,662,300	7,662,244
3.58% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034(1)(2)	6,781,576	6,781,509
4.54% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034(1)(2)	704,579	707,661
MSCG Trust 2018-SELF
3.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037(1)(2)	4,110,000	4,113,831
New Orleans Hotel Trust 2019-HNLA
3.68% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032(1)(2)	6,425,000	6,407,207
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049(2)(3)	5,973,011	6,083,670
3.93%, 01/25/2049(2)(3)	5,634,716	5,753,421

New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049(2)(3)		6,646,585	6,741,454
3.70%, 04/25/2049(2)(3)		2,223,498	2,255,161
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049(2)(3)		7,915,000	7,927,743
3.09%, 07/25/2049(2)(3)		3,210,000	3,215,130
Nomura Resecuritization Trust 2015-7R
3.96%, 08/26/2036(2)(3)		652,905	658,446
OBX 2018-EXP1 Trust
3.25% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048(1)(2)		3,502,782	3,497,808
4.00%, 04/25/2048(2)(3)		2,136,210	2,175,043
OBX 2019-EXP1 Trust
4.00%, 01/25/2059(2)(3)		6,333,024	6,436,164
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033(2)		640,000	639,009
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037(2)		3,915,000	4,024,154
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036		5,491,295	5,072,526
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032(2)(3)		1,565,000	1,638,608
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024(2)(4)		2,858,671	2,878,667
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054(2)(3)	CAD	12,400,000	9,453,467
RESIMAC Bastille Trust Series 2018-1NC
3.28% (1 Month LIBOR USD + 0.85%), 12/16/2059(1)(2)		$3,744,000	3,748,520
RETL 2019-RVP
3.54% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 03/15/2036(1)(2)		2,976,688	2,982,250
Rosslyn Portfolio Trust 2017-ROSS
3.34% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033(1)(2)		15,800,000	15,780,866
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055(2)(3)		375,000	364,280
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056(2)(3)		910,000	912,850
Sequoia Mortgage Trust 2003-2
3.04% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 06/20/2033(1)		628,201	637,617
Sequoia Mortgage Trust 2004-9
3.39% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034(1)		1,313,122	1,324,032
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043(3)		2,737,525	2,798,120
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047(2)(3)		1,003,343	1,029,088
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047(2)(3)		1,979,310	2,050,891
4.00%, 12/25/2047(2)(3)		2,051,213	2,088,569
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048(2)(3)		649,538	661,141
4.00%, 02/25/2048(2)(3)		2,135,264	2,208,075
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048(2)(3)		1,976,388	2,020,811
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048(2)(3)		10,818,683	11,063,144
4.50%, 08/25/2048(2)(3)		5,000,000	5,419,483
4.50%, 08/25/2048(2)(3)		3,055,880	3,162,609
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048(2)(3)		2,718,481	2,813,476
Sequoia Mortgage Trust 2019-CH1
4.50%, 03/25/2049(2)(3)		3,665,567	3,782,551
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043(2)(3)		1,375,000	1,424,076

Silverstone Master Issuer Plc
3.15% (3 Month LIBOR USD + 0.57%), 01/21/2070(1)(2)		2,525,000	2,531,517
SLIDE 2018-FUN
4.69% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/15/2031(1)(2)		5,212,886	5,255,246
SLM Student Loan Trust 2008-9
4.08% (3 Month LIBOR USD + 1.50%), 04/25/2023(1)		9,482,094	9,588,512
Southern Pacific Securities 06-1 Plc
1.09% (3 Month LIBOR GBP + 0.30%), 03/10/2044(1)	GBP	2,248,155	2,842,151
STACR Trust 2018-DNA2
3.20% (1 Month LIBOR USD + 0.80%), 12/25/2030(1)(2)		$5,004,561	5,013,443
4.55% (1 Month LIBOR USD + 2.15%), 12/25/2030(1)(2)		2,760,000	2,753,386
STACR Trust 2018-HRP2
3.25% (1 Month LIBOR USD + 0.85%), 02/25/2047(1)(2)		1,462,684	1,462,374
3.65% (1 Month LIBOR USD + 1.25%), 02/25/2047(1)(2)		3,985,000	4,002,503
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048(2)(3)		6,472,544	6,632,013
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049(2)(3)		3,618,570	3,673,275
3.75%, 02/25/2049(2)(3)		1,981,486	2,011,297
4.09%, 02/25/2049(2)(3)		2,160,000	2,243,502
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037(2)(3)		5,999,324	5,934,518
Towd Point Mortgage Funding 2019—Granite4 Plc
1.85%, 10/20/2051(2)(3)	GBP	35,850,000	45,606,678
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051(3)		$1,718,000	1,853,474
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063(2)(3)		1,135,000	1,105,805
5.05%, 05/10/2063(2)(3)		2,750,000	2,208,826
Verus Securitization Trust 2018-1
2.93%, 02/25/2048(2)(3)		636,775	637,091
Verus Securitization Trust 2018-2
3.68%, 06/01/2058(2)(3)		2,047,252	2,070,478
3.78%, 06/01/2058(2)(3)		1,091,175	1,102,575
Verus Securitization Trust 2018-3
4.11%, 10/25/2058(2)(3)		5,696,908	5,820,333
4.18%, 10/25/2058(2)(3)		4,223,968	4,315,440
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058(2)(3)		966,897	979,533
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058(2)(3)		4,706,605	4,828,374
Verus Securitization Trust 2019-1
3.84%, 02/25/2059(2)(3)		7,690,377	7,809,143
Verus Securitization Trust 2019-2
3.78%, 04/25/2059(2)(3)		12,360,000	12,520,418
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059(2)(3)		8,571,016	8,664,553
3.66%, 12/25/2059(2)(3)		1,655,518	1,675,018
4.99%, 12/25/2059(2)		1,340,000	1,359,951
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(2)		2,755,000	2,819,965
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048(3)		4,947,260	4,990,250
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.84%, 02/15/2051(3)		3,345,532	2,893,885
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.31%, 05/15/2046(3)		2,491,999	2,506,951
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.72% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045(1)		3,449,678	3,470,472

WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.69% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045(1)		2,218,811	2,214,843
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.66% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045(1)		6,663,287	6,723,321
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.73% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045(1)		5,977,082	5,925,480
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
3.25% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047(1)		14,995,970	14,294,722
Warwick Finance Residential Mortgages No Two Plc
2.27% (3 Month LIBOR GBP + 1.50%), 09/21/2049(1)	GBP	1,709,210	2,188,702
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037		$11,567,650	11,483,266
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028(2)(3)		8,400,000	8,398,163
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058		1,280,000	1,358,455
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059		1,225,000	1,265,060
4.51%, 03/15/2059(3)		4,317,000	4,609,801
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048		3,155,000	3,179,857
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049		6,000,000	6,142,721
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050		1,695,000	1,781,077
3.67%, 07/15/2050(3)		1,315,000	1,368,362
Wells Fargo Commercial Mortgage Trust 2017-HSDB
3.26% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031(1)(2)		8,100,000	8,070,271
3.51% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031(1)(2)		6,700,000	6,664,213
4.26% (1 Month LIBOR USD + 1.84%, 1.84% Floor), 12/13/2031(1)(2)		100,000	98,791
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052		2,085,000	2,217,594
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052		10,905,000	11,282,422
Wells Fargo Mortgage Backed Securities 2005-AR2 Trust
5.14%, 03/25/2035(3)		870,299	895,587
WF-RBS Commercial Mortgage Trust 2011-C2
5.84%, 02/15/2044(2)(3)		3,500,000	3,576,914
WFRBS Commercial Mortgage Trust 2011-C5
5.86%, 11/15/2044(2)(3)		115,000	120,177
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045(2)(3)		690,000	608,811
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047(3)		329,000	352,331
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057(3)		4,250,000	4,512,477
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036(2)		1,740,000	1,836,833
3.72%, 11/10/2036(2)(3)		320,000	326,201

Total Mortgage-Backed Obligations (Cost: $4,678,009,008)			4,754,760,858

Total Bonds & Notes (Cost: $16,660,606,804)			17,100,448,774

BANK LOANS—2.19%
1011778 BC ULC
4.65% (1 Month LIBOR USD + 2.25%), 02/16/2024(1)		$1,739,915	$1,725,422
ABG Intermediate Holdings 2 LLC
5.90% (1 Month LIBOR USD + 3.50%), 09/27/2024(1)		2,348,840	2,290,119
Advanz Pharma Corp.
7.91% (1 Month LIBOR USD + 5.50%), 09/06/2024(1)		1,871,500	1,794,301
Agiliti Health, Inc.
5.50% (1 Month LIBOR USD + 3.00%), 01/04/2026(1)		2,120,000	2,112,050

AI Alpine U.S. Bidco, Inc.
5.64% (1 Month LIBOR USD + 3.25%), 10/31/2025(1)	2,994,950	2,942,538
Albertson’s LLC
5.31% (LIBOR USD + 3.00%, 12/21/2022(1)	4,428,700	4,427,594
Alliant Holdings Intermediate LLC
5.40% (1 Month LIBOR USD + 3.00%), 05/09/2025(1)	5,504,400	5,339,873
Alphabet Holding Company, Inc.
5.90% (1 Month LIBOR USD + 3.50%), 09/26/2024(1)	98,250	92,551
Altice Financing S.A.
5.14% (1 Month LIBOR USD + 2.75%), 07/15/2025(1)	453,089	428,876
Altice France S.A.
6.39% (1 Month LIBOR USD + 4.00%), 08/14/2026(1)	1,393,000	1,361,658
AMC Entertainment Holdings, Inc.
5.23% (3 Month LIBOR USD + 3.00%), 04/22/2026(1)	3,536,138	3,525,529
Ancestry.com Operations, Inc.
5.66% (1 Month LIBOR USD + 3.25%), 10/19/2023(1)	1,902,778	1,895,642
Applied Systems, Inc.
5.33% (3 Month LIBOR USD + 3.00%), 09/19/2024(1)	2,139,556	2,119,059
Aramark Services, Inc.
4.08% (3 Month LIBOR USD + 1.75%), 03/28/2024(1)	2,219,465	2,211,142
4.08% (3 Month LIBOR USD + 1.75%), 03/11/2025(1)	186,533	185,740
Argon Medical Devices, Inc.
6.15% (1 Month LIBOR USD + 3.75%), 01/23/2025(1)	3,175,567	3,168,962
Asurion LLC
5.40% (1 Month LIBOR USD + 3.00%), 11/03/2023(1)	442,265	441,159
5.40% (1 Month LIBOR USD + 3.00%), 11/03/2024(1)	5,853,935	5,839,300
8.90% (1 Month LIBOR USD + 6.50%), 08/04/2025(1)	2,485,000	2,517,628
Avantor, Inc.
5.40% (1 Month LIBOR USD + 3.00%), 11/21/2024(1)	2,726,925	2,737,151
Avolon TLB Borrower 1 U.S. LLC
4.13% (1 Month LIBOR USD + 1.75%), 01/15/2025(1)	3,161,092	3,155,181
Axalta Coating Systems U.S. Holdings, Inc.
4.08% (3 Month LIBOR USD + 1.75%), 06/01/2024(1)	79,000	77,988
Bausch Health Companies, Inc.
5.41% (1 Month LIBOR USD + 3.00%), 06/02/2025(1)	7,217,960	7,213,484
5.16% (1 Month LIBOR USD + 2.75%), 11/27/2025(1)	1,593,257	1,582,900
Beacon Roofing Supply, Inc.
4.66% (1 Month LIBOR USD + 2.25%), 01/02/2025(1)	118,500	116,959
Berry Global, Inc.
4.16% (1 Month LIBOR USD + 1.75%), 02/08/2020(1)	321,429	320,969
4.70% (LIBOR USD + 2.50%), 07/01/2026(1)	3,000,000	2,977,830
Brookfield WEC Holdings, Inc.
5.90% (1 Month LIBOR USD + 3.50%), 08/01/2025(1)	2,263,625	2,257,966
BWAY Holding Co.
5.85% (3 Month LIBOR USD + 3.25%), 04/03/2024(1)	5,479,091	5,285,022
C.H.I. Overhead Doors, Inc.
5.65% (1 Month LIBOR USD + 3.25%), 07/29/2022(1)	1,152,322	1,144,406
Caesars Resort Collection LLC
5.15% (1 Month LIBOR USD + 2.75%), 12/23/2024(1)	3,184,901	3,128,496
Calpine Corp.
5.08% (3 Month LIBOR USD + 2.75%), 04/05/2026(1)	3,500,000	3,492,895
Catalent Pharma Solutions, Inc.
4.65% (1 Month LIBOR USD + 2.25%), 05/18/2026(1)	3,900,225	3,896,988
CenturyLink, Inc.
5.15% (1 Month LIBOR USD + 2.75%), 01/31/2025(1)	756,812	738,315
CEOC LLC
4.40% (1 Month LIBOR USD + 2.00%), 10/07/2024(1)	613,273	607,718
Ceridian HCM Holding, Inc.
5.40% (1 Month LIBOR USD + 3.00%), 04/30/2025(1)	2,603,442	2,608,259

Change Healthcare Holdings, Inc.
5.15% (1 Month LIBOR USD + 2.75%), 03/01/2024(1)	4,638,813	4,599,987
Charter Communications Operating LLC
4.33% (3 Month LIBOR USD + 2.00%), 04/30/2025(1)	11,296,188	11,279,244
Charter NEX US, Inc.
5.90% (1 Month LIBOR USD + 3.50%), 05/16/2024(1)	5,300,000	5,276,150
Churchill Downs, Inc.
4.41% (1 Month LIBOR USD + 2.00%), 12/27/2024(1)	494,975	493,431
Clean Harbors, Inc.
4.15% (1 Month LIBOR USD + 1.75%), 06/28/2024(1)	494,949	494,435
CommScope, Inc.
5.65% (1 Month LIBOR USD + 3.25%), 04/06/2026(1)	2,900,000	2,888,400
Core & Main Gp LLC
5.52% (3 Month LIBOR USD + 2.75%), 08/01/2024(1)	98,500	98,161
Crown Holdings, Inc.
4.40% (1 Month LIBOR USD + 2.00%), 04/03/2025(1)	26,832	26,946
CSC Holdings LLC
4.64% (1 Month LIBOR USD + 2.25%), 07/17/2025(1)	3,970,735	3,902,478
4.64% (1 Month LIBOR USD + 2.25%), 01/15/2026(1)	7,406,438	7,281,491
4.89% (1 Month LIBOR USD + 2.50%), 01/25/2026(1)	297,000	292,756
Cypress Intermediate Holdings III, Inc.
5.16% (1 Month LIBOR USD + 2.75%), 04/29/2024(1)	2,588,397	2,550,218
Dell International LLC
4.16% (1 Month LIBOR USD + 1.75%), 09/07/2021(1)	1,691,025	1,687,220
4.41% (1 Month LIBOR USD + 2.00%), 09/07/2023(1)	98,500	97,950
Delos Finance SARL
4.08% (3 Month LIBOR USD + 1.75%), 10/06/2023(1)	1,416,667	1,414,598
Diamond Resorts International, Inc.
6.15% (1 Month LIBOR USD + 3.75%), 09/02/2023(1)	3,135,091	2,956,798
Dubai World Corp.
2.50% (6 Month EURIBOR + 2.50%), 09/30/2022(1)	7,356,334	6,872,066
Dynasty Acquisition Co., Inc.
6.33% (3 Month LIBOR USD + 4.00%), 04/06/2026(1)	2,448,566	2,457,308
6.33% (3 Month LIBOR USD + 4.00%), 04/06/2026(1)	1,316,434	1,321,133
Eastern Power LLC
6.15% (1 Month LIBOR USD + 3.75%), 10/02/2023(1)	2,062,836	2,057,679
Energizer Holdings, Inc.
4.75% (1 Month LIBOR USD + 2.25%), 12/17/2025(1)	2,019,938	2,011,110
Envision Healthcare Corp.
6.15% (1 Month LIBOR USD + 3.75%), 10/10/2025(1)	3,533,250	3,113,677
ExamWorks Group, Inc.
5.65% (1 Month LIBOR USD + 3.25%), 07/27/2023(1)	2,428,845	2,422,263
First Data Corp.
4.40% (1 Month LIBOR USD + 2.00%), 07/08/2022(1)	3,225,629	3,221,629
4.40% (1 Month LIBOR USD + 2.00%), 04/26/2024(1)	4,536,893	4,531,267
Forest City Enterprises LP
6.40% (1 Month LIBOR USD + 4.00%), 12/08/2025(1)	796,000	797,990
Formula One Management Ltd.
4.90% (1 Month LIBOR USD + 2.50%), 02/01/2024(1)	2,730,000	2,663,115
Gentiva Health Services, Inc.
6.19% (1 Month LIBOR USD + 3.75%), 07/02/2025(1)	317,600	317,600
Genworth Holdings, Inc.
6.99% (2 Month LIBOR + 4.50%), 03/07/2023(1)	49,500	49,841
Go Daddy Operating Co. LLC
4.40% (1 Month LIBOR USD + 2.00%), 02/15/2024(1)	1,523,560	1,523,179
Gray Television, Inc.
4.93% (1 Month LIBOR USD + 2.50%), 01/02/2026(1)	597,000	596,105
HB Fuller Co.
4.38% (1 Month LIBOR USD + 2.00%), 10/20/2024(1)	2,993,563	2,939,140
HCA, Inc.
4.33% (3 Month LIBOR USD + 2.00%), 03/13/2025(1)	3,219,887	3,220,402

Hilton Worldwide Finance LLC
4.15% (1 Month LIBOR USD + 1.75%), 06/22/2026(1)		7,631,741	7,631,741
HUB International Ltd.
5.59% (3 Month LIBOR USD + 3.00%), 04/25/2025(1)		2,098,800	2,044,651
Hyland Software, Inc.
5.65% (1 Month LIBOR USD + 3.25%), 07/01/2024(1)		1,507,791	1,496,483
iHeartCommunications, Inc.
11.23% (LIBOR USD + 8.75%), 01/30/2020(1)		300,000	220,125
6.58% (3 Month LIBOR USD + 4.00%), 05/01/2026(1)		21,306,199	21,326,227
Intelsat Jackson Holdings S.A.
6.15% (1 Month LIBOR USD + 3.75%), 11/27/2023(1)		3,820,000	3,777,025
6.90% (1 Month LIBOR USD + 4.50%), 01/02/2024(1)		3,161,932	3,168,130
IPS Acquisition LLC
5.90% (1 Month LIBOR USD + 3.50%), 11/07/2024(1)		547,650	544,682
IQVIA, Inc.
4.33% (3 Month LIBOR USD + 2.00%), 01/17/2025(1)		742,443	740,587
IRB Holding Corp.
5.64% (1 Month LIBOR USD + 3.25%), 02/05/2025(1)		98,750	97,408
Jaguar Holding Co. I LLC
4.90% (1 Month LIBOR USD + 2.50%), 08/18/2022(1)		4,730,722	4,700,634
KFC Holding Co.
4.13% (1 Month LIBOR USD + 1.75%), 04/03/2025(1)		11,540,915	11,495,790
Kloeckner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%), 06/30/2022(1)	EUR	100,000	101,012
Kronos, Inc.
5.58% (3 Month LIBOR USD + 3.00%), 11/01/2023(1)		$6,488,078	6,471,079
Lake Road Generating Company LP
7.50% (LIBOR USD + 2.00%), 02/22/2049(1)		4,550,000	4,413,500
Las Vegas Sands LLC
4.15% (1 Month LIBOR USD + 1.75%), 03/27/2025(1)		2,423,841	2,403,723
Level 3 Financing, Inc.
4.65% (1 Month LIBOR USD + 2.25%), 02/22/2024(1)		12,770,000	12,661,455
Marriott Ownership Resorts, Inc.
4.65% (1 Month LIBOR USD + 2.25%), 08/29/2025(1)		298,500	298,252
McDermott International, Inc.
7.40% (1 Month LIBOR USD + 5.00%), 05/12/2025(1)		3,639,445	3,576,337
Meredith Corp.
5.15% (1 Month LIBOR USD + 2.75%), 01/31/2025(1)		57,874	57,792
Messer Industries GmbH
4.83% (3 Month LIBOR USD + 2.50%), 03/01/2026(1)		778,050	766,869
MGM Growth Properties Operating Partnership LP
4.40% (1 Month LIBOR USD + 2.00%), 03/21/2025(1)		248,715	246,966
Micro Holdings Corp.
6.15% (1 Month LIBOR USD + 3.75%), 09/13/2024(1)		304,575	298,864
Microchip Technology, Inc.
4.41% (1 Month LIBOR USD + 2.00%), 05/29/2025(1)		4,373,961	4,345,268
Mission Broadcasting, Inc.
4.69% (1 Month LIBOR USD + 2.25%), 01/17/2024(1)		300,589	297,905
MPH Acquisition Holdings LLC
5.08% (3 Month LIBOR USD + 2.75%), 06/07/2023(1)		4,142,681	3,954,769
Multi-Color Corp.
6.50% (3 Month LIBOR USD + 2.00%), 10/31/2024(1)		46,293	46,199
Neiman Marcus Group LLC Ltd.
8.92% (1 Month LIBOR USD + 6.50%), 10/25/2023(1)		8,283,883	7,227,688
Nexstar Broadcasting, Inc.
4.65% (1 Month LIBOR USD + 2.25%), 01/17/2024(1)		1,505,137	1,491,696
NVA Holdings, Inc.
5.94% (1 Month LIBOR USD + 3.50%), 02/02/2025(1)		2,230,000	2,225,473
Pacific Gas & Electric Co.
4.69% (1 Month LIBOR USD + 2.25%), 12/31/2020(1)		14,064,942	14,100,104

Panther BF Aggregator 2 LP
5.90% (1 Month LIBOR USD + 3.50%), 04/30/2026(1)		5,740,000	5,693,391
PAREXEL International
5.15% (1 Month LIBOR USD + 2.75%), 09/27/2024(1)		93,407	89,354
Penn National Gaming, Inc.
4.65% (1 Month LIBOR USD + 2.25%), 10/15/2025(1)		497,500	495,246
PetSmart, Inc.
6.42% (1 Month LIBOR USD + 4.00%), 03/11/2022(1)		646,683	628,698
Ply Gem Midco, Inc.
6.35% (3 Month LIBOR USD + 3.75%), 04/12/2025(1)		1,219,263	1,182,685
PODS LLC
5.16% (1 Month LIBOR USD + 2.75%), 12/06/2024(1)		757,295	745,307
Post Holdings, Inc.
4.40% (1 Month LIBOR USD + 2.00%), 05/24/2024(1)		2,764,109	2,748,741
PQ Corp.
5.08% (3 Month LIBOR USD + 2.50%), 02/08/2025(1)		4,049,635	4,028,819
Prime Security Services Borrower LLC
5.15% (1 Month LIBOR USD + 2.75%), 05/02/2022(1)		1,934,743	1,920,407
Qatar National Bank QPSC
3.42% (3 Month LIBOR USD + 0.90%), 12/22/2020(1)		2,650,000	2,646,025
Refinitiv U.S. Holdings, Inc.
6.15% (1 Month LIBOR USD + 3.75%), 10/01/2025(1)		8,266,460	8,010,696
Regionalcare Hospital Partners Holdings, Inc.
6.90% (1 Month LIBOR USD + 4.50%), 11/16/2025(1)		4,374,010	4,345,098
Reynolds Group Holdings, Inc.
5.15% (1 Month LIBOR USD + 2.75%), 02/05/2023(1)		1,886,146	1,870,491
Sabre GLBL, Inc.
4.40% (1 Month LIBOR USD + 2.00%), 02/22/2024(1)		1,613,618	1,608,906
SBA Senior Finance II LLC
4.41% (1 Month LIBOR USD + 2.00%), 04/11/2025(1)		1,584,000	1,562,933
Scientific Games International, Inc.
5.22% (2 Month LIBOR + 2.75%), 08/14/2024(1)		2,140,566	2,106,381
Sequa Mezzanine Holdings LLC
7.56% (3 Month LIBOR USD + 5.00%), 11/28/2021(1)		8,718,811	8,515,401
11.58% (3 Month LIBOR USD + 9.00%), 04/28/2022(1)		660,000	627,000
Sigma Holdco BV
3.50% (3 Month EURIBOR + 3.50%), 07/02/2025(1)	EUR	1,000,000	1,112,459
Sprint Communications, Inc.
4.94% (1 Month LIBOR USD + 2.50%), 02/02/2024(1)		$740,530	728,497
5.44% (1 Month LIBOR USD + 3.00%), 02/02/2024(1)		373,125	369,278
SS&C Technologies Holdings, Inc.
4.65% (1 Month LIBOR USD + 2.25%), 04/16/2025(1)		687,771	684,676
4.65% (1 Month LIBOR USD + 2.25%), 04/16/2025(1)		480,030	477,870
Starfruit U.S. Holdco LLC
3.75% (3 Month EURIBOR + 3.75%), 10/01/2025(1)	EUR	900,000	1,026,317
5.67% (1 Month LIBOR USD + 3.25%), 10/01/2025(1)		$1,695,750	1,666,787
Station Casinos LLC
4.91% (1 Month LIBOR USD + 2.50%), 06/08/2023(1)		1,204,343	1,198,104
Summit Materials LLC
4.40% (1 Month LIBOR USD + 2.00%), 11/21/2024(1)		3,274,225	3,253,761
Syniverse Holdings, Inc.
7.40% (1 Month LIBOR USD + 5.00%), 03/09/2023(1)		465,715	427,293
Tanzania (REP OF) Term Loan
7.74%, 12/10/2019(6)		200,000	198,000
Telenet Financing USD LLC
4.64% (1 Month LIBOR USD + 2.25%), 08/15/2026(1)		1,250,000	1,235,712
Trans Union LLC
4.40% (1 Month LIBOR USD + 2.00%), 06/19/2025(1)		2,445,300	2,437,353
Transdigm Inc.
4.83% (3 Month LIBOR USD + 2.50%), 05/30/2025(1)		746,222	728,185

Tronox Finance LLC
5.37% (3 Month LIBOR USD + 3.00%), 09/23/2024(1)		134,144	132,685
Uber Technologies, Inc.
5.90% (1 Month LIBOR USD + 3.50%), 07/13/2023(1)		425,828	425,206
6.41% (1 Month LIBOR USD + 4.00%), 04/04/2025(1)		1,024,650	1,024,220
UFC Holdings LLC
5.66% (1 Month LIBOR USD + 3.25%), 04/29/2026(1)		8,102,300	8,080,586
United AirLines, Inc.
4.15% (1 Month LIBOR USD + 1.75%), 04/01/2024(1)		249,362	247,881
UnityMedia Finance LLC
4.39% (1 Month LIBOR USD + 2.00%), 06/01/2023(1)		2,000,000	1,994,320
4.64% (1 Month LIBOR USD + 2.25%), 01/15/2026(1)		200,000	199,386
Unitymedia Hessen GmbH & Co. KG
2.75% (6 Month EURIBOR + 2.75%), 01/15/2027(1)	EUR	700,000	795,476
Univision Communications, Inc.
5.15% (1 Month LIBOR USD + 2.75%), 03/15/2024(1)		$4,353,278	4,139,707
Viant Medical Holdings, Inc.
6.08% (3 Month LIBOR USD + 3.75%), 07/02/2025(1)		1,692,213	1,685,156
Vistra Operations Company LLC
4.40% (1 Month LIBOR USD + 2.00%), 08/04/2023(1)		2,598,329	2,593,470
4.40% (1 Month LIBOR USD + 2.00%), 12/31/2025(1)		4,018,388	4,011,878
West Corp.
6.52% (3 Month LIBOR USD + 4.00%), 10/10/2024(1)		76,679	71,440
Western Digital Corp.
3.90% (1 Month LIBOR USD + 1.50%), 02/27/2023(1)		4,294,231	4,251,288
WideOpenWest Finance LLC
5.65% (1 Month LIBOR USD + 3.25%), 08/18/2023(1)		979,790	955,786
Worldpay LLC
4.14% (1 Week LIBOR + 1.75%), 08/09/2024(1)		1,793,211	1,791,275
Wyndham Hotels & Resorts, Inc.
4.15% (1 Month LIBOR USD + 1.75%), 05/30/2025(1)		198,500	197,787
Zayo Group LLC
4.40% (1 Month LIBOR USD + 2.00%), 01/19/2021(1)		1,591,370	1,589,635
4.65% (1 Month LIBOR USD + 2.25%), 01/19/2024(1)		785,000	784,105

Total Bank Loans (Cost: $395,554,175)			392,787,029

	Shares		Value
COMMON STOCKS—0.09%
Communications—0.07%
Clear Channel Outdoor Holdings, Inc.—Class A(13)		2,057,447	$9,711,150
iHeartMedia, Inc.—Class A(13)		139,129	2,093,891
iHeartMedia, Inc.—Class B(6)(13)		1,781	26,804

			11,831,845

Consumer, Cyclical—0.02%
Caesars Entertainment Corp.(13)		338,983	4,006,779

Total Common Stocks (Cost: $15,755,094)			15,838,624

CONVERTIBLE PREFERRED STOCKS—0.04%
Consumer, Non-cyclical—0.04%
Bunge Ltd., 4.88%		68,719	6,810,053

Total Convertible Preferred Stocks (Cost: $7,282,070)			6,810,053

WARRANTS—0.06%
iHeartMedia, Inc., expires 5/1/2039(6)		720,277	10,840,169

Total Warrants (Cost: $14,478,742)			10,840,169

SHORT-TERM INVESTMENTS—5.43%
Money Market Funds—3.41%
Fidelity Institutional Money Market Government Fund—Class I, 2.29%(14)(15)		612,938,759	$612,938,759

Total Money Market Funds (Cost: $612,938,759)			612,938,759

	Principal		Value
Banker’s Acceptances—0.87%
Bank Halifax, 0.00%, Jul. 2019	CAD	350,000	266,941
Bank Halifax, 0.00%, Jul. 2019		510,000	388,933
Bank Halifax, 0.00%, Jul. 2019		260,000	198,269
Bank Nova Scotia, 0.00%, Jul. 2019		10,410,000	7,939,915
Bank of Montreal, 0.00%, Jul. 2019		7,397,000	5,644,608
Bank of Montreal, 0.00%, Jul. 2019		840,000	640,781
Bank of Montreal, 0.00%, Jul. 2019		35,290,000	26,913,964
Bank of Montreal, 0.00%, Jul. 2019		1,340,000	1,022,045
Bank of Montreal, 0.00%, Jul. 2019		3,850,000	2,935,914
Bank of Montreal, 0.00%, Jul. 2019		30,540,000	23,283,208
Canadian Imperial Bank, 0.00%, Jul. 2019		7,397,000	5,644,608
HSBC, 0.00%, Jul. 2019		14,795,000	11,290,543
HSBC, 0.00%, Jul. 2019		1,260,000	960,941
HSBC, 0.00%, Jul. 2019		3,330,000	2,539,502
HSBC, 0.00%, Jul. 2019		5,350,000	4,079,775
Royal Bank of Canada, 0.00%, Jul. 2019		11,650,000	8,894,406
Royal Bank of Canada, 0.00%, Jul. 2019		6,782,000	5,175,564
Royal Bank of Canada, 0.00%, Jul. 2019		1,260,000	961,027
Royal Bank of Canada, 0.00%, Jul. 2019		4,040,000	3,080,957
Royal Bank of Canada, 0.00%, Jul. 2019		2,280,000	1,738,671
Royal Bank of Canada, 0.00%, Jul. 2019		17,840,000	13,600,931
Toronto Dominion, 0.00%, Jul. 2019		18,540,000	14,154,703
Toronto Dominion, 0.00%, Jul. 2019		380,000	289,921
Toronto Dominion, 0.00%, Jul. 2019		7,040,000	5,370,355
Toronto Dominion, 0.00%, Jul. 2019		1,840,000	1,403,405
Toronto Dominion, 0.00%, Jul. 2019		9,040,000	6,894,368
Toronto Dominion, 0.00%, Jul. 2019		490,000	373,663

Total Banker’s Acceptances (Cost: $154,611,549)			155,687,918

Certificate of Deposit—0.00%(16)
Barclays Bank 2.98% (3 Month LIBOR + 0.40%), Oct. 2019(1)		$250,000	250,241

Total Certificate of Deposit (Cost: $250,000)			250,241

Commercial Paper—0.03%
Enbridge Us, Inc., 2.85%, 08/06/2019		370,000	368,976
Encana Corp., 3.14%, 07/08/2019		250,000	249,825
Encana Corp., 3.22%, 08/01/2019		250,000	249,399
Royal Caribbean Cruises Ltd., 2.86%, 07/30/2019		600,000	598,644
Royal Caribbean, 2.91%, 07/11/2019		900,000	899,182
Royal Caribbean, 2.91%, 07/15/2019		460,000	459,452
Royal Caribbean, 2.98%, 07/01/2019		410,000	409,914
VW Credit, Inc., 2.92%, 07/09/2019		2,500,000	2,498,079

Total Commercial Paper (Cost: $5,733,880)			5,733,471

U.S. Treasury Bills—0.94%
U.S. Treasury Bill, 0.00%, 04/23/2020		20,000,000	19,682,705
U.S. Treasury Bill, 0.00%, 07/09/2019		16,040,000	16,032,938
U.S. Treasury Bill, 0.00%, 07/16/2019		21,273,000	21,254,688
U.S. Treasury Bill, 0.00%, 07/23/2019		53,839,000	53,770,598
U.S. Treasury Bill, 0.00%, 07/30/2019		13,631,000	13,608,034
U.S. Treasury Bill, 0.00%, 09/26/2019(10)		4,915,000	4,890,382
U.S. Treasury Bill, 0.00%, 10/24/2019		39,265,000	39,016,314

Total U.S. Treasury Bills (Cost: $168,137,327)			168,255,659

Time Deposits—0.18%
ANZ, London, 1.91% due 7/1/2019		8,184,209	8,184,209
Banco Santander, Frankfurt, 1.91% due 7/1/2019		558,967	558,967
BNP Paribas, Paris, -0.58% due 7/1/2019	EUR	242,885	276,185
Brown Brothers Harriman, -1.58% due 7/1/2019	CHF	121,813	124,783
Brown Brothers Harriman, -0.27% due 7/1/2019	JPY	7,329	68
Brown Brothers Harriman, -0.50% due 7/1/2019	SEK	689,175	74,215
Brown Brothers Harriman, 0.52% due 7/1/2019	AUD	2,057,950	1,444,783
Brown Brothers Harriman, 0.65% due 7/1/2019	NZD	294	197
Brown Brothers Harriman, 1.91% due 7/1/2019		$557	557
Citibank, London, 0.36% due 7/1/2019	GBP	5,863,118	7,445,867
Royal Bank of Canada, Toronto, 0.86% due 7/2/2019	CAD	18,005,042	13,749,030

Total Time Deposits (Cost: $31,858,861)			31,858,861

Total Short-Term Investments (Cost: $973,530,376)			974,724,909

TOTAL INVESTMENTS IN SECURITIES—103.00% (Cost: $18,067,207,261)			18,501,449,558

LIABILITIES IN EXCESS OF OTHER ASSETS—(3.00)%			(538,106,182)

TOTAL NET ASSETS—100.00%			$17,963,343,376

Percentages	are stated as a percent of net assets.

Principal	amounts are denominated in the currency in which the security was purchased.

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(2)

Security purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security total $3,697,186,102, which represents 20.58% of total net assets.

(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2019.
(4)	Step-up bond that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2019.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. This security represents $11,074,561 or 0.06% of the Fund’s net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Security in default as of June 30, 2019. The value of this security totals $42,402,010, which represents 0.24% of total net assets.
(9)	Inflation protected security. The value of these securities total $125,585,804, which represents 0.70% of total net assets.
(10)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $46,015,764 which represents 0.26% of total net assets.
(11)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $178,966,986, which represents 1.00% of total net assets.
(12)	Delayed delivery purchase commitment security. The value of the security $65,125,242, which represents 0.36% of total net assets.
(13)	Non-income producing security.
(14)	Represents annualized seven-day yield as of the close of the reporting period.
(15)	Partially assigned as collateral for certain delayed delivery securities.
(16)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Sep. 2019	AUD	39,237,473	$27,733,631	$186,964
2,042	U.S. 2 Year Note Future	Citigroup Global Markets	Sep. 2019		$436,217,511	439,396,923	3,179,412
8,132	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2019		1,740,969,864	1,749,841,223	8,871,359
3,726	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2019		432,339,023	440,250,187	7,911,164
5,797	U.S. 5 Year Note Future	Goldman Sachs	Sep. 2019		680,150,122	684,951,782	4,801,660
8,008	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2019		1,004,497,750	1,024,773,750	20,276,000
136	U.S. Long Bond Future	Goldman Sachs	Sep. 2019		20,592,313	21,160,750	568,437
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Sep. 2019		505,429	532,687	27,258

							45,822,254

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(240)	Euro-Bobl Future	Citigroup Global Markets	Sep. 2019	EUR	(32,118,210)	$(36,689,212)	$(167,597)
(9)	U.S. Long Bond Future	Goldman Sachs	Sep. 2019		$(1,336,993)	(1,400,344)	(63,351)
(1,535)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sep. 2019		(206,354,799)	(212,021,875)	(5,667,076)

							(5,898,024)

							$39,924,230

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,114,000	USD	1,463,632	07/02/19	J.P. Morgan	$20,501
AUD	24,534,242	USD	17,073,109	08/23/19	HSBC Bank	180,808
AUD	37,389,375	USD	25,999,450	08/23/19	Morgan Stanley	294,951
CAD	6,325,000	USD	4,719,656	07/26/19	Citigroup Global Markets	113,082
CAD	28,720,000	USD	21,277,075	08/15/19	BNP Paribas	674,993
CAD	1,410,000	USD	1,051,194	08/15/19	Morgan Stanley	26,537
CAD	52,587,473	USD	39,272,326	09/20/19	Canadian Imperial Bank of Commerce	943,939
EUR	241,872,000	USD	274,958,120	07/02/19	BNP Paribas	74,571
EUR	6,564,000	USD	7,405,461	07/02/19	J.P. Morgan	58,464
GBP	201,310,000	USD	255,261,836	07/02/19	BNP Paribas	391,662
GBP	10,424,000	USD	13,203,394	07/02/19	J.P. Morgan	34,558
GBP	22,949,000	USD	29,172,078	08/02/19	Morgan Stanley	18,587
IDR	1,475,948,000	USD	101,934	09/18/19	BNP Paribas	1,495
MXN	844,845,000	USD	43,670,561	08/14/19	BNP Paribas	22,906
PEN	28,785,047	USD	8,733,327	07/17/19	BNP Paribas	2,863
RUB	3,067,075,789	USD	46,562,559	08/15/19	J.P. Morgan	1,644,568
RUB	249,817,460	USD	3,775,337	09/16/19	Morgan Stanley	132,945
SEK	71,721,254	USD	7,730,291	08/16/19	J.P. Morgan	19,728
TRY	104,077,286	USD	17,581,905	07/02/19	BNP Paribas	391,894
USD	6,664,740	ARS	345,899,999	02/27/20	Deutsche Bank	723,411
USD	2,030,610	EUR	1,780,000	08/02/19	J.P. Morgan	1,213
USD	2,746,011	EUR	2,403,081	08/23/19	Morgan Stanley	1,634
USD	1,406,684	ILS	4,994,430	08/15/19	UBS	3,294
USD	5,713,009	JPY	613,600,000	08/02/19	Morgan Stanley	7,703
USD	10,144,672	KRW	11,500,000,000	07/12/19	J.P. Morgan	210,008
USD	13,638,653	TRY	78,902,093	07/02/19	BNP Paribas	12,525

			Total Unrealized Appreciation			6,008,840

ARS	345,899,999	USD	6,221,223	02/27/20	J.P. Morgan	(279,894)
EUR	1,115,000	USD	1,270,023	07/02/19	BNP Paribas	(2,157)
JPY	613,600,000	USD	5,699,477	07/02/19	Morgan Stanley	(8,247)
SEK	47,764,063	USD	5,172,518	08/16/19	Bank of America	(11,253)
SEK	31,891,489	USD	3,460,023	08/16/19	HSBC Bank	(13,909)
SEK	37,645,689	USD	4,073,988	08/16/19	UBS	(6,090)
TRY	79,346,713	USD	13,638,653	07/12/19	BNP Paribas	(11,824)
USD	47,594,118	AUD	68,576,654	07/02/19	Deutsche Bank	(550,121)
USD	46,623,751	AUD	66,462,654	08/02/19	Morgan Stanley	(88,530)
USD	44,393,632	AUD	64,290,612	08/23/19	Bank of America	(819,295)
USD	22,190,176	AUD	32,145,000	08/23/19	Citigroup Global Markets	(416,073)
USD	2,966,241	AUD	4,281,000	08/23/19	HSBC Bank	(44,409)
USD	5,700,029	AUD	8,180,000	09/20/19	Bank of America	(56,756)
USD	22,914,437	CAD	30,190,000	07/02/19	BNP Paribas	(139,284)
USD	288,436	CAD	380,000	07/16/19	BNP Paribas	(1,839)

USD	637,642	CAD	840,000	07/19/19	BNP Paribas	(4,067)
USD	5,345,587	CAD	7,040,000	07/19/19	Morgan Stanley	(32,544)
USD	3,977,913	CAD	5,240,000	07/22/19	J.P. Morgan	(25,418)
USD	13,144,644	CAD	17,310,000	07/22/19	Morgan Stanley	(80,100)
USD	265,707	CAD	350,000	07/23/19	J.P. Morgan	(1,698)
USD	1,869,033	CAD	2,450,000	07/24/19	Morgan Stanley	(2,845)
USD	5,985,431	CAD	7,880,000	07/25/19	Morgan Stanley	(35,287)
USD	4,087,188	CAD	5,350,000	07/26/19	BNP Paribas	(582)
USD	4,697,817	CAD	6,325,000	07/26/19	Citigroup Global Markets	(134,921)
USD	569,415	CAD	750,000	07/26/19	J.P. Morgan	(3,637)
USD	4,676,614	CAD	6,130,000	07/26/19	Morgan Stanley	(7,130)
USD	36,965,786	CAD	48,380,000	07/31/19	J.P. Morgan	(4,401)
USD	9,424,913	CAD	12,416,000	08/15/19	BNP Paribas	(65,229)
USD	86,685,539	CAD	115,327,000	08/15/19	J.P. Morgan	(1,464,394)
USD	448,929	CAD	602,000	08/15/19	Morgan Stanley	(11,209)
USD	10,266,355	CAD	13,690,000	09/18/19	Bank of America	(202,783)
USD	16,281,904	CAD	21,645,000	09/20/19	Canadian Imperial Bank of Commerce	(271,108)
USD	16,285,269	CAD	21,645,000	09/20/19	Morgan Stanley	(267,743)
USD	18,223,324	CAD	24,228,000	09/20/19	Royal Bank of Canada	(305,037)
USD	16,277,337	CAD	21,645,000	09/20/19	State Street	(275,675)
USD	4,200,622	EUR	3,705,000	07/02/19	BNP Paribas	(12,334)
USD	365,695	EUR	322,000	07/02/19	J.P. Morgan	(451)
USD	274,544,937	EUR	245,524,000	07/02/19	Morgan Stanley	(4,640,444)
USD	271,028,086	EUR	237,765,000	08/02/19	BNP Paribas	(50,276)
USD	3,351,797	EUR	2,938,265	08/23/19	Bank of America	(3,774)
USD	2,444,615	EUR	2,166,000	08/23/19	Citigroup Global Markets	(29,010)
USD	3,770,183	EUR	3,365,450	08/23/19	HSBC Bank	(73,242)
USD	7,343,342	EUR	6,497,077	08/23/19	State Street	(76,479)
USD	2,185,397	EUR	1,942,063	08/23/19	UBS	(32,487)
USD	238,618,954	GBP	188,785,000	07/02/19	Morgan Stanley	(1,128,428)
USD	218,793,397	GBP	172,238,000	08/02/19	BNP Paribas	(289,861)
USD	2,614,585	ILS	9,361,000	07/17/19	Bank of America	(10,865)
USD	2,613,252	ILS	9,360,144	07/17/19	Citigroup Global Markets	(11,959)
USD	2,616,266	ILS	9,361,000	07/17/19	HSBC Bank	(9,185)
USD	2,616,266	ILS	9,361,000	07/17/19	J.P. Morgan	(9,185)
USD	2,802,953	ILS	9,990,000	08/15/19	Bank of America	(4,147)
USD	1,397,222	ILS	4,995,000	08/15/19	Citigroup Global Markets	(6,328)
USD	2,802,370	ILS	9,990,000	08/15/19	J.P. Morgan	(4,730)
USD	1,401,948	ILS	4,995,000	08/15/19	State Street	(1,602)
USD	1,401,201	ILS	4,995,000	08/15/19	UBS	(2,349)
USD	5,629,653	JPY	613,600,000	07/02/19	J.P. Morgan	(61,578)
USD	12,417,712	KRW	14,635,515,000	10/11/19	Bank of America	(266,048)
USD	21,904,220	NZD	33,217,000	08/15/19	Morgan Stanley	(432,333)
USD	10,738,289	NZD	16,220,000	09/30/19	HSBC Bank	(176,391)
USD	11,711,597	NZD	17,703,000	09/30/19	Morgan Stanley	(201,016)
USD	8,699,806	PEN	28,785,047	07/17/19	Deutsche Bank	(36,384)
USD	8,707,701	PEN	28,785,047	09/17/19	BNP Paribas	(5,232)
USD	14,436,285	SEK	137,824,927	08/16/19	Citigroup Global Markets	(456,731)
USD	18,909,942	SEK	178,753,000	08/16/19	J.P. Morgan	(405,658)
USD	7,231,759	SEK	68,913,000	08/16/19	State Street	(214,807)

			Total Unrealized Depreciation			(14,298,803)

			Net Unrealized Depreciation			$(8,289,963)

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen

KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	1.35%		$9,894,000	$(277,068)	$166,225	$(110,843)
CDX.EM.29	1.00	6/20/2023	1.56		2,000,000	(32,772)	(8,328)	(41,100)
CDX.EM.30	1.00	12/20/2023	1.69		10,500,000	(432,342)	134,089	(298,253)
CDX.EM.31	1.00	6/20/2024	1.69		30,600,000	(1,013,403)	58,993	(954,410)
CDX.NA.IG.32	1.00	6/20/2024	0.55		127,700,000	2,124,645	633,392	2,758,037
Deutsche Bank	1.00	12/20/2019	0.57	EUR	5,100,000	10,000	3,117	13,117
General Electric Company	1.00	12/20/2023	0.81		$700,000	(29,276)	35,223	5,947

						$349,784	$1,022,711	$1,372,495

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Campbell Soup	1.00%	6/20/2024	0.85%	$2,200,000	$(15,303)	$(6,425)	$(21,728)

						$(15,303)	$(6,425)	$(21,728)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Argentine Republic	5.00%	6/20/2023	9.87%		$200,000	$1,168	$(30,329)	$(29,161)
J.P. Morgan	Barclays Bank	1.00	6/20/2024	0.59	EUR	1,000,000	12,566	11,178	23,744
Deutsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.38		$16,450,000	(272,865)	404,808	131,943
J.P. Morgan	Devon Energy	1.00	6/20/2024	0.87		1,050,000	8,158	(1,515)	6,643
Goldman Sachs	Federative Republic of Brazil	1.00	6/20/2024	1.50		3,900,000	(120,312)	31,478	(88,834)
Morgan Stanley	HP	1.00	6/20/2024	0.58		2,200,000	35,559	14,738	50,297
Bank of America	Republic of Colombia	1.00	6/20/2024	0.91		10,335,000	(64,965)	111,295	46,330
Goldman Sachs	Republic of Colombia	1.00	6/20/2024	0.91		49,785,000	(210,563)	560,967	350,404
Goldman Sachs	Republic of Indonesia	1.00	6/20/2024	0.90		21,300,000	15,735	139,429	155,164
J.P. Morgan	Republic of Indonesia	1.00	6/20/2024	0.90		18,875,000	(31,593)	120,856	89,263
Morgan Stanley	Republic of Indonesia	1.00	6/20/2024	0.90		17,025,000	(28,094)	152,116	124,022
Bank of America	Republic of South Africa	1.00	6/20/2024	1.68		9,654,762	(420,831)	122,961	(297,870)
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	1.68		44,100,000	(1,763,082)	515,203	(1,247,879)
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	1.68		4,700,000	(189,841)	44,836	(145,005)
J.P. Morgan	Republic of South Africa	1.00	6/20/2023	1.39		9,400,000	(521,054)	385,689	(135,365)

J.P. Morgan	Republic of Turkey	1.00	6/20/2024	3.99	300,000	(49,593)	11,659	(37,934)
Morgan Stanley	Republic of Turkey	1.00	6/20/2024	3.99	2,400,000	(357,854)	54,383	(303,471)
Goldman Sachs	Russia Emerging Markets	1.00	12/20/2022	0.88	1,500,000	(22,016)	28,502	6,486
Goldman Sachs	Russia Emerging Markets	1.00	12/20/2023	1.05	300,000	(4,099)	3,514	(585)
Goldman Sachs	Russia Emerging Markets	1.00	6/20/2024	1.14	26,300,000	(403,669)	241,517	(162,152)
J.P. Morgan	Russia Emerging Markets	1.00	6/20/2023	0.95	18,200,000	(423,777)	466,658	42,881
Deutsche Bank	United Mexican States	1.00	12/20/2023	1.00	1,700,000	(29,790)	30,170	380
Goldman Sachs	United Mexican States	1.00	6/20/2023	0.87	29,900,000	(187,013)	349,090	162,077
Goldman Sachs	United Mexican States	1.00	12/20/2023	1.00	10,200,000	(173,480)	175,760	2,280
J.P. Morgan	United Mexican States	1.00	12/20/2023	1.00	5,400,000	(100,898)	102,105	1,207
J.P. Morgan	United Mexican States	1.00	6/20/2024	1.11	800,000	(12,262)	8,381	(3,881)
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.77	3,800,000	3,109	26,750	29,859

						$(5,311,356)	$4,082,199	$(1,229,157)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.50%	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		$94,300,000	$1,915,333	$2,596,627	$4,511,960
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,216,040)	6,378,717	5,162,677
2.54	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(495,993)	(495,993)
2.55	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(500,031)	(500,031)
2.56	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(505,366)	(505,366)
2.57	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	—	(256,215)	(256,215)
2.58	3 Month USD LIBOR	Received	Quarterly	2/5/2024		17,900,000	—	(771,691)	(771,691)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		18,000,000	—	(798,282)	(798,282)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	—	(266,454)	(266,454)
3.00	3 Month USD LIBOR	Received	Quarterly	12/19/2048		47,200,000	(855,304)	(7,325,070)	(8,180,374)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		47,200,000	3,691,029	810,587	4,501,616
3.00	6 Month AUD BBSW	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	690,522	8,406,108	9,096,630
0.75	6 Month EURIBOR	Received	Semi-Annual	9/18/2029	EUR	16,100,000	(138,550)	(886,081)	(1,024,631)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	9/18/2029	GBP	18,700,000	(129,186)	(891,471)	(1,020,657)
1.50	6 Month GBP LIBOR	Received	Semi-Annual	9/18/2049		6,000,000	(65,830)	(455,242)	(521,072)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(19,340)	(5,676)	(25,016)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,386	(947)	2,439
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,105)	(12,722)	(14,827)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,773	(1,381)	3,392
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	158,401	(279,607)	(121,206)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	1,079	1,079
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	2,438	2,438
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(428)	2,938	2,510
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	3,238	3,238
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	1,898	1,898
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	11,549	23,626	35,175
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(1,165)	(1,165)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(24)	(5,581)	(5,605)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(173)	(173)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,795)	(26,087)	(35,882)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	13	(2,963)	(2,950)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	645	(5,236)	(4,591)

							$4,039,049	$4,733,822	$8,772,871

Over-the-Counter Total Return Swap Contracts – Long

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	12/20/2019	$2,700,000	$(16,388)	$57,452	$41,064

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2019

	Principal Amount	Value
MUNICIPAL BONDS—98.69%
Alabama—1.03%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,615,840
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,609,360
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,151,391
5.00%, 04/01/2023	1,550,000	1,736,698
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,684,740
5.25%, 10/01/2048	1,650,000	1,869,648
5.50%, 10/01/2053	715,000	818,725
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034(1)	1,025,000	1,026,394
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,206,666
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,146,160
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	2,995,149
5.38%, 12/01/2035	215,000	232,473
Southeast Alabama Gas Supply District
4.00%, 04/01/2049(1)	4,685,000	5,079,852
2.49% (1 Month LIBOR USD + 0.85%), 06/01/2049(3)	8,000,000	7,877,760
4.00%, 06/01/2049(1)	11,010,000	11,984,715
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(2)	615,000	663,628
5.25%, 05/01/2044(2)	3,540,000	3,902,602
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	481,677

		54,083,478

Alaska—0.09%
Borough of North Slope AK
5.00%, 06/30/2021	305,000	316,270
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,207,120

		4,523,390

Arizona—3.40%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,131,300
1.95%, 01/01/2046(1)	27,100,000	27,100,000
Arizona Industrial Development Authority
5.00%, 07/15/2049(2)	500,000	536,910
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	14,600,000	16,751,310
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,178,222
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,472,093
City of Phoenix AZ
4.00%, 07/01/2022	900,000	971,829
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2029	12,865,000	14,494,996
5.00%, 07/01/2030	1,500,000	1,685,715
5.00%, 07/01/2032	800,000	955,400
5.00%, 07/01/2036	3,000,000	3,589,140
5.00%, 07/01/2042	540,000	629,203
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,202,272

County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,078,800
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	308,757
5.00%, 07/01/2033	435,000	469,948
5.00%, 07/01/2038	450,000	478,957
5.00%, 07/01/2048	915,000	960,485
Industrial Development Authority of the City of Phoenix
1.90%, 12/01/2035(1)	14,000,000	14,004,060
5.00%, 07/01/2037	4,750,000	5,463,308
1.98%, 11/15/2052(1)	5,700,000	5,700,000
Industrial Development Authority of the County of Pima
5.00%, 06/15/2052(2)	2,000,000	2,048,980
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100,000	2,118,921
1.50%, 04/01/2029(1)	5,000,000	5,000,500
Maricopa County Industrial Development Authority
5.75%, 01/01/2036(2)	100,000	104,832
5.00%, 01/01/2046(1)	3,175,000	3,842,576
5.00%, 01/01/2048(1)	1,300,000	1,444,520
5.00%, 01/01/2048(1)	1,000,000	1,168,079
6.00%, 01/01/2048(2)	635,000	663,404
1.90%, 01/01/2049(1)	3,000,000	3,000,000
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	5,992,300
5.00%, 07/01/2026	7,000,000	8,572,550
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	214,584
Peoria Industrial Development Authority
5.00%, 11/15/2019	60,000	60,354
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,309,632
5.00%, 01/01/2024	1,600,000	1,856,976
5.00%, 01/01/2033	1,000,000	1,240,020
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,547,795
State of Arizona
5.00%, 10/01/2020	840,000	877,615
5.00%, 10/01/2021	740,000	799,429
5.00%, 10/01/2022	785,000	874,003
5.00%, 10/01/2023	1,035,000	1,187,228
5.00%, 10/01/2024	1,075,000	1,267,221
Tempe Industrial Development Authority
4.00%, 10/01/2023(2)	1,250,000	1,263,613
6.00%, 10/01/2037(2)	40,000	45,630
6.13%, 10/01/2047(2)	80,000	90,456
6.13%, 10/01/2052(2)	80,000	90,159
University of Arizona
5.00%, 06/01/2038	1,955,000	2,426,468
5.00%, 06/01/2039	860,000	1,064,465

		178,335,015

Arkansas—0.07%
Arkansas Development Finance Authority
4.50%, 09/01/2049(2)	2,900,000	3,010,142
Arkansas State University
4.00%, 03/01/2020	525,000	533,736

		3,543,878

California—3.07%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,468,441

Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,893,900
5.00%, 10/01/2037	2,000,000	2,308,620
Alisal Union School District
5.25%, 08/01/2042	740,000	898,219
Bay Area Toll Authority
3.15% (SIFMA Municipal Swap Index + 1.25%), 04/01/2036(3)	1,000,000	1,031,420
2.10%, 04/01/2045(1)	2,790,000	2,826,912
2.85%, 04/01/2047(1)	1,000,000	1,062,820
2.95%, 04/01/2047(1)	1,170,000	1,258,148
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,145,272
5.00%, 11/01/2032(1)	1,400,000	1,565,494
5.00%, 07/01/2034(1)	1,710,000	1,905,949
1.25%, 10/01/2036(1)	2,500,000	2,492,600
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,259,240
5.00%, 12/31/2029	2,300,000	2,808,553
5.00%, 08/15/2034	1,065,000	1,287,010
4.00%, 08/15/2037	1,560,000	1,640,591
4.00%, 08/15/2042	1,000,000	1,040,070
5.00%, 12/31/2043	6,835,000	7,990,388
5.00%, 12/31/2047	555,000	646,186
California Pollution Control Financing Authority
1.90%, 08/01/2023(1)(2)	2,000,000	2,000,580
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,980,296
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,917,825
5.00%, 03/01/2025	3,280,000	3,929,079
5.00%, 11/01/2037	235,000	260,427
5.00%, 09/01/2039	5,705,000	6,537,017
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,194,050
5.00%, 11/01/2032(2)	1,135,000	1,332,240
5.00%, 01/01/2038	750,000	874,342
5.00%, 05/15/2040	400,000	459,084
5.00%, 11/01/2041(2)	875,000	1,002,418
5.00%, 04/01/2042	2,000,000	2,182,320
5.00%, 01/01/2043	1,000,000	1,159,150
5.00%, 09/02/2044	1,430,000	1,643,785
5.00%, 01/01/2048	2,840,000	3,276,934
5.25%, 12/01/2048(2)	800,000	917,064
5.38%, 11/01/2049(2)	100,000	109,754
5.50%, 12/01/2054	1,960,000	2,172,836
5.25%, 12/01/2056(2)	1,000,000	1,114,850
5.50%, 12/01/2058(2)	4,845,000	5,616,276
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	415,905
City of Los Angeles Department of Airports
5.25%, 05/15/2031	4,805,000	6,034,503
5.25%, 05/15/2032	3,210,000	4,013,014
5.00%, 05/15/2033	1,250,000	1,529,500
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,655,470
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,597,452
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	289,425
5.00%, 04/01/2036	200,000	231,282

Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	302,966
5.00%, 06/01/2022	400,000	436,528
5.00%, 06/01/2023	455,000	507,771
0.00%, 06/01/2024	1,000,000	921,900
5.00%, 06/01/2024	255,000	288,969
5.30%, 06/01/2037	1,000,000	1,030,580
5.00%, 06/01/2040	2,000,000	2,306,980
5.00%, 06/01/2047	925,000	925,657
5.25%, 06/01/2047	2,500,000	2,529,900
Irvine Unified School District
5.00%, 03/01/2057	800,000	903,320
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,455,816
5.00%, 12/01/2030	2,520,000	3,036,676
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,029,477
5.00%, 08/01/2028	1,000,000	1,188,080
5.00%, 08/01/2029	775,000	917,174
5.00%, 08/01/2030	2,530,000	2,983,047
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,535,463
5.00%, 03/01/2030	1,700,000	2,057,510
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,126,690
Orchard School District
0.00%, 08/01/2022	2,940,000	2,800,879
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,037,645
State of California
5.00%, 08/01/2022	1,535,000	1,711,387
5.00%, 08/01/2023	3,000,000	3,450,090
5.00%, 09/01/2026	2,000,000	2,486,940
5.00%, 08/01/2027	620,000	747,336
5.00%, 08/01/2029	935,000	1,148,339
5.00%, 09/01/2029	370,000	455,144
5.00%, 08/01/2030	3,500,000	4,269,895
2.46% (1 Month LIBOR USD + 0.76%), 12/01/2031(3)	750,000	753,787
5.00%, 04/01/2032	6,000,000	8,086,800
4.00%, 09/01/2035	3,625,000	4,039,337
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	4,655,000	4,676,879

		161,125,673

Colorado—2.33%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,528,121
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	773,610
5.13%, 12/01/2047	1,075,000	1,101,800
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,492,987
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	519,175
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,436,218
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	548,683
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	763,945
5.13%, 12/01/2048	1,450,000	1,509,725

Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	518,245
Centerra Metropolitan District No 1
2.70%, 12/01/2019(2)	273,000	273,396
City & County of Denver CO
5.00%, 10/01/2032	10,345,000	11,248,015
5.00%, 08/01/2041	3,080,000	3,609,113
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,904,043
5.00%, 11/15/2029	3,070,000	3,753,351
5.00%, 12/01/2031	7,000,000	8,567,370
5.00%, 12/01/2035	5,500,000	6,614,685
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	936,811
5.00%, 12/01/2022	1,855,000	2,051,333
5.00%, 01/01/2024	125,000	138,607
5.00%, 01/01/2026	100,000	112,087
5.00%, 01/01/2031	100,000	110,150
5.25%, 02/01/2031	2,250,000	2,375,032
5.00%, 11/15/2036(1)	6,770,000	7,750,702
5.00%, 01/01/2037	250,000	271,725
5.25%, 05/15/2037	475,000	535,909
5.00%, 10/01/2038(1)	630,000	677,143
2.91% (1 Month LIBOR USD + 1.25%), 10/01/2039(3)	2,000,000	2,008,880
5.25%, 01/01/2040	540,000	596,246
5.00%, 02/01/2041	500,000	522,170
2.80%, 05/15/2042(1)	3,915,000	4,046,466
5.25%, 01/01/2045	510,000	562,163
6.13%, 12/01/2045(2)	375,000	397,466
5.00%, 09/01/2046	1,000,000	1,133,640
6.25%, 12/01/2050(2)	205,000	218,093
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	705,823
5.00%, 12/31/2051	550,000	600,413
5.00%, 12/31/2056	1,925,000	2,095,362
Colorado Housing & Finance Authority
4.25%, 11/01/2049	1,140,000	1,255,585
4.25%, 11/01/2049	585,000	643,500
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	689,235
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	524,890
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049(2)	900,000	921,816
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,803,798
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,426,140
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,429,129
5.63%, 12/01/2048	2,130,000	2,241,143
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,055,528
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	516,120
Denver Urban Renewal Authority
5.25%, 12/01/2039(2)	1,000,000	1,057,120
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	716,743
2.66% (1 Month LIBOR USD + 1.05%), 09/01/2039(3)	275,000	277,137

Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,313,780
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,503,301
Painted Prairie Metropolitain District No 2
5.25%, 12/01/2048	500,000	512,550
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,979,889
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	759,759
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,349,406
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	757,875
5.50%, 12/01/2046	1,500,000	1,555,980
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	888,879
5.00%, 12/01/2046	1,880,000	1,950,801
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	511,635
Southlands Metropolitan District No 1
3.00%, 12/01/2022	238,000	240,097
3.50%, 12/01/2027	500,000	516,275
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	518,850
University of Colorado
5.00%, 06/01/2047	500,000	587,240
University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,095,766
4.00%, 11/15/2047(1)	5,000,000	5,019,351

		122,628,021

Connecticut—2.75%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,707,056
5.00%, 07/15/2021	3,300,000	3,536,247
5.00%, 07/15/2022	2,250,000	2,482,965
5.00%, 07/15/2023	2,000,000	2,263,200
5.00%, 07/15/2026	2,430,000	2,874,909
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,526,931
5.00%, 03/01/2028	1,490,000	1,800,620
5.00%, 03/01/2033	1,900,000	2,243,691
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,263,808
5.00%, 08/15/2023	900,000	1,031,571
5.00%, 08/15/2029	2,000,000	2,350,620
5.00%, 08/15/2031	1,000,000	1,163,360
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,650,089
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,269,438
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2021(2)	875,000	895,160
4.00%, 07/01/2022(2)	1,010,000	1,044,401
5.00%, 11/01/2023	695,000	791,709
5.00%, 11/01/2024	475,000	553,465
5.00%, 07/01/2025(2)	435,000	474,576
5.00%, 11/01/2028	1,245,000	1,566,260
5.00%, 07/01/2029(2)	440,000	492,769
5.00%, 07/01/2029	1,000,000	1,239,080

2.05%, 07/01/2035(1)	6,570,000	6,666,185
1.00%, 07/01/2042(1)	10,000,000	10,000,000
1.00%, 07/01/2042(1)	18,000,000	18,000,000
2.00%, 07/01/2042(1)	4,370,000	4,432,841
5.00%, 07/01/2043	1,750,000	1,900,290
4.00%, 07/01/2046	880,000	917,303
1.80%, 07/01/2049(1)	2,005,000	2,018,794
1.80%, 07/01/2049(1)	5,280,000	5,309,990
5.00%, 07/01/2049(2)	1,550,000	1,642,721
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,257,034
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(2)	955,000	988,014
State of Connecticut
5.00%, 08/01/2019	20,380,000	20,439,713
5.00%, 09/01/2022	5,725,000	6,341,353
5.00%, 04/15/2023	3,200,000	3,604,224
5.00%, 04/15/2026	1,500,000	1,801,485
5.00%, 06/15/2027	1,680,000	1,972,723
5.00%, 09/15/2027	1,000,000	1,229,810
5.00%, 03/01/2029	1,500,000	1,704,645
5.00%, 04/15/2030	565,000	702,753
5.00%, 06/15/2032	710,000	818,538
5.00%, 11/15/2032	200,000	232,340
5.00%, 04/15/2034	645,000	786,255
5.00%, 04/15/2035	225,000	272,999
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,024,254
5.00%, 01/01/2038	4,400,000	5,202,472
Town of Hamden CT
5.00%, 08/15/2026	500,000	573,645
5.00%, 08/15/2026	1,335,000	1,594,457
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,617,866
5.25%, 11/15/2034	3,705,000	4,605,241
4.00%, 11/01/2038	300,000	329,790

		144,209,660

Delaware—0.27%
County of Kent DE
5.00%, 07/01/2040	645,000	722,697
5.00%, 07/01/2048	2,305,000	2,560,763
County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,757,848
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	518,855
5.00%, 09/01/2036	1,225,000	1,390,620
5.00%, 09/01/2046	700,000	781,081
5.00%, 11/15/2048	2,000,000	2,284,040
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,614,065
5.00%, 06/01/2043	1,000,000	1,153,210
5.00%, 06/01/2048	500,000	574,455

		14,357,634

District of Columbia—2.05%
District of Columbia
5.00%, 12/01/2022	2,000,000	2,244,880
5.00%, 12/01/2027	6,770,000	6,997,404
5.00%, 06/01/2031	2,500,000	3,069,050
5.00%, 06/01/2032	8,285,000	10,136,283
5.00%, 06/01/2033	3,795,000	4,537,112

5.00%, 06/01/2034	10,000,000	11,497,400
5.00%, 06/01/2034	1,000,000	1,170,560
5.00%, 06/01/2034	2,100,000	2,553,201
5.00%, 06/01/2035	3,000,000	3,443,130
5.00%, 12/01/2036	670,000	723,218
1.94%, 08/15/2038(1)	2,500,000	2,500,000
5.00%, 07/01/2042	730,000	775,435
5.00%, 06/01/2046	3,370,000	3,749,024
5.00%, 07/01/2052	915,000	965,563
District of Columbia Housing Finance Agency
2.45%, 11/01/2021(1)	13,750,000	13,904,963
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	192,701
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000,000	1,116,990
5.00%, 10/01/2023	850,000	969,162
5.00%, 10/01/2024	1,325,000	1,548,885
5.00%, 10/01/2024	1,500,000	1,771,530
5.00%, 10/01/2025	1,185,000	1,433,329
5.00%, 10/01/2027	500,000	619,685
5.00%, 10/01/2029	1,000,000	1,224,800
5.00%, 10/01/2030	1,480,000	1,630,916
5.00%, 10/01/2030	5,250,000	6,390,930
5.00%, 10/01/2031	5,335,000	6,569,412
5.00%, 10/01/2037	1,000,000	1,185,600
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	543,890
6.50%, 10/01/2041	2,000,000	2,573,880
5.00%, 10/01/2053	4,890,000	5,201,493
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,522,942
5.00%, 10/01/2024	1,030,000	1,210,847
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	2,965,000	3,615,877

		107,590,092

Florida—6.26%
Alachua County Health Facilities Authority
6.00%, 11/15/2034	35,000	32,071
5.00%, 12/01/2036	1,000,000	1,126,470
5.00%, 12/01/2044	3,350,000	3,745,467
6.38%, 11/15/2049	300,000	265,272
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,464,147
Celebration Pointe Community Development District
4.00%, 05/01/2022(2)	265,000	270,132
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	379,047
5.00%, 06/01/2022	2,150,000	2,369,816
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,040,000	1,040,229
City of Gainesville FL Utilities System Revenue
1.86%, 10/01/2038(1)	4,300,000	4,300,000
5.00%, 10/01/2044	2,580,000	3,161,584
2.03%, 10/01/2047(1)	12,800,000	12,800,000
City of Jacksonville FL
5.00%, 08/15/2028	3,045,000	3,865,962
5.00%, 08/15/2029	2,500,000	3,219,775
5.00%, 08/15/2030	1,700,000	2,162,621
5.00%, 08/15/2031	2,250,000	2,841,502
5.00%, 08/15/2032	1,200,000	1,507,116

5.00%, 08/15/2033	1,200,000	1,501,896
5.00%, 06/01/2053(2)	1,015,000	1,091,226
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,968,346
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,461,100
5.00%, 10/01/2031	1,120,000	1,412,242
5.00%, 10/01/2032	1,300,000	1,571,180
5.00%, 10/01/2032	1,680,000	2,107,661
5.00%, 10/01/2035	1,200,000	1,481,316
5.00%, 10/01/2036	1,000,000	1,233,090
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,617,236
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,256,282
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,311,380
5.00%, 10/01/2022	1,500,000	1,671,075
5.00%, 10/01/2023	3,620,000	4,109,931
5.00%, 10/01/2029	500,000	586,190
5.00%, 10/01/2030	405,000	490,285
5.00%, 10/01/2036	1,500,000	1,777,845
5.00%, 10/01/2040	10,000,000	11,341,900
5.00%, 10/01/2042	110,000	119,689
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,139,567
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,141,680
5.00%, 10/01/2024	1,785,000	2,103,337
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,043,570
5.00%, 10/01/2021	690,000	743,337
5.00%, 10/01/2022	485,000	507,790
5.00%, 10/01/2031	3,000,000	3,286,980
5.00%, 10/01/2034	5,520,000	6,265,145
5.00%, 10/01/2035	1,000,000	1,132,870
5.00%, 10/01/2037	2,990,000	3,417,510
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,909,177
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,719,800
5.00%, 10/01/2032	1,275,000	1,500,637
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	8,140,300
6.25%, 10/01/2038	2,000,000	2,321,260
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,322,244
Florida Development Finance Corp.
5.00%, 05/01/2029(2)	1,525,000	1,663,943
5.00%, 02/15/2031	750,000	822,585
5.00%, 02/15/2038	600,000	652,590
5.00%, 02/15/2048	1,600,000	1,732,560
1.90%, 01/01/2049(1)	10,000,000	10,001,300
Florida Higher Educational Facilities Financial Authority
5.00%, 06/01/2048(2)	1,110,000	1,203,762
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,196,618
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,106,980
5.00%, 10/01/2030	1,000,000	1,207,230

5.00%, 10/01/2031	2,000,000	2,325,360
5.00%, 10/01/2033	2,000,000	2,313,980
5.00%, 10/01/2046	1,000,000	1,156,140
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,377,190
Hernando County School District
5.00%, 07/01/2024	805,000	935,772
Highlands County Health Facilities Authority
1.85%, 11/15/2035(1)	4,200,000	4,200,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	467,227
5.00%, 10/01/2033	465,000	576,986
5.00%, 10/01/2034	2,150,000	2,655,228
5.00%, 10/01/2035	2,275,000	2,799,751
5.00%, 10/01/2036	2,650,000	3,250,278
5.00%, 10/01/2040	12,500,000	14,267,125
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,352,389
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	365,000	371,537
3.50%, 05/01/2024	225,000	226,123
4.35%, 05/01/2024(2)	1,565,000	1,598,491
4.55%, 05/01/2024(2)	1,020,000	1,041,848
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037(2)	250,000	264,305
5.00%, 11/15/2039	1,850,000	2,147,776
5.75%, 12/01/2052(2)	750,000	787,687
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,359,836
5.00%, 04/01/2035	6,555,000	7,968,717
5.00%, 04/01/2037	2,060,000	2,478,386
Manatee County School District
5.00%, 10/01/2025	520,000	625,919
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,712,317
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	921,640
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,207,022
5.00%, 04/01/2045	1,010,000	1,130,109
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,463,544
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	129,784
5.00%, 08/01/2026	155,000	186,471
5.00%, 08/01/2027	345,000	421,932
5.00%, 08/01/2028	400,000	487,784
5.00%, 08/01/2029	480,000	582,120
5.00%, 08/01/2030	680,000	819,658
5.00%, 08/01/2032	750,000	893,805
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	140,000	140,435
Monroe County School District/FL
5.00%, 06/01/2033	500,000	601,110
5.00%, 06/01/2035	500,000	597,105
Orange County Convention Center/Orlando
5.00%, 10/01/2023	1,510,000	1,734,431
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	867,390
Orange County School Board

5.00%, 08/01/2029	1,000,000	1,183,450
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	57,037
5.00%, 12/01/2024	105,000	122,758
7.50%, 06/01/2049	100,000	112,882
7.50%, 06/01/2049	1,875,000	2,117,438
Palm Beach County School District
5.00%, 08/01/2023	500,000	571,365
5.00%, 08/01/2024	220,000	258,254
5.00%, 08/01/2026	3,750,000	4,611,750
5.00%, 08/01/2026	1,065,000	1,309,737
5.00%, 08/01/2030	4,520,000	5,337,939
5.00%, 08/01/2032	3,000,000	3,513,270
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	819,983
5.00%, 01/01/2047	875,000	954,713
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,546,090
5.00%, 05/01/2026	1,000,000	1,178,390
5.00%, 02/01/2029	8,000,000	9,483,600
5.00%, 02/01/2030	500,000	589,820
5.00%, 05/01/2031(1)	5,000,000	5,742,050
5.00%, 05/01/2031	5,000,000	5,853,750
School District of Broward County/FL
5.00%, 07/01/2022	1,000,000	1,105,700
5.00%, 07/01/2028	1,500,000	1,844,310
5.00%, 07/01/2029	2,545,000	3,122,817
5.00%, 07/01/2030	5,500,000	6,443,910
South Miami Health Facilities Authority
5.00%, 08/15/2023	250,000	284,603
5.00%, 08/15/2024	400,000	467,648
5.00%, 08/15/2025	700,000	837,319
State of Florida
5.00%, 06/01/2023	2,425,000	2,765,785
5.00%, 07/01/2023	2,630,000	3,005,932
5.00%, 06/01/2024	2,415,000	2,834,993
5.00%, 06/01/2024	4,500,000	5,282,595
5.00%, 07/01/2024	2,460,000	2,890,648
4.00%, 06/01/2030	9,390,000	9,999,693
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,644,342
5.00%, 07/01/2024	4,000,000	4,698,120
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,131,570
Tolomato Community Development District
2.00%, 05/01/2021	585,000	585,515
2.00%, 05/01/2022	605,000	605,073
2.00%, 05/01/2023	1,255,000	1,253,030
2.00%, 05/01/2024	1,300,000	1,292,889
3.50%, 05/01/2024	650,000	650,293
2.10%, 05/01/2025	1,350,000	1,340,712
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,655,827
West Villages Improvement District
4.00%, 05/01/2024	400,000	403,136

		328,899,297

Georgia—2.30%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	2,362,800
7.00%, 01/01/2040	110,000	118,431

Burke County Development Authority
2.25%, 10/01/2032(1)	2,800,000	2,824,584
3.25%, 11/01/2045(1)	3,000,000	3,106,410
2.93%, 11/01/2053(1)	2,940,000	3,045,693
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,874,885
City of East Point GA
5.00%, 08/01/2019	955,000	957,569
5.00%, 08/01/2020	415,000	429,637
5.00%, 08/01/2021	250,000	266,755
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150,000	1,324,432
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	578,831
Fulton County Development Authority
5.00%, 04/01/2023	300,000	335,208
5.00%, 06/15/2044	580,000	709,908
5.00%, 04/01/2047	1,000,000	1,151,680
Gainesville & Hall County Development Authority
2.05%, 11/15/2033(1)	6,000,000	6,000,000
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	790,393
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	681,355
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	572,295
Macon-Bibb County Housing Authority
2.04%, 04/01/2021(1)	15,000,000	15,054,900
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(2)	1,000,000	1,040,040
Main Street Natural Gas, Inc.
5.00%, 05/15/2027	5,000,000	6,032,050
5.00%, 05/15/2028	2,500,000	3,061,875
5.00%, 05/15/2043	4,520,000	5,249,709
2.39% (1 Month LIBOR USD + 0.75%), 04/01/2048(3)	6,400,000	6,330,304
4.00%, 04/01/2048(1)	3,600,000	3,920,472
2.47% (1 Month LIBOR USD + 0.83%), 08/01/2048(3)	1,700,000	1,685,210
4.00%, 08/01/2048(1)	9,600,000	10,488,288
4.00%, 08/01/2049(1)	17,670,000	19,601,508
Marietta Development Authority
5.00%, 11/01/2037(2)	625,000	697,469
5.00%, 11/01/2047(2)	500,000	549,215
Monroe County Development Authority
2.35%, 10/01/2048(1)	500,000	504,890
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,166,228
5.00%, 04/01/2044	1,000,000	1,099,070
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	134,597
State of Georgia
5.00%, 07/01/2023	1,000,000	1,143,780

		120,890,471

Guam—0.03%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,689,469

Hawaii—0.66%
City & County of Honolulu HI
2.20% (SIFMA Municipal Swap Index + 0.30%), 09/01/2023(3)	1,000,000	999,800
5.00%, 09/01/2024	1,275,000	1,502,677
2.22% (SIFMA Municipal Swap Index + 0.32%), 09/01/2027(3)	5,000,000	4,999,000

5.00%, 10/01/2029	2,000,000	2,390,080
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,207,186
5.00%, 01/01/2030	15,500,000	19,435,605
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,557,259
5.00%, 07/01/2032	1,500,000	1,825,530

		34,917,137

Idaho—0.07%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,504,448
Idaho Housing & Finance Association
4.00%, 01/01/2050	290,000	316,596

		3,821,044

Illinois—10.57%
Chicago Board of Education
2.00%, 10/01/2019	7,200,000	7,200,936
5.00%, 12/01/2021	1,000,000	1,052,140
5.00%, 12/01/2023	2,000,000	2,174,340
5.00%, 12/01/2024	2,175,000	2,402,853
5.00%, 12/01/2024	130,000	143,619
0.00%, 12/01/2025	265,000	220,300
5.00%, 12/01/2025	1,160,000	1,299,966
5.00%, 12/01/2025	475,000	532,314
5.00%, 12/01/2025	2,500,000	2,893,700
5.00%, 12/01/2026	145,000	164,463
5.00%, 12/01/2026	3,660,000	4,151,282
5.00%, 12/01/2027	850,000	974,194
5.00%, 12/01/2028	1,270,000	1,464,920
6.75%, 12/01/2030(2)	1,500,000	1,905,255
5.00%, 12/01/2033	300,000	336,042
5.00%, 12/01/2034	250,000	293,250
5.00%, 12/01/2041	785,000	810,426
5.25%, 12/01/2041	3,000,000	3,114,360
5.00%, 12/01/2042	200,000	208,578
5.00%, 12/01/2046	1,455,000	1,590,853
6.50%, 12/01/2046	100,000	119,366
7.00%, 12/01/2046(2)	400,000	497,800
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,255,100
5.00%, 01/01/2027	1,800,000	2,128,212
5.50%, 01/01/2028	5,000,000	5,636,600
5.00%, 01/01/2032	2,000,000	2,233,940
5.00%, 01/01/2034	1,000,000	1,112,440
5.00%, 01/01/2041	835,000	956,810
5.00%, 01/01/2046	300,000	342,432
Chicago O’Hare International Airport
5.00%, 01/01/2021	1,535,000	1,613,546
5.00%, 01/01/2022	520,000	562,427
5.00%, 01/01/2023	1,000,000	1,119,450
5.00%, 01/01/2024	865,000	984,439
5.00%, 01/01/2025	415,000	482,807
5.00%, 01/01/2027	385,000	464,630
5.00%, 01/01/2028	1,000,000	1,199,560
5.00%, 01/01/2030	520,000	639,246
5.00%, 01/01/2030	2,000,000	2,312,180
5.00%, 01/01/2030	2,000,000	2,285,300
5.00%, 01/01/2031	660,000	778,338
5.00%, 01/01/2031	835,000	1,017,999
5.00%, 01/01/2031	700,000	796,103

5.00%, 01/01/2032	1,140,000	1,381,726
5.00%, 01/01/2032	10,225,000	11,728,177
5.00%, 01/01/2032	1,300,000	1,473,082
5.00%, 01/01/2033	345,000	401,721
5.00%, 01/01/2033	1,200,000	1,448,328
5.00%, 01/01/2033	2,520,000	2,882,830
5.00%, 07/01/2033	550,000	646,850
5.00%, 01/01/2034	400,000	464,532
5.00%, 01/01/2035	1,285,000	1,539,276
5.00%, 01/01/2036	430,000	496,985
5.00%, 01/01/2042	500,000	571,010
Chicago Park District
4.00%, 01/01/2022	500,000	522,130
5.00%, 01/01/2025	500,000	519,905
5.00%, 01/01/2029	3,000,000	3,353,250
5.00%, 01/01/2036	480,000	505,085
Chicago Transit Authority
5.00%, 06/01/2022	265,000	288,678
5.00%, 06/01/2023	240,000	267,787
5.00%, 06/01/2024	200,000	228,530
5.25%, 06/01/2024	2,000,000	2,136,180
5.00%, 06/01/2025	200,000	232,814
5.00%, 06/01/2026	8,275,000	9,793,711
5.00%, 06/01/2026	160,000	189,365
City of Chicago IL
4.25%, 01/01/2020	465,000	471,659
5.00%, 01/01/2022	460,000	500,857
5.00%, 01/01/2023	1,535,000	1,562,676
5.00%, 01/01/2026	425,000	504,195
5.00%, 01/01/2027	500,000	593,170
5.25%, 01/01/2027	2,435,000	2,713,028
5.00%, 01/01/2028	865,000	880,596
5.75%, 01/01/2034	2,000,000	2,312,140
5.00%, 01/01/2035	750,000	813,547
5.50%, 01/01/2035	1,000,000	1,103,010
5.00%, 01/01/2039	1,200,000	1,328,016
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,157,840
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	498,559
5.00%, 01/01/2024	500,000	566,030
5.00%, 01/01/2028	2,900,000	3,238,198
5.00%, 01/01/2029	1,300,000	1,451,892
5.00%, 01/01/2030	1,310,000	1,494,684
5.00%, 01/01/2030	1,000,000	1,185,080
5.00%, 01/01/2033	2,000,000	2,237,380
5.00%, 01/01/2039	1,000,000	1,101,750
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	1,030,000	1,074,094
5.00%, 11/01/2021	1,525,000	1,639,497
5.00%, 11/01/2022	1,000,000	1,103,750
4.00%, 11/01/2023	1,025,000	1,096,319
5.00%, 11/01/2023	650,000	735,501
5.00%, 11/01/2024	1,150,000	1,326,663
5.00%, 11/01/2024	250,000	288,405
5.00%, 11/01/2024	1,000,000	1,153,620
5.00%, 11/01/2025	1,000,000	1,147,250
5.00%, 11/01/2026	1,000,000	1,143,650
5.00%, 11/01/2033	500,000	560,610
City of Springfield IL

5.00%, 12/01/2024	340,000	389,354
5.00%, 12/01/2025	395,000	460,531
5.00%, 12/01/2026	160,000	183,987
City of Waukegan IL
4.00%, 12/30/2024	540,000	596,840
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,238,860
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	1,001,453
County of Cook IL
5.25%, 11/15/2022	405,000	424,602
5.00%, 11/15/2023	2,500,000	2,831,575
5.00%, 11/15/2025	2,500,000	2,759,550
5.00%, 11/15/2026	1,000,000	1,042,070
5.00%, 11/15/2026	1,450,000	1,693,614
5.25%, 11/15/2028	1,035,000	1,105,929
5.00%, 11/15/2029	1,000,000	1,144,830
5.00%, 11/15/2030	500,000	570,985
5.00%, 11/15/2034	1,200,000	1,355,040
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,187,283
5.00%, 11/15/2033	2,795,000	3,306,960
5.25%, 11/15/2035	3,000,000	3,581,670
County of Kankakee IL
4.00%, 12/01/2020	515,000	528,843
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,553,978
Illinois Finance Authority
5.00%, 08/01/2021	445,000	473,787
5.00%, 02/15/2022	215,000	234,935
5.00%, 07/01/2022	1,000,000	1,106,010
5.00%, 12/01/2022	325,000	352,511
4.00%, 05/15/2023	365,000	378,771
5.00%, 11/15/2023	1,680,000	1,915,721
5.00%, 12/01/2023	1,880,000	2,132,559
5.00%, 01/01/2024	250,000	281,750
5.00%, 02/15/2024	215,000	248,729
5.00%, 05/15/2024	350,000	403,564
5.00%, 02/15/2025	695,000	816,354
5.00%, 07/15/2025	230,000	274,878
5.00%, 08/01/2025	1,605,000	1,868,573
5.00%, 02/15/2026	360,000	435,841
5.00%, 02/15/2026	1,345,000	1,612,480
5.00%, 03/01/2028	15,000	17,880
5.00%, 05/15/2028	12,620,000	15,536,356
5.00%, 01/01/2029	1,650,000	2,027,404
5.00%, 02/15/2029	1,445,000	1,768,955
5.00%, 10/01/2029	505,000	634,815
5.00%, 12/01/2029	340,000	398,103
5.00%, 02/15/2030	1,240,000	1,503,612
5.00%, 07/01/2030	275,000	323,834
5.00%, 07/15/2030	710,000	870,950
5.00%, 08/01/2030	870,000	1,032,394
5.00%, 10/01/2030	565,000	704,459
5.00%, 11/15/2030	2,000,000	2,302,600
5.00%, 01/01/2031	3,545,000	4,151,443
5.00%, 02/15/2031	300,000	361,761
5.00%, 05/15/2031	5,000,000	6,049,350
5.00%, 07/01/2031	1,420,000	1,721,139
5.25%, 08/15/2031	500,000	584,105

3.63%, 02/15/2032	355,000	374,553
4.00%, 09/01/2032	40,000	41,750
4.75%, 05/15/2033	960,000	1,004,458
5.00%, 05/15/2033	795,000	825,862
5.00%, 08/15/2033	250,000	284,552
5.00%, 10/01/2033	700,000	860,993
5.00%, 01/01/2034	605,000	698,805
3.75%, 02/15/2034	200,000	211,146
5.00%, 02/15/2034	1,890,000	2,243,543
5.00%, 07/01/2034	300,000	345,417
5.00%, 08/15/2034	2,500,000	2,982,175
5.00%, 11/15/2034	3,000,000	3,405,990
5.00%, 11/15/2034	300,000	340,599
3.00%, 07/01/2035	2,250,000	2,223,112
5.25%, 07/01/2035	20,085,000	25,482,844
5.00%, 08/15/2035	600,000	679,248
5.00%, 08/15/2035	100,000	112,527
4.00%, 02/15/2036	800,000	875,680
5.00%, 02/15/2036	905,000	1,063,674
5.00%, 07/01/2036	830,000	948,823
5.00%, 08/15/2036	1,000,000	1,129,110
5.00%, 10/01/2036	620,000	753,697
5.00%, 01/01/2037	2,785,000	3,210,826
5.25%, 02/15/2037	380,000	409,499
5.00%, 05/15/2037	395,000	427,382
5.00%, 05/15/2037	1,050,000	1,102,153
4.13%, 08/15/2037	1,090,000	1,128,967
5.00%, 08/15/2037	1,000,000	1,124,520
5.13%, 05/15/2038	1,000,000	1,032,950
6.00%, 08/15/2038	1,500,000	1,542,855
5.00%, 11/15/2038	3,795,000	4,253,626
8.00%, 05/15/2040	785,000	829,031
4.00%, 02/15/2041	2,890,000	3,125,968
4.00%, 02/15/2041	5,000	5,811
5.00%, 02/15/2041	1,535,000	1,782,120
5.00%, 08/01/2042	120,000	134,171
1.75%, 11/15/2042(1)	1,770,000	1,777,275
1.88%, 08/01/2043(1)	5,600,000	5,600,000
5.00%, 01/01/2044	4,145,000	4,710,917
5.00%, 08/15/2044	200,000	221,828
5.00%, 11/15/2045	2,565,000	2,848,304
8.00%, 05/15/2046	1,595,000	1,684,464
5.00%, 12/01/2046	5,950,000	6,659,418
5.00%, 05/15/2047	100,000	106,453
5.25%, 05/15/2047	280,000	295,190
5.00%, 08/01/2049	140,000	155,814
5.25%, 05/15/2054	1,000,000	1,028,490
5.00%, 07/15/2057(1)	10,905,000	12,176,305
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	306,545
5.00%, 02/01/2031	470,000	547,362
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,935,184
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,071,071
2.00%, 01/01/2031(1)	3,425,000	3,425,000
5.00%, 12/01/2031	235,000	274,073
5.00%, 12/01/2032	425,000	495,248
5.00%, 01/01/2034	1,300,000	1,569,347
5.00%, 01/01/2037	1,260,000	1,442,561

5.00%, 01/01/2038	3,800,000	4,298,750
5.00%, 01/01/2041	7,000,000	8,102,710
Illinois State University
5.00%, 04/01/2032	1,370,000	1,609,051
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,805,254
5.00%, 02/01/2026	1,930,000	2,296,102
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,141,210
5.00%, 01/01/2027	100,000	118,634
5.00%, 01/01/2027	2,100,000	2,389,611
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,031,782
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	908,700
0.00%, 01/15/2025	1,000,000	886,330
0.00%, 01/15/2026	1,000,000	861,940
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,135,780
0.00%, 06/15/2028	14,270,000	11,124,036
5.00%, 12/15/2028	2,815,000	3,000,002
5.00%, 12/15/2028	1,000,000	1,149,290
0.00%, 06/15/2029	2,500,000	1,875,250
0.00%, 12/15/2030	11,000,000	7,741,140
5.00%, 12/15/2032	550,000	619,735
0.00%, 12/15/2034	550,000	326,189
0.00%, 06/15/2043	16,595,000	6,960,939
5.25%, 06/15/2050	3,275,000	3,333,426
5.00%, 06/15/2057	550,000	603,576
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	6,135,024
5.25%, 12/01/2032	1,800,000	2,329,848
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,664,328
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,649,850
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,542,734
5.50%, 06/01/2023	1,240,000	1,336,646
5.00%, 06/01/2024	5,275,000	6,064,879
Regional Transportation Authority
5.00%, 07/01/2020	400,000	414,008
5.00%, 07/01/2021	400,000	427,808
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,143,680
5.00%, 01/01/2025	4,000,000	4,574,720
5.00%, 01/01/2026	2,000,000	2,326,560
State of Illinois
5.00%, 11/01/2020	610,000	636,358
5.00%, 02/01/2021	6,000,000	6,287,220
5.00%, 09/01/2021	1,365,000	1,453,438
5.00%, 10/01/2021	2,000,000	2,134,400
5.00%, 11/01/2021	10,625,000	11,364,713
5.00%, 01/01/2022	700,000	710,157
5.00%, 08/01/2022	3,000,000	3,273,210
5.00%, 09/01/2022	1,340,000	1,460,359
4.00%, 01/01/2023	330,000	341,893
5.00%, 02/01/2023	200,000	218,708
5.00%, 02/01/2023	235,000	256,982
5.00%, 09/01/2023	1,365,000	1,511,546

5.00%, 11/01/2023	5,160,000	5,734,050
5.00%, 06/15/2024	2,305,000	2,517,659
5.50%, 07/01/2024	1,000,000	1,115,290
5.00%, 09/01/2024	1,365,000	1,536,881
5.00%, 02/01/2025	455,000	501,369
5.00%, 05/01/2025	3,050,000	3,374,855
5.00%, 06/01/2025	880,000	994,004
5.00%, 06/15/2025	4,090,000	4,465,707
5.50%, 07/01/2025	400,000	444,176
5.00%, 11/01/2025	2,040,000	2,319,194
5.00%, 11/01/2025	11,200,000	12,732,832
5.00%, 06/01/2026	125,000	142,759
5.00%, 10/01/2026	2,270,000	2,603,577
5.00%, 11/01/2026	3,360,000	3,857,717
5.00%, 02/01/2027	1,130,000	1,297,138
5.00%, 11/01/2027	10,000,000	11,575,800
5.00%, 02/01/2028	1,000,000	1,143,240
5.00%, 05/01/2028	265,000	291,349
5.00%, 11/01/2028	5,000,000	5,759,900
5.00%, 02/01/2029	1,000,000	1,138,310
5.25%, 02/01/2029	3,720,000	4,110,860
5.00%, 04/01/2029	605,000	662,251
5.25%, 02/01/2030	100,000	110,118
5.25%, 02/01/2031	760,000	834,640
5.00%, 10/01/2031	800,000	918,704
5.00%, 05/01/2032	800,000	868,184
5.50%, 07/01/2038	1,500,000	1,636,575
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	393,662
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(2)	2,005,000	2,083,656
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,207,565
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	538,135
4.00%, 03/01/2025	500,000	552,780
4.00%, 03/01/2027	1,000,000	1,123,750
Village of Hillside IL
5.00%, 01/01/2024	925,000	957,107
Will County Community Unit School District No 365 Valley View
5.00%, 11/01/2023	420,000	477,691
5.00%, 11/01/2024	2,390,000	2,783,490
0.00%, 11/01/2025	1,520,000	1,321,914
0.00%, 11/01/2026	905,000	770,101
5.00%, 11/01/2026	1,800,000	2,185,056

		555,001,549

Indiana—2.12%
Ball State University
5.00%, 07/01/2033	955,000	1,154,404
City of Whiting IN
5.25%, 01/01/2021	1,745,000	1,841,795
5.00%, 12/01/2044(1)	2,725,000	3,236,673
5.00%, 11/01/2045(1)	3,000,000	3,308,310
Indiana Finance Authority
5.00%, 12/01/2024	3,000,000	3,561,990
5.00%, 05/01/2026	1,100,000	1,331,759
5.00%, 11/01/2026	1,200,000	1,467,744
6.00%, 12/01/2026	2,035,000	2,081,968
5.00%, 05/01/2027	700,000	862,687
5.00%, 05/01/2029	685,000	868,251

5.00%, 11/01/2029	2,350,000	2,879,666
5.00%, 09/01/2031	440,000	519,495
5.00%, 06/01/2032	2,750,000	2,847,047
5.25%, 02/01/2033	2,500,000	2,983,826
5.00%, 03/01/2036	4,000,000	4,544,480
5.00%, 09/01/2036	1,000,000	1,164,010
5.25%, 10/01/2038	15,010,000	16,173,125
5.00%, 06/01/2039	1,000,000	1,026,380
1.93%, 12/01/2039(1)	2,775,000	2,775,000
1.65%, 12/01/2042(1)	2,145,000	2,148,582
5.00%, 07/01/2048	3,600,000	3,900,348
5.25%, 01/01/2051	4,450,000	4,860,646
2.25%, 12/01/2058(1)	1,285,000	1,320,607
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	3,000,000	3,024,030
Indiana Health Facility Financing Authority
2.00%, 10/01/2026(1)	3,275,000	3,276,376
1.25%, 11/01/2027(1)	1,020,000	1,018,235
1.35%, 11/01/2027(1)	1,205,000	1,203,566
2.00%, 11/15/2036(1)	2,070,000	2,099,063
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	388,818
5.00%, 01/01/2022	755,000	815,634
5.00%, 01/01/2023	285,000	316,162
5.00%, 07/15/2023	300,000	340,989
5.00%, 07/15/2024	1,000,000	1,166,180
5.00%, 07/15/2025	750,000	893,482
5.00%, 01/15/2026	720,000	866,592
5.00%, 01/15/2027	700,000	860,167
5.00%, 01/15/2028	500,000	625,610
5.00%, 01/01/2029	1,000,000	1,184,700
5.00%, 01/01/2031	1,000,000	1,192,460
4.00%, 02/01/2044	5,300,000	5,795,444
5.00%, 02/01/2044	12,000,000	14,557,081
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,193,854
5.00%, 07/10/2023	1,740,000	1,975,526
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	463,441
5.00%, 01/15/2029	540,000	639,274
5.00%, 01/15/2030	700,000	824,677

		111,580,154

Iowa—0.61%
City of Coralville IA
4.00%, 05/01/2030	1,200,000	1,207,896
Iowa Finance Authority
3.13%, 12/01/2022	8,125,000	8,219,169
3.25%, 03/01/2023	3,300,000	3,301,254
5.25%, 12/01/2025	3,000,000	3,258,930
4.75%, 08/01/2042	980,000	1,019,817
5.00%, 05/15/2043	270,000	296,870
5.00%, 05/15/2048	685,000	750,287
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,775,000	2,064,858
PEFA, Inc.
5.00%, 09/01/2049(1)	10,000,000	11,789,900

		31,908,981

Kansas—0.18%
City of Lenexa KS
5.00%, 05/15/2021	500,000	521,370

5.00%, 05/15/2039	325,000	356,411
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	389,176
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,963,447

		9,230,404

Kentucky—2.08%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,571,328
County of Trimble KY
2.55%, 11/01/2027(1)	6,730,000	6,856,188
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,164,470
5.00%, 09/01/2025	1,250,000	1,486,275
Kentucky Economic Development Finance Authority
5.00%, 06/01/2024	1,000,000	1,120,220
5.00%, 05/15/2031	100,000	108,386
5.00%, 06/01/2037	325,000	366,028
6.38%, 06/01/2040	2,550,000	2,663,577
5.00%, 06/01/2041	225,000	251,307
5.25%, 06/01/2041	725,000	828,262
6.50%, 03/01/2045	1,000,000	1,045,570
5.00%, 06/01/2045	1,000,000	1,110,180
5.00%, 12/01/2045	300,000	346,554
5.00%, 05/15/2046	500,000	525,765
6.25%, 11/15/2046	750,000	669,315
5.00%, 12/01/2047	620,000	675,093
5.00%, 05/15/2051	325,000	340,756
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	617,040
5.00%, 06/01/2021	610,000	645,423
Kentucky Housing Corp.
2.45%, 04/01/2021(1)	13,000,000	13,130,260
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,435,150
4.00%, 01/01/2049(1)	10,000,000	11,034,400
4.00%, 12/01/2049(1)	10,000,000	11,018,400
4.00%, 12/01/2049(1)	11,620,000	12,813,723
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,095,750
6.00%, 07/01/2053	530,000	583,594
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	532,690
3.00%, 05/01/2025	525,000	549,885
5.00%, 05/01/2029	1,000,000	1,194,810
5.00%, 05/01/2029	1,025,000	1,247,732
5.00%, 05/01/2032	270,000	327,318
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,187,071
5.00%, 10/01/2023	1,565,000	1,778,184
5.00%, 12/01/2028	430,000	467,646
5.00%, 12/01/2029	1,250,000	1,357,800
5.00%, 10/01/2030	2,500,000	2,958,350
5.00%, 12/01/2030	130,000	140,683
5.00%, 10/01/2032	430,000	503,186
1.85%, 10/01/2033(1)	15,900,000	15,992,697
University of Louisville
3.00%, 09/01/2021	1,230,000	1,268,130

		109,009,196

Louisiana—1.76%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,485,207
East Baton Rouge Parish Industrial Development Board, Inc.
1.99%, 08/01/2035(1)	28,740,000	28,740,000
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,167,570
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(2)	600,000	630,258
5.63%, 06/15/2048(2)	700,000	736,414
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,181,139
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,045,000	1,302,101
6.50%, 08/01/2029	2,200,000	2,314,972
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,207,178
5.00%, 12/15/2022	230,000	256,896
5.00%, 12/15/2023	335,000	384,547
5.00%, 12/15/2024	330,000	387,658
5.00%, 12/15/2025	275,000	329,629
5.00%, 12/15/2026	300,000	367,110
0.00%, 10/01/2027	2,000,000	1,878,260
5.00%, 12/15/2028	250,000	308,715
5.00%, 12/15/2029	200,000	245,494
5.00%, 12/15/2030	150,000	182,991
5.00%, 05/15/2031	1,250,000	1,477,238
5.00%, 12/15/2031	390,000	473,530
5.00%, 05/15/2032	1,000,000	1,176,140
1.95%, 05/01/2042(1)	13,525,000	13,525,000
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,270,960
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	55,377
5.00%, 01/01/2024	1,400,000	1,585,528
5.00%, 01/01/2024	55,000	62,289
5.00%, 01/01/2027	850,000	979,549
5.00%, 01/01/2028	155,000	185,219
5.00%, 01/01/2029	810,000	927,580
5.00%, 01/01/2030	275,000	325,273
5.00%, 01/01/2033	740,000	863,314
5.00%, 01/01/2033	2,600,000	3,113,630
5.00%, 01/01/2034	170,000	197,737
5.00%, 01/01/2034	750,000	872,370
5.00%, 01/01/2034	2,750,000	3,282,318
5.00%, 01/01/2036	500,000	578,444
5.00%, 01/01/2037	500,000	576,035
5.00%, 01/01/2040	1,540,000	1,734,687
5.00%, 01/01/2040	1,000,000	1,112,850
State of Louisiana
5.00%, 07/15/2021	1,695,000	1,818,260

		92,299,467

Maine—0.13%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,521,869
5.00%, 07/01/2041	1,235,000	1,363,601
5.00%, 07/01/2043	610,000	652,535
4.00%, 07/01/2046	330,000	338,590
5.00%, 07/01/2046	1,735,000	1,913,826
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	799,910

		6,590,331

Maryland—2.68%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,124,370
5.00%, 07/01/2026	720,000	884,959
5.00%, 07/01/2029	4,770,000	5,849,737
5.00%, 09/01/2030	3,000,000	3,531,270
5.00%, 09/01/2032	1,000,000	1,164,810
5.00%, 09/01/2036	1,270,000	1,462,926
5.00%, 09/01/2039	2,775,000	3,174,850
5.00%, 09/01/2046	1,500,000	1,690,275
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,540,483
5.00%, 01/01/2033	130,000	147,404
5.00%, 01/01/2036	85,000	95,903
City of Rockville MD
4.00%, 11/01/2021	200,000	207,160
2.50%, 11/01/2024	245,000	245,056
3.00%, 11/01/2025	580,000	582,169
5.00%, 11/01/2030	65,000	72,506
5.00%, 11/01/2042	1,250,000	1,351,113
5.00%, 11/01/2047	1,230,000	1,325,768
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,192,961
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,853,631
County of Howard MD
4.00%, 08/15/2031	1,665,000	1,939,475
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,431,841
5.38%, 07/01/2048	625,000	658,388
County of Prince George’s MD
4.00%, 08/01/2027	3,000,000	3,291,060
4.00%, 08/01/2029	4,035,000	4,405,817
4.00%, 08/01/2030	9,865,000	10,739,236
Maryland Community Development Administration
2.60%, 09/01/2022	2,630,000	2,713,897
2.70%, 03/01/2023	3,195,000	3,312,896
2.75%, 09/01/2023	1,010,000	1,053,198
2.85%, 03/01/2024	2,560,000	2,683,776
2.95%, 03/01/2025	3,025,000	3,203,445
3.10%, 03/01/2026	1,445,000	1,538,939
3.25%, 03/01/2027	2,325,000	2,507,536
4.00%, 09/01/2049	1,605,000	1,753,896
Maryland Community Development Administration Multi-Family Mortgage Revenue
2.34%, 04/01/2021(2)	10,000,000	10,038,400
Maryland Economic Development Corp.
5.00%, 06/01/2023	215,000	240,411
5.00%, 03/31/2024	2,500,000	2,684,375
5.00%, 09/30/2027	50,000	59,268
5.00%, 06/01/2028	2,000,000	2,449,360
5.00%, 09/30/2030	905,000	1,058,986
5.00%, 06/01/2035	1,415,000	1,679,732
5.00%, 03/31/2046	1,680,000	1,905,154
5.00%, 06/01/2049	1,000,000	1,169,690
5.00%, 03/31/2051	1,640,000	1,851,330
5.00%, 06/01/2058	600,000	666,930
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2024	535,000	616,074
5.00%, 07/01/2024	745,000	858,285

5.50%, 01/01/2029	1,500,000	1,836,525
5.50%, 01/01/2030	1,750,000	2,129,785
5.00%, 07/01/2030	600,000	697,338
5.00%, 07/01/2032	750,000	866,333
5.00%, 07/01/2035	75,000	85,648
5.00%, 08/15/2038	1,945,000	2,196,565
4.00%, 07/01/2042	120,000	125,054
5.00%, 07/01/2043	500,000	564,380
5.00%, 07/01/2045	2,000,000	2,237,760
5.50%, 01/01/2046	1,290,000	1,494,904
5.00%, 07/01/2048	1,000,000	1,125,830
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	963,638
5.00%, 05/01/2032	765,000	907,803
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,770,244
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,357,368
State of Maryland
5.00%, 03/01/2020	6,000,000	6,147,360
4.00%, 03/15/2021	1,170,000	1,192,429
5.00%, 08/01/2022	3,000,000	3,335,070
5.00%, 08/01/2024	1,450,000	1,708,361
State of Maryland Department of Transportation
4.00%, 09/01/2026	5,000,000	5,829,650
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,432,200

		141,012,991

Massachusetts—2.40%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,388,300
Commonwealth of Massachusetts
5.00%, 07/01/2022	485,000	538,078
5.50%, 12/01/2022	1,195,000	1,362,921
5.00%, 09/01/2028	2,000,000	2,400,600
5.00%, 12/01/2030	1,500,000	1,831,950
5.00%, 01/01/2032	5,400,000	6,693,354
5.25%, 01/01/2033	6,000,000	7,676,400
5.00%, 07/01/2036	12,630,000	14,747,546
1.05%, 08/01/2043(1)	10,515,000	10,475,569
1.70%, 08/01/2043(1)	1,750,000	1,759,975
5.25%, 09/01/2043	1,250,000	1,545,825
5.00%, 03/01/2046	205,000	231,168
Massachusetts Development Finance Agency
5.00%, 07/01/2019	1,000,000	1,000,000
5.00%, 07/15/2022	355,000	395,229
5.00%, 07/01/2023	900,000	1,026,000
5.00%, 10/01/2024	2,020,000	2,384,549
5.00%, 07/01/2025	1,090,000	1,277,665
5.00%, 10/01/2025	905,000	1,060,506
5.00%, 07/01/2026	1,140,000	1,361,935
5.00%, 10/01/2026	955,000	1,138,198
5.00%, 07/01/2030	590,000	735,329
5.00%, 01/01/2031	475,000	557,674
5.00%, 01/01/2032	635,000	742,429
5.00%, 07/01/2032	500,000	609,265
5.00%, 01/01/2033	540,000	629,181
5.00%, 01/01/2034	710,000	825,318
5.00%, 07/01/2034	500,000	604,650
5.00%, 01/01/2035	745,000	862,695

5.00%, 01/01/2036	1,100,000	1,270,148
4.00%, 07/15/2036	9,495,000	10,715,772
5.00%, 10/01/2037(2)	500,000	547,440
5.00%, 07/01/2038(1)	8,525,000	9,782,523
5.00%, 01/01/2040	755,000	874,720
5.13%, 11/15/2046(2)	800,000	871,624
5.00%, 10/01/2047(2)	375,000	408,000
2.38% (SIFMA Municipal Swap Index + 0.48%), 07/01/2050(3)	4,100,000	4,100,656
5.00%, 10/01/2057(2)	1,535,000	1,665,076
Massachusetts Educational Financing Authority
4.00%, 07/01/2019	2,000,000	2,000,000
5.00%, 07/01/2026	5,000,000	5,959,000
Massachusetts Housing Finance Agency
2.45% (SIFMA Municipal Swap Index + 0.55%), 11/01/2048(3)	10,000,000	10,000,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	929,960
5.00%, 07/01/2025	295,000	350,938
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,774,365
5.00%, 10/15/2032	1,000,000	1,078,840
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,534,990
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,252,432

		125,978,793

Michigan—3.16%
Avondale School District
5.00%, 11/01/2022	600,000	670,302
5.00%, 11/01/2023	680,000	780,762
5.00%, 11/01/2024	800,000	938,832
5.00%, 11/01/2025	785,000	943,083
5.00%, 11/01/2026	765,000	936,865
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,842,601
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,038,190
5.00%, 04/01/2022	835,000	883,346
5.00%, 04/01/2023	750,000	805,515
5.00%, 04/01/2024	900,000	979,164
5.00%, 04/01/2025	900,000	990,738
5.00%, 04/01/2034	1,000,000	1,100,670
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,401,904
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,063,930
City of Royal Oak MI
5.00%, 04/01/2029	500,000	619,205
5.00%, 04/01/2031	1,045,000	1,276,102
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	801,090
5.00%, 10/01/2022	800,000	878,384
5.00%, 10/01/2023	500,000	563,510
5.00%, 10/01/2024	765,000	878,886
Clarkston Community Schools
5.00%, 05/01/2022	445,000	489,229
County of Kent MI
5.00%, 06/01/2028	700,000	857,283
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	599,389
5.00%, 07/01/2038	1,000,000	1,108,200

Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,279,895
5.00%, 11/01/2037	1,750,000	2,137,957
5.00%, 11/01/2038	1,000,000	1,216,290
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,562,650
5.00%, 07/01/2036	1,000,000	1,162,510
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,136,660
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	145,627
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,431,853
5.00%, 05/01/2021	1,385,000	1,476,341
5.00%, 05/01/2025	3,275,000	3,905,241
Michigan Finance Authority
5.00%, 11/15/2022	275,000	305,943
5.00%, 10/01/2023	1,000,000	1,106,310
5.00%, 10/01/2024	3,000,000	3,555,030
5.00%, 11/01/2024	750,000	880,155
5.00%, 10/01/2025	5,000,000	6,078,200
5.00%, 11/01/2025	1,000,000	1,198,720
5.00%, 12/01/2026	1,190,000	1,470,007
5.00%, 12/01/2029	500,000	620,825
5.00%, 07/01/2030	600,000	700,752
5.00%, 10/01/2030	800,000	911,928
5.00%, 07/01/2033	350,000	404,037
5.00%, 12/01/2044(1)	2,550,000	2,983,781
5.00%, 11/15/2048	760,000	903,290
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,894,970
Michigan State Hospital Finance Authority
5.00%, 12/01/2022	125,000	140,039
5.00%, 12/01/2023	1,150,000	1,325,605
5.00%, 12/01/2024	275,000	325,413
5.00%, 12/01/2025	700,000	847,322
1.63%, 11/01/2027(1)	2,745,000	2,746,455
5.00%, 12/01/2027	415,000	521,780
1.90%, 11/15/2047(1)	3,650,000	3,674,419
2.40%, 11/15/2047(1)	850,000	867,918
4.00%, 11/15/2047(1)	9,750,000	10,663,380
4.00%, 11/15/2047(1)	4,505,000	5,007,578
Michigan Strategic Fund
5.00%, 06/30/2025	2,000,000	2,323,300
5.00%, 12/31/2025	2,595,000	3,043,909
5.00%, 06/30/2026	2,800,000	3,316,796
1.45%, 09/01/2030(1)	1,260,000	1,254,985
1.95%, 12/01/2033(1)	8,050,000	8,050,000
2.02%, 12/01/2042(1)	5,500,000	5,500,000
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	7,025,000	7,025,141
0.00%, 06/01/2052	7,500,000	389,625
Oakland University
5.00%, 03/01/2041	2,190,000	2,512,083
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,209,780
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,423,930
Royal Oak School District
5.00%, 05/01/2023	600,000	678,060

5.00%, 05/01/2024	600,000	695,076
State of Michigan
5.00%, 03/15/2020	1,670,000	1,712,451
5.00%, 03/15/2021	1,000,000	1,061,220
5.00%, 03/15/2022	1,170,000	1,281,840
5.00%, 03/15/2023	2,000,000	2,256,680
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	224,702
5.00%, 12/01/2023	400,000	462,008
5.00%, 12/01/2023	250,000	288,175
5.00%, 12/01/2023	550,000	627,649
5.00%, 12/01/2024	375,000	443,959
5.00%, 12/01/2024	500,000	584,560
5.00%, 12/01/2025	600,000	716,160
5.00%, 12/01/2027	4,055,000	4,822,976
5.00%, 12/01/2031	350,000	428,621
5.00%, 12/01/2033	300,000	366,072
5.00%, 12/01/2040	4,000,000	4,641,160
5.00%, 12/01/2042	1,000,000	1,098,860
5.00%, 12/01/2042	900,000	1,055,988
5.00%, 12/01/2047	1,000,000	1,168,040
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	211,276
5.00%, 11/01/2023	80,000	91,312
5.00%, 11/01/2024	185,000	215,869
5.00%, 11/01/2025	95,000	113,186
5.00%, 11/01/2026	1,000,000	1,216,210
5.00%, 11/01/2027	600,000	742,140
5.00%, 11/01/2029	585,000	734,754

		166,024,614

Minnesota—0.54%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,291,225
5.00%, 10/01/2049	2,200,000	2,247,652
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,229,151
City of Moorhead MN
5.00%, 12/01/2025	775,000	869,790
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,087,450
City of Rochester MN
5.00%, 12/01/2025	850,000	909,050
5.25%, 12/01/2038	1,000,000	1,035,150
City of St Paul Park MN
5.00%, 05/01/2053	400,000	422,396
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	592,550
5.00%, 02/15/2034	750,000	886,373
5.00%, 02/15/2037	1,250,000	1,461,513
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,593,841
5.00%, 02/01/2026	2,315,000	2,792,260
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,645,806
State of Minnesota
5.00%, 03/01/2020	1,040,000	1,065,334
5.00%, 06/01/2020	2,345,000	2,423,534
5.00%, 08/01/2023	1,465,000	1,680,384

		28,233,459

Mississippi—0.53%
Mississippi Business Finance Corp.
2.00%, 12/01/2030(1)	17,000,000	17,000,000
State of Mississippi
5.00%, 10/15/2019	4,545,000	4,591,676
5.00%, 10/15/2020	1,750,000	1,829,748
5.00%, 10/15/2021	1,300,000	1,405,547
5.00%, 10/15/2022	1,750,000	1,947,663
5.00%, 10/01/2030	1,000,000	1,239,520

		28,014,154

Missouri—0.89%
Belton School District No 124
5.00%, 03/01/2028	250,000	316,965
5.50%, 03/01/2030	500,000	635,420
5.50%, 03/01/2033	500,000	624,915
5.50%, 03/01/2036	500,000	620,405
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	572,475
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	346,249
5.00%, 01/01/2031	135,000	167,397
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	473,341
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,799,904
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2025	7,000,000	8,341,900
5.00%, 04/01/2027	1,500,000	1,723,830
5.00%, 02/01/2029	1,000,000	1,177,830
5.00%, 02/01/2035	1,000,000	1,115,720
5.00%, 02/01/2036	200,000	229,130
4.00%, 02/01/2040	100,000	105,602
5.00%, 08/01/2040	1,145,000	1,229,215
5.00%, 10/01/2042	6,370,000	7,439,650
5.00%, 10/01/2046	6,000,000	7,198,380
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	94,744
4.38%, 11/15/2035	230,000	240,076
4.75%, 11/15/2047	250,000	261,530
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,559,085
Missouri Housing Development Commission
4.00%, 05/01/2050	345,000	378,452
St Louis County Industrial Development Authority
5.00%, 12/01/2025	985,000	1,050,246
5.50%, 09/01/2033	1,000,000	1,098,770
5.00%, 09/01/2038	930,000	1,036,401
5.13%, 08/15/2045	200,000	210,434
5.13%, 09/01/2048	2,755,000	3,067,885
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,140,120
5.38%, 06/01/2043	2,000,000	2,251,320

		46,507,391

Montana—0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	818,764
5.25%, 05/15/2047	500,000	532,090
Montana Board of Housing
4.00%, 06/01/2050	170,000	188,447

		1,539,301

Nebraska—0.20%
Central Plains Energy Project
5.00%, 09/01/2035	930,000	1,187,173
5.00%, 03/01/2050(1)	5,000,000	5,615,500
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,068,407
Nebraska Investment Finance Authority
4.00%, 09/01/2049	910,000	979,824
Omaha Airport Authority
5.00%, 12/15/2031	515,000	610,188

		10,461,092

Nevada—1.23%
City of Carson City NV
5.00%, 09/01/2026	550,000	650,573
City of Reno NV
5.00%, 06/01/2038	150,000	177,009
0.00%, 07/01/2058(2)	2,000,000	262,940
Clark County School District
5.00%, 06/15/2021	420,000	449,274
5.00%, 06/15/2023	370,000	419,121
5.00%, 06/15/2023	1,650,000	1,869,054
5.00%, 06/15/2024	4,500,000	5,227,335
5.00%, 06/15/2025	6,060,000	7,190,372
5.00%, 06/15/2029	4,080,000	5,044,798
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	887,801
5.00%, 07/01/2021	1,000,000	1,069,020
5.00%, 07/01/2024	3,320,000	3,852,395
5.00%, 07/01/2024	1,250,000	1,450,450
5.00%, 07/01/2025	2,220,000	2,633,986
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,684,180
5.00%, 06/01/2032	3,000,000	3,720,270
5.00%, 11/01/2032	4,565,000	5,332,057
County of Washoe NV
2.05%, 03/01/2036(1)	5,000,000	5,039,900
2.05%, 03/01/2036(1)	4,500,000	4,538,385
3.00%, 03/01/2036(1)	700,000	728,882
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2033	1,140,000	1,294,037
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,164,200
5.00%, 06/15/2040	685,000	771,426
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,126,530
5.00%, 06/01/2039	2,815,000	3,231,648
State of Nevada Department of Business & Industry
1.88%, 12/01/2026(1)(2)	2,800,000	2,800,672

		64,616,315

New Hampshire—0.45%
New Hampshire Business Finance Authority
5.00%, 01/01/2024	720,000	810,785
2.65% (SIFMA Municipal Swap Index + 0.75%), 10/01/2033(3)	9,500,000	9,479,290
New Hampshire Health & Education Facilities Authority Act
3.50%, 07/01/2022(2)	100,000	100,096
5.00%, 07/01/2023	500,000	570,000
4.13%, 07/01/2024(2)	255,000	255,334
5.25%, 07/01/2027(2)	1,250,000	1,285,363
5.00%, 08/01/2027	750,000	921,015
5.00%, 10/01/2028	1,580,000	1,882,586
5.00%, 07/01/2030	390,000	486,065

5.00%, 10/01/2032	2,825,000	3,295,617
4.00%, 10/01/2038	115,000	122,506
5.00%, 10/01/2038	425,000	486,493
6.25%, 07/01/2042(2)	700,000	756,952
5.00%, 07/01/2044	2,445,000	2,801,505
6.13%, 07/01/2052(2)	495,000	531,417

		23,785,024

New Jersey—2.94%
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	750,067
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	616,625
5.00%, 01/15/2029	1,000,000	1,227,200
5.00%, 01/15/2033	500,000	601,885
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,218,010
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,514,920
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,332,900
New Jersey Economic Development Authority
4.00%, 01/01/2020	115,000	115,354
5.00%, 10/01/2022	810,000	882,406
5.00%, 01/01/2023	400,000	441,888
5.00%, 03/01/2023	4,045,000	4,473,446
5.00%, 03/01/2024	2,405,000	2,622,364
5.00%, 06/15/2024	2,000,000	2,276,200
5.00%, 06/15/2025	5,190,000	5,983,292
5.00%, 06/01/2026	900,000	1,078,614
5.50%, 01/01/2027	500,000	574,470
5.00%, 06/15/2028	605,000	649,195
5.00%, 06/15/2029	1,000,000	1,070,130
3.13%, 07/01/2029	1,000,000	1,008,050
5.00%, 06/15/2030	4,000,000	4,741,080
5.50%, 06/15/2030	2,000,000	2,369,840
5.63%, 11/15/2030	2,095,000	2,404,285
5.00%, 01/01/2031	500,000	558,445
5.13%, 01/01/2034	705,000	791,222
5.00%, 06/15/2035	1,595,000	1,845,415
5.00%, 10/01/2037	4,225,000	4,708,847
5.13%, 06/15/2043	2,450,000	2,600,308
5.25%, 01/01/2044	190,000	196,369
5.00%, 10/01/2047	2,450,000	2,708,255
5.63%, 01/01/2052	2,000,000	2,243,480
5.00%, 06/15/2054(2)	2,900,000	3,059,558
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,034,699
5.00%, 07/01/2023	3,390,000	3,766,765
5.00%, 07/01/2032	4,920,000	5,724,814
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,225,000
5.00%, 07/01/2021	40,000	42,512
5.00%, 07/01/2022	540,000	590,906
5.00%, 07/01/2023	140,000	156,874
5.00%, 07/01/2023	530,000	603,538
5.00%, 07/01/2024	110,000	125,877
5.00%, 07/01/2024	2,500,000	2,758,825
5.00%, 07/01/2025	120,000	139,847
5.00%, 07/01/2026	40,000	47,386
5.00%, 07/01/2027	60,000	70,910

5.00%, 07/01/2028	155,000	188,229
5.00%, 07/01/2030	165,000	192,095
5.00%, 07/01/2031	430,000	437,753
5.63%, 07/01/2032	380,000	411,825
5.00%, 07/01/2033	500,000	588,035
5.00%, 07/01/2041	815,000	916,101
5.00%, 07/01/2046	2,375,000	2,657,981
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	506,830
5.00%, 12/01/2021	660,000	715,697
5.50%, 12/01/2021	2,260,000	2,458,835
5.00%, 12/01/2023	460,000	527,266
5.00%, 12/01/2024	265,000	311,015
5.00%, 12/01/2025	490,000	587,162
5.00%, 12/01/2044	1,000,000	1,077,150
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021(1)	3,000,000	3,011,489
2.41%, 10/01/2021(1)	5,000,000	5,050,450
3.55%, 04/01/2027	2,145,000	2,277,990
3.65%, 04/01/2028	1,545,000	1,649,195
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,959,795
5.00%, 12/15/2023	2,700,000	3,050,838
5.25%, 12/15/2023	3,940,000	4,502,829
5.50%, 12/15/2023	190,000	219,161
5.00%, 06/15/2025	450,000	498,479
0.00%, 12/15/2026	2,600,000	2,108,496
5.00%, 06/15/2027	235,000	278,517
0.00%, 12/15/2027	3,260,000	2,541,724
0.00%, 12/15/2028	770,000	576,784
5.00%, 06/15/2029	1,200,000	1,403,700
0.00%, 12/15/2030	2,000,000	1,407,480
5.00%, 12/15/2030	2,000,000	2,370,220
5.00%, 06/15/2031	3,545,000	4,089,512
5.50%, 06/15/2031	1,000,000	1,063,860
5.00%, 06/15/2032	1,860,000	1,992,525
5.00%, 06/15/2032	2,725,000	3,199,504
5.00%, 12/15/2032	1,340,000	1,570,842
5.00%, 12/15/2033	2,200,000	2,567,818
0.00%, 12/15/2035	1,305,000	736,816
5.00%, 12/15/2035	2,760,000	3,188,104
5.25%, 06/15/2043	3,000,000	3,455,850
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,781,549
Tender Option Bond Trust Receipts/Certificates
2.05%, 07/01/2025(1)(2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
5.00%, 06/01/2023	570,000	636,364
5.25%, 06/01/2046	2,300,000	2,615,675
Township of Montclair NJ
4.00%, 03/01/2023	800,000	876,807
4.00%, 03/01/2027	325,000	381,713

		154,192,133

New Mexico—0.39%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,944,632
5.00%, 07/01/2028	1,700,000	2,076,975
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	963,272
City of Farmington NM

1.88%, 04/01/2033(1)	10,500,000	10,480,365
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	576,700
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,643,693

		20,685,637

New York—9.44%
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	221,314
5.00%, 08/01/2023	230,000	261,650
4.88%, 05/01/2031(2)	750,000	786,990
5.00%, 01/01/2035(2)	3,900,000	4,257,123
5.50%, 05/01/2048(2)	1,350,000	1,442,326
City of New York NY
5.00%, 08/01/2025	1,600,000	1,925,504
5.00%, 08/01/2027	2,975,000	3,572,618
5.00%, 08/01/2027	400,000	474,024
5.00%, 08/01/2028	400,000	483,784
5.00%, 08/01/2028	3,975,000	4,760,142
5.00%, 08/01/2028	700,000	857,136
5.00%, 08/01/2029	1,500,000	1,893,510
5.00%, 08/01/2029	1,305,000	1,647,354
5.00%, 08/01/2032	1,745,000	2,134,135
2.15%, 10/01/2038(1)	5,500,000	5,500,000
1.84%, 04/01/2042(1)	2,500,000	2,500,000
1.95%, 06/01/2044(1)	5,000,000	5,000,000
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,615,339
5.00%, 09/01/2025	1,015,000	1,220,000
County of Erie NY
5.00%, 09/15/2019	500,000	503,745
5.00%, 06/01/2020	500,000	516,840
5.00%, 09/15/2020	350,000	365,484
5.00%, 06/01/2021	750,000	802,575
5.00%, 09/15/2021	225,000	243,027
5.00%, 06/01/2025	1,000,000	1,194,190
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,535,020
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,145,562
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,186,209
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	645,130
Genesee Valley Central School District
4.00%, 08/28/2019	1,400,000	1,405,054
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,139,727
0.00%, 01/01/2055	710,000	647,392
5.00%, 01/01/2056	485,000	517,122
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,304,200
6.47%, 02/01/2033	1,000,000	1,084,080
6.24%, 02/01/2047	1,000,000	1,038,410
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,052,359
Long Island Power Authority
5.00%, 09/01/2023	550,000	630,481
5.00%, 09/01/2024	565,000	665,587
5.00%, 09/01/2025	1,000,000	1,207,190

5.00%, 09/01/2026	2,000,000	2,470,060
5.00%, 09/01/2027	6,500,000	8,189,545
2.46% (1 Month LIBOR USD + 0.75%), 05/01/2033(3)	10,000,000	10,006,300
5.00%, 09/01/2039	1,725,000	2,093,218
Metropolitan Transportation Authority
5.00%, 05/15/2020	1,400,000	1,443,400
5.00%, 09/01/2021	25,000,000	26,870,500
5.00%, 11/15/2021	640,000	693,818
5.00%, 11/15/2021	500,000	542,045
5.00%, 11/15/2023	3,225,000	3,703,945
2.35% (SIFMA Municipal Swap Index + 0.45%), 11/01/2026(3)	2,910,000	2,904,791
0.00%, 11/15/2033	1,600,000	1,072,256
2.29% (1 Month LIBOR USD + 0.65%), 11/01/2035(3)	8,675,000	8,680,986
5.00%, 11/15/2036	10,000,000	11,476,500
5.25%, 11/15/2036	1,015,000	1,237,153
5.00%, 11/15/2045(1)	4,470,000	4,674,950
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,593,450
5.00%, 11/15/2056	4,380,000	4,814,671
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	688,196
6.70%, 01/01/2049	793,750	800,854
New York City Housing Development Corp.
2.75%, 05/01/2050(1)	6,500,000	6,709,950
New York City Industrial Development Agency
1.98%, 05/01/2033(1)	3,550,000	3,550,000
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	235,700
5.00%, 07/15/2032	2,000,000	2,445,700
New York City Transitional Finance Authority Future Tax Secured Revenue
2.02%, 11/01/2022(1)	2,035,000	2,035,000
5.00%, 11/01/2028	1,500,000	1,809,855
5.00%, 11/01/2029	2,000,000	2,376,640
5.00%, 02/01/2030	4,480,000	5,410,317
5.00%, 05/01/2033	2,535,000	3,136,632
5.00%, 08/01/2034	700,000	864,283
5.00%, 08/01/2035	1,600,000	1,964,128
5.00%, 08/01/2038	1,975,000	2,401,521
5.00%, 02/01/2041	200,000	229,694
1.95%, 08/01/2042(1)	7,300,000	7,300,000
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,223,236
5.00%, 06/15/2032	5,000,000	5,342,300
5.00%, 06/15/2035	9,025,000	10,714,390
5.00%, 06/15/2036	5,000,000	5,918,400
5.00%, 06/15/2037	6,000,000	6,996,360
5.00%, 06/15/2039	8,320,000	9,655,859
1.95%, 06/15/2044(1)	20,000,000	20,000,000
1.98%, 06/15/2044(1)	4,150,000	4,150,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,552,450
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	3,027,259
5.38%, 11/15/2040(2)	4,500,000	5,038,020
5.00%, 11/15/2044(2)	1,500,000	1,639,125
5.75%, 11/15/2051	2,000,000	2,192,060
New York State Dormitory Authority
4.00%, 12/01/2019(2)	500,000	504,215
5.00%, 12/01/2022(2)	900,000	988,344
5.00%, 07/01/2023	250,000	285,210

5.00%, 12/15/2023	1,000,000	1,125,210
5.00%, 03/15/2024	3,700,000	4,325,226
5.00%, 05/01/2024	4,870,000	5,666,342
5.00%, 07/01/2024	250,000	292,973
5.00%, 07/01/2025	250,000	299,773
5.00%, 03/15/2027	2,500,000	2,981,575
5.00%, 10/01/2028	1,735,000	2,193,092
5.00%, 10/01/2029	1,430,000	1,795,923
5.00%, 10/01/2030	1,910,000	2,384,024
5.25%, 03/15/2033	6,000,000	7,208,460
5.00%, 03/15/2035	18,190,000	22,580,338
5.25%, 03/15/2037	13,815,000	17,330,641
5.25%, 03/15/2038	1,930,000	2,413,909
5.00%, 10/01/2041	13,205,000	14,016,711
New York State Housing Finance Agency
1.97%, 11/01/2046(1)	6,950,000	6,950,000
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,306,149
New York State Urban Development Corp.
5.00%, 03/15/2022	360,000	395,525
5.00%, 03/15/2023	700,000	793,667
5.00%, 03/15/2024	400,000	466,200
5.00%, 03/15/2032	9,500,000	11,718,535
5.00%, 03/15/2035	2,800,000	3,199,308
New York Transportation Development Corp.
5.00%, 08/01/2019	2,000,000	2,004,680
5.00%, 08/01/2021	2,410,000	2,553,708
5.00%, 01/01/2023	270,000	297,880
5.00%, 08/01/2026	1,000,000	1,057,060
5.00%, 01/01/2031	1,015,000	1,213,747
5.00%, 08/01/2031	5,105,000	5,370,562
5.00%, 01/01/2034	5,500,000	6,504,465
5.00%, 07/01/2041	2,300,000	2,532,185
5.00%, 07/01/2046	800,000	878,168
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,995,138
5.00%, 09/15/2026	1,000,000	1,226,860
5.00%, 10/15/2028	4,000,000	4,784,600
5.25%, 07/15/2030	9,705,000	10,279,536
5.00%, 10/15/2033	3,500,000	4,012,715
Ravena Coeymans Selkirk Central School District
4.00%, 08/16/2019	200,000	200,598
State of New York Mortgage Agency
3.45%, 04/01/2026	2,185,000	2,323,682
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	322,368
5.00%, 07/01/2028	1,750,000	1,868,160
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	124,431
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,293,841
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2030	4,000,000	5,352,160
2.12% (Secured Overnight Financing Rate + 0.50%), 11/15/2038(3)	20,000,000	20,004,200
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	734,266
5.00%, 12/15/2033	12,000,000	14,394,720
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	166,028

		495,974,958

North Carolina—1.19%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,619,565
1.94%, 01/15/2037(1)	2,220,000	2,220,000
1.93%, 01/15/2048(1)	13,260,000	13,260,000
5.00%, 01/15/2048(1)	5,000,000	5,447,900
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,284,705
5.00%, 10/01/2034	1,000,000	1,196,770
County of Wake NC
5.00%, 03/01/2023	1,900,000	2,151,617
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,439,115
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2021	500,000	531,520
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	2,072,151
North Carolina Medical Care Commission
5.00%, 10/01/2022	40,000	42,892
5.00%, 10/01/2023	30,000	32,738
5.00%, 10/01/2023	110,000	123,255
3.55%, 10/01/2024	1,110,000	1,115,506
5.00%, 10/01/2024	300,000	342,252
5.00%, 10/01/2024	35,000	38,714
5.00%, 10/01/2025	25,000	28,019
5.00%, 10/01/2025	250,000	283,610
5.00%, 10/01/2030	220,000	238,315
5.00%, 10/01/2030	460,000	531,024
5.00%, 10/01/2030	2,100,000	2,288,937
5.00%, 10/01/2031	245,000	281,365
5.00%, 10/01/2031	2,950,000	3,252,906
6.25%, 07/01/2035	1,000,000	1,104,110
5.00%, 09/01/2037	3,000,000	3,194,700
5.00%, 10/01/2037	250,000	271,738
4.88%, 07/01/2040	550,000	573,947
5.00%, 09/01/2041	440,000	471,244
5.00%, 10/01/2043	2,000,000	2,151,600
2.55%, 06/01/2048(1)	3,955,000	4,040,033
2.20%, 12/01/2048(1)	2,285,000	2,309,769
North Carolina Turnpike Authority
5.00%, 01/01/2027	530,000	644,967
5.00%, 01/01/2032	1,000,000	1,165,470
5.00%, 07/01/2051	1,700,000	1,910,987
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,096,180
5.00%, 03/01/2023	2,335,000	2,638,854

		62,396,475

North Dakota—0.02%
North Dakota Housing Finance Agency
1.55%, 07/01/2020	950,000	944,224

Ohio—1.79%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	627,361
5.25%, 11/15/2032	645,000	761,332
5.25%, 11/15/2033	1,770,000	2,083,343
5.25%, 11/15/2046	1,255,000	1,446,538
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,943,761
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,600,000	3,523,428

6.50%, 06/01/2047	3,000,000	3,015,000
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,809,978
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,126,933
Clermont County Port Authority
5.00%, 12/01/2029	750,000	882,277
5.00%, 12/01/2030	850,000	997,288
5.00%, 12/01/2031	650,000	761,429
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	144,141
5.50%, 12/01/2053	900,000	1,030,068
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047(1)	500,000	547,980
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,854,475
5.00%, 02/15/2042	525,000	585,690
5.50%, 02/15/2052	1,790,000	2,060,451
5.50%, 02/15/2057	1,245,000	1,428,575
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,550,732
County of Franklin OH
5.00%, 11/15/2033(1)	12,790,000	14,377,367
County of Hamilton OH
4.00%, 01/01/2021	450,000	461,061
5.00%, 01/01/2022	465,000	494,369
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,799,399
5.00%, 02/15/2048	2,080,000	2,213,286
County of Wood OH
5.00%, 12/01/2032	115,000	121,522
5.00%, 12/01/2042	145,000	151,487
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,327,300
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	831,993
Ohio Air Quality Development Authority
4.25%, 01/15/2038(2)	250,000	265,438
4.50%, 01/15/2048(2)	275,000	292,424
5.00%, 07/01/2049(2)	1,300,000	1,388,374
Ohio Housing Finance Agency
2.50%, 10/01/2021(1)	2,850,000	2,880,495
2.45%, 11/01/2021(1)	2,385,000	2,411,569
4.50%, 03/01/2050	245,000	274,439
Ohio Water Development Authority
5.00%, 06/01/2028	9,290,000	11,766,993
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	482,740
6.00%, 12/01/2042	550,000	588,660
5.50%, 12/01/2043	1,000,000	1,074,110
State of Ohio
4.00%, 09/01/2021	3,980,000	4,209,606
5.00%, 08/01/2024	2,500,000	2,946,800
5.00%, 01/01/2030	1,170,000	1,456,638
5.00%, 10/01/2035	1,410,000	1,700,827
University of Akron
5.00%, 01/01/2037	6,675,000	7,767,030
University of Cincinnati
5.00%, 06/01/2028	250,000	308,986
5.00%, 06/01/2029	400,000	491,805

		94,265,498

Oklahoma—0.91%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,903,767
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,701,885
5.00%, 09/01/2026	1,725,000	2,104,241
5.00%, 09/01/2028	1,000,000	1,209,910
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	420,148
5.00%, 09/01/2025	300,000	351,726
5.00%, 09/01/2026	375,000	448,234
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,944,536
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	598,332
5.00%, 12/01/2025	545,000	646,882
5.00%, 12/01/2026	320,000	387,334
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	463,567
5.00%, 09/01/2030	1,235,000	1,507,083
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,136,840
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,398,795
5.00%, 07/01/2026	2,195,000	2,633,429
5.00%, 07/01/2030	1,350,000	1,649,201
5.00%, 07/01/2032	2,960,000	3,575,650
5.00%, 07/01/2035	3,240,000	3,867,329
5.00%, 07/01/2043	1,065,000	1,247,381
Oklahoma County Finance Authority
5.70%, 04/01/2025	475,000	475,233
5.13%, 04/01/2042	1,900,000	1,827,059
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,278,727
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,058,950
4.00%, 12/01/2022	530,000	574,854
4.00%, 06/01/2023	1,305,000	1,429,862
5.00%, 08/15/2029	420,000	507,629
5.00%, 08/15/2033	200,000	237,110
5.25%, 08/15/2048	1,500,000	1,757,985
5.50%, 08/15/2052	830,000	986,414
5.50%, 08/15/2057	1,000,000	1,184,090
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,338,557
5.00%, 06/01/2033	1,240,000	1,469,822
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	256,278
5.00%, 11/15/2029	400,000	459,984

		48,038,824

Oregon—0.60%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,322
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,291,870
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	235,556
5.00%, 09/01/2032	270,000	316,699
5.00%, 09/01/2046	1,000,000	1,143,360

Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,016,350
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,139,230
5.00%, 07/01/2033	3,485,000	3,963,107
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035	12,780,000	15,519,649
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,905,411
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,102,646

		31,754,200

Pennsylvania—4.69%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,832,434
5.00%, 07/15/2034	5,000,000	6,193,600
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(2)	1,545,000	1,642,026
5.00%, 05/01/2025	1,000,000	1,071,380
5.00%, 05/01/2032(2)	2,025,000	2,293,616
5.00%, 05/01/2042(2)	1,345,000	1,474,349
Capital Region Water
5.00%, 07/15/2023	1,750,000	1,986,162
5.00%, 07/15/2025	1,000,000	1,186,890
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	498,069
5.00%, 07/15/2028	350,000	427,105
Chester County Industrial Development Authority
4.38%, 03/01/2028(2)	175,000	180,775
5.00%, 03/01/2038(2)	525,000	552,484
5.13%, 03/01/2048(2)	1,050,000	1,103,508
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,254,257
5.00%, 08/01/2023	4,000,000	4,557,280
5.00%, 07/15/2026	2,475,000	2,814,248
5.00%, 08/01/2027	1,500,000	1,859,745
5.00%, 08/01/2028	6,000,000	7,044,360
5.00%, 08/01/2031	8,000,000	9,656,240
5.00%, 08/01/2031	500,000	648,405
5.00%, 08/01/2033	2,000,000	2,389,700
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,199,150
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,435,746
5.00%, 11/01/2027	1,540,000	1,929,066
5.00%, 11/01/2032	1,000,000	1,213,080
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,824,030
Coatesville School District
5.00%, 08/01/2025	875,000	1,028,519
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	842,872
5.00%, 06/01/2027	750,000	911,550
5.00%, 06/01/2027	2,165,000	2,594,688
5.00%, 06/01/2027	1,500,000	1,818,210
5.00%, 06/01/2028	2,500,000	3,073,050
5.00%, 06/01/2030	1,750,000	2,183,352
5.00%, 06/01/2035	325,000	387,228
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,094,198

5.00%, 11/01/2020	2,800,000	2,924,404
5.00%, 08/15/2021	1,015,000	1,093,531
5.00%, 11/01/2021	2,000,000	2,153,980
5.00%, 09/15/2022	1,750,000	1,952,230
5.00%, 02/01/2023	895,000	1,009,641
5.00%, 03/15/2023	9,970,000	11,288,134
5.00%, 01/01/2027	2,095,000	2,582,381
5.00%, 03/15/2031	430,000	499,634
County of Luzerne PA
5.00%, 12/15/2029	750,000	895,553
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	175,370
Dauphin County General Authority
5.00%, 06/01/2020	815,000	840,257
5.00%, 06/01/2035	1,000,000	1,165,310
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,358,104
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,300,805
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	4,030,743
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,202,900
5.00%, 04/01/2030	2,805,000	3,356,856
Franklin County Industrial Development Authority/PA
5.00%, 12/01/2053	500,000	543,535
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,398,199
5.00%, 06/01/2044	1,085,000	1,304,973
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	289,493
5.00%, 07/01/2023	325,000	357,971
5.00%, 07/01/2030	780,000	894,161
5.00%, 07/01/2034	2,000,000	2,243,540
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	833,884
5.00%, 07/01/2031	450,000	488,232
5.00%, 12/01/2032	250,000	269,975
5.00%, 12/01/2037	820,000	865,444
5.00%, 07/01/2045	1,970,000	2,103,330
5.00%, 12/01/2047	2,010,000	2,068,129
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,000,000	1,006,020
1.80%, 09/01/2029(1)	1,925,000	1,926,617
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,150,290
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	524,106
5.00%, 10/01/2023	50,000	55,124
5.00%, 09/01/2024	410,000	478,540
5.00%, 10/01/2028	1,000,000	1,144,530
5.00%, 09/01/2032	1,000,000	1,229,080
5.00%, 09/01/2033	305,000	373,552
5.00%, 10/01/2036	1,320,000	1,463,524
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,806,850
5.25%, 01/01/2040	1,510,000	1,543,220
5.38%, 01/01/2050	500,000	512,775
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,125,590

4.00%, 05/01/2036	705,000	790,721
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	525,102
2.75% (1 Month LIBOR USD + 1.04%), 08/15/2048(3)	1,625,000	1,628,006
4.00%, 08/15/2048	470,000	493,726
Pennsylvania Economic Development Financing Authority
2.15%, 11/01/2021	2,405,000	2,422,484
1.75%, 12/01/2030(1)	4,000,000	4,000,000
1.70%, 08/01/2037(1)	1,000,000	999,250
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,206,520
5.00%, 06/15/2024	3,005,000	3,493,823
5.00%, 06/15/2025	1,855,000	2,202,163
5.00%, 08/15/2029	1,600,000	1,970,912
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,545,359
5.00%, 09/01/2021	1,400,000	1,510,544
5.00%, 09/01/2022	2,295,000	2,557,158
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,372,960
5.00%, 06/01/2032	2,000,000	2,358,480
5.00%, 06/01/2033	3,155,000	3,710,312
5.00%, 12/01/2034	1,000,000	1,205,650
5.00%, 06/01/2036	5,000,000	5,739,700
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	226,439
5.00%, 07/01/2032	600,000	659,232
5.00%, 07/01/2037	150,000	162,099
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	829,208
Pittsburgh Housing Authority
1.40%, 10/01/2021(1)	1,500,000	1,498,650
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000,000	1,216,290
Reading School District
5.00%, 02/01/2020	1,000,000	1,019,730
5.00%, 02/01/2020	1,000,000	1,019,730
5.00%, 02/01/2021	1,000,000	1,050,590
5.00%, 02/01/2022	1,920,000	2,073,600
5.00%, 03/01/2035	1,100,000	1,294,073
5.00%, 03/01/2036	1,250,000	1,466,338
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,464,881
School District of Philadelphia
5.25%, 09/01/2023	1,750,000	1,822,450
5.00%, 09/01/2026	1,580,000	1,893,219
5.00%, 09/01/2030	15,000	18,496
5.00%, 09/01/2030	3,985,000	4,686,798
5.00%, 09/01/2031	1,000,000	1,170,570
5.00%, 09/01/2031	1,200,000	1,450,392
5.00%, 09/01/2032	1,200,000	1,445,280
Scranton School District/PA
5.00%, 06/01/2033	530,000	636,620
5.00%, 06/01/2035	515,000	614,060
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,060,413
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,116,428
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,648,337

5.00%, 12/01/2022	7,370,000	8,165,518
5.00%, 04/01/2023	2,500,000	2,719,750
5.00%, 06/15/2025	3,000,000	3,518,760
5.00%, 06/01/2026	180,000	210,733
5.00%, 06/01/2029	500,000	627,290
5.25%, 09/15/2030	1,000,000	1,217,610
5.00%, 12/01/2032	3,060,000	3,583,505
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,136,850
5.00%, 01/01/2038	2,125,000	2,403,460
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	721,079
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,343,976
5.00%, 02/15/2028	400,000	460,743

		246,417,956

Puerto Rico—0.64%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	600,000
6.13%, 07/01/2024	330,000	341,138
5.00%, 07/01/2033	1,320,000	1,328,250
5.13%, 07/01/2037	1,465,000	1,474,156
5.25%, 07/01/2042	990,000	998,663
6.00%, 07/01/2044	2,000,000	2,015,000
5.13%, 07/01/2047	1,000,000	1,019,479
Puerto Rico Electric Power Authority
3.70%, 07/01/2017(5)	20,000	15,050
5.00%, 07/01/2019	1,500,000	1,500,000
5.25%, 07/01/2019(5)	270,000	211,612
5.50%, 07/01/2019	500,000	500,000
5.25%, 07/01/2023(5)	3,495,000	2,743,575
5.00%, 07/01/2024(5)	340,000	266,050
5.25%, 07/01/2024(5)	25,000	19,625
5.00%, 07/01/2026(5)	30,000	23,475
5.25%, 07/01/2026(5)	555,000	435,675
5.00%, 07/01/2027(5)	25,000	19,562
5.00%, 07/01/2027(5)	15,000	11,738
5.25%, 07/01/2027(5)	650,000	510,250
5.25%, 07/01/2027(5)	30,000	23,550
5.00%, 07/01/2028(5)	30,000	23,475
5.00%, 07/01/2028(5)	50,000	39,125
5.25%, 07/01/2028(5)	60,000	47,100
7.25%, 07/01/2030(5)	265,000	213,325
5.00%, 07/01/2032(5)	50,000	39,125
5.25%, 07/01/2033(5)	95,000	74,575
5.75%, 07/01/2036(5)	1,300,000	1,028,625
5.00%, 07/01/2037(5)	1,565,000	1,224,613
5.25%, 07/01/2040(5)	70,000	54,950
5.05%, 07/01/2042(5)	120,000	93,900
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	12,091,000	10,276,745
0.00%, 07/01/2027	407,000	311,526
0.00%, 07/01/2029	1,569,000	1,099,555
0.00%, 07/01/2031	1,410,000	882,210
0.00%, 07/01/2033	454,000	253,518
4.50%, 07/01/2034	2,476,000	2,554,737
5.00%, 07/01/2058	1,600,000	1,600,000

		33,873,952

Rhode Island—0.21%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,351,356
Rhode Island Commerce Corp.
5.00%, 06/15/2020	3,000,000	3,102,720
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	804,118
5.00%, 09/01/2036	100,000	111,669
5.00%, 05/15/2039	700,000	790,370
Rhode Island Housing & Mortgage Finance Corp./RI
4.00%, 10/01/2049	610,000	667,120
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	690,744
5.00%, 12/01/2025	750,000	878,340
5.00%, 12/01/2026	1,000,000	1,189,880
5.00%, 12/01/2027	800,000	964,760
3.50%, 12/01/2034	650,000	674,297

		11,225,374

South Carolina—1.48%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	503,250
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	277,480
5.00%, 11/01/2023	300,000	341,880
5.00%, 11/01/2024	780,000	910,580
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	38,245,000	41,881,717
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	635,443
4.00%, 12/01/2021	1,895,000	1,989,333
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,204,330
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	783,657
6.00%, 02/01/2035(2)	525,000	545,680
5.00%, 05/01/2037	500,000	538,305
5.00%, 05/01/2042	500,000	532,265
5.00%, 05/01/2043	4,675,000	5,443,149
6.25%, 02/01/2045(2)	995,000	1,035,696
5.00%, 04/01/2047	2,000,000	2,116,960
5.00%, 04/01/2052	1,750,000	1,840,475
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,318,324
5.00%, 12/01/2032	1,500,000	1,765,755
5.00%, 12/01/2035	1,500,000	1,763,070
5.00%, 12/01/2041	3,000,000	3,480,720
5.75%, 12/01/2043	2,000,000	2,375,820
5.00%, 12/01/2049	1,900,000	2,101,343
5.00%, 12/01/2050	2,665,000	2,997,405
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	920,000	1,015,386
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	366,723

		77,764,746

South Dakota—0.09%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	782,190
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	943,408
5.00%, 11/01/2030	1,000,000	1,172,910
5.00%, 11/01/2042	145,000	157,345
5.00%, 11/01/2045	1,500,000	1,697,985

		4,753,838

Tennessee—1.74%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,305,683
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2019	600,000	602,292
5.00%, 10/01/2021	1,000,000	1,070,170
5.00%, 10/01/2022	325,000	357,168
5.00%, 10/01/2030	500,000	567,400
5.00%, 10/01/2032	1,215,000	1,360,934
5.00%, 10/01/2035	2,260,000	2,498,566
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,082,101
5.00%, 07/01/2035	1,275,000	1,510,620
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,124,900
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,009,161
5.00%, 04/01/2024	1,000,000	1,124,210
5.00%, 04/01/2027	1,740,000	2,050,120
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	322,925
5.50%, 07/01/2037	600,000	654,222
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1.88%, 07/01/2021(1)	2,400,000	2,402,712
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(2)	1,050,000	1,127,669
5.13%, 06/01/2036(2)	3,290,000	3,575,408
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(2)	1,590,000	1,606,106
Tennergy Corp./TN
5.00%, 02/01/2050(1)	11,590,000	13,389,116
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725,000	3,232,259
4.00%, 05/01/2048(1)	8,885,000	9,524,365
4.00%, 11/01/2049(1)	7,070,000	7,790,574
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,137,750

		91,426,431

Texas—11.85%
Alamito Public Facility Corp.
2.25%, 06/01/2021(1)	3,000,000	3,016,920
2.50%, 11/01/2021(1)	15,000,000	15,234,450
1.95%, 04/01/2036(1)	7,000,000	7,016,730
Alamo Community College District
4.00%, 02/15/2021	715,000	746,181
3.00%, 08/15/2021	7,695,000	7,966,403
4.00%, 02/15/2022	665,000	710,679
4.00%, 02/15/2023	1,000,000	1,091,950
3.00%, 11/01/2046(1)	2,100,000	2,108,778
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	502,240
5.00%, 08/01/2028	310,000	385,603
5.00%, 08/01/2031	565,000	690,871
5.00%, 08/01/2031	300,000	366,834
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	275,032
5.00%, 01/01/2025	150,000	171,468
5.00%, 01/01/2028	400,000	478,548
5.00%, 01/01/2029	425,000	504,250

5.00%, 01/01/2030	720,000	835,423
5.00%, 01/01/2032	1,700,000	2,000,356
5.00%, 01/01/2034	730,000	836,865
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,609,737
5.00%, 10/01/2025	1,780,000	2,100,738
5.00%, 10/01/2026	1,400,000	1,684,186
5.00%, 10/01/2028	1,925,000	2,348,365
5.00%, 10/01/2030	2,175,000	2,625,725
5.00%, 10/01/2033	2,000,000	2,382,260
5.00%, 10/01/2034	2,000,000	2,373,760
5.00%, 10/01/2036	1,000,000	1,179,520
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,131,700
5.00%, 05/01/2024	1,000,000	1,162,000
5.00%, 05/01/2025	1,000,000	1,188,140
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	580,755
5.00%, 12/01/2045	290,000	307,478
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,214,700
5.00%, 01/01/2022	500,000	539,265
5.00%, 01/01/2024	175,000	198,191
5.00%, 01/01/2025	225,000	260,743
5.00%, 01/01/2028	300,000	353,613
5.75%, 01/01/2031	2,210,000	2,351,595
5.00%, 01/01/2034	1,475,000	1,685,232
5.00%, 01/01/2040	2,250,000	2,558,992
6.00%, 01/01/2041	2,925,000	3,123,227
5.00%, 01/01/2042	1,335,000	1,443,295
5.00%, 01/01/2046	1,600,000	1,805,904
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,793,300
5.00%, 08/15/2042	1,400,000	1,554,252
City of Arlington TX
5.00%, 02/15/2045	530,000	553,527
City of Austin TX
5.00%, 09/01/2033	2,920,000	3,479,443
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	287,342
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,091,910
5.00%, 02/15/2024	1,055,000	1,218,472
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	638,252
5.00%, 10/01/2031	800,000	966,048
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,685,402
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,127,840
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	863,240
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,225,213
5.00%, 03/01/2025	750,000	889,417
5.00%, 03/01/2029	1,000,000	1,222,750
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	2,000,000	2,179,920
5.00%, 07/01/2027	3,000,000	3,728,850
5.00%, 07/01/2029	1,000,000	1,234,460

5.00%, 07/01/2031	1,750,000	2,132,637
5.00%, 07/01/2032	1,750,000	2,125,025
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	223,552
5.00%, 11/15/2023	225,000	258,826
5.00%, 05/15/2028	410,000	473,862
5.00%, 11/15/2030	2,005,000	2,525,398
5.00%, 11/15/2033	6,220,000	6,711,193
5.00%, 11/15/2033	1,325,000	1,429,635
5.00%, 11/15/2033	400,000	479,264
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,535,939
City of San Antonio TX
5.00%, 08/01/2036	5,000,000	6,159,600
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2023	4,000,000	4,507,880
5.00%, 02/01/2030	1,000,000	1,239,980
2.00%, 02/01/2033(1)	1,115,000	1,122,415
3.00%, 12/01/2045(1)	5,150,000	5,251,095
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,973,665
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	2,250,000	2,451,577
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,434,437
5.00%, 08/15/2033	2,955,000	3,676,256
4.00%, 08/15/2034	2,310,000	2,610,277
4.00%, 08/15/2036	2,580,000	2,886,220
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,086,650
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,645,826
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,846,590
5.00%, 02/15/2031	1,280,000	1,519,949
County of Travis TX
5.00%, 03/01/2038	12,555,000	15,488,601
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,059,420
1.85%, 08/15/2034(1)	5,000,000	5,000,800
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	470,000	569,931
1.40%, 02/15/2040(1)	1,000,000	999,770
2.13%, 02/15/2040(1)	10,000,000	10,105,500
1.40%, 02/15/2044(1)	1,000,000	999,770
5.00%, 02/15/2044	585,000	656,920
Dallas County Community College District
5.00%, 02/15/2022	7,665,000	8,377,768
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,292,805
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,352,372
5.00%, 02/15/2036(1)	85,000	93,027
5.00%, 02/15/2036	1,045,000	1,142,258
5.00%, 02/15/2036(1)	4,355,000	4,741,158
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,167,970
Dallas Performing Arts Cultural Facilities Corp.
1.95%, 09/01/2041(1)	1,575,000	1,575,000

Dallas/Fort Worth International Airport
5.00%, 11/01/2032	7,200,000	7,495,416
5.00%, 11/01/2037	10,100,000	10,729,432
5.00%, 11/01/2038	3,110,000	3,302,353
5.00%, 11/01/2044	300,000	326,448
Denton Independent School District
0.00%, 08/15/2025	500,000	450,810
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,375,844
Fort Bend Independent School District
1.35%, 08/01/2042(1)	495,000	494,629
1.50%, 08/01/2042(1)	980,000	977,070
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	492,700
5.00%, 02/15/2026	1,365,000	1,664,058
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,765,334
5.00%, 10/01/2031	2,630,000	3,260,621
5.00%, 10/01/2033	1,205,000	1,483,066
5.00%, 10/01/2034	1,500,000	1,837,860
5.00%, 10/01/2052(1)	9,610,000	10,910,617
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	692,188
5.00%, 07/01/2032	2,595,000	2,866,671
5.00%, 07/01/2042	25,000	27,617
Gulf Coast Authority
2.15%, 05/01/2028(1)	4,000,000	4,011,960
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,576,231
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2043	180,000	188,633
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	2,988,508
Houston Independent School District
3.00%, 02/15/2022	7,085,000	7,397,307
5.00%, 02/15/2030	1,000,000	1,195,380
2.40%, 06/01/2030(1)	7,000,000	7,115,710
2.25%, 06/01/2039(1)	5,000,000	5,095,550
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	850,000	929,730
5.25%, 11/01/2040	3,015,000	3,133,399
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,103,726
5.00%, 05/15/2021	800,000	853,864
5.00%, 05/15/2022	1,025,000	1,128,238
5.00%, 05/15/2036	1,425,000	1,754,118
5.00%, 05/15/2037	1,500,000	1,789,920
Midlothian Independent School District
2.50%, 08/01/2052(1)	8,280,000	8,375,468
Mission Economic Development Corp.
1.75%, 01/01/2020(1)	13,180,000	13,180,000
2.50%, 08/01/2020	3,000,000	3,002,220
1.90%, 01/01/2026(1)	5,000,000	5,001,400
4.63%, 10/01/2031(2)	4,055,000	4,339,174
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	56,426
5.00%, 09/15/2033	55,000	62,024
5.00%, 09/15/2034	55,000	61,851
5.00%, 09/15/2035	55,000	61,664
5.00%, 09/15/2036	75,000	83,888
5.00%, 09/15/2038	125,000	138,901

5.00%, 09/15/2043	380,000	419,026
5.00%, 09/15/2048	1,070,000	1,176,636
Nacogdoches Independent School District
5.00%, 02/15/2049	5,220,000	6,198,489
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	853,852
5.00%, 08/15/2026	200,000	244,352
5.00%, 08/15/2027	375,000	466,234
5.00%, 08/15/2030	3,500,000	4,264,575
5.00%, 04/01/2031	335,000	346,008
5.00%, 10/01/2031	160,000	174,749
5.00%, 11/01/2031	1,000,000	1,114,230
5.00%, 10/01/2034	185,000	199,915
5.00%, 07/01/2035	2,100,000	1,952,979
5.00%, 04/01/2036	355,000	361,482
5.00%, 10/01/2039	250,000	267,158
5.00%, 11/01/2040	1,100,000	1,209,956
5.00%, 07/01/2047	1,075,000	1,009,565
5.00%, 04/01/2048	1,250,000	1,252,738
5.25%, 10/01/2049	575,000	623,467
5.50%, 11/15/2052	250,000	263,115
5.00%, 07/01/2058	275,000	308,880
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	588,259
North East Independent School District/TX
1.42%, 08/01/2040(1)	475,000	472,516
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,279,733
5.00%, 06/01/2028	1,050,000	1,304,741
5.00%, 06/01/2029	600,000	742,182
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	263,585
5.00%, 01/01/2030	6,250,000	7,096,250
5.00%, 01/01/2030	75,000	88,553
5.00%, 01/01/2031	1,900,000	2,149,660
5.00%, 01/01/2031	1,100,000	1,342,759
5.00%, 01/01/2031	500,000	592,470
5.00%, 01/01/2031	105,000	123,369
5.00%, 01/01/2032	1,100,000	1,334,641
5.00%, 01/01/2033	3,150,000	3,631,730
5.00%, 01/01/2033	1,250,000	1,511,888
5.00%, 01/01/2033	500,000	595,725
5.00%, 01/01/2034	1,400,000	1,687,672
5.00%, 01/01/2035	1,500,000	1,801,785
5.00%, 01/01/2036	550,000	641,801
5.00%, 01/01/2039	170,000	196,671
6.25%, 01/01/2039	65,000	65,222
5.00%, 01/01/2040	2,000,000	2,199,360
5.00%, 01/01/2043	3,600,000	4,253,256
Northside Independent School District
2.75%, 08/01/2048(1)	4,325,000	4,517,246
Permanent University Fund—University of Texas System
5.00%, 07/01/2029	235,000	286,416
Pflugerville Independent School District
2.50%, 02/15/2039(1)	7,500,000	7,767,750
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,095,440
Port of Arthur Navigation District Industrial Development Corp.
2.02%, 05/01/2040(1)	9,000,000	9,000,000

Port of Port Arthur Navigation District
2.00%, 10/01/2024(1)	4,000,000	4,000,000
Prosper Independent School District
5.00%, 02/15/2040	1,000,000	1,228,230
5.00%, 02/15/2044	515,000	628,558
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	932,640
San Antonio Water System
5.00%, 05/15/2032	3,000,000	3,372,330
State of Texas
4.00%, 08/29/2019	14,100,000	14,154,567
4.00%, 08/01/2021	1,240,000	1,304,914
5.00%, 08/01/2025	2,035,000	2,319,371
5.00%, 08/01/2026	1,000,000	1,163,180
5.00%, 04/01/2027	5,000,000	6,090,650
1.85%, 08/01/2029(1)	955,000	957,330
2.25%, 08/01/2029(1)	4,295,000	4,330,262
5.00%, 10/01/2030	10,000,000	11,663,700
5.50%, 08/01/2032	1,000,000	1,218,360
4.00%, 10/01/2032	1,200,000	1,310,748
5.00%, 10/01/2036	800,000	970,096
5.00%, 04/01/2039	20,000,000	22,764,200
2.20% (SIFMA Municipal Swap Index + 0.30%), 10/01/2041(3)	10,000,000	9,975,700
5.00%, 04/01/2042	2,755,000	2,993,748
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	327,756
5.00%, 07/01/2026	1,775,000	2,141,129
5.00%, 11/15/2035	1,015,000	1,027,079
5.00%, 11/15/2035	1,750,000	1,732,535
5.00%, 11/15/2040	1,800,000	1,756,044
8.25%, 11/15/2044(5)	500,000	450,000
5.00%, 11/15/2045	1,175,000	1,164,731
5.00%, 11/15/2046	1,615,000	1,795,282
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,459,597
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,680,000	1,681,277
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	500,607
5.25%, 12/15/2025	3,000,000	3,582,930
6.25%, 12/15/2026	8,075,000	9,435,315
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,474,400
5.00%, 12/15/2032	3,000,000	3,262,890
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	955,245
5.00%, 09/01/2034	945,000	980,759
5.00%, 09/01/2035	1,200,000	1,245,384
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2050	2,410,000	2,656,133
5.00%, 12/31/2055	2,755,000	3,027,883
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,900,967
4.00%, 02/01/2033	3,200,000	3,660,032
Texas State University System
5.00%, 03/15/2026	800,000	977,184
5.00%, 03/15/2029	610,000	750,294
5.00%, 03/15/2032	1,325,000	1,605,291
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	619,538
0.00%, 08/01/2037	725,000	353,300

0.00%, 08/01/2038	800,000	368,336
0.00%, 08/01/2039	710,000	309,375
0.00%, 08/01/2040	1,500,000	616,995
5.00%, 08/01/2057	2,930,000	3,377,880
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,777,317
Texas Water Development Board
5.00%, 04/15/2030	7,000,000	8,911,070
5.00%, 10/15/2031	2,000,000	2,474,900
4.00%, 10/15/2032	2,000,000	2,288,540
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	105,000	108,904
University of Houston
5.00%, 02/15/2030	860,000	1,026,255
University of Texas System
5.00%, 08/15/2021	505,000	544,405
University of Texas Revenues
4.00%, 08/15/2036	10,785,000	11,717,795
Uptown Development Authority
5.00%, 09/01/2033	715,000	812,770

		622,171,976

Utah—0.28%
City of Murray UT
1.89%, 05/15/2036(1)	3,000,000	3,000,000
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,180,850
5.00%, 07/01/2026	1,700,000	2,048,194
5.00%, 07/01/2026	3,000,000	3,614,460
5.25%, 07/01/2048	3,000,000	3,594,120
Utah Charter School Finance Authority
4.50%, 06/15/2027(2)	1,000,000	1,033,070

		14,470,694

Vermont—0.09%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,172,240
5.00%, 10/15/2029	890,000	1,036,076
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	928,568
5.00%, 06/15/2026	500,000	590,415
5.00%, 06/15/2027	700,000	822,213

		4,549,512

Virgin Islands—0.06%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,258,390

Virginia—1.57%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	3,000,000	3,405,300
5.00%, 07/01/2051	1,095,000	1,234,580
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,841,742
County of Botetourt VA
4.75%, 07/01/2023	100,000	103,499
6.00%, 07/01/2034	1,500,000	1,678,575
County of Loudoun VA
5.00%, 12/01/2023	825,000	956,736
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,281,537
5.00%, 05/15/2044	975,000	1,085,155
Franklin County Industrial Development Authority/VA
3.00%, 10/15/2023	2,000,000	2,035,080

Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	570,570
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,034,550
5.00%, 07/01/2047	2,000,000	2,065,660
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,374,125
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,073,000
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070,000	3,070,583
5.00%, 01/01/2046	240,000	252,463
5.00%, 01/01/2049	500,000	533,120
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	178,112
5.00%, 06/15/2033	150,000	175,746
5.00%, 06/15/2034	500,000	583,280
4.00%, 06/15/2037	50,000	52,844
Tobacco Settlement Financing Corp./VA
0.00%, 06/01/2047	3,000,000	318,330
Virginia College Building Authority
5.00%, 02/01/2023	700,000	790,188
5.00%, 09/01/2023	1,000,000	1,150,280
5.00%, 02/01/2024	2,475,000	2,875,777
5.00%, 02/01/2026	1,000,000	1,218,690
5.00%, 02/01/2030	1,500,000	1,888,725
5.00%, 07/01/2030(2)	500,000	541,660
5.25%, 07/01/2035(2)	1,000,000	1,082,120
5.00%, 07/01/2045(2)	500,000	525,880
5.00%, 07/01/2045(2)	1,000,000	1,051,760
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,098,780
5.00%, 09/15/2023	2,500,000	2,880,075
5.00%, 05/15/2026	3,000,000	3,691,890
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,128,350
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,656,895
5.00%, 08/01/2022	1,050,000	1,167,611
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,790,420
5.00%, 08/01/2022	3,275,000	3,639,737
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,063,560
5.00%, 01/01/2040	3,540,000	3,747,656
5.00%, 01/01/2040	4,135,000	4,377,559
5.50%, 01/01/2042	6,590,000	7,145,537
5.00%, 01/01/2048(1)(2)	500,000	521,680
5.00%, 12/31/2049	500,000	563,040
5.00%, 12/31/2052	880,000	989,630
5.00%, 12/31/2056	4,455,000	4,996,683
Wise County Industrial Development Authority
1.88%, 11/01/2040(1)	5,000,000	5,015,550

		82,504,320

Washington—2.45%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,089,010
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,452,580

Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,130,458
City of Kent WA
5.00%, 12/01/2027	695,000	850,895
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,849,185
2.39% (SIFMA Municipal Swap Index + 0.49%), 11/01/2046(3)	5,000,000	5,000,700
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	795,292
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	545,546
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	463,063
5.00%, 01/01/2023	750,000	842,865
County of King WA
1.95%, 01/01/2046(1)	3,000,000	3,000,000
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	806,386
5.00%, 12/01/2031	925,000	1,154,261
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,332,560
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,319,990
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,967,648
5.00%, 12/01/2036	3,205,000	3,928,272
5.00%, 12/01/2037	1,425,000	1,740,979
5.00%, 12/01/2038	865,000	1,054,063
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,235,512
Port of Seattle WA
5.00%, 04/01/2034	1,000,000	1,131,400
5.00%, 01/01/2037	3,500,000	4,186,700
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,826,248
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,381,726
State of Washington
5.00%, 09/01/2021	2,670,000	2,879,034
5.00%, 08/01/2027	550,000	659,780
5.00%, 08/01/2027	235,000	289,031
5.00%, 08/01/2028	235,000	287,753
5.00%, 08/01/2030	235,000	284,077
5.00%, 07/01/2031	5,000,000	5,823,550
5.00%, 07/01/2032	1,235,000	1,557,174
5.00%, 08/01/2032	1,505,000	1,881,355
5.00%, 08/01/2033	4,335,000	5,381,729
5.00%, 06/01/2034	660,000	813,417
5.00%, 02/01/2036	1,800,000	2,148,714
5.00%, 07/01/2036	1,505,000	1,866,411
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2029	675,000	860,531
5.00%, 12/01/2031	1,100,000	1,380,126
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	554,200
5.00%, 06/01/2024	1,000,000	1,106,420
Washington Health Care Facilities Authority
5.00%, 08/15/2022	1,200,000	1,330,572
5.00%, 08/15/2023	650,000	741,358
5.00%, 10/01/2024	465,000	516,778
5.00%, 07/01/2025	360,000	426,906

5.00%, 07/01/2029	115,000	141,802
5.00%, 07/01/2030	410,000	503,398
5.00%, 08/15/2030	1,000,000	1,167,160
5.00%, 08/15/2031	845,000	981,003
5.00%, 08/15/2032	385,000	445,237
5.00%, 07/01/2034	105,000	125,801
5.00%, 10/01/2038	11,320,000	12,661,194
2.95% (SIFMA Municipal Swap Index + 1.05%), 01/01/2042(3)	5,000,000	5,073,950
5.00%, 07/01/2042	2,060,000	2,397,140
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,154,453
5.00%, 10/01/2033	735,000	839,421
Washington State Housing Finance Commission
4.00%, 07/01/2026(2)	1,230,000	1,268,364
5.00%, 07/01/2031(2)	1,000,000	1,085,040
2.45% (SIFMA Municipal Swap Index + 0.55%), 12/01/2048(3)	10,000,000	10,001,400
5.00%, 07/01/2053(2)	400,000	418,580
Washington State University
5.00%, 04/01/2029	1,285,000	1,461,636
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,265,260

		128,865,094

West Virginia—0.24%
Monongalia County Commission Special District
5.50%, 06/01/2037(2)	200,000	216,085
5.75%, 06/01/2043(2)	200,000	216,482
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,299,468
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,566,700
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	928,454
1.70%, 01/01/2041(1)	1,515,000	1,513,243
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	752,356
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2020	500,000	517,915
5.00%, 07/01/2022	695,000	768,677
5.00%, 07/01/2024	500,000	584,630
5.00%, 07/01/2032	940,000	1,118,271

		12,482,281

Wisconsin—2.08%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	676,127
5.00%, 11/15/2032	500,000	590,295
Public Finance Authority
5.00%, 05/15/2021(2)	185,000	192,459
1.95%, 06/01/2023(1)	3,000,000	3,000,990
3.95%, 11/15/2024(2)	40,000	40,174
1.95%, 10/01/2025(1)	5,000,000	5,001,650
5.00%, 12/01/2025	1,000,000	1,144,730
4.13%, 05/01/2026(2)	775,000	781,626
5.00%, 05/15/2028(2)	200,000	220,622
5.00%, 06/15/2034	500,000	578,960
5.00%, 07/01/2035	5,000,000	6,012,600
4.00%, 08/01/2035	5,250,000	5,393,325
5.25%, 05/15/2037(2)	500,000	547,480
5.20%, 06/01/2037	500,000	506,445
5.00%, 06/15/2037(2)	1,130,000	1,155,312
5.00%, 07/01/2037	825,000	886,372

6.25%, 01/01/2038(2)	1,200,000	1,296,384
5.00%, 06/15/2039	500,000	568,875
5.00%, 06/15/2039(2)	410,000	432,501
5.00%, 01/01/2042	600,000	651,540
5.25%, 05/15/2042(2)	60,000	65,068
5.00%, 10/01/2043(2)	170,000	186,373
5.25%, 10/01/2043	2,105,000	2,400,353
5.00%, 10/01/2044	2,015,000	2,378,869
5.25%, 05/15/2047(2)	60,000	64,870
5.30%, 06/01/2047	500,000	506,420
6.38%, 01/01/2048(2)	800,000	855,936
5.00%, 10/01/2048(2)	705,000	770,819
5.25%, 10/01/2048	2,105,000	2,391,091
5.00%, 06/15/2049	1,100,000	1,233,221
5.00%, 06/15/2049(2)	420,000	439,555
5.25%, 05/15/2052(2)	115,000	124,019
5.00%, 10/01/2053(2)	1,175,000	1,281,244
5.00%, 06/15/2054(2)	455,000	472,709
5.00%, 05/01/2055(2)	2,000,000	2,121,040
State of Wisconsin
5.00%, 11/01/2022	2,545,000	2,850,273
5.00%, 05/01/2023	2,000,000	2,273,800
5.00%, 05/01/2023	4,000,000	4,547,600
5.00%, 05/01/2024	7,470,000	8,737,136
5.00%, 05/01/2025	5,335,000	6,394,638
4.00%, 05/01/2030	5,000,000	5,316,600
4.00%, 05/01/2032	2,000,000	2,118,780
5.00%, 05/01/2034	2,400,000	2,850,864
Sun Prairie Area School District/WI
3.00%, 12/31/2019	1,600,000	1,603,839
University of Wisconsin Hospitals & Clinics
1.93%, 04/01/2048(1)	5,000,000	5,000,000
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,242,602
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	594,930
5.00%, 12/01/2022	560,000	622,418
4.00%, 02/15/2025	270,000	305,308
5.00%, 04/01/2025	2,000,000	2,370,439
4.00%, 02/15/2026	510,000	581,395
5.00%, 04/01/2026	1,000,000	1,209,200
5.00%, 02/15/2027	300,000	359,424
5.00%, 04/01/2027	1,700,000	2,091,867
5.00%, 04/01/2028	900,000	1,122,138
5.00%, 04/01/2030	1,670,000	2,084,444
4.00%, 02/15/2031	460,000	524,395
4.00%, 02/15/2033	550,000	626,995
5.00%, 09/01/2036	335,000	376,064
5.00%, 09/15/2037	650,000	677,060
5.00%, 09/15/2050	645,000	672,729
2.55% (SIFMA Municipal Swap Index + 0.65%), 08/15/2054(3)	4,000,000	4,014,560
5.00%, 08/15/2054(1)	1,260,000	1,372,543

		109,512,095

Total Municipal Bonds (Cost: $4,996,772,366)		5,183,936,083

	Shares	Value
SHORT-TERM INVESTMENTS—1.21%
Money Market Funds—1.07%
Fidelity Institutional Money Market Government Fund—Class I, 2.29%(4)	55,961,048	55,961,048

Total Money Market Funds (Cost: $55,961,048)		55,961,048

	Principal Amount	Value
Time Deposits—0.14%
Citibank, New York, 1.91% due 7/1/2019	$7,396,577	7,396,577
J.P. Morgan, New York, 1.91% due 7/1/2019	200,866	200,866

Total Time Deposits (Cost: $7,597,443)		7,597,443

Total Short-Term Investments (Cost: $63,558,491)		63,558,491

TOTAL INVESTMENTS IN SECURITIES—99.90% (Cost: $5,060,330,857)		5,247,494,574

OTHER ASSETS IN EXCESS OF LIABILITIES—0.10%		5,260,772

TOTAL NET ASSETS—100.00%		$5,252,755,346

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2019.
(2)

Security purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security total $127,251,225, which represents 2.42% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security in default as of June 30, 2019. The value of this security totals $7,568,975, which represents 0.14% of total net assets.

% of Net Assets
MUNICIPAL BONDS
Education	8.61%
General Obligation	21.33%
General Revenue	26.66%
Healthcare	15.37%
Housing	3.65%
Transportation	14.22%
Utilities	8.85%

Total Municipal Bonds	98.69%

SHORT-TERM INVESTMENTS	1.21%

TOTAL INVESTMENTS	99.9%
Liabilities in Excess of Other Assets	0.1%

TOTAL NET ASSETS	100%

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(600)	U.S. 10 Year Note Future	Merrill Lynch	Sep. 2019	$(75,795,312)	$(76,781,249)	$(985,937)

						$(985,937)

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS—97.49%
Communication Services—10.43%
Activision Blizzard, Inc.	307,724	$14,524,573
Alphabet, Inc.—Class A(1)	147,346	159,546,249
Alphabet, Inc.—Class C(1)	139,957	151,280,921
Altice USA, Inc.—Class A(1)	16,263	396,004
AMC Networks, Inc.—Class A(1)	2,077	113,176
Cable One, Inc.	212	248,250
CBS Corp.—Class B	14,766	736,823
Charter Communications, Inc.—Class A(1)	4,656	1,839,958
Comcast Corp.—Class A	104,898	4,435,087
Electronic Arts, Inc.(1)	191,588	19,400,201
Facebook, Inc.—Class A(1)	707,302	136,509,286
Fox Corp.—Class A	1,684	61,702
Fox Corp.—Class B	782	28,566
InterActiveCorp(1)	2,139	465,297
Interpublic Group of Cos, Inc.	1,838	41,520
Live Nation Entertainment, Inc.(1)	6,390	423,338
Madison Square Garden Co.—Class A(1)	60	16,796
Match Group, Inc.	2,670	179,611
Netflix, Inc.(1)	172,177	63,244,056
New York Times Co.—Class A	1,505	49,093
Nexstar Media Group, Inc.—Class A	1,712	172,912
Omnicom Group, Inc.	5,752	471,376
Sinclair Broadcast Group, Inc.—Class A	2,791	149,681
Sirius XM Holdings, Inc.	70,181	391,610
Spotify Technology SA(1)	5,838	853,632
Take-Two Interactive Software, Inc.(1)	2,574	292,226
Tencent Holdings Ltd.—ADR	872,780	39,502,023
T-Mobile US, Inc.(1)	8,097	600,312
TripAdvisor, Inc.(1)	4,708	217,933
Twitter, Inc.(1)	37,269	1,300,688
Walt Disney Co.	946,393	132,154,319
World Wrestling Entertainment, Inc.—Class A	2,150	155,252
Zayo Group Holdings, Inc.(1)	11,238	369,843
Zynga, Inc.—Class A(1)	9,140	56,028

		730,228,342

Consumer Discretionary—15.69%
Advance Auto Parts, Inc.	812	125,161
Alibaba Group Holding Ltd.—ADR(1)	248,935	42,182,036
Amazon.com, Inc.(1)	119,107	225,544,588
Aptiv Plc	243,260	19,662,706
AutoZone, Inc.(1)	1,226	1,347,950
Best Buy, Inc.	2,327	162,262
Booking Holdings, Inc.(1)	42,975	80,565,662
Bright Horizons Family Solutions, Inc.(1)	2,842	428,773
Burlington Stores, Inc.(1)	3,237	550,775
Capri Holdings Ltd.(1)	2,925	101,439
CarMax, Inc.(1)	3,890	337,769
Carter’s, Inc.	985	96,077
Carvana Co.—Class A(1)	1,958	122,551
Chipotle Mexican Grill, Inc.—Class A(1)	1,265	927,093
Choice Hotels International, Inc.	719	62,560
Columbia Sportswear Co.	966	96,755
Darden Restaurants, Inc.	6,090	741,336
Dollar General Corp.	206,908	27,965,685
Dollar Tree, Inc.(1)	6,323	679,027
Domino’s Pizza, Inc.	2,024	563,239
Dunkin’ Brands Group, Inc.	3,818	304,142
eBay, Inc.	458,604	18,114,858

Etsy, Inc.(1)	5,903	362,267
Expedia Group, Inc.	5,832	775,831
Five Below, Inc.(1)	2,706	324,774
Floor & Decor Holdings, Inc.—Class A(1)	3,292	137,935
Grand Canyon Education, Inc.(1)	218	25,510
GrubHub, Inc.(1)	4,531	353,373
H&R Block, Inc.	1,669	48,902
Hanesbrands, Inc.	13,813	237,860
Hasbro, Inc.	5,740	606,603
Hilton Grand Vacations, Inc.(1)	619	19,697
Hilton Worldwide Holdings, Inc.	14,220	1,389,863
Home Depot, Inc.	141,011	29,326,058
Kering SA	34,984	20,648,361
L Brands, Inc.	1,944	50,738
Las Vegas Sands Corp.	8,086	477,802
Lennar Corp.—Class A	5,748	278,548
Lennar Corp.—Class B	440	16,944
LKQ Corp.(1)	1,988	52,901
Lowes Companies, Inc.	1,042,931	105,242,167
Lululemon Athletica, Inc.(1)	161,641	29,129,325
Marriott International, Inc.—Class A	13,755	1,929,689
Mattel, Inc.(1)	11,697	131,123
McDonald’s Corp.	413,075	85,779,155
MGM Resorts International	2,196	62,740
Nike, Inc.—Class B	1,375,058	115,436,119
Nordstrom, Inc.	5,235	166,787
Norwegian Cruise Line Holdings Ltd.(1)	2,155	115,573
NVR, Inc.(1)	158	532,499
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,602	226,660
O’Reilly Automotive, Inc.(1)	3,803	1,404,524
Planet Fitness, Inc.—Class A(1)	4,188	303,379
Polaris Industries, Inc.	2,551	232,728
Pool Corp.	1,862	355,642
Roku, Inc.—Class A(1)	4,051	366,940
Ross Stores, Inc.	339,266	33,628,046
Service Corp. International	3,160	147,825
ServiceMaster Global Holdings, Inc.(1)	1,067	55,580
Six Flags Entertainment Corp.	366	18,183
Skechers U.S.A., Inc.—Class A(1)	2,356	74,190
Starbucks Corp.	60,002	5,029,968
Target Corp.	1,309	113,372
Tempur Sealy International, Inc.(1)	2,363	173,373
Tesla, Inc.(1)	111,438	24,901,935
TJX Companies, Inc.	1,718,171	90,856,882
Tractor Supply Co.	5,933	645,510
Ulta Beauty, Inc.(1)	2,770	960,885
Under Armour, Inc.—Class A(1)	6,118	155,091
Under Armour, Inc.—Class C(1)	6,164	136,841
Vail Resorts, Inc.	1,777	396,591
VF Corp.	15,228	1,330,166
Wayfair, Inc.—Class A(1)	3,041	443,986
Wendy’s Co.	9,128	178,726
Williams-Sonoma, Inc.	680	44,200
Wyndham Hotels & Resorts, Inc.	1,408	78,482
Wynn Resorts Ltd.	4,012	497,448
Yum China Holdings, Inc.	14,459	668,006
Yum! Brands, Inc.	1,089,812	120,609,494

		1,098,376,241

Consumer Staples—6.38%
Altria Group, Inc.	45,299	2,144,908

Brown-Forman Corp.—Class A	2,314	127,270
Brown-Forman Corp.—Class B	7,953	440,835
Campbell Soup Co.	4,706	188,569
Casey’s General Stores, Inc.	456	71,131
Church & Dwight Co., Inc.	12,176	889,579
Clorox Co.	5,151	788,670
Coca-Cola Co.	1,912,148	97,366,576
Costco Wholesale Corp.	134,689	35,592,915
Estee Lauder Companies, Inc.—Class A	665,392	121,839,929
Herbalife Nutrition Ltd.(1)	656	28,051
Hershey Co.	6,287	842,647
Kellogg Co.	4,672	250,279
Lamb Weston Holdings, Inc.	1,873	118,673
McCormick & Co., Inc.	3,929	609,034
Mondelez International, Inc.—Class A	1,951,711	105,197,223
Monster Beverage Corp.(1)	19,150	1,222,345
PepsiCo, Inc.	58,278	7,641,994
Pilgrim’s Pride Corp.(1)	932	23,663
Post Holdings, Inc.(1)	1,443	150,029
Procter & Gamble Co.	630,480	69,132,132
Sprouts Farmers Market, Inc.(1)	2,746	51,872
Sysco Corp.	23,611	1,669,770
TreeHouse Foods, Inc.(1)	464	25,102

		446,413,196

Energy—2.17%
Anadarko Petroleum Corp.	6,520	460,051
Cabot Oil & Gas Corp.	12,945	297,217
Cheniere Energy, Inc.(1)	6,633	454,029
Chevron Corp.	666,005	82,877,662
ConocoPhillips	484,495	29,554,195
Diamondback Energy, Inc.	1,691	184,269
EOG Resources, Inc.	393,320	36,641,691
Equitrans Midstream Corp.	1,028	20,262
ONEOK, Inc.	6,501	447,334
Parsley Energy, Inc.—Class A(1)	7,616	144,780
Pioneer Natural Resources Co.	3,535	543,895

		151,625,385

Financials—5.13%
Alleghany Corp.(1)	77	52,446
American Express Co.	18,937	2,337,583
Ameriprise Financial, Inc.	915	132,821
Aon Plc	265,938	51,320,715
Arch Capital Group Ltd.(1)	2,581	95,703
Arthur J. Gallagher & Co.	1,928	168,874
Athene Holding Ltd.—Class A(1)	3,062	131,850
Axis Capital Holdings Ltd.	404	24,099
Bank of America Corp.	2,870,964	83,257,956
Brown & Brown, Inc.	660	22,110
CBOE Global Markets, Inc.	1,355	140,419
Charles Schwab Corp.	35,539	1,428,312
CIT Group, Inc.	390	20,491
Citizens Financial Group, Inc.	688,850	24,357,736
Comerica, Inc.	343	24,916
Commerce Bancshares, Inc.	533,855	31,849,789
Credit Acceptance Corp.(1)	458	221,594
Discover Financial Services	5,622	436,211
E*TRADE Financial Corp.	2,232	99,547
Erie Indemnity Co.—Class A	808	205,458
Evercore, Inc.—Class A	719	63,682
Everest Re Group Ltd.	605	149,544

FactSet Research Systems, Inc.	1,864	534,148
First Republic Bank	1,488	145,303
Interactive Brokers Group, Inc.—Class A	975	52,845
Intercontinental Exchange, Inc.	1,008,605	86,679,514
JPMorgan Chase & Co.	388,150	43,395,170
Kemper Corp.	563	48,581
Lazard Ltd.—Class A	1,977	67,989
LendingTree, Inc.(1)	381	160,031
LPL Financial Holdings, Inc.	4,108	335,090
Markel Corp.(1)	55	59,928
MarketAxess Holdings, Inc.	1,811	582,092
Marsh & McLennan Cos, Inc.	22,047	2,199,188
Moody’s Corp.	8,146	1,590,995
Morningstar, Inc.	971	140,445
MSCI, Inc.—Class A	4,035	963,518
Primerica, Inc.	1,504	180,405
Raymond James Financial, Inc.	1,455	123,020
RenaissanceRe Holdings Ltd.	824	146,680
S&P Global, Inc.	98,998	22,550,754
SEI Investments Co.	3,043	170,712
Signature Bank	1,317	159,146
SVB Financial Group(1)	190	42,672
Synchrony Financial	9,249	320,663
Synovus Financial Corp.	559	19,565
T Rowe Price Group, Inc.	3,291	361,056
TD Ameritrade Holding Corp.	11,776	587,858
The Progressive Corp.	9,452	755,498
Travelers Cos, Inc.	2,102	314,291
Virtu Financial, Inc.—Class A	1,002	21,824
Voya Financial, Inc.	489	27,042
Western Alliance Bancorp(1)	508	22,718

		359,300,597

Healthcare—17.24%
Abbott Laboratories	1,275,206	107,244,825
AbbVie, Inc.	73,163	5,320,413
ABIOMED, Inc.(1)	2,194	571,515
Agilent Technologies, Inc.	1,509	112,677
Agios Pharmaceuticals, Inc.(1)	273	13,617
Alexion Pharmaceuticals, Inc.(1)	190,197	24,912,003
Align Technology, Inc.(1)	3,939	1,078,104
Alnylam Pharmaceuticals, Inc.(1)	4,386	318,248
AmerisourceBergen Corp.—Class A	7,440	634,334
Amgen, Inc.	27,762	5,115,981
Anthem, Inc.	111,392	31,435,936
AstraZeneca Plc—ADR	624,097	25,762,724
Baxter International, Inc.	11,229	919,655
Becton Dickinson & Co.	323,970	81,643,680
Biogen, Inc.(1)	3,291	769,666
BioMarin Pharmaceutical, Inc.(1)	262,334	22,468,907
Bio-Techne Corp.	1,879	391,753
Boston Scientific Corp.(1)	68,780	2,956,164
Bristol Myers Squibb Co.	33,274	1,508,976
Bruker Corp.	5,120	255,744
Cantel Medical Corp.	1,040	83,866
Celgene Corp.(1)	34,875	3,223,845
Centene Corp.(1)	16,945	888,596
Cerner Corp.	16,021	1,174,339
Charles River Laboratories International, Inc.(1)	2,382	338,006
Chemed Corp.	769	277,486
Cigna Corp.	5,645	889,370

CVS Health Corp.	321,015	17,492,107
Danaher Corp.	687,190	98,213,195
DexCom, Inc.(1)	4,480	671,283
Edwards Lifesciences Corp.(1)	81,367	15,031,740
Elanco Animal Health, Inc.(1)	739,615	24,998,987
Eli Lilly & Co.	42,617	4,721,537
Encompass Health Corp.	2,453	155,422
Exact Sciences Corp.(1)	6,322	746,249
Exelixis, Inc.(1)	6,046	129,203
Gilead Sciences, Inc.	9,113	615,674
Guardant Health, Inc.(1)	1,694	146,243
HCA Healthcare, Inc.	7,988	1,079,738
Henry Schein, Inc.(1)	869	60,743
Hill-Rom Holdings, Inc.	1,711	179,005
Hologic, Inc.(1)	10,595	508,772
Horizon Therapeutics Plc(1)	1,044	25,119
Humana, Inc.	106,090	28,145,677
ICU Medical, Inc.(1)	290	73,054
IDEXX Laboratories, Inc.(1)	4,176	1,149,778
Illumina, Inc.(1)	100,493	36,996,498
Incyte Corp.(1)	8,729	741,616
Insulet Corp.(1)	2,949	352,052
Intuitive Surgical, Inc.(1)	57,855	30,347,840
Ionis Pharmaceuticals, Inc.(1)	6,402	411,457
IQVIA Holdings, Inc.(1)	3,795	610,616
Jazz Pharmaceuticals Plc(1)	2,435	347,134
Johnson & Johnson	660,893	92,049,177
Laboratory Corp. of America Holdings(1)	146,891	25,397,454
Masimo Corp.(1)	2,285	340,054
McKesson Corp.	1,046	140,572
Medidata Solutions, Inc.(1)	2,978	269,539
Medtronic Plc	896,755	87,334,969
Merck & Co., Inc.	121,006	10,146,353
Mettler-Toledo International, Inc.(1)	1,215	1,020,600
Moderna, Inc.(1)	1,136	16,631
Molina Healthcare, Inc.(1)	2,402	343,822
Nektar Therapeutics—Class A(1)	1,271	45,222
Neurocrine Biosciences, Inc.(1)	4,527	382,215
Novo Nordisk A/S—ADR	1,450,138	74,015,044
Penumbra, Inc.(1)	1,562	249,920
PerkinElmer, Inc.	1,200	115,608
Pfizer, Inc.	1,119,950	48,516,234
PRA Health Sciences, Inc.(1)	2,858	283,371
Regeneron Pharmaceuticals, Inc.(1)	208,941	65,398,533
ResMed, Inc.	6,980	851,769
Sage Therapeutics, Inc.(1)	2,494	456,626
Sarepta Therapeutics, Inc.(1)	3,490	530,306
Seattle Genetics, Inc.(1)	5,494	380,240
STERIS Plc	240	35,731
Stryker Corp.	16,992	3,493,215
Teleflex, Inc.	2,284	756,347
The Cooper Companies, Inc.	322	108,479
Thermo Fisher Scientific, Inc.	102,987	30,245,222
UnitedHealth Group, Inc.	467,535	114,083,215
Varian Medical Systems, Inc.(1)	4,507	613,538
Veeva Systems, Inc.—Class A(1)	6,299	1,021,131
Vertex Pharmaceuticals, Inc.(1)	120,482	22,093,989
Waters Corp.(1)	3,377	726,865
WellCare Health Plans, Inc.(1)	2,245	639,982
West Pharmaceutical Services, Inc.	2,739	342,786

Zoetis, Inc.—Class A	352,198	39,970,951

		1,206,676,879

Industrials—5.60%
3M Co.	21,154	3,666,834
Acuity Brands, Inc.	517	71,300
Air Lease Corp.—Class A	401	16,578
Airbus SE	95,411	13,502,712
Alaska Air Group, Inc.	2,735	174,794
Allegion Plc	3,505	387,478
Allison Transmission Holdings, Inc.	5,765	267,208
American Airlines Group, Inc.	1,992	64,959
AMETEK, Inc.	7,738	702,920
AO Smith Corp.	1,125	53,055
Armstrong World Industries, Inc.	2,420	235,224
Boeing Co.	134,778	49,060,540
BWX Technologies, Inc.	3,501	182,402
Carlisle Cos, Inc.	2,406	337,827
Caterpillar, Inc.	2,146	292,478
CH Robinson Worldwide, Inc.	5,103	430,438
Cintas Corp.	4,239	1,005,872
Copart, Inc.(1)	9,786	731,406
CoStar Group, Inc.(1)	1,775	983,457
CSX Corp.	13,773	1,065,617
Deere & Co.	265,606	44,013,570
Delta Air Lines, Inc.	5,807	329,547
Donaldson Co., Inc.	6,314	321,130
Dover Corp.	3,140	314,628
Eaton Corp. Plc	282,675	23,541,174
Emerson Electric Co.	2,642	176,274
Equifax, Inc.	5,043	682,015
Expeditors International of Washington, Inc.	6,047	458,725
Fastenal Co.	25,637	835,510
Flowserve Corp.	1,400	73,766
Fortive Corp.	3,278	267,223
Fortune Brands Home & Security, Inc.	2,203	125,857
General Dynamics Corp.	847	154,002
Genesee & Wyoming, Inc.—Class A(1)	432	43,200
Graco, Inc.	8,196	411,275
Harris Corp.	5,509	1,041,917
HEICO Corp.	1,974	264,141
HEICO Corp.—Class A	3,714	383,916
Hexcel Corp.	3,910	316,241
Honeywell International, Inc.	462,720	80,786,285
Hubbell, Inc.—Class B	1,480	192,992
Huntington Ingalls Industries, Inc.	1,598	359,135
IAA, Inc.(1)	6,325	245,284
IDEX Corp.	1,871	322,074
IHS Markit Ltd.(1)	12,324	785,285
Illinois Tool Works, Inc.	16,092	2,426,835
Ingersoll-Rand Plc	11,215	1,420,604
JB Hunt Transport Services, Inc.	1,314	120,113
JetBlue Airways Corp.(1)	1,307	24,166
KAR Auction Services, Inc.	6,325	158,125
Landstar System, Inc.	1,789	193,194
Lennox International, Inc.	1,605	441,375
Lincoln Electric Holdings, Inc.	2,813	231,566
Lockheed Martin Corp.	12,252	4,454,092
Lyft, Inc.(1)	213	13,996
Middleby Corp.(1)	2,740	371,818
Nielsen Holdings Plc	2,198	49,675

Nordson Corp.	2,512	354,971
Norfolk Southern Corp.	195,915	39,051,737
Northrop Grumman Corp.	7,847	2,535,444
Old Dominion Freight Line, Inc.	1,375	205,233
Quanta Services, Inc.	1,604	61,257
Raytheon Co.	230,822	40,135,329
Republic Services, Inc.—Class A	685	59,348
Robert Half International, Inc.	5,559	316,919
Rockwell Automation, Inc.	5,840	956,767
Rollins, Inc.	7,038	252,453
Roper Technologies, Inc.	787	288,247
Safran SA	198,196	28,994,447
Sensata Technologies Holding Plc(1)	3,314	162,386
Southwest Airlines Co.	14,394	730,927
Spirit AeroSystems Holdings, Inc.—Class A	4,587	373,244
Toro Co.	5,229	349,820
TransDigm Group, Inc.(1)	1,980	957,924
TransUnion	9,316	684,819
Uber Technologies, Inc.(1)	964	44,710
Union Pacific Corp.	158,230	26,758,275
United Continental Holdings, Inc.(1)	2,622	229,556
United Parcel Service, Inc.—Class B	34,600	3,573,142
United Rentals, Inc.(1)	2,758	365,794
Verisk Analytics, Inc.—Class A	7,877	1,153,665
WABCO Holdings, Inc.(1)	2,121	281,245
Wabtec Corp.	2,195	157,513
Waste Management, Inc.	16,476	1,900,836
Woodward, Inc.	2,229	252,234
WW Grainger, Inc.	2,193	588,228
XPO Logistics, Inc.(1)	2,636	152,387
Xylem, Inc.	8,860	741,050

		392,253,731

Information Technology—29.40%
2U, Inc.(1)	1,018	38,318
Accenture Plc—Class A	164,175	30,334,615
Adobe Systems, Inc.(1)	194,611	57,342,131
Advanced Micro Devices, Inc.(1)	49,597	1,506,261
Adyen NV(1)(2)	18,304	14,119,441
Akamai Technologies, Inc.(1)	7,324	586,945
Alliance Data Systems Corp.	236	33,071
Alteryx, Inc.—Class A(1)	2,247	245,193
Amphenol Corp.—Class A	14,451	1,386,429
Analog Devices, Inc.	465,672	52,560,399
Anaplan, Inc.(1)	4,055	204,656
ANSYS, Inc.(1)	4,092	838,123
Apple, Inc.	798,536	158,046,245
Applied Materials, Inc.	25,196	1,131,552
Arista Networks, Inc.(1)	2,934	761,725
Aspen Technology, Inc.(1)	3,410	423,795
Atlassian Corp. Plc—Class A(1)	5,207	681,284
Autodesk, Inc.(1)	605,500	98,635,950
Automatic Data Processing, Inc.	469,500	77,622,435
Avalara, Inc.(1)	2,107	152,125
Black Knight, Inc.(1)	7,105	427,366
Booz Allen Hamilton Holding Corp.—Class A	6,744	446,520
Broadcom, Inc.	80,473	23,164,958
Broadridge Financial Solutions, Inc.	5,722	730,585
Cadence Design Systems, Inc.(1)	13,721	971,584
CDK Global, Inc.	5,898	291,597
CDW Corp.	7,189	797,979

Ceridian HCM Holding, Inc.(1)	2,490	124,998
Cisco Systems, Inc.	1,649,470	90,275,493
Citrix Systems, Inc.	5,532	542,911
Cognex Corp.	8,194	393,148
Cognizant Technology Solutions Corp.—Class A	2,194	139,078
CoreLogic, Inc.(1)	223	9,328
Corning, Inc.	12,078	401,352
Coupa Software, Inc.(1)	3,025	382,995
Cree, Inc.(1)	395	22,191
Dell Technologies, Inc.—Class C(1)	5,430	275,844
DocuSign, Inc.—Class A(1)	7,554	375,509
Dolby Laboratories, Inc.—Class A	413	26,680
Dropbox, Inc.(1)	10,462	262,073
Elastic NV(1)	1,845	137,748
Entegris, Inc.	6,655	248,365
EPAM Systems, Inc.(1)	2,549	441,232
Euronet Worldwide, Inc.(1)	2,472	415,889
F5 Networks, Inc.(1)	2,741	399,172
Fair Isaac Corp.(1)	1,420	445,908
Fidelity National Information Services, Inc.	8,814	1,081,302
FireEye, Inc.(1)	9,856	145,967
First Data Corp.—Class A(1)	28,200	763,374
Fiserv, Inc.(1)	19,418	1,770,145
FleetCor Technologies, Inc.(1)	323,026	90,721,852
FLIR Systems, Inc.	566	30,621
Fortinet, Inc.(1)	7,144	548,874
Gartner, Inc.(1)	4,297	691,559
Genpact Ltd.	7,104	270,591
Global Payments, Inc.	7,760	1,242,609
GoDaddy, Inc.—Class A(1)	8,697	610,095
Guidewire Software, Inc.(1)	4,020	407,548
HP, Inc.	3,889	80,852
HubSpot, Inc.(1)	1,968	335,583
International Business Machines Corp.	26,624	3,671,450
Intuit, Inc.	360,906	94,315,565
IPG Photonics Corp.(1)	125	19,281
Jabil, Inc.	1,583	50,023
Jack Henry & Associates, Inc.	3,359	449,837
Keysight Technologies, Inc.(1)	9,280	833,437
KLA-Tencor Corp.	7,970	942,054
Lam Research Corp.	6,517	1,224,153
Manhattan Associates, Inc.(1)	3,239	224,560
Mastercard, Inc.—Class A	263,883	69,804,970
Maxim Integrated Products, Inc.	5,055	302,390
Microchip Technology, Inc.	3,237	280,648
Microsoft Corp.	2,727,945	365,435,512
MongoDB, Inc.(1)	1,183	179,922
Monolithic Power Systems, Inc.	2,103	285,545
Motorola Solutions, Inc.	150,631	25,114,707
National Instruments Corp.	354	14,864
NCR Corp.(1)	5,929	184,392
NetApp, Inc.	12,249	755,763
New Relic, Inc.(1)	2,314	200,184
Nutanix, Inc.—Class A(1)	6,880	178,467
NVIDIA Corp.	201,439	33,082,327
Okta, Inc.—Class A(1)	5,051	623,849
Oracle Corp.	113,823	6,484,496
Pagerduty, Inc.(1)	496	23,337
Palo Alto Networks, Inc.(1)	142,414	29,018,277
Paychex, Inc.	15,908	1,309,069

Paycom Software, Inc.(1)	2,439	552,970
Paylocity Holding Corp.(1)	1,603	150,393
PayPal Holdings, Inc.(1)	1,058,070	121,106,692
Pegasystems, Inc.	1,959	139,500
Pluralsight, Inc.—Class A(1)	3,078	93,325
Proofpoint, Inc.(1)	2,715	326,479
PTC, Inc.(1)	5,148	462,084
Pure Storage, Inc.—Class A(1)	11,303	172,597
QUALCOMM, Inc.	109,972	8,365,570
RealPage, Inc.(1)	3,925	230,986
Red Hat, Inc.(1)	8,766	1,645,904
RingCentral, Inc.—Class A(1)	3,514	403,829
Sabre Corp.	2,382	52,880
Salesforce.com, Inc.(1)	1,049,733	159,275,988
ServiceNow, Inc.(1)	102,228	28,068,742
Skyworks Solutions, Inc.	219,288	16,944,384
Smartsheet, Inc.(1)	4,211	203,812
SolarWinds Corp.(1)	461	8,455
Splunk, Inc.(1)	7,423	933,442
Square, Inc.—Class A(1)	389,316	28,237,089
SS&C Technologies Holdings, Inc.	9,906	570,685
Switch, Inc.—Class A	2,900	37,961
Synopsys, Inc.(1)	6,064	780,376
Tableau Software, Inc.—Class A(1)	3,754	623,239
Teradata Corp.(1)	5,763	206,604
Teradyne, Inc.	8,448	404,744
Texas Instruments, Inc.	176,639	20,271,092
Total System Services, Inc.	8,664	1,111,331
Trade Desk, Inc.—Class A—Class A(1)	1,874	426,860
Trimble, Inc.(1)	2,127	95,949
Twilio, Inc.—Class A(1)	5,709	778,422
Tyler Technologies, Inc.(1)	1,853	400,285
Ubiquiti Networks, Inc.	739	97,179
Universal Display Corp.	2,097	394,362
VeriSign, Inc.(1)	3,582	749,211
Versum Materials, Inc.	5,315	274,148
Visa, Inc.—Class A	1,399,775	242,930,951
VMware, Inc.—Class A	3,844	642,755
Western Union Co.	4,669	92,866
WEX, Inc.(1)	2,127	442,629
Workday, Inc.—Class A(1)	237,310	48,786,190
Worldpay, Inc.—Class A(1)	112,969	13,844,351
Xilinx, Inc.	12,507	1,474,825
Zebra Technologies Corp.—Class A(1)	2,669	559,129
Zendesk, Inc.(1)	5,360	477,201
Zscaler, Inc.(1)	3,038	232,832

		2,056,592,545

Materials—3.16%
Air Products & Chemicals, Inc.	1,548	350,421
AptarGroup, Inc.	1,252	155,674
Avery Dennison Corp.	3,901	451,268
Axalta Coating Systems Ltd.(1)	3,148	93,716
Ball Corp.	16,351	1,144,406
Berry Global Group, Inc.(1)	2,506	131,791
CF Industries Holdings, Inc.	1,081	50,494
Crown Holdings, Inc.(1)	3,718	227,170
Eagle Materials, Inc.	1,934	179,282
Ecolab, Inc.	548,254	108,247,270
Element Solutions, Inc.(1)	3,858	39,892
Linde Plc	416,703	83,673,962

Martin Marietta Materials, Inc.	949	218,374
NewMarket Corp.	312	125,093
PPG Industries, Inc.	3,795	442,914
Royal Gold, Inc.	1,025	105,052
RPM International, Inc.	1,067	65,204
Scotts Miracle-Gro Co.	1,953	192,371
Sealed Air Corp.	562	24,042
Sherwin-Williams Co.	4,100	1,878,989
Southern Copper Corp.	2,951	114,646
Vulcan Materials Co.	169,313	23,248,368
WR Grace & Co.	2,826	215,087

		221,375,486

Real Estate—2.29%
American Homes 4 Rent—Class A	5,452	132,538
American Tower Corp.	21,763	4,449,445
Americold Realty Trust	9,470	307,018
Brookfield Property REIT, Inc.—Class A	4,657	87,971
CBRE Group, Inc.—Class A(1)	6,118	313,853
Colony Capital, Inc.	705	3,525
CoreSite Realty Corp.	1,416	163,081
Crown Castle International Corp.	20,538	2,677,128
Equinix, Inc.	207,383	104,581,173
Equity LifeStyle Properties, Inc.	4,232	513,511
Extra Space Storage, Inc.	4,959	526,150
Iron Mountain, Inc.	1,578	49,391
Lamar Advertising Co.—Class A	4,206	339,466
Outfront Media, Inc.	1,081	27,879
Prologis, Inc.	509,670	40,824,567
Public Storage	5,555	1,323,034
SBA Communications Corp.—Class A(1)	5,552	1,248,312
Simon Property Group, Inc.	13,500	2,156,760
Sun Communities, Inc.	1,003	128,575
The Howard Hughes Corp.(1)	584	72,323
UDR, Inc.	732	32,859

		159,958,559

Total Common Stocks (Cost: $5,003,286,880)		6,822,800,961

RIGHTS—0.00%(3)
Consumer Staples—0.00%(3)
Herbalife Ltd., expires 8/21/2019—CVR (1)(4)	93,853	—
Total Rights (Cost: $0)		—

SHORT-TERM INVESTMENTS—2.35%
Money Market Funds—2.32%
Goldman Sachs Financial Square Government Fund—Class I, 2.25%(5)	162,234,466	$162,234,466

Total Money Market Funds (Cost: $162,234,466)		162,234,466

	Principal Amount	Value
Time Deposits—0.03%
ANZ, London, 1.91% due 7/1/2019	$705,574	705,574
Banco Santander, Frankfurt, 1.91% due 7/1/2019	484,629	484,629
J.P. Morgan, New York, 1.91% due 7/1/2019	890,396	890,396

Total Time Deposits (Cost: $2,080,599)		2,080,599

Total Short-Term Investments (Cost: $164,315,065)		164,315,065

TOTAL INVESTMENTS IN SECURITIES—99.84% (Cost: $5,167,601,945)		6,987,116,026

OTHER ASSETS IN EXCESS OF LIABILITIES—0.16%		11,314,584

TOTAL NET ASSETS—100.00%		$6,998,430,610

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security total $14,119,441, which represents 0.20% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS—96.14%
Communication Services—4.93%
Activision Blizzard, Inc.	45,443	$2,144,910
Alphabet, Inc.—Class C(1)	84,853	91,718,456
AT&T, Inc.	461,990	15,481,285
CBS Corp.—Class B	1,076,877	53,736,162
CenturyLink, Inc.	68,979	811,193
Charter Communications, Inc.—Class A(1)	4,171	1,648,296
Cinemark Holdings, Inc.	6,579	237,502
Comcast Corp.—Class A	3,103,177	131,202,324
Discovery Communications, Inc.—Class A(1)	10,180	312,526
Discovery Communications, Inc.—Class C(1)	21,248	604,506
DISH Network Corp.—Class A(1)	13,920	534,667
Electronic Arts, Inc.(1)	1,814	183,686
Facebook, Inc.—Class A(1)	358,644	69,218,292
Fox Corp.—Class A	20,020	733,533
Fox Corp.—Class B	9,298	339,656
GCI Liberty, Inc.—Class A(1)	376,927	23,165,933
InterActiveCorp(1)	1,972	428,969
Interpublic Group of Cos, Inc.	21,614	488,260
John Wiley & Sons, Inc.—Class A	2,751	126,161
Liberty Broadband Corp.—Class A(1)	1,502	154,466
Liberty Broadband Corp.—Class C(1)	6,835	712,344
Liberty Media Corp.-Liberty Formula One—Class A(1)	2,069	74,194
Liberty Media Corp.-Liberty Formula One—Class C(1)	12,508	467,924
Liberty Media Corp.-Liberty SiriusXM—Class A(1)	5,056	191,167
Liberty Media Corp.-Liberty SiriusXM—Class C(1)	10,172	386,332
Lions Gate Entertainment Corp.—Class A	2,931	35,905
Lions Gate Entertainment Corp.—Class B	5,778	67,082
Madison Square Garden Co.—Class A(1)	1,029	288,058
New York Times Co.—Class A	8,323	271,496
News Corp.—Class A	24,279	327,524
News Corp.—Class B	7,329	102,313
Nexstar Media Group, Inc.—Class A	640	64,640
Omnicom Group, Inc.	6,469	530,134
Sprint Corp.(1)	40,304	264,797
Take-Two Interactive Software, Inc.(1)	3,817	433,344
Telephone & Data Systems, Inc.	6,100	185,440
T-Mobile US, Inc.(1)	9,479	702,773
Tribune Media Co.—Class A	5,848	270,294
United States Cellular Corp.(1)	756	33,771
Verizon Communications, Inc.	261,925	14,963,775
Viacom, Inc.—Class A	447	15,243
Viacom, Inc.—Class B	22,672	677,213
Walt Disney Co.	110,754	15,465,689
Zillow Group, Inc.—Class A(1)	3,567	163,226
Zillow Group, Inc.—Class C(1)	7,817	362,631
Zynga, Inc.—Class A(1)	47,755	292,738

		430,620,830

Consumer Discretionary—11.82%
Advance Auto Parts, Inc.	302,387	46,609,932
Aptiv Plc	15,215	1,229,829
Aramark	1,280,582	46,177,787
AutoNation, Inc.(1)	1,299,273	54,491,510
Best Buy, Inc.	11,061	771,284
Booking Holdings, Inc.(1)	38,693	72,538,154
BorgWarner, Inc.	13,489	566,268
Brunswick Corp.	4,950	227,156
Caesars Entertainment Corp.(1)	34,825	411,631
Capri Holdings Ltd.(1)	3,918	135,876

CarMax, Inc.(1)	5,541	481,125
Carnival Corp.	25,522	1,188,049
Carter’s, Inc.	1,558	151,967
Choice Hotels International, Inc.	1,203	104,673
Michelin	514,958	65,112,058
Columbia Sportswear Co.	657	65,805
Dick’s Sporting Goods, Inc.	4,449	154,069
Dollar General Corp.	459,775	62,143,189
Dollar Tree, Inc.(1)	6,840	734,548
DR Horton, Inc.	21,543	929,150
eBay, Inc.	1,176,533	46,473,054
Extended Stay America, Inc.	11,881	200,670
Foot Locker, Inc.	7,563	317,041
Ford Motor Co.	248,260	2,539,700
Frontdoor, Inc.(1)	5,372	233,951
Gap, Inc.	13,525	243,044
Garmin Ltd.	9,187	733,123
General Motors Co.	78,682	3,031,617
Gentex Corp.	16,201	398,707
Genuine Parts Co.	9,112	943,821
Goodyear Tire & Rubber Co.	15,490	236,997
Graham Holdings Co.—Class B	264	182,168
Grand Canyon Education, Inc.(1)	2,725	318,880
H&R Block, Inc.	11,115	325,669
Hanesbrands, Inc.	5,098	87,788
Harley-Davidson, Inc.	10,332	370,196
Hilton Grand Vacations, Inc.(1)	4,942	157,254
Home Depot, Inc.	267,558	55,644,037
Hyatt Hotels Corp.—Class A	2,501	190,401
International Game Technology Plc	5,479	71,063
Kohl’s Corp.	10,550	501,652
L Brands, Inc.	11,851	309,311
Las Vegas Sands Corp.	11,244	664,408
Lear Corp.	3,939	548,585
Leggett & Platt, Inc.	8,219	315,363
Lennar Corp.—Class A	965,274	46,777,178
Lennar Corp.—Class B	389	14,980
LKQ Corp.(1)	16,559	440,635
Lowe’s Cos, Inc.	444,370	44,841,377
Macy’s, Inc.	19,616	420,959
Mattel, Inc.(1)	6,759	75,768
McDonald’s Corp.	558,535	115,985,378
MGM Resorts International	1,694,041	48,398,751
Mohawk Industries, Inc.(1)	4,014	591,945
Newell Brands, Inc.	23,973	369,664
NIKE, Inc.—Class B	907,497	76,184,373
Norwegian Cruise Line Holdings Ltd.(1)	796,954	42,740,643
Penske Automotive Group, Inc.	2,086	98,668
PulteGroup, Inc.	16,316	515,912
PVH Corp.	4,715	446,228
Qurate Retail, Inc.(1)	77,494	960,151
Ralph Lauren Corp.—Class A	3,426	389,159
Royal Caribbean Cruises Ltd.	386,602	46,860,028
SeaWorld Entertainment, Inc.(1)	637,061	19,748,891
Service Corp. International	7,183	336,021
ServiceMaster Global Holdings, Inc.(1)	7,267	378,538
Six Flags Entertainment Corp.	4,565	226,789
Skechers U., Inc.—Class A(1)	4,982	156,883
Tapestry, Inc.	18,399	583,800
Target Corp.	29,932	2,592,411

Thor Industries, Inc.	3,350	195,807
Tiffany & Co.	7,646	715,971
TJX Companies, Inc.	1,418,092	74,988,705
Toll Brothers, Inc.	8,522	312,076
Under Armour, Inc.—Class A(1)	2,637	66,848
Under Armour, Inc.—Class C(1)	2,865	63,603
Urban Outfitters, Inc.(1)	4,614	104,969
Vail Resorts, Inc.	272	60,705
VF Corp.	387,637	33,860,092
Whirlpool Corp.	3,884	552,926
Williams-Sonoma, Inc.	3,837	249,405
Wyndham Destinations, Inc.	5,849	256,771
Wyndham Hotels & Resorts, Inc.	4,260	237,452
Wynn Resorts Ltd.	1,065	132,049
Yum China Holdings, Inc.	4,427	204,527
Yum! Brands, Inc.	2,154	238,383

		1,031,637,979

Consumer Staples—6.67%
Altria Group, Inc.	60,764	2,877,175
Archer-Daniels-Midland Co.	35,254	1,438,363
Beyond Meat Inc.(1)	611	98,175
Bunge Ltd.	9,150	509,746
Campbell Soup Co.	3,864	154,830
Casey’s General Stores, Inc.	1,728	269,551
Clorox Co.	1,495	228,899
Coca Cola Co.	2,007,613	102,227,654
Coca-Cola European Partners Plc	859,775	48,577,288
Colgate Palmolive Co.	1,054,141	75,550,285
Conagra Brands, Inc.	30,973	821,404
Constellation Brands, Inc.—Class A	10,046	1,978,459
Costco Wholesale Corp.	266,799	70,504,304
Coty, Inc.—Class A	19,859	266,111
Diageo Plc—ADR	379,380	65,374,762
Energizer Holdings, Inc.	4,029	155,680
Flowers Foods, Inc.	10,825	251,898
General Mills, Inc.	37,982	1,994,815
Hain Celestial Group, Inc.(1)	5,930	129,867
Herbalife Nutrition Ltd.(1)	5,811	248,478
Hershey Co.	1,162	155,743
Hormel Foods Corp.	17,496	709,288
Ingredion, Inc.	4,134	341,014
Kellogg Co.	9,622	515,451
Keurig Dr Pepper, Inc.	12,922	373,446
Kimberly-Clark Corp.	21,647	2,885,112
Kraft Heinz Co.	38,239	1,186,939
Kroger Co.	50,234	1,090,580
Lamb Weston Holdings, Inc.	6,859	434,586
McCormick & Co., Inc.	2,744	425,347
Molson Coors Brewing Co.—Class B	10,844	607,264
Mondelez International, Inc.—Class A	90,400	4,872,560
Nu Skin Enterprises, Inc.—Class A	3,474	171,338
PepsiCo, Inc.	662,475	86,870,347
Philip Morris International, Inc.	363,064	28,511,416
Pilgrim’s Pride Corp.(1)	3,257	82,695
Post Holdings, Inc.(1)	2,264	235,388
Procter & Gamble Co.	581,450	63,755,993
Seaboard Corp.	15	62,051
Spectrum Brands Holdings, Inc.	1,309	70,385
Sprouts Farmers Market, Inc.(1)	3,928	74,200
The J.M. Smucker Co.	7,027	809,440

TreeHouse Foods, Inc.(1)	3,427	185,401
Tyson Foods, Inc.—Class A	18,582	1,500,311
US Foods Holding Corp.(1)	12,715	454,688
Walgreens Boots Alliance, Inc.	48,943	2,675,714
Walmart, Inc.	88,872	9,819,467

		582,533,908

Energy—6.06%
Anadarko Petroleum Corp.	23,480	1,656,749
Antero Midstream Corp.	14,273	163,569
Antero Resources Corp.(1)	16,710	92,406
Apache Corp.	558,521	16,180,353
Apergy Corp.(1)	4,765	159,818
Baker Hughes a GE Co.—Class A	32,854	809,194
BP Plc—ADR	960,845	40,067,237
Cabot Oil & Gas Corp.	7,729	177,458
Centennial Resource Development, Inc.—Class A(1)	12,973	98,465
Cheniere Energy, Inc.(1)	6,268	429,045
Chesapeake Energy Corp.(1)	56,822	110,803
Chevron Corp.	460,605	57,317,686
Cimarex Energy Co.	6,331	375,618
Concho Resources, Inc.	12,596	1,299,655
ConocoPhillips	72,441	4,418,901
Continental Resources, Inc.(1)	5,500	231,495
Devon Energy Corp.	723,558	20,635,874
Diamondback Energy, Inc.	8,394	914,694
EOG Resources, Inc.	734,969	68,469,712
EQT Corp.	16,751	264,833
Equitrans Midstream Corp.	11,560	227,848
Exxon Mobil Corp.	804,778	61,670,138
Halliburton Co.	55,158	1,254,293
Helmerich & Payne, Inc.	6,706	339,458
Hess Corp.	840,639	53,439,421
HollyFrontier Corp.	10,224	473,167
Kinder Morgan, Inc.	123,946	2,587,993
Kosmos Energy Ltd.	6,188,574	38,802,359
Marathon Oil Corp.	52,505	746,096
Marathon Petroleum Corp.	41,532	2,320,808
Murphy Oil Corp.	10,252	252,712
National Oilwell Varco, Inc.	24,531	545,324
Noble Energy, Inc.	29,943	670,723
Occidental Petroleum Corp.	48,136	2,420,278
ONEOK, Inc.	17,743	1,220,896
Parsley Energy, Inc.—Class A(1)	1,773,727	33,718,550
Patterson-UTI Energy, Inc.	12,871	148,145
PBF Energy, Inc.—Class A	7,654	239,570
Phillips 66	475,169	44,447,308
Pioneer Natural Resources Co.	6,090	937,008
Range Resources Corp.	12,990	90,670
Schlumberger Ltd.	88,335	3,510,433
Targa Resources Corp.	14,155	555,725
Transocean Ltd.(1)	32,145	206,050
Valero Energy Corp.	438,026	37,499,406
Vermilion Energy, Inc.	1,130,163	24,558,442
Williams Cos, Inc.	75,724	2,123,301
WPX Energy, Inc.(1)	24,332	280,061

		529,159,748

Financials—18.38%
Affiliated Managers Group, Inc.	3,302	304,246
Aflac, Inc.	47,281	2,591,472
AGNC Investment Corp.	33,821	568,869

Alleghany Corp.(1)	820	558,510
Allstate Corp.	20,860	2,121,253
Ally Financial, Inc.	25,793	799,325
American Express Co.	1,006,362	124,225,325
American Financial Group, Inc.	4,401	450,970
American International Group, Inc.	937,674	49,959,271
American National Insurance Co.	592	68,950
Ameriprise Financial, Inc.	7,242	1,051,249
Annaly Capital Management, Inc.	87,540	799,240
Arch Capital Group Ltd.(1)	20,893	774,712
Arthur J. Gallagher & Co.	9,176	803,726
Associated Banc-Corp.	9,993	211,252
Assurant, Inc.	3,860	410,627
Assured Guaranty Ltd.	6,518	274,277
Athene Holding Ltd.—Class A(1)	5,880	253,193
AXA Equitable Holdings, Inc.	18,625	389,263
Axis Capital Holdings Ltd.	4,507	268,843
Bank of America Corp.	544,389	15,787,281
Bank of Hawaii Corp.	2,600	215,566
Bank of New York Mellon Corp.	902,515	39,846,037
Bank OZK	8,219	247,310
BankUnited, Inc.	6,175	208,345
BB&T Corp.	48,370	2,376,418
Berkshire Hathaway, Inc.—Class B(1)	781,908	166,679,328
BGC Partners, Inc.—Class A	16,315	85,327
BlackRock, Inc.—Class A	114,732	53,843,728
BOK Financial Corp.	1,616	121,976
Brighthouse Financial, Inc.(1)	7,646	280,532
Brown & Brown, Inc.	14,058	470,943
Capital One Financial Corp.	29,631	2,688,717
CBOE Global Markets, Inc.	5,282	547,374
Charles Schwab Corp.	30,418	1,222,499
Chimera Investment Corp.	11,246	212,212
Chubb Ltd.	1,125,237	165,736,158
Cincinnati Financial Corp.	9,760	1,011,819
CIT Group, Inc.	6,338	332,999
Citigroup, Inc.	1,322,497	92,614,465
Citizens Financial Group, Inc.	28,946	1,023,531
CME Group, Inc.—Class A	22,454	4,358,546
CNA Financial Corp.	2,270	106,849
Comerica, Inc.	9,127	662,985
Commerce Bancshares, Inc.	6,436	383,972
Credit Acceptance Corp.(1)	44	21,289
Cullen/Frost Bankers, Inc.	3,453	323,408
Discover Financial Services	13,290	1,031,171
E*TRADE Financial Corp.	824,448	36,770,381
East West Bancorp, Inc.	8,569	400,772
Eaton Vance Corp.	7,070	304,929
Erie Indemnity Co.—Class A	359	91,287
Evercore, Inc.—Class A	1,656	146,672
Everest Re Group Ltd.	1,613	398,701
Fidelity National Financial, Inc.	935,297	37,692,469
Fifth Third Bancorp	46,353	1,293,249
First American Financial Corp.	6,742	362,045
First Citizens BancShares, Inc.—Class A	477	214,779
First Hawaiian, Inc.	8,764	226,725
First Horizon National Corp.	20,532	306,543
First Republic Bank	8,622	841,938
FNB Corp.	21,188	249,383
Franklin Resources, Inc.	19,309	671,953

Goldman Sachs Group, Inc.	262,611	53,730,211
Hanover Insurance Group, Inc.	2,819	361,678
Hartford Financial Services Group, Inc.	22,932	1,277,771
Huntington Bancshares, Inc.	66,405	917,717
Interactive Brokers Group, Inc.—Class A	3,369	182,600
Intercontinental Exchange, Inc.	21,234	1,824,850
Invesco Ltd.	25,737	526,579
Janus Henderson Group Plc	5,848	125,147
Jefferies Financial Group, Inc.	1,633,734	31,416,705
JPMorgan Chase & Co.	685,457	76,634,093
Kemper Corp.	3,159	272,590
KeyCorp	63,595	1,128,811
Lazard Ltd.—Class A	4,249	146,123
Legg Mason, Inc.	5,227	200,090
Lincoln National Corp.	12,743	821,286
Loews Corp.	16,584	906,647
M&T Bank Corp.	8,750	1,488,112
Markel Corp.(1)	788	858,605
Marsh & McLennan Companies, Inc.	670,762	66,908,509
Mercury General Corp.	1,797	112,312
MetLife, Inc.	50,839	2,525,173
MFA Financial, Inc.	26,783	192,302
MGIC Investment Corp.(1)	22,422	294,625
Morgan Stanley	77,304	3,386,688
Nasdaq, Inc.	7,253	697,521
Navient Corp.	2,199,288	30,020,281
New Residential Investment Corp.	26,247	403,941
New York Community Bancorp, Inc.	2,975,291	29,693,404
Northern Trust Corp.	48,031	4,322,790
Oaktree Capital Group LLC	1,171,723	58,047,157
Old Republic International Corp.	18,275	408,994
OneMain Holdings, Inc.—Class A	4,535	153,328
PacWest Bancorp	7,557	293,438
People’s United Financial, Inc.	24,344	408,492
Pinnacle Financial Partners, Inc.	4,743	272,628
PNC Financial Services Group, Inc.	477,354	65,531,157
Popular, Inc.	6,152	333,684
Primerica, Inc.	741	88,883
Principal Financial Group, Inc.	17,668	1,023,331
Prosperity Bancshares, Inc.	4,281	282,760
Prudential Financial, Inc.	25,655	2,591,155
Raymond James Financial, Inc.	5,781	488,784
Regions Financial Corp.	65,293	975,477
Reinsurance Group of America, Inc.—Class A	3,954	616,943
RenaissanceRe Holdings Ltd.	1,706	303,685
Santander Consumer USA Holdings, Inc.	7,114	170,451
SEI Investments Co.	4,283	240,276
Signature Bank	1,732	209,295
SLM Corp.	4,405,214	42,818,680
Starwood Property Trust, Inc.	17,415	395,669
State Street Corp.	181,223	10,159,361
Sterling Bancorp	13,717	291,898
SunTrust Banks, Inc.	650,635	40,892,410
SVB Financial Group(1)	3,046	684,101
Synchrony Financial	2,005,675	69,536,752
Synovus Financial Corp.	8,810	308,350
T Rowe Price Group, Inc.	10,403	1,141,313
TCF Financial Corp.	10,053	209,002
TD Ameritrade Holding Corp.	2,230	111,322
Texas Capital Bancshares, Inc.(1)	3,175	194,850

TFS Financial Corp.	3,129	56,541
The Progressive Corp.	24,872	1,988,019
Torchmark Corp.	6,658	595,625
Travelers Cos, Inc.	13,901	2,078,478
Two Harbors Investment Corp.	15,856	200,896
Umpqua Holdings Corp.	14,414	239,128
Unum Group	12,755	427,930
US Bancorp	505,148	26,469,755
Voya Financial, Inc.	8,727	482,603
Webster Financial Corp.	5,718	273,149
Wells Fargo & Co.	1,855,506	87,802,544
Western Alliance Bancorp(1)	5,473	244,753
White Mountains Insurance Group Ltd.	192	196,120
Willis Towers Watson Plc	272,935	52,277,970
Wintrust Financial Corp.	3,559	260,376
WR Berkley Corp.	9,004	593,634
Zions Bancorp N.A.	11,368	522,701

		1,604,568,193

Healthcare—11.44%
Abbott Laboratories	61,939	5,209,070
Acadia Healthcare Co., Inc.(1)	5,305	185,410
Agilent Technologies, Inc.	18,191	1,358,322
Agios Pharmaceuticals, Inc.(1)	2,915	145,400
Alexion Pharmaceuticals, Inc.(1)	3,323	435,247
Alkermes Plc(1)	9,870	222,470
Allergan Plc	337,961	56,584,810
Alnylam Pharmaceuticals, Inc.(1)	754	54,710
Amgen, Inc.	152,357	28,076,348
Anthem, Inc.	172,171	48,588,378
Baxter International, Inc.	885,826	72,549,149
Becton Dickinson & Co.	15,537	3,915,479
Biogen, Inc.(1)	8,059	1,884,758
Bio-Rad Laboratories, Inc.—Class A(1)	1,309	409,180
Bluebird Bio, Inc.(1)	3,486	443,419
Bristol Myers Squibb Co.	61,218	2,776,236
Cantel Medical Corp.	1,012	81,608
Cardinal Health, Inc.	752,865	35,459,942
Catalent, Inc.(1)	9,180	497,648
Centene Corp.(1)	4,250	222,870
Cigna Corp.	16,389	2,582,087
Covetrus, Inc.(1)	6,134	150,038
CVS Health Corp.	413,944	22,555,809
Danaher Corp.	574,534	82,112,399
DaVita, Inc.(1)	8,050	452,893
Dentsply Sirona, Inc.	14,042	819,491
Elanco Animal Health, Inc.(1)	23,214	784,633
Encompass Health Corp.	3,062	194,008
Exelixis, Inc.(1)	11,169	238,682
Gilead Sciences, Inc.	69,256	4,678,935
HCA Healthcare, Inc.	6,865	927,942
Henry Schein, Inc.(1)	8,276	578,492
Hill-Rom Holdings, Inc.	1,597	167,078
Hologic, Inc.(1)	3,306	158,754
Horizon Therapeutics Plc(1)	10,282	247,385
Humana, Inc.	4,883	1,295,460
ICU Medical, Inc.(1)	845	212,864
Integra LifeSciences Holdings Corp.(1)	4,485	250,487
IQVIA Holdings, Inc.(1)	6,519	1,048,907
Jazz Pharmaceuticals Plc(1)	255	36,353
Johnson & Johnson	681,333	94,896,060

Laboratory Corp. of America Holdings(1)	6,045	1,045,180
McKesson Corp.	10,672	1,434,210
MEDNAX, Inc.(1)	5,515	139,144
Medtronic Plc	2,031,705	197,867,750
Merck & Co., Inc.	897,769	75,277,931
Molina Healthcare, Inc.(1)	561	80,302
Mylan NV(1)	33,134	630,871
Nektar Therapeutics—Class A(1)	8,998	320,149
PerkinElmer, Inc.	5,446	524,668
Perrigo Co. Plc	8,430	401,437
Pfizer, Inc.	692,566	30,001,959
Premier, Inc.—Class A(1)	2,165	84,673
QIAGEN NV(1)	13,887	563,118
Quest Diagnostics, Inc.	8,668	882,489
Regeneron Pharmaceuticals, Inc.(1)	4,115	1,287,995
Sanofi—ADR	1,956,378	84,652,476
STERIS Plc	5,350	796,508
The Cooper Companies, Inc.	2,539	855,364
Thermo Fisher Scientific, Inc.	8,068	2,369,410
United Therapeutics Corp.(1)	2,669	208,342
UnitedHealth Group, Inc.	505,658	123,385,609
Universal Health Services, Inc.—Class B	5,435	708,670
WellCare Health Plans, Inc.(1)	291	82,955
West Pharmaceutical Services, Inc.	1,125	140,794
Zimmer Biomet Holdings, Inc.	12,972	1,527,323

		998,758,538

Industrials—14.34%
3M Co.	169,091	29,310,234
Acuity Brands, Inc.	1,844	254,306
ADT, Inc.	5,960	36,475
AECOM(1)	10,200	386,070
AGCO Corp.	4,326	335,568
Air Lease Corp.—Class A	1,860,498	76,912,987
Alaska Air Group, Inc.	4,143	264,779
Allegion Plc	1,131	125,032
AMERCO	107,996	40,881,886
American Airlines Group, Inc.	22,700	740,247
AMETEK, Inc.	2,951	268,069
AO Smith Corp.	7,330	345,683
Arconic, Inc.	25,188	650,354
BWX Technologies, Inc.	1,540	80,234
Canadian National Railway Co.	648,878	60,008,237
Carlisle Cos, Inc.	477	66,976
Caterpillar, Inc.	32,434	4,420,430
CH Robinson Worldwide, Inc.	2,004	169,037
Clean Harbors, Inc.(1)	3,174	225,671
Colfax Corp.(1)	5,910	165,657
Copa Holdings —Class A	1,943	189,579
Crane Co.	3,078	256,828
CSX Corp.	31,304	2,421,990
Cummins, Inc.	9,743	1,669,366
Curtiss-Wright Corp.	2,595	329,902
Deere & Co.	17,956	2,975,489
Delta Air Lines, Inc.	29,445	1,671,004
Dover Corp.	5,158	516,832
Eaton Corp. Plc	26,718	2,225,075
Emerson Electric Co.	35,451	2,365,291
Equifax, Inc.	1,166	157,690
Expeditors International of Washington, Inc.	3,127	237,214
Fastenal Co.	3,441	112,142

FedEx Corp.	359,478	59,022,693
Flowserve Corp.	6,506	342,801
Fluor Corp.	9,079	305,872
Fortive Corp.	14,519	1,183,589
Fortune Brands Home & Security, Inc.	5,236	299,133
Gardner Denver Holdings, Inc.(1)	8,250	285,450
Gates Industrial Corp. Plc(1)	2,382	27,179
General Dynamics Corp.	409,299	74,418,744
General Electric Co.	5,226,555	54,878,827
Genesee & Wyoming, Inc.—Class A(1)	2,837	283,700
GrafTech International Ltd.	3,363	38,674
Harris Corp.	426	80,569
HD Supply Holdings, Inc.(1)	10,800	435,024
Hexcel Corp.	359	29,036
Honeywell International, Inc.	332,710	58,087,839
Hubbell, Inc.—Class B	1,542	201,077
Huntington Ingalls Industries, Inc.	377	84,727
IAA, Inc.(1)	462	17,916
IDEX Corp.	2,393	411,931
IHS Markit Ltd.(1)	9,306	592,978
Ingersoll-Rand Plc	900	114,003
ITT, Inc.	5,345	349,991
Jacobs Engineering Group, Inc.	1,088,189	91,832,270
JB Hunt Transport Services, Inc.	39,306	3,592,961
JetBlue Airways Corp.(1)	17,299	319,859
Johnson Controls International Plc	1,002,880	41,428,973
Kansas City Southern	6,439	784,399
KAR Auction Services, Inc.	462	11,550
Kirby Corp.(1)	3,885	306,915
Knight-Swift Transportation Holdings, Inc.—Class A	8,389	275,495
L3 Technologies, Inc.	4,945	1,212,366
Lennox International, Inc.	121	33,275
Lockheed Martin Corp.	167,994	61,072,539
Lyft, Inc.(1)	1,841	120,972
Macquarie Infrastructure Corp.	4,805	194,795
ManpowerGroup, Inc.	3,820	369,012
Masco Corp.	18,528	727,039
MSC Industrial Direct Co., Inc.—Class A	2,763	205,180
Nielsen Holdings Plc	1,140,115	25,766,599
Nordson Corp.	205	28,969
Norfolk Southern Corp.	14,605	2,911,215
Northrop Grumman Corp.	167,634	54,164,222
nVent Electric Plc	9,903	245,495
Old Dominion Freight Line, Inc.	2,398	357,925
Oshkosh Corp.	4,358	363,849
Owens Corning	680,503	39,605,275
PACCAR, Inc.	21,489	1,539,902
Parker-Hannifin Corp.	8,109	1,378,611
Pentair Plc	10,292	382,862
Quanta Services, Inc.	6,468	247,013
Raytheon Co.	342,918	59,626,582
Regal Beloit Corp.	2,848	232,710
Republic Services, Inc.—Class A	13,122	1,136,890
Resideo Technologies, Inc.(1)	7,785	170,647
Roper Technologies, Inc.	5,484	2,008,570
Ryder System, Inc.	3,127	182,304
Schneider National, Inc.—Class B	2,128	38,815
Sensata Technologies Holding Plc(1)	5,828	285,572
Snap-on, Inc.	3,495	578,912
Southwest Airlines Co.	12,526	636,070

Spirit AeroSystems Holdings, Inc.—Class A	499,862	40,673,771
Stanley Black & Decker, Inc.	334,086	48,312,176
Stericycle, Inc.(1)	5,100	243,525
Teledyne Technologies, Inc.(1)	2,263	619,768
Textron, Inc.	14,750	782,340
Timken Co.	4,209	216,090
TransDigm Group, Inc.(1)	586	283,507
Trinity Industries, Inc.	6,722	139,482
Uber Technologies, Inc.(1)	10,196	472,890
Union Pacific Corp.	425,326	71,926,880
United Continental Holdings, Inc.(1)	11,899	1,041,757
United Parcel Service, Inc.—Class B	546,623	56,449,757
United Rentals, Inc.(1)	1,447	191,916
United Technologies Corp.	754,388	98,221,318
Univar, Inc.(1)	9,987	220,113
Valmont Industries, Inc.	1,355	171,828
WABCO Holdings, Inc.(1)	524	69,482
Wabtec Corp.	752,836	54,023,511
Waste Management, Inc.	5,872	677,453
Watsco, Inc.	2,029	331,802
WESCO International, Inc.(1)	2,965	150,177
Woodward, Inc.	631	71,404
XPO Logistics, Inc.(1)	2,430	140,478

		1,252,076,121

Information Technology—10.89%
2U, Inc.(1)	2,227	83,824
Accenture Plc—Class A	330,470	61,060,942
Akamai Technologies, Inc.(1)	561	44,959
Alliance Data Systems Corp.	2,518	352,847
Amdocs Ltd.	8,903	552,787
Analog Devices, Inc.	20,165	2,276,024
Apple, Inc.	442,743	87,627,695
Applied Materials, Inc.	27,886	1,252,360
Arrow Electronics, Inc.(1)	5,361	382,078
Autodesk, Inc.(1)	3,184	518,674
Automatic Data Processing, Inc.	206,146	34,082,118
Avnet, Inc.	6,854	310,281
Broadcom, Inc.	202,094	58,174,779
CACI International, Inc.—Class A(1)	1,555	318,137
Ciena Corp.(1)	9,806	403,321
Cisco Systems, Inc.	1,262,610	69,102,645
Citrix Systems, Inc.	874	85,774
Cognizant Technology Solutions Corp.—Class A	33,155	2,101,695
Coherent, Inc.(1)	1,519	207,146
CommScope Holding Co., Inc.(1)	12,074	189,924
CoreLogic, Inc.(1)	4,805	200,993
Corning, Inc.	33,469	1,112,175
Cree, Inc.(1)	6,152	345,619
Cypress Semiconductor Corp.	23,080	513,299
Dell Technologies, Inc.—Class C(1)	3,845	195,326
Dolby Laboratories, Inc.—Class A	3,438	222,095
DXC Technology Co.	17,002	937,660
EchoStar Corp.—Class A(1)	2,927	129,725
Fidelity National Information Services, Inc.	9,195	1,128,043
First Solar, Inc.(1)	5,435	356,971
FLIR Systems, Inc.	7,903	427,552
Hewlett Packard Enterprise Co.	86,720	1,296,464
HP, Inc.	92,635	1,925,882
Intel Corp.	284,235	13,606,329
International Business Machines Corp.	22,224	3,064,690

IPG Photonics Corp.(1)	2,086	321,766
Jabil, Inc.	7,382	233,271
Jack Henry & Associates, Inc.	569	76,200
Juniper Networks, Inc.	21,978	585,274
Lam Research Corp.	1,158	217,519
Leidos Holdings, Inc.	8,600	686,710
Littelfuse, Inc.	1,514	267,842
LogMeIn, Inc.	3,105	228,776
Marvell Technology Group Ltd.	2,306,634	55,059,354
Maxim Integrated Products, Inc.	10,726	641,629
Microchip Technology, Inc.	425,795	36,916,426
Micron Technology, Inc.(1)	70,137	2,706,587
Microsoft Corp.	1,029,031	137,848,993
MKS Instruments, Inc.	3,418	266,228
Motorola Solutions, Inc.	2,723	454,006
National Instruments Corp.	7,778	326,598
Nuance Communications, Inc.(1)	18,745	299,358
NXP Semiconductors NV	745,574	72,775,478
ON Semiconductor Corp.(1)	25,819	521,802
Oracle Corp.	1,376,348	78,410,546
Qorvo, Inc.(1)	7,678	511,432
QUALCOMM, Inc.	539,601	41,047,448
Sabre Corp.	14,357	318,725
Samsung Electronics Co. Ltd.	1,460,666	59,478,819
Skyworks Solutions, Inc.	10,376	801,753
SS&C Technologies Holdings, Inc.	1,022	58,877
Symantec Corp.	37,839	823,377
SYNNEX Corp.	2,613	257,119
Texas Instruments, Inc.	345,071	39,600,348
Trimble, Inc.(1)	13,198	595,362
VeriSign, Inc.(1)	2,077	434,425
ViaSat, Inc.(1)	3,521	284,567
Visa, Inc.—Class A	405,530	70,379,732
Western Digital Corp.	18,692	888,805
Western Union Co.	20,838	414,468
Worldpay, Inc.—Class A(1)	6,253	766,305
Xerox Corp.	13,264	469,678

		950,566,436

Materials—6.62%
Air Products & Chemicals, Inc.	287,362	65,050,136
Albemarle Corp.	6,599	464,635
Alcoa Corp.(1)	11,890	278,345
AptarGroup, Inc.	2,395	297,794
Ardagh Group —Class A	991	17,342
Ashland Global Holdings, Inc.	4,078	326,118
Axalta Coating Systems Ltd.(1)	7,772	231,372
Berry Global Group, Inc.(1)	5,140	270,313
Cabot Corp.	3,655	174,380
Celanese Corp.—Class A	471,857	50,866,185
CF Industries Holdings, Inc.	12,598	588,453
Chemours Co.	10,342	248,208
Corteva, Inc.(1)	1,064,666	31,482,174
Crown Holdings, Inc.(1)	3,485	212,934
Domtar Corp.	3,852	171,530
Dow, Inc.	691,267	34,086,376
DowDuPont, Inc.	881,702	66,189,369
Eagle Materials, Inc.	306	28,366
Eastman Chemical Co.	8,685	675,953
Ecolab, Inc.	346,754	68,463,110
Element Solutions, Inc.(1)	2,712,354	28,045,740

FMC Corp.	8,319	690,061
Freeport-McMoRan, Inc.	91,618	1,063,685
Graphic Packaging Holding Co.	15,584	217,864
Huntsman Corp.	14,489	296,155
International Flavors & Fragrances, Inc.	6,761	980,953
International Paper Co.	25,165	1,090,148
Linde Plc	645,074	129,530,859
LyondellBasell Industries NV—Class A	410,130	35,324,497
Martin Marietta Materials, Inc.	2,740	630,501
Mosaic Co.	22,324	558,770
NewMarket Corp.	31	12,429
Newmont Goldcorp Corp.	51,657	1,987,245
Nucor Corp.	19,760	1,088,776
Nutrien Ltd.	951,482	50,866,228
Olin Corp.	10,270	225,016
Owens-Illinois, Inc.	10,795	186,430
Packaging Corp. of America	5,925	564,771
PPG Industries, Inc.	10,091	1,177,721
Reliance Steel & Aluminum Co.	4,177	395,228
Royal Gold, Inc.	2,366	242,491
RPM International, Inc.	6,474	395,626
Sealed Air Corp.	9,119	390,111
Silgan Holdings, Inc.	4,920	150,552
Sonoco Products Co.	6,328	413,471
Southern Copper Corp.	1,446	56,177
Steel Dynamics, Inc.	11,702	353,400
United States Steel Corp.	10,655	163,128
Valvoline, Inc.	11,620	226,939
Vulcan Materials Co.	450	61,789
Westlake Chemical Corp.	2,235	155,243
Westrock Co.	16,204	590,960

		578,256,057

Real Estate—3.29%
Alexandria Real Estate Equities, Inc.	7,069	997,365
American Campus Communities, Inc.	8,769	404,777
American Homes 4 Rent—Class A	9,290	225,840
American Tower Corp.	430,235	87,961,546
Apartment Investment & Management Co.—Class A	9,600	481,152
Apple Hospitality REIT, Inc.	13,332	211,446
AvalonBay Communities, Inc.	8,746	1,777,012
Boston Properties, Inc.	9,881	1,274,649
Brandywine Realty Trust	10,849	155,358
Brixmor Property Group, Inc.	19,620	350,806
Camden Property Trust	5,708	595,858
CBRE Group, Inc.—Class A(1)	13,376	686,189
Colony Capital, Inc.	28,895	144,475
Columbia Property Trust, Inc.	7,444	154,389
CoreSite Realty Corp.	510	58,737
Corporate Office Properties Trust	6,076	160,224
Cousins Properties, Inc.	9,214	333,270
CubeSmart	11,910	398,270
CyrusOne, Inc.	6,882	397,229
Digital Realty Trust, Inc.	12,996	1,530,799
Douglas Emmett, Inc.	10,301	410,392
Duke Realty Corp.	22,350	706,483
Empire State Realty Trust, Inc.—Class A	8,725	129,217
EPR Properties	4,538	338,489
Equity Commonwealth	7,626	247,998
Equity Residential	22,776	1,729,154
Essex Property Trust, Inc.	4,221	1,232,237

Extra Space Storage, Inc.	1,172	124,349
Federal Realty Investment Trust	4,627	595,773
Gaming & Leisure Properties, Inc.	12,806	499,178
HCP, Inc.	30,497	975,294
Healthcare Trust of America, Inc.—Class A	13,369	366,712
Highwoods Properties, Inc.	6,167	254,697
Hospitality Properties Trust	9,834	245,850
Host Hotels & Resorts, Inc.	46,700	850,874
Hudson Pacific Properties, Inc.	8,320	276,806
Invitation Homes, Inc.	26,750	715,027
Iron Mountain, Inc.	15,983	500,268
JBG SMITH Properties	7,040	276,954
Jones Lang LaSalle, Inc.	2,839	399,419
Kilroy Realty Corp.	6,067	447,805
Kimco Realty Corp.	25,943	479,427
Liberty Property Trust	898,070	44,939,423
Life Storage, Inc.	2,663	253,198
Macerich Co.	8,775	293,875
Medical Properties Trust, Inc.	23,727	413,799
MGM Growth Properties LLC—Class A	1,347,191	41,291,404
Mid-America Apartment Communities, Inc.	7,222	850,463
National Retail Properties, Inc.	10,185	539,907
Omega Healthcare Investors, Inc.	13,523	496,970
Outfront Media, Inc.	8,545	220,376
Paramount Group, Inc.	12,208	171,034
Park Hotels & Resorts, Inc.	13,063	360,016
Prologis, Inc.	39,905	3,196,390
Public Storage	297,141	70,770,072
Rayonier, Inc.	7,937	240,491
Realty Income Corp.	19,948	1,375,813
Regency Centers Corp.	10,528	702,639
Retail Properties of America, Inc.—Class A	12,899	151,692
Simon Property Group, Inc.	2,221	354,827
SITE Centers Corp.	9,893	130,983
SL Green Realty Corp.	5,139	413,021
Spirit Realty Capital, Inc.	5,854	249,732
STORE Capital Corp.	11,866	393,833
Sun Communities, Inc.	4,065	521,092
Taubman Centers, Inc.	3,696	150,908
The Howard Hughes Corp.(1)	1,442	178,577
UDR, Inc.	17,171	770,806
Ventas, Inc.	22,520	1,539,242
VEREIT, Inc.	59,695	537,852
VICI Properties, Inc.	25,828	569,249
Vornado Realty Trust	10,982	703,946
Weingarten Realty Investors	7,350	201,537
Welltower, Inc.	25,676	2,093,364
Weyerhaeuser Co.	47,077	1,240,008
WP Carey, Inc.	10,250	832,095

		287,250,428

Utilities—1.70%
AES Corp.	41,409	694,015
Alliant Energy Corp.	14,750	723,930
Ameren Corp.	15,300	1,149,183
American Electric Power Co., Inc.	31,165	2,742,831
American Water Works Co., Inc.	11,479	1,331,564
Aqua America, Inc.	13,567	561,267
Atmos Energy Corp.	7,400	781,144
Avangrid, Inc.	3,542	178,871
CenterPoint Energy, Inc.	31,707	907,771

CMS Energy Corp.		17,811	1,031,435
Consolidated Edison, Inc.		20,768	1,820,938
Dominion Energy, Inc.		654,558	50,610,424
DTE Energy Co.		11,523	1,473,561
Duke Energy Corp.		46,196	4,076,335
Edison International		20,363	1,372,670
Entergy Corp.		11,545	1,188,327
Evergy, Inc.		15,405	926,611
Eversource Energy		19,817	1,501,336
Exelon Corp.		1,021,649	48,977,853
FirstEnergy Corp.		33,659	1,440,942
Hawaiian Electric Industries, Inc.		6,662	290,130
IDACORP, Inc.		3,182	319,568
MDU Resources Group, Inc.		11,724	302,479
National Fuel Gas Co.		4,998	263,644
NextEra Energy, Inc.		30,389	6,225,490
NiSource, Inc.		23,025	663,120
NRG Energy, Inc.		18,748	658,430
OGE Energy Corp.		12,803	544,896
PG&E Corp.(1)		33,213	761,242
Pinnacle West Capital Corp.		7,141	671,897
PPL Corp.		45,512	1,411,327
Public Service Enterprise Group, Inc.		32,072	1,886,475
Sempra Energy		17,374	2,387,883
Southern Co.		65,645	3,628,856
UGI Corp.		11,092	592,424
Vistra Energy Corp.		25,292	572,611
WEC Energy Group, Inc.		19,925	1,661,147
Xcel Energy, Inc.		32,446	1,930,213

			148,262,840

Total Common Stocks (Cost: $7,129,057,082)			8,393,691,078

SHORT-TERM INVESTMENTS—3.33%
Money Market Funds—3.30%
Goldman Sachs Financial Square Government Fund—Class I, 2.25%(2)		287,806,943	287,806,943

Total Money Market Funds (Cost: $287,806,943)			287,806,943

	Principal Amount		Value
Time Deposits—0.03%
ANZ, London, 1.91% due 7/1/2019		$207,480	207,480
Banco Santander, Frankfurt 1.91% due 7/1/2019		945,963	945,963
BNP Paribas, Paris, -0.58% due 7/1/2019	EUR	276,159	314,021
Brown Brothers Harriman, 1.91% due 7/1/2019		$6,028	6,028
J.P. Morgan, New York, 1.91% due 7/1/2019		1,429,971	1,429,971

Total Time Deposits (Cost: $2,903,463)			2,903,463

Total Short-Term Investments (Cost: $290,710,405)			290,710,406

TOTAL INVESTMENTS IN SECURITIES—99.47% (Cost: $7,419,767,487)			8,684,401,484

OTHER ASSETS IN EXCESS OF LIABILITIES—0.53%			46,674,813

TOTAL NET ASSETS—100.00%			$8,731,076,297

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS—97.51%
Communication Services—2.86%
Altice USA, Inc.—Class A(1)	21,876	$532,681
AMC Networks, Inc.—Class A(1)	2,839	154,697
Bandwidth, Inc.(1)	4,967	372,624
Boingo Wireless, Inc.(1)	16,099	289,299
Boston Omaha Corp.—Class A(1)	2,689	62,250
Cable One, Inc.	292	341,929
Cardlytics, Inc.(1)	5,038	130,887
Care.com, Inc.(1)	6,907	75,839
Cargurus, Inc.—Class A(1)	27,477	992,194
Cars.com, Inc.(1)	3,369	66,437
CBS Corp.—Class B(1)	19,925	994,258
Central European Media Enterprises Ltd.—Class A(1)	32,042	139,703
Clear Channel Outdoor Holdings, Inc.—Class A(1)	3,656	17,256
Cogent Communications Holdings, Inc.	15,623	927,381
Electronic Arts, Inc.(1)	22,735	2,302,146
Entravision Communications Corp.—Class A	4,280	13,354
Eros International Plc(1)	886	1,196
Eventbrite, Inc.(1)	13,531	219,202
EverQuote, Inc.(1)	3,142	40,846
Fluent, Inc.(1)	14,551	78,284
Fox Corp.—Class A	2,241	82,110
Fox Corp.—Class B	1,017	37,151
Glu Mobile, Inc.(1)	42,812	307,390
Gogo, Inc.(1)	19,300	76,814
Gray Television, Inc.(1)	13,684	224,281
Hemisphere Media Group, Inc.—Class A(1)	5,348	69,096
IDT Corp.(1)	4,468	42,312
IMAX Corp.(1)	19,424	392,365
InterActiveCorp(1)	25,019	5,442,383
Interpublic Group of Cos, Inc.	2,334	52,725
John Wiley & Sons, Inc.—Class A	463,813	21,270,464
Liberty Media Corp.-Liberty Braves—Class A(1)	3,836	106,641
Liberty Media Corp.-Liberty Braves—Class C(1)	13,474	376,868
Liberty TripAdvisor Holdings, Inc.—Class A(1)	26,864	333,114
Live Nation Entertainment, Inc.(1)	599,982	39,748,808
LiveXLive Media, Inc.(1)	9,765	40,525
Loral Space & Communications, Inc.(1)	4,936	170,341
Madison Square Garden Co.—Class A(1)	108	30,234
Match Group, Inc.	3,647	245,334
MDC Partners, Inc.—Class A(1)	22,058	55,586
Meet Group, Inc.(1)	17,124	59,592
Meredith Corp.	14,737	811,419
National CineMedia, Inc.	2,452	16,085
New York Times Co.—Class A	2,028	66,153
Nexstar Media Group, Inc.—Class A	2,299	232,199
Omnicom Group, Inc.	7,817	640,603
Ooma, Inc.(1)	7,224	75,708
ORBCOMM, Inc.(1)	22,465	162,871
Pareteum Corp.(1)	17,672	46,124
pdvWireless, Inc.(1)	3,429	161,163
Pinterest, Inc.—Class A	448,810	12,216,608
QuinStreet, Inc.(1)	16,753	265,535
Rosetta Stone, Inc.(1)	1,165	26,655
Shenandoah Telecommunications Co.	17,785	685,078
Sinclair Broadcast Group, Inc.—Class A	3,757	201,488
Sirius XM Holdings, Inc.	95,202	531,227
Spotify Technology SA(1)	7,861	1,149,435
Take-Two Interactive Software, Inc.(1)	34,516	3,918,602

TechTarget, Inc.(1)	8,393	178,351
Travelzoo(1)	2,215	34,200
TripAdvisor, Inc.(1)	6,376	295,145
TrueCar, Inc.(1)	33,828	184,701
Twitter, Inc.(1)	50,209	1,752,294
Vonage Holdings Corp.(1)	56,956	645,312
World Wrestling Entertainment, Inc.—Class A	2,895	209,048
Yelp, Inc.—Class A(1)	27,935	954,818
Zayo Group Holdings, Inc.(1)	15,040	494,966
Zynga, Inc.—Class A(1)	1,980,328	12,139,411

		115,011,796

Consumer Discretionary—12.29%
1-800-Flowers.com, Inc.—Class A(1)	9,168	173,092
Aaron’s, Inc.	124,313	7,634,061
Advance Auto Parts, Inc.	270,931	41,761,304
American Eagle Outfitters, Inc.	53,865	910,319
America’s Car-Mart, Inc.(1)	2,298	197,812
Aptiv Plc	276,618	22,359,033
Asbury Automotive Group, Inc.(1)	7,177	605,308
At Home Group, Inc.(1)	1,173	7,812
AutoZone, Inc.(1)	1,651	1,815,225
Best Buy, Inc.	3,141	219,022
Biglari Holdings, Inc.—Class B(1)	285	29,600
BJ’s Restaurants, Inc.	7,666	336,844
Bloomin’ Brands, Inc.	34,001	642,959
Boot Barn Holdings, Inc.(1)	10,343	368,625
Boyd Gaming Corp.	27,106	730,236
Bright Horizons Family Solutions, Inc.(1)	84,012	12,674,890
Brinker International, Inc.	10,450	411,208
Burlington Stores, Inc.(1)	44,168	7,515,185
Camping World Holdings, Inc.—Class A	11,717	145,525
Canada Goose Holdings, Inc.(1)	65,408	2,533,252
Capri Holdings Ltd.(1)	3,933	136,396
Career Education Corp.(1)	25,468	485,675
CarMax, Inc.(1)	5,254	456,205
Carrols Restaurant Group, Inc.(1)	862	7,784
Carter’s, Inc.	1,341	130,801
Carvana Co.—Class A(1)	2,640	165,238
Cavco Industries, Inc.(1)	3,186	501,922
Centric Brands, Inc.(1)	3,703	15,219
Century Communities, Inc.(1)	4,073	108,260
Cheesecake Factory, Inc.	15,542	679,496
Chegg, Inc.(1)	42,954	1,657,595
Chewy, Inc.—Class A(1)	355,200	12,432,000
Children’s Place, Inc.	5,682	541,949
Chipotle Mexican Grill, Inc.—Class A(1)	1,706	1,250,293
Choice Hotels International, Inc.	1,074	93,449
Churchill Downs, Inc.	13,038	1,500,283
Chuy’s Holdings, Inc.(1)	1,569	35,961
Clarus Corp.	3,026	43,695
Collectors Universe(1)	2,687	57,341
Columbia Sportswear Co.	1,280	128,205
Core-Mark Holding Co., Inc.	16,755	665,509
Cracker Barrel Old Country Store, Inc.	7,110	1,213,890
Crocs, Inc.(1)	23,699	468,055
Darden Restaurants, Inc.	8,204	998,673
Dave & Buster’s Entertainment, Inc.	13,398	542,217
Deckers Outdoor Corp.(1)	10,835	1,906,635
Delphi Technologies Plc	154,414	3,088,280
Denny’s Corp.(1)	16,509	338,930

Designer Brands, Inc.—Class A	8,412	161,258
Dine Brands Global, Inc.	3,668	350,184
Dollar General Corp.	16,309	2,204,324
Dollar Tree, Inc.(1)	8,512	914,104
Domino’s Pizza, Inc.	22,402	6,234,029
Dorman Products, Inc.(1)	9,997	871,139
Drive Shack, Inc.	21,047	98,710
Duluth Holdings, Inc.—Class B(1)	3,965	53,884
Dunkin’ Brands Group, Inc.	5,121	407,939
Eldorado Resorts, Inc.(1)	24,426	1,125,306
Empire Resorts, Inc.(1)	598	5,741
Etsy, Inc.(1)	7,955	488,198
Everi Holdings, Inc.(1)	24,966	297,844
Expedia Group, Inc.	287,206	38,207,014
Five Below, Inc.(1)	24,354	2,922,967
Floor & Decor Holdings, Inc.—Class A(1)	59,134	2,477,715
Fox Factory Holding Corp.(1)	13,932	1,149,529
Funko, Inc.—Class A(1)	6,287	152,271
Gentherm, Inc.(1)	176,860	7,398,054
Golden Entertainment, Inc.(1)	3,186	44,604
GoPro, Inc.—Class A(1)	41,691	227,633
Grand Canyon Education, Inc.(1)	27,029	3,162,934
Green Brick Partners, Inc.(1)	729	6,058
Greenlane Holdings, Inc.(1)	2,104	20,177
Groupon, Inc.—Class A(1)	167,058	598,068
GrubHub, Inc.(1)	417,902	32,592,177
H&R Block, Inc.	2,251	65,954
Hamilton Beach Brands Holding Co.—Class A	2,149	40,938
Hanesbrands, Inc.	18,634	320,877
Hasbro, Inc.	7,726	816,484
Helen of Troy Ltd.(1)	74,625	9,745,279
Hibbett Sports, Inc.(1)	571	10,392
Hilton Grand Vacations, Inc.(1)	867	27,588
Hilton Worldwide Holdings, Inc.	19,103	1,867,127
Hooker Furniture Corp.	331	6,825
Hudson Ltd.—Class A(1)	280,327	3,865,709
Inspired Entertainment, Inc.(1)	2,961	24,991
Installed Building Products, Inc.(1)	8,380	496,264
iRobot Corp.(1)	10,156	930,696
Jack in the Box, Inc.	1,459	118,748
Johnson Outdoors, Inc.—Class A	1,148	85,606
K12, Inc.(1)	1,110	33,755
KB Home	6,354	163,488
Kontoor Brands, Inc.(1)	3,858	108,101
L Brands, Inc.	2,378	62,066
La-Z-Boy, Inc.	6,946	212,964
LCI Industries	9,027	812,430
Leaf Group Ltd.(1)	4,148	30,737
Legacy Housing Corp.(1)	890	11,081
Lennar Corp.—Class A	7,838	379,829
Lennar Corp.—Class B	467	17,984
LGI Homes, Inc.(1)	7,409	529,225
Liberty Expedia Holdings, Inc.—Class A(1)	1,206	57,635
Lindblad Expeditions Holdings, Inc.(1)	8,626	154,837
Lithia Motors, Inc.—Class A	5,029	597,345
LKQ Corp.(1)	3,169	84,327
Lovesac Co.(1)	2,162	67,173
Lululemon Athletica, Inc.(1)	40,169	7,238,855
Lumber Liquidators Holdings, Inc.(1)	1,985	22,927
Malibu Boats, Inc.—Class A(1)	7,687	298,640

Marine Products Corp.	2,528	39,032
MarineMax, Inc.(1)	483	7,941
Marriott Vacations Worldwide Corp.	2,939	283,320
MasterCraft Boat Holdings, Inc.(1)	6,631	129,901
Mattel, Inc.(1)	15,620	175,100
MercadoLibre, Inc.(1)	66,240	40,523,645
MGM Resorts International	2,728	77,939
Mohawk Industries, Inc.(1)	98,940	14,590,682
Monarch Casino & Resort, Inc.(1)	3,298	140,957
Monro, Inc.	12,098	1,031,959
Murphy USA, Inc.(1)	1,983	166,631
Nathan’s Famous, Inc.	478	37,341
National Vision Holdings, Inc.(1)	25,496	783,492
Noodles & Co.—Class A(1)	10,509	82,811
Nordstrom, Inc.	7,201	229,424
Norwegian Cruise Line Holdings Ltd.(1)	2,821	151,290
NVR, Inc.(1)	210	707,753
Ollie’s Bargain Outlet Holdings, Inc.(1)	134,191	11,689,378
O’Reilly Automotive, Inc.(1)	5,138	1,897,566
Overstock.com, Inc.(1)	1,541	20,958
Oxford Industries, Inc.	2,405	182,299
Papa John’s International, Inc.	7,322	327,440
Penn National Gaming, Inc.(1)	4,606	88,712
PetMed Express, Inc.	2,077	32,547
Planet Fitness, Inc.—Class A(1)	5,643	408,779
PlayAGS, Inc.(1)	9,927	193,080
Polaris Industries, Inc.	3,442	314,014
Pool Corp.	82,646	15,785,386
Purple Innovation, Inc.(1)	1,352	9,126
Quotient Technology, Inc.(1)	3,041	32,660
Red Rock Resorts, Inc.—Class A	25,782	553,797
Regis Corp.(1)	677	11,238
Rent-A-Center, Inc.	18,025	480,006
RH(1)	1,916	221,490
Roku, Inc.—Class A(1)	5,463	494,839
Ross Stores, Inc.	370,772	36,750,921
Rubicon Project, Inc.(1)	11,892	75,633
Ruth’s Hospitality Group, Inc.	10,639	241,612
Sally Beauty Holdings, Inc.(1)	684,000	9,124,560
Scientific Games Corp.(1)	20,643	409,144
SeaWorld Entertainment, Inc.(1)	18,698	579,638
Select Interior Concepts, Inc.(1)	2,282	26,585
Service Corp. International	4,346	203,306
ServiceMaster Global Holdings, Inc.	1,482	77,197
Shake Shack, Inc.—Class A(1)	10,444	754,057
Shutterfly, Inc.(1)	12,686	641,277
Shutterstock, Inc.	7,062	276,760
Six Flags Entertainment Corp.	510	25,337
Skechers U., Inc.—Class A(1)	3,202	100,831
Skyline Champion Corp.(1)	18,632	510,144
Sleep Number Corp.(1)	10,110	408,343
Sonos, Inc.(1)	25,860	293,252
Sotheby’s(1)	11,664	678,028
Standard Motor Products, Inc.	1,659	75,219
Steven Madden Ltd.	265,501	9,013,759
Stitch Fix, Inc.(1)	13,772	440,566
Stoneridge, Inc.(1)	1,152	36,346
Strategic Education, Inc.	7,894	1,405,132
Sturm Ruger & Co., Inc.	5,616	305,960
Superior Group of Cos, Inc.	1,138	19,494

Tailored Brands, Inc.	16,753	96,665
Target Hospitality Corp.(1)	12,327	112,176
Taylor Morrison Home Corp.—Class A(1)	5,455	114,337
Tempur Sealy International, Inc.(1)	3,046	223,485
Texas Roadhouse, Inc.—Class A	156,637	8,406,708
The Habit Restaurants, Inc.—Class A(1)	2,455	25,753
TopBuild Corp.(1)	12,554	1,038,969
Tractor Supply Co.	245,020	26,658,176
Twin River Worldwide Holdings, Inc.(1)	7,743	230,354
Ulta Beauty, Inc.(1)	88,220	30,602,636
Under Armour, Inc.—Class A(1)	8,286	210,050
Under Armour, Inc.—Class C(1)	8,492	188,522
Universal Electronics, Inc.(1)	4,506	184,836
Vail Resorts, Inc.	2,397	534,962
Waitr Holdings, Inc.(1)	3,833	24,110
Wayfair, Inc.—Class A(1)	4,099	598,454
Wendy’s Co.	12,306	240,951
Williams-Sonoma, Inc.	979	63,635
Wingstop, Inc.	60,359	5,719,015
Winmark Corp.	415	71,857
Winnebago Industries, Inc.	8,101	313,104
Wolverine World Wide, Inc.	15,737	433,397
Wyndham Hotels & Resorts, Inc.	2,026	112,929
Wynn Resorts Ltd.	5,415	671,406
YETI Holdings, Inc.	11,469	332,028
Yum China Holdings, Inc.	19,481	900,022
ZAGG, Inc.(1)	655	4,559

		494,688,736

Consumer Staples—5.44%
22nd Century Group, Inc.(1)	41,113	85,926
B&G Foods, Inc.	2,278	47,382
BJ’s Wholesale Club Holdings, Inc.(1)	14,497	382,721
Boston Beer Inc.—Class A(1)	3,094	1,168,789
Bridgford Foods Corp.(1)	402	11,964
Brown-Forman Corp.—Class A	3,111	171,105
Brown-Forman Corp.—Class B	339,779	18,833,950
Calavo Growers, Inc.	112,755	10,907,919
Campbell Soup Co.	342,378	13,719,086
Casey’s General Stores, Inc.	114,744	17,898,917
Celsius Holdings, Inc.(1)	9,975	44,289
Church & Dwight Co., Inc.	16,395	1,197,819
Clorox Co.	6,889	1,054,775
Coca-Cola Consolidated, Inc.	1,741	520,994
Craft Brew Alliance, Inc.(1)	667	9,331
elf Beauty, Inc.(1)	1,481	20,882
Flowers Foods, Inc.	1,040,000	24,200,800
Freshpet, Inc.(1)	11,508	523,729
Herbalife Nutrition Ltd.(1)	1,048	44,812
Hershey Co.	8,391	1,124,646
HF Foods Group, Inc.(1)	2,253	78,427
Hormel Foods Corp.	458,000	18,567,320
Inter Parfums, Inc.	6,532	434,313
J&J Snack Foods Corp.	5,646	908,724
John B Sanfilippo & Son, Inc.	3,198	254,849
Kellogg Co.	6,334	339,312
Lamb Weston Holdings, Inc.	2,496	158,147
Lancaster Colony Corp.	5,092	756,671
LifeVantage Corp.(1)	5,115	66,393
Limoneira Co.	1,483	29,571
McCormick & Co., Inc.	93,289	14,460,728

Medifast, Inc.	4,199	538,732
MGP Ingredients, Inc.	50,094	3,321,733
Molson Coors Brewing Co.—Class B	295,000	16,520,000
Monster Beverage Corp.(1)	68,847	4,394,504
National Beverage Corp.	4,363	194,721
New Age Beverages Corp.(1)	26,768	124,739
Performance Food Group Co.(1)	38,125	1,526,144
Pilgrim’s Pride Corp.(1)	1,218	30,925
Post Holdings, Inc.(1)	1,983	206,173
PriceSmart, Inc.	707	36,142
Primo Water Corp.(1)	13,069	160,749
Revlon, Inc.—Class A(1)	2,331	45,058
Sanderson Farms, Inc.	6,183	844,350
Sprouts Farmers Market, Inc.(1)	3,844	72,613
The Chefs’ Warehouse, Inc.(1)	8,967	314,473
The J.M. Smucker Co.	198,000	22,807,620
Tootsie Roll Industries, Inc.	5,539	204,555
TreeHouse Foods, Inc.(1)	271,601	14,693,614
Turning Point Brands, Inc.	3,076	150,662
US Foods Holding Corp.(1)	417,980	14,946,965
USANA Health Sciences, Inc.(1)	5,001	397,229
Vector Group Ltd.	36,799	358,790
WD-40 Co.	55,346	8,802,228
Youngevity International, Inc.(1)	3,025	17,242

		218,734,252

Energy—0.79%
Altus Midstream Co.(1)	18,850	70,122
Apergy Corp.(1)	118,791	3,984,250
Ardmore Shipping Corp.(1)	2,471	20,139
Brigham Minerals, Inc.(1)	4,203	90,196
Cabot Oil & Gas Corp.	160,368	3,682,049
Cactus, Inc.—Class A(1)	17,458	578,209
Callon Petroleum Co.(1)	250,431	1,650,340
Carrizo Oil & Gas, Inc.(1)	71,071	712,131
Cheniere Energy, Inc.(1)	8,986	615,092
Core Laboratories NV	229,685	12,007,932
CVR Energy, Inc.	4,476	223,755
Diamondback Energy, Inc.	2,262	246,490
DMC Global, Inc.	5,337	338,099
Dorian LPG Ltd.(1)	2,166	19,537
Equitrans Midstream Corp.	1,268	24,992
Evolution Petroleum Corp.	8,572	61,290
Falcon Minerals Corp.	2,365	19,866
FTS International, Inc.(1)	5,655	31,555
GasLog Ltd.	9,931	143,006
Golar LNG Ltd.	2,857	52,797
Goodrich Petroleum Corp.(1)	2,488	32,319
Isramco, Inc.(1)	113	13,391
Jagged Peak Energy, Inc.(1)	15,667	129,566
Liberty Oilfield Services, Inc.—Class A	4,891	79,136
Matador Resources Co.(1)	4,097	81,448
NextDecade Corp.(1)	4,317	27,284
ONEOK, Inc.	8,816	606,629
Parsley Energy, Inc.—Class A(1)	60,725	1,154,382
Pioneer Natural Resources Co.	4,737	728,835
PrimeEnergy Resources Corp.(1)	134	17,840
ProPetro Holding Corp.(1)	16,801	347,781
Range Resources Corp.	117,173	817,868
RigNet, Inc.(1)	4,702	47,396
Ring Energy, Inc.(1)	9,618	31,259

Rosehill Resources, Inc.(1)	3,749	13,871
Solaris Oilfield Infrastructure, Inc.—Class A	11,313	169,469
SRC Energy, Inc.(1)	490,712	2,433,932
Tellurian, Inc.(1)	35,010	274,829
U.S. Well Services, Inc.(1)	4,516	21,767
Uranium Energy Corp.(1)	67,184	92,042

		31,692,891

Financials—8.69%
Alleghany Corp.(1)	102	69,473
Ameriprise Financial, Inc.	1,239	179,853
Ameris Bancorp	3,208	125,722
Arch Capital Group Ltd.(1)	3,696	137,048
Ares Management Corp.—Class A	23,797	622,768
Argo Group International Holdings Ltd.	153,570	11,371,859
Arthur J. Gallagher & Co.	365,596	32,022,554
Artisan Partners Asset Management, Inc.—Class A	9,769	268,843
Athene Holding Ltd.—Class A(1)	4,240	182,574
Atlantic Capital Bancshares, Inc.(1)	415	7,105
Axis Capital Holdings Ltd.	695	41,457
Axos Financial, Inc.(1)	13,369	364,305
Bank First Corp.(1)	1,969	135,782
Bank of NT Butterfield & Son Ltd.	6,624	224,951
Baycom Corp.(1)	1,142	25,010
Blucora, Inc.(1)	12,850	390,255
Brown & Brown, Inc.	769	25,762
Bryn Mawr Bank Corp.	107,688	4,018,916
Cambridge Bancorp	327	26,651
Camden National Corp.	103,585	4,751,444
CBOE Global Markets, Inc.	1,851	191,819
Century Bancorp, Inc.—Class A	131	11,515
CIT Group, Inc.	409	21,489
City Holding Co.	341	26,005
CNB Financial Corporation, Inc.	342	9,658
Coastal Financial Corp.(1)	1,376	21,287
Cohen & Steers, Inc.	203,101	10,447,515
Columbia Banking System, Inc.	390,741	14,137,009
Comerica, Inc.	559	40,606
Commerce Bancshares, Inc.	197,400	11,776,884
ConnectOne Bancorp, Inc.	2,630	59,596
Cowen, Inc.—Class A(1)	5,089	87,480
Crawford & Co. -Class A	5,240	55,177
Credit Acceptance Corp.(1)	627	303,361
Cullen/Frost Bankers, Inc.	167,000	15,641,220
Curo Group Holdings Corp.(1)	6,406	70,786
Diamond Hill Investment Group, Inc.	1,070	151,640
Discover Financial Services	7,625	591,624
E*TRADE Financial Corp.	3,057	136,342
Eagle Bancorp, Inc.	61,408	3,324,015
eHealth, Inc.(1)	8,270	712,047
Elevate Credit, Inc.(1)	6,539	26,941
Enova International, Inc.(1)	7,994	184,262
Enstar Group Ltd.(1)	771	134,370
Erie Indemnity Co.—Class A	1,112	282,759
Esquire Financial Holdings, Inc.(1)	799	20,095
Essent Group Ltd.(1)	17,933	842,672
Evercore, Inc.—Class A	981	86,887
Everest Re Group Ltd.	150,476	37,194,658
FactSet Research Systems, Inc.	2,490	713,534
FB Financial Corp.	2,964	108,482
Federal Agricultural Mortgage Corp.—Class C	1,062	77,165

Federated Investors, Inc.—Class B	35,632	1,158,040
FedNat Holding Co.	1,993	28,440
Fidelity D&D Bancorp, Inc.	377	25,334
First Financial Bankshares, Inc.	47,713	1,469,083
First Foundation, Inc.	4,018	54,002
First Republic Bank	199,146	19,446,607
FirstCash, Inc.	69,052	6,906,581
Focus Financial Partners, Inc.—Class A(1)	11,238	306,910
FS Bancorp, Inc.	58	3,008
GAMCO Investors, Inc.—Class A	1,672	32,052
Glacier Bancorp, Inc.	4,287	173,838
Global Indemnity Ltd.	576	17,833
Goosehead Insurance, Inc.—Class A	4,140	197,892
Great Western Bancorp, Inc.	248,443	8,874,384
Green Dot Corp.—Class A(1)	107,285	5,246,237
Greene County Bancorp, Inc.	938	27,596
Greenhill & Co., Inc.	6,188	84,095
Hamilton Lane, Inc.—Class A	8,071	460,531
Hanmi Financial Corp.	645	14,364
HarborOne Bancorp, Inc.(1)	2,411	45,158
Health Insurance Innovations, Inc.—Class A(1)	3,614	93,675
Heritage Commerce Corp.	707	8,661
Heritage Insurance Holdings, Inc.	823	12,682
Hingham Institution for Savings	217	42,968
HomeTrust Bancshares, Inc.	1,799	45,227
Houlihan Lokey, Inc.—Class A	160,798	7,160,335
Independent Bank Corp.	1,052	80,110
Independent Bank Corp. MI	2,030	44,234
Independent Bank Group, Inc.	2,993	164,495
Interactive Brokers Group, Inc.—Class A	1,344	72,845
Investar Holding Corp.	915	21,823
Investors Title Co.	86	14,362
James River Group Holdings Ltd.	4,476	209,924
Kearny Financial Corp.	9,738	129,418
Kemper Corp.	760	65,580
Kinsale Capital Group, Inc.	7,319	669,542
Ladenburg Thalmann Financial Services, Inc.	40,081	137,478
Lakeland Financial Corp.	6,420	300,649
Lazard Ltd.—Class A	2,675	91,993
LegacyTexas Financial Group, Inc.	6,613	269,215
LendingTree, Inc.(1)	513	215,475
LPL Financial Holdings, Inc.	5,516	449,940
Malvern Bancorp, Inc.(1)	416	9,156
Markel Corp.(1)	74	80,630
MarketAxess Holdings, Inc.	22,579	7,257,342
Marlin Business Services Corp.	843	21,016
MBIA, Inc.(1)	2,873	26,748
Meridian Bancorp, Inc.	1,975	35,333
Meta Financial Group, Inc.	7,889	221,286
Midland States Bancorp, Inc.	293	7,829
Moelis & Co.—Class A	14,199	496,255
Morningstar, Inc.	47,300	6,841,472
Mr Cooper Group, Inc.	13,529	108,367
MSCI, Inc.—Class A	5,474	1,307,136
National Bank Holdings Corp.—Class A	3,290	119,427
National General Holdings Corp.	15,116	346,761
NMI Holdings, Inc.—Class A(1)	24,129	685,022
Northern Trust Corp.	275,000	24,750,000
Och-Ziff Capital Management Group, Inc.(1)	3,229	74,138
Palomar Holdings, Inc.(1)	2,134	51,301

PCSB Financial Corp.	580	11,745
People’s Utah Bancorp	412	12,113
PJT Partners, Inc.—Class A	5,112	207,138
PRA Group, Inc.(1)	137,534	3,870,207
Preferred Bank Los Angeles	1,252	59,157
Primerica, Inc.	2,075	248,896
Prosperity Bancshares, Inc.	215,000	14,200,750
Pzena Investment Management, Inc.—Class A	6,117	52,545
Raymond James Financial, Inc.	1,985	167,832
Regional Management Corp.(1)	1,549	40,847
Reliant Bancorp, Inc.	377	8,909
RenaissanceRe Holdings Ltd.	1,111	197,769
RLI Corp.	14,827	1,270,822
Seacoast Banking Corp. of Florida(1)	2,758	70,164
SEI Investments Co.	4,161	233,432
Selective Insurance Group, Inc.	10,682	799,975
ServisFirst Bancshares, Inc.	13,973	478,715
Siebert Financial Corp.(1)	2,140	19,260
Signature Bank	1,800	217,512
Silvercrest Asset Management Group, Inc.—Class A	2,844	39,901
South State Corp.	143,328	10,558,974
Southern Missouri Bancorp, Inc.	156	5,434
State Auto Financial Corp.	541	18,935
Stock Yards Bancorp, Inc.	1,285	46,453
SVB Financial Group(1)	77,344	17,370,689
Synchrony Financial	12,487	432,924
Synovus Financial Corp.	851	29,785
T Rowe Price Group, Inc.	4,495	493,146
Texas Capital Bancshares, Inc.(1)	131,972	8,099,122
The Progressive Corp.	298,520	23,860,704
Tradeweb Markets, Inc.—Class A	170,698	7,478,279
TriState Capital Holdings, Inc.(1)	1,883	40,183
Triumph Bancorp, Inc.(1)	4,198	121,952
Trupanion, Inc.(1)	10,518	380,015
UMB Financial Corp.	115,979	7,633,738
Union Bankshares, Inc.	857	31,718
United Community Banks, Inc.	2,341	66,859
United Community Financial Corp.	1,313	12,565
United Fire Group, Inc.	738	35,763
Unity Bancorp, Inc.	290	6,583
Universal Insurance Holdings, Inc.	3,874	108,085
Value Line, Inc.	389	10,701
Veritex Holdings, Inc.	5,578	144,749
Virtu Financial, Inc.—Class A	1,375	29,948
Virtus Investment Partners, Inc.	270	28,998
Voya Financial, Inc.	693	38,323
Walker & Dunlop, Inc.	1,167	62,096
Waterstone Financial, Inc.	170	2,900
West Bancorporation, Inc.	775	16,446
Westamerica Bancorporation	1,471	90,628
Western Alliance Bancorp(1)	810	36,223
WisdomTree Investments, Inc.	18,654	115,095
World Acceptance Corp.(1)	1,435	235,498

		349,644,267

Healthcare—20.52%
ABIOMED, Inc.(1)	17,479	4,553,105
Acadia Healthcare Co., Inc.(1)	82,815	2,894,384
ACADIA Pharmaceuticals, Inc.(1)	39,007	1,042,657
Accelerate Diagnostics, Inc.(1)	10,119	231,523
Acceleron Pharma, Inc.(1)	13,790	566,493

Accuray, Inc.(1)	32,148	124,413
AcelRx Pharmaceuticals, Inc.(1)	9,592	24,268
Acer Therapeutics, Inc.(1)	2,660	10,374
Addus HomeCare Corp.(1)	3,910	293,055
ADMA Biologics, Inc.(1)	9,232	35,728
Aduro Biotech, Inc.(1)	23,568	36,295
Adverum Biotechnologies, Inc.(1)	19,647	233,603
Aeglea BioTherapeutics, Inc.(1)	1,518	10,398
Aerie Pharmaceuticals, Inc.(1)	15,621	461,601
Affimed NV(1)	18,451	52,954
Agenus, Inc.(1)	38,781	116,343
AgeX Therapeutics, Inc.(1)	7,838	28,765
Agilent Technologies, Inc.	2,013	150,311
Agios Pharmaceuticals, Inc.(1)	396	19,752
Aimmune Therapeutics, Inc.(1)	16,469	342,885
Akcea Therapeutics, Inc.(1)	4,841	113,521
Akorn, Inc.(1)	3,874	19,951
Albireo Pharma, Inc.(1)	3,835	123,640
Alder Biopharmaceuticals, Inc.(1)	26,998	317,766
Aldeyra Therapeutics, Inc.(1)	5,250	31,500
Alector, Inc.(1)	3,634	69,046
Alexion Pharmaceuticals, Inc.(1)	159,487	20,889,607
Align Technology, Inc.(1)	14,999	4,105,226
Allakos, Inc.	6,424	278,352
Allogene Therapeutics, Inc.(1)	14,367	385,754
Alnylam Pharmaceuticals, Inc.(1)	5,906	428,539
Alphatec Holdings, Inc.(1)	9,959	45,214
Amedisys, Inc.(1)	11,608	1,409,327
American Renal Associates Holdings, Inc.(1)	2,119	15,765
AmerisourceBergen Corp.—Class A	115,095	9,813,000
Amicus Therapeutics, Inc.(1)	85,764	1,070,335
AMN Healthcare Services, Inc.(1)	17,050	924,962
Amneal Pharmaceuticals, Inc.(1)	34,710	248,871
Amphastar Pharmaceuticals, Inc.(1)	13,326	281,312
AnaptysBio, Inc.(1)	7,668	432,629
Anavex Life Sciences Corp.(1)	15,819	53,310
ANI Pharmaceuticals, Inc.(1)	3,400	279,480
Antares Pharma, Inc.(1)	60,029	197,495
Apellis Pharmaceuticals, Inc.(1)	17,894	453,434
Apollo Medical Holdings, Inc.(1)	2,323	38,817
Apyx Medical Corp.(1)	1,864	12,526
Aratana Therapeutics, Inc.(1)	16,812	86,750
Arena Pharmaceuticals, Inc.(1)	14,794	867,372
ArQule, Inc.(1)	34,598	380,924
Array BioPharma, Inc.(1)	82,493	3,821,901
Arrowhead Pharmaceuticals, Inc.(1)	34,564	915,946
Arvinas, Inc.(1)	6,512	143,199
Assembly Biosciences, Inc.(1)	891	12,020
Atara Biotherapeutics, Inc.(1)	16,405	329,905
Athenex, Inc.(1)	21,959	434,788
Athersys, Inc.(1)	49,110	82,505
AtriCure, Inc.(1)	13,774	411,016
Atrion Corp.	531	452,805
Audentes Therapeutics, Inc.(1)	16,239	614,809
Avalon GloboCare Corp.(1)	7,063	18,364
Avedro, Inc.(1)	1,879	36,904
Avid Bioservices, Inc.(1)	19,300	108,080
Avrobio, Inc.(1)	5,794	94,210
Axogen, Inc.(1)	12,543	248,351
Axonics Modulation Technologies, Inc.	5,726	234,594

Axsome Therapeutics, Inc.(1)	9,012	232,059
Bellicum Pharmaceuticals, Inc.(1)	2,172	3,692
BeyondSpring, Inc.(1)	3,676	87,121
BioCryst Pharmaceuticals, Inc.(1)	35,942	136,220
BioDelivery Sciences International, Inc.(1)	30,250	140,663
Biohaven Pharmaceutical Holding Co. Ltd.(1)	12,323	539,624
BioLife Solutions, Inc.(1)	2,460	41,697
BioMarin Pharmaceutical, Inc.(1)	306,893	26,285,385
BioScrip, Inc.(1)	4,516	11,742
BioSig Technologies, Inc.(1)	5,838	54,819
BioSpecifics Technologies Corp.(1)	2,276	135,900
Bio-Techne Corp.	155,835	32,490,039
BioTelemetry, Inc.(1)	69,501	3,346,473
BioXcel Therapeutics, Inc.(1)	2,198	24,090
Blueprint Medicines Corp.(1)	18,079	1,705,392
Bruker Corp.	6,888	344,056
Calithera Biosciences, Inc.(1)	2,926	11,411
Calyxt, Inc.(1)	3,447	43,019
Cambrex Corp.(1)	5,375	251,604
Cantel Medical Corp.	315,891	25,473,450
Cara Therapeutics, Inc.(1)	10,923	234,845
Cardiovascular Systems, Inc.(1)	161,333	6,926,026
CareDx, Inc.(1)	14,338	516,025
CASI Pharmaceuticals, Inc.(1)	18,622	59,590
Castlight Health, Inc.—Class B(1)	37,099	119,830
Catalent, Inc.(1)	657,869	35,663,078
Catalyst Pharmaceuticals, Inc.(1)	35,703	137,100
Catasys, Inc.(1)	2,604	50,049
Celcuity, Inc.(1)	1,952	48,800
Cellular Biomedicine Group, Inc.(1)	3,384	55,938
CEL-SCI Corp.(1)	8,755	73,367
Centene Corp.	22,790	1,195,108
Cerecor, Inc.(1)	7,537	41,001
Cerner Corp.	82,986	6,082,874
Cerus Corp.(1)	44,666	251,023
Charles River Laboratories International, Inc.(1)	3,204	454,648
Checkpoint Therapeutics, Inc.(1)	8,388	25,416
Chemed Corp.	1,031	372,026
ChemoCentryx, Inc.(1)	15,113	140,551
Chiasma, Inc.(1)	9,604	71,742
ChromaDex Corp.(1)	12,948	60,208
Clovis Oncology, Inc.(1)	18,082	268,879
Codexis, Inc.(1)	19,582	360,896
Coherus Biosciences, Inc.(1)	9,530	210,613
Collegium Pharmaceutical, Inc.(1)	11,881	156,235
ConforMIS, Inc.(1)	23,586	102,835
CONMED Corp.	130,200	11,141,214
Constellation Pharmaceuticals, Inc.	4,582	56,267
Corbus Pharmaceuticals Holdings, Inc.(1)	21,966	152,224
Corcept Therapeutics, Inc.(1)	35,781	398,958
Corindus Vascular Robotics, Inc.(1)	33,919	101,079
CorMedix, Inc.	6,533	58,601
Cortexyme, Inc.	1,029	43,743
CorVel Corp.(1)	3,370	293,224
Covetrus, Inc.(1)	10,690	261,477
Crinetics Pharmaceuticals, Inc.	4,085	102,125
Cross Country Healthcare, Inc.(1)	1,890	17,728
CryoLife, Inc.(1)	13,610	407,347
CryoPort, Inc.(1)	10,014	183,456
Cue Biopharma, Inc.(1)	6,830	61,402

Cutera, Inc.(1)	5,100	105,978
Cyclerion Therapeutics, Inc.(1)	8,290	94,921
Cymabay Therapeutics, Inc.(1)	25,474	182,394
Cytokinetics, Inc.(1)	18,489	208,001
CytomX Therapeutics, Inc.(1)	16,666	186,993
CytoSorbents Corp.(1)	11,374	75,182
Deciphera Pharmaceuticals, Inc.(1)	5,471	123,371
Denali Therapeutics, Inc.(1)	17,744	368,365
Dentsply Sirona, Inc.	462,000	26,962,320
Dermira, Inc.(1)	17,270	165,101
DexCom, Inc.(1)	40,426	6,057,432
Dicerna Pharmaceuticals, Inc.(1)	19,195	302,321
Dova Pharmaceuticals, Inc.(1)	2,630	37,083
Dynavax Technologies Corp.(1)	22,436	89,520
Eagle Pharmaceuticals, Inc.(1)	3,435	191,261
Editas Medicine, Inc.(1)	18,357	454,152
Edwards Lifesciences Corp.(1)	127,000	23,461,980
Eidos Therapeutics, Inc.(1)	4,115	127,894
Eiger Biopharmaceuticals, Inc.(1)	8,672	91,923
Eloxx Pharmaceuticals, Inc.(1)	7,476	74,536
Emergent BioSolutions, Inc.(1)	16,907	816,777
Enanta Pharmaceuticals, Inc.(1)	6,346	535,475
Encompass Health Corp.	3,367	213,333
Endo International Plc(1)	4,509	18,577
Ensign Group, Inc.	18,726	1,065,884
Epizyme, Inc.(1)	21,015	263,738
Esperion Therapeutics, Inc.(1)	9,230	429,380
Evelo Biosciences, Inc.(1)	1,075	9,654
Evofem Biosciences, Inc.(1)	4,985	33,100
Evolent Health, Inc.—Class A(1)	5,337	42,429
Evolus, Inc.(1)	4,085	59,723
Exact Sciences Corp.(1)	8,523	1,006,055
Exelixis, Inc.(1)	110,329	2,357,731
EyePoint Pharmaceuticals, Inc.(1)	14,911	24,454
Fate Therapeutics, Inc.(1)	19,373	393,272
FibroGen, Inc.(1)	25,806	1,165,915
Flexion Therapeutics, Inc.(1)	12,345	151,844
Fluidigm Corp.(1)	25,584	315,195
Forty Seven, Inc.(1)	6,107	64,734
G1 Therapeutics, Inc.(1)	7,415	227,344
Galectin Therapeutics, Inc.(1)	11,817	49,041
Genesis Healthcare, Inc.—Class A(1)	29,800	36,952
GenMark Diagnostics, Inc.(1)	20,144	130,735
Genomic Health, Inc.(1)	9,961	579,431
Glaukos Corp.(1)	13,192	994,677
Global Blood Therapeutics, Inc.(1)	20,153	1,060,048
Globus Medical, Inc.—Class A(1)	193,751	8,195,667
GlycoMimetics, Inc.(1)	12,517	149,203
Gossamer Bio, Inc.	4,000	88,720
Gritstone Oncology, Inc.	1,930	21,500
Guardant Health, Inc.	2,285	197,264
Haemonetics Corp.(1)	18,964	2,282,128
Halozyme Therapeutics, Inc.(1)	53,128	912,739
Hanger, Inc.(1)	2,170	41,556
Harpoon Therapeutics, Inc.(1)	806	10,478
HealthEquity, Inc.(1)	60,964	3,987,046
HealthStream, Inc.(1)	3,721	96,225
Henry Schein, Inc.	1,356	94,784
Heron Therapeutics, Inc.(1)	27,333	508,120
Heska Corp.(1)	2,574	219,228

Hill-Rom Holdings, Inc.	2,383	249,309
HMS Holdings Corp.(1)	138,262	4,478,306
Hologic, Inc.(1)	94,742	4,549,511
Homology Medicines, Inc.(1)	9,007	176,267
Horizon Therapeutics Plc(1)	1,399	33,660
ICON Plc(1)	39,102	6,020,535
ICU Medical, Inc.(1)	36,222	9,124,684
IDEXX Laboratories, Inc.(1)	141,665	39,004,624
Illumina, Inc.(1)	17,123	6,303,832
ImmunoGen, Inc.(1)	29,720	64,492
Immunomedics, Inc.(1)	58,686	813,975
Incyte Corp.(1)	117,992	10,024,600
Innoviva, Inc.(1)	23,414	340,908
Inogen, Inc.(1)	6,754	450,897
Inovalon Holdings, Inc.—Class A(1)	26,135	379,219
Inovio Pharmaceuticals, Inc.(1)	31,752	93,351
Insmed, Inc.(1)	28,697	734,643
Inspire Medical Systems, Inc.(1)	4,935	299,308
Insulet Corp.(1)	3,954	472,029
Integer Holdings Corp.(1)	8,807	739,083
Integra LifeSciences Holdings Corp.(1)	691,846	38,639,599
Intellia Therapeutics, Inc.(1)	9,615	157,398
Intercept Pharmaceuticals, Inc.(1)	9,172	729,816
Intersect ENT, Inc.(1)	11,361	258,576
Intra-Cellular Therapies, Inc.(1)	7,821	101,517
Intrexon Corp.(1)	6,839	52,387
IntriCon Corp.(1)	3,042	71,061
Intuitive Surgical, Inc.(1)	7,324	3,841,804
Invitae Corp.(1)	32,070	753,645
Ionis Pharmaceuticals, Inc.(1)	8,527	548,030
Iovance Biotherapeutics, Inc.(1)	42,454	1,040,972
IQVIA Holdings, Inc.(1)	5,114	822,843
iRadimed Corp.(1)	1,631	33,354
iRhythm Technologies, Inc.(1)	9,166	724,847
Ironwood Pharmaceuticals, Inc.—Class A	56,946	622,989
Jazz Pharmaceuticals Plc(1)	3,289	468,880
Kadmon Holdings, Inc.(1)	48,218	99,329
Kala Pharmaceuticals, Inc.(1)	3,572	22,789
Kaleido BioSciences, Inc.(1)	1,853	21,495
KalVista Pharmaceuticals, Inc.(1)	4,309	95,444
Karyopharm Therapeutics, Inc.(1)	21,400	128,186
Kezar Life Sciences, Inc.(1)	395	3,045
Kindred Biosciences, Inc.(1)	13,789	114,862
Kiniksa Pharmaceuticals Ltd.—Class A(1)	4,852	65,696
Kodiak Sciences, Inc.(1)	8,742	102,281
Krystal Biotech, Inc.(1)	3,239	130,435
Kura Oncology, Inc.(1)	10,748	211,628
La Jolla Pharmaceutical Co.(1)	8,273	76,525
Laboratory Corp. of America Holdings(1)	118,366	20,465,481
Lantheus Holdings, Inc.(1)	14,125	399,738
LeMaitre Vascular, Inc.	5,138	143,761
Lexicon Pharmaceuticals, Inc.(1)	14,572	91,658
LHC Group, Inc.(1)	11,153	1,333,676
Ligand Pharmaceuticals, Inc.(1)	37,233	4,250,147
Liquidia Technologies, Inc.	4,942	39,536
LivaNova Plc(1)	14,184	1,020,681
LogicBio Therapeutics, Inc.(1)	3,216	41,808
MacroGenics, Inc.(1)	8,262	140,206
Madrigal Pharmaceuticals, Inc.(1)	2,891	303,006
Magellan Health, Inc.(1)	4,455	330,695

Magenta Therapeutics, Inc.(1)	7,190	106,053
MannKind Corp.(1)	69,583	80,020
Marinus Pharmaceuticals, Inc.(1)	19,305	80,116
Marker Therapeutics, Inc.(1)	10,049	79,588
Masimo Corp.(1)	82,135	12,223,331
McKesson Corp.	1,390	186,802
Medicines Co.(1)	8,634	314,882
MediciNova, Inc.(1)	15,575	149,987
Medidata Solutions, Inc.(1)	220,253	19,935,099
Medpace Holdings, Inc.(1)	10,209	667,873
MEI Pharma, Inc.(1)	25,118	62,795
MeiraGTx Holdings Plc(1)	5,776	155,259
Meridian Bioscience, Inc.	1,346	15,990
Merit Medical Systems, Inc.(1)	173,343	10,324,309
Mesa Laboratories, Inc.	1,265	309,090
Mettler-Toledo International, Inc.(1)	49,698	41,746,320
Millendo Therapeutics, Inc.(1)	3,448	39,859
Minerva Neurosciences, Inc.(1)	8,711	49,043
Mirati Therapeutics, Inc.(1)	9,249	952,647
MISONIX, Inc.(1)	2,732	69,447
Moderna, Inc.	1,455	21,301
Molecular Templates, Inc.(1)	3,992	33,333
Molina Healthcare, Inc.(1)	3,210	459,479
Momenta Pharmaceuticals, Inc.(1)	36,467	454,014
Mustang Bio, Inc.(1)	10,227	37,635
MyoKardia, Inc.(1)	16,451	824,853
Myriad Genetics, Inc.(1)	3,074	85,396
NanoString Technologies, Inc.(1)	11,062	335,732
Natera, Inc.(1)	20,706	571,071
National Research Corp.	4,468	257,312
Natus Medical, Inc.(1)	12,510	321,382
Nektar Therapeutics—Class A(1)	1,729	61,518
Neogen Corp.(1)	71,240	4,424,716
NeoGenomics, Inc.(1)	32,388	710,593
Neurocrine Biosciences, Inc.(1)	6,018	508,100
Neuronetics, Inc.(1)	4,866	60,874
Nevro Corp.(1)	10,942	709,370
NextCure, Inc.(1)	1,018	15,250
NextGen Healthcare, Inc.(1)	20,054	399,075
NGM Biopharmaceuticals, Inc.(1)	2,360	34,550
Novavax, Inc.	2,381	13,953
Novocure Ltd.(1)	31,368	1,983,399
NuVasive, Inc.(1)	159,172	9,317,929
Ocular Therapeutix, Inc.(1)	14,098	62,031
Odonate Therapeutics, Inc.(1)	2,972	109,043
Omeros Corp.(1)	17,241	270,511
Omnicell, Inc.(1)	138,962	11,954,901
OncoCyte Corp.(1)	7,886	19,636
OPTIMIZERx Corp.(1)	4,421	71,620
Optinose, Inc.(1)	9,208	65,193
Organogenesis Holdings, Inc.(1)	3,504	26,630
Orthofix Medical, Inc.(1)	5,085	268,895
OrthoPediatrics Corp.(1)	3,259	127,101
Oxford Immunotec Global Plc(1)	442	6,082
Pacific Biosciences of California, Inc.(1)	47,105	284,985
Pacira BioSciences, Inc.(1)	112,090	4,874,794
Palatin Technologies, Inc.(1)	73,361	85,099
Paratek Pharmaceuticals, Inc.(1)	12,038	48,032
Penumbra, Inc.(1)	25,872	4,139,520
PerkinElmer, Inc.	1,610	155,107

PetIQ, Inc.—Class A(1)	6,984	230,193
Pfenex, Inc.(1)	11,018	74,261
PhaseBio Pharmaceuticals, Inc.	5,086	66,728
Phibro Animal Health Corp.—Class A	7,146	227,028
Pieris Pharmaceuticals, Inc.(1)	17,271	81,174
Portola Pharmaceuticals, Inc.(1)	24,701	670,138
PRA Health Sciences, Inc.(1)	33,522	3,323,706
Precision BioSciences, Inc.(1)	3,393	44,957
Prestige Consumer Healthcare, Inc.(1)	173,428	5,494,199
Principia Biopharma, Inc.	4,648	154,267
Progenics Pharmaceuticals, Inc.(1)	31,457	194,090
Protagonist Therapeutics, Inc.(1)	3,502	42,409
PTC Therapeutics, Inc.(1)	21,211	954,495
Pulse Biosciences, Inc.	4,206	55,519
Puma Biotechnology, Inc.(1)	11,416	145,097
Quanterix Corp.(1)	3,533	119,380
Quidel Corp.(1)	13,102	777,211
R1 RCM, Inc.(1)	37,956	477,486
Ra Pharmaceuticals, Inc.(1)	11,588	348,451
Radius Health, Inc.(1)	16,721	407,324
RadNet, Inc.(1)	15,612	215,289
Reata Pharmaceuticals, Inc.—Class A(1)	3,141	296,353
Recro Pharma, Inc.(1)	7,142	72,634
REGENXBIO, Inc.(1)	12,352	634,522
Repligen Corp.(1)	74,987	6,445,133
Replimune Group, Inc.	4,288	62,862
ResMed, Inc.	49,330	6,019,740
resTORbio, Inc.(1)	252	2,570
Retrophin, Inc.(1)	15,414	309,667
Revance Therapeutics, Inc.(1)	13,272	172,138
Rhythm Pharmaceuticals, Inc.(1)	8,522	187,484
Rigel Pharmaceuticals, Inc.(1)	56,549	147,593
Rocket Pharmaceuticals, Inc.(1)	10,998	164,970
Rockwell Medical, Inc.(1)	18,942	57,015
Rubius Therapeutics, Inc.(1)	12,929	203,373
Sage Therapeutics, Inc.(1)	3,362	615,549
Sangamo Therapeutics, Inc.(1)	30,090	324,069
Sarepta Therapeutics, Inc.(1)	4,705	714,925
Savara, Inc.(1)	10,284	24,373
Scholar Rock Holding Corp.(1)	5,729	90,862
Seattle Genetics, Inc.(1)	7,275	503,503
Select Medical Holdings Corp.(1)	40,813	647,702
Senseonics Holdings, Inc.(1)	39,613	80,811
Seres Therapeutics, Inc.(1)	6,650	21,413
Shockwave Medical, Inc.	2,452	139,985
SI-BONE, Inc.(1)	5,982	121,674
Sientra, Inc.(1)	7,692	47,383
SIGA Technologies, Inc.(1)	21,185	120,331
Silk Road Medical, Inc.(1)	2,594	125,705
Simulations Plus, Inc.	4,453	127,178
Solid Biosciences, Inc.(1)	924	5,313
Soliton, Inc.(1)	857	12,598
Sorrento Therapeutics, Inc.(1)	43,326	115,680
Spark Therapeutics, Inc.(1)	12,724	1,302,683
Spectrum Pharmaceuticals, Inc.(1)	37,865	326,018
Spero Therapeutics, Inc.(1)	178	2,049
STAAR Surgical Co.(1)	16,441	483,037
Stemline Therapeutics, Inc.(1)	14,861	227,671
STERIS Plc	99,485	14,811,327
Supernus Pharmaceuticals, Inc.(1)	18,259	604,190

Surgery Partners, Inc.(1)	626	5,096
Surmodics, Inc.(1)	4,906	211,792
Sutro Biopharma, Inc.	823	9,366
Syndax Pharmaceuticals, Inc.(1)	7,438	69,248
Syneos Health, Inc.—Class A(1)	400,437	20,458,326
Synthorx, Inc.(1)	2,118	28,614
Syros Pharmaceuticals, Inc.(1)	12,776	118,306
Tabula Rasa HealthCare, Inc.(1)	7,225	360,744
Tactile Systems Technology, Inc.(1)	6,720	382,502
Tandem Diabetes Care, Inc.(1)	20,538	1,325,112
Teladoc Health, Inc.(1)	26,437	1,755,681
Teleflex, Inc.	3,074	1,017,955
Tenet Healthcare Corp.(1)	35,562	734,711
TG Therapeutics, Inc.(1)	26,026	225,125
The Cooper Companies, Inc.	65,469	22,055,851
The Joint Corp.(1)	4,825	87,815
The Providence Service Corp.(1)	4,326	248,053
TherapeuticsMD, Inc.(1)	62,847	163,402
Theravance Biopharma, Inc.(1)	16,427	268,253
Tocagen, Inc.(1)	8,066	53,881
TransEnterix, Inc.(1)	47,374	64,429
Translate Bio, Inc.(1)	10,884	137,465
TransMedics Group, Inc.(1)	2,108	61,111
Tricida, Inc.(1)	8,085	319,034
Turning Point Therapeutics, Inc.	2,344	95,401
Twist Bioscience Corp.	7,878	228,541
Tyme Technologies, Inc.(1)	22,216	27,104
Ultragenyx Pharmaceutical, Inc.(1)	20,226	1,284,351
UNITY Biotechnology, Inc.(1)	6,923	65,769
Universal Health Services, Inc.—Class B	124,857	16,280,104
UroGen Pharma Ltd.(1)	6,946	249,639
US Physical Therapy, Inc.	4,667	572,034
Utah Medical Products, Inc.	1,107	105,940
Vanda Pharmaceuticals, Inc.(1)	19,265	271,444
Vapotherm, Inc.	1,939	44,597
Varex Imaging Corp.(1)	6,019	184,482
Varian Medical Systems, Inc.(1)	133,100	18,118,903
VBI Vaccines, Inc.(1)	26,843	31,406
Veeva Systems, Inc.—Class A(1)	158,494	25,693,462
Veracyte, Inc.(1)	17,244	491,626
Vericel Corp.(1)	16,275	307,435
Verrica Pharmaceuticals, Inc.(1)	1,963	22,810
ViewRay, Inc.(1)	25,711	226,514
Viking Therapeutics, Inc.(1)	2,397	19,895
Vocera Communications, Inc.(1)	11,425	364,686
Voyager Therapeutics, Inc.(1)	8,938	243,292
Waters Corp.(1)	143,584	30,905,020
WaVe Life Sciences Ltd.(1)	6,444	168,124
WellCare Health Plans, Inc.(1)	33,818	9,640,497
West Pharmaceutical Services, Inc.	96,680	12,099,502
Wright Medical Group NV(1)	46,828	1,396,411
X4 Pharmaceuticals, Inc.	2,575	38,625
Xbiotech, Inc.(1)	6,160	46,693
Xencor, Inc.(1)	17,516	716,930
Xeris Pharmaceuticals, Inc.(1)	9,365	107,136
Y-mAbs Therapeutics, Inc.(1)	7,530	172,211
ZIOPHARM Oncology, Inc.(1)	59,357	346,051
Zogenix, Inc.(1)	15,786	754,255
Zynerba Pharmaceuticals, Inc.(1)	7,661	103,807
Zynex, Inc.(1)	5,754	51,728

		825,814,983

Industrials—15.57%
AAON, Inc.	130,255	6,536,196
Actuant Corp.—Class A	10,253	254,377
Acuity Brands, Inc.	683	94,193
Advanced Disposal Services, Inc.(1)	248,405	7,926,604
Advanced Drainage Systems, Inc.	13,516	443,190
Aerojet Rocketdyne Holdings, Inc.(1)	19,033	852,107
Aerovironment, Inc.(1)	7,874	447,007
Air Lease Corp.—Class A	446	18,438
Air Transport Services Group, Inc.(1)	21,664	528,602
Alamo Group, Inc.	3,136	313,380
Alaska Air Group, Inc.	226,170	14,454,525
Albany International Corp.—Class A	10,723	889,044
Allegiant Travel Co.—Class A	4,811	690,378
Allegion Plc	4,804	531,082
Allied Motion Technologies, Inc.	2,613	99,033
Allison Transmission Holdings, Inc.	7,582	351,426
Altra Industrial Motion Corp.	253,029	9,078,681
American Airlines Group, Inc.	2,622	85,503
American Superconductor Corp.(1)	1,996	18,523
American Woodmark Corp.(1)	5,616	475,226
AMETEK, Inc.	287,958	26,158,105
AO Smith Corp.	291,391	13,742,000
Apogee Enterprises, Inc.	8,179	355,296
Applied Industrial Technologies, Inc.	14,185	872,803
Argan, Inc.	4,596	186,414
Armstrong World Industries, Inc.	3,258	316,678
ASGN, Inc.(1)	16,588	1,005,233
Astronics Corp.(1)	8,978	361,095
Atkore International Group, Inc.(1)	17,107	442,558
Avis Budget Group, Inc.(1)	21,874	769,090
Axon Enterprise, Inc.(1)	75,994	4,879,575
AZZ, Inc.	2,976	136,956
Barnes Group, Inc.	2,041	114,990
Barrett Business Services, Inc.	2,642	218,229
Beacon Roofing Supply, Inc.(1)	270,614	9,936,946
BG Staffing, Inc.	1,524	28,773
Blue Bird Corp.(1)	2,857	56,254
Brady Corp.—Class A	14,461	713,217
Brink’s Co.	18,513	1,502,885
Builders FirstSource, Inc.(1)	39,449	665,110
BWX Technologies, Inc.	4,737	246,798
Carlisle Cos, Inc.	3,229	453,384
Casella Waste Systems, Inc.—Class A(1)	16,523	654,806
CECO Environmental Corp.(1)	1,201	11,518
CH Robinson Worldwide, Inc.	6,879	580,244
Chart Industries, Inc.(1)	13,127	1,009,204
Cimpress NV(1)	8,119	737,936
Cintas Corp.	5,691	1,350,417
Columbus McKinnon Corp.	5,181	217,447
Comfort Systems USA, Inc.	13,470	686,835
Construction Partners, Inc.—Class A(1)	1,645	24,708
Continental Building Products, Inc.(1)	6,164	163,777
Copart, Inc.(1)	305,514	22,834,116
CoStar Group, Inc.(1)	62,689	34,733,467
Covanta Holding Corp.	43,630	781,413
CRA International, Inc.	686	26,294
CSW Industrials, Inc.	5,572	379,732
Cubic Corp.	1,847	119,095

Deluxe Corp.	937	38,098
Donaldson Co., Inc.	8,457	430,123
Douglas Dynamics, Inc.	8,302	330,337
Dover Corp.	4,201	420,940
Ducommun, Inc.(1)	686	30,918
Dycom Industries, Inc.(1)	8,976	528,417
EMCOR Group, Inc.	15,485	1,364,228
Energous Corp.(1)	10,224	44,679
Energy Recovery, Inc.(1)	14,204	148,006
EnerSys	10,439	715,071
EnPro Industries, Inc.	659	42,071
Equifax, Inc.	6,785	917,603
ESCO Technologies, Inc.	8,900	735,318
EVI Industries, Inc.	1,691	64,715
Evoqua Water Technologies Corp.(1)	27,713	394,633
Expeditors International of Washington, Inc.	8,174	620,080
Exponent, Inc.	19,215	1,124,846
Fastenal Co.	34,633	1,128,689
Federal Signal Corp.	20,832	557,256
Flowserve Corp.	1,854	97,687
Forrester Research, Inc.	4,027	189,390
Fortive Corp.	339,484	27,674,736
Fortune Brands Home & Security, Inc.	3,025	172,818
Forward Air Corp.	10,556	624,387
Foundation Building Materials, Inc.(1)	1,940	34,493
Franklin Covey Co.(1)	3,602	122,468
Franklin Electric Co., Inc.	16,204	769,690
FTI Consulting, Inc.(1)	1,268	106,309
Gates Industrial Corp. Plc(1)	911,000	10,394,510
Gencor Industries, Inc.(1)	565	7,345
Generac Holdings, Inc.(1)	22,687	1,574,705
General Finance Corp.(1)	1,896	15,870
Genesee & Wyoming, Inc.—Class A(1)	77,577	7,757,700
GMS, Inc.(1)	5,299	116,578
Gorman-Rupp Co.	1,195	39,232
Graco, Inc.	10,903	547,113
Graham Corp.	286	5,780
Granite Construction, Inc.	2,583	124,449
Great Lakes Dredge & Dock Corp.(1)	19,883	219,508
H&E Equipment Services, Inc.	9,134	265,708
Harris Corp.	32,765	6,196,844
Harsco Corp.(1)	29,459	808,355
Healthcare Services Group, Inc.	287,528	8,717,849
Heartland Express, Inc.	982	17,745
HEICO Corp.	2,602	348,174
HEICO Corp.—Class A	78,142	8,077,539
Heidrick & Struggles International, Inc.	744	22,298
Helios Technologies, Inc.	10,849	503,502
Herc Holdings, Inc.(1)	646	29,606
Heritage-Crystal Clean, Inc.(1)	3,922	103,188
Herman Miller, Inc.	21,772	973,208
Hexcel Corp.	5,209	421,304
Hillenbrand, Inc.	15,250	603,442
HNI Corp.	12,559	444,337
Hubbell, Inc.—Class B	2,026	264,190
Huntington Ingalls Industries, Inc.	2,166	486,787
Huron Consulting Group, Inc.(1)	1,043	52,546
IAA, Inc.(1)	7,809	302,833
ICF International, Inc.	4,198	305,614
IDEX Corp.	316,939	54,557,879

IES Holdings, Inc.(1)	1,433	27,012
IHS Markit Ltd.(1)	61,901	3,944,332
Ingersoll-Rand Plc	15,099	1,912,590
Insperity, Inc.	14,343	1,751,854
Interface, Inc.—Class A	19,894	304,975
JB Hunt Transport Services, Inc.	20,486	1,872,625
JELD-WEN Holding, Inc.(1)	22,266	472,707
JetBlue Airways Corp.(1)	1,717	31,747
John Bean Technologies Corp.	11,544	1,398,325
Kadant, Inc.	4,090	371,413
Kaman Corp.	1,510	96,172
KAR Auction Services, Inc.	8,056	201,400
Kforce, Inc.	8,316	291,808
Kimball International, Inc.—Class B	11,607	202,310
Knoll, Inc.	17,042	391,625
Korn Ferry	20,872	836,341
Kornit Digital Ltd.(1)	96,646	3,059,812
Kratos Defense & Security Solutions, Inc.(1)	175,182	4,009,916
Landstar System, Inc.	45,359	4,898,318
Lawson Products, Inc.(1)	1,537	56,454
LB Foster Co.—Class A(1)	413	11,291
Lennox International, Inc.	2,154	592,350
Lincoln Electric Holdings, Inc.	3,847	316,685
Lindsay Corp.	1,402	115,258
Luxfer Holdings Plc	9,253	226,884
Lyft, Inc.(1)	233	15,310
Masonite International Corp.(1)	8,685	457,526
MasTec, Inc.(1)	22,115	1,139,586
McGrath RentCorp	6,110	379,736
Mercury Systems, Inc.(1)	81,834	5,757,022
Meritor, Inc.(1)	24,781	600,939
Mesa Air Group, Inc.(1)	3,396	31,039
Middleby Corp.(1)	19,866	2,695,816
Miller Industries, Inc.	188	5,781
Mistras Group, Inc.(1)	1,125	16,166
Mobile Mini, Inc.	5,449	165,813
Moog, Inc.—Class A	10,336	967,553
MRC Global, Inc.(1)	2,622	44,889
MSA Safety, Inc.	13,075	1,377,974
Mueller Industries, Inc.	11,284	330,283
Mueller Water Products, Inc.—Class A	34,687	340,626
MYR Group, Inc.(1)	5,957	222,494
National Presto Industries, Inc.	162	15,113
Nielsen Holdings Plc	2,877	65,020
Nordson Corp.	215,452	30,445,522
NRC Group Holdings Corp.(1)	3,259	36,240
NV5 Global, Inc.(1)	3,771	306,959
Old Dominion Freight Line, Inc.	1,864	278,221
Omega Flex, Inc.	1,109	85,182
PAM Transportation Services, Inc.(1)	475	29,450
Parsons Corp.(1)	6,887	253,855
Patrick Industries, Inc.(1)	5,550	273,004
PGT Innovations, Inc.(1)	10,331	172,734
Pitney Bowes, Inc.	32,293	138,214
Plug Power, Inc.(1)	84,989	191,225
Primoris Services Corp.	308,554	6,458,035
Proto Labs, Inc.(1)	55,679	6,459,878
Quanta Services, Inc.	2,254	86,080
Radiant Logistics, Inc.(1)	14,230	87,372
Raven Industries, Inc.	13,265	475,948

RBC Bearings, Inc.(1)	135,072	22,531,360
Republic Services, Inc.—Class A	858	74,337
Resources Connection, Inc.	3,722	59,589
REV Group, Inc.	1,792	25,823
Rexnord Corp.(1)	4,015	121,333
Ritchie Bros Auctioneers, Inc.	445,000	14,782,900
Robert Half International, Inc.	7,672	437,381
Rockwell Automation, Inc.	316,001	51,770,444
Rollins, Inc.	9,411	337,573
Saia, Inc.(1)	5,715	369,589
Scorpio Bulkers, Inc.	3,458	15,907
Sensata Technologies Holding Plc(1)	4,540	222,460
Simpson Manufacturing Co., Inc.	132,535	8,808,276
SiteOne Landscape Supply, Inc.(1)	67,787	4,697,639
Spartan Motors, Inc.	9,344	102,410
Spirit AeroSystems Holdings, Inc.—Class A	6,195	504,087
Spirit Airlines, Inc.(1)	19,910	950,304
SPX Corp.(1)	13,171	434,906
Steelcase, Inc.—Class A	7,697	131,619
Stericycle, Inc.(1)	243,000	11,603,250
Sterling Construction Co., Inc.(1)	2,002	26,867
Sunrun, Inc.(1)	40,955	768,316
Systemax, Inc.	3,518	77,959
Tennant Co.	6,679	408,755
Terex Corp.	17,542	550,819
Tetra Tech, Inc.	20,213	1,587,731
Thermon Group Holdings, Inc.(1)	3,589	92,058
Toro Co.	78,086	5,223,953
TPI Composites, Inc.(1)	10,676	263,911
Transcat, Inc.(1)	2,657	67,993
TransDigm Group, Inc.(1)	2,676	1,294,649
TransUnion	12,462	916,082
Trex Co., Inc.(1)	24,334	1,744,748
TriNet Group, Inc.(1)	16,540	1,121,412
Triumph Group, Inc.	4,535	103,852
UniFirst Corp.	51,536	9,718,144
United Continental Holdings, Inc.(1)	3,521	308,264
United Rentals, Inc.(1)	154,644	20,510,434
Universal Forest Products, Inc.	19,532	743,388
Universal Logistics Holdings, Inc.	3,130	70,331
Upwork, Inc.(1)	20,357	327,341
US Ecology, Inc.	8,199	488,168
Verisk Analytics, Inc.—Class A	203,407	29,790,989
Viad Corp.	7,467	494,614
Vicor Corp.(1)	6,576	204,185
Vivint Solar, Inc.(1)	16,202	118,275
VSE Corp.	222	6,369
WABCO Holdings, Inc.(1)	2,868	380,297
Wabtec Corp.	2,931	210,329
WageWorks, Inc.(1)	14,801	751,743
Watsco, Inc.	40,870	6,683,471
Watts Water Technologies, Inc.—Class A	5,807	541,096
Welbilt, Inc.(1)	546,877	9,132,846
Wesco Aircraft Holdings, Inc.(1)	5,716	63,448
Willdan Group, Inc.(1)	3,845	143,226
Willis Lease Finance Corp.(1)	68	3,966
WillScot Corp.—Class A(1)	12,945	194,693
Woodward, Inc.	2,998	339,254
WW Grainger, Inc.	2,959	793,693
XPO Logistics, Inc.(1)	143,860	8,316,547

Xylem, Inc.	11,913	996,403

		626,657,272

Information Technology—24.01%
2U, Inc.(1)	36,879	1,388,126
8x8, Inc.(1)	127,964	3,083,932
A10 Networks, Inc.(1)	20,953	142,899
Acacia Communications, Inc.(1)	13,854	653,355
ACI Worldwide, Inc.(1)	40,473	1,389,843
Adesto Technologies Corp.(1)	8,047	65,583
Advanced Energy Industries, Inc.(1)	14,080	792,282
Advanced Micro Devices, Inc.(1)	277,518	8,428,222
Aerohive Networks, Inc.(1)	16,279	72,116
Agilysys, Inc.(1)	6,583	141,337
Airgain, Inc.(1)	3,413	48,294
Akamai Technologies, Inc.(1)	154,885	12,412,484
Akoustis Technologies, Inc.(1)	9,295	59,488
Alarm.com Holdings, Inc.(1)	13,595	727,332
Alliance Data Systems Corp.	316	44,281
Altair Engineering, Inc.—Class A(1)	177,700	7,177,303
Alteryx, Inc.—Class A(1)	3,033	330,961
Ambarella, Inc.(1)	4,782	211,030
Amber Road, Inc.(1)	9,417	122,986
American Software, Inc.—Class A	6,307	82,937
Amphenol Corp.—Class A	19,377	1,859,029
Anaplan, Inc.(1)	5,471	276,121
ANSYS, Inc.(1)	66,627	13,646,542
Appfolio, Inc.—Class A(1)	5,677	580,587
Appian Corp.(1)	11,537	416,140
Aquantia Corp.(1)	10,424	135,825
Arista Networks, Inc.(1)	89,088	23,129,027
Aspen Technology, Inc.(1)	391,268	48,626,787
AstroNova, Inc.	2,578	66,616
Atlassian Corp. Plc—Class A(1)	347,842	45,511,647
Avalara, Inc.(1)	2,844	205,337
Avid Technology, Inc.(1)	10,409	94,930
Badger Meter, Inc.	84,425	5,039,328
Benefitfocus, Inc.(1)	10,974	297,944
Black Knight, Inc.(1)	9,550	574,432
Blackbaud, Inc.	279,778	23,361,463
Blackline, Inc.(1)	15,833	847,224
Booz Allen Hamilton Holding Corp.—Class A	9,070	600,525
Bottomline Technologies DE, Inc.(1)	15,875	702,310
Box, Inc.—Class A(1)	53,039	934,017
Brightcove, Inc.(1)	14,180	146,479
Broadridge Financial Solutions, Inc.	7,689	981,732
Brooks Automation, Inc.	22,764	882,105
Cabot Microelectronics Corp.	95,287	10,489,193
Cadence Design Systems, Inc.(1)	107,597	7,618,944
Calix, Inc.(1)	9,348	61,323
Carbon Black, Inc.(1)	20,644	345,168
Carbonite, Inc.(1)	12,286	319,927
Cardtronics Plc—Class A(1)	11,457	313,005
Casa Systems, Inc.(1)	10,554	67,862
Cass Information Systems, Inc.	5,240	254,035
CDK Global, Inc.	8,054	398,190
CDW Corp.	9,640	1,070,040
Ceridian HCM Holding, Inc.(1)	3,463	173,843
CEVA, Inc.(1)	7,294	177,609
ChannelAdvisor Corp.(1)	9,913	86,838
Cision Ltd.(1)	34,099	399,981

Citrix Systems, Inc.	139,270	13,667,958
Clearfield, Inc.(1)	4,124	54,643
Cloudera, Inc.(1)	5,614	29,530
Coda Octopus Group, Inc.(1)	1,706	22,263
Cognex Corp.	83,831	4,022,211
CommVault Systems, Inc.(1)	12,690	629,678
Control4 Corp.(1)	9,819	233,201
CoreLogic, Inc.(1)	366	15,310
Cornerstone OnDemand, Inc.(1)	20,830	1,206,682
Corning, Inc.	16,168	537,263
Coupa Software, Inc.(1)	4,086	517,328
Cray, Inc.(1)	12,794	445,487
Cree, Inc.(1)	520	29,214
CSG Systems International, Inc.	11,714	571,995
CyberArk Software Ltd.(1)	27,351	3,496,552
DASAN Zhone Solutions, Inc.(1)	2,144	27,851
Diebold Nixdorf, Inc.(1)	14,679	134,460
Digimarc Corp.(1)	4,039	179,291
Digital Turbine, Inc.(1)	28,567	142,835
Diodes, Inc.(1)	3,743	136,133
DocuSign, Inc.—Class A(1)	71,871	3,572,707
Dolby Laboratories, Inc.—Class A	78,806	5,090,868
Domo, Inc.—Class B(1)	6,392	174,629
Dropbox, Inc.(1)	14,037	351,627
DSP Group, Inc.(1)	3,016	43,310
Ebix, Inc.	8,674	435,608
eGain Corp.(1)	7,511	61,140
Elastic NV(1)	2,481	185,231
Electronics For Imaging, Inc.(1)	10,298	380,099
Endurance International Group Holdings, Inc.(1)	26,492	127,162
Enphase Energy, Inc.(1)	33,990	619,638
Entegris, Inc.	8,884	331,551
Envestnet, Inc.(1)	94,447	6,457,341
EPAM Systems, Inc.(1)	3,453	597,714
ePlus, Inc.(1)	4,361	300,647
Euronet Worldwide, Inc.(1)	44,416	7,472,548
Everbridge, Inc.(1)	12,096	1,081,624
EVERTEC, Inc.	22,485	735,259
Evo Payments, Inc.—Class A(1)	11,613	366,158
Exela Technologies, Inc.(1)	12,495	27,364
ExlService Holdings, Inc.(1)	210,403	13,913,950
Extreme Networks, Inc.(1)	43,167	279,290
F5 Networks, Inc.(1)	3,695	538,103
Fabrinet(1)	12,404	616,107
Fair Isaac Corp.(1)	1,888	592,870
FARO Technologies, Inc.(1)	6,037	317,425
FireEye, Inc.(1)	13,197	195,448
First Data Corp.—Class A(1)	37,985	1,028,254
Fiserv, Inc.(1)	26,097	2,379,003
Fitbit, Inc.—Class A(1)	18,141	79,820
Five9, Inc.(1)	21,801	1,118,173
FleetCor Technologies, Inc.(1)	5,681	1,595,509
FLIR Systems, Inc.	188,740	10,210,834
ForeScout Technologies, Inc.(1)	15,027	508,814
FormFactor, Inc.(1)	2,032	31,841
Fortinet, Inc.(1)	368,520	28,313,392
Gartner, Inc.(1)	5,813	935,544
Genpact Ltd.	10,797	411,258
Global Payments, Inc.	10,439	1,671,597
GoDaddy, Inc.—Class A(1)	11,693	820,264

GTT Communications, Inc.(1)	12,332	217,043
Guidewire Software, Inc.(1)	199,095	20,184,251
Hackett Group, Inc.	8,216	137,947
HubSpot, Inc.(1)	2,651	452,049
I3 Verticals, Inc.—Class A(1)	3,430	101,013
Ichor Holdings Ltd.(1)	1,823	43,096
Ideanomics, Inc.(1)	17,585	43,259
II-VI, Inc.(1)	21,279	777,960
Impinj, Inc.(1)	5,319	152,230
Inphi Corp.(1)	16,670	835,167
Insight Enterprises, Inc.(1)	4,816	280,291
Instructure, Inc.(1)	12,465	529,763
Intelligent Systems Corp.(1)	2,507	72,177
InterDigital, Inc.	11,753	756,893
International Money Express, Inc.(1)	5,020	70,782
IPG Photonics Corp.(1)	104,647	16,141,800
Iteris, Inc.(1)	11,121	57,496
Itron, Inc.(1)	12,717	795,703
j2 Global, Inc.	112,570	10,006,347
Jabil, Inc.	2,054	64,906
Jack Henry & Associates, Inc.	116,942	15,660,873
Keysight Technologies, Inc.(1)	152,495	13,695,576
Kimball Electronics, Inc.(1)	708	11,498
KLA-Tencor Corp.	10,755	1,271,241
Lam Research Corp.	8,779	1,649,047
Lattice Semiconductor Corp.(1)	46,174	673,679
Limelight Networks, Inc.(1)	16,649	44,952
Littelfuse, Inc.	44,597	7,889,655
LivePerson, Inc.(1)	22,543	632,106
LogMeIn, Inc.	305,007	22,472,916
Majesco(1)	2,258	21,022
Manhattan Associates, Inc.(1)	58,946	4,086,726
Marvell Technology Group Ltd.	630,740	15,055,764
Maxim Integrated Products, Inc.	6,902	412,878
MAXIMUS, Inc.	23,569	1,709,695
MaxLinear, Inc.—Class A(1)	24,159	566,287
Microchip Technology, Inc.	54,221	4,700,961
MicroStrategy, Inc.—Class A(1)	3,074	440,535
Mitek Systems, Inc.(1)	10,557	104,937
MobileIron, Inc.(1)	35,555	220,441
Model N, Inc.(1)	12,214	238,173
MongoDB, Inc.(1)	1,596	242,736
Monolithic Power Systems, Inc.	34,405	4,671,511
Monotype Imaging Holdings, Inc.	6,966	117,307
Motorola Solutions, Inc.	8,102	1,350,846
MTS Systems Corp.	2,251	131,751
Nanometrics, Inc.(1)	2,905	100,833
Napco Security Technologies, Inc.(1)	4,358	129,345
National Instruments Corp.	49,105	2,061,919
NCR Corp.(1)	7,841	243,855
NetApp, Inc.	16,373	1,010,214
New Relic, Inc.(1)	136,842	11,838,201
NIC, Inc.	24,344	390,478
Nice Ltd.—ADR(1)	108,602	14,878,474
nLight, Inc.(1)	11,942	229,286
Novanta, Inc.(1)	12,485	1,177,336
Nutanix, Inc.—Class A(1)	710,310	18,425,441
NVE Corp.	1,669	116,212
Okta, Inc.—Class A(1)	155,816	19,244,834
ON Semiconductor Corp.(1)	70,803	1,430,929

OneSpan, Inc.(1)	8,695	123,208
OSI Systems, Inc.(1)	5,618	632,755
Pagerduty, Inc.(1)	670	31,524
Palo Alto Networks, Inc.(1)	251,732	51,292,912
PAR Technology Corp.(1)	4,275	120,555
Paychex, Inc.	21,359	1,757,632
Paycom Software, Inc.(1)	3,284	744,548
Paylocity Holding Corp.(1)	67,156	6,300,576
PaySign, Inc.(1)	11,026	147,418
PCM, Inc.(1)	2,373	83,150
PDF Solutions, Inc.(1)	919	12,057
Pegasystems, Inc.	2,537	180,660
Perficient, Inc.(1)	12,004	411,977
Perspecta, Inc.	3,813	89,262
Plantronics, Inc.	12,367	458,074
Plexus Corp.(1)	1,483	86,563
Pluralsight, Inc.—Class A(1)	4,149	125,798
Power Integrations, Inc.	42,363	3,396,665
Presidio, Inc.	3,040	41,557
PRGX Global, Inc.(1)	6,989	46,966
Priority Technology Holdings(1)	1,983	15,567
Progress Software Corp.	16,454	717,723
Proofpoint, Inc.(1)	53,425	6,424,356
PROS Holdings, Inc.(1)	64,805	4,099,564
PTC, Inc.(1)	45,316	4,067,564
Pure Storage, Inc.—Class A(1)	965,056	14,736,405
Q2 Holdings, Inc.(1)	64,637	4,935,681
QAD, Inc.—Class A	2,121	85,285
Qualys, Inc.(1)	209,568	18,249,181
Rapid7, Inc.(1)	17,822	1,030,824
RealPage, Inc.(1)	5,240	308,374
Red Hat, Inc.(1)	11,814	2,218,197
Rimini Street, Inc.(1)	7,371	39,066
RingCentral, Inc.—Class A(1)	29,119	3,346,355
Rogers Corp.(1)	6,848	1,181,828
Rudolph Technologies, Inc.(1)	1,615	44,622
Sabre Corp.	3,281	72,838
SailPoint Technologies Holding, Inc.(1)	31,721	635,689
Sanmina Corp.(1)	5,705	172,747
Science Applications International Corp.	21,992	1,903,628
SecureWorks Corp.—Class A(1)	391	5,196
Semtech Corp.(1)	113,396	5,448,678
ServiceNow, Inc.(1)	184,630	50,693,859
SharpSpring, Inc.(1)	3,160	41,048
Shopify, Inc.—Class A(1)	20,967	6,293,245
ShotSpotter, Inc.(1)	2,962	130,920
Silicon Laboratories, Inc.(1)	97,784	10,110,866
Skyworks Solutions, Inc.	586	45,280
Smartsheet, Inc.(1)	5,686	275,202
SolarWinds Corp.(1)	1,237	22,687
Sonim Technologies, Inc.(1)	1,319	16,791
Splunk, Inc.(1)	520,405	65,440,929
SPS Commerce, Inc.(1)	48,518	4,959,025
Square, Inc.—Class A(1)	83,192	6,033,916
SS&C Technologies Holdings, Inc.	13,321	767,423
SVMK, Inc.(1)	31,096	513,395
Switch, Inc.—Class A	3,810	49,873
Synopsys, Inc.(1)	111,342	14,328,602
Tableau Software, Inc.—Class A(1)	59,060	9,805,141
Telaria, Inc.(1)	15,943	119,891

Telenav, Inc.(1)	5,639	45,112
Tenable Holdings, Inc.(1)	13,723	391,654
Teradata Corp.(1)	7,727	277,013
Teradyne, Inc.	11,342	543,395
Total System Services, Inc.	11,661	1,495,756
Trade Desk, Inc.—Class A—Class A(1)	2,527	575,600
Trimble, Inc.(1)	2,817	127,075
TTEC Holdings, Inc.	5,315	247,626
Tucows, Inc.—Class A(1)	3,557	217,048
Twilio, Inc.—Class A(1)	7,698	1,049,622
Tyler Technologies, Inc.(1)	17,726	3,829,171
Ubiquiti Networks, Inc.	1,001	131,632
Unisys Corp.(1)	12,873	125,126
Universal Display Corp.	2,842	534,467
Upland Software, Inc.(1)	8,351	380,221
USA Technologies, Inc.(1)	21,907	162,769
Varonis Systems, Inc.(1)	10,970	679,482
Verint Systems, Inc.(1)	22,916	1,232,422
VeriSign, Inc.(1)	4,856	1,015,681
Verra Mobility Corp.(1)	36,582	478,858
Versum Materials, Inc.	7,263	374,626
Viavi Solutions, Inc.(1)	85,164	1,131,830
VirnetX Holding Corp.(1)	22,390	139,042
Virtusa Corp.(1)	10,669	474,024
Vishay Precision Group, Inc.(1)	2,886	117,258
Western Union Co.	6,590	131,075
WEX, Inc.(1)	25,435	5,293,024
Workday, Inc.—Class A(1)	313,350	64,418,493
Workiva, Inc.—Class A(1)	12,981	754,066
Wrap Technologies, Inc.(1)	2,823	17,559
Xilinx, Inc.	16,951	1,998,862
Xperi Corp.	3,387	69,738
Yext, Inc.(1)	34,401	691,116
Zebra Technologies Corp.—Class A(1)	3,561	745,994
Zendesk, Inc.(1)	7,205	641,461
Zix Corp.(1)	19,820	180,164
Zscaler, Inc.(1)	4,099	314,147
Zuora, Inc.(1)	31,518	482,856

		966,193,528

Materials—4.01%
Advanced Emissions Solutions, Inc.	5,437	68,724
AK Steel Holding Corp.(1)	49,531	117,389
Amyris, Inc.(1)	1,643	5,849
AptarGroup, Inc.	289,969	36,054,745
Avery Dennison Corp.	5,274	610,096
Axalta Coating Systems Ltd.(1)	4,314	128,428
Balchem Corp.	85,697	8,567,129
Ball Corp.	22,002	1,539,920
Berry Global Group, Inc.(1)	88,523	4,655,425
Boise Cascade Co.	3,339	93,859
CF Industries Holdings, Inc.	1,420	66,328
Chase Corp.	21,187	2,280,569
Cleveland-Cliffs, Inc.	15,332	163,592
Compass Minerals International, Inc.	12,611	692,975
Crown Holdings, Inc.(1)	5,050	308,555
Eagle Materials, Inc.	2,513	232,955
Element Solutions, Inc.(1)	5,943	61,451
Ferro Corp.(1)	24,651	389,486
Forterra, Inc.(1)	6,374	31,679
GCP Applied Technologies, Inc.	20,060	454,158

Global Brass & Copper Holdings, Inc.	7,350	321,416
Graphic Packaging Holding Co.	709,196	9,914,560
HB Fuller Co.	14,074	653,034
Ingevity Corp.(1)	83,256	8,756,034
Innospec, Inc.	80,738	7,366,535
International Flavors & Fragrances, Inc.	137,000	19,877,330
Kaiser Aluminum Corp.	3,089	301,517
Koppers Holdings, Inc.(1)	4,790	140,634
Kraton Corp.(1)	3,280	101,910
Louisiana-Pacific Corp.	6,249	163,849
Marrone Bio Innovations, Inc.(1)	17,715	26,573
Martin Marietta Materials, Inc.	139,195	32,030,161
Materion Corp.	3,069	208,109
Mayville Engineering Co., Inc.(1)	2,305	31,809
Myers Industries, Inc.	13,075	251,955
Neenah, Inc.	5,130	346,532
NewMarket Corp.	427	171,201
Novagold Resources, Inc.(1)	60,405	356,994
OMNOVA Solutions, Inc.(1)	16,464	102,571
Orion Engineered Carbons SA	14,762	316,054
PolyOne Corp.	27,111	851,014
Quaker Chemical Corp.	4,855	984,982
Reliance Steel & Aluminum Co.	57,485	5,439,231
Royal Gold, Inc.	1,382	141,641
RPM International, Inc.	1,484	90,687
Ryerson Holding Corp.(1)	4,972	41,417
Scotts Miracle-Gro Co.	2,617	257,775
Sealed Air Corp.	819	35,037
Sensient Technologies Corp.	8,282	608,561
Stepan Co.	830	76,285
Summit Materials, Inc.—Class A(1)	7,593	146,165
Tronox Holdings Plc—Class A	16,303	208,352
UFP Technologies, Inc.(1)	320	13,315
United States Lime & Minerals, Inc.	135	10,800
US Concrete, Inc.(1)	5,894	292,873
Valhi, Inc.	368	1,093
Valvoline, Inc.	653,000	12,753,090
Verso Corp.—Class A	841	16,021
Vulcan Materials Co.	8,027	1,102,187
Worthington Industries, Inc.	3,186	128,268
WR Grace & Co.	3,749	285,336

		161,446,220

Real Estate—3.18%
Alexander’s, Inc.	791	292,907
Altisource Portfolio Solutions(1)	222	4,365
American Assets Trust, Inc.	17,343	817,202
American Finance Trust, Inc.	2,539	27,675
American Homes 4 Rent—Class A	7,225	175,640
Americold Realty Trust	12,775	414,166
Armada Hoffler Properties, Inc.	6,229	103,090
Bluerock Residential Growth REIT, Inc.—Class A	7,994	93,930
Brookfield Property REIT, Inc.—Class A	6,144	116,060
CareTrust REIT, Inc.	26,220	623,512
CBRE Group, Inc.—Class A(1)	8,333	427,483
Clipper Realty, Inc.	4,969	55,553
Colony Capital, Inc.	1,456	7,280
Community Healthcare Trust, Inc.	3,997	157,522
CoreSite Realty Corp.	56,955	6,559,507
Corporate Office Properties Trust	148,047	3,903,999
Cushman & Wakefield Plc(1)	35,739	639,013

Easterly Government Properties, Inc.	6,059	109,728
EastGroup Properties, Inc.	13,482	1,563,642
Equity LifeStyle Properties, Inc.	5,702	691,881
Essential Properties Realty Trust, Inc.	2,106	42,204
eXp World Holdings, Inc.(1)	5,861	65,233
Extra Space Storage, Inc.	6,655	706,096
First Industrial Realty Trust, Inc.	9,670	355,276
FirstService Corp.	52,935	5,077,525
Four Corners Property Trust, Inc.	25,358	693,034
Gladstone Commercial Corp.	3,167	67,204
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,541	43,425
HFF, Inc.—Class A	14,125	642,405
Hudson Pacific Properties, Inc.	136,800	4,551,336
Innovative Industrial Properties, Inc.—Class A	3,466	428,259
Iron Mountain, Inc.	2,048	64,102
iStar, Inc.	16,308	202,545
Jones Lang LaSalle, Inc.	172,074	24,209,091
Kennedy-Wilson Holdings, Inc.	23,176	476,730
Lamar Advertising Co.—Class A	5,631	454,478
LTC Properties, Inc.	7,125	325,328
Marcus & Millichap, Inc.(1)	7,427	229,123
Maui Land & Pineapple Co., Inc.(1)	2,263	23,286
Monmouth Real Estate Investment Corp.	5,454	73,902
National Health Investors, Inc.	6,708	523,425
National Storage Affiliates Trust	21,188	613,181
New Senior Investment Group, Inc.	13,329	89,571
Newmark Group, Inc.—Class A	47,377	425,445
NexPoint Residential Trust, Inc.	6,961	288,185
Outfront Media, Inc.	1,413	36,441
Pennsylvania Real Estate Investment Trust	12,481	81,127
PS Business Parks, Inc.	7,392	1,245,774
QTS Realty Trust, Inc.—Class A	20,265	935,838
Redfin Corp.(1)	32,669	587,389
RMR Group, Inc.—Class A	2,546	119,611
Ryman Hospitality Properties, Inc.	16,964	1,375,611
Safehold, Inc.	385	11,627
Saul Centers, Inc.	4,033	226,372
SBA Communications Corp.—Class A(1)	220,578	49,594,758
Seritage Growth Properties	1,128	48,459
Sun Communities, Inc.	1,353	173,441
Tanger Factory Outlet Centers, Inc.	33,518	543,327
Terreno Realty Corp.	273,530	13,413,911
The GEO Group, Inc.	43,916	922,675
The Howard Hughes Corp.(1)	877	108,608
UDR, Inc.	912	40,940
UMH Properties, Inc.	10,586	131,372
Uniti Group, Inc.	68,405	649,848
Universal Health Realty Income Trust	4,294	364,689

		128,066,362

Utilities—0.15%
American States Water Co.	13,716	1,031,992
AquaVenture Holdings Ltd.(1)	652	13,020
Atlantic Power Corp.(1)	25,480	61,662
California Water Service Group	16,867	853,976
Chesapeake Utilities Corp.	6,023	572,305
Connecticut Water Service, Inc.	4,482	312,485
El Paso Electric Co.	2,595	169,713
Genie Energy Ltd.(1)	2,057	21,907
Global Water Resources, Inc.	4,877	50,916
MGE Energy, Inc.	4,806	351,223

Middlesex Water Co.	5,162	305,849
New Jersey Resources Corp.	2,329	115,914
Northwest Natural Holding Co.	1,676	116,482
Ormat Technologies, Inc.	5,308	336,474
Otter Tail Corp.	6,689	353,246
Pure Cycle Corp.(1)	4,853	51,442
SJW Group	6,399	388,867
South Jersey Industries, Inc.	4,841	163,287
Southwest Gas Holdings, Inc.	2,313	207,291
Spark Energy, Inc.—Class A	3,947	44,167
TerraForm Power, Inc.—Class A	19,294	275,904
York Water Co.	4,546	162,383

		5,960,505

Total Common Stocks (Cost: $3,001,228,756)		3,923,910,812

RIGHTS—0.00%(2)
Healthcare—0.00%(2)
Corium International, Inc., expires 3/31/2020—CVR(1)(3)	7,613	1,370
Oncternal Therapeutics, Inc.—CVR(1)(3)	207	382

		1,752

Materials—0.00%(2)
A. Schulman, Inc.—CVR(1)(3)	9,002	3,508

Total Rights (Cost: $0)		5,260

SHORT-TERM INVESTMENTS—2.31%
Money Market Funds—2.22%
Goldman Sachs Financial Square Government Fund—Class I, 2.25%(4)	89,434,695	89,434,695

Total Money Market Funds (Cost: $89,434,695)		89,434,695

	Principal Amount	Value
Time Deposits—0.09%
ANZ, London, 1.91% due 7/1/2019	$1,638,895	1,638,895
Banco Santander, Frankfurt, 1.91% due 7/1/2019	955,363	955,363
BBVA, Madrid, 1.91% due 7/1/2019	979,436	979,436

Total Time Deposits (Cost: $3,573,694)		3,573,694

Total Short-Term Investments (Cost: $93,008,389)		93,008,389

TOTAL INVESTMENTS IN SECURITIES—99.82% (Cost: $3,094,237,145)		4,016,924,461

OTHER ASSETS IN EXCESS OF LIABILITIES—0.18%		7,148,459

TOTAL NET ASSETS—100.00%		$4,024,072,920

Percentages	are stated as a percent of net assets.

ADR	American Depositary Receipt

CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $5,260, which represents 0.00% of total net assets.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS—96.57%
Communication Services—2.79%
Activision Blizzard, Inc.	158,168	$7,465,530
Altice USA, Inc.—Class A(1)	259,260	6,312,981
AMC Entertainment Holdings, Inc.—Class A	14,796	138,047
AMC Networks, Inc.—Class A(1)	65,900	3,590,891
ATN International, Inc.	3,176	183,350
Bandwidth, Inc.(1)	740	55,515
Boston Omaha Corp.—Class A(1)	939	21,738
Cable One, Inc.	19,150	22,424,458
Care.com, Inc.(1)	534	5,863
Cars.com, Inc.(1)	17,017	335,575
cbdMD, Inc.(1)	2,681	15,818
CBS Corp.—Class B(1)	64,573	3,222,193
CenturyLink, Inc.	36,490	429,122
Cincinnati Bell, Inc.(1)	14,127	69,929
Cinemark Holdings, Inc.	3,596	129,816
Clear Channel Outdoor Holdings, Inc.—Class A(1)	8,769	41,390
comScore, Inc.(1)	14,090	72,704
Consolidated Communications Holdings, Inc.	20,153	99,354
Cumulus Media, Inc.(1)	3,961	73,477
Daily Journal Corp.(1)	320	76,160
DHI Group, Inc.(1)	14,591	52,090
Discovery, Inc.—Class A(1)	5,203	159,732
Discovery, Inc.—Class C(1)	11,747	334,202
DISH Network Corp.—Class A(1)	7,488	287,614
Electronic Arts, Inc.(1)	108,175	10,953,800
Emerald Expositions Events, Inc.	380,620	4,243,913
Entercom Communications Corp.—Class A	36,768	213,254
Entravision Communications Corp.—Class A	14,792	46,151
Eros International Plc(1)	9,062	12,234
EW Scripps Co.—Class A	15,628	238,952
Fluent, Inc.(1)	1,197	6,440
Fox Corp.—Class A	317,765	11,642,910
Fox Corp.—Class B	4,920	179,728
Frontier Communications Corp.(1)	30,939	54,143
Gaia, Inc.—Class A(1)	2,892	21,921
Gannett Co., Inc.	31,044	253,319
GCI Liberty, Inc.—Class A(1)	3,300	202,818
Gray Television, Inc.(1)	15,766	258,405
Hemisphere Media Group, Inc.—Class A(1)	791	10,220
IDT Corp.(1)	1,228	11,629
IMAX Corp.(1)	50,779	1,025,736
Intelsat SA(1)	19,348	376,319
InterActiveCorp(1)	1,042	226,666
Interpublic Group of Cos, Inc.	11,770	265,884
Iridium Communications, Inc.(1)	28,540	663,840
John Wiley & Sons, Inc.—Class A	1,490	68,331
Lee Enterprises(1)	14,754	33,049
Liberty Broadband Corp.—Class A(1)	838	86,180
Liberty Broadband Corp.—Class C(1)	3,525	367,376
Liberty Global Plc—Class C(1)	212,697	5,642,851
Liberty Latin America Ltd.—Class A(1)	12,816	220,820
Liberty Latin America Ltd.—Class C(1)	33,411	574,335
Liberty Media Corp.-Liberty Formula One—Class A(1)	892	31,987
Liberty Media Corp.-Liberty Formula One—Class C(1)	71,281	2,666,622
Liberty Media Corp.-Liberty SiriusXM—Class A(1)	2,829	106,964
Liberty Media Corp.-Liberty SiriusXM—Class C(1)	5,228	198,559
Lions Gate Entertainment Corp.—Class A	1,640	20,090
Lions Gate Entertainment Corp.—Class B	3,445	39,996

Madison Square Garden Co.—Class A(1)	566	158,446
Marchex, Inc.(1)	9,188	43,184
Marcus Corp.	6,396	210,812
Meet Group, Inc.(1)	8,259	28,741
MSG Networks, Inc.—Class A(1)	17,124	355,152
National CineMedia, Inc.	16,514	108,332
NetEase, Inc.—ADR	21,998	5,626,428
New Media Investment Group, Inc.	18,443	174,102
New York Times Co.—Class A	4,385	143,039
News Corp.—Class A	12,840	173,212
News Corp.—Class B	4,133	57,697
Nexstar Media Group, Inc.—Class A	263,184	26,581,584
Omnicom Group, Inc.	55,502	4,548,389
ORBCOMM, Inc.(1)	4,109	29,790
Pareteum Corp.(1)	17,037	44,467
Reading International, Inc.—Class A(1)	4,766	61,863
Rosetta Stone, Inc.(1)	4,830	110,510
Saga Communications, Inc.—Class A	1,068	33,364
Scholastic Corp.	8,315	276,391
Sinclair Broadcast Group, Inc.—Class A	120	6,436
Spok Holdings, Inc.	5,480	82,419
Sprint Corp.(1)	19,004	124,856
Take-Two Interactive Software, Inc.(1)	34,927	3,965,262
TEGNA, Inc.	62,838	951,996
Telephone & Data Systems, Inc.	3,366	102,326
Tribune Media Co.—Class A	2,940	135,887
Tribune Publishing Co.	4,828	38,479
TripAdvisor, Inc.(1)	344	15,924
TrueCar, Inc.(1)	4,142	22,615
United States Cellular Corp.(1)	501	22,380
Viacom, Inc.—Class A	329	11,219
Viacom, Inc.—Class B	94,681	2,828,121
Vonage Holdings Corp.(1)	20,938	237,228
WideOpenWest, Inc.(1)	7,395	53,688
Zillow Group, Inc.—Class A(1)	1,881	86,075
Zillow Group, Inc.—Class C(1)	4,143	192,194
Zynga, Inc.—Class A(1)	22,341	136,950

		134,342,549

Consumer Discretionary—9.18%
Aaron’s, Inc.	53,193	3,266,582
Abercrombie & Fitch Co.—Class A	19,464	312,203
Acushnet Holdings Corp.	425,930	11,184,922
Adient Plc	25,327	614,686
Adtalem Global Education, Inc.(1)	16,408	739,180
Advance Auto Parts, Inc.	5,321	820,179
American Axle & Manufacturing Holdings, Inc.(1)	172,071	2,195,626
American Eagle Outfitters, Inc.	118,484	2,002,380
American Outdoor Brands Corp.(1)	15,685	141,322
American Public Education, Inc.(1)	4,661	137,872
Aptiv Plc	8,039	649,792
Aramark	371,563	13,398,562
Ascena Retail Group, Inc.(1)	50,896	31,047
At Home Group, Inc.(1)	12,834	85,474
AutoNation, Inc.(1)	1,806	75,744
AutoZone, Inc.(1)	4,582	5,037,772
Barnes & Noble Education, Inc.(1)	11,440	38,438
Barnes & Noble, Inc.	17,438	116,660
Bassett Furniture Industries, Inc.	2,804	42,761
BBX Capital Corp.—Class A	16,974	83,342
Beazer Homes USA, Inc.(1)	9,054	87,009

Bed Bath & Beyond, Inc.	117,272	1,362,701
Best Buy, Inc.	61,195	4,267,127
Big Lots, Inc.	55,681	1,593,033
Biglari Holdings, Inc.—Class A(1)	2	1,061
Biglari Holdings, Inc.—Class B(1)	70	7,270
BorgWarner, Inc.	171,671	7,206,749
Boyd Gaming Corp.	2,154	58,029
Bright Horizons Family Solutions, Inc.(1)	33,850	5,106,949
Brinker International, Inc.	2,690	105,851
Brunswick Corp.(1)	265,475	12,182,648
Buckle, Inc.	8,290	143,500
Caesars Entertainment Corp.(1)	19,122	226,022
Caleres, Inc.	12,134	241,709
Callaway Golf Co.	26,919	461,930
Capri Holdings Ltd.(1)	2,787	96,653
CarMax, Inc.(1)	2,922	253,717
Carriage Services, Inc.—Class A	4,668	88,739
Carrols Restaurant Group, Inc.(1)	9,298	83,961
Carter’s, Inc.	68,583	6,689,586
Cato Corp.—Class A	6,371	78,491
Century Casinos, Inc.(1)	8,133	78,890
Century Communities, Inc.(1)	4,710	125,192
Chico’s FAS, Inc.	34,698	116,932
Choice Hotels International, Inc.	616	53,598
Chuy’s Holdings, Inc.(1)	3,573	81,893
Citi Trends, Inc.	3,469	50,717
Clarus Corp.	2,713	39,176
Columbia Sportswear Co.	357	35,757
Conn’s, Inc.(1)	5,713	101,806
Container Store Group, Inc.(1)	4,654	34,067
Cooper Tire & Rubber Co.	14,636	461,766
Cooper-Standard Holdings, Inc.(1)	22,998	1,053,768
Core-Mark Holding Co., Inc.	624,461	24,803,591
Culp, Inc.	3,207	60,933
Dana, Inc.	645,042	12,862,137
Del Frisco’s Restaurant Group, Inc.(1)	9,233	73,495
Del Taco Restaurants, Inc.(1)	8,819	113,060
Delta Apparel, Inc.(1)	1,615	37,436
Denny’s Corp.(1)	4,403	90,394
Designer Brands, Inc.—Class A	12,403	237,766
Dick’s Sporting Goods, Inc.	113,495	3,930,332
Dillard’s, Inc.—Class A	3,117	194,127
Dine Brands Global, Inc.	63,920	6,102,442
Dollar General Corp.	92,834	12,547,443
Dollar Tree, Inc.(1)	44,473	4,775,955
DR Horton, Inc.	11,399	491,639
Drive Shack, Inc.	1,917	8,991
Dunkin’ Brands Group, Inc.	168	13,383
eBay, Inc.	483,092	19,082,134
El Pollo Loco Holdings, Inc.(1)	6,402	68,245
Empire Resorts, Inc.(1)	371	3,562
Escalade, Inc.	2,814	32,277
Ethan Allen Interiors, Inc.	7,101	149,547
Expedia Group, Inc.	110,752	14,733,339
Express, Inc.(1)	20,054	54,747
Extended Stay America, Inc.	633,340	10,697,113
Fiesta Restaurant Group, Inc.(1)	6,657	87,473
Flexsteel Industries, Inc.	2,154	36,747
Foot Locker, Inc.	80,946	3,393,256
Fossil Group, Inc.(1)	13,495	155,192

Frontdoor, Inc.(1)	2,842	123,769
GameStop Corp.—Class A	29,161	159,511
Gap, Inc.(1)	7,251	130,300
Garmin Ltd.	4,852	387,190
Genesco, Inc.(1)	5,216	220,585
Gentex Corp.	249,795	6,147,455
Genuine Parts Co.	4,717	488,587
G-III Apparel Group Ltd.(1)	13,054	384,049
Gildan Activewear, Inc.—Class A	242,100	9,364,428
GNC Holdings, Inc.—Class A(1)	22,882	34,323
Golden Entertainment, Inc.(1)	2,586	36,204
Goodyear Tire & Rubber Co.	153,138	2,343,011
GoPro, Inc.—Class A(1)	2,603	14,212
Graham Holdings Co.—Class B	25,641	17,693,059
Grand Canyon Education, Inc.(1)	1,439	168,392
Green Brick Partners, Inc.(1)	6,398	53,167
Group 1 Automotive, Inc.	33,262	2,723,825
Guess, Inc.	16,533	267,008
H&R Block, Inc.	5,873	172,079
Hanesbrands, Inc.	74,393	1,281,047
Harley-Davidson, Inc.	72,025	2,580,656
Hasbro, Inc.	34,987	3,697,426
Haverty Furniture Cos, Inc.	5,579	95,010
Hibbett Sports, Inc.(1)	5,057	92,037
Hilton Grand Vacations, Inc.(1)	2,606	82,923
Hooker Furniture Corp.	3,094	63,798
Houghton Mifflin Harcourt Co.(1)	29,928	172,385
Hudson Ltd.—Class A(1)	10,678	147,250
Hyatt Hotels Corp.—Class A	1,290	98,208
International Game Technology Plc	3,230	41,893
International Speedway Corp.—Class A	6,775	304,130
J. Alexander’s Holdings, Inc.(1)	3,895	43,741
J. Jill, Inc.	4,243	8,444
Jack in the Box, Inc.	240,445	19,569,819
JC Penney Co., Inc.(1)	92,641	105,611
Johnson Outdoors, Inc.—Class A	547	40,790
K12, Inc.(1)	10,294	313,041
KB Home	20,018	515,063
Kohl’s Corp.	85,958	4,087,303
Kontoor Brands, Inc.(1)	9,668	270,897
L Brands, Inc.	6,510	169,911
Lands’ End, Inc.(1)	3,087	37,723
Laureate Education, Inc.—Class A(1)	774,230	12,163,153
La-Z-Boy, Inc.	333,737	10,232,376
Leaf Group Ltd.(1)	1,149	8,514
Lear Corp.	72,290	10,067,828
Legacy Housing Corp.(1)	1,009	12,562
Leggett & Platt, Inc.	4,427	169,864
Lennar Corp.—Class A	5,545	268,711
Lennar Corp.—Class B	296	11,399
Liberty Expedia Holdings, Inc.—Class A(1)	14,868	710,542
Lifetime Brands, Inc.	3,279	31,019
Liquidity Services, Inc.(1)	7,750	47,198
Lithia Motors, Inc.—Class A	26,608	3,160,498
LKQ Corp.(1)	44,178	1,175,577
Lumber Liquidators Holdings, Inc.(1)	6,635	76,634
M/I Homes, Inc.(1)	7,195	205,345
Macy’s, Inc.	79,371	1,703,302
MarineMax, Inc.(1)	6,019	98,952
Marriott Vacations Worldwide Corp.	10,445	1,006,898

Mattel, Inc.(1)	3,610	40,468
MDC Holdings, Inc.	127,565	4,181,581
Meritage Homes Corp.(1)	10,493	538,711
MGM Resorts International	16,014	457,520
Modine Manufacturing Co.(1)	14,106	201,857
Mohawk Industries, Inc.(1)	1,998	294,645
Monarch Casino & Resort, Inc.(1)	679	29,020
Motorcar Parts of America, Inc.(1)	5,318	113,858
Movado Group, Inc.	4,505	121,635
Murphy USA, Inc.(1)	35,051	2,945,336
Nathan’s Famous, Inc.	455	35,545
Newell Brands, Inc.	69,557	1,072,569
Nordstrom, Inc.	58,800	1,873,368
Norwegian Cruise Line Holdings Ltd.(1)	5,753	308,533
NVR, Inc.(1)	972	3,275,883
Office Depot, Inc.	664,060	1,367,964
OneSpaWorld Holdings Ltd.(1)	12,989	201,330
Overstock.com, Inc.(1)	6,552	89,107
Oxford Industries, Inc.	86,223	6,535,703
Papa John’s International, Inc.	743	33,227
Party City Holdco, Inc.(1)	15,405	112,919
Penn National Gaming, Inc.(1)	28,521	549,314
Penske Automotive Group, Inc.	44,280	2,094,444
PetMed Express, Inc.	4,144	64,936
Polaris Industries, Inc.	199	18,155
Pool Corp.	35,500	6,780,500
Potbelly Corp.(1)	5,909	30,077
PulteGroup, Inc.	8,628	272,817
Purple Innovation, Inc.(1)	817	5,515
PVH Corp.	34,900	3,302,936
Quotient Technology, Inc.(1)	20,333	218,376
Qurate Retail, Inc.(1)	13,246	164,118
Ralph Lauren Corp.—Class A	1,750	198,783
RCI Hospitality Holdings, Inc.	2,435	42,637
Red Lion Hotels Corp.(1)	6,820	48,490
Red Robin Gourmet Burgers, Inc.(1)	3,799	116,135
Red Rock Resorts, Inc.—Class A	128,642	2,763,230
Regis Corp.(1)	7,813	129,696
RH(1)	3,767	435,465
Rocky Brands, Inc.	1,957	53,387
Ross Stores, Inc.	73,603	7,295,529
Royal Caribbean Cruises Ltd.	31,046	3,763,086
RTW RetailWinds, Inc.(1)	8,335	14,170
Rubicon Project, Inc.(1)	4,329	27,532
Sally Beauty Holdings, Inc.(1)	34,628	461,938
Select Interior Concepts, Inc.(1)	4,305	50,153
Service Corp. International	3,763	176,033
ServiceMaster Global Holdings, Inc.	87,204	4,542,456
Shoe Carnival, Inc.	2,905	80,178
Signet Jewelers Ltd.	15,073	269,505
Six Flags Entertainment Corp.	2,413	119,878
Skechers U., Inc.—Class A(1)	48,665	1,532,461
Sleep Number Corp.(1)	672	27,142
Sonic Automotive, Inc.—Class A	7,040	164,384
Speedway Motorsports, Inc.	3,290	61,030
Sportsman’s Warehouse Holdings, Inc.(1)	11,816	44,664
Stamps.com, Inc.(1)	12,604	570,583
Standard Motor Products, Inc.	4,950	224,433
Stitch Fix, Inc.(1)	1,345	43,027
Stoneridge, Inc.(1)	236,979	7,476,687

Sturm Ruger & Co., Inc.	357	19,449
Superior Group of Cos, Inc.	2,227	38,149
Tailored Brands, Inc.	1,697	9,792
Tapestry, Inc.	9,727	308,638
Taylor Morrison Home Corp.—Class A(1)	27,172	569,525
Tenneco, Inc.—Class A	62,462	692,704
The Habit Restaurants, Inc.—Class A(1)	4,224	44,310
The Michaels Companies, Inc.(1)	64,754	563,360
Thor Industries, Inc.	48,273	2,821,557
Tiffany & Co.	4,043	378,587
Tile Shop Holdings, Inc.	11,163	44,652
Tilly’s, Inc.—Class A	6,240	47,611
Toll Brothers, Inc.	161,745	5,923,102
Tower International, Inc.	5,926	115,557
TRI Pointe Group, Inc.(1)	39,960	478,321
Tupperware Brands Corp.	13,978	266,001
Under Armour, Inc.—Class A(1)	2,136	54,148
Under Armour, Inc.—Class C(1)	2,226	49,417
Unifi, Inc.(1)	4,508	81,910
Universal Electronics, Inc.(1)	414	16,982
Urban Outfitters, Inc.(1)	28,120	639,730
Vail Resorts, Inc.	6,713	1,498,207
Vera Bradley, Inc.(1)	6,008	72,096
VF Corp.	9,859	861,184
Vince Holding Corp.(1)	850	11,858
Vista Outdoor, Inc.(1)	16,445	146,032
Visteon Corp.(1)	54,494	3,192,259
Waitr Holdings, Inc.(1)	12,122	76,247
Weight Watchers International, Inc.(1)	13,490	257,659
Weyco Group, Inc.	1,663	44,419
Whirlpool Corp.	44,179	6,289,322
William Lyon Homes—Class A(1)	9,043	164,854
Williams-Sonoma, Inc.	55,347	3,597,555
Wingstop, Inc.	633	59,977
Winmark Corp.	381	65,970
Winnebago Industries, Inc.	2,648	102,345
Wolverine World Wide, Inc.	279,650	7,701,561
Wyndham Destinations, Inc.	174,052	7,640,883
Wyndham Hotels & Resorts, Inc.	225,960	12,595,010
Wynn Resorts Ltd.	565	70,054
Yum China Holdings, Inc.	2,354	108,755
ZAGG, Inc.(1)	7,646	53,216
Zumiez, Inc.(1)	49,244	1,285,268

		441,391,121

Consumer Staples—2.65%
Alico, Inc.	881	26,730
Archer-Daniels-Midland Co.	18,704	763,123
B&G Foods, Inc.	43,343	901,534
Beyond Meat Inc.(1)	323	51,900
BJ’s Wholesale Club Holdings, Inc.(1)	52,869	1,395,742
Brown-Forman Corp.—Class A	87	4,785
Brown-Forman Corp.—Class B	385	21,341
Bunge Ltd.	4,622	257,492
Cal-Maine Foods, Inc.	27,032	1,127,775
Campbell Soup Co.	2,412	96,649
Casey’s General Stores, Inc.	85,272	13,301,579
Central Garden & Pet Co.(1)	2,904	78,263
Central Garden & Pet Co.—Class A(1)	178,166	4,390,010
Clorox Co.	783	119,885
Coca-Cola European Partners Plc	121,769	6,879,949

Conagra Brands, Inc.	16,184	429,200
Constellation Brands, Inc.—Class A	74,395	14,651,351
Coty, Inc.—Class A	9,690	129,846
Craft Brew Alliance, Inc.(1)	2,698	37,745
Darling Ingredients, Inc.(1)	47,805	950,841
Dean Foods Co.	26,494	24,475
Edgewell Personal Care Co.(1)	15,809	426,053
elf Beauty, Inc.(1)	6,408	90,353
Energizer Holdings, Inc.	2,135	82,496
Farmer Brothers Co.(1)	2,968	48,586
Flowers Foods, Inc.	71,678	1,667,947
Fresh Del Monte Produce, Inc.	9,125	245,919
Hain Celestial Group, Inc.(1)	3,061	67,036
Herbalife Nutrition Ltd.(1)	2,923	124,987
Hershey Co.	601	80,552
Hormel Foods Corp.	9,346	378,887
Hostess Brands, Inc.—Class A(1)	115,610	1,669,408
Ingles Markets, Inc.—Class A	4,075	126,855
Ingredion, Inc.	24,656	2,033,873
J&J Snack Foods Corp.	56,763	9,136,005
Kellogg Co.	5,076	271,921
Kroger Co.	353,466	7,673,747
Lamb Weston Holdings, Inc.	3,641	230,694
Lancaster Colony Corp.	31,692	4,709,431
Landec Corp.(1)	7,189	67,361
Limoneira Co.	2,885	57,527
McCormick & Co., Inc.	1,458	226,005
Molson Coors Brewing Co.—Class B	124,412	6,967,072
Natural Grocers by Vitamin Cottage, Inc.(1)	2,708	27,215
Nature’s Sunshine Products, Inc.(1)	2,679	24,888
Nomad Foods Ltd.(1)	490,359	10,474,068
Nu Skin Enterprises, Inc.—Class A	1,838	90,650
Oil-Dri Corp. of America	1,348	45,886
Pilgrim’s Pride Corp.(1)	112,770	2,863,230
Post Holdings, Inc.(1)	30,654	3,187,096
PriceSmart, Inc.	5,851	299,103
Pyxus International, Inc.(1)	2,466	37,483
Revlon, Inc.—Class A(1)	347	6,708
Rite Aid Corp.	15,429	123,586
Sanderson Farms, Inc.	6,138	838,205
Seaboard Corp.	9	37,231
Seneca Foods Corp.—Class A(1)	2,145	59,695
Simply Good Foods Co.(1)	20,173	485,766
SpartanNash Co.	10,109	117,972
Spectrum Brands Holdings, Inc.	1,175	63,180
Sprouts Farmers Market, Inc.(1)	2,046	38,649
The Andersons, Inc.	8,932	243,308
The J.M. Smucker Co.	59,259	6,826,044
Tootsie Roll Industries, Inc.	793	29,285
TreeHouse Foods, Inc.(1)	9,177	496,476
Tyson Foods, Inc.—Class A	183,839	14,843,161
United Natural Foods, Inc.(1)	43,295	388,356
Universal Corp.	51,438	3,125,887
US Foods Holding Corp.(1)	7,283	260,440
Vector Group Ltd.	2,487	24,248
Village Super Market, Inc.—Class A	2,550	67,601
Weis Markets, Inc.	2,770	100,856

		127,249,203

Energy—4.26%
Abraxas Petroleum Corp.(1)	45,933	47,311

Antero Midstream Corp.	7,556	86,592
Antero Resources Corp.(1)	8,769	48,493
Apache Corp.	12,645	366,326
Apergy Corp.(1)	162,951	5,465,377
Arch Coal, Inc.—Class A	22,621	2,131,124
Archrock, Inc.	37,414	396,588
Ardmore Shipping Corp.(1)	8,196	66,797
Baker Hughes a GE Co.—Class A	223,712	5,510,027
Berry Petroleum Corp.	18,141	192,295
Bonanza Creek Energy, Inc.(1)	5,463	114,067
Brigham Minerals, Inc.(1)	1,326	28,456
C&J Energy Services, Inc.(1)	19,400	228,532
Cabot Oil & Gas Corp.	5,180	118,933
California Resources Corp.(1)	13,964	274,812
Callon Petroleum Co.(1)	1,032,697	6,805,473
Carrizo Oil & Gas, Inc.(1)	176,642	1,769,953
Centennial Resource Development, Inc.—Class A(1)	6,306	47,863
Chaparral Energy, Inc.(1)	8,887	41,858
Cheniere Energy, Inc.(1)	3,300	225,885
Chesapeake Energy Corp.(1)	43,541	84,905
Cimarex Energy Co.	220,535	13,084,342
Clean Energy Fuels Corp.(1)	39,062	104,296
CNX Resources Corp.(1)	55,993	409,309
Comstock Resources, Inc.(1)	4,304	23,973
Concho Resources, Inc.	6,661	687,282
CONSOL Energy, Inc.(1)	7,885	209,820
Continental Resources, Inc.(1)	210,171	8,846,097
Contura Energy, Inc.(1)	5,441	282,388
Covia Holdings Corp.(1)	11,907	23,338
CVR Energy, Inc.	4,789	239,402
Delek US Holdings, Inc.	105,644	4,280,695
Denbury Resources, Inc.(1)	132,526	164,332
Devon Energy Corp.	13,882	395,915
DHT Holdings, Inc.	26,250	155,137
Diamond Offshore Drilling, Inc.(1)	19,082	169,257
Diamond S Shipping, Inc.(1)	6,145	78,472
Diamondback Energy, Inc.	87,434	9,527,683
Dorian LPG Ltd.(1)	6,629	59,794
Dril-Quip, Inc.(1)	10,610	509,280
Earthstone Energy, Inc.—Class A(1)	5,425	33,201
Energy Fuels, Inc.(1)	25,045	78,391
EQT Corp.	8,527	134,812
Equitrans Midstream Corp.	6,173	121,670
Era Group, Inc.(1)	5,585	46,579
Evolution Petroleum Corp.	972	6,950
Exterran Corp.(1)	9,357	133,057
Extraction Oil & Gas, Inc.(1)	28,947	125,340
Falcon Minerals Corp.	9,048	76,003
Forum Energy Technologies, Inc.(1)	23,322	79,761
Frank’s International NV(1)	202,357	1,104,869
FTS International, Inc.(1)	5,482	30,590
GasLog Ltd.	4,300	61,920
Geospace Technologies Corp.(1)	3,666	55,393
Golar LNG Ltd.	25,448	470,279
Goodrich Petroleum Corp.(1)	761	9,885
Green Plains, Inc.	11,729	126,439
Gulfport Energy Corp.(1)	432,112	2,121,670
Hallador Energy Co.	6,001	33,786
Halliburton Co.	29,108	661,916
Helix Energy Solutions Group, Inc.(1)	40,612	350,482

Helmerich & Payne, Inc.	3,584	181,422
Hess Corp.	9,012	572,893
HighPoint Resources Corp.(1)	33,290	60,588
HollyFrontier Corp.	92,708	4,290,526
Independence Contract Drilling, Inc.(1)	13,286	20,992
International Seaways, Inc.(1)	7,123	135,337
Isramco, Inc.(1)	50	5,925
Jagged Peak Energy, Inc.(1)	6,694	55,359
Keane Group, Inc.(1)	15,143	101,761
KLX Energy Services Holdings, Inc.(1)	6,106	124,746
Kosmos Energy Ltd.	12,057	75,597
Laredo Petroleum, Inc.(1)	212,504	616,262
Liberty Oilfield Services, Inc.—Class A	37,838	612,219
Magnolia Oil & Gas Corp.—Class A(1)	626,166	7,251,002
Mammoth Energy Services, Inc.	3,754	25,828
Marathon Oil Corp.	445,676	6,333,056
Marathon Petroleum Corp.	214,789	12,002,409
Matador Resources Co.(1)	592,844	11,785,739
Matrix Service Co.(1)	7,636	154,705
McDermott International, Inc.(1)	204,673	1,977,141
Midstates Petroleum Co., Inc.(1)	4,012	23,631
Montage Resources Corp.	6,145	37,484
Murphy Oil Corp.	5,541	136,586
Nabors Industries Ltd.	101,740	295,046
NACCO Industries, Inc.—Class A	1,033	53,654
National Energy Services Reunited, Inc.(1)	6,595	57,376
National Oilwell Varco, Inc.	12,955	287,990
Natural Gas Services Group, Inc.(1)	3,480	57,420
NCS Multistage Holdings, Inc.(1)	2,522	8,953
Newpark Resources, Inc.(1)	25,639	190,241
Nine Energy Service, Inc.(1)	4,663	80,810
Noble Corp. Plc(1)	72,454	135,489
Noble Energy, Inc.	442,041	9,901,718
Nordic American Tankers Ltd.	40,430	94,606
Northern Oil & Gas, Inc.(1)	80,457	155,282
Oasis Petroleum, Inc.(1)	92,174	523,548
Oceaneering International, Inc.(1)	28,673	584,642
Oil States International, Inc.(1)	17,509	320,415
ONEOK, Inc.	9,358	643,924
Overseas Shipholding Group, Inc.—Class A(1)	19,065	35,842
Pacific Drilling SA(1)	8,562	107,881
Panhandle Oil & Gas, Inc.—Class A	4,071	53,086
Par Pacific Holdings, Inc.(1)	9,538	195,720
Parker Drilling Co.(1)	2,558	51,876
Parsley Energy, Inc.—Class A(1)	3,841	73,017
Patterson-UTI Energy, Inc.	112,299	1,292,561
PBF Energy, Inc.—Class A	95,004	2,973,625
PDC Energy, Inc.(1)	19,398	699,492
Peabody Energy Corp.	20,602	496,508
Penn Virginia Corp.(1)	3,900	119,652
Pioneer Natural Resources Co.	42,629	6,558,898
PrimeEnergy Resources Corp.(1)	41	5,458
ProPetro Holding Corp.(1)	9,870	204,309
QEP Resources, Inc.(1)	1,433,172	10,361,834
Range Resources Corp.	6,976	48,692
Renewable Energy Group, Inc.(1)	10,573	167,688
REX American Resources Corp.(1)	1,626	118,535
RigNet, Inc.(1)	633	6,381
Ring Energy, Inc.(1)	9,995	32,484
Roan Resources, Inc.(1)	10,012	17,421

RPC, Inc.	16,596	119,657
SandRidge Energy, Inc.(1)	8,700	60,204
Scorpio Tankers, Inc.	12,588	371,598
SEACOR Holdings, Inc.(1)	4,940	234,699
SEACOR Marine Holdings, Inc.(1)	5,421	81,098
Seadrill Ltd.(1)	16,740	69,638
Select Energy Services, Inc.—Class A(1)	441,025	5,120,300
SemGroup Corp.—Class A	23,605	283,260
Ship Finance International Ltd.	24,210	302,867
SilverBow Resources, Inc.(1)	2,052	28,420
SM Energy Co.	32,268	403,995
Smart Sand, Inc.(1)	5,753	14,037
Southwestern Energy Co.(1)	158,101	499,599
SRC Energy, Inc.(1)	436,799	2,166,523
Superior Energy Services, Inc.(1)	45,227	58,795
Talos Energy, Inc.(1)	5,832	140,260
Targa Resources Corp.	7,699	302,263
Teekay Corp.	20,173	69,395
Teekay Tankers Ltd.—Class A(1)	56,942	72,886
TETRA Technologies, Inc.(1)	33,968	55,368
Tidewater, Inc.(1)	10,680	250,766
Transocean Ltd.(1)	19,304	123,739
U.S. Well Services, Inc.(1)	1,127	5,432
Ultra Petroleum Corp.(1)	4,647	836
Unit Corp.(1)	15,722	139,769
US Silica Holdings, Inc.	21,166	270,713
Valero Energy Corp.	175,471	15,022,072
W&T Offshore, Inc.(1)	27,457	136,187
Whiting Petroleum Corp.(1)	26,235	490,070
Williams Cos, Inc.	40,746	1,142,518
World Fuel Services Corp.	54,366	1,955,001
WPX Energy, Inc.(1)	1,910,458	21,989,372

		204,740,091

Financials—23.60%
1st Constitution Bancorp	2,141	39,544
1st Source Corp.	4,388	203,603
ACNB Corp.	1,896	75,025
Affiliated Managers Group, Inc.	1,717	158,204
Aflac, Inc.	74,712	4,094,965
AG Mortgage Investment Trust, Inc.	8,692	138,203
AGNC Investment Corp.	18,071	303,954
Alleghany Corp.(1)	39,938	27,202,171
Allegiance Bancshares, Inc.(1)	144,139	4,805,594
Allstate Corp.	355,089	36,109,000
Ally Financial, Inc.	194,633	6,031,677
Amalgamated Bank—Class A	3,922	68,439
Ambac Financial Group, Inc.(1)	13,000	219,050
Amerant Bancorp, Inc.(1)	5,569	109,765
American Equity Investment Life Holding Co.	25,969	705,318
American Financial Group, Inc.	28,377	2,907,791
American National Bankshares, Inc.	3,250	125,938
American National Insurance Co.	259	30,166
Ameriprise Financial, Inc.	47,070	6,832,681
Ameris Bancorp	10,938	428,660
AMERISAFE, Inc.	5,024	320,381
Ames National Corp.	2,538	68,780
Annaly Capital Management, Inc.	336,747	3,074,500
Anworth Mortgage Asset Corp.	29,065	110,156
Aon Plc	111,256	21,470,183
Apollo Commercial Real Estate Finance, Inc.	43,188	794,227

Arch Capital Group Ltd.(1)	11,108	411,885
Ares Commercial Real Estate Corp.	8,562	127,231
Ares Management Corp.—Class A	421,075	11,019,533
Argo Group International Holdings Ltd.	9,549	707,103
Arlington Asset Investment Corp.—Class A	9,538	65,621
ARMOUR Residential REIT, Inc.	17,011	317,085
Arrow Financial Corp.	3,653	126,869
Arthur J. Gallagher & Co.	226,200	19,812,858
Artisan Partners Asset Management, Inc.—Class A	6,599	181,605
Associated Banc-Corp.	5,472	115,678
Associated Capital Group, Inc.—Class A	734	27,452
Assurant, Inc.	2,057	218,824
Assured Guaranty Ltd.	77,024	3,241,170
Athene Holding Ltd.—Class A(1)	158,128	6,808,992
Atlantic Capital Bancshares, Inc.(1)	539,271	9,232,320
Atlantic Union Bankshares Corp.	23,272	822,200
AXA Equitable Holdings, Inc.	9,840	205,656
Axis Capital Holdings Ltd.	2,498	149,006
Axos Financial, Inc.(1)	6,108	166,443
B. Riley Financial, Inc.	6,045	126,099
Banc of California, Inc.	13,124	183,342
BancFirst Corp.	5,209	289,933
Banco Latinoamericano de Comercio Exterior —Class E	34,758	724,009
BancorpSouth Bank	615,249	17,866,831
Bank of Commerce Holdings	4,644	49,644
Bank of Hawaii Corp.	19,464	1,613,760
Bank of Marin Bancorp	3,998	163,998
Bank of NT Butterfield & Son Ltd.	402,610	13,672,636
Bank of Princeton	1,558	46,740
Bank OZK	59,046	1,776,694
Bank7 Corp.	870	16,086
BankFinancial Corp.	3,674	51,399
BankUnited, Inc.	452,946	15,282,398
Bankwell Financial Group, Inc.	1,721	49,393
Banner Corp.	9,705	525,526
Bar Harbor Bankshares	4,746	126,196
Baycom Corp.(1)	2,434	53,305
BCB Bancorp, Inc.	3,905	54,084
Berkshire Hills Bancorp, Inc.	13,762	431,989
BGC Partners, Inc.—Class A	9,635	50,391
Blackstone Mortgage Trust, Inc.—Class A	36,089	1,284,047
Blucora, Inc.(1)	3,739	113,553
BOK Financial Corp.	15,121	1,141,333
Boston Private Financial Holdings, Inc.	23,214	280,193
Boxwood Merger Corp.(1)	511,130	5,264,639
Bridge Bancorp, Inc.	4,938	145,473
Bridgewater Bancshares, Inc.(1)	6,712	77,456
Brighthouse Financial, Inc.(1)	33,824	1,241,003
BrightSphere Investment Group Plc	19,872	226,740
Brookline Bancorp, Inc.	98,143	1,509,439
Brown & Brown, Inc.	7,476	250,446
Bryn Mawr Bank Corp.	6,045	225,599
Business First Bancshares, Inc.	3,527	89,762
Byline Bancorp, Inc.(1)	6,674	127,607
C&F Financial Corp.	905	49,422
Cadence BanCorp—Class A	36,304	755,123
Cambridge Bancorp	874	71,231
Camden National Corp.	4,515	207,103
Cannae Holdings, Inc.(1)	1,297,389	37,598,333
Capital Bancorp, Inc.	2,154	26,494

Capital City Bank Group, Inc.	3,708	92,144
Capitol Federal Financial, Inc.	38,260	526,840
Capstar Financial Holdings, Inc.	4,158	62,994
Capstead Mortgage Corp.	24,879	207,740
Carolina Financial Corp.	5,952	208,856
Carter Bank & Trust(1)	6,318	124,781
Cathay General Bancorp	142,974	5,134,196
CBOE Global Markets, Inc.	2,798	289,957
CBTX, Inc.	5,209	146,581
CenterState Bank Corp.	699,299	16,104,856
Central Pacific Financial Corp.	7,312	219,068
Central Valley Community Bancorp	3,349	71,903
Century Bancorp, Inc.—Class A	752	66,101
Chemical Financial Corp.	489,146	20,108,792
Chemung Financial Corp.	924	44,666
Cherry Hill Mortgage Investment Corp.	5,238	83,808
Chimera Investment Corp.	118,481	2,235,736
Cincinnati Financial Corp.	5,105	529,235
CIT Group, Inc.	65,275	3,429,549
Citizens & Northern Corp.	3,297	86,810
Citizens Financial Group, Inc.	213,660	7,555,018
Citizens, Inc.—Class A(1)	14,895	108,734
City Holding Co.	4,066	310,073
Civista Bancshares, Inc.	4,311	96,782
CNA Financial Corp.	106,104	4,994,315
CNB Financial Corporation, Inc.	4,367	123,324
CNO Financial Group, Inc.	47,070	785,128
Coastal Financial Corp.(1)	1,422	21,998
Codorus Valley Bancorp, Inc.	2,666	61,318
Colony Bankcorp, Inc.(1)	1,912	32,408
Colony Credit Real Estate, Inc.	24,069	373,070
Columbia Banking System, Inc.	21,199	766,980
Columbia Financial, Inc.(1)	14,992	226,379
Comerica, Inc.	4,849	352,231
Commerce Bancshares, Inc.	3,343	199,443
Community Bank System, Inc.	14,560	958,630
Community Bankers Trust Corp.	5,657	47,915
Community Financial Corp.	1,261	42,534
Community Trust Bancorp, Inc.	4,540	191,997
ConnectOne Bancorp, Inc.	7,067	160,138
Cowen, Inc.—Class A(1)	4,191	72,043
Crawford & Co.—Class B	531	4,944
Credit Acceptance Corp.(1)	41	19,837
Crescent Acquisition Corp.(1)	528,711	5,332,050
Cullen/Frost Bankers, Inc.	9,093	851,650
Customers Bancorp, Inc.(1)	8,165	171,465
CVB Financial Corp.	694,393	14,603,085
Diamond Eagle Acquisition Corp.(1)	513,160	5,162,390
Diamond Hill Investment Group, Inc.	61	8,645
Dime Community Bancshares, Inc.	9,104	172,885
Discover Financial Services	443,166	34,385,250
DNB Financial Corp.(1)	884	39,311
Donegal Group, Inc.—Class A	2,862	43,703
Donnelley Financial Solutions, Inc.(1)	8,850	118,059
Dynex Capital, Inc.	6,402	107,234
E*TRADE Financial Corp.	300,625	13,407,875
Eagle Bancorp, Inc.	9,092	492,150
East West Bancorp, Inc.	316,731	14,813,509
Eaton Vance Corp.	3,766	162,428
Element Fleet Management Corp.	203,154	1,483,068

Elevate Credit, Inc.(1)	1,734	7,144
Ellington Financial, Inc.	7,484	134,487
EMC Insurance Group, Inc.	2,666	96,056
Employers Holdings, Inc.	8,980	379,585
Encore Capital Group, Inc.(1)	8,885	300,935
Enova International, Inc.(1)	3,217	74,152
Enstar Group Ltd.(1)	105,512	18,388,631
Entegra Financial Corp.(1)	1,732	52,168
Enterprise Bancorp, Inc.	2,575	81,653
Enterprise Financial Services Corp.	7,090	294,944
Equity Bancshares, Inc.—Class A(1)	4,372	116,558
Erie Indemnity Co.—Class A	272	69,164
Esquire Financial Holdings, Inc.(1)	995	25,024
ESSA Bancorp, Inc.	2,643	40,306
Essent Group Ltd.(1)	120,442	5,659,570
Evans Bancorp, Inc.	1,414	53,350
Evercore, Inc.—Class A	884	78,296
Everest Re Group Ltd.	80,025	19,780,580
Exantas Capital Corp.	8,618	97,470
EZCORP, Inc.—Class A(1)	14,888	140,989
Farmers & Merchants Bancorp, Inc.	2,869	83,545
Farmers National Banc Corp.	7,637	113,257
FB Financial Corp.	2,669	97,685
FBL Financial Group, Inc.—Class A	2,968	189,358
Federal Agricultural Mortgage Corp.—Class C	1,763	128,100
FedNat Holding Co.	1,481	21,134
Ferroglobe Representation & Warranty Insurance Trust(1)(3)	11,189	—
FGL Holdings	43,348	364,123
Fidelity D&D Bancorp, Inc.	552	37,094
Fidelity National Financial, Inc.	8,865	357,260
Fidelity Southern Corp.	6,282	194,554
Fifth Third Bancorp	766,564	21,387,136
Financial Institutions, Inc.	4,625	134,819
First American Financial Corp.	82,629	4,437,177
First Bancorp NC	8,576	312,338
First BanCorp PR	61,689	681,047
First Bancorp, Inc.	2,843	76,335
First Bancshares, Inc.	4,679	141,961
First Bank/Hamilton NJ	4,789	56,223
First Busey Corp.	14,891	393,271
First Business Financial Services, Inc.	2,342	55,037
First Capital, Inc.(1)	826	41,746
First Choice Bancorp	2,947	67,015
First Citizens BancShares, Inc.—Class A	249	112,117
First Commonwealth Financial Corp.	27,814	374,655
First Community Bankshares, Inc.	4,618	155,904
First Defiance Financial Corp.	5,976	170,734
First Financial Bancorp	27,711	671,160
First Financial Corp.	3,777	151,684
First Financial Northwest, Inc.	1,987	28,116
First Foundation, Inc.	7,526	101,149
First Guaranty Bancshares, Inc.	1,327	27,668
First Hawaiian, Inc.	75,771	1,960,196
First Horizon National Corp.	10,560	157,661
First Internet Bancorp	3,216	69,273
First Interstate BancSystem, Inc.—Class A	10,502	415,984
First Merchants Corp.	14,536	550,914
First Mid Bancshares, Inc.	4,117	143,766
First Midwest Bancorp, Inc.	30,818	630,844
First Northwest Bancorp	2,672	43,420

First of Long Island Corp.	7,432	149,235
First Republic Bank	26,638	2,601,201
Flagstar Bancorp, Inc.	8,580	284,341
Flushing Financial Corp.	8,087	179,531
FNB Corp.	492,003	5,790,875
FNCB Bancorp, Inc.(1)	4,846	37,508
Franklin Financial Network, Inc.	3,926	109,378
Franklin Financial Services(1)	1,048	39,950
Franklin Resources, Inc.	44,262	1,540,318
FS Bancorp, Inc.	957	49,640
Fulton Financial Corp.	48,578	795,222
FVCBankcorp, Inc.(1)	3,338	64,824
GAIN Capital Holdings, Inc.	6,333	26,155
GAMCO Investors, Inc.—Class A	685	13,131
Genworth Financial, Inc.—Class A(1)	146,634	544,012
German American Bancorp, Inc.	6,596	198,672
Glacier Bancorp, Inc.	360,977	14,637,617
Global Indemnity Ltd.	1,947	60,279
Granite Point Mortgage Trust, Inc.	14,891	285,758
Great Ajax Corp.	4,673	65,422
Great Southern Bancorp, Inc.	3,287	196,727
Great Western Bancorp, Inc.	16,715	597,060
Green Dot Corp.—Class A(1)	2,417	118,191
Greene County Bancorp, Inc.	160	4,707
Greenlight Capital Re Ltd.—Class A(1)	8,956	76,036
Guaranty Bancshares, Inc.	2,229	69,433
Hallmark Financial Services, Inc.(1)	4,206	59,851
Hancock Whitney Corp.	25,093	1,005,226
Hanmi Financial Corp.	57,179	1,273,376
Hanover Insurance Group, Inc.	155,115	19,901,255
HarborOne Bancorp, Inc.(1)	2,044	38,284
Hartford Financial Services Group, Inc.	106,119	5,912,951
Hawthorn Bancshares, Inc.(1)	1,505	40,334
HCI Group, Inc.	1,931	78,148
Heartland Financial USA, Inc.	9,345	418,002
Heritage Commerce Corp.	10,748	131,663
Heritage Financial Corp.	233,723	6,904,177
Heritage Insurance Holdings, Inc.	6,653	102,523
Hilltop Holdings, Inc.	735,869	15,651,934
Hingham Institution for Savings	197	39,008
Home Bancorp, Inc.	2,208	84,964
Home Bancshares, Inc.	44,218	851,639
HomeStreet, Inc.(1)	7,192	213,171
HomeTrust Bancshares, Inc.	3,591	90,278
Hope Bancorp, Inc.	35,604	490,623
Horace Mann Educators Corp.	226,315	9,118,231
Horizon Bancorp	920,297	15,037,653
Howard Bancorp, Inc.(1)	3,653	55,416
Huntington Bancshares, Inc.	1,404,933	19,416,174
IBERIABANK Corp.	242,120	18,364,802
Independence Holding Co.	1,402	54,285
Independent Bank Corp.	223,716	17,035,973
Independent Bank Corp. MI	4,742	103,328
Independent Bank Group, Inc.	7,916	435,063
Interactive Brokers Group, Inc.—Class A	1,783	96,639
International Bancshares Corp.	16,402	618,519
INTL. FCStone, Inc.(1)	4,640	183,698
Invesco Ltd.	13,362	273,387
Invesco Mortgage Capital, Inc.	37,986	612,334
Investar Holding Corp.	1,673	39,901

Investors Bancorp, Inc.	67,937	757,498
Investors Title Co.	338	56,446
James River Group Holdings Ltd.	4,114	192,947
Janus Henderson Group Plc	3,104	66,426
Jefferies Financial Group, Inc.	8,646	166,263
Kearny Financial Corp.	17,360	230,714
Kemper Corp.	1,680	144,967
KeyCorp	1,146,267	20,346,239
KKR Real Estate Finance Trust, Inc.	6,785	135,157
Ladder Capital Corp.—Class A	29,567	491,108
Ladenburg Thalmann Financial Services, Inc.	1,842	6,318
Lakeland Bancorp, Inc.	13,928	224,937
Lakeland Financial Corp.	34,027	1,593,484
Lazard Ltd.—Class A	73,772	2,537,019
LCNB Corp.	3,522	66,918
LegacyTexas Financial Group, Inc.	29,701	1,209,128
Legg Mason, Inc.	107,371	4,110,162
LendingClub Corp.(1)	96,015	314,929
Level One Bancorp, Inc.	1,532	38,285
Lincoln National Corp.	88,078	5,676,627
Live Oak Bancshares, Inc.	7,441	127,613
Loews Corp.	271,033	14,817,374
Luther Burbank Corp.	5,917	64,436
M&T Bank Corp.	4,566	776,540
Macatawa Bank Corp.	7,157	73,431
Mackinac Financial Corp.(1)	2,430	38,394
MainStreet Bancshares, Inc.(1)	1,897	43,233
Malvern Bancorp, Inc.(1)	1,828	40,234
Markel Corp.(1)	417	454,363
Marlin Business Services Corp.	1,617	40,312
Marsh & McLennan Cos, Inc.	88,853	8,863,087
MBIA, Inc.(1)	22,867	212,892
MBT Financial Corp.	5,006	50,160
Medallion Financial Corp.(1)	5,843	39,382
Mercantile Bank Corp.	4,797	156,286
Merchants Bancorp	2,777	47,292
Mercury General Corp.	919	57,438
Meridian Bancorp, Inc.	12,049	215,557
Meta Financial Group, Inc.	4,390	123,140
Metropolitan Bank Holding Corp.(1)	2,042	89,848
MFA Financial, Inc.	15,510	111,362
MGIC Investment Corp.(1)	502,379	6,601,260
Mid Penn Bancorp, Inc.	1,957	48,827
Midland States Bancorp, Inc.	5,667	151,422
MidSouth Bancorp, Inc.	4,298	50,931
MidWestOne Financial Group, Inc.	3,286	91,877
MMA Capital Holdings, Inc.(1)	1,292	43,243
Moelis & Co.—Class A	2,522	88,144
Moody’s Corp.	41,536	8,112,396
Mr Cooper Group, Inc.	95,966	768,688
MutualFirst Financial, Inc.	1,657	56,404
MVB Financial Corp.	2,619	44,418
Nasdaq, Inc.	192,034	18,467,910
National Bank Holdings Corp.—Class A	5,853	212,464
National Bankshares, Inc.	1,913	74,473
National General Holdings Corp.	115,227	2,643,307
National Western Life Group, Inc.—Class A	665	170,905
Navient Corp.	561,805	7,668,638
NBT Bancorp, Inc.	12,354	463,399
Nelnet, Inc.—Class A	5,294	313,511

New Residential Investment Corp.	591,096	9,096,967
New York Community Bancorp, Inc.	15,222	151,916
New York Mortgage Trust, Inc.	184,290	1,142,598
NI Holdings, Inc.(1)	3,171	55,841
Nicolet Bankshares, Inc.(1)	2,348	145,717
Northeast Bank	1,941	53,533
Northern Trust Corp.	6,709	603,810
Northfield Bancorp, Inc.	13,519	211,032
Northrim BanCorp, Inc.	1,997	71,213
Northwest Bancshares, Inc.	28,697	505,354
Norwood Financial Corp.	1,572	54,721
Oak Valley Bancorp	1,737	33,958
OceanFirst Financial Corp.	14,473	359,654
Och-Ziff Capital Management Group, Inc.(1)	2,294	52,670
Ocwen Financial Corp.(1)	38,932	80,589
OFG Bancorp	14,490	344,427
Ohio Valley Banc Corp.	1,130	43,584
Old Line Bancshares, Inc.	4,254	113,199
Old National Bancorp	49,161	815,581
Old Republic International Corp.	142,465	3,188,367
Old Second Bancorp, Inc.	8,569	109,426
On Deck Capital, Inc.(1)	19,046	79,041
OneMain Holdings, Inc.—Class A	2,237	75,633
OP Bancorp	3,739	40,531
Oppenheimer Holdings, Inc.—Class A	3,069	83,538
Opus Bank	6,343	133,901
Orchid Island Capital, Inc.—Class A	15,065	95,813
Origin Bancorp, Inc.	5,480	180,840
Oritani Financial Corp.	11,223	199,096
Orrstown Financial Services, Inc.	2,862	62,935
Pacific City Financial Corp.	3,404	58,004
Pacific Mercantile Bancorp(1)	5,302	43,742
Pacific Premier Bancorp, Inc.	17,780	549,046
PacWest Bancorp	183,723	7,133,964
Park National Corp.	4,033	400,840
Parke Bancorp, Inc.	2,539	60,809
PCSB Financial Corp.	4,394	88,979
PDL Community Bancorp(1)	2,458	35,125
Peapack Gladstone Financial Corp.	5,674	159,553
PennantPark Investment Corp.	163,500	1,033,320
Penns Woods Bancorp, Inc.	1,351	61,133
PennyMac Mortgage Investment Trust	21,414	467,468
Peoples Bancorp of North Carolina, Inc.	1,204	36,180
Peoples Bancorp, Inc.	5,398	174,139
Peoples Financial Services Corp.	2,005	90,205
People’s United Financial, Inc.	13,358	224,147
People’s Utah Bancorp	4,082	120,011
Pinnacle Financial Partners, Inc.	2,455	141,113
Piper Jaffray Cos	4,134	307,032
PJT Partners, Inc.—Class A	2,627	106,446
Popular, Inc.	43,687	2,369,583
PRA Group, Inc.(1)	45,973	1,293,680
Preferred Bank Los Angeles	2,857	134,993
Premier Financial Bancorp, Inc.	3,814	57,210
Primerica, Inc.	376	45,101
Principal Financial Group, Inc.	82,067	4,753,321
ProAssurance Corp.	15,179	548,114
Prospect Capital Corp.(1)	136,400	890,692
Prosperity Bancshares, Inc.	21,065	1,391,343
Protective Insurance Corp.—Class B	2,758	47,906

Provident Bancorp, Inc.(1)	1,087	30,425
Provident Financial Holdings	1,443	30,289
Provident Financial Services, Inc.	18,236	442,223
Prudential Bancorp, Inc.	2,609	49,362
QCR Holdings, Inc.	4,212	146,872
Radian Group, Inc.	307,056	7,016,230
Raymond James Financial, Inc.	73,015	6,173,418
RBB Bancorp	4,793	92,697
Ready Capital Corp.	8,462	126,084
Red River Bancshares, Inc.(1)	196	9,496
Redwood Trust, Inc.	28,641	473,436
Regional Management Corp.(1)	1,445	38,105
Regions Financial Corp.	1,229,869	18,374,243
Reinsurance Group of America, Inc.—Class A	279,416	43,597,278
Reliant Bancorp, Inc.	2,802	66,211
RenaissanceRe Holdings Ltd.	10,585	1,884,236
Renasant Corp.	16,430	590,494
Republic Bancorp, Inc.—Class A	2,808	139,698
Republic First Bancorp, Inc.(1)	12,679	62,254
Riverview Bancorp, Inc.	6,079	51,915
S&T Bancorp, Inc.	9,842	368,878
Safety Insurance Group, Inc.	7,347	698,920
Sandy Spring Bancorp, Inc.	25,909	903,706
Santander Consumer USA Holdings, Inc.	142,496	3,414,204
SB One Bancorp	2,482	55,473
Seacoast Banking Corp. of Florida(1)	12,066	306,959
SEI Investments Co.	2,284	128,132
Select Bancorp, Inc.(1)	4,331	49,547
Selective Insurance Group, Inc.	225,388	16,879,307
ServisFirst Bancshares, Inc.	2,440	83,594
Shore Bancshares, Inc.	3,914	63,955
Sierra Bancorp	4,222	114,501
Signature Bank	10,242	1,237,643
Simmons First National Corp.—Class A	26,241	610,366
SLM Corp.	618,791	6,014,649
SmartFinancial, Inc.(1)	3,587	77,802
South Plains Financial, Inc.(1)	974	16,071
South State Corp.	109,211	8,045,574
Southern First Bancshares, Inc.(1)	2,024	79,260
Southern Missouri Bancorp, Inc.	2,072	72,168
Southern National Bancorp of Virginia, Inc.	5,824	89,165
Southside Bancshares, Inc.	9,252	299,580
Spirit of Texas Bancshares, Inc.(1)	3,298	74,205
Starwood Property Trust, Inc.	13,672	310,628
State Auto Financial Corp.	4,919	172,165
State Street Corp.	82,520	4,626,071
Sterling Bancorp	851,207	18,113,685
Sterling Bancorp, Inc.	4,954	49,391
Stewart Information Services Corp.	6,593	266,951
Stifel Financial Corp.	20,101	1,187,165
Stock Yards Bancorp, Inc.	4,970	179,666
Summit Financial Group, Inc.	3,208	86,135
SunTrust Banks, Inc.	379,658	23,861,505
SVB Financial Group(1)	8,925	2,004,466
Synchrony Financial	381,269	13,218,596
Synovus Financial Corp.	206,165	7,215,775
T Rowe Price Group, Inc.	5,516	605,160
TCF Financial Corp.	234,646	4,878,290
TD Ameritrade Holding Corp.	387,337	19,335,863
Territorial Bancorp, Inc.	2,179	67,331

Texas Capital Bancshares, Inc.(1)	1,663	102,058
TFS Financial Corp.	1,688	30,502
The Bancorp, Inc.(1)	14,669	130,847
Third Point Reinsurance Ltd.(1)	81,532	841,410
Timberland Bancorp, Inc.	2,069	61,822
Tiptree, Inc.	8,024	50,551
TMX Group Ltd.	22,070	1,535,319
Tompkins Financial Corp.	4,159	339,374
Torchmark Corp.	74,483	6,663,249
Towne Bank/Portsmouth VA	19,526	532,669
TPG RE Finance Trust, Inc.	13,891	267,957
Travelers Cos, Inc.	66,846	9,994,814
TriCo Bancshares	7,545	285,201
TriState Capital Holdings, Inc.(1)	5,268	112,419
Triumph Bancorp, Inc.(1)	3,702	107,543
TrustCo Bank Corp. NY	26,428	209,310
Trustmark Corp.	18,888	628,026
Two Harbors Investment Corp.	74,872	948,628
UMB Financial Corp.	38,900	2,560,398
Umpqua Holdings Corp.	40,858	677,834
Union Bankshares, Inc.	829	30,681
United Bankshares, Inc.	28,589	1,060,366
United Community Banks, Inc.	19,240	549,494
United Community Financial Corp.	13,327	127,539
United Financial Bancorp, Inc.	14,626	207,397
United Fire Group, Inc.	106,115	5,142,333
United Insurance Holdings Corp.	5,715	81,496
United Security Bancshares	3,715	42,314
Unity Bancorp, Inc.	2,062	46,807
Universal Insurance Holdings, Inc.	68,971	1,924,291
Univest Financial Corp.	8,580	225,311
Unum Group	104,706	3,512,886
Valley National Bancorp	94,897	1,022,990
Value Line, Inc.	83	2,283
Veritex Holdings, Inc.	10,688	277,354
Virtu Financial, Inc.—Class A	752,599	16,391,606
Virtus Investment Partners, Inc.	1,720	184,728
Voya Financial, Inc.	74,726	4,132,348
Waddell & Reed Financial, Inc.—Class A	22,134	368,974
Walker & Dunlop, Inc.	7,122	378,962
Washington Federal, Inc.	23,434	818,550
Washington Trust Bancorp, Inc.	4,287	223,696
Waterstone Financial, Inc.	6,814	116,247
Watford Holdings Ltd.(1)	5,612	153,881
Webster Financial Corp.	3,081	147,179
WesBanco, Inc.	15,337	591,241
West Bancorporation, Inc.	3,802	80,678
Westamerica Bancorporation	6,380	393,072
Western Alliance Bancorp(1)	2,850	127,452
Western Asset Mortgage Capital Corp.	13,700	136,726
Western New England Bancorp, Inc.	7,273	67,930
Westwood Holdings Group, Inc.	2,285	80,432
White Mountains Insurance Group Ltd.	102	104,189
Willis Towers Watson Plc	20,389	3,905,309
Wintrust Financial Corp.	21,539	1,575,793
WisdomTree Investments, Inc.	23,925	147,617
World Acceptance Corp.(1)	826	135,555
WR Berkley Corp.	227,374	14,990,768
WSFS Financial Corp.	15,152	625,778
Zions Bancorp N.A.	101,852	4,683,155

		1,134,975,773

Healthcare – 6.14%
Abeona Therapeutics, Inc.(1)	9,339	44,640
Acadia Healthcare Co., Inc.(1)	2,918	101,984
Acceleron Pharma, Inc.(1)	2,175	89,349
AcelRx Pharmaceuticals, Inc.(1)	14,971	37,877
Achillion Pharmaceuticals, Inc.(1)	38,971	104,442
Aclaris Therapeutics, Inc.(1)	8,952	19,605
Acorda Therapeutics, Inc.(1)	12,937	99,227
Adamas Pharmaceuticals, Inc.(1)	6,533	40,505
Aduro Biotech, Inc.(1)	3,173	4,886
Aeglea BioTherapeutics, Inc.(1)	6,443	44,135
Affimed NV(1)	2,927	8,400
Agilent Technologies, Inc.	9,631	719,147
Agios Pharmaceuticals, Inc.(1)	1,539	76,765
Akebia Therapeutics, Inc.(1)	34,135	165,213
Akorn, Inc.(1)	23,880	122,982
Aldeyra Therapeutics, Inc.(1)	1,834	11,004
Alkermes Plc(1)	5,208	117,388
Allscripts Healthcare Solutions, Inc.(1)	759,783	8,836,276
Alnylam Pharmaceuticals, Inc.(1)	577	41,867
AMAG Pharmaceuticals, Inc.(1)	9,931	99,211
American Renal Associates Holdings, Inc.(1)	3,059	22,759
AmerisourceBergen Corp.—Class A	114,333	9,748,032
AMN Healthcare Services, Inc.(1)	161,990	8,787,957
AnaptysBio, Inc.(1)	1,105	62,344
AngioDynamics, Inc.(1)	10,744	211,549
Anika Therapeutics, Inc.(1)	4,000	162,480
Apyx Medical Corp.(1)	8,283	55,662
Aratana Therapeutics, Inc.(1)	1,114	5,748
Arcus Biosciences, Inc.(1)	9,046	71,916
Ardelyx, Inc.(1)	14,456	38,887
Arena Pharmaceuticals, Inc.(1)	2,872	168,385
ArQule, Inc.(1)	2,771	30,509
Assembly Biosciences, Inc.(1)	5,892	79,483
Assertio Therapeutics, Inc.(1)	18,455	63,670
Avanos Medical, Inc.(1)	13,848	603,911
Avantor, Inc.(1)	277,111	5,290,049
Avid Bioservices, Inc.(1)	1,090	6,104
Bellicum Pharmaceuticals, Inc.(1)	813	1,382
BeyondSpring, Inc.(1)	256	6,067
BioCryst Pharmaceuticals, Inc.(1)	5,054	19,155
Bio-Rad Laboratories, Inc.—Class A(1)	714	223,189
BioScrip, Inc.(1)	32,532	84,583
BioTime, Inc.(1)	31,355	34,490
Bluebird Bio, Inc.(1)	1,845	234,684
Boston Scientific Corp.(1)	228,370	9,815,343
Brookdale Senior Living, Inc.(1)	53,871	388,410
Calithera Biosciences, Inc.(1)	9,260	36,114
Cambrex Corp.(1)	5,595	261,902
Cantel Medical Corp.	533	42,981
Cara Therapeutics, Inc.(1)	1,231	26,466
Cardinal Health, Inc.	38,117	1,795,311
CareDx, Inc.(1)	653	23,501
CASI Pharmaceuticals, Inc.(1)	1,689	5,405
Catalent, Inc.(1)	4,849	262,864
Cellular Biomedicine Group, Inc.(1)	1,009	16,679
CEL-SCI Corp.(1)	752	6,302
Centene Corp.(1)	418,495	21,945,878
Cerus Corp.(1)	4,138	23,256

Change Healthcare, Inc.(1)	287,121	4,191,967
Chimerix, Inc.(1)	13,782	59,538
Coherus Biosciences, Inc.(1)	10,442	230,768
Community Health Systems, Inc.(1)	24,263	64,782
Computer Programs & Systems, Inc.	3,592	99,822
Concert Pharmaceuticals, Inc.(1)	6,233	74,796
Constellation Pharmaceuticals, Inc.(1)	811	9,959
Covetrus, Inc.(1)	3,224	78,859
Cross Country Healthcare, Inc.(1)	9,145	85,780
Cyclerion Therapeutics, Inc.(1)	497	5,691
Cytokinetics, Inc.(1)	1,146	12,892
DaVita, Inc.(1)	93,202	5,243,545
Dentsply Sirona, Inc.	7,477	436,358
Diplomat Pharmacy, Inc.(1)	16,562	100,863
Dynavax Technologies Corp.(1)	1,810	7,222
Elanco Animal Health, Inc.(1)	12,270	414,726
ElectroCore, Inc.(1)	3,781	7,562
Eloxx Pharmaceuticals, Inc.(1)	775	7,727
Encompass Health Corp.	1,601	101,439
Endo International Plc(1)	62,126	255,959
Enzo Biochem, Inc.(1)	12,702	42,806
Epizyme, Inc.(1)	6,031	75,689
Evelo Biosciences, Inc.(1)	3,180	28,556
Evolent Health, Inc.—Class A(1)	16,279	129,418
Exelixis, Inc.(1)	5,910	126,297
EyePoint Pharmaceuticals, Inc.(1)	6,056	9,932
FibroGen, Inc.(1)	2,270	102,559
Five Prime Therapeutics, Inc.(1)	9,837	59,317
G1 Therapeutics, Inc.(1)	3,995	122,487
Genomma Lab Internacional SAB de CV—Class B(1)	305,053	277,021
Geron Corp.(1)	49,895	70,352
Gossamer Bio, Inc.(1)	2,645	58,666
Gritstone Oncology, Inc.(1)	5,578	62,139
Hanger, Inc.(1)	8,564	164,001
Harpoon Therapeutics, Inc.(1)	984	12,792
Harvard Bioscience, Inc.(1)	938	1,876
HCA Healthcare, Inc.	48,800	6,596,296
HealthStream, Inc.(1)	4,531	117,172
Henry Schein, Inc.(1)	4,353	304,275
Hill-Rom Holdings, Inc.	1,062	111,106
Hologic, Inc.(1)	248,696	11,942,382
Horizon Therapeutics Plc(1)	5,431	130,670
Humana, Inc.	36,845	9,774,978
ICON Plc(1)	77,144	11,877,862
ICU Medical, Inc.(1)	28,953	7,293,550
ImmunoGen, Inc.(1)	18,936	41,091
Immunomedics, Inc.(1)	4,720	65,466
Integer Holdings Corp.(1)	145,944	12,247,620
Integra LifeSciences Holdings Corp.(1)	2,364	132,029
Intellia Therapeutics, Inc.(1)	3,057	50,043
Intra-Cellular Therapies, Inc.(1)	6,628	86,031
Intrexon Corp.(1)	15,442	118,286
Invacare Corp.	9,263	48,075
IQVIA Holdings, Inc.(1)	220,730	35,515,457
Jazz Pharmaceuticals Plc(1)	78,640	11,210,918
Jounce Therapeutics, Inc.(1)	4,672	23,126
Kala Pharmaceuticals, Inc.(1)	3,126	19,944
Kezar Life Sciences, Inc.(1)	4,189	32,297
Kiniksa Pharmaceuticals Ltd.—Class A(1)	196	2,654
Laboratory Corp. of America Holdings(1)	91,358	15,795,798

Lannett Co., Inc.(1)	66,943	405,675
LeMaitre Vascular, Inc.	648	18,131
Ligand Pharmaceuticals, Inc.(1)	4,639	529,542
LivaNova Plc(1)	3,016	217,031
Luminex Corp.	12,054	248,795
MacroGenics, Inc.(1)	7,315	124,136
Magellan Health, Inc.(1)	2,779	206,285
Mallinckrodt Plc(1)	159,393	1,463,228
McKesson Corp.	121,797	16,368,299
Medicines Co.(1)	13,541	493,840
MEDNAX, Inc.(1)	2,829	71,376
Menlo Therapeutics, Inc.(1)	4,448	26,644
Meridian Bioscience, Inc.	11,032	131,060
Mersana Therapeutics, Inc.(1)	10,379	42,035
Minerva Neurosciences, Inc.(1)	1,354	7,623
Molecular Templates, Inc.(1)	2,028	16,934
Molina Healthcare, Inc.(1)	31,333	4,485,006
Mylan NV(1)	17,263	328,688
Myriad Genetics, Inc.(1)	17,855	496,012
NanoString Technologies, Inc.(1)	777	23,582
National HealthCare Corp.	3,616	293,438
Natus Medical, Inc.(1)	248,620	6,387,048
Nektar Therapeutics—Class A(1)	4,764	169,503
Neon Therapeutics, Inc.(1)	3,856	18,277
Novavax, Inc.(1)	4,430	25,960
OPKO Health, Inc.(1)	98,138	239,457
OraSure Technologies, Inc.(1)	17,727	164,507
Orthofix Medical, Inc.(1)	1,188	62,821
Osmotica Pharmaceuticals Plc(1)	2,262	8,596
Owens & Minor, Inc.	17,121	54,787
Pacific Biosciences of California, Inc.(1)	3,604	21,804
Patterson Cos, Inc.	24,327	557,088
PDL BioPharma, Inc.(1)	35,938	112,845
PerkinElmer, Inc.	2,885	277,941
Perrigo Co. Plc	4,237	201,766
Phibro Animal Health Corp.—Class A	377	11,977
PolarityTE, Inc.(1)	4,055	23,113
Premier, Inc.—Class A(1)	70,005	2,737,896
Prestige Consumer Healthcare, Inc.(1)	36,202	1,146,879
Principia Biopharma, Inc.(1)	276	9,160
Protagonist Therapeutics, Inc.(1)	1,618	19,594
Prothena Corp. Plc(1)	11,550	122,083
QIAGEN NV(1)	7,427	301,165
Quest Diagnostics, Inc.	4,507	458,858
Reata Pharmaceuticals, Inc.—Class A(1)	3,350	316,072
resTORbio, Inc.(1)	3,995	40,749
Revance Therapeutics, Inc.(1)	2,151	27,898
Rigel Pharmaceuticals, Inc.(1)	4,089	10,672
Rockwell Medical, Inc.(1)	854	2,571
RTI Surgical Holdings, Inc.(1)	16,058	68,246
Sangamo Therapeutics, Inc.(1)	9,733	104,824
SeaSpine Holdings Corp.(1)	4,626	61,295
Sientra, Inc.(1)	970	5,975
Solid Biosciences, Inc.(1)	3,062	17,607
Spectrum Pharmaceuticals, Inc.(1)	2,382	20,509
Spero Therapeutics, Inc.(1)	2,807	32,309
STERIS Plc	2,655	395,276
Strongbridge Biopharma Plc(1)	10,501	32,868
Surgery Partners, Inc.(1)	6,202	50,484
Sutro Biopharma, Inc.(1)	2,540	28,905

Syneos Health, Inc.—Class A(1)	16,596	847,890
Synlogic, Inc.(1)	4,444	40,440
Synthorx, Inc.(1)	384	5,188
TCR2 Therapeutics, Inc.(1)	457	6,540
Tenet Healthcare Corp.(1)	1,901	39,275
TG Therapeutics, Inc.(1)	2,376	20,552
The Cooper Companies, Inc.	32,463	10,936,460
TherapeuticsMD, Inc.(1)	6,084	15,818
Tivity Health, Inc.(1)	13,702	225,261
TransEnterix, Inc.(1)	16,419	22,330
TransMedics Group, Inc.(1)	224	6,494
Triple-S Management Corp.—Class B(1)	6,302	150,303
Turning Point Therapeutics, Inc.(1)	141	5,739
United Therapeutics Corp.(1)	7,652	597,315
UNITY Biotechnology, Inc.(1)	2,256	21,432
Universal Health Services, Inc.—Class B	112,440	14,661,052
Utah Medical Products, Inc.	158	15,121
Varex Imaging Corp.(1)	6,126	187,762
VBI Vaccines, Inc.(1)	4,679	5,474
Verrica Pharmaceuticals, Inc.(1)	2,170	25,215
Viking Therapeutics, Inc.(1)	16,913	140,378
WaVe Life Sciences Ltd.(1)	1,374	35,848
WellCare Health Plans, Inc.(1)	157	44,756
West Pharmaceutical Services, Inc.	58,026	7,261,954
Xeris Pharmaceuticals, Inc.(1)	522	5,972
Zimmer Biomet Holdings, Inc.	101,621	11,964,857

		295,455,770

Industrials—15.59%
AAR Corp.	9,712	357,304
ABM Industries, Inc.	171,380	6,855,200
Acacia Research Corp.(1)	2,169	6,420
ACCO Brands Corp.	29,520	232,322
Actuant Corp.—Class A	32,281	800,892
Acuity Brands, Inc.	18,978	2,617,256
ADT, Inc.	3,816	23,354
Advanced Disposal Services, Inc.(1)	72,732	2,320,878
AECOM(1)	5,233	198,069
Aegion Corp.—Class A(1)	9,207	169,409
Aerojet Rocketdyne Holdings, Inc.(1)	6,177	276,544
AGCO Corp.	15,040	1,166,653
Air Lease Corp.—Class A	130,586	5,398,425
Aircastle Ltd.	15,416	327,744
Alamo Group, Inc.	385	38,473
Alaska Air Group, Inc.	33,176	2,120,278
Allegion Plc	120,238	13,292,311
Allison Transmission Holdings, Inc.	435,390	20,180,326
Altra Industrial Motion Corp.	326,059	11,698,997
AMERCO	293	110,915
Ameresco, Inc.—Class A(1)	6,087	89,662
American Airlines Group, Inc.	104,128	3,395,614
American Superconductor Corp.(1)	4,340	40,275
AMETEK, Inc.	363,835	33,050,771
AO Smith Corp.	3,864	182,226
Apogee Enterprises, Inc.	1,234	53,605
ArcBest Corp.	7,355	206,749
Arconic, Inc.	95,664	2,470,044
Arcosa, Inc.	13,997	526,707
Argan, Inc.	720	29,203
Armstrong Flooring, Inc.(1)	5,981	58,913
Armstrong World Industries, Inc.	196,455	19,095,426

ASGN, Inc.(1)	1,747	105,868
Astec Industries, Inc.	6,418	208,970
Atlas Air Worldwide Holdings, Inc.(1)	50,742	2,265,123
Avis Budget Group, Inc.(1)	11,250	395,550
AZZ, Inc.	5,306	244,182
Barnes Group, Inc.	12,296	692,757
Beacon Roofing Supply, Inc.(1)	15,849	581,975
BG Staffing, Inc.	1,560	29,453
Bloom Energy Corp.	15,879	194,835
Blue Bird Corp.(1)	2,104	41,428
BlueLinx Holdings, Inc.(1)	2,562	50,753
BMC Stock Holdings, Inc.(1)	385,846	8,179,935
Brady Corp.—Class A	2,710	133,657
Briggs & Stratton Corp.	12,003	122,911
BrightView Holdings, Inc.(1)	88,078	1,647,939
Brink’s Co.	516,243	41,908,607
Builders FirstSource, Inc.(1)	2,094	35,305
BWX Technologies, Inc.	806	41,993
Caesarstone Ltd.	6,483	97,440
CAI International, Inc.(1)	4,828	119,831
Carlisle Cos, Inc.	258	36,226
Casella Waste Systems, Inc.—Class A(1)	202,840	8,038,549
CBIZ, Inc.(1)	15,380	301,294
CECO Environmental Corp.(1)	8,681	83,251
CH Robinson Worldwide, Inc.	51,698	4,360,726
Charah Solutions, Inc.(1)	2,661	14,636
CIRCOR International, Inc.(1)	5,631	259,026
Clean Harbors, Inc.(1)	1,731	123,074
Colfax Corp.(1)	65,133	1,825,678
Columbus McKinnon Corp.	2,478	104,002
Commercial Vehicle Group, Inc.(1)	8,646	69,341
CompX International, Inc.	351	5,932
Concrete Pumping Holdings, Inc.(1)	3,112	15,933
Construction Partners, Inc.—Class A(1)	49,301	740,501
Continental Building Products, Inc.(1)	5,121	136,065
Copa Holdings SA—Class A	1,054	102,839
Cornerstone Building Brands, Inc.(1)	13,227	77,113
Costamare, Inc.	15,982	81,988
Covenant Transportation Group, Inc.—Class A(1)	3,498	51,456
CRA International, Inc.	1,602	61,405
Crane Co.	1,731	144,435
Cubic Corp.	7,541	486,244
Cummins, Inc.	72,674	12,451,963
Curtiss-Wright Corp.	57,232	7,275,904
Daseke, Inc.(1)	13,196	47,506
Deere & Co.	5,652	936,593
Delta Air Lines, Inc.	127,356	7,227,453
Deluxe Corp.	62,086	2,524,417
Dover Corp.	204,825	20,523,465
Ducommun, Inc.(1)	2,614	117,813
DXP Enterprises, Inc.(1)	4,668	176,871
Dycom Industries, Inc.(1)	1,761	103,670
Eagle Bulk Shipping, Inc.(1)	13,643	71,489
Eastern Co.	1,563	43,795
Eaton Corp. Plc	141,953	11,821,846
Echo Global Logistics, Inc.(1)	7,813	163,057
EMCOR Group, Inc.	66,040	5,818,124
Encore Wire Corp.	5,991	350,953
EnerSys	55,187	3,780,309
Ennis, Inc.	7,389	151,622

EnPro Industries, Inc.	5,606	357,887
Equifax, Inc.	629	85,066
ESCO Technologies, Inc.	163,843	13,536,709
Evoqua Water Technologies Corp.(1)	42,877	610,568
Expeditors International of Washington, Inc.	1,639	124,335
Fastenal Co.	18,291	596,104
Federal Signal Corp.	972	26,001
Flowserve Corp.	3,455	182,044
Fluor Corp.	4,690	158,006
Fortive Corp.	7,668	625,095
Fortune Brands Home & Security, Inc.	369,375	21,102,394
Forward Air Corp.	108,680	6,428,422
Foundation Building Materials, Inc.(1)	2,954	52,522
Franklin Electric Co., Inc.	736	34,960
FTI Consulting, Inc.(1)	9,945	833,789
Gardner Denver Holdings, Inc.(1)	4,358	150,787
Gates Industrial Corp. Plc(1)	1,625	18,541
GATX Corp.	10,552	836,668
Genco Shipping & Trading Ltd.(1)	4,370	36,883
Gencor Industries, Inc.(1)	1,980	25,740
General Finance Corp.(1)	1,743	14,589
Genesee & Wyoming, Inc.—Class A(1)	1,554	155,400
Gibraltar Industries, Inc.(1)	203,960	8,231,826
GMS, Inc.(1)	40,037	880,814
Gorman-Rupp Co.	4,000	131,320
GP Strategies Corp.(1)	3,512	52,961
GrafTech International Ltd.	2,020	23,230
Graham Corp.	2,566	51,859
Granite Construction, Inc.	11,469	552,576
Great Lakes Dredge & Dock Corp.(1)	2,286	25,237
Greenbrier Cos, Inc.	19,533	593,803
Griffon Corp.	10,465	177,068
H&E Equipment Services, Inc.	1,971	57,336
Harris Corp.	91,652	17,334,143
Hawaiian Holdings, Inc.	13,979	383,444
HD Supply Holdings, Inc.(1)	289,139	11,646,519
Heartland Express, Inc.	12,056	217,852
Heidrick & Struggles International, Inc.	4,824	144,575
Herc Holdings, Inc.(1)	6,427	294,549
Heritage-Crystal Clean, Inc.(1)	1,401	36,860
Herman Miller, Inc.	68,713	3,071,471
Hertz Global Holdings, Inc.(1)	18,398	293,632
Hexcel Corp.	211	17,066
Hillenbrand, Inc.	5,658	223,887
HNI Corp.	2,420	85,620
Hub Group, Inc.—Class A(1)	37,326	1,566,945
Hubbell, Inc.—Class B	98,466	12,839,966
Huntington Ingalls Industries, Inc.	66,528	14,951,503
Hurco Cos, Inc.	1,769	62,906
Huron Consulting Group, Inc.(1)	5,760	290,189
Hyster-Yale Materials Handling, Inc.	2,955	163,293
IAA, Inc.(1)	522,890	20,277,674
ICF International, Inc.	2,133	155,282
IDEX Corp.	1,250	215,175
IES Holdings, Inc.(1)	1,805	34,024
IHS Markit Ltd.(1)	4,970	316,688
Ingersoll-Rand Plc	483	61,182
InnerWorkings, Inc.(1)	12,544	47,918
Insteel Industries, Inc.	5,316	110,679
Interface, Inc.—Class A	1,643	25,187

ITT, Inc.	163,787	10,724,773
Jacobs Engineering Group, Inc.	4,424	373,341
JB Hunt Transport Services, Inc.	2,011	183,826
JELD-WEN Holding, Inc.(1)	2,030	43,097
JetBlue Airways Corp.(1)	253,787	4,692,522
Kaman Corp.	6,685	425,768
Kansas City Southern	103,780	12,642,480
KAR Auction Services, Inc.	522,890	13,072,250
Kelly Services, Inc.—Class A	9,311	243,855
Kennametal, Inc.	63,679	2,355,486
Kimball International, Inc.—Class B	1,347	23,478
Kirby Corp.(1)	38,272	3,023,488
Knight-Swift Transportation Holdings, Inc.—Class A	4,219	138,552
Knoll, Inc.	339,699	7,806,283
L3 Technologies, Inc.	2,766	678,140
Landstar System, Inc.	118	12,743
LB Foster Co.—Class A(1)	2,637	72,096
Lennox International, Inc.	99	27,225
Lincoln Electric Holdings, Inc.	89	7,326
Lindsay Corp.	1,985	163,187
LSC Communications, Inc.	9,140	33,544
Luxfer Holdings Plc	543	13,314
Lydall, Inc.(1)	4,903	99,041
Lyft, Inc.(1)	973	63,936
Macquarie Infrastructure Corp.	2,482	100,620
Manitowoc Co., Inc.(1)	10,204	181,631
ManpowerGroup, Inc.	125,968	12,168,509
Marten Transport Ltd.	11,131	202,028
Masco Corp.	171,574	6,732,564
Masonite International Corp.(1)	162,171	8,543,168
Matson, Inc.	12,193	473,698
Matthews International Corp.—Class A	9,101	317,170
Maxar Technologies, Inc.	16,709	130,664
McGrath RentCorp	2,137	132,815
Meritor, Inc.(1)	3,698	89,677
Mesa Air Group, Inc.(1)	3,240	29,614
Milacron Holdings Corp.(1)	19,700	271,860
Miller Industries, Inc.	2,983	91,727
Mistras Group, Inc.(1)	4,206	60,440
Mobile Mini, Inc.	8,591	261,424
Moog, Inc.—Class A	1,294	121,131
MRC Global, Inc.(1)	20,550	351,816
MSC Industrial Direct Co., Inc.—Class A	1,441	107,009
Mueller Industries, Inc.	7,107	208,022
Mueller Water Products, Inc.—Class A	737,775	7,244,951
Multi-Color Corp.	4,231	211,423
National Presto Industries, Inc.	1,306	121,837
Navigant Consulting, Inc.	11,381	263,925
Navistar International Corp.(1)	14,221	489,913
Nielsen Holdings Plc	10,447	236,102
NL Industries, Inc.(1)	2,045	7,464
NN, Inc.	12,110	118,194
Nordson Corp.	162	22,892
Northwest Pipe Co.(1)	2,802	72,236
NOW, Inc.(1)	89,384	1,319,308
nVent Electric Plc	194,392	4,818,978
Old Dominion Freight Line, Inc.	1,266	188,963
Oshkosh Corp.	131,186	10,952,719
Owens Corning	203,303	11,832,235
PACCAR, Inc.	91,109	6,528,871

PAM Transportation Services, Inc.(1)	227	14,074
Parker-Hannifin Corp.	99,460	16,909,195
Park-Ohio Holdings Corp.	2,543	82,876
Patrick Industries, Inc.(1)	2,155	106,004
Pentair Plc	5,688	211,594
PGT Innovations, Inc.(1)	8,292	138,642
PICO Holdings, Inc.(1)	4,448	51,686
Pitney Bowes, Inc.	145,589	623,121
Powell Industries, Inc.	2,636	100,168
Preformed Line Products Co.	911	50,579
Primoris Services Corp.	3,923	82,108
Quad/Graphics, Inc.	9,076	71,791
Quanex Building Products Corp.	9,687	182,987
Quanta Services, Inc.	3,692	140,997
Regal Beloit Corp.	67,871	5,545,739
Republic Services, Inc.—Class A	6,694	579,968
Resideo Technologies, Inc.(1)	4,104	89,960
Resources Connection, Inc.	6,000	96,060
REV Group, Inc.	6,531	94,112
Rexnord Corp.(1)	27,094	818,781
Ritchie Bros Auctioneers, Inc.	22,753	755,855
Roadrunner Transportation Systems(1)	1,014	9,684
Robert Half International, Inc.	160,942	9,175,303
RR Donnelley & Sons Co.	20,520	40,424
Rush Enterprises, Inc.—Class A	7,962	290,772
Rush Enterprises, Inc.—Class B	1,104	40,749
Ryder System, Inc.	40,862	2,382,255
Safe Bulkers, Inc.(1)	14,417	22,491
Saia, Inc.(1)	2,964	191,682
Schneider National, Inc.—Class B	52,114	950,559
Scorpio Bulkers, Inc.	13,482	62,017
Sensata Technologies Holding Plc(1)	45,008	2,205,392
SkyWest, Inc.	14,550	882,749
Snap-on, Inc.	1,846	305,771
Southwest Airlines Co.	279,852	14,210,885
SP Plus Corp.(1)	6,347	202,660
Spartan Motors, Inc.	2,540	27,838
Spirit AeroSystems Holdings, Inc.—Class A	155,915	12,686,804
Spirit Airlines, Inc.(1)	4,324	206,385
SPX Corp.(1)	2,303	76,045
SPX FLOW, Inc.(1)	12,270	513,622
Standex International Corp.	78,556	5,745,586
Stanley Black & Decker, Inc.	5,085	735,342
Steelcase, Inc.—Class A	198,014	3,386,039
Stericycle, Inc.(1)	42,425	2,025,794
Sterling Construction Co., Inc.(1)	6,101	81,875
Systemax, Inc.	812	17,994
Team, Inc.(1)	8,536	130,772
Teledyne Technologies, Inc.(1)	1,202	329,192
Terex Corp.	4,290	134,706
Textainer Group Holdings Ltd.(1)	59,718	601,957
Textron, Inc.	175,539	9,310,589
Thermon Group Holdings, Inc.(1)	6,917	177,421
Timken Co.	328,739	16,877,460
Titan International, Inc.	14,544	71,120
Titan Machinery, Inc.(1)	5,371	110,535
TransDigm Group, Inc.(1)	308	149,010
TriMas Corp.(1)	1,022,469	31,665,865
Trinity Industries, Inc.	61,479	1,275,689
Triton International Ltd.	16,337	535,200

Triumph Group, Inc.	10,883	249,221
TrueBlue, Inc.(1)	11,679	257,639
Tutor Perini Corp.(1)	11,356	157,508
Twin Discount, Inc.(1)	2,899	43,775
UniFirst Corp.	4,311	812,925
United Continental Holdings, Inc.(1)	127,551	11,167,090
United Rentals, Inc.(1)	25,865	3,430,475
Univar, Inc.(1)	66,710	1,470,288
Universal Forest Products, Inc.	2,040	77,642
US Ecology, Inc.	171,580	10,215,873
US Xpress Enterprises, Inc.—Class A(1)	6,333	32,552
Valmont Industries, Inc.	743	94,220
Vectrus, Inc.(1)	3,369	136,647
Veritiv Corp.(1)	3,715	72,145
VSE Corp.	2,301	66,016
Wabash National Corp.	82,665	1,344,960
WABCO Holdings, Inc.(1)	64,228	8,516,633
Wabtec Corp.	3,857	276,778
Watsco, Inc.	1,069	174,814
Watts Water Technologies, Inc.—Class A	3,553	331,069
Werner Enterprises, Inc.	12,906	401,118
Wesco Aircraft Holdings, Inc.(1)	11,362	126,118
WESCO International, Inc.(1)	104,157	5,275,552
Willis Lease Finance Corp.(1)	888	51,788
WillScot Corp.—Class A(1)	765,326	11,510,503
Woodward, Inc.	326	36,890
XPO Logistics, Inc.(1)	1,287	74,401
YRC Worldwide, Inc.(1)	9,673	38,982

		749,796,311

Information Technology—12.16%
2U, Inc.(1)	1,181	44,453
3D Systems Corp.(1)	32,771	298,216
8x8, Inc.(1)	23,288	561,241
ACI Worldwide, Inc.(1)	349,440	11,999,770
Adesto Technologies Corp.(1)	999	8,142
ADTRAN, Inc.	13,766	209,931
Akamai Technologies, Inc.(1)	458	36,704
Alliance Data Systems Corp.	81,500	11,420,595
Alpha & Omega Semiconductor Ltd.(1)	5,808	54,247
Ambarella, Inc.(1)	5,468	241,303
Amdocs Ltd.	94,072	5,840,930
American Software, Inc.—Class A	3,662	48,155
Amkor Technology, Inc.(1)	180,704	1,348,052
Analog Devices, Inc.	91,675	10,347,357
Anixter International, Inc.(1)	8,651	516,551
Applied Materials, Inc.	80,700	3,624,237
Applied Optoelectronics, Inc.(1)	5,505	56,591
Arlo Technologies, Inc.(1)	21,328	85,525
Arrow Electronics, Inc.(1)	141,564	10,089,266
Avaya Holdings Corp.(1)	31,995	381,060
Avnet, Inc.	611,734	27,693,198
AVX Corp.	13,411	222,623
Axcelis Technologies, Inc.(1)	9,545	143,652
AXT, Inc.(1)	10,275	40,689
Bel Fuse, Inc.—Class B	2,848	48,900
Belden, Inc.	11,381	677,966
Benchmark Electronics, Inc.	11,414	286,720
Booz Allen Hamilton Holding Corp.—Class A	230,400	15,254,784
Brooks Automation, Inc.	407,980	15,809,225
CACI International, Inc.—Class A(1)	122,578	25,078,233

CalAmp Corp.(1)	9,448	110,353
Calix, Inc.(1)	6,356	41,695
Cardtronics Plc—Class A(1)	2,196	59,995
Casa Systems, Inc.(1)	801	5,150
CDK Global, Inc.	146,830	7,259,275
CDW Corp.	63,675	7,067,925
Ceridian HCM Holding, Inc.(1)	392	19,678
CEVA, Inc.(1)	446	10,860
Check Point Software Technologies Ltd.(1)	117,525	13,587,065
Ciena Corp.(1)	5,183	213,177
Cirrus Logic, Inc.(1)	71,496	3,124,375
Citrix Systems, Inc.	453	44,457
Cloudera, Inc.(1)	63,816	335,672
Coherent, Inc.(1)	803	109,505
Cohu, Inc.	11,582	178,710
CommScope Holding Co., Inc.(1)	6,422	101,018
Comtech Telecommunications Corp.	6,761	190,052
Conduent, Inc.(1)	49,801	477,592
CoreLogic, Inc.(1)	2,532	105,914
Corning, Inc.	148,836	4,945,820
Cray, Inc.(1)	1,855	64,591
Cree, Inc.(1)	3,245	182,304
CTS Corp.	9,862	271,994
Cypress Semiconductor Corp.	12,210	271,550
Daktronics, Inc.	10,254	63,267
DASAN Zhone Solutions, Inc.(1)	220	2,858
Diebold Nixdorf, Inc.(1)	10,927	100,091
Digi International, Inc.(1)	7,944	100,730
Digimarc Corp.(1)	109	4,839
Diodes, Inc.(1)	8,919	324,384
Dolby Laboratories, Inc.—Class A	1,847	119,316
DSP Group, Inc.(1)	3,527	50,648
DXC Technology Co.	77,202	4,257,690
EchoStar Corp.—Class A(1)	1,594	70,646
Electronics For Imaging, Inc.(1)	4,449	164,213
ePlus, Inc.(1)	381	26,266
Exela Technologies, Inc.(1)	2,530	5,541
F5 Networks, Inc.(1)	20,944	3,050,075
Fabrinet(1)	909	45,150
FARO Technologies, Inc.(1)	244	12,830
Fidelity National Information Services, Inc.	352,581	43,254,637
Finisar Corp.(1)	34,218	782,566
First Data Corp.—Class A(1)	128,292	3,472,864
First Solar, Inc.(1)	2,764	181,540
Fiserv, Inc.(1)	203,150	18,519,154
Fitbit, Inc.—Class A(1)	50,231	221,016
Flex Ltd.(1)	448,056	4,287,896
FLIR Systems, Inc.	4,154	224,731
FormFactor, Inc.(1)	20,179	316,205
Global Payments, Inc.	167,242	26,780,461
GSI Technology, Inc.(1)	4,208	36,063
GTY Technology Holdings, Inc.(1)	8,370	57,334
Hackett Group, Inc.	586	9,839
Harmonic, Inc.(1)	24,528	136,130
Hewlett Packard Enterprise Co.	844,133	12,619,788
HP, Inc.	178,000	3,700,620
Ichor Holdings Ltd.(1)	4,869	115,103
II-VI, Inc.(1)	1,479	54,072
Immersion Corp.(1)	8,939	68,026
Infinera Corp.(1)	50,582	147,194

Information Services Group, Inc.(1)	8,772	27,720
Inseego Corp.(1)	12,663	60,656
Insight Enterprises, Inc.(1)	6,481	377,194
IPG Photonics Corp.(1)	1,104	170,292
Jabil, Inc.	97,626	3,084,982
Jack Henry & Associates, Inc.	296	39,640
Juniper Networks, Inc.	267,831	7,132,340
KBR, Inc.	129,508	3,229,930
KEMET Corp.	127,677	2,401,604
Keysight Technologies, Inc.(1)	156,325	14,039,548
Kimball Electronics, Inc.(1)	7,019	113,989
KLA-Tencor Corp.	76,851	9,083,788
Knowles Corp.(1)	23,913	437,847
KVH Industries, Inc.(1)	4,584	49,828
Lam Research Corp.	53,111	9,976,370
Leidos Holdings, Inc.	163,836	13,082,305
Limelight Networks, Inc.(1)	19,086	51,532
Littelfuse, Inc.	20,024	3,542,446
LiveRamp Holdings, Inc.(1)	19,662	953,214
LogMeIn, Inc.	1,646	121,277
Lumentum Holdings, Inc.(1)	22,092	1,179,934
MACOM Technology Solutions Holdings, Inc.(1)	13,305	201,305
ManTech International Corp.—Class A	23,472	1,545,631
Marvell Technology Group Ltd.	251,056	5,992,707
Maxim Integrated Products, Inc.	5,649	337,923
MAXIMUS, Inc.	186,200	13,506,948
Methode Electronics, Inc.	330,101	9,430,986
Microchip Technology, Inc.	5,605	485,954
MKS Instruments, Inc.	74,379	5,793,380
Model N, Inc.(1)	47,692	929,994
Monotype Imaging Holdings, Inc.	6,618	111,447
Motorola Solutions, Inc.	1,446	241,092
MTS Systems Corp.	3,651	213,693
Nanometrics, Inc.(1)	4,418	153,349
National Instruments Corp.	4,099	172,117
NCR Corp.(1)	49,975	1,554,223
NeoPhotonics Corp.(1)	10,290	43,012
NetApp, Inc.	103,047	6,358,000
NETGEAR, Inc.	8,932	225,890
NetScout Systems, Inc.(1)	21,868	555,229
nLight, Inc.(1)	32,679	627,437
Nuance Communications, Inc.(1)	9,772	156,059
NVE Corp.	59	4,108
NXP Semiconductors NV	76,851	7,501,426
ON Semiconductor Corp.(1)	171,147	3,458,881
OneSpan, Inc.(1)	2,638	37,380
Park Electrochemical Corp.	5,165	86,204
PC Connection, Inc.	3,260	114,035
PCM, Inc.(1)	852	29,854
PDF Solutions, Inc.(1)	7,147	93,769
Perspecta, Inc.	38,270	895,901
Photronics, Inc.(1)	18,647	152,905
Plexus Corp.(1)	184,114	10,746,734
Presidio, Inc.	71,619	979,032
QAD, Inc.—Class A	1,471	59,149
Qorvo, Inc.(1)	124,760	8,310,264
Rambus, Inc.(1)	31,467	378,863
Ribbon Communications, Inc.(1)	17,062	83,433
RingCentral, Inc.—Class A(1)	44,150	5,073,718
Rogers Corp.(1)	42,328	7,304,966

Rudolph Technologies, Inc.(1)	7,542	208,385
Sabre Corp.	7,589	168,476
Sanmina Corp.(1)	70,652	2,139,343
ScanSource, Inc.(1)	7,610	247,782
Science Applications International Corp.	95,336	8,252,284
Seagate Technology Plc	55,900	2,634,008
SecureWorks Corp.—Class A(1)	2,277	30,261
Semtech Corp.(1)	131,863	6,336,017
Skyworks Solutions, Inc.	5,489	424,135
SMART Global Holdings, Inc.(1)	3,774	86,764
SolarWinds Corp.(1)	993,013	18,211,858
SS&C Technologies Holdings, Inc.	716	41,249
StarTek Inc.(1)	4,521	36,937
Stratasys Ltd.(1)	14,804	434,793
SunPower Corp.—Class A(1)	18,059	193,051
Sykes Enterprises, Inc.(1)	11,698	321,227
Symantec Corp.	20,098	437,332
Synaptics, Inc.(1)	10,011	291,721
Synchronoss Technologies, Inc.(1)	10,942	86,551
SYNNEX Corp.	138,312	13,609,901
TE Connectivity Ltd.	233,688	22,382,637
Tech Data Corp.(1)	48,559	5,079,271
Telenav, Inc.(1)	4,187	33,496
TESSCO Technologies, Inc.(1)	1,702	30,398
TiVo Corp.	35,563	262,099
Trimble, Inc.(1)	7,011	316,266
TTM Technologies, Inc.(1)	133,764	1,364,393
Ultra Clean Holdings, Inc.(1)	11,249	156,586
Unisys Corp.(1)	4,671	45,402
Veeco Instruments, Inc.(1)	13,785	168,453
Verint Systems, Inc.(1)	22,454	1,207,576
VeriSign, Inc.(1)	1,092	228,403
Verra Mobility Corp.(1)	333,230	4,361,981
Versum Materials, Inc.	77,625	4,003,898
ViaSat, Inc.(1)	1,857	150,083
Vishay Intertechnology, Inc.	113,139	1,869,056
Vishay Precision Group, Inc.(1)	687	27,913
Western Digital Corp.	73,359	3,488,220
Western Union Co.	196,093	3,900,290
Worldpay, Inc.—Class A(1)	13,991	1,714,597
Xerox Corp.	340,628	12,061,637
Xperi Corp.	11,319	233,058

		585,012,048

Materials—5.27%
Advanced Emissions Solutions, Inc.	684	8,646
AdvanSix, Inc.(1)	8,090	197,639
AK Steel Holding Corp.(1)	53,702	127,274
Albemarle Corp.	3,534	248,829
Alcoa Corp.(1)	6,247	146,242
Allegheny Technologies, Inc.(1)	36,560	921,312
American Vanguard Corp.	8,498	130,954
Amyris, Inc.(1)	9,279	33,033
AptarGroup, Inc.	79,937	9,939,367
Ardagh Group SA	559	9,782
Ashland Global Holdings, Inc.	24,635	1,970,061
Avery Dennison Corp.	186,235	21,543,665
Axalta Coating Systems Ltd.(1)	116,233	3,460,256
Berry Global Group, Inc.(1)	25,695	1,351,300
Boise Cascade Co.	8,396	236,012
Cabot Corp.	63,948	3,050,959

Carpenter Technology Corp.	13,592	652,144
Celanese Corp.—Class A	59,515	6,415,717
Century Aluminum Co.(1)	14,554	100,568
CF Industries Holdings, Inc.	6,678	311,929
Chemours Co.	106,870	2,564,880
Clearwater Paper Corp.(1)	4,570	84,499
Cleveland-Cliffs, Inc.	69,525	741,832
Coeur Mining, Inc.(1)	58,613	254,380
Commercial Metals Co.	34,370	613,504
Constellium NV—Class A(1)	697,000	6,997,880
Corteva, Inc.(1)	176,819	5,228,538
Crown Holdings, Inc.(1)	353,923	21,624,695
Domtar Corp.	45,605	2,030,791
Eagle Materials, Inc.	6,318	585,679
Eastman Chemical Co.	74,556	5,802,693
Element Solutions, Inc.(1)	1,485,411	15,359,150
Ferro Corp.(1)	82,702	1,306,692
Ferroglobe Plc	79,991	135,985
Flotek Industries, Inc.(1)	16,622	55,019
FMC Corp.	339,593	28,169,239
Freeport-McMoRan, Inc.	48,654	564,873
FutureFuel Corp.	7,395	86,448
Global Brass & Copper Holdings, Inc.	37,297	1,630,998
Gold Resource Corp.	16,553	55,949
Graphic Packaging Holding Co.	661,501	9,247,784
Greif, Inc.—Class A	7,495	243,962
Greif, Inc.—Class B	1,608	70,189
Hawkins, Inc.	2,780	120,680
Haynes International, Inc.	3,651	116,138
HB Fuller Co.	232,576	10,791,526
Hecla Mining Co.	139,014	250,225
Huntsman Corp.	161,215	3,295,235
Ingevity Corp.(1)	61,420	6,459,541
Innophos Holdings, Inc.	5,610	163,307
Innospec, Inc.	1,107	101,003
International Flavors & Fragrances, Inc.	3,575	518,697
International Paper Co.	92,898	4,024,341
Intrepid Potash, Inc.(1)	27,639	92,867
Kaiser Aluminum Corp.	2,220	216,694
Koppers Holdings, Inc.(1)	1,638	48,092
Kraton Corp.(1)	6,449	200,370
Kronos Worldwide, Inc.	163,900	2,510,948
Livent Corp.(1)	42,244	292,328
Louisiana-Pacific Corp.	31,217	818,510
LSB Industries, Inc.(1)	5,982	23,330
Martin Marietta Materials, Inc.	1,447	332,969
Materion Corp.	3,510	238,013
Minerals Technologies, Inc.	153,521	8,214,909
Mosaic Co.	274,018	6,858,671
Neenah, Inc.	926	62,551
NewMarket Corp.	20	8,019
Newmont Goldcorp Corp.	27,428	1,055,155
Novagold Resources, Inc.(1)	19,480	115,127
Nucor Corp.	10,245	564,499
Nutrien Ltd.	210,474	11,251,940
Olin Corp.	5,541	121,403
Olympic Steel, Inc.	2,621	35,777
Orion Engineered Carbons SA	5,574	119,339
Owens-Illinois, Inc.	156,319	2,699,629
Packaging Corp. of America	33,532	3,196,270

PH Glatfelter Co.	370,654	6,256,639
PolyOne Corp.	1,299	40,776
PQ Group Holdings, Inc.(1)	10,557	167,328
Ramaco Resources, Inc.(1)	2,280	12,130
Rayonier Advanced Materials, Inc.	14,644	95,040
Reliance Steel & Aluminum Co.	46,255	4,376,648
Royal Gold, Inc.	1,484	152,095
RPM International, Inc.	27,434	1,676,492
Schnitzer Steel Industries, Inc.—Class A	7,470	195,490
Schweitzer-Mauduit International, Inc.	37,153	1,232,737
Sealed Air Corp.	4,808	205,686
Sensient Technologies Corp.	25,553	1,877,634
Silgan Holdings, Inc.	112,847	3,453,118
Sonoco Products Co.	3,363	219,738
Steel Dynamics, Inc.	86,670	2,617,434
Stepan Co.	5,358	492,454
Summit Materials, Inc.—Class A(1)	26,523	510,568
SunCoke Energy, Inc.(1)	25,312	224,771
Synalloy Corp.	2,311	36,098
TimkenSteel Corp.(1)	12,066	98,097
Trecora Resources(1)	5,861	56,090
Tredegar Corp.	7,456	123,919
Trinseo SA	51,284	2,171,365
Tronox Holdings Plc—Class A	14,683	187,649
UFP Technologies, Inc.(1)	1,872	77,894
United States Lime & Minerals, Inc.	534	42,720
United States Steel Corp.	5,778	88,461
Valhi, Inc.	7,407	21,999
Valvoline, Inc.	329,671	6,438,475
Verso Corp.—Class A	9,402	179,108
Vulcan Materials Co.	353	48,470
Warrior Met Coal, Inc.	14,849	387,856
Westlake Chemical Corp.	1,179	81,893
Westrock Co.	8,572	312,621
Worthington Industries, Inc.	8,501	342,250

		253,731,194

Real Estate—7.99%
Acadia Realty Trust	23,985	656,469
Agree Realty Corp.	10,652	682,261
Alexander & Baldwin, Inc.	349,670	8,077,377
Alexandria Real Estate Equities, Inc.	3,709	523,303
Altisource Portfolio Solutions(1)	1,917	37,688
American Campus Communities, Inc.	54,907	2,534,507
American Finance Trust, Inc.	28,727	313,124
American Homes 4 Rent—Class A	238,315	5,793,438
American Realty Investors, Inc.(1)	613	8,361
Apartment Investment & Management Co.—Class A	4,981	249,648
Apple Hospitality REIT, Inc.	7,164	113,621
Armada Hoffler Properties, Inc.	10,186	168,578
Ashford Hospitality Trust, Inc.	25,040	74,369
AvalonBay Communities, Inc.	4,677	950,273
Boston Properties, Inc.	163,689	21,115,881
Braemar Hotels & Resorts, Inc.	8,471	83,863
Brandywine Realty Trust	5,895	84,416
Brixmor Property Group, Inc.	254,255	4,546,079
BRT Apartments Corp.	2,621	37,035
Camden Property Trust	3,142	327,993
CareTrust REIT, Inc.	7,608	180,918
CatchMark Timber Trust, Inc.—Class A	15,351	160,418
CBL & Associates Properties, Inc.	139,150	144,716

CBRE Group, Inc.—Class A(1)	7,044	361,357
Cedar Realty Trust, Inc.	27,316	72,387
Chatham Lodging Trust	118,423	2,234,642
Chesapeake Lodging Trust	17,713	503,403
CIM Commercial Trust Corp.(1)	938	19,342
City Office REIT, Inc.	10,635	127,514
Colony Capital, Inc.	15,256	76,280
Columbia Property Trust, Inc.	3,890	80,679
Community Healthcare Trust, Inc.	2,439	96,121
Consolidated-Tomoka Land Co.	1,358	81,073
CoreCivic, Inc.	34,718	720,746
CorEnergy Infrastructure Trust, Inc.	3,512	139,286
CorePoint Lodging, Inc.	11,910	147,565
CoreSite Realty Corp.	259	29,829
Corporate Office Properties Trust	64,655	1,704,952
Cousins Properties, Inc.	4,798	173,544
CubeSmart	87,917	2,939,944
Cushman & Wakefield Plc(1)	1,974	35,295
CyrusOne, Inc.	180,541	10,420,827
DiamondRock Hospitality Co.	449,313	4,645,896
Digital Realty Trust, Inc.	6,974	821,467
Douglas Emmett, Inc.	267,410	10,653,614
Duke Realty Corp.	388,263	12,272,993
Easterly Government Properties, Inc.	14,473	262,106
EastGroup Properties, Inc.	58,390	6,772,072
Empire State Realty Trust, Inc.—Class A	4,901	72,584
EPR Properties	2,533	188,936
Equity Commonwealth	306,049	9,952,713
Equity Residential	221,990	16,853,481
Essential Properties Realty Trust, Inc.	12,222	244,929
Essex Property Trust, Inc.	2,196	641,078
Extra Space Storage, Inc.	762	80,848
Farmland Partners, Inc.	8,997	63,429
Federal Realty Investment Trust	2,524	324,990
First Industrial Realty Trust, Inc.	28,746	1,056,128
Forestar Group, Inc.(1)	2,914	56,969
Franklin Street Properties Corp.	191,588	1,413,919
Front Yard Residential Corp.	14,303	174,783
FRP Holdings, Inc.(1)	1,982	110,536
Gaming & Leisure Properties, Inc.	93,730	3,653,595
Getty Realty Corp.	12,856	395,451
Gladstone Commercial Corp.	6,777	143,808
Gladstone Land Corp.	4,318	49,787
Global Medical REIT, Inc.	8,555	89,828
Global Net Lease, Inc.	24,051	471,881
Griffin Industrial Realty, Inc.	134	4,737
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,944	477,482
HCP, Inc.	16,056	513,471
Healthcare Realty Trust, Inc.	36,539	1,144,401
Healthcare Trust of America, Inc.—Class A	6,916	189,706
Hersha Hospitality Trust—Class A	10,400	172,016
Highwoods Properties, Inc.	3,471	143,352
Hospitality Properties Trust	122,108	3,052,700
Host Hotels & Resorts, Inc.	252,460	4,599,821
Hudson Pacific Properties, Inc.	4,991	166,051
Independence Realty Trust, Inc.	26,547	307,149
Industrial Logistics Properties Trust	170,000	3,539,400
Investors Real Estate Trust	3,614	212,033
Invitation Homes, Inc.	13,960	373,151
Iron Mountain, Inc.	8,510	266,363

iStar, Inc.	5,491	68,198
JBG SMITH Properties	4,030	158,540
Jernigan Capital, Inc.	5,836	119,638
Jones Lang LaSalle, Inc.	7,657	1,077,263
Kennedy-Wilson Holdings, Inc.	18,107	372,461
Kilroy Realty Corp.	96,436	7,117,941
Kimco Realty Corp.	13,588	251,106
Kite Realty Group Trust	24,854	376,041
Lexington Realty Trust	370,552	3,486,894
Liberty Property Trust	4,979	249,149
Life Storage, Inc.	13,169	1,252,109
LTC Properties, Inc.	6,092	278,161
Macerich Co.	4,758	159,345
Mack-Cali Realty Corp.	71,796	1,672,129
Marcus & Millichap, Inc.(1)	770	23,755
Maui Land & Pineapple Co., Inc.(1)	527	5,423
Medical Properties Trust, Inc.	342,870	5,979,653
Mid-America Apartment Communities, Inc.	22,560	2,656,666
Monmouth Real Estate Investment Corp.	21,503	291,366
National Health Investors, Inc.	6,720	524,362
National Retail Properties, Inc.	5,460	289,435
New Senior Investment Group, Inc.	14,389	96,694
Newmark Group, Inc.—Class A	4,386	39,386
NorthStar Realty Europe Corp.	12,843	211,010
Office Properties Income Trust	117,591	3,089,116
Omega Healthcare Investors, Inc.	167,021	6,138,022
One Liberty Properties, Inc.	4,781	138,458
Outfront Media, Inc.	203,922	5,259,148
Paramount Group, Inc.	6,887	96,487
Park Hotels & Resorts, Inc.	6,762	186,361
Pebblebrook Hotel Trust	449,430	12,664,937
Pennsylvania Real Estate Investment Trust	10,233	66,515
Physicians Realty Trust	589,110	10,274,078
Piedmont Office Realty Trust, Inc.—Class A	182,029	3,627,838
PotlatchDeltic Corp.	246,759	9,618,666
Preferred Apartment Communities, Inc.—Class A	12,256	183,227
Prologis, Inc.	155,656	12,468,046
QTS Realty Trust, Inc.—Class A	294,380	13,594,468
Rafael Holdings, Inc.(1)	3,013	86,624
Rayonier, Inc.	4,369	132,381
Re/Max Holdings, Inc.—Class A	5,103	156,968
Realogy Holdings Corp.	32,878	238,037
Realty Income Corp.	10,506	724,599
Regency Centers Corp.	199,062	13,285,398
Retail Opportunity Investments Corp.	32,640	559,123
Retail Properties of America, Inc.—Class A	440,109	5,175,682
Retail Value, Inc.	16,980	590,904
Rexford Industrial Realty, Inc.	29,670	1,197,778
RLJ Lodging Trust	50,478	895,480
RMR Group, Inc.—Class A	4,124	193,746
RPT Realty	23,577	285,517
Sabra Health Care REIT, Inc.	179,491	3,534,178
Safehold, Inc.	2,201	66,470
Saul Centers, Inc.	388	21,778
Senior Housing Properties Trust	275,911	2,281,784
Seritage Growth Properties	8,757	376,201
SITE Centers Corp.	130,741	1,731,011
SL Green Realty Corp.	189,411	15,222,962
Spirit MTA REIT	12,234	102,032
Spirit Realty Capital, Inc.	98,332	4,194,843

St Joe Co.(1)	10,110	174,701
STAG Industrial, Inc.	71,212	2,153,451
STORE Capital Corp.	576,028	19,118,369
Stratus Properties, Inc.(1)	1,579	51,207
Summit Hotel Properties, Inc.	143,495	1,645,888
Sun Communities, Inc.	2,173	278,557
Sunstone Hotel Investors, Inc.	66,850	916,514
Taubman Centers, Inc.	1,936	79,047
Tejon Ranch Co.(1)	5,954	98,777
Terreno Realty Corp.	16,461	807,247
The GEO Group, Inc.	111,600	2,344,716
The Howard Hughes Corp.(1)	238,884	29,583,395
Transcontinental Realty Investors, Inc.(1)	298	7,638
UDR, Inc.	8,905	399,745
UMH Properties, Inc.	1,353	16,791
Uniti Group, Inc.	156,400	1,485,800
Universal Health Realty Income Trust	380	32,273
Urban Edge Properties	32,759	567,713
Urstadt Biddle Properties, Inc.—Class A	8,699	182,679
Ventas, Inc.	12,012	821,020
VEREIT, Inc.	623,891	5,621,258
VICI Properties, Inc.	14,855	327,404
Vornado Realty Trust	5,811	372,485
Washington Prime Group, Inc.	332,437	1,269,909
Washington Real Estate Investment Trust	23,569	629,999
Weingarten Realty Investors	4,124	113,080
Welltower, Inc.	13,549	1,104,650
Weyerhaeuser Co.	25,001	658,526
Whitestone REIT—Class B	11,429	145,034
WP Carey, Inc.	5,606	455,095
Xenia Hotels & Resorts, Inc.	201,647	4,204,340

		384,341,672

Utilities—6.94%
AES Corp.	22,240	372,742
ALLETE, Inc.	14,941	1,243,241
Alliant Energy Corp.	91,587	4,495,090
Ameren Corp.	272,456	20,464,170
American Electric Power Co., Inc.	72,523	6,382,749
American Water Works Co., Inc.	6,058	702,728
Aqua America, Inc.	7,248	299,850
AquaVenture Holdings Ltd.(1)	3,086	61,627
Artesian Resources Corp.—Class A	2,317	86,123
Atlantic Power Corp.(1)	12,987	31,429
Atlantica Yield Plc	649,075	14,714,530
Atmos Energy Corp.	3,878	409,362
Avangrid, Inc.	1,882	95,041
Avista Corp.	19,004	847,578
Black Hills Corp.	45,626	3,566,584
Cadiz, Inc.(1)	4,074	45,833
California Water Service Group	984	49,820
CenterPoint Energy, Inc.	16,882	483,332
Clearway Energy, Inc.—Class A	9,784	158,305
Clearway Energy, Inc.—Class C	21,912	369,436
CMS Energy Corp.	350,539	20,299,713
Consolidated Edison, Inc.	10,974	962,200
Consolidated Water Co. Ltd.	4,071	58,052
DTE Energy Co.	136,176	17,414,187
Edison International	107,782	7,265,585
El Paso Electric Co.	9,810	641,574
Entergy Corp.	227,508	23,417,398

Evergy, Inc.	485,497	29,202,645
Eversource Energy	286,481	21,703,801
Exelon Corp.	88,500	4,242,690
FirstEnergy Corp.	197,674	8,462,424
Genie Energy Ltd.(1)	2,318	24,687
Hawaiian Electric Industries, Inc.	3,637	158,391
IDACORP, Inc.	1,610	161,692
MDU Resources Group, Inc.	6,762	174,460
MGE Energy, Inc.	94,782	6,926,669
Middlesex Water Co.	661	39,164
National Fuel Gas Co.	128,555	6,781,276
New Jersey Resources Corp.	41,348	2,057,890
NiSource, Inc.	12,508	360,230
Northwest Natural Holding Co.	7,236	502,902
NorthWestern Corp.	14,764	1,065,223
NRG Energy, Inc.	8,924	313,411
OGE Energy Corp.	6,728	286,344
ONE Gas, Inc.	161,254	14,561,236
Ormat Technologies, Inc.	7,442	471,748
Otter Tail Corp.	6,639	350,606
Pattern Energy Group, Inc.—Class A	25,187	581,568
PG&E Corp.(1)	17,770	407,288
Pinnacle West Capital Corp.	130,152	12,246,002
PNM Resources, Inc.	23,011	1,171,490
Portland General Electric Co.	64,391	3,488,061
PPL Corp.	244,468	7,580,953
Public Service Enterprise Group, Inc.	136,526	8,030,459
RGC Resources, Inc.	2,024	61,773
Sempra Energy	9,212	1,266,097
SJW Group	2,490	151,317
South Jersey Industries, Inc.	114,592	3,865,188
Southwest Gas Holdings, Inc.	13,733	1,230,751
Spire, Inc.	14,314	1,201,231
TerraForm Power, Inc.—Class A	6,681	95,538
UGI Corp.	58,933	3,147,612
Unitil Corp.	4,227	253,155
Vistra Energy Corp.	1,172,246	26,539,649
WEC Energy Group, Inc.	259,171	21,607,086
Xcel Energy, Inc.	300,950	17,903,516
York Water Co.	393	14,038

		333,628,540

Total Common Stocks (Cost: $4,144,994,136)		4,644,664,272

RIGHTS—0.00%(2)
Healthcare—0.00%(2)
Corium International, Inc., expires 3/31/2020—CVR(1)(3)	1,051	189
Industrials—0.00%(2)
Babcock & Wilcox Enterprises, Inc., expires 7/18/2019—CVR(1)	8,525	242
Hertz Global Holdings, Inc., expires 7/12/2019—CVR(1)	15,852	30,912

		31,154

Total Rights (Cost: $27,942)		31,343

SHORT-TERM INVESTMENTS—3.24%
Money Market Funds—3.14%
Goldman Sachs Financial Square Government Fund—Class I, 2.25%(4)	150,996,306	150,996,306

Total Money Market Funds (Cost: $150,996,306)		150,996,306

	Principal Amount	Value
Time Deposits—0.10%
ANZ, London, 1.91% due 7/1/2019	$1,598,947	1,598,947
Banco Santander, Frankfurt, 1.91% due 7/1/2019	1,367,109	1,367,109
Citibank, New York, 1.91% due 7/1/2019	115,476	115,476
J.P. Morgan, New York, 1.91% due 7/1/2019	1,815,637	1,815,637

Total Time Deposits (Cost: $4,897,169)		4,897,169

Total Short-Term Investments (Cost: $155,893,475)		155,893,475

TOTAL INVESTMENTS IN SECURITIES—99.81% (Cost: $4,300,915,553)		4,800,589,090

OTHER ASSETS IN EXCESS OF LIABILITIES—0.19%		9,054,917

TOTAL NET ASSETS—100.00%		$4,809,644,007

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $189, which represents 0.00% of total net assets.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2019

	Shares	Value
COMMON STOCKS—95.92%
Argentina—0.05%
Despegar.com Corp.(1)	411,100	$5,710,179

Australia—2.17%
AGL Energy Ltd.	23,774	334,345
Alumina Ltd.	93,738	153,866
AMP Ltd.	122,543	182,796
APA Group—Stapled Security	44,690	338,898
Aristocrat Leisure Ltd.	20,497	443,067
ASX Ltd.	6,947	402,488
Aurizon Holdings Ltd.	78,933	299,643
AusNet Services	63,983	84,321
Australia & New Zealand Banking Group Ltd.	109,765	2,178,763
Bank of Queensland Ltd.	15,387	103,035
Bendigo & Adelaide Bank Ltd.	18,977	154,463
BHP Group Ltd.	113,654	3,303,759
BHP Group Plc	81,422	2,082,316
BlueScope Steel Ltd.	19,724	167,712
Boral Ltd.	42,350	152,732
Brambles Ltd.	57,356	519,451
Caltex Australia Ltd.	9,390	163,454
Challenger Ltd.	20,736	96,788
CIMIC Group Ltd.	3,420	107,544
Coca-Cola Amatil Ltd.	18,050	129,581
Cochlear Ltd.	343,550	50,019,461
Coles Group Ltd.(1)	41,922	393,612
Commonwealth Bank of Australia	66,188	3,851,383
Computershare Ltd.	17,714	202,023
Crown Resorts Ltd.	13,090	114,412
CSL Ltd.	470,921	71,308,690
Dexus Property Group	39,571	360,993
Domino’s Pizza Enterprises Ltd.	2,053	54,256
Flight Centre Travel Group Ltd.	1,987	57,963
Fortescue Metals Group Ltd.	55,587	353,510
Goodman Group	60,288	637,231
GPT Group	65,429	282,709
Harvey Norman Holdings Ltd.	22,465	64,285
Incitec Pivot Ltd.	61,217	146,717
Insurance Australia Group Ltd.	83,778	486,412
LendLease Group—Stapled Security	21,256	194,236
Macquarie Group Ltd.	11,830	1,043,478
Medibank Pvt Ltd.	97,949	240,338
Mirvac Group	142,041	312,680
National Australia Bank Ltd.	107,582	2,020,830
Newcrest Mining Ltd.	28,290	635,569
Oil Search Ltd.	49,212	245,412
Orica Ltd.	15,122	215,459
Origin Energy Ltd.	62,946	323,675
QBE Insurance Group Ltd.	3,508,225	29,185,515
Ramsay Health Care Ltd.	5,171	262,524
REA Group Ltd.	1,860	125,649
Santos Ltd.	62,962	314,341
Scentre Group	202,107	545,442
Seek Ltd.	1,573,694	23,423,330
Sonic Healthcare Ltd.	16,190	308,484
South32 Ltd.	193,175	433,029
Stockland	92,690	271,771
Suncorp Group Ltd.	47,072	445,752
Sydney Airport—Stapled Security	39,351	222,313
Tabcorp Holdings Ltd.	74,031	231,303

Telstra Corp. Ltd.	158,217	427,835
TPG Telecom Ltd.	14,069	63,674
Transurban Group—Stapled Security	96,252	996,633
Treasury Wine Estates Ltd.	2,135,406	22,427,089
Vicinity Centres	122,565	211,022
Washington H Soul Pattinson & Co. Ltd.	3,922	60,647
Wesfarmers Ltd.	43,560	1,107,304
Westpac Banking Corp.	132,392	2,638,606
Woodside Petroleum Ltd.	36,126	926,580
Woolworths Group Ltd.	45,636	1,065,655
WorleyParsons Ltd.	11,692	121,542

		230,780,396

Austria—0.01%
Andritz AG	2,719	102,367
Erste Group Bank AG	11,901	441,339
OMV AG	5,627	274,286
Raiffeisen Bank International AG	5,466	128,346
Verbund AG	2,608	136,622
Voestalpine AG	4,318	133,490

		1,216,450

Belgium—0.82%
Ageas	7,070	367,925
Anheuser-Busch InBev SA/NV	557,415	49,325,853
Colruyt SA	2,082	120,868
Groupe Bruxelles Lambert SA	3,114	305,954
KBC Group NV	123,586	8,110,371
Proximus	5,793	171,211
Solvay SA	274,567	28,513,979
Telenet Group Holding NV	1,968	109,662
UCB SA	4,474	371,296
Umicore SA	7,488	240,302

		87,637,421

Bermuda—0.11%
Bank of NT Butterfield & Son Ltd.	334,659	11,365,020

Brazil—0.45%
Ambev SA—ADR	4,555,510	21,274,232
Raia Drogasil SA	1,320,871	26,176,977

		47,451,209

Canada—3.10%
Cameco Corp.	1,480,477	15,885,518
Canadian Pacific Railway Ltd.	292,216	68,740,892
Dollarama, Inc.	690,987	24,308,939
Fairfax Financial Holdings Ltd.	41,145	20,194,998
First Quantum Minerals Ltd.	671,670	6,380,493
Lululemon Athletica, Inc.(1)	147,830	26,640,444
Lundin Mining Corp.	1,010,399	5,562,962
Quebecor, Inc.—Class B	543,340	12,940,915
Restaurant Brands International, Inc.	154,315	10,731,065
Shaw Communications, Inc.—Class B	750,565	15,314,495
Shopify, Inc.—Class A(1)	409,919	123,037,188

		329,737,909

Chile—0.00%(3)
Antofagasta Plc	14,923	176,272

China—3.79%
Alibaba Group Holding Ltd.—ADR(1)	375,562	63,638,981
Baidu, Inc.—ADR(1)	145,421	17,066,607
BeiGene Ltd.—ADR(1)	1,297	160,763
Ctrip.com International Ltd.—ADR(1)	528,048	19,490,252

JD.com, Inc.—ADR(1)	685,492	20,763,553
Lenovo Group Ltd.	106,798,000	82,692,006
Ping An Insurance Group Co. of China Ltd.—Class H	1,880,500	22,612,780
Shandong Weigao Group Medical Polymer Co. Ltd.—Class H	11,300,000	10,253,994
Shanghai Fosun Pharmaceutical Group Co. Ltd.—Class H	12,762,500	38,654,578
Tencent Holdings Ltd.	2,008,216	90,850,525
Tsingtao Brewery Co. Ltd.—Class H	5,789,000	36,885,927
Yangzijiang Shipbuilding Holdings Ltd.	93,600	106,046

		403,176,012

Denmark—1.54%
AP Moller—Maersk—Class A	139	161,650
AP Moller—Maersk—Class B	23,637	29,411,921
Carlsberg—Class B	3,864	512,742
CHR Hansen Holding A/S	447,200	42,083,815
Coloplast A/S—Class B	4,250	480,415
Danske Bank A/S	537,759	8,519,881
Demant A/S(1)	3,803	118,369
DSV A/S	367,909	36,227,997
FLSmidth & Co. A/S	56,375	2,554,457
Genmab A/S(1)	2,229	410,227
H Lundbeck A/S	2,430	96,249
ISS A/S	5,978	180,732
Novo Nordisk A/S—Class B	62,399	3,187,167
Novozymes A/S—Class B	815,159	38,008,280
Orsted A/S(2)	6,858	593,279
Pandora A/S	3,887	138,297
Tryg A/S	4,381	142,560
Vestas Wind Systems	7,210	624,629

		163,452,667

Finland—0.84%
Elisa OYJ	6,070	296,173
Fortum OYJ	16,328	360,875
Kone OYJ—Class B	480,738	28,389,178
Metso OYJ	3,633	142,981
Neste OYJ	15,337	521,419
Nokia OYJ	11,485,095	57,204,871
Nokian Renkaat OYJ	4,827	150,749
Nordea Bank Abp	118,282	858,868
Orion OYJ—Class B	3,819	140,046
Sampo OYJ—Class A	17,259	814,702
Stora Enso OYJ—Class R	22,357	263,090
UPM-Kymmene OYJ	20,619	548,611
Wartsila OYJ Abp	16,116	234,001

		89,925,564

France—7.91%
Accor SA	6,794	291,615
Aeroports de Paris	1,069	188,607
Air Liquide SA	15,628	2,185,863
Airbus SE	21,182	2,997,709
Alstom SA	5,504	255,113
Amundi SA(2)	235,809	16,464,131
Arkema SA	2,545	236,594
Atos SE	3,463	289,323
AXA SA	74,700	1,961,750
BioMerieux	1,662	137,711
BNP Paribas SA	1,276,638	60,519,394
Bollore SA	32,469	143,267
Bouygues SA	301,065	11,149,343
Bureau Veritas SA	10,415	257,072
Capgemini SE	5,893	732,695

Carrefour SA	22,917	442,314
Casino Guichard Perrachon SA	2,241	76,447
Cie de Saint-Gobain	1,315,339	51,363,693
Cie Generale des Etablissements Michelin SCA	6,280	794,053
CNP Assurances	6,396	145,179
Covivio	1,774	185,616
Credit Agricole SA	44,301	528,631
Danone SA	339,709	28,763,913
Dassault Aviation SA	95	136,543
Dassault Systemes	4,701	749,834
Edenred	8,910	454,094
Eiffage SA	2,822	278,897
Electricite de France SA	22,696	286,148
Engie SA	69,961	1,060,853
EssilorLuxottica(1)	443,414	57,798,399
Eurazeo SE	1,456	101,457
Eutelsat Communications SA	6,584	122,963
Faurecia SA	2,901	134,554
Gecina SA	1,759	263,291
Getlink SE	17,101	273,932
Hermes International	1,131	815,337
ICADE	1,124	102,967
Iliad SA	979	109,939
Imerys SA	1,348	71,460
Ingenico Group SA	2,076	183,729
Ipsen SA	1,353	184,543
JCDecaux SA	2,584	78,247
Kering SA	2,755	1,626,064
Klepierre SA	7,667	256,867
Legrand SA	434,152	31,740,337
L’Oreal SA	9,205	2,617,241
LVMH Moet Hennessy Louis Vuitton SE	173,028	73,558,617
Natixis SA	35,870	144,434
Orange SA	5,071,136	79,987,533
Pernod Ricard SA	271,101	49,930,417
Peugeot SA	21,656	533,008
Publicis Groupe SA	477,725	25,214,722
Remy Cointreau SA	798	115,059
Renault SA	7,570	475,905
Rexel SA	2,598,139	32,976,514
Safran SA	12,100	1,770,131
Sanofi SA	1,558,509	134,689,936
Sartorius Stedim Biotech	946	149,168
Schneider Electric SE	324,070	29,322,788
SCOR SE	184,953	8,108,121
SEB SA	789	141,943
Societe BIC SA	982	74,804
Societe Generale SA	29,954	756,021
Sodexo SA	3,220	376,398
Suez Environnement Co.	12,883	185,894
Teleperformance	2,078	416,152
Thales SA	3,815	471,237
TOTAL SA	1,330,461	74,630,584
Ubisoft Entertainment SA(1)	424,744	33,218,629
Unibail-Rodamco-Westfield	5,247	786,068
Valeo SA	9,057	294,859
Veolia Environnement SA	20,751	505,295
Vinci SA	120,767	12,333,413
Vivendi SA	33,147	909,643
Wendel SA	1,007	137,281

Worldline SA(1)(2)	2,960	215,057

		841,987,360

Germany—5.60%
1&1 Drillisch AG	2,012	67,134
Adidas AG	323,111	99,960,877
Allianz SE	200,696	48,403,107
Axel Springer SE	1,779	125,122
BASF SE	35,501	2,582,670
Bayer AG	818,273	56,755,659
Bayerische Motoren Werke AG	12,797	945,922
Bechtle AG	306,557	35,280,341
Beiersdorf AG	129,045	15,473,284
Brenntag AG	5,466	268,203
Carl Zeiss Meditec AG	1,459	143,902
Commerzbank AG	7,566,367	54,336,523
Continental AG	4,326	629,948
Covestro AG(2)	6,554	333,661
Daimler AG	865,944	48,295,261
Delivery Hero SE(1)(2)	4,159	188,787
Deutsche Bank AG	74,930	577,790
Deutsche Boerse AG	121,872	17,204,667
Deutsche Lufthansa AG	8,929	153,095
Deutsche Post AG	37,946	1,248,302
Deutsche Telekom AG	1,697,236	29,404,017
Deutsche Wohnen SE	13,122	480,831
E.ON SE	5,321,603	57,740,018
Evonik Industries AG	7,071	206,034
Fraport AG Frankfurt Airport Services Worldwide	1,488	128,080
Fresenius Medical Care AG & Co. KGaA	7,752	608,790
Fresenius SE & Co. KGaA	15,042	816,780
GEA Group AG	5,954	168,978
Gerresheimer AG	139,085	10,251,327
Hannover Rueck SE	2,399	387,903
HeidelbergCement AG	5,870	475,032
Henkel AG & Co. KGaA	3,895	357,979
HOCHTIEF AG	866	105,461
HUGO BOSS AG	2,491	166,015
Infineon Technologies AG	1,355,670	24,089,827
Innogy SE(2)	3,150	149,364
Innogy SE—Tender Offer	2,015	86,266
KION Group AG	2,354	148,869
Knorr-Bremse AG	1,753	195,543
LANXESS AG	3,164	187,908
Merck KGaA	141,038	14,731,603
METRO AG	7,669	140,134
MTU Aero Engines AG	1,886	449,831
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,547	1,390,397
Puma SE	2,990	199,406
RWE AG	21,536	531,414
SAP SE	35,739	4,899,525
Siemens AG	159,976	19,045,996
Siemens Healthineers AG(2)	5,393	227,250
Symrise AG—Class A	4,664	449,097
Telefonica Deutschland Holding AG	32,283	90,194
ThyssenKrupp AG	15,748	229,932
TUI AG	16,622	163,205
Uniper SE	7,877	238,688
United Internet AG	4,326	142,525
Volkswagen AG	30,591	5,247,164
Vonovia SE	19,003	907,770

Wirecard AG	4,217	711,898
Zalando SE(1)(2)	827,948	36,658,771

		595,584,077

Hong Kong—5.32%
AIA Group Ltd.	10,784,185	116,457,366
ASM Pacific Technology Ltd.	11,500	117,902
Bank of East Asia Ltd.	47,600	133,109
BOC Hong Kong Holdings Ltd.	141,500	557,106
China Mobile Ltd.	13,025,500	118,579,802
China Resources Power Holdings Co. Ltd.	15,578,000	22,722,754
CK Asset Holdings Ltd.	99,000	775,574
CK Hutchison Holdings Ltd.	11,123,500	109,719,419
CK Infrastructure Holdings Ltd.	25,000	203,757
CLP Holdings Ltd.	64,500	710,777
Dairy Farm International Holdings Ltd.	17,800	127,232
Galaxy Entertainment Group Ltd.	8,074,000	54,313,804
Hang Lung Properties Ltd.	76,000	180,805
Hang Seng Bank Ltd.	30,000	746,715
Henderson Land Development Co. Ltd.	58,758	323,952
HK Electric Investments & HK Electric Investments Ltd.	103,000	105,463
HKT Trust & HKT Ltd.	142,000	225,405
Hong Kong & China Gas Co. Ltd.	364,992	809,153
Hong Kong Exchanges & Clearing Ltd.	42,899	1,516,055
Hongkong Land Holdings Ltd.	45,400	292,636
Hysan Development Co. Ltd.	27,000	139,513
Jardine Matheson Holdings Ltd.	292,600	18,455,165
Jardine Strategic Holdings Ltd.	367,100	14,007,521
Kerry Properties Ltd.	16,000	67,208
Link Real Estate Investment Trust	77,500	953,670
Melco Resorts & Entertainment Ltd.—ADR	9,177	199,324
MTR Corp. Ltd.	58,000	390,679
New World Development Co. Ltd.	233,413	365,098
NWS Holdings Ltd.	59,613	122,610
PCCW Ltd.	159,000	91,755
Power Assets Holdings Ltd.	54,000	388,479
Shangri-La Asia Ltd.	44,000	55,413
Sino Land Co. Ltd.	124,490	208,779
SJM Holdings Ltd.	75,000	85,285
Sun Hung Kai Properties Ltd.	61,000	1,034,869
Swire Pacific Ltd.—Class A	4,082,500	50,162,735
Swire Properties Ltd.	42,000	169,794
Techtronic Industries Co. Ltd.	3,256,500	24,947,499
Vitasoy International Holdings Ltd.	26,000	125,033
WH Group Ltd.(2)	25,094,500	25,455,686
Wharf Holdings Ltd.	45,000	119,266
Wharf Real Estate Investment Co. Ltd.	46,000	324,181
Wheelock & Co. Ltd.	31,000	222,599
Yue Yuen Industrial Holdings Ltd.	27,500	75,428

		566,786,375

India—1.73%
Asian Paints Ltd.	1,647,975	32,432,598
HDFC Bank Ltd.—ADR	489,866	63,702,175
Housing Development Finance Corp. Ltd.	1,427,805	45,384,873
Mahindra & Mahindra Ltd.—GDR(1)	1,971,260	18,332,718
MakeMyTrip Ltd.(1)	371,500	9,213,200
United Spirits Ltd.(1)	1,740,226	14,744,214

		183,809,778

Ireland—1.82%
Accenture Plc—Class A	365,949	67,616,397
AerCap Holdings NV(1)	5,047	262,494

AIB Group Plc	31,794	130,097
Bank of Ireland Group Plc	35,709	186,816
CRH Plc	29,485	963,783
DCC Plc	3,458	308,493
Flutter Entertainment Plc	3,050	229,799
ICON Plc(1)	187,748	28,907,560
James Hardie Industries Plc	16,011	210,772
Kerry Group Plc—Class A	5,720	682,967
Keywords Studios Plc	35,694	826,457
Kingspan Group Plc	572,260	31,078,235
Medtronic Plc	360,770	35,135,390
Perrigo Co. Plc	348,490	16,595,094
Ryanair Holdings Plc—ADR(1)	158,573	10,170,872
Smurfit Kappa Group Plc	8,489	257,237

		193,562,463

Isle of Man—0.00%(3)
GVC Holdings Plc	21,935	181,829

Israel—0.03%
Azrieli Group Ltd.	1,600	107,365
Bank Hapoalim BM(1)	43,005	319,365
Bank Leumi Le-Israel BM	54,907	396,870
Check Point Software Technologies Ltd.(1)	4,445	513,887
CyberArk Software Ltd.(1)	1,348	172,328
Elbit Systems Ltd.	921	137,415
Israel Chemicals Ltd.	26,545	139,652
Israel Discount Bank Ltd.—Class A	43,038	175,483
Mizrahi Tefahot Bank Ltd.(1)	4,983	115,108
Nice Ltd.(1)	2,219	303,771
Teva Pharmaceutical Industries Ltd.—ADR(1)	43,771	404,006
Wix.com Ltd.(1)	1,690	240,149

		3,025,399

Italy—2.36%
Assicurazioni Generali SpA	42,393	798,158
Atlantia SpA	19,061	497,041
Davide Campari-Milano SpA	21,110	206,807
Enel SpA	11,354,159	79,203,773
ENI SpA	7,722,707	128,407,963
Ferrari NV	4,456	722,494
FinecoBank Banca Fineco SpA	1,864,888	20,803,725
Intesa Sanpaolo SpA	570,853	1,222,083
Leonardo SpA	13,561	172,042
Mediobanca Banca di Credito Finanziario SpA	23,408	241,379
Moncler SpA	6,654	285,199
Pirelli & C SpA(2)	15,813	93,342
Poste Italiane SpA(2)	21,438	225,907
Prysmian SpA	9,164	189,344
Recordati SpA	3,697	154,092
Snam SpA	82,288	409,368
Telecom Italia SpA(1)	15,519,023	8,472,700
Telecom Italia SpA Savings Share	221,112	114,648
Terna Rete Elettrica Nazionale SpA	55,333	352,561
UniCredit SpA	683,665	8,415,117

		250,987,743

Japan—14.97%
ABC-Mart, Inc.	1,200	78,260
Acom Co. Ltd.	12,300	44,388
Advantest Corp.	7,200	198,222
Aeon Co. Ltd.	24,200	416,467
Aeon Financial Service Co. Ltd.	4,000	64,559
Aeon Mall Co. Ltd.	4,600	69,313

AGC, Inc.	6,900	239,029
Air Water, Inc.	5,600	96,143
Aisin Seiki Co. Ltd.	6,100	210,421
Ajinomoto Co., Inc.	15,665	271,768
Alfresa Holdings Corp.	6,800	168,172
Alps Alpine Co. Ltd.	1,274,700	21,587,807
Amada Holdings Co. Ltd.	13,100	148,072
ANA Holdings, Inc.	4,300	142,529
Aozora Bank Ltd.	4,700	113,010
Asahi Group Holdings Ltd.	13,000	585,243
Asahi Intecc Co. Ltd.	7,200	177,978
Asahi Kasei Corp.	49,600	530,252
Astellas Pharma, Inc.	67,800	966,202
Bandai Namco Holdings, Inc.	7,200	349,378
Bank of Kyoto Ltd.	2,100	81,417
Benesse Holdings, Inc.	2,600	60,677
Bridgestone Corp.	21,900	863,932
Brother Industries Ltd.	8,900	168,578
Calbee, Inc.	2,800	75,622
Canon, Inc.	38,600	1,130,327
Casio Computer Co. Ltd.	7,100	88,523
Central Japan Railway Co.	5,600	1,122,845
Chiba Bank Ltd.	22,600	110,672
Chubu Electric Power Co., Inc.	24,400	342,755
Chugai Pharmaceutical Co. Ltd.	8,200	537,041
Chugoku Electric Power Co., Inc.	10,200	128,630
Coca-Cola Bottlers Japan Holdings, Inc.	4,600	116,675
Concordia Financial Group Ltd.	41,300	154,138
Credit Saison Co. Ltd.	5,500	64,549
CyberAgent, Inc.	3,500	127,547
Dai Nippon Printing Co. Ltd.	9,100	194,351
Daicel Corp.	10,600	94,467
Daifuku Co. Ltd.	3,700	208,988
Dai-ichi Life Holdings, Inc.	713,500	10,795,076
Daiichi Sankyo Co. Ltd.	20,900	1,096,111
Daikin Industries Ltd.	9,000	1,178,450
Daito Trust Construction Co. Ltd.	2,600	331,581
Daiwa House Industry Co. Ltd.	21,800	637,012
Daiwa House REIT Investment Corp.	70	168,969
Daiwa Securities Group, Inc.	60,500	265,622
Denso Corp.	367,700	15,504,478
Dentsu, Inc.	8,200	286,783
Disco Corp.	1,000	165,016
East Japan Railway Co.	799,000	74,821,384
Eisai Co. Ltd.	9,000	510,086
Electric Power Development Co. Ltd.	5,300	120,608
FamilyMart UNY Holdings Co. Ltd.	9,100	217,258
FANUC Corp.	64,600	12,003,503
Fast Retailing Co. Ltd.	2,200	1,331,657
Fuji Electric Co. Ltd.	5,200	180,215
FUJIFILM Holdings Corp.	948,400	48,150,090
Fujitsu Ltd.	377,900	26,410,025
Fukuoka Financial Group, Inc.	282,100	5,166,211
GMO Payment Gateway, Inc.	1,500	103,661
Hakuhodo DY Holdings, Inc.	8,200	138,504
Hamamatsu Photonics KK	5,100	199,241
Hankyu Hanshin Holdings, Inc.	8,700	312,176
Hikari Tsushin, Inc.	800	174,773
Hino Motors Ltd.	10,800	91,154
Hirose Electric Co. Ltd.	1,215	135,956

Hisamitsu Pharmaceutical Co., Inc.	2,600	103,040
Hitachi Chemical Co. Ltd.	3,815	103,981
Hitachi Construction Machinery Co. Ltd.	4,100	107,263
Hitachi High-Technologies Corp.	2,380	122,354
Hitachi Ltd.	35,600	1,309,821
Hitachi Metals Ltd.	2,644,400	29,986,635
Honda Motor Co. Ltd.	2,945,900	76,177,403
Hoshizaki Corp.	1,900	141,685
Hoya Corp.	14,000	1,075,960
Hulic Co. Ltd.	10,900	87,753
Idemitsu Kosan Co. Ltd.	7,365	222,754
IHI Corp.	5,500	132,963
Iida Group Holdings Co. Ltd.	644,000	10,426,266
Inpex Corp.	3,397,600	30,793,556
Isetan Mitsukoshi Holdings Ltd.	12,700	103,093
Isuzu Motors Ltd.	2,833,900	32,366,194
ITOCHU Corp.	52,400	1,003,828
Itochu Techno-Solutions Corp.	3,500	89,979
J Front Retailing Co. Ltd.	8,700	99,948
Japan Airlines Co. Ltd.	4,200	134,046
Japan Airport Terminal Co. Ltd.	1,700	72,707
Japan Exchange Group, Inc.	18,400	293,053
Japan Post Bank Co. Ltd.	15,500	157,505
Japan Post Holdings Co. Ltd.	60,100	680,633
Japan Prime Realty Investment Corp.	30	130,020
Japan Real Estate Investment Corp.	53	322,601
Japan Retail Fund Investment Corp.	106	214,396
Japan Tobacco, Inc.	2,465,500	54,348,693
JFE Holdings, Inc.	18,400	270,937
JGC Corp.	7,300	99,871
JSR Corp.	7,800	123,555
JTEKT Corp.	7,200	87,547
JXTG Holdings, Inc.	123,350	614,764
Kajima Corp.	16,600	228,324
Kakaku.com, Inc.	1,056,600	20,435,126
Kamigumi Co. Ltd.	4,100	97,226
Kaneka Corp.	1,800	67,865
Kansai Electric Power Co., Inc.	27,200	311,804
Kansai Paint Co. Ltd.	6,200	130,300
Kao Corp.	313,400	23,913,790
Kawasaki Heavy Industries Ltd.	5,075	119,690
KDDI Corp.	68,500	1,743,098
Keihan Holdings Co. Ltd.	3,500	152,704
Keikyu Corp.	8,100	139,667
Keio Corp.	3,600	237,252
Keisei Electric Railway Co. Ltd.	4,600	167,785
Keyence Corp.	182,354	112,461,814
Kikkoman Corp.	5,100	222,392
Kintetsu Group Holdings Co. Ltd.	6,400	306,831
Kirin Holdings Co. Ltd.	29,500	636,979
Kobayashi Pharmaceutical Co. Ltd.	1,700	121,966
Kobe Steel Ltd.	11,500	75,483
Koito Manufacturing Co. Ltd.	3,900	208,714
Komatsu Ltd.	35,400	859,434
Konami Holdings Corp.	3,400	159,932
Konica Minolta, Inc.	17,000	165,641
Kose Corp.	1,100	185,660
Kubota Corp.	36,800	614,800
Kuraray Co. Ltd.	12,600	150,938
Kurita Water Industries Ltd.	3,700	92,185

Kyocera Corp.	452,200	29,629,830
Kyowa Kirin Co. Ltd.	806,600	14,553,917
Kyushu Electric Power Co., Inc.	14,100	138,523
Kyushu Railway Co.	5,900	172,119
Lawson, Inc.	1,900	91,280
LINE Corp.(1)	2,500	70,314
Lion Corp.	7,800	145,511
LIXIL Group Corp.	9,700	153,871
M3, Inc.	15,100	277,098
Makita Corp.	8,200	279,968
Marubeni Corp.	60,200	399,593
Marui Group Co. Ltd.	9,000	183,538
Maruichi Steel Tube Ltd.	2,100	58,442
Mazda Motor Corp.	23,000	238,082
McDonald’s Holdings Co. Japan Ltd.	2,450	108,093
Mebuki Financial Group, Inc.	36,540	95,483
Medipal Holdings Corp.	6,840	151,291
MEIJI Holdings Co. Ltd.	4,400	314,605
Mercari, Inc.(1)	2,700	71,925
Minebea Co. Ltd.	13,800	235,118
MISUMI Group, Inc.	10,300	259,631
Mitsubishi Chemical Holdings Corp.	49,150	344,114
Mitsubishi Corp.	52,400	1,384,690
Mitsubishi Electric Corp.	3,738,900	49,428,572
Mitsubishi Estate Co. Ltd.	42,900	799,547
Mitsubishi Gas Chemical Co., Inc.	5,800	77,577
Mitsubishi Heavy Industries Ltd.	12,140	529,451
Mitsubishi Materials Corp.	4,400	125,350
Mitsubishi Motors Corp.	24,700	118,637
Mitsubishi Tanabe Pharma Corp.	9,490	105,611
Mitsubishi UFJ Financial Group, Inc.	475,200	2,263,366
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,800	83,960
Mitsui & Co. Ltd.	731,900	11,946,728
Mitsui Chemicals, Inc.	6,700	166,458
Mitsui Fudosan Co. Ltd.	33,600	816,621
Mitsui OSK Lines Ltd.	4,100	98,453
Mizuho Financial Group, Inc.	934,800	1,359,318
Monotaro Co. Ltd.	4,500	110,233
MS&AD Insurance Group Holdings, Inc.	1,492,440	47,439,313
Murata Manufacturing Co. Ltd.	379,000	17,062,857
Nabtesco Corp.	4,000	111,748
Nagoya Railroad Co. Ltd.	6,600	182,780
NEC Corp.	9,285	366,396
Nexon Co. Ltd.(1)	1,480,300	21,626,662
NGK Insulators Ltd.	9,700	141,855
NGK Spark Plug Co. Ltd.	5,900	110,999
NH Foods Ltd.	3,600	154,350
Nidec Corp.	246,400	33,839,342
Nikon Corp.	12,100	172,057
Nintendo Co. Ltd.	4,100	1,504,285
Nippon Building Fund, Inc.	50	342,479
Nippon Electric Glass Co. Ltd.	3,000	76,249
Nippon Express Co. Ltd.	2,800	149,240
Nippon Paint Holdings Co. Ltd.	5,700	221,905
Nippon Prologis Real Estate Investment Trust, Inc.	76	175,550
Nippon Steel & Sumitomo Metal Corp.	31,000	533,511
Nippon Telegraph & Telephone Corp.	743,100	34,620,810
Nippon Yusen KK	5,600	90,128
Nissan Chemical Corp.	4,400	198,783
Nissan Motor Co. Ltd.	89,300	639,609

Nisshin Seifun Group, Inc.	7,100	162,155
Nissin Foods Holdings Co. Ltd.	2,300	148,354
Nitori Holdings Co. Ltd.	3,000	398,107
Nitto Denko Corp.	5,900	292,029
Nomura Holdings, Inc.	9,586,100	33,936,500
Nomura Real Estate Holdings, Inc.	4,800	103,387
Nomura Real Estate Master Fund, Inc.	148	227,606
Nomura Research Institute Ltd.	12,414	199,633
NSK Ltd.	13,400	119,774
NTT Data Corp.	23,900	319,114
NTT DOCOMO, Inc.	51,100	1,192,262
Obayashi Corp.	24,100	238,077
Obic Co. Ltd.	2,300	261,384
Odakyu Electric Railway Co. Ltd.	10,500	257,308
Oji Holdings Corp.	30,250	175,226
Olympus Corp.	2,568,600	28,585,659
Omron Corp.	6,800	356,633
Ono Pharmaceutical Co. Ltd.	13,900	249,919
Oracle Corp.	1,400	102,503
Oriental Land Co. Ltd.	7,200	893,219
ORIX Corp.	50,400	753,223
Osaka Gas Co. Ltd.	14,000	244,328
Otsuka Corp.	3,600	145,177
Otsuka Holdings Co. Ltd.	14,730	481,328
Pan Pacific International Holdings Corp.	4,300	273,392
Panasonic Corp.	7,926,600	66,212,123
Park24 Co. Ltd.	4,200	98,060
PeptiDream, Inc.(1)	3,400	174,631
Persol Holdings Co. Ltd.	6,400	150,887
Pigeon Corp.	520,100	20,973,487
Pola Orbis Holdings, Inc.	3,300	92,473
Rakuten, Inc.	31,400	375,391
Recruit Holdings Co. Ltd.	43,000	1,439,721
Renesas Electronics Corp.(1)	29,800	148,248
Resona Holdings, Inc.	1,961,400	8,182,156
Ricoh Co. Ltd.	25,200	252,106
Rinnai Corp.	1,200	76,441
Rohm Co. Ltd.	153,100	10,315,249
Ryohin Keikaku Co. Ltd.	900	163,066
Sankyo Co. Ltd.	1,700	61,639
Santen Pharmaceutical Co. Ltd.	13,200	219,452
SBI Holdings, Inc.	8,925	221,681
Secom Co. Ltd.	7,600	654,891
Sega Sammy Holdings, Inc.	6,400	77,918
Seibu Holdings, Inc.	8,300	138,558
Seiko Epson Corp.	10,800	171,118
Sekisui Chemical Co. Ltd.	12,900	194,238
Sekisui House Ltd.	23,800	392,143
Seven & i Holdings Co. Ltd.	27,500	931,738
Seven Bank Ltd.	8,900	23,324
SG Holdings Co. Ltd.	5,200	147,859
Sharp Corp.	7,705	84,992
Shimadzu Corp.	7,800	192,021
Shimamura Co. Ltd.	800	59,893
Shimano, Inc.	172,000	25,629,786
Shimizu Corp.	21,900	182,343
Shin-Etsu Chemical Co. Ltd.	13,095	1,225,193
Shinsei Bank Ltd.	5,400	84,037
Shionogi & Co. Ltd.	9,900	572,050
Shiseido Co. Ltd.	675,600	51,100,162

Shizuoka Bank Ltd.	19,100	141,048
Showa Denko KK	6,600	195,315
SMC Corp.	91,000	34,113,630
Softbank Corp.	60,100	780,751
SoftBank Group Corp.	531,800	25,614,321
Sohgo Security Services Co. Ltd.	2,900	134,044
Sompo Holdings, Inc.	12,200	471,915
Sony Corp.	45,900	2,412,044
Sony Financial Holdings, Inc.	5,600	134,765
Stanley Electric Co. Ltd.	4,900	120,820
Subaru Corp.	23,680	576,541
Sugi Holdings Co. Ltd.(1)	208,300	9,865,251
Sumco Corp.	13,000	154,961
Sumitomo Chemical Co. Ltd.	56,300	262,152
Sumitomo Corp.	45,100	684,982
Sumitomo Dainippon Pharma Co. Ltd.	6,400	121,841
Sumitomo Electric Industries Ltd.	3,852,900	50,714,241
Sumitomo Heavy Industries Ltd.	4,100	141,646
Sumitomo Metal Mining Co. Ltd.	9,400	281,780
Sumitomo Mitsui Financial Group, Inc.	2,302,600	81,617,249
Sumitomo Mitsui Trust Holdings, Inc.	1,544,500	56,114,179
Sumitomo Realty & Development Co. Ltd.	12,800	457,917
Sumitomo Rubber Industries Ltd.	7,700	89,183
Sundrug Co. Ltd.	2,800	75,938
Suntory Beverage & Food Ltd.	5,110	222,193
Suzuken Co. Ltd.	2,755	161,893
Suzuki Motor Corp.	13,400	630,418
Sysmex Corp.	351,300	22,982,077
T&D Holdings, Inc.	21,700	236,172
Taiheiyo Cement Corp.	4,600	139,659
Taisei Corp.	7,600	276,842
Taisho Pharmaceutical Holdings Co. Ltd.	1,360	104,755
Taiyo Nippon Sanso Corp.	4,500	95,809
Takeda Pharmaceutical Co. Ltd.	1,518,179	54,005,931
TDK Corp.	4,700	366,102
Teijin Ltd.	6,900	117,884
Terumo Corp.	23,400	699,039
THK Co. Ltd.	4,500	108,241
Tobu Railway Co. Ltd.	6,930	202,248
Toho Co. Ltd	4,200	178,937
Toho Gas Co. Ltd.	2,200	81,119
Tohoku Electric Power Co., Inc.	17,200	174,045
Tokio Marine Holdings, Inc.	1,030,600	51,710,732
Tokyo Century Corp.	1,500	63,476
Tokyo Electric Power Co. Holdings, Inc.(1)	59,700	311,817
Tokyo Electron Ltd.	5,800	815,221
Tokyo Gas Co. Ltd.	14,600	344,151
Tokyu Corp.	18,100	321,361
Tokyu Fudosan Holdings Corp.	24,500	135,588
Toppan Printing Co. Ltd.	9,300	141,419
Toray Industries, Inc.	52,300	397,348
Toshiba Corp.	21,700	676,492
Tosoh Corp.	9,600	135,407
TOTO Ltd.	5,300	209,892
Toyo Seikan Group Holdings Ltd.	5,400	107,367
Toyo Suisan Kaisha Ltd.	3,150	129,840
Toyoda Gosei Co. Ltd.	2,000	39,087
Toyota Industries Corp.	5,900	325,401
Toyota Motor Corp.	170,794	10,600,133
Toyota Tsusho Corp.	8,435	256,229

Trend Micro, Inc.	4,700	210,014
Tsuruha Holdings, Inc.	1,300	120,566
Unicharm Corp.	14,600	440,169
United Urban Investment Corp.	108	181,024
USS Co. Ltd.	8,100	160,016
Welcia Holdings Co. Ltd.	1,500	61,199
West Japan Railway Co.	6,200	501,800
Yahoo Japan Corp.	106,800	314,157
Yakult Honsha Co. Ltd.	4,600	271,486
Yamada Denki Co. Ltd.	23,840	105,508
Yamaha Corp.	5,200	247,507
Yamaha Motor Co. Ltd.	10,500	187,151
Yamato Holdings Co. Ltd.	10,900	222,180
Yamazaki Baking Co. Ltd.	5,700	86,302
Yaskawa Electric Corp.	8,500	290,674
Yokogawa Electric Corp.	8,400	165,334
Yokohama Rubber Co. Ltd.	4,300	79,171
ZOZO, Inc.	7,400	138,876

		1,593,483,922

Luxembourg—0.01%
ArcelorMittal	25,912	463,513
Aroundtown SA	28,829	237,845
Eurofins Scientific SE(1)	416	183,565
Millicom International Cellular SA	2,397	134,931
RTL Group SA	1,554	79,537
SES SA—Class A	13,927	217,490
Tenaris SA	17,918	235,009

		1,551,890

Macau—0.01%
MGM China Holdings Ltd.	34,000	57,759
Sands China Ltd.	92,800	443,312
Wynn Macau Ltd.	59,200	132,528

		633,599

Malaysia—0.19%
Public Bank Bhd	3,656,200	20,359,064

Mexico—0.76%
Fresnillo Plc	7,678	84,979
Grupo Aeroportuario del Centro Norte SAB de CV—Class B	1,748,200	10,682,976
Grupo Aeroportuario del Pacifico SAB de CV—ADR(1)	83,285	8,687,458
Mexichem SAB de CV	5,587,387	11,763,533
Wal-Mart de Mexico SAB de CV	18,251,612	49,818,402

		81,037,348

Netherlands—4.27%
ABN AMRO Bank NV(2)	16,396	350,833
Adyen NV(1)(2)	371	286,184
Aegon NV	68,963	342,570
Akzo Nobel NV	351,951	33,072,924
ASML Holding NV	158,040	32,861,257
ASML Holding NV—REG	181,314	37,729,608
Core Laboratories NV	186,515	9,751,004
EXOR NV	4,010	280,934
Heineken Holding NV	4,146	434,274
Heineken NV	9,499	1,058,688
ING Groep NV	7,229,313	83,742,501
InterXion Holding NV(1)	224,035	17,046,823
Koninklijke Ahold Delhaize NV	955,634	21,453,690
Koninklijke DSM NV	6,669	822,851
Koninklijke KPN NV	4,237,093	13,011,259
Koninklijke Philips NV	33,576	1,459,748

Koninklijke Vopak NV	2,411	111,028
NN Group NV	11,800	474,347
NXP Semiconductors NV	10,712	1,045,598
OCI NV(1)	186,293	5,115,200
PostNL NV	12,187,247	21,120,921
QIAGEN NV(1)	688,884	27,934,246
QIAGEN NV—Aquis Listed(1)	8,340	339,369
Randstad NV	4,450	244,229
Royal Dutch Shell Plc—Class A	2,789,601	90,860,343
Royal Dutch Shell Plc—Class B	1,627,559	53,329,742
Wolters Kluwer NV	10,330	751,521

		455,031,692

New Zealand—0.01%
a2 Milk Co. Ltd.(1)	25,676	253,810
Auckland International Airport Ltd.	36,417	241,090
Fisher & Paykel Healthcare Corp. Ltd.	21,133	219,836
Fletcher Building Ltd.	34,606	112,763
Meridian Energy Ltd.	47,955	153,226
Ryman Healthcare Ltd.	14,500	114,519
Spark New Zealand Ltd.	68,642	184,673

		1,279,917

Norway—0.03%
Aker BP ASA	4,030	116,230
DNB ASA	37,744	703,308
Equinor ASA	37,033	734,638
Gjensidige Forsikring ASA	7,403	149,208
Mowi ASA	16,123	377,261
Norsk Hydro ASA	49,725	178,102
Orkla ASA	28,542	253,308
Schibsted ASA—Class B	3,591	93,703
Telenor ASA	28,670	609,129
Yara International ASA	6,379	309,897

		3,524,784

Portugal—0.26%
EDP—Energias de Portugal SA	96,042	365,002
Galp Energia SGPS SA	18,171	279,457
Jeronimo Martins SGPS SA	1,677,470	27,039,413

		27,683,872

Russia—0.00%(3)
Evraz Plc	19,044	161,252

Singapore—2.89%
Ascendas Real Estate Investment Trust	106,400	245,515
CapitaLand Commercial Trust	106,551	170,983
CapitaLand Ltd.	91,600	239,189
CapitaLand Mall Trust	106,700	207,507
City Developments Ltd.	15,900	111,378
ComfortDelGro Corp. Ltd.	78,500	154,377
DBS Group Holdings Ltd.	3,720,700	71,474,873
Genting Singapore Ltd.	226,200	153,897
Golden Agri-Resources Ltd.	265,000	56,894
Jardine Cycle & Carriage Ltd.	4,500	120,588
Keppel Corp. Ltd.	58,500	288,253
Oversea-Chinese Banking Corp. Ltd.	118,800	1,002,103
SATS Ltd.	25,800	99,545
Sea Ltd.—ADR(1)	770,595	25,599,166
Sembcorp Industries Ltd.	40,300	71,830
Singapore Airlines Ltd.	22,600	154,863
Singapore Exchange Ltd.	27,200	159,352
Singapore Technologies Engineering Ltd.	59,100	181,010
Singapore Telecommunications Ltd.	38,508,200	99,671,403

Suntec Real Estate Investment Trust	79,400	113,907
United Overseas Bank Ltd.	4,548,025	87,923,058
UOL Group Ltd.	16,800	93,846
Venture Corp. Ltd.	10,300	124,359
Wilmar International Ltd.	7,211,000	19,739,715

		308,157,611

South Africa—0.58%
Investec Plc	26,113	169,751
Naspers Ltd.—Class N	252,440	61,103,167

		61,272,918

South Korea—1.11%
Hana Financial Group, Inc.	305,271	9,894,545
NAVER Corp.	93,928	9,282,988
POSCO	75,652	16,059,786
Samsung Electronics Co. Ltd.	529,020	21,541,875
Samsung SDI Co. Ltd.	298,524	61,246,470

		118,025,664

Spain—3.25%
ACS Actividades Co. SA	10,017	400,770
Aena SA(2)	2,435	482,624
Amadeus IT Group SA	587,322	46,542,622
Banco Bilbao Vizcaya Argentaria SA	10,040,476	56,002,572
Banco de Sabadell SA	214,946	222,798
Banco Santander SA	10,910,033	50,564,220
Bankia SA	4,272,665	10,092,020
Bankinter SA	2,579,831	17,782,877
CaixaBank SA	141,661	406,285
Cellnex Telecom SA(1)(2)	7,039	260,397
Enagas SA	4,479	119,529
Endesa SA	12,098	311,167
Ferrovial SA	17,899	458,190
Grifols SA	10,538	311,856
Iberdrola SA	3,759,969	37,434,923
Industria de Diseno Textil SA	1,819,453	54,742,414
Mapfre SA	43,166	126,232
Naturgy Energy Group SA	11,743	323,623
Red Electrica Corp. SA	16,423	342,060
Repsol SA	53,959	846,770
Siemens Gamesa Renewable Energy SA	10,222	169,898
Telefonica SA	8,279,807	68,087,353

		346,031,200

Sweden—2.49%
Alfa Laval AB	11,438	249,949
Assa Abloy AB—Class B	36,583	825,411
Atlas Copco AB—Class A	2,170,621	69,558,959
Atlas Copco AB—Class B	14,197	408,170
Boliden AB	9,943	254,779
Electrolux AB	8,828	226,293
Epiroc AB—Class A	2,397,997	24,985,524
Epiroc AB—Class B	13,464	133,556
Essity AB—Class B	22,252	684,548
Getinge AB—Class B(1)	1,047,590	16,519,814
Hennes & Mauritz AB—Class B	31,080	552,171
Hexagon AB—Class B	9,270	515,446
Husqvarna AB—Class B	15,155	141,920
ICA Gruppen AB	3,633	156,178
Industrivarden AB—Class C	6,192	137,394
Investor AB—Class B	663,904	31,926,502
Kinnevik AB—Class B	9,119	237,365
L E Lundbergforetagen AB—Class B	3,153	118,166

Lundin Petroleum AB	6,613	206,039
Nibe Industrier AB—Class B(1)	1,198,609	17,555,664
Sandvik AB	40,398	742,356
Securitas AB—Class B	11,178	196,202
Skandinaviska Enskilda Banken AB—Class A	62,196	575,868
Skanska AB—Class B	13,594	245,629
SKF AB—Class B	13,824	254,491
Spotify Technology SA(1)	171,310	25,048,948
Svenska Handelsbanken AB—Class A	57,946	571,851
Swedbank AB	34,432	518,351
Swedish Match AB	6,245	264,028
Tele2 AB—Class B	18,102	264,383
Telefonaktiebolaget LM Ericsson—Class B	2,042,744	19,389,169
Telia Co. AB	11,460,193	50,806,686
Volvo AB—Class B	56,494	897,671

		265,169,481

Switzerland—8.51%
ABB Ltd.	2,583,852	51,801,497
Adecco Group AG	993,751	59,721,838
Alcon, Inc.(1)	1,210,278	74,759,164
Baloise Holding AG	1,863	329,950
Barry Callebaut AG	87	174,613
Chocoladefabriken Lindt & Spruengli AG	38	276,634
Chocoladefabriken Lindt & Spruengli AG—REG	4	325,343
Chubb Ltd.	372,138	54,812,206
Cie Financiere Richemont SA	473,434	40,230,790
Clariant AG(1)	6,850	139,363
Coca-Cola HBC AG(1)	7,417	280,178
Credit Suisse Group AG(1)	1,345,117	16,099,939
Dufry AG(1)	1,562	132,368
EMS-Chemie Holding AG	285	185,007
Geberit AG	73,884	34,535,342
Givaudan SA	337	951,867
Glencore Plc(1)	431,208	1,492,380
Julius Baer Group Ltd.(1)	295,834	13,180,612
Kuehne & Nagel International AG	1,984	294,697
LafargeHolcim Ltd.(1)	17,847	872,656
Lonza Group AG(1)	2,717	917,240
Nestle SA	1,060,319	109,766,601
Novartis AG	1,607,013	146,707,073
Novartis AG—ADR	227,920	20,811,375
Pargesa Holding SA	1,477	113,914
Partners Group Holding AG	678	533,193
Roche Holding AG	488,539	137,371,237
Schindler Holding AG	744	162,648
Schindler Holding AG Participation Certificate	146,639	32,685,537
SGS SA	192	489,382
Sika AG	225,888	38,591,309
Sonova Holding AG	2,007	456,790
STMicroelectronics NV	24,754	439,039
Straumann Holding AG	375	331,380
Swatch Group AG—BR	1,083	310,457
Swatch Group AG—REG	2,124	115,104
Swiss Life Holding AG	1,341	664,849
Swiss Prime Site AG(1)	2,853	249,169
Swiss Re AG	11,725	1,191,465
Swisscom AG	1,000	502,290
Temenos AG(1)	2,318	415,047
u-blox Holding AG(1)	52,152	4,428,484
UBS Group AG(1)	1,417,755	16,850,367

Vifor Pharma AG	1,632	235,886
Zurich Insurance Group AG	118,283	41,156,501

		906,092,781

Taiwan—1.64%
Catcher Technology Co. Ltd.	986,000	7,083,881
Hon Hai Precision Industry Co. Ltd.	6,340,400	15,818,759
Hon Hai Precision Industry Co. Ltd.—GDR	2,564,386	12,623,431
Taiwan Semiconductor Manufacturing Co. Ltd.	4,958,000	37,920,688
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	2,570,074	100,669,799

		174,116,558

Thailand—0.11%
Thai Beverage PCL(1)	19,110,200	11,731,290

United Arab Emirates—0.00%(3)
NMC Health Plc	3,796	116,141

United Kingdom—15.10%
3i Group Plc	37,350	528,426
Admiral Group Plc	7,118	199,597
Anglo American Plc	40,366	1,153,193
Ashtead Group Plc	17,277	495,010
ASOS Plc(1)	291,491	9,460,600
Associated British Foods Plc	12,864	402,712
AstraZeneca Plc	1,145,043	93,609,203
Auto Trader Group Plc(2)	5,221,258	36,364,874
Aviva Plc	2,613,488	13,842,496
B&M European Value Retail SA	2,463,770	10,435,514
BAE Systems Plc	3,698,582	23,245,165
Barclays Plc	7,361,570	14,002,082
Barratt Developments Plc	40,816	297,018
Berkeley Group Holdings Plc	4,532	214,787
BP Plc	18,150,760	126,452,127
British American Tobacco Plc	373,564	13,043,341
British American Tobacco Plc—ADR	282,715	9,858,272
British Land Co. Plc	36,763	251,607
BT Group Plc—Class A	327,348	818,479
Bunzl Plc	12,034	317,529
Burberry Group Plc	892,841	21,162,296
Centrica Plc	219,880	245,115
CNH Industrial NV	37,034	380,459
Coca-Cola European Partners Plc	8,597	485,731
Compass Group Plc	2,301,497	55,170,973
Croda International Plc	4,606	299,603
Diageo Plc	910,974	39,208,579
Direct Line Insurance Group Plc	51,885	218,710
easyJet Plc	6,027	72,972
Experian Plc	2,252,214	68,218,593
Farfetch Ltd.—Class A(1)	235,815	4,904,952
Ferguson Plc	8,387	597,070
Fiat Chrysler Automobiles NV	39,897	553,708
G4S Plc	54,615	144,491
GlaxoSmithKline Plc	2,383,202	47,770,922
Halma Plc	13,763	353,470
Hargreaves Lansdown Plc	2,101,654	51,350,185
HomeServe Plc	1,404,943	21,171,134
HSBC Holdings Plc	9,298,496	77,607,721
Imperial Brands Plc	36,652	860,045
Informa Plc	47,763	506,520
InterContinental Hotels Group Plc	6,276	412,772
Intertek Group Plc	401,404	28,062,173
ITV Plc	145,482	199,521
J Sainsbury Plc	4,730,639	11,755,626

John Wood Group Plc	7,220,011	41,572,640
Johnson Matthey Plc	607,530	25,684,911
Jupiter Fund Management Plc(1)	2,949,419	15,829,956
Kingfisher Plc	12,484,048	34,027,531
Land Securities Group Plc	26,554	281,279
Legal & General Group Plc	232,087	795,134
Lloyds Banking Group Plc	70,224,484	50,436,643
London Stock Exchange Group Plc	250,133	17,430,378
Marks & Spencer Group Plc	76,704	205,085
Meggitt Plc	30,579	203,730
Melrose Industries Plc	172,656	396,895
Merlin Entertainments Plc(2)	25,352	144,916
Micro Focus International Plc	13,188	346,844
Mondi Plc	13,095	298,044
National Grid Plc	1,456,456	15,489,223
Next Plc	5,186	363,160
Ocado Group Plc(1)	16,708	247,679
Pearson Plc	31,408	326,771
Persimmon Plc	12,168	309,128
Prudential Plc	99,928	2,181,526
Reckitt Benckiser Group Plc	25,648	2,025,031
RELX Plc	71,593	1,736,450
Rentokil Initial Plc	67,040	338,464
Rightmove Plc(1)	5,750,444	39,120,555
Rio Tinto Ltd.	14,365	1,051,881
Rio Tinto Plc	43,860	2,714,632
Rolls-Royce Holdings Plc(1)	61,073	652,439
Royal Bank of Scotland Group Plc	6,785,956	18,926,785
RSA Insurance Group Plc	36,881	270,285
Sage Group Plc	39,185	399,632
Schroders Plc	4,752	184,346
Segro Plc	40,279	373,971
Severn Trent Plc	9,595	249,612
Smith & Nephew Plc	32,078	696,562
Smiths Group Plc	14,553	289,548
Sophos Group Plc(2)	3,733,880	18,744,055
Spirax-Sarco Engineering Plc	2,669	311,580
SSE Plc	3,469,303	49,449,192
St James’s Place Plc	19,441	271,444
Standard Chartered Plc	2,222,813	20,165,061
Standard Life Aberdeen Plc	99,500	372,285
Taylor Wimpey Plc	123,593	248,009
TechnipFMC Plc	874,525	22,685,179
Tesco Plc	54,635,316	157,495,839
Trainline Plc(1)(2)	5,017,000	26,259,473
Travis Perkins Plc	1,512,919	24,469,378
Unilever NV	53,171	3,230,573
Unilever Plc	40,548	2,517,029
Unilever Plc—ADR	488,120	30,248,796
United Utilities Group Plc	26,306	261,847
Vodafone Group Plc	57,729,300	94,621,985
Weir Group Plc	1,835,103	36,108,142
Whitbread Plc	6,523	383,798
Willis Towers Watson Plc	48,335	9,258,086
Wm Morrison Supermarkets Plc	89,277	228,519
WPP Plc	3,826,139	48,195,815

		1,607,833,124

United States—2.08%
Carnival Plc	6,047	266,119
Mettler-Toledo International, Inc.(1)	130,344	109,488,960

Mylan NV(1)			736,142	14,016,144
News Corp.—Class A			616,617	8,318,163
ResMed, Inc.			416,519	50,827,813
Schlumberger Ltd.			955,640	37,977,134

				220,894,333

Total Common Stocks (Cost: $9,648,920,704)				10,210,742,564

PREFERRED STOCKS—0.23%
Germany—0.23%
Bayerische Motoren Werke AG			1,925	119,275
Fuchs Petrolub SE			2,393	93,950
Henkel AG & Co. KGaA			6,549	640,619
Porsche Automobil Holding SE			5,809	376,333
Sartorius AG			1,289	264,354
Volkswagen AG			136,561	23,002,019

				24,496,550

Total Preferred Stocks (Cost: $21,885,301)				24,496,550

RIGHTS—0.00%(3)
Spain—0.00%(3)
ACS Actividades de Construccion y Servicios SA, expires 7/18/2019(1)			10,017	15,719
Repsol SA, expires 7/8/2019(1)			53,959	29,930

				45,649

Total Rights (Cost: $47,057)				45,649

SHORT-TERM INVESTMENTS—3.38%
Money Market Funds—3.18%
Goldman Sachs Financial Square Government Fund—Class I, 0.00%(4)			338,830,906	338,830,906

Total Money Market Funds (Cost: $338,830,906)				338,830,906

			Principal Amount	Value
Time Deposits—0.20%
ANZ, London, 1.91% due 7/1/2019	$		3,899,708	3,899,708
Banco Santander, Frankfurt, 1.91% due 7/1/2019			613,070	613,070
Bank of Montreal, London, 1.91% due 7/1/2019			670,725	670,725
BNP Paribas, Paris, -0.58% due 7/1/2019		EUR	2,932,216	3,334,222
Brown Brothers Harriman, -1.58% due 7/1/2019		CHF	1,589,098	1,627,840
Brown Brothers Harriman, -0.85% due 7/1/2019		DKK	94,417	14,384
Brown Brothers Harriman, -0.50% due 7/1/2019		SEK	2,154,418	232,003
Brown Brothers Harriman, 0.36% due 7/1/2019		GBP	99,256	126,051
Brown Brothers Harriman, 0.52% due 7/1/2019		NOK	156,896	18,392
Brown Brothers Harriman, 0.52% due 7/1/2019		AUD	266,013	186,755
Brown Brothers Harriman, 0.60% due 7/1/2019		SGD	17,607	13,013
Brown Brothers Harriman, 0.65% due 7/1/2019		NZD	60,597	40,709
Brown Brothers Harriman, 2.35% due 7/2/2019		HKD	130,413	16,695
Citibank, London, -0.58% due 7/1/2019		EUR	911,245	1,036,177
Citibank, London, 0.36% due 7/1/2019		GBP	4,847,259	6,155,777
Hong Kong & Shanghai Bank, 0.60% due 7/1/2019		SGD	39,613	29,278
Hong Kong & Shanghai Bank, 2.35% due 7/2/2019		HKD	11,725,207	1,500,980
JP Morgan, New York, 1.91% due 7/1/2019	$		370,619	370,619
Royal Bank of Canada, Toronto, 0.86% due 7/2/2019		CAD	63,001	48,109
Sumitomo, Tokyo, -0.27% due 7/1/2019		JPY	100,870,106	935,585

Total Time Deposits				20,870,092

Total Short-Term Investments (Cost: $359,700,998)				359,700,998

TOTAL INVESTMENTS IN SECURITIES—99.53% (Cost: $10,030,554,060)				10,594,985,761

OTHER ASSETS IN EXCESS OF LIABILITIES—0.47%				50,370,609

TOTAL NET ASSETS—100.00%				10,645,356,370

Percentages	are stated as a percent of net assets.

Principal	amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt
GDR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security total $163,498,591, which represents 1.54% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

	% of Net Assets
COMMON STOCKS
Communication Services	10.01%
Consumer Discretionary	11.38%
Consumer Staples	9.20%
Energy	6.00%
Financials	16.70%
Healthcare	12.67%
Industrials	13.01%
Information Technology	10.44%
Materials	3.28%
Real Estate	0.65%
Utilities	2.58%

Total Common Stocks	95.92%

PREFERRED STOCKS
Consumer Discretionary	0.22%
Consumer Staples	0.01%
Healthcare	0.00	%(1)
Materials	0.00	%(1)

Total Preferred Stocks	0.23%

RIGHTS
Energy	0.00	%(1)
Industrials	0.00	%(1)

Total Rights	0.00%

SHORT-TERM INVESTMENTS
Money Market Funds	3.18%
Time Deposits	0.20%

Total Short-Term Investments	3.38%

TOTAL INVESTMENTS	99.53%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13.	EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Ryan Robson
Ryan Robson
Title:	Principal Executive Officer

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan Robson
Ryan Robson
Title:	Principal Executive Officer

Date:	August 28, 2019

By:	/s/ Aaron Masek
Aaron Masek
Title:	Principal Financial Officer

Date:	August 28, 2019